Nationwide Destination 2025 Fund - July 31, 2022 (Unaudited) - Statement of Investments - 1
Investment Companies 88.1%
Shares Value ($)
Alternative Assets 4.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 818,508 8,062,301
Total Alternative Assets
(cost $8,111,802) 8,062,301
Equity Funds 43.2%
Nationwide International Index
Fund, Class R6(a) 2,600,922 19,767,007
Nationwide Mid Cap Market
Index Fund, Class R6(a) 280,910 4,696,821
Nationwide Multi-Cap Portfolio,
Class R6(a) 4,328,323 49,775,710
Nationwide Small Cap Index
Fund, Class R6(a) 176,315 1,902,437
Total Equity Funds
(cost $63,954,714) 76,141,975
Fixed Income Funds 40.3%
Nationwide Bond Portfolio, Class
R6(a) 7,022,666 63,414,677
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 763,487 7,611,967
Total Fixed Income Funds
(cost $78,094,044) 71,026,644
Total Investment Companies
(cost $150,160,560) 155,230,920
Exchange Traded Funds 5.1%
Equity Fund 3.2%
iShares Core MSCI Emerging
Markets ETF 115,977 5,689,832
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF 27,956 3,282,873
Total Exchange Traded Funds
(cost $9,552,472) 8,972,705
Investment Contract 6.8%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 12,063,074 12,063,074
Total Investment Contract
(cost $12,063,074) 12,063,074
Total Investments
(cost $171,776,106) — 100.0% 176,266,699
Liabilities in excess of other assets — 0.0%
†
(73,316)
NET ASSETS — 100.0% $ 176,193,383
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

2 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Destination 2025 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,972,705 $ – $ – $ 8,972,705
Investment Companies 155,230,920 – – 155,230,920
Investment Contract – – 12,063,074 12,063,074
Total $ 164,203,625 $ – $ 12,063,074 $ 176,266,699

Nationwide Destination 2025 Fund - July 31, 2022 (Unaudited) - Statement of Investments - 3
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 14,176,467 $ 14,176,467
Purchases
*
874,403 874,403
Sales (2,987,796) (2,987,796)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2022 $ 12,063,074 $ 12,063,074
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 91.1%
Shares Value ($)
Alternative Assets 3.3%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 663,379 6,534,282
Total Alternative Assets
(cost $6,662,849) 6,534,282
Equity Funds 55.8%
Nationwide International Index
Fund, Class R6(a) 4,125,747 31,355,676
Nationwide Mid Cap Market
Index Fund, Class R6(a) 461,803 7,721,339
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,870,730 67,513,401
Nationwide Small Cap Index
Fund, Class R6(a) 377,526 4,073,502
Total Equity Funds
(cost $95,129,779) 110,663,918
Fixed Income Funds 32.0%
Nationwide Bond Portfolio, Class
R6(a) 6,624,194 59,816,468
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 380,270 3,791,296
Total Fixed Income Funds
(cost $70,217,308) 63,607,764
Total Investment Companies
(cost $172,009,936) 180,805,964
Exchange Traded Funds 5.9%
Equity Fund 4.5%
iShares Core MSCI Emerging
Markets ETF 181,594 8,909,001
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF 23,597 2,770,996
Total Exchange Traded Funds
(cost $12,478,977) 11,679,997
Investment Contract 3.0%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 6,044,821 6,044,821
Total Investment Contract
(cost $6,044,821) 6,044,821
Total Investments
(cost $190,533,734) — 100.0% 198,530,782
Liabilities in excess of other assets — 0.0%
†
(85,461)
NET ASSETS — 100.0% $ 198,445,321
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

Nationwide Destination 2030 Fund - July 31, 2022 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,679,997 $ – $ – $ 11,679,997
Investment Companies 180,805,964 – – 180,805,964
Investment Contract – – 6,044,821 6,044,821
Total $ 192,485,961 $ – $ 6,044,821 $ 198,530,782

6 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Destination 2030 Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 6,253,955 $ 6,253,955
Purchases
*
865,741 865,741
Sales (1,074,875) (1,074,875)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2022 $ 6,044,821 $ 6,044,821
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2035 Fund - July 31, 2022 (Unaudited) - Statement of Investments - 7
Investment Companies 91.6%
Shares Value ($)
Alternative Assets 2.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 476,854 4,697,013
Total Alternative Assets
(cost $4,864,566) 4,697,013
Equity Funds 66.6%
Nationwide International Index
Fund, Class R6(a) 4,472,021 33,987,363
Nationwide Mid Cap Market
Index Fund, Class R6(a) 554,480 9,270,910
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,336,809 72,873,302
Nationwide Small Cap Index
Fund, Class R6(a) 435,224 4,696,064
Total Equity Funds
(cost $106,473,848) 120,827,639
Fixed Income Funds 22.4%
Nationwide Bond Portfolio, Class
R6(a) 4,376,986 39,524,185
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 108,947 1,086,199
Total Fixed Income Funds
(cost $45,042,006) 40,610,384
Total Investment Companies
(cost $156,380,420) 166,135,036
Exchange Traded Funds 7.2%
Equity Fund 6.0%
iShares Core MSCI Emerging
Markets ETF 221,849 10,883,912
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF 18,908 2,220,366
Total Exchange Traded Funds
(cost $13,944,245) 13,104,278
Investment Contract 1.2%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 2,181,459 2,181,459
Total Investment Contract
(cost $2,181,459) 2,181,459
Total Investments
(cost $172,506,124) — 100.0% 181,420,773
Liabilities in excess of other assets — 0.0%
†
(75,524)
NET ASSETS — 100.0% $ 181,345,249
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

8 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Destination 2035 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 13,104,278 $ – $ – $ 13,104,278
Investment Companies 166,135,036 – – 166,135,036
Investment Contract – – 2,181,459 2,181,459
Total $ 179,239,314 $ – $ 2,181,459 $ 181,420,773

Nationwide Destination 2035 Fund - July 31, 2022 (Unaudited) - Statement of Investments - 9
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 2,306,581 $ 2,306,581
Purchases
*
281,364 281,364
Sales (406,486) (406,486)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2022 $ 2,181,459 $ 2,181,459
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Destination 2040 Fund
Investment Companies 91.3%
Shares Value ($)
Alternative Assets 1.3%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 213,484 2,102,821
Total Alternative Assets
(cost $2,133,166) 2,102,821
Equity Funds 74.7%
Nationwide International Index
Fund, Class R6(a) 4,196,531 31,893,638
Nationwide Mid Cap Market
Index Fund, Class R6(a) 600,885 10,046,793
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,265,827 72,057,011
Nationwide Small Cap Index
Fund, Class R6(a) 412,141 4,447,004
Total Equity Funds
(cost $104,928,431) 118,444,446
Fixed Income Funds 15.3%
Nationwide Bond Portfolio, Class
R6(a) 2,675,698 24,161,552
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 13,981 139,394
Total Fixed Income Funds
(cost $26,957,778) 24,300,946
Total Investment Companies
(cost $134,019,375) 144,848,213
Exchange Traded Funds 8.0%
Equity Fund 6.8%
iShares Core MSCI Emerging
Markets ETF 219,961 10,791,287
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF 16,783 1,970,828
Total Exchange Traded Funds
(cost $13,593,708) 12,762,115
Investment Contract 0.7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 1,060,778 1,060,778
Total Investment Contract
(cost $1,060,778) 1,060,778
Total Investments
(cost $148,673,861) — 100.0% 158,671,106
Other assets in excess of liabilities — 0.0%
†
25,860
NET ASSETS — 100.0% $ 158,696,966
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

Nationwide Destination 2040 Fund - July 31, 2022 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,762,115 $ – $ – $ 12,762,115
Investment Companies 144,848,213 – – 144,848,213
Investment Contract – – 1,060,778 1,060,778
Total $ 157,610,328 $ – $ 1,060,778 $ 158,671,106

12 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Destination 2040 Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 1,213,610 $ 1,213,610
Purchases
*
110,137 110,137
Sales (262,969) (262,969)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2022 $ 1,060,778 $ 1,060,778
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2045 Fund - July 31, 2022 (Unaudited) - Statement of Investments - 13
Investment Companies 91.3%
Shares Value ($)
Alternative Assets 0.3%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 43,837 431,793
Total Alternative Assets
(cost $458,650) 431,793
Equity Funds 79.6%
Nationwide International Index
Fund, Class R6(a) 3,806,060 28,926,053
Nationwide Mid Cap Market
Index Fund, Class R6(a) 562,456 9,404,268
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,856,288 67,347,313
Nationwide Small Cap Index
Fund, Class R6(a) 377,415 4,072,306
Total Equity Funds
(cost $97,118,163) 109,749,940
Fixed Income Fund 11.4%
Nationwide Bond Portfolio, Class
R6(a) 1,747,793 15,782,568
Total Fixed Income Funds
(cost $17,513,373) 15,782,568
Total Investment Companies
(cost $115,090,186) 125,964,301
Exchange Traded Funds 8.4%
Equity Fund 7.2%
iShares Core MSCI Emerging
Markets ETF 201,887 9,904,576
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF 14,988 1,760,041
Total Exchange Traded Funds
(cost $12,442,667) 11,664,617
Investment Contract 0.3%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 351,411 351,411
Total Investment Contract
(cost $351,411) 351,411
Total Investments
(cost $127,884,264) — 100.0% 137,980,329
Liabilities in excess of other assets — 0.0%
†
(58,299)
NET ASSETS — 100.0% $ 137,922,030
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

14 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Destination 2045 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,664,617 $ – $ – $ 11,664,617
Investment Companies 125,964,301 – – 125,964,301
Investment Contract – – 351,411 351,411
Total $ 137,628,918 $ – $ 351,411 $ 137,980,329

Nationwide Destination 2045 Fund - July 31, 2022 (Unaudited) - Statement of Investments - 15
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 322,649 $ 322,649
Purchases
*
78,915 78,915
Sales (50,153) (50,153)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2022 $ 351,411 $ 351,411
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 91.3%
Shares Value ($)
Alternative Assets 0.0%
†
Nationwide Amundi Strategic
Income Fund, Class R6(a) 3,643 35,880
Total Alternative Assets
(cost $37,601) 35,880
Equity Funds 82.3%
Nationwide International Index
Fund, Class R6(a) 3,570,483 27,135,668
Nationwide Mid Cap Market
Index Fund, Class R6(a) 565,208 9,450,284
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,597,367 64,369,723
Nationwide Small Cap Index
Fund, Class R6(a) 360,990 3,895,082
Total Equity Funds
(cost $94,294,143) 104,850,757
Fixed Income Fund 9.0%
Nationwide Bond Portfolio, Class
R6(a) 1,270,471 11,472,352
Total Fixed Income Funds
(cost $12,718,112) 11,472,352
Total Investment Companies
(cost $107,049,856) 116,358,989
Exchange Traded Funds 8.7%
Shares Value ($)
Equity Fund 7.4%
iShares Core MSCI Emerging
Markets ETF 192,046 9,421,777
Fixed Income Fund 1.3%
iShares 20+ Year Treasury Bond
ETF(b) 13,944 1,637,444
Total Exchange Traded Funds
(cost $11,800,030) 11,059,221
Total Investments
(cost $118,849,886) — 100.0% 127,418,210
Other assets in excess of liabilities — 0.0%
†
61,496
NET ASSETS — 100.0% $ 127,479,706
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
July 31, 2022. The total value of securities on loan as of
July 31, 2022 was $1,637,326, which was collateralized
by $1,699,194 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% - 4.75%, and
maturity dates ranging from 10/31/2022 - 11/15/2051.
ETF Exchange Traded Fund

Nationwide Destination 2050 Fund - July 31, 2022 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,059,221 $ – $ – $ 11,059,221
Investment Companies 116,358,989 – – 116,358,989
Total $ 127,418,210 $ – $ – $ 127,418,210
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Destination 2055 Fund
Investment Companies 91.3%
Shares Value ($)
Equity Funds 83.6%
Nationwide International Index
Fund, Class R6(a) 2,248,430 17,088,065
Nationwide Mid Cap Market
Index Fund, Class R6(a) 372,557 6,229,154
Nationwide Multi-Cap Portfolio,
Class R6(a) 3,530,686 40,602,889
Nationwide Small Cap Index
Fund, Class R6(a) 232,176 2,505,184
Total Equity Funds
(cost $60,354,031) 66,425,292
Fixed Income Fund 7.7%
Nationwide Bond Portfolio, Class
R6(a) 674,825 6,093,669
Total Fixed Income Funds
(cost $6,728,161) 6,093,669
Total Investment Companies
(cost $67,082,192) 72,518,961
Exchange Traded Funds 8.6%
Shares Value ($)
Equity Fund 7.6%
iShares Core MSCI Emerging
Markets ETF 124,052 6,085,991
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 6,561 770,458
Total Exchange Traded Funds
(cost $7,301,061) 6,856,449
Total Investments
(cost $74,383,253) — 99.9% 79,375,410
Other assets in excess of liabilities — 0.1% 59,305
NET ASSETS — 100.0% $ 79,434,715
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2055 Fund - July 31, 2022 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 6,856,449 $ – $ – $ 6,856,449
Investment Companies 72,518,961 – – 72,518,961
Total $ 79,375,410 $ – $ – $ 79,375,410
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Destination 2060 Fund
000
Investment Companies 91.3%
Shares Value ($)
Equity Funds 84.5%
Nationwide International Index
Fund, Class R6(a) 977,862 7,431,753
Nationwide Mid Cap Market
Index Fund, Class R6(a) 166,594 2,785,457
Nationwide Multi-Cap Portfolio,
Class R6(a) 1,550,675 17,832,766
Nationwide Small Cap Index
Fund, Class R6(a) 104,428 1,126,778
Total Equity Funds
(cost $26,885,354) 29,176,754
Fixed Income Fund 6.8%
Nationwide Bond Portfolio, Class
R6(a) 259,364 2,342,058
Total Fixed Income Funds
(cost $2,579,577) 2,342,058
Total Investment Companies
(cost $29,464,931) 31,518,812
Exchange Traded Funds 8.7%
Shares Value ($)
Equity Fund 8.0%
iShares Core MSCI Emerging
Markets ETF 56,113 2,752,904
Fixed Income Fund 0.7%
iShares 20+ Year Treasury Bond
ETF 2,057 241,553
Total Exchange Traded Funds
(cost $3,185,345) 2,994,457
Total Investments
(cost $32,650,276) — 100.0% 34,513,269
Other assets in excess of liabilities — 0.0%
†
10,326
NET ASSETS — 100.0% $ 34,523,595
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2060 Fund - July 31, 2022 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 2,994,457 $ – $ – $ 2,994,457
Investment Companies 31,518,812 – – 31,518,812
Total $ 34,513,269 $ – $ – $ 34,513,269
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Destination 2065 Fund
Investment Companies 90.9%
Shares Value ($)
Equity Funds 84.8%
Nationwide International Index
Fund, Class R6(a) 83,204 632,352
Nationwide Mid Cap Market
Index Fund, Class R6(a) 14,064 235,158
Nationwide Multi-Cap Portfolio,
Class R6(a) 132,000 1,517,994
Nationwide Small Cap Index
Fund, Class R6(a) 8,864 95,642
Total Equity Funds
(cost $2,451,543) 2,481,146
Fixed Income Fund 6.1%
Nationwide Bond Portfolio, Class
R6(a) 19,693 177,830
Total Fixed Income Funds
(cost $192,620) 177,830
Total Investment Companies
(cost $2,644,163) 2,658,976
Exchange Traded Funds 8.7%
Shares Value ($)
Equity Fund 8.1%
iShares Core MSCI Emerging
Markets ETF 4,840 237,451
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 130 15,266
Total Exchange Traded Funds
(cost $275,605) 252,717
Total Investments
(cost $2,919,768) — 99.6% 2,911,693
Other assets in excess of liabilities — 0.4% 12,328
NET ASSETS — 100.0% $ 2,924,021
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2065 Fund - July 31, 2022 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 252,717 $ – $ – $ 252,717
Investment Companies 2,658,976 – – 2,658,976
Total $ 2,911,693 $ – $ – $ 2,911,693
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Destination Retirement Fund
Investment Companies 85.9%
Shares Value ($)
Alternative Assets 5.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 707,931 6,973,118
Total Alternative Assets
(cost $6,674,251) 6,973,118
Equity Funds 33.5%
Nationwide International Index
Fund, Class R6(a) 1,172,987 8,914,704
Nationwide Mid Cap Market
Index Fund, Class R6(a) 139,007 2,324,196
Nationwide Multi-Cap Portfolio,
Class R6(a) 2,639,801 30,357,712
Total Equity Funds
(cost $34,123,585) 41,596,612
Fixed Income Funds 46.8%
Nationwide Bond Portfolio, Class
R6(a) 5,501,856 49,681,757
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 842,792 8,402,633
Total Fixed Income Funds
(cost $63,317,024) 58,084,390
Total Investment Companies
(cost $104,114,860) 106,654,120
Exchange Traded Funds 4.4%
Equity Fund 2.4%
iShares Core MSCI Emerging
Markets ETF 61,070 2,996,094
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond
ETF 20,575 2,416,122
Total Exchange Traded Funds
(cost $6,015,375) 5,412,216
Investment Contract 9.8%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 12,102,177 12,102,177
Total Investment Contract
(cost $12,102,177) 12,102,177
Total Investments
(cost $122,232,412) — 100.1% 124,168,513
Liabilities in excess of other assets — (0.1)% (64,222)
NET ASSETS — 100.0% $ 124,104,291
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

Nationwide Destination Retirement Fund - July 31, 2022 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 5,412,216 $ – $ – $ 5,412,216
Investment Companies 106,654,120 – – 106,654,120
Investment Contract – – 12,102,177 12,102,177
Total $ 112,066,336 $ – $ 12,102,177 $ 124,168,513

26 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Destination Retirement Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 16,883,076 $ 16,883,076
Purchases
*
803,439 803,439
Sales (5,584,338) (5,584,338)
Change in Unrealized Appreciation/ Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2022 $ 12,102,177 $ 12,102,177
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Aggressive Fund - July 31, 2022 (Unaudited) - Statement of Investments - 1
Investment Companies 90.4%
Shares Value ($)
Alternative Assets 1.6%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 669,557 5,523,848
Nationwide Emerging Markets
Debt Fund, Class R6(a) 1,163,634 8,925,076
Total Alternative Assets
(cost $17,224,897) 14,448,924
Equity Funds 86.0%
Nationwide GQG US Quality
Equity Fund, Class R6(a) 1,544,790 18,800,099
Nationwide International Index
Fund, Class R6(a) 21,789,195 165,597,883
Nationwide International Small
Cap Fund, Class R6(a) 3,989,279 34,666,836
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,253,173 17,193,537
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,489,641 108,506,801
Nationwide Multi-Cap Portfolio,
Class R6(a) 36,963,229 425,077,128
Total Equity Funds
(cost $700,625,083) 769,842,284
Investment Companies
Shares Value ($)
Fixed Income Funds 2.8%
Nationwide Bond Portfolio, Class
R6(a) 1,790,252 16,165,980
Nationwide Loomis Core Bond
Fund, Class R6(a) 936,045 9,379,172
Total Fixed Income Funds
(cost $27,692,061) 25,545,152
Total Investment Companies
(cost $745,542,041) 809,836,360
Exchange Traded Funds 9.6%
Equity Funds 9.6%
iShares Core MSCI Emerging
Markets ETF 1,374,543 67,435,080
iShares Core S&P Small-Cap
ETF 181,917 18,480,948
Total Exchange Traded Funds
(cost $93,173,768) 85,916,028
Total Investments
(cost $838,715,809) — 100.0% 895,752,388
Liabilities in excess of other assets — 0.0%
†
(300,230)
NET ASSETS — 100.0% $ 895,452,158
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 85,916,028 $ – $ – $ 85,916,028
Investment Companies 809,836,360 – – 809,836,360
Total $ 895,752,388 $ – $ – $ 895,752,388
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Conservative Fund - July 31, 2022 (Unaudited) - Statement of Investments - 3
Investment Companies 74.6%
Shares Value ($)
Alternative Assets 4.0%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 722,627 5,961,677
Nationwide Amundi Strategic
Income Fund, Class R6(a) 849,046 8,363,101
Nationwide Emerging Markets
Debt Fund, Class R6(a) 622,513 4,774,677
Total Alternative Assets
(cost $20,884,617) 19,099,455
Equity Funds 19.2%
Nationwide International Index
Fund, Class R6(a) 2,533,022 19,250,964
Nationwide International Small
Cap Fund, Class R6(a) 241,260 2,096,551
Nationwide Mid Cap Market
Index Fund, Class R6(a) 544,696 9,107,325
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,426,574 62,405,603
Total Equity Funds
(cost $75,222,498) 92,860,443
Fixed Income Funds 51.4%
Nationwide Bond Portfolio, Class
R6(a) 16,617,422 150,055,324
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,467,391 24,599,893
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,000,915 10,029,169
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 6,469,309 63,528,613
Total Fixed Income Funds
(cost $260,923,639) 248,212,999
Total Investment Companies
(cost $357,030,754) 360,172,897
Exchange Traded Funds 12.4%
Equity Funds 2.0%
iShares Core MSCI Emerging
Markets ETF 168,123 8,248,115
iShares Core S&P Small-Cap
ETF 12,831 1,303,501
Total Equity Funds
(cost $9,852,363) 9,551,616
Fixed Income Funds 10.4%
iShares 20+ Year Treasury Bond
ETF 164,061 19,265,683
iShares 7-10 Year Treasury
Bond ETF 148,489 15,616,588
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 13,890 1,591,933
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond ETF 581,061 14,096,540
Total Fixed Income Funds
(cost $55,729,001) 50,570,744
Total Exchange Traded Funds
(cost $65,581,364) 60,122,360
Investment Contract 13.1%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 63,021,674 63,021,674
Total Investment Contract
(cost $63,021,674) 63,021,674
Repurchase Agreement 0.3%
CF Secured, LLC, 2.24%,
dated 7/29/2022, due
8/1/2022, repurchase price
$1,620,455, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052; total
market value $1,652,863.(d) 1,620,152 1,620,152
Total Repurchase Agreement
(cost $1,620,152) 1,620,152
Total Investments
(cost $487,253,944) — 100.4% 484,937,083
Liabilities in excess of other assets — (0.4)% (2,048,388)
NET ASSETS — 100.0% $ 482,888,695
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $1,591,818, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$1,620,152.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $1,620,152.
ETF Exchange Traded Fund

4 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Investor Destinations Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 60,122,360 $ – $ – $ 60,122,360
Investment Companies 360,172,897 – – 360,172,897
Investment Contract – – 63,021,674 63,021,674
Repurchase Agreement – 1,620,152 – 1,620,152
Total $ 420,295,257 $ 1,620,152 $ 63,021,674 $ 484,937,083

Nationwide Investor Destinations Conservative Fund - July 31, 2022 (Unaudited) - Statement of Investments - 5
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 93,407,331 $ 93,407,331
Purchases
*
5,142,061 5,142,061
Sales (35,527,718) (35,527,718)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2022 $ 63,021,674 $ 63,021,674
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Investor Destinations Moderate Fund
Investment Companies 83.4%
Shares Value ($)
Alternative Assets 5.1%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 2,396,044 19,767,364
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,240,671 12,220,606
Nationwide Emerging Markets
Debt Fund, Class R6(a) 2,599,996 19,941,973
Total Alternative Assets
(cost $59,925,665) 51,929,943
Equity Funds 54.4%
Nationwide GQG US Quality
Equity Fund, Class R6(a) 856,324 10,421,466
Nationwide International Index
Fund, Class R6(a) 14,219,961 108,071,701
Nationwide International Small
Cap Fund, Class R6(a) 2,064,449 17,940,058
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 647,750 8,887,134
Nationwide Mid Cap Market
Index Fund, Class R6(a) 2,923,108 48,874,369
Nationwide Multi-Cap Portfolio,
Class R6(a) 31,058,453 357,172,204
Total Equity Funds
(cost $481,980,747) 551,366,932
Fixed Income Funds 23.9%
Nationwide Bond Portfolio, Class
R6(a) 15,168,954 136,975,658
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,027,489 10,244,066
Nationwide Loomis Core Bond
Fund, Class R6(a) 5,228,269 52,387,258
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,366,067 42,874,782
Total Fixed Income Funds
(cost $258,349,618) 242,481,764
Total Investment Companies
(cost $800,256,030) 845,778,639
Exchange Traded Funds 10.8%
Equity Funds 6.7%
iShares Core MSCI Emerging
Markets ETF 861,803 42,280,055
iShares Core S&P Small-Cap
ETF 257,313 26,140,428
Total Equity Funds
(cost $74,364,443) 68,420,483
Fixed Income Funds 4.1%
iShares 20+ Year Treasury Bond
ETF 123,965 14,557,210
iShares 7-10 Year Treasury
Bond ETF 101,086 10,631,215
Exchange Traded Funds
Shares Value ($)
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 13,927 1,596,173
iShares U.S. Treasury Bond ETF 596,655 14,474,850
Total Fixed Income Funds
(cost $45,117,104) 41,259,448
Total Exchange Traded Funds
(cost $119,481,547) 109,679,931
Investment Contract 5.8%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 58,902,725 58,902,725
Total Investment Contract
(cost $58,902,725) 58,902,725
Repurchase Agreement 0.2%
CF Secured, LLC, 2.24%,
dated 7/29/2022, due
8/1/2022, repurchase price
$1,624,772, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052; total
market value $1,657,267.(d) 1,624,468 1,624,468
Total Repurchase Agreement
(cost $1,624,468) 1,624,468
Total Investments
(cost $980,264,770) — 100.2% 1,015,985,763
Liabilities in excess of other assets — (0.2)% (2,227,554)
NET ASSETS — 100.0% $ 1,013,758,209
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $1,596,059, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$1,624,468.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $1,624,468.
ETF Exchange Traded Fund

Nationwide Investor Destinations Moderate Fund - July 31, 2022 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 109,679,931 $ – $ – $ 109,679,931
Investment Companies 845,778,639 – – 845,778,639
Investment Contract – – 58,902,725 58,902,725
Repurchase Agreement – 1,624,468 – 1,624,468
Total $ 955,458,570 $ 1,624,468 $ 58,902,725 $ 1,015,985,763

8 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Investor Destinations Moderate Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 79,270,126 $ 79,270,126
Purchases
*
5,196,341 5,196,341
Sales (25,563,742) (25,563,742)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2022 $ 58,902,725 $ 58,902,725
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Aggressive Fund - July 31, 2022 (Unaudited) - Statement of Investments - 9
Investment Companies 90.7%
Shares Value ($)
Alternative Assets 4.5%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 2,582,510 21,305,707
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,185,082 11,673,053
Nationwide Emerging Markets
Debt Fund, Class R6(a) 3,390,141 26,002,382
Total Alternative Assets
(cost $67,820,264) 58,981,142
Equity Funds 71.8%
Nationwide GQG US Quality
Equity Fund, Class R6(a) 1,766,044 21,492,758
Nationwide International Index
Fund, Class R6(a) 22,212,981 168,818,658
Nationwide International Small
Cap Fund, Class R6(a) 4,970,869 43,196,853
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,370,418 18,802,132
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,270,443 104,841,805
Nationwide Multi-Cap Portfolio,
Class R6(a) 50,306,039 578,519,448
Total Equity Funds
(cost $841,378,673) 935,671,654
Investment Companies
Shares Value ($)
Fixed Income Funds 14.4%
Nationwide Bond Portfolio, Class
R6(a) 16,222,931 146,493,067
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,346,591 13,425,513
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,740,545 27,460,256
Total Fixed Income Funds
(cost $200,564,991) 187,378,836
Total Investment Companies
(cost $1,109,763,928) 1,182,031,632
Exchange Traded Funds 9.4%
Equity Funds 9.4%
iShares Core MSCI Emerging
Markets ETF 1,942,331 95,290,759
iShares Core S&P Small-Cap
ETF 267,015 27,126,054
Total Exchange Traded Funds
(cost $132,236,361) 122,416,813
Total Investments
(cost $1,242,000,289) — 100.1% 1,304,448,445
Liabilities in excess of other assets — (0.1)% (719,351)
NET ASSETS — 100.0% $ 1,303,729,094
(a) Investment in affiliate.
ETF Exchange Traded Fund

10 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 122,416,813 $ – $ – $ 122,416,813
Investment Companies 1,182,031,632 – – 1,182,031,632
Total $ 1,304,448,445 $ – $ – $ 1,304,448,445
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Conservative Fund - July 31, 2022 (Unaudited) - Statement of Investments - 11
Investment Companies 80.1%
Shares Value ($)
Alternative Assets 3.5%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 693,852 5,724,279
Nationwide Amundi Strategic
Income Fund, Class R6(a) 309,913 3,052,640
Nationwide Emerging Markets
Debt Fund, Class R6(a) 463,944 3,558,452
Total Alternative Assets
(cost $13,936,824) 12,335,371
Equity Funds 37.2%
Nationwide International Index
Fund, Class R6(a) 3,495,605 26,566,599
Nationwide International Small
Cap Fund, Class R6(a) 360,668 3,134,208
Nationwide Mid Cap Market
Index Fund, Class R6(a) 885,637 14,807,855
Nationwide Multi-Cap Portfolio,
Class R6(a) 7,647,512 87,946,389
Total Equity Funds
(cost $111,666,952) 132,455,051
Fixed Income Funds 39.4%
Nationwide Bond Portfolio, Class
R6(a) 9,723,921 87,807,008
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,104,205 11,008,925
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,462,932 14,658,577
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,750,239 27,007,351
Total Fixed Income Funds
(cost $148,793,778) 140,481,861
Total Investment Companies
(cost $274,397,554) 285,272,283
Exchange Traded Funds 10.8%
Equity Funds 4.3%
iShares Core MSCI Emerging
Markets ETF 218,913 10,739,872
iShares Core S&P Small-Cap
ETF 45,295 4,601,519
Total Equity Funds
(cost $16,153,985) 15,341,391
Fixed Income Funds 6.5%
iShares 20+ Year Treasury Bond
ETF 58,202 6,834,661
iShares 7-10 Year Treasury Bond
ETF(b) 71,547 7,524,598
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 7,190 824,046
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond ETF 316,675 7,682,535
Total Fixed Income Funds
(cost $25,073,338) 22,865,840
Total Exchange Traded Funds
(cost $41,227,323) 38,207,231
Investment Contract 9.2%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 32,912,311 32,912,311
Total Investment Contract
(cost $32,912,311) 32,912,311
Repurchase Agreement 2.2%
CF Secured, LLC, 2.24%,
dated 7/29/2022, due
8/1/2022, repurchase price
$7,746,542, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052; total
market value $7,901,473.(d) 7,745,096 7,745,096
Total Repurchase Agreement
(cost $7,745,096) 7,745,096
Total Investments
(cost $356,282,284) — 102.3% 364,136,921
Liabilities in excess of other assets — (2.3)% (8,099,817)
NET ASSETS — 100.0% $ 356,037,104
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $7,595,933, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$7,745,096.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $7,745,096.
ETF Exchange Traded Fund

12 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 38,207,231 $ – $ – $ 38,207,231
Investment Companies 285,272,283 – – 285,272,283
Investment Contract – – 32,912,311 32,912,311
Repurchase Agreement – 7,745,096 – 7,745,096
Total $ 323,479,514 $ 7,745,096 $ 32,912,311 $ 364,136,921

Nationwide Investor Destinations Moderately Conservative Fund - July 31, 2022 (Unaudited) - Statement of Investments - 13
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 46,744,045 $ 46,744,045
Purchases
*
2,796,071 2,796,071
Sales (16,627,805) (16,627,805)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2022 $ 32,912,311 $ 32,912,311
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 13.8%
Principal
Amount ($) Value ($)
Airlines 3.0%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 2,035,406 1,994,613
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 1,050,000 865,219
British Airways Pass-Through
Trust
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 2,353,231 2,115,105
Series 2021-1, Class A,
2.90%, 3/15/2035(a) 713,004 628,135
United Airlines Pass-Through
Trust
Series 2016-1, Class B,
3.65%, 1/7/2026 1,851,125 1,656,996
Series 2020-1, Class A,
5.88%, 10/15/2027 1,391,641 1,403,074
Series 2019-2, Class B,
3.50%, 5/1/2028 46,523 40,294
8,703,436
Home Equity 0.2%
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 2.36%,
8/25/2035(b) 27,135 28,024
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
3.50%, 1/25/2036(b) 365,999 363,472
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 2.59%, 12/25/2036(b) 245,772 245,527
Structured Asset Securities
Corp. Mortgage Pass-
Through Certificates, Series
2004-6XS, Class A6, 5.13%,
3/25/2034(c) 12 12
637,035
Other 10.6%
Apidos CLO XXII, Series
2015-22A, Class A1R,
3.77%, 4/20/2031(a)(b) 1,000,000 982,289
Apidos CLO XXXIV, Series
2020-34A, Class A1R,
3.86%, 1/20/2035(a)(b) 1,050,000 1,019,892
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
3.94%, 10/25/2034(a)(b) 500,000 486,164
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
2.27%, 4/20/2035(a)(b) 1,000,000 971,416
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL5, Class B2,
4.50%, 6/28/2057(a)(b) 1,348,100 1,320,733
Broad River Bsl Funding CLO
Ltd., Series 2020-1A, Class
AR, 3.88%, 7/20/2034(a)(b) 1,000,000 964,387
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
3.85%, 4/20/2034(a)(b) 200,000 193,781
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
3.89%, 10/17/2034(a)(b) 500,000 484,563
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,294,253 1,395,855
Dryden 86 CLO Ltd.
Series 2020-86A, Class
A1R, 3.84%, 7/17/2034(a)
(b) 1,650,000 1,602,328
Series 2020-86A, Class BR,
4.44%, 7/17/2034(a)(b) 850,000 806,604
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 382,401 372,960
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 964,389 906,879
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 1,092,271 1,002,480
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 684,263 657,659
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 105,065 100,937
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 130,376 130,435
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 549,930 551,122
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 520,581 521,723
Invesco CLO Ltd.
Series 2021-1A, Class A1,
3.51%, 4/15/2034(a)(b) 400,000 384,278
Series 2021-2A, Class A,
3.63%, 7/15/2034(a)(b) 1,000,000 967,138
LCM 37 Ltd., Series
37A, Class A1, 2.51%,
4/15/2034(a)(b) 500,000 491,104
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
3.84%, 1/20/2035(a)(b) 1,000,000 969,012
Magnetite XXXII Ltd., Series
2022-32A, Class A, 2.07%,
4/15/2035(a)(b) 1,000,000 969,325

2 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
3.73%, 1/20/2032(a)(b) 500,000 489,590
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
3.85%, 10/20/2035(a)(b) 1,000,000 971,537
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 480,000 476,642
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 80,000 79,390
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,700,000 1,620,697
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 190,714
Reese Park CLO Ltd., Series
2020-1A, Class AR, 3.64%,
10/15/2034(a)(b) 400,000 388,398
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 989,346 951,018
RR 1 LLC, Series 2017-
1A, Class A1AB, 3.66%,
7/15/2035(a)(b) 1,000,000 974,621
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 3,327,749 3,286,579
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 2,765,244 2,686,023
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
3.61%, 7/15/2034(a)(b) 1,000,000 972,894
31,341,167
Total Asset-Backed Securities
(cost $42,630,472)
40,681,638
Collateralized Mortgage Obligations 2.4%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 186,050 115,470
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 3,642 3,607
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 430,767 416,362
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 2,987,123 2,809,348
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 39,113 24,854
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 184,283 180,110
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 196,952 193,313
FNMA REMICS
Series 2003-33, Class LB,
5.50%, 5/25/2023 22,052 22,079
Series 2009-42, Class AP,
4.50%, 3/25/2039 3,051 3,047
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 134,391 105,136
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 688,000 626,765
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 688,000 627,223
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 465,000 424,265
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 40,586 39,045
Towd Point Mortgage Trust,
Series 2019-4, Class A2,
3.25%, 10/25/2059(a)(b) 590,000 547,170
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 424,574 411,247
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 318,902 309,768
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 274,674 264,198
Total Collateralized Mortgage Obligations
(cost $7,681,547)
7,123,007
Commercial Mortgage-Backed Securities 2.8%
AREIT Trust, Series 2022-
CRE6, Class A, 2.72%,
1/16/2037(a)(b) 600,000 576,511
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 680,497
BBCMS Mortgage Trust,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,513,553
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 1,300,000 1,219,155

Nationwide Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 3
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 385,248
Total Commercial Mortgage-Backed
Securities
(cost $9,563,589) 8,374,964
Corporate Bonds 28.2%
Aerospace & Defense 1.6%
Boeing Co. (The) ,
2.95%, 2/1/2030 1,225,000 1,071,131
3.25%, 2/1/2035 500,000 408,163
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030 1,230,000 1,185,662
Moog, Inc. ,
4.25%, 12/15/2027(a) 215,000 200,623
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 1,900,000 1,927,727
4,793,306
Airlines 0.0%
†
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 75,000 69,094
Automobiles 0.5%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 1,110,000 991,041
1.80%, 1/10/2028(a) 140,000 120,134
6.38%, 4/8/2030(a) 460,000 498,308
1,609,483
Banks 3.2%
Bank of America Corp. ,
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(d) 990,000 958,388
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 1,250,000 1,043,677
Citigroup, Inc. ,
(SOFR + 1.94%), 3.79%,
3/17/2033(d) 1,000,000 943,252
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 1,350,000 1,115,968
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a)(e) 1,000,000 899,608
HSBC Holdings plc ,
(SOFR + 1.29%), 1.59%,
5/24/2027(d) 1,000,000 891,279
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(d) 1,600,000 1,550,193
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 6.28%,
10/30/2022(d)(f) 488,000 485,043
(SOFR + 1.51%), 2.53%,
11/19/2041(d) 650,000 481,679
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d) 1,250,000 1,032,373
9,401,460
Beverages 0.9%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 1,000,000 1,007,105
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 105,000 100,750
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 460,000 446,639
PepsiCo, Inc. ,
3.90%, 7/18/2032 1,000,000 1,033,926
2,588,420
Biotechnology 0.6%
AbbVie, Inc. ,
3.20%, 11/21/2029 195,000 186,071
CSL Finance plc ,
4.25%, 4/27/2032(a) 1,600,000 1,631,593
1,817,664
Capital Markets 2.5%
Credit Suisse Group AG ,
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(d) 250,000 222,358
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(d) 975,000 783,780
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 958,986
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d) 600,000 604,421
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 1,555,000 1,552,787
S&P Global, Inc. ,
2.90%, 3/1/2032(a) 1,500,000 1,390,902
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d) 2,000,000 2,003,324
7,516,558
Chemicals 0.2%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 585,589

4 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.1%
Stericycle, Inc. ,
3.88%, 1/15/2029(a) 220,000 201,153
Communications Equipment 0.1%
Viasat , Inc. ,
5.63%, 4/15/2027(a) 220,000 207,438
Consumer Finance 0.1%
Ford Motor Credit Co. LLC ,
4.00%, 11/13/2030 215,000 190,042
Diversified Telecommunication Services 1.3%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 147,311
3.65%, 6/1/2051 1,145,000 932,820
CCO Holdings LLC ,
4.50%, 5/1/2032 290,000 250,725
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 145,000 132,536
Verizon Communications, Inc. ,
2.55%, 3/21/2031 2,500,000 2,221,437
Virgin Media Secured Finance
plc ,
4.50%, 8/15/2030(a) 200,000 180,000
3,864,829
Electric Utilities 4.8%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 1,974,587
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 555,000 558,563
Series Z, 3.70%, 5/1/2050 190,000 156,771
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 2,640,785
Evergy , Inc. ,
2.90%, 9/15/2029 1,020,000 923,006
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 3,000,000 2,826,034
Georgia Power Co. ,
4.70%, 5/15/2032 1,250,000 1,299,110
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 1,250,000 1,243,592
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 149,867
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 1,002,508
NextEra Energy Operating
Partners LP ,
4.50%, 9/15/2027(a)(e) 215,000 212,490
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 215,000 180,085
Vistra Operations Co. LLC ,
5.63%, 2/15/2027(a) 230,000 230,738
4.30%, 7/15/2029(a) 1,000,000 924,830
14,322,966
Electrical Equipment 0.1%
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 200,000 181,860
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components 0.1%
Sensata Technologies, Inc. ,
3.75%, 2/15/2031(a)(e) 215,000 186,810
Entertainment 0.8%
Magallanes, Inc. ,
4.28%, 3/15/2032(a) 1,750,000 1,633,223
Walt Disney Co. (The) ,
2.65%, 1/13/2031 800,000 735,932
2,369,155
Equity Real Estate Investment Trusts (REITs) 2.2%
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 1,475,000 1,178,346
Kite Realty Group Trust ,
4.75%, 9/15/2030 549,000 521,092
LXP Industrial Trust ,
2.70%, 9/15/2030 1,300,000 1,085,158
Piedmont Operating
Partnership LP ,
2.75%, 4/1/2032 191,000 151,867
Spirit Realty LP ,
2.10%, 3/15/2028 1,000,000 853,497
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,131,000 987,956
VICI Properties LP ,
5.13%, 5/15/2032 700,000 695,667
WP Carey, Inc. ,
2.45%, 2/1/2032(e) 1,250,000 1,038,500
6,512,083
Food & Staples Retailing 0.2%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 613,786 677,237
Food Products 0.1%
JBS USA LUX SA ,
4.38%, 2/2/2052(a) 600,000 454,728
Hotels, Restaurants & Leisure 0.1%
International Game
Technology plc ,
5.25%, 1/15/2029(a)(e) 215,000 207,620
Household Durables 0.1%
Newell Brands, Inc. ,
5.75%, 4/1/2046(c) 300,000 256,914
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 215,000 208,550
Industrial Conglomerates 0.2%
GE Capital Funding LLC ,
4.55%, 5/15/2032 600,000 603,847
IT Services 0.3%
International Business
Machines Corp. ,
4.40%, 7/27/2032 850,000 872,312

Nationwide Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery 0.1%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(a) 220,000 196,020
Media 0.5%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 400,000 368,702
Comcast Corp. ,
2.94%, 11/1/2056 1,358,000 990,773
CSC Holdings LLC ,
3.38%, 2/15/2031(a) 215,000 172,000
1,531,475
Multi-Utilities 0.9%
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 602,401
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 1,000,000 965,580
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 1,100,000 1,101,746
2,669,727
Oil, Gas & Consumable Fuels 2.8%
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051(e) 500,000 376,938
Continental Resources, Inc. ,
4.38%, 1/15/2028 215,000 206,960
5.75%, 1/15/2031(a) 350,000 345,103
2.88%, 4/1/2032(a) 836,000 681,616
Energy Transfer LP ,
5.50%, 6/1/2027 1,000,000 1,032,441
6.50%, 2/1/2042 250,000 258,701
Exxon Mobil Corp. ,
3.45%, 4/15/2051 725,000 626,462
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 556,571
ONEOK, Inc. ,
7.15%, 1/15/2051 500,000 540,016
Sunoco LP ,
4.50%, 5/15/2029 150,000 134,976
Targa Resources Partners LP ,
4.88%, 2/1/2031 505,000 474,737
4.00%, 1/15/2032 1,170,000 1,044,202
Valero Energy Corp. ,
4.00%, 4/1/2029 190,000 185,088
4.90%, 3/15/2045(e) 150,000 143,376
Valero Energy Partners LP ,
4.50%, 3/15/2028 80,000 80,531
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,617,245 1,631,374
8,319,092
Road & Rail 1.0%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 2,000,000 1,856,267
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Burlington Northern Santa Fe
LLC ,
4.15%, 4/1/2045 1,000,000 964,137
2,820,404
Software 0.1%
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 215,000 198,702
PTC, Inc. ,
4.00%, 2/15/2028(a) 215,000 203,923
402,625
Specialty Retail 0.4%
AutoZone, Inc. ,
4.75%, 8/1/2032 1,000,000 1,031,378
Bath & Body Works, Inc. ,
6.63%, 10/1/2030(a) 150,000 143,139
1,174,517
Technology Hardware, Storage & Peripherals 0.3%
Digital Equipment Corp. ,
7.75%, 4/1/2023 825,000 831,265
Thrifts & Mortgage Finance 0.7%
BPCE SA ,
5.70%, 10/22/2023(a) 1,500,000 1,516,642
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(d) 750,000 617,281
2,133,923
Tobacco 0.4%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 876,904
4.74%, 3/16/2032 200,000 183,240
1,060,144
Trading Companies & Distributors 0.6%
GATX Corp. ,
1.90%, 6/1/2031 1,000,000 804,497
3.50%, 6/1/2032 1,100,000 989,054
1,793,551
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 810,000 619,492
Total Corporate Bonds
(cost $91,373,904)
83,251,353
Mortgage-Backed Securities 30.4%
FHLMC UMBS Pool
Pool# SB8088
1.50%, 2/1/2036 3,873,191 3,596,070
Pool# SD8178
2.50%, 11/1/2051 9,432,773 8,809,236
Pool# QE0799
2.50%, 4/1/2052 8,815,002 8,225,613
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 1,406,034 1,376,038

6 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM1776
3.00%, 10/1/2034 446,370 447,132
Pool# BC0180
4.00%, 1/1/2046 748,995 766,582
Pool# BC9003
3.00%, 11/1/2046 112,604 110,738
Pool# AS8483
3.00%, 12/1/2046 86,676 85,098
Pool# MA2863
3.00%, 1/1/2047 911,634 891,163
Pool# BM2003
4.00%, 10/1/2047 475,611 485,877
Pool# CA2208
4.50%, 8/1/2048 1,624,314 1,670,826
Pool# CA2469
4.00%, 10/1/2048 700,740 714,096
Pool# BN0906
4.00%, 11/1/2048 1,010,510 1,029,835
Pool# CA3866
3.50%, 7/1/2049 2,101,588 2,098,064
Pool# BP5783
3.00%, 5/1/2050 5,506,843 5,332,851
Pool# MA4210
2.50%, 12/1/2050 1,026,329 959,556
Pool# FS2041
2.00%, 8/1/2051 7,932,442 7,153,730
Pool# MA4491
1.50%, 12/1/2051 1,465,424 1,264,130
Pool# MA4577
2.00%, 4/1/2052 10,843,581 9,756,914
Pool# BU8944
3.00%, 4/1/2052 4,952,616 4,777,175
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
3.50%, 8/25/2037 7,500,000
7,554,932
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.50%, 8/25/2052 10,000,000 9,895,703
4.00%, 8/25/2052 7,500,000 7,537,207
4.50%, 8/25/2052 5,000,000 5,086,914
Total Mortgage-Backed Securities
(cost $91,818,021)
89,625,480
Municipal Bonds 0.5%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 628,118
District of Columbia 0.3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 798,188
Total Municipal Bonds
(cost $1,318,457)
1,426,306
Purchased Options 0.0%
†
Number of
Contracts Value ($)
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month Eurodollar
12/19/2022 at USD 99.38,
American Style, Notional
Amount: USD 60,000,000
Exchange Traded 240 3,000
3 Month Eurodollar
12/19/2022 at USD 98.25,
American Style, Notional
Amount: USD 62,500,000
Exchange Traded 250 9,375
0
Total Purchased Options
(cost $284,186) 12,375
U.S. Treasury Obligations 21.8%
Principal
Amount ($)
U.S. Treasury Bonds
2.00%, 11/15/2041 16,000,000 13,062,500
2.38%, 2/15/2042 15,000,000 13,064,063
3.25%, 5/15/2042 3,500,000 3,503,828
2.25%, 8/15/2046 2,100,000 1,730,203
2.25%, 2/15/2052 (e) 9,500,000 8,011,172
2.88%, 5/15/2052 1,750,000 1,692,578
U.S. Treasury Notes
0.25%, 3/15/2024 1,000,000 957,344
0.38%, 4/15/2024 1,000,000 957,344
1.00%, 12/15/2024 5,000,000 4,786,914
2.88%, 6/15/2025 2,000,000 2,001,875
2.63%, 1/31/2026 (g) 4,000,000 3,978,125
2.25%, 2/15/2027 1,000,000 978,633
0.50%, 4/30/2027 2,000,000 1,802,656
2.38%, 5/15/2027 2,000,000 1,967,344
3.25%, 6/30/2027 2,000,000 2,050,000
1.25%, 3/31/2028 1,000,000 921,445
2.75%, 5/31/2029 2,000,000 2,003,750
3.25%, 6/30/2029 1,000,000 1,034,062
Total U.S. Treasury Obligations
(cost $63,069,993)
64,503,836

Nationwide Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 7
Repurchase Agreement 2.4%
Principal
Amount ($) Value ($)
CF Secured, LLC
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $6,948,183,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$7,087,146. (h) 6,946,886 6,946,886
Total Repurchase Agreement
(cost $6,946,886)
6,946,886
Total Investments
(cost $314,687,055) — 102.3%
301,945,845
Liabilities in excess of other
assets — (2.3)% (6,667,814)
NET ASSETS — 100.0%
$ 295,278,031
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2022 was
$81,567,052 which represents 27.62% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2022.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2022.
(e) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July
31, 2022 was $8,666,326, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $6,946,886 and by $2,002,460 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 3.88%, and maturity dates ranging from
5/31/2023 – 11/15/2048, a total value of $8,949,346.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2022. The
maturity date reflects the next call date.
(g) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $6,946,886.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

8 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.80 USD 5,000,000 (74,959) 24,226 (50,733)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.80 USD 25,000,000 (190,081) (63,586) (253,667)
(265,040) (39,360) (304,400)
As of July 31, 2022, the Fund had $400,768 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

Nationwide Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 9
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note 7 9/2022 USD 847,984 22,077
Total long contracts 22,077
Short Contracts
U.S. Treasury 10 Year Ultra Note (85) 9/2022 USD (11,156,250) (143,642)
3 Month Eurodollar (47) 12/2022 USD (11,321,712) (8,812)
Total short contracts (152,454)
Net contracts (130,377)
Currency:
USD United States Dollar
Written Call Options Contracts as of July 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 500 USD 125,000,000 USD 98.63 12/19/2022 (9,375)
3 Month Eurodollar Exchange Traded 240 USD 60,000,000 USD 99.63 12/19/2022 (3,000)
Total written call options contracts (12,375)
Written Put Options Contracts as of July 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 87 USD 21,750,000 USD 98.88 12/19/2022 (548,100)
Total written put options contracts (548,100)
–
Total Written Options Contracts (Premiums Received ($256,527)) (560,475)
Currency:
USD United States dollar

10 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 11
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 40,681,638 $ – $ 40,681,638
Collateralized Mortgage Obligations – 7,123,007 – 7,123,007
Commercial Mortgage-Backed Securities – 8,374,964 – 8,374,964
Corporate Bonds – 83,251,353 – 83,251,353
Credit Default Swaps† – 24,226 – 24,226
Futures Contracts 22,077 – – 22,077
Mortgage-Backed Securities – 89,625,480 – 89,625,480
Municipal Bonds – 1,426,306 – 1,426,306
Purchased Option 12,375 – – 12,375
Repurchase Agreement – 6,946,886 – 6,946,886
U.S. Treasury Obligations – 64,503,836 – 64,503,836
Total Assets $ 34,452 $ 301,957,696 $ – $ 301,992,148
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (63,586) $ – $ (63,586)
Futures Contracts (152,454) – – (152,454)
Written Options (560,475) – – (560,475)
Total Liabilities $ (712,929) $ (63,586) $ – $ (776,515)
Total $ (678,477) $ 301,894,110 $ – $ 301,215,633
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

12 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Fund
traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising

Nationwide Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 13
the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2022 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the

14 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Fund
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Assets: Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 12,375
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 24,226
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 22,077
Total $ 58,678
Liabilities: Fair Value
Written Options
Interest rate risk Written options, at value $ (560,475)
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts (63,586)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (152,454)
Total $ (776,515)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2022 (Unaudited) - Statement of Investments - 15
Asset-Backed Securities 6.7%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 614,583 550,131
Automobiles 2.3%
AmeriCredit Automobile
Receivables Trust
Series 2022-1, Class A2,
2.05%, 1/20/2026 992,342 983,194
Series 2022-2, Class B,
4.81%, 4/18/2028 1,088,000 1,106,367
Drive Auto Receivables Trust,
Series 2021-2, Class B,
0.58%, 12/15/2025 3,750,000 3,674,626
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 1,058,000 1,061,487
Hyundai Auto Receivables
Trust, Series 2022-B, Class
A2A, 3.64%, 5/15/2025 1,883,000 1,882,983
Santander Drive Auto
Receivables Trust
Series 2021-3, Class B,
0.60%, 12/15/2025 3,425,000 3,371,155
Series 2022-1, Class B,
2.36%, 8/17/2026 2,300,000 2,235,964
Volkswagen Auto Lease Trust,
Series 2022-A, Class A3,
3.44%, 7/21/2025 414,000 413,634
14,729,410
Credit Card 0.5%
Capital One Multi-Asset
Execution Trust, Series
2005-B3, Class B3, 3.06%,
5/15/2028(a) 3,500,000 3,433,073
Other 3.8%
Apidos CLO XXXIX, Series
2022-39A, Class A1, 2.04%,
4/21/2035(a)(b) 3,045,000 2,946,288
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
3.71%, 1/20/2031(a)(b) 8,250,000 8,120,368
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 4.11%,
4/15/2034(a)(b) 2,000,000 1,940,187
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1,
1.69%, 7/15/2060(b) 3,451,888 3,169,753
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(b) 3,500,000 3,171,106
DB Master Finance LLC,
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(b) 3,532,250 3,069,221
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Domino's Pizza Master Issuer
LLC, Series 2021-1A, Class
A2I, 2.66%, 4/25/2051(b) 943,063 830,401
Textainer Marine Containers
VII Ltd., Series 2021-
2A, Class A, 2.23%,
4/20/2046(b) 900,000 810,993
24,058,317
Total Asset-Backed Securities
(cost $44,014,199)
42,770,931
Collateralized Mortgage Obligation 0.1%
FHLMC REMICS, Series
4026, Class WJ, 2.75%,
8/15/2041 446,516 441,978
Total Collateralized Mortgage Obligation
(cost $441,515)
441,978
Commercial Mortgage-Backed Securities 1.1%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/1/2052 2,727,737 2,577,978
Series 2019-131, Class AD,
2.50%, 8/16/2060 4,880,688 4,571,865
Total Commercial Mortgage-Backed
Securities
(cost $7,617,871) 7,149,843
Corporate Bonds 48.7%
Aerospace & Defense 0.7%
Northrop Grumman Corp. ,
3.25%, 1/15/2028 2,010,000 1,968,751
Raytheon Technologies Corp. ,
4.70%, 12/15/2041 2,500,000 2,495,981
4,464,732
Airlines 0.1%
United Airlines, Inc. ,
4.63%, 4/15/2029(b) 902,000 830,967
Automobiles 1.2%
Ford Motor Co. ,
3.25%, 2/12/2032 4,300,000 3,590,500
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,622,173
5.60%, 10/15/2032 2,395,000 2,391,421
7,604,094
Banks 3.6%
Citigroup, Inc. ,
3.20%, 10/21/2026 4,161,000 4,067,467

16 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 3,325,000 3,219,248
ING Groep NV ,
(SOFR + 1.64%), 3.87%,
3/28/2026(c) 2,533,000 2,497,831
JPMorgan Chase & Co. ,
(SOFR + 1.07%), 1.95%,
2/4/2032(c) 8,045,000 6,683,958
Mizuho Financial Group, Inc. ,
4.02%, 3/5/2028 5,715,000 5,565,461
Wells Fargo & Co. ,
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 1,112,000 1,074,752
23,108,717
Beverages 0.3%
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 1,625,000 1,559,226
Biotechnology 1.9%
AbbVie, Inc. ,
4.05%, 11/21/2039 1,965,000 1,860,436
Amgen, Inc. ,
3.00%, 2/22/2029 4,900,000 4,679,786
5.15%, 11/15/2041 3,875,000 4,009,826
5.38%, 5/15/2043 1,320,000 1,378,193
11,928,241
Building Products 0.9%
Builders FirstSource , Inc. ,
6.38%, 6/15/2032(b) 208,000 207,241
JELD-WEN, Inc. ,
4.88%, 12/15/2027(b)(d) 1,000,000 827,500
Johnson Controls International
plc ,
1.75%, 9/15/2030 3,760,000 3,169,086
SRM Escrow Issuer LLC ,
6.00%, 11/1/2028(b) 1,756,000 1,629,375
5,833,202
Capital Markets 3.4%
Charles Schwab Corp. (The) ,
1.95%, 12/1/2031 5,830,000 4,942,546
Goldman Sachs Group, Inc.
(The) ,
4.39%, 6/15/2027 3,250,000 3,269,190
(SOFR + 1.09%), 1.99%,
1/27/2032(c) 4,040,000 3,327,614
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 1,159,000 1,182,400
Morgan Stanley ,
7.25%, 4/1/2032 5,600,000 6,872,703
Owl Rock Capital Corp. ,
2.88%, 6/11/2028 2,610,000 2,134,269
21,728,722
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 2.2%
Braskem Netherlands Finance
BV ,
5.88%, 1/31/2050(b) 2,115,000 1,840,301
Celanese US Holdings LLC ,
6.17%, 7/15/2027 2,586,000 2,626,470
DuPont de Nemours, Inc. ,
4.49%, 11/15/2025 5,900,000 6,044,791
LG Chem Ltd. ,
2.38%, 7/7/2031(b) 3,750,000 3,185,837
13,697,399
Commercial Services & Supplies 0.9%
Cimpress plc ,
7.00%, 6/15/2026(b) 3,725,000 3,108,513
ILFC E-Capital Trust I ,
+ 1.55%, 14.50% Cap),
4.85%, 12/21/2065(b)(c) 3,800,000 2,853,465
5,961,978
Consumer Finance 1.8%
Capital One Financial Corp. ,
(SOFR + 0.69%), 2.97%,
12/6/2024(c) 4,295,000 4,144,675
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 1,000,000 856,413
Synchrony Financial ,
2.88%, 10/28/2031(d) 4,775,000 3,776,363
World Acceptance Corp. ,
7.00%, 11/1/2026(b) 3,725,000 2,652,656
11,430,107
Containers & Packaging 0.5%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(b) 3,200,000 3,292,000
Diversified Financial Services 0.5%
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b) 3,720,000 3,021,258
Diversified Telecommunication Services 2.2%
AT&T, Inc. ,
3.55%, 9/15/2055 4,360,000 3,398,905
CCO Holdings LLC ,
4.50%, 5/1/2032(b) 1,500,000 1,296,855
TELUS Corp. ,
3.40%, 5/13/2032 3,500,000 3,238,683
Verizon Communications, Inc. ,
2.85%, 9/3/2041 7,570,000 5,942,081
13,876,524
Electric Utilities 4.6%
Avangrid , Inc. ,
3.20%, 4/15/2025 2,800,000 2,744,458
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 2,091,407
Duke Energy Carolinas LLC ,
3.95%, 11/15/2028(d) 3,795,000 3,857,670
Enel Finance International NV ,
5.00%, 6/15/2032(b) 3,200,000 3,132,630

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2022 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Enel Finance International NV,
2.88%, 7/12/2041(b) 3,969,000 2,658,716
Eversource Energy ,
Series R, 1.65%, 8/15/2030 3,200,000 2,648,779
Oncor Electric Delivery Co.
LLC ,
4.15%, 6/1/2032(b) 3,250,000 3,388,846
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara ,
5.38%, 1/25/2029(b) 616,000 621,643
PPL Electric Utilities Corp. ,
3.95%, 6/1/2047 1,730,000 1,595,852
Sociedad de Transmision
Austral SA ,
4.00%, 1/27/2032(b) 3,750,000 3,146,397
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 3,750,000 3,644,071
29,530,469
Electronic Equipment, Instruments & Components 1.6%
Corning, Inc. ,
7.25%, 8/15/2036 6,312,000 6,994,371
5.75%, 8/15/2040 3,000,000 3,240,726
10,235,097
Entertainment 0.3%
Magallanes, Inc. ,
3.64%, 3/15/2025(b) 1,442,000 1,411,706
Take-Two Interactive
Software, Inc. ,
3.70%, 4/14/2027 515,000 510,731
1,922,437
Equity Real Estate Investment Trusts (REITs) 3.5%
Alexandria Real Estate
Equities, Inc. ,
2.95%, 3/15/2034 3,562,000 3,100,521
Equinix , Inc. ,
3.90%, 4/15/2032 3,000,000 2,842,384
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 178,000 175,313
1.35%, 2/1/2027 3,975,000 3,549,656
Iron Mountain, Inc. ,
4.88%, 9/15/2027(b) 1,711,000 1,633,774
Omega Healthcare Investors,
Inc. ,
3.63%, 10/1/2029 3,000,000 2,598,815
STORE Capital Corp. ,
2.75%, 11/18/2030 1,850,000 1,557,913
2.70%, 12/1/2031 1,675,000 1,380,948
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,253,152
Vornado Realty LP ,
2.15%, 6/1/2026 3,561,000 3,211,887
22,304,363
Food & Staples Retailing 0.7%
Sysco Corp. ,
2.40%, 2/15/2030 3,655,000 3,251,545
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing
United Natural Foods, Inc. ,
6.75%, 10/15/2028(b) 1,050,000 1,056,563
4,308,108
Food Products 0.2%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 1,642,000 1,546,581
Health Care Equipment & Supplies 0.4%
Zimmer Biomet Holdings, Inc. ,
2.60%, 11/24/2031 3,000,000 2,566,764
Health Care Providers & Services 2.4%
AdaptHealth LLC ,
5.13%, 3/1/2030(b) 6,400,000 5,870,336
Elevance Health, Inc. ,
5.10%, 1/15/2044 4,000,000 4,170,967
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 4,110,220
3.13%, 3/15/2027(b) 384,000 361,650
Tenet Healthcare Corp. ,
4.88%, 1/1/2026(b) 652,000 642,155
15,155,328
Hotels, Restaurants & Leisure 0.3%
Marriott Ownership Resorts,
Inc. ,
4.75%, 1/15/2028 2,325,000 2,104,334
Independent Power and Renewable Electricity Producers
0.5%
AES Corp. (The) ,
2.45%, 1/15/2031 3,750,000 3,169,731
Insurance 2.1%
Prudential Financial, Inc. ,
5.70%, 12/14/2036 3,416,000 3,854,004
SBL Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.62%),
6.50%, 11/13/2026(b)(c)(e) 7,500,000 5,493,750
Sompo International Holdings
Ltd. ,
4.70%, 10/15/2022 4,052,000 4,061,029
13,408,783
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc. ,
2.00%, 10/15/2031 5,750,000 5,116,226
Media 1.2%
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 4,050,000 4,124,193
Comcast Corp. ,
2.89%, 11/1/2051 4,565,000 3,424,657
7,548,850

18 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multiline Retail 0.2%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(b) 1,387,000 1,189,067
Oil, Gas & Consumable Fuels 5.6%
Aker BP ASA ,
2.00%, 7/15/2026(b) 4,500,000 4,095,165
DT Midstream, Inc. ,
4.30%, 4/15/2032(b) 1,392,000 1,318,431
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(b) 218,000 203,050
HF Sinclair Corp. ,
5.88%, 4/1/2026(b) 3,600,000 3,689,818
ONEOK Partners LP ,
6.85%, 10/15/2037 7,593,000 8,160,133
Tengizchevroil Finance Co.
International Ltd. ,
4.00%, 8/15/2026(b) 3,000,000 2,515,050
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 1,255,000 1,427,233
Valero Energy Corp. ,
8.75%, 6/15/2030 2,500,000 3,136,110
7.50%, 4/15/2032 2,641,000 3,159,054
6.63%, 6/15/2037 3,500,000 3,982,361
4.00%, 6/1/2052 816,000 687,896
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 3,500,000 3,039,849
35,414,150
Pharmaceuticals 0.2%
Bausch Health Cos., Inc. ,
5.00%, 1/30/2028(b) 1,500,000 798,750
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029 285,000 261,465
1,060,215
Road & Rail 0.9%
Avis Budget Car Rental LLC ,
5.38%, 3/1/2029(b) 2,400,000 2,188,584
Simpar Europe SA ,
5.20%, 1/26/2031(b)(d) 2,500,000 2,100,000
Triton Container International
Ltd. ,
3.15%, 6/15/2031(b) 1,486,000 1,207,872
5,496,456
Semiconductors & Semiconductor Equipment 1.0%
Micron Technology, Inc. ,
2.70%, 4/15/2032 3,750,000 3,114,339
NXP BV ,
3.40%, 5/1/2030 3,500,000 3,193,542
6,307,881
Software 0.8%
Salesforce, Inc. ,
2.70%, 7/15/2041 3,565,000 2,924,250
VMware, Inc. ,
2.20%, 8/15/2031 2,870,000 2,331,029
5,255,279
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0.5%
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(b)(d) 3,569,000 3,033,186
Technology Hardware, Storage & Peripherals 0.7%
Dell International LLC ,
5.45%, 6/15/2023 473,000 478,152
3.45%, 12/15/2051(b) 2,555,000 1,804,867
Lenovo Group Ltd. ,
6.54%, 7/27/2032(b) 2,328,000 2,316,546
4,599,565
Total Corporate Bonds
(cost $337,148,843)
309,610,037
Foreign Government Securities 0.7%
CHILE 0.5%
Republic of Chile,
3.24%, 2/6/2028 3,445,000 3,319,884
HUNGARY 0.2%
Hungary Government Bond,
5.50%, 6/16/2034(b) 1,340,000 1,353,464
Total Foreign Government Securities
(cost $4,816,137)
4,673,348
Mortgage-Backed Securities 17.0%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 9 9
Pool# C91768
3.50%, 7/1/2034 2,208,732 2,270,658
Pool# G30692
3.50%, 8/1/2034 2,906,296 2,987,677
Pool# G30782
3.50%, 2/1/2035 774,075 795,712
Pool# C91859
3.50%, 12/1/2035 759,624 779,068
Pool# C91868
3.50%, 4/1/2036 1,844,247 1,891,462
Pool# Q10392
3.50%, 8/1/2042 1,131,994 1,144,262
Pool# G08541
3.50%, 8/1/2043 1,638,715 1,656,484
Pool# G08554
3.50%, 10/1/2043 944,428 954,670
Pool# G08588
4.00%, 5/1/2044 652,250 670,183
Pool# G08721
3.00%, 9/1/2046 2,315,122 2,264,963
Pool# G08726
3.00%, 10/1/2046 3,383,432 3,318,336
FHLMC UMBS Pool
Pool# SB0548
2.00%, 7/1/2036 5,541,942 5,284,697
Pool# RB5076
2.00%, 8/1/2040 7,964,491 7,377,102

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2022 (Unaudited) - Statement of Investments - 19
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD0040
3.00%, 7/1/2049 1,859,681 1,803,124
Pool# SD8036
3.00%, 1/1/2050 1,329,888 1,286,221
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 440,873 441,795
Pool# AL6591
3.00%, 9/1/2033 2,279,294 2,278,307
Pool# MA1608
3.50%, 10/1/2033 2,906,988 2,986,241
Pool# MA1982
3.50%, 8/1/2034 3,008,384 3,083,742
Pool# MA2610
3.00%, 5/1/2036 2,647,307 2,646,145
Pool# MA3697
3.00%, 7/1/2039 1,757,303 1,725,297
Pool# AE0311
3.50%, 8/1/2040 1,948,781 1,970,572
Pool# AB1845
4.00%, 11/1/2040 1,961,954 2,020,131
Pool# AJ9278
3.50%, 12/1/2041 2,107,072 2,123,561
Pool# AW8165
4.00%, 1/1/2042 1,557,302 1,603,495
Pool# AU2592
3.50%, 8/1/2043 1,419,660 1,433,893
Pool# AX4312
3.50%, 2/1/2045 791,400 796,342
Pool# AZ7353
3.50%, 11/1/2045 1,275,911 1,280,062
Pool# AS6408
3.50%, 1/1/2046 1,987,719 1,997,722
Pool# AS8583
3.50%, 1/1/2047 3,412,549 3,429,715
Pool# MA3088
4.00%, 8/1/2047 776,786 792,793
Pool# CA1191
3.50%, 11/1/2047 1,975,703 1,974,991
Pool# MA3744
3.00%, 8/1/2049 1,692,755 1,638,594
Pool# CA7972
3.00%, 9/1/2050 7,785,469 7,533,119
Pool# MA4439
3.00%, 10/1/2051 8,003,999 7,724,723
Pool# CB3678
4.00%, 5/1/2052 3,187,188 3,218,888
Pool# FS1855
4.00%, 5/1/2052 3,068,416 3,111,236
Pool# MA4625
3.50%, 6/1/2052 3,237,816 3,206,863
Pool# MA4684
4.50%, 6/1/2052 6,136,239 6,255,476
Pool# FS2323
4.00%, 7/1/2052 2,253,331 2,274,352
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS2293
4.50%, 7/1/2052 6,191,910 6,353,339
Total Mortgage-Backed Securities
(cost $111,605,094)
108,386,022
Municipal Bonds 1.7%
California 0.7%
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
A, 3.47%, 11/1/2043 5,000,000 4,278,858
Michigan 0.2%
University of Michigan, Series
C, 3.60%, 4/1/2047 1,145,000 1,085,037
Virginia 0.8%
City of Richmond VA Public
Utility Revenue, 2.50%,
1/15/2029 2,450,000 2,331,043
Virginia College Building
Authority, RB, Series B,
2.17%, 2/1/2034 3,465,000 2,933,198
5,264,241
Total Municipal Bonds
(cost $12,228,102)
10,628,136
U.S. Treasury Obligations 22.1%
U.S. Treasury Bonds
1.88%, 2/15/2041 35,850,800 28,844,489
3.25%, 5/15/2042 1,317,000 1,318,441
3.13%, 8/15/2044 1,414,400 1,369,924
2.00%, 8/15/2051 37,084,900 29,385,437
2.25%, 2/15/2052 (d) 4,534,900 3,824,196
U.S. Treasury Notes
1.75%, 5/15/2023 1,530,000 1,515,417
0.13%, 7/31/2023 10,745,000 10,444,476
1.50%, 2/29/2024 14,448,000 14,124,613
0.38%, 4/30/2025 6,403,700 5,986,209
1.88%, 2/28/2027 1,340,600 1,292,475
2.25%, 8/15/2027 25,933,700 25,342,088
1.25%, 6/30/2028 1,665,000 1,529,263
1.00%, 7/31/2028 17,225,000 15,569,112
2.88%, 5/15/2032 222,900 226,905
Total U.S. Treasury Obligations
(cost $152,835,024)
140,773,045
Preferred Stocks 0.6%
Shares
Consumer Finance 0.4%
Capital One Financial Corp.,
4.80%, 6/1/2025(f) 128,250 2,670,165

20 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Preferred Stocks
Shares Value ($)
Insurance 0.0%
†
Enstar Group Ltd., 7.00%,
3/1/2024(f) 1,914 47,467
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(c)(f) 50,000 1,118,500
Thrifts & Mortgage Finance 0.0%
†
FHLMC, (ICE LIBOR
USD 3 Month + 4.16%,
7.88% Floor), 8.38%,
12/31/2022*(c)(d)(f) 35,000 108,850
Total Preferred Stocks
(cost $5,450,920)
3,944,982
Repurchase Agreement 0.8%
Principal
Amount ($)
CF Secured, LLC
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $4,889,900,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$4,987,697. (g) 4,888,987 4,888,987
Total Repurchase Agreement
(cost $4,888,987)
4,888,987
Total Investments
(cost $681,046,692) — 99.5%
633,267,309
Other assets in excess of
liabilities — 0.5% 2,931,723
NET ASSETS — 100.0%
$ 636,199,032
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2022.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2022 was
$106,036,301 which represents 16.67% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2022.
(d) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July
31, 2022 was $6,160,912, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,888,987 and by $1,381,581 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 3.88%, and maturity dates ranging from
1/15/2025 – 5/15/2052, a total value of $6,270,568.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2022. The
maturity date reflects the next call date.
(f) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of July 31, 2022.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $4,888,987.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2022 (Unaudited) - Statement of Investments - 21
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 4 9/2022 USD 576,000 11,118
Total long contracts 11,118
Short Contracts
U.S. Treasury 5 Year Note (403) 9/2022 USD (45,831,805) (235,260)
U.S. Treasury 10 Year Note (49) 9/2022 USD (5,935,891) (91,197)
U.S. Treasury 10 Year Ultra Note (164) 9/2022 USD (21,525,000) (864,969)
U.S. Treasury Ultra Bond (45) 9/2022 USD (7,124,062) (129,366)
Total short contracts (1,320,792)
Net contracts (1,309,674)
As of July 31, 2022, the Fund had $1,386,020 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

22 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2022 (Unaudited) - Statement of Investments - 23
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 42,770,931 $ – $ 42,770,931
Collateralized Mortgage Obligation – 441,978 – 441,978
Commercial Mortgage-Backed Securities – 7,149,843 – 7,149,843
Corporate Bonds – 309,610,037 – 309,610,037
Foreign Government Securities – 4,673,348 – 4,673,348
Futures Contracts 11,118 – – 11,118
Mortgage-Backed Securities – 108,386,022 – 108,386,022
Municipal Bonds – 10,628,136 – 10,628,136
Preferred Stocks 3,944,982 – – 3,944,982
Repurchase Agreement – 4,888,987 – 4,888,987
U.S. Treasury Obligations – 140,773,045 – 140,773,045
Total Assets $ 3,956,100 $ 629,322,327 $ – $ 633,278,427
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,320,792) $ – $ – $ (1,320,792)
Total Liabilities $ (1,320,792) $ – $ – $ (1,320,792)
Total $ 2,635,308 $ 629,322,327 $ – $ 631,957,635

24 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 11,118
Total $ 11,118
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (1,320,792)
Total $ (1,320,792)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Inflation-Protected Securities Fund - July 31, 2022 (Unaudited) - Statement of Investments - 25
Asset-Backed Securities 1.8%
Principal
Amount ($) Value ($)
Other 1.8%
Goodgreen , Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 481,876 463,140
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 1,900,000 1,815,846
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 237,617
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 237,458
NRZ Advance Receivables
Trust, Series 2020-
T3, Class AT3, 1.32%,
10/15/2052(a) 160,000 158,881
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,188,878
Total Asset-Backed Securities
(cost $4,331,473)
4,101,820
Collateralized Mortgage Obligations 3.3%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 23,110 23,630
Series 2296, Class H,
6.50%, 3/15/2031 12 12
FNMA REMICS
Series 1993-16, Class Z,
7.50%, 2/25/2023 404 406
Series 1993-226, Class PK,
6.00%, 12/25/2023 11,162 11,243
Series 2013-59, Class MX,
2.50%, 9/25/2042 991,928 970,891
GCAT Trust, Series 2022-
HX1, Class A1, 2.89%,
12/27/2066(a)(b) 934,479 894,693
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 2,800,000 2,697,220
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 2,820,000 2,709,402
Total Collateralized Mortgage Obligations
(cost $7,935,574)
7,307,497
Commercial Mortgage-Backed Security 0.0%
†
Principal
Amount ($) Value ($)
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 69,313 69,240
Total Commercial Mortgage-Backed Security
(cost $69,571) 69,240
Mortgage-Backed Securities 0.8%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,345,561 1,355,007
Pool# 773298
2.63%, 4/1/2035(b) 240,236 238,845
Pool# 813605
2.55%, 7/1/2036(b) 58,477 57,997
Pool# 745769
2.79%, 7/1/2036(b) 84,072 84,095
Total Mortgage-Backed Securities
(cost $1,754,716)
1,735,944
U.S. Government Agency Securities 3.4%
FFCB, 2.43%, 9/13/2027 3,000,000 2,929,973
FHLB
5.37%, 9/9/2024 2,615,000 2,742,519
3.00%, 3/12/2027 2,000,000 2,015,117
Total U.S. Government Agency Securities
(cost $7,792,407)
7,687,609
U.S. Treasury Obligations 89.9%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 (c) 4,800,000 7,324,173
3.63%, 4/15/2028 (c) 5,000,000 10,872,143
2.50%, 1/15/2029 (c) 4,750,000 7,472,753
3.88%, 4/15/2029 (c) 3,300,000 7,343,771
2.13%, 2/15/2041 (c) 2,500,000 4,138,476
0.75%, 2/15/2042 (c) 10,000,000 12,733,243
0.63%, 2/15/2043 (c) 15,350,000 18,572,857
0.75%, 2/15/2045 (c) 3,000,000 3,597,307
1.00%, 2/15/2046 (c) 5,875,000 7,426,286
0.88%, 2/15/2047 (c) 5,000,000 6,002,478
U.S. Treasury Inflation Linked
Notes
0.50%, 4/15/2024 (c) 19,500,000 22,890,847
0.13%, 4/15/2025 (c) 9,000,000 10,262,995
0.38%, 7/15/2025 (c) 12,000,000 15,084,923
0.63%, 1/15/2026 (c)(d) 17,500,000 22,102,637
0.13%, 7/15/2026 (c) 3,000,000 3,703,988
0.38%, 7/15/2027 (c) 2,750,000 3,372,228
0.50%, 1/15/2028 (c) 5,000,000 6,078,166
0.75%, 7/15/2028 (c) 4,000,000 4,871,859
0.88%, 1/15/2029 (c) 2,500,000 3,043,872
0.25%, 7/15/2029 (c) 4,000,000 4,643,245
0.13%, 1/15/2030 (c) 1,000,000 1,138,465

26 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Inflation-Protected Securities Fund
g
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
0.13%, 1/15/2031 (c) 2,000,000 2,249,180
U.S. Treasury Notes
2.25%, 3/31/2024 2,000,000 1,976,953
3.00%, 6/30/2024 (e) 7,000,000 7,010,117
1.50%, 9/30/2024 2,000,000 1,941,719
1.13%, 1/15/2025 6,000,000 5,753,438
Total U.S. Treasury Obligations
(cost $203,659,891)
201,608,119
Total Investments
(cost $225,543,632) — 99.2%
222,510,229
Other assets in excess of
liabilities — 0.8% 1,782,140
NET ASSETS — 100.0%
$ 224,292,369
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2022 was
$10,403,135 which represents 4.64% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2022.
(c) Principal amounts are not adjusted for inflation.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(e) The security or a portion of this security is on loan as of
July 31, 2022. The total value of securities on loan as of
July 31, 2022 was $2,002,891, which was collateralized
by $2,052,014 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 7.63%, and
maturity dates ranging from 9/15/2022 - 5/15/2052.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note 42 9/2022 USD 5,087,906 6,462
Total long contracts 6,462
Short Contracts
U.S. Treasury Long Bond (49) 9/2022 USD (7,056,000) (132,188)
Total short contracts (132,188)
Net contracts (125,726)
Currency:
USD United States Dollar

Nationwide Inflation-Protected Securities Fund - July 31, 2022 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

28 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Inflation-Protected Securities Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 4,101,820 $ – $ 4,101,820
Collateralized Mortgage Obligations – 7,307,497 – 7,307,497
Commercial Mortgage-Backed Security – 69,240 – 69,240
Futures Contracts 6,462 – – 6,462
Mortgage-Backed Securities – 1,735,944 – 1,735,944
U.S. Government Agency Securities – 7,687,609 – 7,687,609
U.S. Treasury Obligations – 201,608,119 – 201,608,119
Total Assets $ 6,462 $ 222,510,229 $ – $ 222,516,691
Liabilities:
Futures Contracts $ (132,188) $ – $ – $ (132,188)
Total Liabilities $ (132,188) $ – $ – $ (132,188)
Total $ (125,726) $ 222,510,229 $ – $ 222,384,503

Nationwide Inflation-Protected Securities Fund - July 31, 2022 (Unaudited) - Statement of Investments - 29
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 6,462
Total $ 6,462
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (132,188)
Total $ (132,188)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities 8.8%
Principal
Amount ($) Value ($)
Automobiles 7.5%
American Credit Acceptance
Receivables Trust
Series 2021-1, Class B,
0.61%, 3/13/2025(a) 20,627 20,590
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 18,867 18,860
Series 2021-3, Class B,
0.66%, 2/13/2026(a) 645,000 635,997
Series 2020-4, Class C,
1.31%, 12/14/2026(a) 850,136 837,492
AmeriCredit Automobile
Receivables Trust
Series 2019-2, Class B,
2.54%, 7/18/2024 906,520 905,727
Series 2020-2, Class B,
0.97%, 2/18/2026 160,000 156,689
Series 2021-2, Class B,
0.69%, 1/19/2027 655,000 621,040
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 779,832
Series 2022-2, Class A3,
4.38%, 4/18/2028 520,000 525,065
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 964,210
Carvana Auto Receivables
Trust
Series 2021-P4, Class A3,
1.31%, 1/11/2027 1,690,000 1,600,257
Series 2021-N2, Class B,
0.75%, 3/10/2028 164,960 155,093
Series 2021-N4, Class C,
1.72%, 9/11/2028 480,000 457,767
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 51,638 51,552
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 680,000 670,725
Series 2020-3A, Class B,
1.77%, 12/17/2029(a) 660,000 628,215
Series 2021-2A, Class A,
0.96%, 2/15/2030(a) 565,000 541,251
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 625,000 598,014
Series 2021-4, Class A,
1.26%, 10/15/2030(a) 530,000 501,618
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 970,078 940,777
Drive Auto Receivables Trust
Series 2021-1, Class B,
0.65%, 7/15/2025 573,966 570,919
Series 2021-2, Class B,
0.58%, 12/15/2025 840,000 823,116
Series 2021-3, Class B,
1.11%, 5/15/2026 735,000 711,367
DT Auto Owner Trust
Series 2021-1A, Class B,
0.62%, 9/15/2025(a) 160,000 157,132
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 300,000 297,315
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 510,000 495,585
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 690,000 649,276
Exeter Automobile
Receivables Trust
Series 2021-1A, Class B,
0.50%, 2/18/2025 210,805 210,180
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 296,971 296,558
Series 2021-2A, Class B,
0.57%, 9/15/2025 560,000 552,167
Series 2021-4A, Class B,
1.05%, 5/15/2026 1,140,000 1,102,498
Series 2022-3A, Class B,
4.86%, 12/15/2026 945,000 948,115
Flagship Credit Auto Trust
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 183,595 182,910
Series 2020-2, Class C,
3.80%, 4/15/2026(a) 65,000 64,756
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 120,000 115,717
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 500,000 477,792
Series 2021-3, Class B,
0.95%, 7/15/2027(a) 375,000 351,424
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 1,880,049
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 903,263
Foursight Capital Automobile
Receivables Trust
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 635,000 608,477
Series 2022-2, Class A3,
4.59%, 6/15/2027(a) 525,000 525,000
GLS Auto Receivables Issuer
Trust
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 145,228 145,063
Series 2021-1A, Class B,
0.82%, 4/15/2025(a) 560,826 557,144
Series 2021-3A, Class B,
0.78%, 11/17/2025(a) 545,000 523,072
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 430,000 419,224
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 1,570,000 1,507,352
GM Financial Consumer
Automobile Receivables
Trust, Series 2020-2, Class
A3, 1.49%, 12/16/2024 133,238 132,086
GMF Floorplan Owner
Revolving Trust, Series
2020-1, Class A, 0.68%,
8/15/2025(a) 310,000 300,712

Nationwide Loomis Core Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 31
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
NextGear Floorplan Master
Owner Trust, Series 2020-
1A, Class A2, 1.55%,
2/15/2025(a) 100,000 98,648
Prestige Auto Receivables
Trust, Series 2021-
1A, Class C, 1.53%,
2/15/2028(a) 680,000 636,151
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 385,000 382,896
Santander Drive Auto
Receivables Trust
Series 2020-4, Class C,
1.01%, 1/15/2026 680,000 670,912
Series 2021-2, Class C,
0.90%, 6/15/2026 790,000 768,246
Series 2022-1, Class B,
2.36%, 8/17/2026 975,000 947,854
Series 2022-3, Class B,
4.13%, 8/16/2027 975,000 969,223
Series 2022-4, Class B,
4.42%, 11/15/2027 860,000 865,712
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 405,000 381,236
United Auto Credit
Securitization Trust
Series 2022-1, Class B,
2.10%, 3/10/2025(a) 315,000 308,008
Series 2022-2, Class C,
5.81%, 5/10/2027(a) 490,000 489,835
Westlake Automobile
Receivables Trust
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 370,000 365,835
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 305,000 297,819
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 1,625,000 1,589,545
Series 2021-2A, Class B,
0.62%, 7/15/2026(a) 620,000 599,079
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 1,675,000 1,590,344
World Omni Select Auto Trust
Series 2020-A, Class A3,
0.55%, 7/15/2025 349,207 346,124
Series 2021-A, Class B,
0.85%, 8/16/2027 595,000 559,352
38,985,859
Equipment Loans & Leases 0.1%
SCF Equipment Leasing LLC,
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 645,000 622,868
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 1.0%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 665,000 629,982
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 676,133 629,689
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,195,675
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 1,920,000 1,895,424
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 895,125 870,955
5,221,725
Student Loan 0.2%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 290,308 293,002
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 268,702 250,551
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 306,811 288,527
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 113,171 105,861
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 209,011 205,580
1,143,521
Total Asset-Backed Securities
(cost $47,444,386)
45,973,973
Collateralized Mortgage Obligations 5.6%
FHLMC REMICS
Series 5065, Class HI, IO,
4.97%, 4/15/2042(b) 2,096,195 381,927
Series 5115, Class FD,
1.67%, 8/15/2043(b) 2,310,894 2,266,196
Series 5065, Class EI, IO,
5.44%, 11/25/2044(b) 463,518 99,664
Series 5094, Class , IO,
1.59%, 12/15/2048(b) 903,634 66,049
Series 5214, Class BI, IO,
0.92%, 4/25/2052(b) 132,377 5,097
Series 5214, Class BY,
3.00%, 4/25/2052 45,000 41,720
FNMA REMICS
Series 2004-29, Class PS,
IO, 5.34%, 5/25/2034(b) 1,204,651 189,558

32 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2016-32, Class SA,
IO, 3.84%, 10/25/2034(b) 5,760,374 615,749
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 3,058,850 443,037
Series 2010-57, Class SA,
IO, 4.19%, 6/25/2040(b) 1,663,406 213,829
Series 2010-63, Class SA,
IO, 4.24%, 6/25/2040(b) 1,442,312 183,497
Series 2010-118, Class SN,
IO, 4.34%, 10/25/2040(b) 7,378,564 1,119,802
Series 2013-18, Class FB,
2.61%, 10/25/2041(b) 163,989 163,850
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 301,833 46,293
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 237,771 26,159
Series 2018-4, Class FM,
2.56%, 2/25/2048(b) 314,698 310,229
Series 2019-31, Class FA,
2.66%, 7/25/2049(b) 1,407,180 1,401,898
Series 2021-24, Class , IO,
1.19%, 3/25/2059(b) 3,793,121 289,048
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,564,890 4,085,579
Series 2019-21, Class , IO,
4.50%, 2/20/2049 4,418,259 660,119
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 546,607 39,523
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 178,249 18,131
Series 2012-H20, Class PT,
2.86%, 7/20/2062(b) 557,420 556,158
Series 2018-H02, Class ZJ,
4.54%, 10/20/2064(b) 548,130 555,443
Series 2017-H12, Class EZ,
4.72%, 6/20/2066(b) 644,573 652,820
Series 2017-H13, Class JZ,
5.03%, 5/20/2067(b) 137,685 143,055
Series 2017-H22, Class FD,
1.32%, 11/20/2067(b) 56,304 55,666
Series 2017-H25, Class FD,
1.27%, 12/20/2067(b) 73,817 72,925
Series 2021-H08, Class IA,
IO, 3.48%, 1/20/2068(b) 664,742 55,764
Series 2019-H01, Class FT,
1.52%, 10/20/2068(b) 5,472,379 5,437,401
Series 2019-H07, Class BZ,
4.28%, 1/20/2069(b) 4,258,667 4,475,676
Series 2019-H05, Class FT,
2.45%, 4/20/2069(b) 3,618,909 3,621,359
Series 2019-H13, Class FT,
2.47%, 8/20/2069(b) 550,150 549,813
Series 2019-H18, Class DF,
1.52%, 10/20/2069(b) 553,727 548,492
Series 2021-H03, Class ,
IO, 3.41%, 4/20/2070(b) 6,345,037 155,467
Total Collateralized Mortgage Obligations
(cost $30,743,341)
29,546,993
Commercial Mortgage-Backed Securities 10.5%
Principal
Amount ($) Value ($)
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 946,568
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,849,699
Series 2022-BNK40, Class
A4, 3.39%, 3/15/2064(b) 790,000 761,087
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,333,706
BBCMS Mortgage Trust
Series 2020-BID, Class A,
4.14%, 10/15/2037(a)(b) 1,095,000 1,077,394
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,331,260
Benchmark Mortgage Trust,
Series 2021-B31, Class A5,
2.67%, 12/15/2054 1,190,000 1,075,946
BPR Trust
Series 2021-NRD, Class A,
3.63%, 12/15/2023(a)(b) 815,000 781,008
Series 2022-OANA, Class
A, 3.86%, 4/15/2037(a)(b) 605,000 591,898
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 856,246
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 105,000 98,700
Commercial Mortgage Trust,
Series 2013-CR6, Class A4,
3.10%, 3/10/2046 4,450,000 4,432,269
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 710,006
CSMC LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 315,026
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 830,000 788,493
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 483,697 46,607
Series K142, Class X1, IO,
0.30%, 3/25/2032(b) 5,769,400 144,891
Series K146, Class X1, IO,
0.23%, 6/25/2032(b) 5,009,883 109,892
Series K147, Class X1, IO,
0.49%, 6/25/2032(b) 3,875,000 123,599
Series K157, Class X1, IO,
0.01%, 8/25/2033(b) 9,066,614 47,360
Series K157, Class A3,
3.99%, 8/25/2033(b) 1,870,000 1,937,568
Series K-1513, Class X1,
IO, 0.86%, 8/25/2034(b) 966,787 67,363
Series K-1521, Class X1,
IO, 0.98%, 8/25/2036(b) 2,809,748 271,191

Nationwide Loomis Core Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 33
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series K143, Class X1, IO,
0.34%, 4/25/2055(b) 2,604,500 75,909
Series K145, Class X1, IO,
0.32%, 6/25/2055(b) 1,479,843 41,421
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 1.92%, 6/25/2028(b) 841,414 60,899
Series 2020-M37, Class X,
IO, 1.09%, 4/25/2032(b) 1,240,771 77,826
Series 2020-M43, Class X1,
IO, 2.08%, 8/25/2034(b) 5,665,055 659,094
Series 2020-M36, Class X1,
IO, 1.46%, 9/25/2034(b) 975,295 85,296
GNMA REMICS
Series 2018-82, Class , IO,
0.47%, 5/16/2058(b) 10,790,276 388,068
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 826,843 54,372
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,891,282 188,870
Series 2021-20, Class , IO,
1.14%, 8/16/2062(b) 2,977,826 246,390
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,755,214 210,901
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,549,113 178,684
Series 2020-128, Class , IO,
0.91%, 10/16/2062(b) 1,453,028 104,952
Series 2021-40, Class , IO,
0.83%, 2/16/2063(b) 2,256,035 159,084
Series 2021-12, Class , IO,
0.97%, 3/16/2063(b) 3,114,738 234,707
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,399,128 221,492
Series 2021-144, Class , IO,
0.82%, 4/16/2063(b) 3,993,660 282,198
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 3,073,831 230,546
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 4,050,926 305,295
Series 2021-151, Class , IO,
0.92%, 4/16/2063(b) 3,525,369 269,447
Series 2021-186, Class , IO,
0.77%, 5/16/2063(b) 4,162,632 282,528
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 698,474 55,966
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,875,089 286,115
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,746,973 265,033
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 2,105,499 154,441
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,515,000 219,036
GS Mortgage Securities
Corp. II, Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 1,035,000 1,027,334
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 235,000 218,740
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 4,139,865 4,128,560
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 386,723
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,824,957
Med Trust, Series 2021-
MDLN, Class A, 2.95%,
11/15/2038(a)(b) 755,000 724,852
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.15%, 8/15/2046(b) 1,130,000 1,122,104
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
3.51%, 2/15/2039(a)(b) 1,495,000 1,427,217
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 3.47%,
11/15/2027(a)(b) 655,893 446,007
UBS-Barclays Commercial
Mortgage Trust
Series 2013-C5, Class A4,
3.18%, 3/10/2046 5,951,897 5,921,255
Series 2013-C6, Class A4,
3.24%, 4/10/2046 4,440,000 4,415,162
Wells Fargo Commercial
Mortgage Trust
Series 2013-LC12, Class
A4, 4.22%, 7/15/2046(b) 1,505,000 1,501,075
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,921,490
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,387,907
WFRBS Commercial
Mortgage Trust, Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,483,801
Total Commercial Mortgage-Backed
Securities
(cost $57,611,537) 54,973,531
Corporate Bonds 48.0%
Auto Components 0.3%
Aptiv plc ,
3.10%, 12/1/2051 510,000 339,028
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,009,324
1,348,352
Automobiles 0.7%
General Motors Co. ,
5.40%, 10/15/2029 1,100,000 1,099,530
Hyundai Capital America ,
2.10%, 9/15/2028(a) 1,085,000 926,394
Kia Corp. ,
1.00%, 4/16/2024(a) 400,000 381,613

34 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 490,000 479,888
4.35%, 6/8/2027(a) 970,000 965,021
3,852,446
Banks 14.3%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.47%, 12/13/2029(a)(c) 1,000,000 870,590
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 890,000 855,531
ASB Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
5.28%, 6/17/2032(a)(c) 925,000 925,013
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 1,400,000 1,355,021
Banco Santander SA ,
3.89%, 5/24/2024 2,400,000 2,407,343
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 1,425,000 1,391,919
(SOFR + 2.04%), 4.95%,
7/22/2028(c) 1,790,000 1,841,777
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 617,534
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(c) 1,495,000 1,304,554
Bank of Montreal ,
1.50%, 1/10/2025 1,950,000 1,856,664
2.65%, 3/8/2027 790,000 749,358
Bank of New Zealand ,
2.00%, 2/21/2025(a) 1,015,000 973,052
2.29%, 1/27/2027(a) 1,195,000 1,116,828
Bank of Nova Scotia (The) ,
3.45%, 4/11/2025 390,000 387,356
Banque Federative du Credit
Mutuel SA ,
2.38%, 11/21/2024(a) 985,000 947,811
4.75%, 7/13/2027(a) 1,300,000 1,326,136
Barclays plc ,
(ICE LIBOR USD 3 Month +
1.61%), 3.93%, 5/7/2025(c) 545,000 536,393
BNP Paribas SA ,
(SOFR + 1.22%), 2.16%,
9/15/2029(a)(c) 1,065,000 902,395
Canadian Imperial Bank of
Commerce ,
1.00%, 10/18/2024 2,560,000 2,408,277
3.95%, 8/4/2025 1,490,000 1,492,987
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 395,000 373,980
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 535,000 520,027
(SOFR + 1.89%), 4.66%,
5/24/2028(c)(d) 550,000 557,333
Citizens Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 1,330,000 1,352,300
Comerica, Inc. ,
3.70%, 7/31/2023 570,000 570,059
Commonwealth Bank of
Australia ,
2.55%, 3/14/2027(a) 1,000,000 952,077
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.73%),
1.98%, 12/15/2027(a)(c) 990,000 893,874
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(c) 1,395,000 1,289,426
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,125,000 1,120,902
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
3.77%, 3/28/2025(a)(c) 765,000 750,390
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.98%, 9/10/2025(a)(c) 955,000 884,699
DNB Bank ASA ,
2.15%, 12/2/2022(a) 200,000 199,440
(United States SOFR
Compounded Index
+ 0.81%), 2.97%,
3/28/2025(a)(c) 1,600,000 1,567,760
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 1,115,000 1,009,614
Fifth Third Bancorp ,
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(c) 1,330,000 1,351,976
HSBC Holdings plc ,
(SOFR + 2.11%), 4.75%,
6/9/2028(c) 1,320,000 1,311,483
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 645,000 550,951
Huntington National Bank
(The) ,
(SOFR + 1.21%), 4.01%,
5/16/2025(c) 510,000 510,587
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(c) 1,100,000 1,065,758

Nationwide Loomis Core Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
(SOFR + 1.32%), 4.08%,
4/26/2026(c) 1,540,000 1,538,770
(SOFR + 2.08%), 4.91%,
7/25/2033(c) 805,000 839,380
Lloyds Banking Group plc ,
4.05%, 8/16/2023 905,000 907,529
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.51%, 3/18/2026(c) 655,000 640,891
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.13%),
3.84%, 4/17/2026(c) 775,000 768,078
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.13%, 7/20/2033(c) 1,795,000 1,870,767
National Bank of Canada ,
3.75%, 6/9/2025 2,695,000 2,679,022
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.27%),
5.52%, 9/30/2028(c) 450,000 461,298
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,180,000 1,180,364
Nordea Bank Abp ,
1.50%, 9/30/2026(a) 2,165,000 1,960,711
Royal Bank of Canada ,
3.63%, 5/4/2027 780,000 771,306
4.24%, 8/3/2027 1,820,000 1,843,863
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 1,475,000 1,429,374
Santander UK Group Holdings
plc ,
(SOFR + 1.22%), 2.47%,
1/11/2028(c) 600,000 539,888
Societe Generale SA ,
4.68%, 6/15/2027(a) 1,805,000 1,822,902
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
2.61%, 1/12/2028(a)(c) 595,000 539,538
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
2.68%, 6/29/2032(a)(c) 640,000 523,806
Sumitomo Mitsui Financial
Group, Inc. ,
1.90%, 9/17/2028 1,560,000 1,346,990
Sumitomo Mitsui Trust Bank
Ltd. ,
0.85%, 3/25/2024(a) 1,505,000 1,434,290
2.55%, 3/10/2025(a) 280,000 271,023
Swedbank AB ,
3.36%, 4/4/2025(a) 1,320,000 1,303,819
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Toronto-Dominion Bank (The) ,
4.11%, 6/8/2027(d) 1,480,000 1,497,624
Truist Financial Corp. ,
(SOFR + 0.86%), 1.89%,
6/7/2029(c) 440,000 388,841
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 1,270,000 1,281,156
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 973,462
US Bancorp ,
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 1,160,000 1,203,783
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.95%),
2.49%, 11/3/2036(c) 495,000 417,378
Wells Fargo & Co. ,
(SOFR + 2.10%), 4.90%,
7/25/2033(c) 1,255,000 1,300,924
Westpac Banking Corp. ,
3.74%, 8/26/2025 1,655,000 1,664,351
1.95%, 11/20/2028(d) 515,000 462,076
74,962,379
Beverages 0.4%
Brown-Forman Corp. ,
3.50%, 4/15/2025 390,000 393,238
Coca-Cola Europacific
Partners plc ,
0.80%, 5/3/2024(a) 1,790,000 1,701,563
PepsiCo, Inc. ,
4.20%, 7/18/2052 155,000 161,062
2,255,863
Building Products 0.2%
Fortune Brands Home &
Security, Inc. ,
4.50%, 3/25/2052 1,130,000 906,653
Capital Markets 5.6%
Ares Capital Corp. ,
4.25%, 3/1/2025 45,000 43,837
2.88%, 6/15/2028 870,000 717,098
Ares Finance Co. IV LLC ,
3.65%, 2/1/2052(a) 905,000 649,659
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 880,000 762,071
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.76%), 4.60%,
7/26/2030(c) 385,000 397,272
Barings BDC, Inc. ,
3.30%, 11/23/2026(a) 335,000 291,798
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026(a) 2,180,000 1,861,033

36 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(d) 940,000 753,496
Blue Owl Finance LLC ,
4.38%, 2/15/2032(a) 1,480,000 1,295,093
Credit Suisse AG ,
3.70%, 2/21/2025(d) 1,785,000 1,759,719
Deutsche Bank AG ,
(SOFR + 1.13%), 1.45%,
4/1/2025(c) 335,000 314,293
(SOFR + 3.19%), 6.12%,
7/14/2026(c) 1,935,000 1,965,989
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 1,175,000 1,031,749
FS KKR Capital Corp. ,
3.13%, 10/12/2028 1,055,000 866,488
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 1,560,000 1,423,656
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 1,220,000 1,059,950
Hercules Capital, Inc. ,
3.38%, 1/20/2027 1,215,000 1,059,021
JAB Holdings BV ,
4.50%, 4/8/2052(a) 685,000 531,071
KKR Group Finance Co. XII
LLC ,
4.85%, 5/17/2032(a) 320,000 324,960
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 4,000,000 16,000
Macquarie Group Ltd. ,
(SOFR + 2.13%), 4.10%,
6/21/2028(a)(c) 1,000,000 973,890
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,205,000 1,074,226
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027 880,000 802,775
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 2,155,000 1,955,325
5.61%, 7/6/2029 1,020,000 1,051,923
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 1,175,000 1,117,356
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 200,000 191,672
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 210,000 200,143
4.25%, 1/15/2026 490,000 463,716
OWL Rock Core Income
Corp. ,
5.50%, 3/21/2025(a) 845,000 816,855
Owl Rock Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 1,710,000 1,604,989
State Street Corp. ,
(SOFR + 0.56%), 1.68%,
11/18/2027(c) 530,000 484,161
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS AG ,
1.38%, 1/13/2025(a) 465,000 439,589
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.55%),
4.49%, 5/12/2026(a)(c) 890,000 895,211
29,196,084
Chemicals 0.3%
Cabot Corp. ,
4.00%, 7/1/2029 625,000 592,989
5.00%, 6/30/2032 465,000 463,555
Celanese US Holdings LLC ,
6.38%, 7/15/2032 195,000 200,280
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052 685,000 478,600
1,735,424
Consumer Finance 3.2%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 855,000 831,010
Ally Financial, Inc. ,
4.75%, 6/9/2027 1,885,000 1,863,491
American Express Co. ,
2.55%, 3/4/2027 1,380,000 1,318,642
4.05%, 5/3/2029 180,000 181,748
(SOFR + 1.76%), 4.42%,
8/3/2033(c) 1,275,000 1,294,062
American Honda Finance
Corp. ,
2.25%, 1/12/2029 1,815,000 1,656,652
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 575,000 549,078
Capital One Financial Corp. ,
3.90%, 1/29/2024 1,325,000 1,325,788
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 65,000 62,387
(SOFR + 2.06%), 4.93%,
5/10/2028(c)(d) 1,100,000 1,111,052
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 415,000 326,423
(SOFR + 1.27%), 2.62%,
11/2/2032(c) 270,000 223,260
General Motors Financial Co.,
Inc. ,
3.80%, 4/7/2025(d) 605,000 596,875
5.00%, 4/9/2027 1,220,000 1,222,193
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 535,000 518,940
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 410,000 387,118
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 750,714
Synchrony Financial ,
4.88%, 6/13/2025 1,700,000 1,695,186
Toyota Motor Credit Corp. ,
4.45%, 6/29/2029(d) 655,000 682,051
16,596,670

Nationwide Loomis Core Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 545,000 542,921
Distributors 0.1%
Ferguson Finance plc ,
4.65%, 4/20/2032(a) 735,000 714,171
Diversified Financial Services 1.5%
AIG Global Funding ,
0.65%, 6/17/2024(a)(d) 1,060,000 1,003,036
0.90%, 9/22/2025(a) 1,010,000 915,613
Antares Holdings LP ,
3.75%, 7/15/2027(a) 1,220,000 1,046,367
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 801,395
Jackson Financial, Inc. ,
5.17%, 6/8/2027 760,000 766,659
4.00%, 11/23/2051(a) 455,000 321,222
Mitsubishi HC Capital, Inc. ,
2.65%, 9/19/2022(a) 1,400,000 1,397,905
NTT Finance Corp. ,
4.37%, 7/27/2027(a) 560,000 576,904
ORIX Corp. ,
3.25%, 12/4/2024 635,000 627,394
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 273,014
7,729,509
Electric Utilities 3.0%
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 290,000 213,126
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 810,000 799,708
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 840,000 817,214
Series J, 4.30%, 12/1/2028 1,000,000 1,000,186
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(c) 765,000 647,012
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 790,000 795,072
Duke Energy Corp. ,
0.90%, 9/15/2025 515,000 473,773
Enel Finance International NV ,
5.50%, 6/15/2052(a)(d) 1,170,000 1,112,137
Entergy Corp. ,
0.90%, 9/15/2025 1,100,000 1,001,723
Entergy Texas, Inc. ,
3.45%, 12/1/2027 415,000 400,081
Eversource Energy ,
4.60%, 7/1/2027 1,120,000 1,155,545
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 860,000 810,130
Interstate Power and Light
Co. ,
3.10%, 11/30/2051 675,000 516,182
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 691,578
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.55%),
3.80%, 3/15/2082(c) 615,000 510,223
Pacific Gas and Electric Co. ,
(United States SOFR
Compounded Index
+ 1.15%), 3.43%,
11/14/2022(c) 185,000 184,580
4.95%, 6/8/2025 905,000 894,754
Southern California Edison
Co. ,
(SOFR + 0.47%), 2.75%,
12/2/2022(c) 1,310,000 1,307,626
Series E, 5.45%, 6/1/2052 660,000 678,955
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 1,810,000 1,809,366
15,818,971
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. ,
2.05%, 3/1/2025 230,000 221,440
Avnet, Inc. ,
5.50%, 6/1/2032 800,000 799,973
CDW LLC ,
3.28%, 12/1/2028 1,425,000 1,252,598
Flex Ltd. ,
4.88%, 6/15/2029 210,000 205,818
Jabil, Inc. ,
4.25%, 5/15/2027 495,000 490,049
2,969,878
Entertainment 0.1%
Magallanes, Inc. ,
5.14%, 3/15/2052(a) 730,000 642,706
Equity Real Estate Investment Trusts (REITs) 1.0%
American Campus
Communities Operating
Partnership LP ,
2.25%, 1/15/2029 250,000 236,948
Crown Castle International
Corp. ,
2.90%, 3/15/2027 770,000 730,643
Extra Space Storage LP ,
3.90%, 4/1/2029(d) 365,000 350,057
Kilroy Realty LP ,
2.65%, 11/15/2033(d) 340,000 270,650
Life Storage LP ,
2.40%, 10/15/2031 925,000 760,362
Office Properties Income
Trust ,
4.50%, 2/1/2025(d) 405,000 380,898
2.40%, 2/1/2027 300,000 238,227
3.45%, 10/15/2031 860,000 612,390
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 403,609

38 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 370,000 313,886
Simon Property Group LP ,
1.75%, 2/1/2028 535,000 470,271
Welltower, Inc. ,
2.75%, 1/15/2032 560,000 479,309
5,247,250
Food & Staples Retailing 0.3%
Walgreens Boots Alliance,
Inc. ,
0.95%, 11/17/2023 1,510,000 1,465,724
Food Products 0.4%
J M Smucker Co. (The) ,
2.13%, 3/15/2032(d) 440,000 369,133
JBS USA LUX SA ,
5.75%, 4/1/2033(a) 1,345,000 1,330,635
4.38%, 2/2/2052(a) 145,000 109,893
Viterra Finance BV ,
2.00%, 4/21/2026(a) 300,000 267,023
2,076,684
Gas Utilities 0.1%
Southwest Gas Corp. ,
3.18%, 8/15/2051 780,000 556,068
Health Care Equipment & Supplies 0.2%
DH Europe Finance II Sarl ,
2.20%, 11/15/2024 840,000 813,208
Health Care Providers & Services 0.6%
Centene Corp. ,
3.00%, 10/15/2030 610,000 544,449
Cigna Corp. ,
3.75%, 7/15/2023 327,000 327,571
CVS Health Corp. ,
4.30%, 3/25/2028 148,000 150,441
Elevance Health, Inc. ,
4.10%, 3/1/2028 1,000,000 1,014,003
McKesson Corp. ,
1.30%, 8/15/2026 960,000 871,800
2,908,264
Hotels, Restaurants & Leisure 0.2%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 330,885
Marriott International, Inc. ,
Series Z, 4.15%,
12/1/2023(d) 655,000 658,924
989,809
Household Durables 0.1%
MDC Holdings, Inc. ,
3.97%, 8/6/2061 950,000 567,665
Household Products 0.1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 395,000 423,949
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 757,786
Insurance 4.9%
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 1,010,000 723,380
Assurant, Inc. ,
4.20%, 9/27/2023 425,000 425,575
Athene Global Funding ,
3.21%, 3/8/2027(a) 875,000 811,836
2.50%, 3/24/2028(a) 1,115,000 973,917
2.65%, 10/4/2031(a) 610,000 499,475
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 960,000 926,486
1.75%, 1/13/2025(a) 955,000 896,230
Brown & Brown, Inc. ,
4.95%, 3/17/2052 710,000 648,776
CNO Global Funding ,
2.65%, 1/6/2029(a) 1,520,000 1,355,347
Equitable Financial Life Global
Funding ,
1.80%, 3/8/2028(a) 620,000 548,340
Everest Reinsurance
Holdings, Inc. ,
3.13%, 10/15/2052 1,535,000 1,124,375
F&G Global Funding ,
5.15%, 7/7/2025(a) 1,805,000 1,822,770
2.00%, 9/20/2028(a) 1,020,000 876,046
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 465,000 447,563
2.25%, 1/6/2027(a) 1,515,000 1,385,161
Globe Life, Inc. ,
4.80%, 6/15/2032 45,000 45,358
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,120,225
Hill City Funding Trust ,
4.05%, 8/15/2041(a) 1,230,000 914,408
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 1,470,000 1,392,362
3.88%, 6/11/2025(a) 195,000 194,367
Lincoln National Corp. ,
3.40%, 3/1/2032 590,000 533,036
Manulife Financial Corp. ,
3.70%, 3/16/2032 535,000 508,487
MetLife, Inc. ,
5.00%, 7/15/2052 480,000 511,793
Protective Life Global
Funding ,
1.65%, 1/13/2025(a) 1,060,000 1,003,981
3.22%, 3/28/2025(a) 570,000 561,376
4.71%, 7/6/2027(a) 1,815,000 1,859,266
Reliance Standard Life Global
Funding II ,
3.85%, 9/19/2023(a) 225,000 225,127
2.75%, 5/7/2025(a) 1,270,000 1,224,347
RGA Global Funding ,
2.70%, 1/18/2029(a) 1,160,000 1,050,685

Nationwide Loomis Core Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 560,000 529,010
Willis North America, Inc. ,
4.65%, 6/15/2027 535,000 539,372
25,678,477
Internet & Direct Marketing Retail 0.1%
Prosus NV ,
4.99%, 1/19/2052(a) 945,000 733,112
IT Services 1.2%
DXC Technology Co. ,
2.38%, 9/15/2028 1,545,000 1,349,106
Fidelity National Information
Services, Inc. ,
5.63%, 7/15/2052 1,300,000 1,352,280
Global Payments, Inc. ,
1.50%, 11/15/2024 860,000 808,601
International Business
Machines Corp. ,
4.40%, 7/27/2032(d) 1,280,000 1,313,600
PayPal Holdings, Inc. ,
5.05%, 6/1/2052(d) 535,000 556,652
Western Union Co. (The) ,
4.25%, 6/9/2023 645,000 646,884
1.35%, 3/15/2026 235,000 212,705
6,239,828
Leisure Products 0.2%
Brunswick Corp. ,
4.40%, 9/15/2032 1,310,000 1,170,845
Machinery 0.8%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 560,000 548,812
3.95%, 5/23/2025 1,540,000 1,532,752
Daimler Trucks Finance North
America LLC ,
3.65%, 4/7/2027(a) 900,000 878,814
Kennametal, Inc. ,
4.63%, 6/15/2028 380,000 374,369
Timken Co. (The) ,
4.50%, 12/15/2028 660,000 652,901
3,987,648
Media 0.1%
Paramount Global ,
6.88%, 4/30/2036 440,000 474,773
Metals & Mining 0.3%
Anglo American Capital plc ,
4.75%, 3/16/2052(a) 860,000 748,253
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 290,000 288,937
Nucor Corp. ,
3.95%, 5/23/2025 640,000 647,380
1,684,570
Multi-Utilities 0.7%
Ameren Corp. ,
1.75%, 3/15/2028 770,000 681,498
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 405,000 397,670
DTE Energy Co. ,
Series C, 2.53%,
10/1/2024(f) 495,000 481,378
Series F, 1.05%, 6/1/2025 660,000 612,185
Puget Energy, Inc. ,
4.22%, 3/15/2032 470,000 450,000
Sempra Energy ,
3.70%, 4/1/2029 495,000 480,743
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.87%),
4.12%, 4/1/2052(c) 970,000 818,847
3,922,321
Oil, Gas & Consumable Fuels 0.7%
Boardwalk Pipelines LP ,
3.60%, 9/1/2032 515,000 452,071
Kinder Morgan, Inc. ,
5.45%, 8/1/2052 780,000 781,657
MPLX LP ,
4.95%, 3/14/2052 875,000 801,700
ONEOK, Inc. ,
7.15%, 1/15/2051 470,000 507,615
Targa Resources Corp. ,
6.25%, 7/1/2052 1,285,000 1,352,248
3,895,291
Pharmaceuticals 0.3%
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 605,000 596,389
Pfizer, Inc. ,
3.45%, 3/15/2029 1,000,000 1,006,679
1,603,068
Road & Rail 0.8%
Burlington Northern Santa Fe
LLC ,
4.45%, 1/15/2053 670,000 684,052
DAE Funding LLC ,
1.55%, 8/1/2024(a) 525,000 491,484
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 1,315,000 1,315,181
4.00%, 7/15/2025(a) 400,000 396,457
4.40%, 7/1/2027(a) 200,000 200,093
Ryder System, Inc. ,
4.63%, 6/1/2025 745,000 755,695
4.30%, 6/15/2027 380,000 382,228
4,225,190
Semiconductors & Semiconductor Equipment 1.1%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 730,000 699,764
KLA Corp. ,
4.95%, 7/15/2052 645,000 694,011
Marvell Technology, Inc. ,
4.20%, 6/22/2023 940,000 941,952
Microchip Technology, Inc. ,
2.67%, 9/1/2023 860,000 847,878
0.97%, 2/15/2024 240,000 228,879

40 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 320,000 300,038
QUALCOMM, Inc. ,
4.50%, 5/20/2052 1,340,000 1,377,462
TSMC Global Ltd. ,
4.63%, 7/22/2032(a) 820,000 844,844
5,934,828
Software 0.1%
Infor, Inc. ,
1.45%, 7/15/2023(a) 585,000 568,861
Specialty Retail 0.4%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 784,251
4.50%, 10/1/2025 675,000 667,740
3.85%, 3/1/2032(d) 425,000 378,734
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 710,000 494,864
2,325,589
Technology Hardware, Storage & Peripherals 0.6%
HP, Inc. ,
4.75%, 1/15/2028 1,370,000 1,389,382
4.20%, 4/15/2032 510,000 469,853
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 507,438
Seagate HDD Cayman ,
4.88%, 3/1/2024 685,000 681,533
Western Digital Corp. ,
3.10%, 2/1/2032 130,000 102,898
3,151,104
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. ,
3.05%, 3/15/2032 300,000 251,119
Thrifts & Mortgage Finance 0.7%
Nationwide Building Society ,
(ICE LIBOR USD 3 Month +
1.39%), 4.36%, 8/1/2024(a)
(c) 1,310,000 1,306,499
4.85%, 7/27/2027(a) 2,485,000 2,538,074
3,844,573
Tobacco 0.4%
BAT Capital Corp. ,
4.74%, 3/16/2032 1,425,000 1,305,581
Imperial Brands Finance plc ,
6.13%, 7/27/2027(a) 755,000 775,294
2,080,875
Trading Companies & Distributors 0.6%
Air Lease Corp. ,
1.88%, 8/15/2026 605,000 539,090
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 741,537
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 835,000 826,581
GATX Corp. ,
3.50%, 6/1/2032 475,000 427,092
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
WW Grainger, Inc. ,
1.85%, 2/15/2025 715,000 688,896
3,223,196
Wireless Telecommunication Services 0.4%
America Movil SAB de CV ,
4.70%, 7/21/2032 1,255,000 1,301,548
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 560,000 561,534
1,863,082
Total Corporate Bonds
(cost $269,419,402)
251,936,784
Mortgage-Backed Securities 14.7%
FHLMC UMBS Pool
Pool# SD8200
2.50%, 3/1/2052 2,223,063 2,074,522
Pool# SD8205
2.50%, 4/1/2052 3,480,660 3,247,691
FNMA Pool# BS2927 ,
1.82%, 9/1/2033 2,155,000
1,844,549
FNMA UMBS Pool
Pool# MA3209
3.00%, 12/1/2047 1,485,932 1,450,109
Pool# MA3275
3.00%, 2/1/2048 1,362,707 1,330,821
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 8/25/2037 2,285,000 2,173,249
2.50%, 8/25/2037 1,509,000 1,468,328
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 8/25/2052 7,000,000 6,740,576
4.00%, 8/25/2052 4,218,000 4,238,925
3.50%, 9/25/2052 23,081,000 22,775,820
4.00%, 9/25/2052 16,697,000 16,753,683
4.50%, 9/25/2052 5,500,000 5,584,932
GNMA I Pool
Pool# 348637
7.50%, 5/15/2023 387 388
Pool# 369270
6.50%, 12/15/2023 604 636
Pool# 354696
6.50%, 12/15/2023 584 615
Pool# 368677
7.50%, 1/15/2024 1,337 1,345
Pool# 359986
7.50%, 1/15/2024 188 188
Pool# 362734
7.50%, 1/15/2024 66 67
Pool# 371909
6.50%, 2/15/2024 1,078 1,137
Pool# 442138
8.00%, 11/15/2026 11,125 11,591
Pool# 399109
7.50%, 2/15/2027 4,903 5,016
Pool# 445661
7.50%, 7/15/2027 2,074 2,088

Nationwide Loomis Core Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 443887
7.50%, 8/15/2027 3,536 3,558
Pool# 455381
7.50%, 8/15/2027 2,309 2,402
Pool# 450591
7.50%, 8/15/2027 390 393
Pool# 453295
7.50%, 8/15/2027 196 198
Pool# 446699
6.00%, 8/15/2028 5,480 5,756
Pool# 482748
6.00%, 9/15/2028 24,585 25,828
Pool# 460906
6.00%, 9/15/2028 2,078 2,183
Pool# 476969
6.50%, 1/15/2029 14,209 14,981
Pool# 781029
6.50%, 5/15/2029 44,430 47,218
GNMA TBA
3.50%, 8/15/2052 5,000,000 4,977,344
4.50%, 8/15/2052 1,250,000 1,273,975
4.00%, 9/15/2052 1,250,000 1,260,547
Total Mortgage-Backed Securities
(cost $76,211,595)
77,320,659
U.S. Treasury Obligations 11.4%
U.S. Treasury Bonds
1.75%, 8/15/2041 3,415,000 2,667,969
2.00%, 11/15/2041 13,085,000 10,682,676
2.38%, 2/15/2042 5,055,000 4,402,589
3.25%, 5/15/2042 1,975,000 1,977,160
2.25%, 8/15/2049 11,385,000 9,574,963
2.00%, 2/15/2050 8,630,000 6,857,479
1.63%, 11/15/2050 1,485,000 1,070,360
1.88%, 2/15/2051 1,520,000 1,168,381
2.25%, 2/15/2052 (d) 9,935,000 8,377,999
2.88%, 5/15/2052 1,450,000 1,402,422
U.S. Treasury Notes
2.63%, 5/31/2027 2,620,000 2,611,403
2.88%, 5/15/2032 8,795,000 8,953,035
Total U.S. Treasury Obligations
(cost $67,943,582)
59,746,436
Short-Term Investments 11.9%
U.S. Treasury Obligations 11.9%
U.S. Treasury Bills
1.25%, 9/8/2022 23,000,000 22,948,592
1.63%, 9/29/2022 24,000,000 23,914,345
1.89%, 10/6/2022 1,000,000 995,870
2.36%, 10/27/2022 14,750,000 14,666,470
Total U.S. Treasury Obligations
(cost $62,568,664)
62,525,277
Total Short-Term Investments
(cost $62,568,664)
62,525,277
Repurchase Agreement 1.0%
Principal
Amount ($) Value ($)
CF Secured, LLC
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $5,042,799,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$5,143,655. (g) 5,041,858 5,041,858
Total Repurchase Agreement
(cost $5,041,858)
5,041,858
Total Investments
(cost $616,984,365) — 111.9%
587,065,511
Liabilities in excess of other
assets — (11.9)% (62,347,909)
NET ASSETS — 100.0%
$ 524,717,602
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2022 was
$136,636,143 which represents 26.04% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2022.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2022.
(d) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $11,726,288, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $5,041,858 and by $7,020,315 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 3.88%, and maturity dates ranging from
5/31/2023 – 5/15/2052, a total value of $12,062,173.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2022.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $5,041,858.

42 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Loomis Core Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 43
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 70 9/2022 USD 7,960,859 25,584
U.S. Treasury 10 Year Note 14 9/2022 USD 1,695,969 14,989
U.S. Treasury 10 Year Ultra Note 31 9/2022 USD 4,068,750 100,971
U.S. Treasury Long Bond 192 9/2022 USD 27,648,000 547,592
U.S. Treasury Ultra Bond 13 9/2022 USD 2,058,063 (939)
Net contracts 688,197
As of July 31, 2022, the Fund had $1,030,230 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

44 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Loomis Core Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 45
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 45,973,973 $ – $ 45,973,973
Collateralized Mortgage Obligations – 29,546,993 – 29,546,993
Commercial Mortgage-Backed Securities – 54,973,531 – 54,973,531
Corporate Bonds – 251,936,784 – 251,936,784
Futures Contracts 689,136 – – 689,136
Mortgage-Backed Securities – 77,320,659 – 77,320,659
Repurchase Agreement – 5,041,858 – 5,041,858
Short-Term Investments – 62,525,277 – 62,525,277
U.S. Treasury Obligations – 59,746,436 – 59,746,436
Total Assets $ 689,136 $ 587,065,511 $ – $ 587,754,647
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (939) $ – $ – $ (939)
Total Liabilities $ (939) $ – $ – $ (939)
Total $ 688,197 $ 587,065,511 $ – $ 587,753,708

46 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 689,136
Total $ 689,136
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (939)
Total $ (939)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Short Term Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 47
Asset-Backed Securities 15.5%
Principal
Amount ($) Value ($)
Automobiles 12.7%
Ally Auto Receivables Trust,
Series 2019-4, Class A3,
1.84%, 6/17/2024 244,059 243,490
American Credit Acceptance
Receivables Trust
Series 2021-2, Class A,
0.37%, 10/15/2024(a) 8,047 8,037
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 22,640 22,632
Series 2021-3, Class B,
0.66%, 2/13/2026(a) 215,000 211,999
AmeriCredit Automobile
Receivables Trust
Series 2019-2, Class B,
2.54%, 7/18/2024 521,873 521,416
Series 2020-2, Class B,
0.97%, 2/18/2026 25,000 24,483
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 248,982
Series 2022-2, Class A3,
4.38%, 4/18/2028 175,000 176,705
Avid Automobile Receivables
Trust, Series 2021-1, Class
A, 0.61%, 1/15/2025(a) 95,856 94,816
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 560,816
Bank of The West Auto Trust,
Series 2019-1, Class A3,
2.43%, 4/15/2024(a) 36,158 36,137
Carmax Auto Owner Trust,
Series 2021-1, Class A3,
0.34%, 12/15/2025 198,924 193,838
Carvana Auto Receivables
Trust
Series 2021-P4, Class A3,
1.31%, 1/11/2027 515,000 487,652
Series 2021-N2, Class B,
0.75%, 3/10/2028 57,959 54,492
Series 2021-N4, Class A1,
0.83%, 9/11/2028 354,896 345,718
Series 2021-N4, Class C,
1.72%, 9/11/2028 150,000 143,053
CIG Auto Receivables Trust,
Series 2021-1A, Class A,
0.69%, 4/14/2025(a) 200,276 196,204
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 39,120 39,054
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 280,000 276,181
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 275,000 263,127
Series 2021-4, Class A,
1.26%, 10/15/2030(a) 255,000 241,344
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 330,545 320,561
Drive Auto Receivables Trust
Series 2021-1, Class B,
0.65%, 7/15/2025 195,481 194,443
Series 2021-3, Class B,
1.11%, 5/15/2026 235,000 227,444
DT Auto Owner Trust
Series 2021-1A, Class A,
0.35%, 1/15/2025(a) 62,746 62,491
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 135,000 133,792
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 225,000 219,029
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 175,000 170,054
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 325,000 305,818
Exeter Automobile
Receivables Trust
Series 2021-1A, Class B,
0.50%, 2/18/2025 45,534 45,399
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 135,653 135,464
Series 2020-3A, Class C,
1.32%, 7/15/2025 196,053 193,993
Series 2021-2A, Class B,
0.57%, 9/15/2025 195,000 192,272
Series 2021-4A, Class B,
1.05%, 5/15/2026 365,000 352,993
Series 2022-3A, Class B,
4.86%, 12/15/2026 320,000 321,055
First Investors Auto Owner
Trust
Series 2021-1A, Class A,
0.45%, 3/16/2026(a) 56,987 56,070
Series 2022-1A, Class C,
3.13%, 5/15/2028(a) 350,000 335,428
Flagship Credit Auto Trust
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 562,760 560,658
Series 2021-1, Class A,
0.31%, 6/16/2025(a) 133,367 131,824
Series 2022-1, Class A,
1.79%, 10/15/2026(a) 504,238 490,284
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 175,000 167,227
Ford Credit Auto Owner Trust
Series 2019-C, Class A3,
1.87%, 3/15/2024 233,598 232,917
Series 2020-C, Class A3,
0.41%, 7/15/2025 264,869 259,152
Series 2021-A, Class A3,
0.30%, 8/15/2025 475,000 462,317
Foursight Capital Automobile
Receivables Trust
Series 2022-2, Class A2,
4.49%, 3/16/2026(a) 535,000 535,000

48 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 205,000 196,437
GLS Auto Receivables Issuer
Trust
Series 2020-3A, Class B,
1.38%, 8/15/2024(a) 23,533 23,513
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 88,845 88,744
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 120,000 116,993
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 485,000 465,647
GM Financial Automobile
Leasing Trust
Series 2020-2, Class A3,
0.80%, 7/20/2023 6,320 6,307
Series 2021-1, Class A3,
0.26%, 2/20/2024 501,684 496,787
GM Financial Consumer
Automobile Receivables
Trust
Series 2019-3, Class A3,
2.18%, 4/16/2024 64,389 64,300
Series 2022-2, Class A2,
2.52%, 5/16/2025 250,000 247,894
Series 2021-1, Class A3,
0.35%, 10/16/2025 174,875 170,665
Harley-Davidson Motorcycle
Trust
Series 2020-A, Class A3,
1.87%, 10/15/2024 71,990 71,734
Series 2022-A, Class A2A,
2.45%, 5/15/2025 110,000 109,264
Series 2021-A, Class A3,
0.37%, 4/15/2026 300,322 294,186
Honda Auto Receivables
Owner Trust
Series 2019-4, Class A3,
1.83%, 1/18/2024 342,132 340,655
Series 2021-1, Class A3,
0.27%, 4/21/2025 285,000 278,329
Hyundai Auto Receivables
Trust, Series 2019-B, Class
A3, 1.94%, 2/15/2024 137,425 137,229
NextGear Floorplan Master
Owner Trust, Series 2022-
1A, Class A2, 2.80%,
3/15/2027(a) 950,000 925,654
Prestige Auto Receivables
Trust
Series 2020-1A, Class C,
1.31%, 11/16/2026(a) 480,000 475,745
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 215,000 201,136
Santander Consumer Auto
Receivables Trust
Series 2020-AA, Class A,
1.37%, 10/15/2024(a) 29,241 29,184
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2020-AA, Class C,
3.71%, 2/17/2026(a) 175,000 174,044
Santander Drive Auto
Receivables Trust
Series 2020-4, Class C,
1.01%, 1/15/2026 265,000 261,458
Series 2020-3, Class C,
1.12%, 1/15/2026 394,965 389,712
Series 2021-2, Class C,
0.90%, 6/15/2026 275,000 267,428
Series 2022-3, Class B,
4.13%, 8/16/2027 325,000 323,074
Series 2022-4, Class B,
4.42%, 11/15/2027 575,000 578,819
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 170,000 160,025
Toyota Auto Receivables
Owner Trust
Series 2019-D, Class A3,
1.92%, 1/16/2024 312,348 312,117
Series 2020-A, Class A3,
1.66%, 5/15/2024 970,781 965,251
United Auto Credit
Securitization Trust
Series 2022-1, Class B,
2.10%, 3/10/2025(a) 200,000 195,560
Series 2022-2, Class C,
5.81%, 5/10/2027(a) 230,000 229,923
Westlake Automobile
Receivables Trust
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 165,000 163,142
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 80,000 78,116
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 570,000 557,564
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 535,000 507,961
World Omni Auto Receivables
Trust
Series 2019-C, Class A3,
1.96%, 12/16/2024 469,542 467,194
Series 2020-B, Class A3,
0.63%, 5/15/2025 306,850 302,318
World Omni Automobile Lease
Securitization Trust
Series 2020-A, Class A3,
1.70%, 1/17/2023 330,169 329,937
Series 2022-A, Class A3,
3.21%, 2/18/2025 125,000 124,384
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 190,000 178,617
21,802,908

Nationwide Loomis Short Term Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 49
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card 0.3%
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 480,000 456,806
Equipment Loans & Leases 0.5%
CNH Equipment Trust, Series
2020-A, Class A3, 1.16%,
6/16/2025 49,179 48,518
GreatAmerica Leasing
Receivables Funding LLC,
Series 2020-1, Class A3,
1.76%, 8/15/2023(a) 264,594 263,226
HPEFS Equipment Trust,
Series 2021-1A, Class A2,
0.27%, 3/20/2031(a) 106,840 106,296
SCF Equipment Leasing LLC
Series 2021-1A, Class A2,
0.42%, 8/20/2026(a) 79,177 78,788
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 420,000 405,589
902,417
Other 1.1%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 220,000 208,415
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 217,565 202,620
Diamond Resorts Owner
Trust, Series 2018-1, Class
A, 3.70%, 1/21/2031(a) 95,252 94,942
FREED ABS Trust, Series
2021-3FP, Class A, 0.62%,
11/20/2028(a) 18,513 18,464
Marlette Funding Trust, Series
2021-3A, Class A, 0.65%,
12/15/2031(a) 151,409 148,268
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 397,088
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 920,000 908,224
1,978,021
Student Loan 0.9%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 192,520 194,307
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 130,017 121,235
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 120,876 110,946
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 44,909 42,008
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 368,095 337,271
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 794,256 712,664
SoFi Professional Loan
Program LLC, Series
2018-A, Class A1, 2.61%,
2/25/2042(a)(b) 35,775 35,501
1,553,932
Total Asset-Backed Securities
(cost $27,382,184)
26,694,084
Collateralized Mortgage Obligations 1.0%
FHLMC REMICS
Series 2611, Class HD,
5.00%, 5/15/2023 7,092 7,113
Series 3585, Class LA,
3.50%, 10/15/2024 3,191 3,194
Series 3721, Class PE,
3.50%, 9/15/2040 51,429 51,315
FNMA REMICS
Series 2012-99, Class TC,
1.50%, 9/25/2022 818 816
Series 2012-100, Class WA,
1.50%, 9/25/2027 102,391 98,736
Series 2012-93, Class DP,
1.50%, 9/25/2027 90,257 87,145
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 9,625 9,551
Series 2009-88, Class QE,
3.00%, 9/16/2039 11,008 10,998
Series 2011-39, Class NE,
3.50%, 9/16/2039 46,850 46,948
Series 2010-H22, Class FE,
1.47%, 5/20/2059(b) 32,838 32,602
Series 2010-H02, Class FA,
2.31%, 2/20/2060(b) 205,329 204,636
Series 2011-H11, Class FA,
1.62%, 3/20/2061(b) 150,262 149,190
Series 2011-H23, Class HA,
3.00%, 12/20/2061 4,401 4,321
Series 2012-H18, Class NA,
1.64%, 8/20/2062(b) 56,701 56,397
Series 2016-H13, Class FT,
1.70%, 5/20/2066(b) 29,871 29,740
Series 2017-H25, Class FD,
1.27%, 12/20/2067(b) 56,611 55,927
Series 2019-H01, Class FJ,
1.42%, 9/20/2068(b) 108,719 108,131
Series 2019-H01, Class FT,
1.52%, 10/20/2068(b) 271,430 269,695

50 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-H13, Class FT,
2.47%, 8/20/2069(b) 447,425 447,151
Total Collateralized Mortgage Obligations
(cost $1,692,330)
1,673,606
Commercial Mortgage-Backed Securities 4.8%
AOA Mortgage Trust, Series
2021-1177, Class A, 2.87%,
10/15/2038(a)(b) 680,000 640,547
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
4.14%, 10/15/2037(a)(b) 425,000 418,167
Benchmark Mortgage Trust,
Series 2019-B10, Class A1,
2.79%, 3/15/2062 929,459 915,434
BPR Trust
Series 2021-NRD, Class A,
3.63%, 12/15/2023(a)(b) 350,000 335,402
Series 2022-OANA, Class
A, 3.86%, 4/15/2037(a)(b) 200,000 195,669
Series 2022-SSP, Class A,
4.96%, 5/15/2039(a)(b) 455,000 454,034
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
2.95%, 10/15/2036(a)(b) 680,000 656,338
CSMC LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 375,246
DROP Mortgage Trust, Series
2021-FILE, Class A, 3.15%,
10/15/2043(a)(b) 525,000 506,516
GS Mortgage Securities
Corp. II, Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 350,000 347,408
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 100,000 93,081
Med Trust, Series 2021-
MDLN, Class A, 2.95%,
11/15/2038(a)(b) 250,000 240,017
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.15%, 8/15/2046(b) 565,000 561,052
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 465,000 460,418
OPG Trust, Series 2021-
PORT, Class A, 2.48%,
10/15/2036(a)(b) 785,000 749,245
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 3.47%,
11/15/2027(a)(b) 336,810 229,031
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Wells Fargo Commercial
Mortgage Trust, Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,015,000 1,012,353
Total Commercial Mortgage-Backed
Securities
(cost $8,533,980) 8,189,958
Corporate Bonds 66.6%
Aerospace & Defense 0.0%
†
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 23,000 23,055
Airlines 0.2%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 262,711
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 115,200
377,911
Auto Components 0.2%
Icahn Enterprises LP ,
5.25%, 5/15/2027 275,000 263,978
Automobiles 2.4%
BMW Finance NV ,
2.25%, 8/12/2022(a) 1,200,000 1,199,971
BMW US Capital LLC ,
3.45%, 4/12/2023(a) 750,000 750,396
General Motors Co. ,
5.40%, 10/15/2029 365,000 364,844
Hyundai Capital America ,
0.88%, 6/14/2024(a) 715,000 670,495
Kia Corp. ,
2.38%, 2/14/2025(a) 520,000 497,998
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 330,000 331,511
4.35%, 6/8/2027(a) 325,000 323,332
4,138,547
Banks 17.3%
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 300,000 288,381
ASB Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
5.28%, 6/17/2032(a)(c) 295,000 295,004
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 1,200,000 1,196,636
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 600,000 580,723
Banco Santander SA ,
3.89%, 5/24/2024 200,000 200,612
2.75%, 5/28/2025 600,000 572,637

Nationwide Loomis Short Term Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 465,000 454,205
(SOFR + 2.04%), 4.95%,
7/22/2028(c) 860,000 884,876
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 358,568
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(c) 295,000 257,420
Bank of Montreal ,
1.50%, 1/10/2025 615,000 585,563
2.65%, 3/8/2027 285,000 270,338
Bank of Nova Scotia (The) ,
1.95%, 2/1/2023(d) 1,190,000 1,183,410
Banque Federative du Credit
Mutuel SA ,
4.75%, 7/13/2027(a) 425,000 433,545
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 2.24%), 4.70%,
1/10/2025(a)(c) 545,000 546,659
Canadian Imperial Bank of
Commerce ,
1.00%, 10/18/2024 815,000 766,698
3.95%, 8/4/2025 505,000 506,012
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 95,000 89,945
(SOFR + 1.89%), 4.66%,
5/24/2028(c) 265,000 268,533
Citizens Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 450,000 457,545
Comerica, Inc. ,
3.70%, 7/31/2023 375,000 375,039
Commonwealth Bank of
Australia ,
2.55%, 3/14/2027(a) 330,000 314,185
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.73%),
1.98%, 12/15/2027(a)(c) 430,000 388,248
Credit Agricole SA ,
3.75%, 4/24/2023(a) 595,000 594,392
Danske Bank A/S ,
3.88%, 9/12/2023(a) 645,000 642,651
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
3.77%, 3/28/2025(a)(c) 275,000 269,748
DNB Bank ASA ,
2.15%, 12/2/2022(a) 645,000 643,195
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
DNB Bank ASA,
(United States SOFR
Compounded Index
+ 0.81%), 2.97%,
3/28/2025(a)(c) 275,000 269,459
Fifth Third Bancorp ,
(SOFR + 1.36%), 4.06%,
4/25/2028(c) 915,000 909,130
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(c) 435,000 442,187
Fifth Third Bank NA ,
1.80%, 1/30/2023 1,005,000 998,953
HSBC Holdings plc ,
(SOFR + 1.10%), 2.25%,
11/22/2027(c) 285,000 257,287
(SOFR + 2.11%), 4.75%,
6/9/2028(c) 430,000 427,226
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 225,000 192,192
Huntington National Bank
(The) ,
(SOFR + 1.21%), 4.01%,
5/16/2025(c) 260,000 260,299
ING Groep NV ,
4.10%, 10/2/2023 790,000 794,316
JPMorgan Chase & Co. ,
(SOFR + 1.32%), 4.08%,
4/26/2026(c) 740,000 739,409
(SOFR + 1.99%), 4.85%,
7/25/2028(c) 600,000 615,766
KeyCorp ,
(SOFR + 1.25%), 3.88%,
5/23/2025(c) 405,000 403,800
Lloyds Banking Group plc ,
4.05%, 8/16/2023 340,000 340,950
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
5.02%, 7/20/2028(c) 855,000 878,662
National Australia Bank Ltd. ,
3.91%, 6/9/2027 580,000 585,228
National Bank of Canada ,
3.75%, 6/9/2025 895,000 889,694
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.27%),
5.52%, 9/30/2028(c) 200,000 205,021
NatWest Markets plc ,
1.60%, 9/29/2026(a) 455,000 407,979
Royal Bank of Canada ,
3.63%, 5/4/2027 610,000 603,201
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 610,000 591,131

52 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Societe Generale SA ,
4.68%, 6/15/2027(a) 590,000 595,852
Toronto-Dominion Bank (The) ,
(SOFR + 0.24%), 2.52%,
1/6/2023(c) 1,075,000 1,072,001
4.11%, 6/8/2027 710,000 718,455
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 425,000 428,733
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 455,000 406,354
US Bancorp ,
(SOFR + 1.66%), 4.55%,
7/22/2028(c) 855,000 877,343
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(c) 795,000 789,957
(SOFR + 1.98%), 4.81%,
7/25/2028(c) 600,000 614,004
29,739,357
Beverages 0.9%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 564,072
Coca-Cola Europacific
Partners plc ,
0.50%, 5/5/2023(a) 490,000 477,250
PepsiCo, Inc. ,
3.90%, 7/18/2032 430,000 444,588
1,485,910
Biotechnology 0.2%
CSL Finance plc ,
3.85%, 4/27/2027(a) 290,000 291,791
Building Products 0.2%
Fortune Brands Home &
Security, Inc. ,
4.00%, 3/25/2032 355,000 325,639
Capital Markets 7.2%
Ares Capital Corp. ,
2.88%, 6/15/2028 310,000 255,518
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.76%), 4.60%,
7/26/2030(c) 130,000 134,144
Barings BDC, Inc. ,
3.30%, 11/23/2026(a) 105,000 91,459
Blackstone Holdings Finance
Co. LLC ,
1.63%, 8/5/2028(a) 350,000 303,999
Blackstone Private Credit
Fund ,
1.75%, 9/15/2024(a) 230,000 209,574
2.63%, 12/15/2026(a) 485,000 414,037
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 290,000 232,462
Credit Suisse AG ,
3.70%, 2/21/2025 595,000 586,573
Deutsche Bank AG ,
(SOFR + 1.13%), 1.45%,
4/1/2025(c) 305,000 286,147
(SOFR + 3.19%), 6.12%,
7/14/2026(c) 660,000 670,570
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 395,000 346,844
FS KKR Capital Corp. ,
4.25%, 2/14/2025(a) 90,000 86,030
3.25%, 7/15/2027 200,000 175,104
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.54%), 0.63%,
11/17/2023(c) 655,000 648,811
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 490,000 447,174
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 505,000 438,750
Hercules Capital, Inc. ,
3.38%, 1/20/2027 290,000 252,770
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 2,000
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,210,000 1,207,510
Main Street Capital Corp. ,
3.00%, 7/14/2026 370,000 329,845
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(c) 1,080,000 1,062,526
(SOFR + 0.62%), 0.73%,
4/5/2024(c) 835,000 816,631
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027 280,000 255,428
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 690,000 626,067
5.39%, 7/6/2027 840,000 859,174
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 110,000 105,420
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 310,000 295,449
OWL Rock Core Income
Corp. ,
5.50%, 3/21/2025(a) 280,000 270,674
Owl Rock Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 440,000 412,980
UBS AG ,
1.38%, 1/13/2025(a) 200,000 189,070

Nationwide Loomis Short Term Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.55%),
4.49%, 5/12/2026(a)(c) 315,000 316,844
12,329,584
Chemicals 0.7%
Albemarle Corp. ,
4.65%, 6/1/2027(d) 230,000 231,028
Cabot Corp. ,
5.00%, 6/30/2032 165,000 164,487
Celanese US Holdings LLC ,
6.17%, 7/15/2027 860,000 873,459
1,268,974
Consumer Finance 4.6%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 280,000 272,144
Ally Financial, Inc. ,
4.75%, 6/9/2027 625,000 617,868
American Express Co. ,
2.55%, 3/4/2027 440,000 420,437
(SOFR + 1.76%), 4.42%,
8/3/2033(c) 425,000 431,354
American Honda Finance
Corp. ,
2.25%, 1/12/2029 565,000 515,707
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 334,916
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 205,000 195,758
Capital One Financial Corp. ,
3.90%, 1/29/2024 855,000 855,508
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 25,000 23,995
(SOFR + 2.06%), 4.93%,
5/10/2028(c) 250,000 252,512
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 465,000 435,809
General Motors Financial Co.,
Inc. ,
2.35%, 2/26/2027 650,000 586,061
5.00%, 4/9/2027 400,000 400,719
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 70,000 67,899
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 200,000 188,838
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 476,414
PACCAR Financial Corp. ,
1.90%, 2/7/2023 960,000 954,730
Synchrony Financial ,
4.38%, 3/19/2024 120,000 119,759
4.88%, 6/13/2025 565,000 563,400
Toyota Motor Credit Corp. ,
4.45%, 6/29/2029 220,000 229,086
7,942,914
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging 0.7%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 185,000 184,294
Canpack SA ,
3.88%, 11/15/2029(a) 460,000 378,905
Sonoco Products Co. ,
1.80%, 2/1/2025 655,000 620,921
1,184,120
Distributors 0.2%
Ferguson Finance plc ,
4.25%, 4/20/2027(a) 270,000 268,034
Diversified Financial Services 0.9%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 334,494
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 320,000 314,658
Equitable Holdings, Inc. ,
3.90%, 4/20/2023 379,000 380,175
Jackson Financial, Inc. ,
5.17%, 6/8/2027 250,000 252,191
NTT Finance Corp. ,
4.37%, 7/27/2027(a) 210,000 216,339
1,497,857
Diversified Telecommunication Services 0.2%
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 402,538
Electric Utilities 4.9%
Alliant Energy Finance LLC ,
3.75%, 6/15/2023(a) 820,000 817,800
American Electric Power Co.,
Inc. ,
Series A, (ICE LIBOR USD
3 Month + 0.48%), 1.77%,
11/1/2023(c) 1,085,000 1,078,482
2.03%, 3/15/2024 255,000 248,083
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 260,000 261,669
Enel Finance International NV ,
4.63%, 6/15/2027(a) 890,000 884,078
Eversource Energy ,
Series N, 3.80%,
12/1/2023(d) 1,155,000 1,157,802
4.60%, 7/1/2027 380,000 392,060
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 290,000 273,183
NextEra Energy Capital
Holdings, Inc. ,
0.65%, 3/1/2023 500,000 492,251
(United States SOFR
Compounded Index
+ 0.40%), 2.68%,
11/3/2023(c) 170,000 167,882

54 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co. ,
(United States SOFR
Compounded Index
+ 1.15%), 3.43%,
11/14/2022(c) 60,000 59,864
3.25%, 2/16/2024(d) 465,000 453,982
Southern California Edison
Co. ,
(SOFR + 0.47%), 2.75%,
12/2/2022(c) 340,000 339,384
Series D, 4.70%, 6/1/2027 425,000 436,431
Southern Co. (The) ,
Series 21-A, 0.60%,
2/26/2024 750,000 713,520
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 590,000 589,794
8,366,265
Electronic Equipment, Instruments & Components 0.2%
Avnet, Inc. ,
5.50%, 6/1/2032 270,000 269,991
Jabil, Inc. ,
4.25%, 5/15/2027 165,000 163,349
433,340
Entertainment 0.7%
Magallanes, Inc. ,
3.43%, 3/15/2024(a) 285,000 280,577
Take-Two Interactive
Software, Inc. ,
3.30%, 3/28/2024 915,000 909,571
1,190,148
Equity Real Estate Investment Trusts (REITs) 1.2%
Crown Castle International
Corp. ,
2.90%, 3/15/2027 255,000 241,966
Extra Space Storage LP ,
3.90%, 4/1/2029 120,000 115,087
Federal Realty OP LP ,
3.95%, 1/15/2024 665,000 665,545
GLP Capital LP ,
5.25%, 6/1/2025 600,000 594,752
Office Properties Income
Trust ,
4.50%, 2/1/2025 350,000 329,171
3.45%, 10/15/2031 130,000 92,571
2,039,092
Food Products 0.4%
JBS USA LUX SA ,
5.13%, 2/1/2028(a) 620,000 617,942
Gas Utilities 0.3%
CenterPoint Energy
Resources Corp. ,
0.70%, 3/2/2023 260,000 256,914
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Southern Natural Gas Co.
LLC ,
0.63%, 4/28/2023(a) 185,000 179,948
436,862
Health Care Equipment & Supplies 0.2%
Baxter International, Inc. ,
2.27%, 12/1/2028 335,000 302,856
Hotels, Restaurants & Leisure 0.3%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 126,000 130,694
Hyatt Hotels Corp. ,
1.30%, 10/1/2023 405,000 392,375
5.63%, 4/23/2025(f) 65,000 66,284
589,353
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 300,255
Insurance 7.1%
Aon Corp. ,
2.20%, 11/15/2022 1,195,000 1,191,282
Assurant, Inc. ,
4.20%, 9/27/2023 227,000 227,307
Athene Global Funding ,
1.72%, 1/7/2025(a) 510,000 477,907
2.50%, 3/24/2028(a) 480,000 419,265
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 255,000 246,098
1.75%, 1/13/2025(a) 375,000 351,923
Brown & Brown, Inc. ,
4.20%, 3/17/2032 50,000 47,109
CNO Global Funding ,
2.65%, 1/6/2029(a) 475,000 423,546
Corebridge Financial, Inc. ,
3.65%, 4/5/2027(a) 460,000 443,009
F&G Global Funding ,
5.15%, 7/7/2025(a) 390,000 393,839
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 565,000 543,813
Globe Life, Inc. ,
4.80%, 6/15/2032 15,000 15,119
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 995,000 922,801
Jackson National Life Global
Funding ,
(SOFR + 0.60%), 2.88%,
1/6/2023(a)(c) 1,205,000 1,204,619
1.75%, 1/12/2025(a) 460,000 435,705
Metropolitan Life Global
Funding I ,
0.90%, 6/8/2023(a) 445,000 435,843
1.88%, 1/11/2027(a) 940,000 867,057
Pricoa Global Funding I ,
1.15%, 12/6/2024(a) 955,000 901,714

Nationwide Loomis Short Term Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Protective Life Global
Funding ,
1.65%, 1/13/2025(a) 460,000 435,690
3.22%, 3/28/2025(a) 190,000 187,125
4.71%, 7/6/2027(a) 610,000 624,878
Reliance Standard Life Global
Funding II ,
2.15%, 1/21/2023(a) 380,000 376,897
RGA Global Funding ,
2.70%, 1/18/2029(a) 360,000 326,075
Security Benefit Global
Funding ,
1.25%, 5/17/2024(a) 450,000 425,252
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 135,000 127,529
Willis North America, Inc. ,
4.65%, 6/15/2027 180,000 181,471
12,232,873
Internet & Direct Marketing Retail 0.7%
Amazon.com, Inc. ,
3.30%, 4/13/2027 920,000 926,185
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 334,214
1,260,399
IT Services 1.5%
Fidelity National Information
Services, Inc. ,
4.50%, 7/15/2025 860,000 873,145
Global Payments, Inc. ,
1.50%, 11/15/2024 275,000 258,564
International Business
Machines Corp. ,
4.15%, 7/27/2027 855,000 874,619
Western Union Co. (The) ,
4.25%, 6/9/2023 570,000 571,665
2,577,993
Leisure Products 0.2%
Brunswick Corp. ,
4.40%, 9/15/2032 430,000 384,323
Machinery 0.6%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 230,000 225,405
3.95%, 5/23/2025 525,000 522,529
Daimler Trucks Finance North
America LLC ,
3.65%, 4/7/2027(a) 265,000 258,762
1,006,696
Metals & Mining 0.3%
FMG Resources August 2006
Pty. Ltd. ,
6.13%, 4/15/2032(a) 330,000 313,665
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 190,000 189,304
502,969
Corporate Bonds
Principal
Amount ($) Value ($)
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Starwood Property Trust, Inc. ,
5.50%, 11/1/2023(a) 290,000 287,825
3.75%, 12/31/2024(a) 355,000 342,385
630,210
Multi-Utilities 1.3%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 295,000 289,661
Public Service Enterprise
Group, Inc. ,
0.84%, 11/8/2023 675,000 652,191
Sempra Energy ,
3.70%, 4/1/2029 165,000 160,248
WEC Energy Group, Inc. ,
0.55%, 9/15/2023 1,105,000 1,070,943
2,173,043
Oil, Gas & Consumable Fuels 2.0%
Enbridge, Inc. ,
2.15%, 2/16/2024 835,000 815,223
EQM Midstream Partners LP ,
7.50%, 6/1/2030(a) 150,000 154,369
EQT Corp. ,
6.63%, 2/1/2025(f) 240,000 249,893
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 70,529
MPLX LP ,
3.38%, 3/15/2023 780,000 778,603
Targa Resources Corp. ,
5.20%, 7/1/2027 515,000 524,358
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024 975,000 915,595
3,508,570
Pharmaceuticals 1.4%
AstraZeneca plc ,
3.50%, 8/17/2023 695,000 697,478
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 385,000 379,520
Bristol-Myers Squibb Co. ,
2.00%, 8/1/2022 100,000 100,000
Roche Holdings, Inc. ,
2.13%, 3/10/2025(a) 960,000 938,963
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 230,000 220,512
2,336,473
Real Estate Management & Development 0.1%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a) 155,000 137,006
Road & Rail 1.1%
DAE Funding LLC ,
1.55%, 8/1/2024(a) 215,000 201,274
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 845,000 845,116
4.00%, 7/15/2025(a) 45,000 44,602
Ryder System, Inc. ,
4.63%, 6/1/2025 245,000 248,517
4.30%, 6/15/2027 145,000 145,850

56 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Triton Container International
Ltd. ,
0.80%, 8/1/2023(a) 495,000 475,343
1,960,702
Semiconductors & Semiconductor Equipment 1.4%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 245,000 234,852
Marvell Technology, Inc. ,
4.20%, 6/22/2023 600,000 601,246
Microchip Technology, Inc. ,
2.67%, 9/1/2023 335,000 330,278
Qorvo , Inc. ,
1.75%, 12/15/2024(a) 100,000 93,762
Skyworks Solutions, Inc. ,
0.90%, 6/1/2023 525,000 510,341
TSMC Global Ltd. ,
4.38%, 7/22/2027(a) 650,000 663,919
2,434,398
Software 0.7%
Infor , Inc. ,
1.45%, 7/15/2023(a) 225,000 218,793
VMware, Inc. ,
0.60%, 8/15/2023 1,005,000 972,966
1,191,759
Technology Hardware, Storage & Peripherals 0.6%
Dell International LLC ,
5.85%, 7/15/2025 390,000 408,934
HP, Inc. ,
4.75%, 1/15/2028 445,000 451,296
4.00%, 4/15/2029 160,000 154,387
Western Digital Corp. ,
2.85%, 2/1/2029 85,000 71,719
1,086,336
Textiles, Apparel & Luxury Goods 0.0%
†
Tapestry, Inc. ,
3.05%, 3/15/2032 95,000 79,521
Thrifts & Mortgage Finance 1.0%
Nationwide Building Society ,
0.55%, 1/22/2024(a) 930,000 887,198
4.85%, 7/27/2027(a) 840,000 857,940
1,745,138
Tobacco 0.7%
BAT International Finance plc ,
4.45%, 3/16/2028 940,000 900,104
Imperial Brands Finance plc ,
6.13%, 7/27/2027(a) 260,000 266,988
1,167,092
Trading Companies & Distributors 0.8%
Air Lease Corp. ,
0.70%, 2/15/2024 505,000 478,675
0.80%, 8/18/2024 200,000 185,129
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 330,000 276,505
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 515,000 509,808
1,450,117
Wireless Telecommunication Services 0.4%
America Movil SAB de CV ,
4.70%, 7/21/2032 425,000 440,763
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 315,000 315,863
756,626
Total Corporate Bonds
(cost $117,631,624)
114,438,566
Mortgage-Backed Securities 0.5%
FHLMC Gold Pool
Pool# G14899
3.00%, 11/1/2023 24,955 24,896
Pool# G13746
4.50%, 1/1/2025 25,996 26,772
Pool# G13888
5.00%, 6/1/2025 3,884 4,003
Pool# J19197
3.00%, 5/1/2027 115,967 115,989
Pool# C00748
6.00%, 4/1/2029 4,710 5,012
Pool# C01418
5.50%, 10/1/2032 33,906 36,085
Pool# G01740
5.50%, 12/1/2034 18,265 19,578
Pool# G04342
6.00%, 4/1/2038 21,727 23,658
FHLMC Non Gold Pool
Pool# 972136
2.35%, 1/1/2034(b) 19,595 20,265
Pool# 848191
2.47%, 12/1/2034(b) 120,767 120,189
FNMA Pool# 815323 ,
3.35%, 1/1/2035 (b) 31,278
31,976
FNMA UMBS Pool
Pool# 981257
5.00%, 5/1/2023 3,882 3,999
Pool# 931892
4.50%, 9/1/2024 101,127 104,065
Pool# AL0802
4.50%, 4/1/2025 19,249 19,808
Pool# AB2518
4.00%, 3/1/2026 23,854 24,292
Pool# AB4998
3.00%, 4/1/2027 202,265 202,684
Pool# 190307
8.00%, 6/1/2030 415 451
Pool# 253516
8.00%, 11/1/2030 309 331
Pool# 725773
5.50%, 9/1/2034 40,237 43,089
Pool# 811773
5.50%, 1/1/2035 41,126 44,118

Nationwide Loomis Short Term Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA Pool# 5080 ,
4.00%, 6/20/2026 30,428
31,026
Total Mortgage-Backed Securities
(cost $902,362)
902,286
U.S. Treasury Obligations 9.3%
U.S. Treasury Notes
0.88%, 1/31/2024 2,655,000 2,573,691
2.50%, 4/30/2024 3,955,000 3,924,565
2.50%, 5/31/2024 (d) 5,115,000 5,075,838
3.00%, 6/30/2024 2,855,000 2,859,126
3.25%, 6/30/2027 1,510,000 1,547,750
Total U.S. Treasury Obligations
(cost $16,033,379)
15,980,970
Short-Term Investment 1.0%
U.S. Treasury Obligation 1.0%
U.S. Treasury Bills, 1.94%,
9/1/2022 1,685,000 1,681,910
Total Short-Term Investment
(cost $1,682,193)
1,681,910
Repurchase Agreement 0.9%
CF Secured, LLC
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $1,508,094,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$1,538,256. (g) 1,507,813 1,507,813
Total Repurchase Agreement
(cost $1,507,813)
1,507,813
Total Investments
(cost $175,365,865) — 99.6%
171,069,193
Other assets in excess of
liabilities — 0.4% 634,041
NET ASSETS — 100.0%
$ 171,703,234
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2022 was
$62,668,354 which represents 36.50% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2022.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2022.
(d) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July
31, 2022 was $5,225,869, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,507,813 and by $3,856,008 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 3.88%, and maturity dates ranging from
1/15/2025 – 5/15/2052, a total value of $5,363,821.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2022.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $1,507,813.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

58 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 22 9/2022 USD 4,630,141 (15,944)
Total long contracts (15,944)
Short Contracts
U.S. Treasury 5 Year Note (40) 9/2022 USD (4,549,063) (35,106)
U.S. Treasury 10 Year Ultra Note (42) 9/2022 USD (5,512,500) (89,552)
Total short contracts (124,658)
Net contracts (140,602)
As of July 31, 2022, the Fund had $327,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Loomis Short Term Bond Fund - July 31, 2022 (Unaudited) - Statement of Investments - 59
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 26,694,084 $ – $ 26,694,084
Collateralized Mortgage Obligations – 1,673,606 – 1,673,606
Commercial Mortgage-Backed Securities – 8,189,958 – 8,189,958
Corporate Bonds – 114,438,566 – 114,438,566
Mortgage-Backed Securities – 902,286 – 902,286
Repurchase Agreement – 1,507,813 – 1,507,813
Short-Term Investment – 1,681,910 – 1,681,910

60 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Level 1 Level 2 Level 3 Total
Assets:
U.S. Treasury Obligations $ – $ 15,980,970 $ – $ 15,980,970
Total Assets $ – $ 171,069,193 $ – $ 171,069,193
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (140,602) $ – $ – $ (140,602)
Total Liabilities $ (140,602) $ – $ – $ (140,602)
Total $ (140,602) $ 171,069,193 $ – $ 170,928,591
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (140,602)
Total $ (140,602)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 5.1%
Principal
Amount ($) Value ($)
Automobiles 0.6%
Avis Budget Rental Car
Funding AESOP LLC
Series 2021-1A, Class A,
1.38%, 8/20/2027(a) 2,190,000 1,968,637
Series 2021-2A, Class A,
1.66%, 2/20/2028(a) 5,000,000 4,551,796
Ford Credit Floorplan Master
Owner Trust
Series 2020-2, Class A,
1.06%, 9/15/2027 2,940,000 2,716,560
Series 2018-4, Class A,
4.06%, 11/15/2030 1,150,000 1,164,398
GM Financial Revolving
Receivables Trust, Series
2021-1, Class A, 1.17%,
6/12/2034(a) 6,500,000 5,914,241
Hertz Vehicle Financing III LP
Series 2021-2A, Class A,
1.68%, 12/27/2027(a) 4,250,000 3,844,799
Series 2021-2A, Class B,
2.12%, 12/27/2027(a) 2,060,000 1,844,193
NextGear Floorplan Master
Owner Trust, Series 2020-
1A, Class A2, 1.55%,
2/15/2025(a) 4,530,000 4,468,743
Tesla Auto Lease Trust, Series
2021-A, Class A3, 0.56%,
3/20/2025(a) 5,159,000 4,989,017
31,462,384
Equipment Loans & Leases 0.1%
CLI Funding VIII LLC, Series
2022-1A, Class A, 2.72%,
1/18/2047(a) 4,081,792 3,719,622
MMAF Equipment Finance
LLC, Series 2019-A, Class
A5, 3.08%, 11/12/2041(a) 2,105,000 2,072,292
Pawnee Equipment
Receivables LLC, Series
2020-1, Class A, 1.37%,
11/17/2025(a) 510,999 503,992
6,295,906
Home Equity 0.5%
Aegis Asset-Backed Securities
Trust Mortgage Pass-
Through Certificates, Series
2005-4, Class M2, 2.96%,
10/25/2035(b) 2,330,000 2,228,935
Ameriquest Mortgage
Securities, Inc. Asset-
Backed Pass-Through
Certificates, Series 2004-
R10, Class M6, 4.31%,
11/25/2034(b) 1,815,679 1,681,249
Asset-Backed Securities Corp.
Home Equity Loan Trust,
Series 2006-HE5, Class A5,
2.74%, 7/25/2036(b) 4,140,000 3,977,958
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Bear Stearns Asset-Backed
Securities I Trust, Series
2004-HE7, Class M1,
3.16%, 8/25/2034(b) 3,486,491 3,320,241
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2,
4.01%, 10/25/2037(a)(b) 5,000,000 4,172,211
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 2.80%,
12/25/2034(b) 825,825 781,689
First Franklin Mortgage
Loan Trust, Series 2006-
FF15, Class A2, 2.38%,
11/25/2036(b) 960,034 880,316
GSAA Home Equity Trust,
Series 2005-6, Class M4,
3.31%, 6/25/2035(b) 1,090,000 945,100
JP Morgan Mortgage
Acquisition Corp., Series
2005-OPT2, Class M4,
3.19%, 12/25/2035(b) 2,190,000 2,153,564
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2004-
HE8, Class M2, 3.28%,
9/25/2034(b) 993,326 947,629
Morgan Stanley Home
Equity Loan Trust, Series
2006-2, Class A4, 2.82%,
2/25/2036(b) 678,837 672,316
RAAC Trust, Series 2005-
SP3, Class M2, 3.46%,
12/25/2035(b) 223,761 223,059
Saxon Asset Securities Trust,
Series 2006-3, Class A4,
2.50%, 10/25/2046(b) 1,329,000 1,041,723
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A8, 3.46%,
8/25/2034(b) 957,584 924,800
23,950,790
Other 3.1%
ABPCI Direct Lending Fund
CLO X LP, Series 2020-
10A, Class A1A, 4.66%,
1/20/2032(a)(b) 2,840,000 2,836,725
ABPCI Direct Lending Fund IX
LLC, Series 2020-9A, Class
A1R, 4.17%, 11/18/2031(a)
(b) 6,200,000 6,032,922
Allegro CLO XI Ltd., Series
2019-2A, Class A1A, 4.13%,
1/19/2033(a)(b) 1,500,000 1,477,653
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 2.54%,
11/2/2030(a)(b) 392,000 387,593
Apidos CLO XII, Series 2013-
12A, Class AR, 3.59%,
4/15/2031(a)(b) 1,100,000 1,081,446

2 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Arbor Realty Commercial Real
Estate Notes Ltd.
Series 2021-FL4, Class A,
3.35%, 11/15/2036(a)(b) 2,060,000 2,004,249
Series 2022-FL1, Class A,
2.87%, 1/15/2037(a)(b) 666,000 648,136
Bain Capital Credit CLO,
Series 2020-1A, Class A1,
3.93%, 4/18/2033(a)(b) 2,250,000 2,204,510
Balboa Bay Loan Funding
Ltd., Series 2020-1A, Class
AR, 3.83%, 1/20/2032(a)(b) 5,000,000 4,900,810
Ballyrock CLO Ltd., Series
2019-2A, Class A1BR,
2.68%, 11/20/2030(a)(b) 970,000 934,124
BCRED MML CLO LLC,
Series 2021-1A, Class A,
3.99%, 1/15/2035(a)(b) 1,650,000 1,581,436
Blackbird Capital Aircraft,
Series 2021-1A, Class A,
2.44%, 7/15/2046(a) 1,343,856 1,162,478
Blackrock Rainier CLO VI Ltd.,
Series 2021-6A, Class A,
4.41%, 4/20/2033(a)(b) 5,000,000 4,858,595
BlueMountain CLO Ltd.,
Series 2015-3A, Class A1R,
3.71%, 4/20/2031(a)(b) 1,215,000 1,191,339
BlueMountain CLO XXII Ltd.,
Series 2018-22A, Class A1,
3.59%, 7/15/2031(a)(b) 2,000,000 1,962,826
Carlyle Global Market
Strategies CLO Ltd.
Series 2014-1A, Class
A1R2, 3.71%, 4/17/2031(a)
(b) 1,450,590 1,426,233
Series 2014-3RA, Class
A1A, 3.82%, 7/27/2031(a)
(b) 247,958 243,264
Series 2015-4A, Class A1R,
4.05%, 7/20/2032(a)(b) 1,100,000 1,077,037
Catskill Park CLO Ltd., Series
2017-1A, Class A2, 4.41%,
4/20/2029(a)(b) 3,050,000 2,959,784
CBAM Ltd., Series 2017-
1A, Class A1, 3.96%,
7/20/2030(a)(b) 1,050,000 1,040,530
Cerberus Loan Funding XXVIII
LP, Series 2020-1A, Class
A, 4.36%, 10/15/2031(a)(b) 360,000 359,526
CIFC Funding Ltd., Series
2014-4RA, Class A1AR,
3.91%, 1/17/2035(a)(b) 2,490,000 2,417,377
CQS U.S. CLO Ltd., Series
2021-1A, Class A, 3.93%,
1/20/2035(a)(b) 7,000,000 6,732,866
Diamond Resorts Owner
Trust, Series 2019-
1A, Class A, 2.89%,
2/20/2032(a) 1,045,608 1,025,969
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Eaton Vance CLO Ltd., Series
2020-2A, Class AR, 3.66%,
1/15/2035(a)(b) 4,260,000 4,140,541
Fortress Credit Bsl X Ltd.,
Series 2021-1A, Class A,
4.18%, 4/20/2033(a)(b) 6,960,000 6,823,264
Foundation Finance Trust,
Series 2021-1A, Class A,
1.27%, 5/15/2041(a) 1,274,955 1,176,108
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 2.70%,
11/22/2031(a)(b) 450,000 441,450
Golub Capital Partners CLO
25M Ltd., Series 2015-
25A, Class AR, 2.74%,
5/5/2030(a)(b) 1,000,000 981,844
Golub Capital Partners CLO
57M Ltd., Series 2021-
57A, Class A1, 4.27%,
10/25/2034(a)(b) 5,530,000 5,300,876
GoodLeap Sustainable Home
Solutions Trust, Series
2021-4GS, Class A, 1.93%,
7/20/2048(a) 1,805,171 1,560,348
Great Lakes Kcap F3c Senior
LLC, Series 2017-1A, Class
A, 4.00%, 12/20/2029(a)(b) 1,911,265 1,895,365
Greystone CRE Notes Ltd.,
Series 2021-FL3, Class A,
3.02%, 7/15/2039(a)(b) 2,070,000 1,989,757
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
3.94%, 1/27/2031(a)(b) 900,000 886,950
GREYWOLF CLO VI Ltd.,
Series 2018-1A, Class A2,
4.40%, 4/26/2031(a)(b) 1,200,000 1,156,481
Grippen Park CLO Ltd., Series
2017-1A, Class C, 5.01%,
1/20/2030(a)(b) 2,110,000 2,036,304
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 4.44%,
1/17/2030(a)(b) 750,000 716,195
Hildene Community Funding
CDO Ltd., Series 2015-
1A, Class ARR, 2.60%,
11/1/2035(a) 2,260,000 1,997,734
ICG US CLO Ltd., Series
2015-2RA, Class A1, 4.11%,
1/16/2033(a)(b) 500,000 490,940
KKR CLO 20 Ltd., Series
20, Class A, 3.87%,
10/16/2030(a)(b) 1,100,000 1,082,848
Lunar Structured Aircraft
Portfolio Notes, Series
2021-1, Class A, 2.64%,
10/15/2046(a) 2,106,868 1,944,179
Madison Park Funding
XXXV Ltd., Series 2019-
35A, Class A1R, 3.70%,
4/20/2032(a)(b) 2,390,000 2,336,887

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Marathon CLO Ltd., Series
2020-15A, Class A2R,
3.21%, 11/15/2031(a)(b) 3,400,000 3,186,279
MF1 Ltd.
Series 2021-FL7, Class A,
3.24%, 10/16/2036(a)(b) 2,080,000 2,008,385
Series 2022-FL8, Class A,
2.82%, 2/19/2037(a)(b) 4,570,000 4,366,619
Midocean Credit CLO VIII,
Series 2018-8A, Class A1R,
2.53%, 2/20/2031(a)(b) 2,860,000 2,810,611
MKS CLO Ltd., Series
2017-2A, Class A, 3.90%,
1/20/2031(a)(b) 5,000,000 4,919,470
Myers Park CLO Ltd., Series
2018-1A, Class B1, 4.31%,
10/20/2030(a)(b) 510,000 487,253
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
3.76%, 4/19/2030(a)(b) 500,000 492,939
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
3.87%, 10/19/2031(a)(b) 283,333 278,839
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
3.80%, 4/16/2033(a)(b) 350,000 342,599
Newark BSL CLO 2 Ltd.,
Series 2017-1A, Class A1R,
3.75%, 7/25/2030(a)(b) 1,050,000 1,034,364
Octagon Investment Partners
XXI Ltd., Series 2014-
1A, Class AAR3, 2.41%,
2/14/2031(a)(b) 1,170,000 1,144,568
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
2.54%, 5/23/2031(a)(b) 500,000 492,095
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 3.28%,
5/20/2031(a)(b) 1,810,000 1,778,920
Palmer Square CLO Ltd.,
Series 2019-1A, Class A1R,
2.56%, 11/14/2034(a)(b) 1,500,000 1,458,159
Parliament Funding II Ltd.,
Series 2020-1A, Class AR,
3.96%, 10/20/2031(a)(b) 3,120,000 3,036,456
Rad CLO 15 Ltd., Series
2021-15A, Class A, 3.80%,
1/20/2034(a)(b) 4,590,000 4,465,170
Sierra Timeshare Receivables
Funding LLC, Series
2020-2A, Class A, 1.33%,
7/20/2037(a) 648,878 616,170
Stonepeak ABS, Series
2021-1A, Class AA, 2.30%,
2/28/2033(a) 2,168,664 2,015,296
Stratus CLO Ltd., Series
2021-3A, Class A, 3.66%,
12/29/2029(a)(b) 6,114,622 6,011,174
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
STWD Ltd.
Series 2019-FL1, Class A,
3.30%, 7/15/2038(a)(b) 878,618 872,856
Series 2022-FL3, Class E,
4.67%, 11/15/2038(a)(b) 1,880,000 1,723,732
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,135,315 2,070,668
Symphony CLO XIX Ltd.,
Series 2018-19A, Class A,
3.70%, 4/16/2031(a)(b) 1,750,000 1,716,530
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 3.82%, 1/17/2032(a)
(b) 350,000 342,110
TCI-Flatiron CLO Ltd., Series
2016-1A, Class AR3,
3.58%, 1/17/2032(a)(b) 3,560,000 3,443,841
Voya CLO Ltd.
Series 2018-2A, Class A1,
3.51%, 7/15/2031(a)(b) 435,000 426,650
Series 2018-3A, Class A1A,
3.66%, 10/15/2031(a)(b) 940,000 925,688
Series 2016-3A, Class A1R,
3.93%, 10/18/2031(a)(b) 6,560,000 6,452,009
Series 2018-4A, Class
A1AR, 3.55%, 1/15/2032(a)
(b) 325,000 318,909
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
3.61%, 7/15/2034(a)(b) 5,250,000 5,107,694
Whitebox CLO II Ltd., Series
2020-2A, Class A1R,
4.00%, 10/24/2034(a)(b) 2,260,000 2,210,300
154,061,852
Student Loan 0.8%
AccessLex Institute, Series
2007-A, Class A3, 1.82%,
5/25/2036(b) 2,239,236 2,164,229
Commonbond Student
Loan Trust, Series 2021-
AGS, Class A, 1.20%,
3/25/2052(a) 1,458,443 1,323,479
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 3.41%,
11/25/2069(a)(b) 1,473,353 1,439,393
Montana Higher Education
Student Assistance Corp.,
Series 2012-1, Class A2,
3.13%, 5/20/2030(b) 575,137 574,135
Navient Private Education Refi
Loan Trust
Series 2018-CA, Class B,
4.22%, 6/16/2042(a) 3,360,000 3,332,529
Series 2019-D, Class A2B,
3.05%, 12/15/2059(a)(b) 2,931,139 2,857,430
Series 2018-DA, Class A2A,
4.00%, 12/15/2059(a) 3,914,224 3,909,270

4 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Series 2020-CA, Class A2A,
2.15%, 11/15/2068(a) 3,017,178 2,806,072
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 1,257,452 1,176,230
Navient Student Loan Trust,
Series 2021-1A, Class A1B,
2.86%, 12/26/2069(a)(b) 2,264,265 2,188,738
SLM Student Loan Trust,
Series 2005-7, Class A4,
2.93%, 10/25/2029(b) 217,831 215,653
SMB Private Education Loan
Trust
Series 2017-A, Class B,
3.50%, 6/17/2041(a) 1,000,000 961,460
Series 2021-B, Class A,
1.31%, 7/17/2051(a) 1,218,425 1,129,381
Series 2021-A, Class APT2,
1.07%, 1/15/2053(a) 1,450,261 1,303,665
Series 2021-A, Class A2B,
1.59%, 1/15/2053(a) 2,065,320 1,880,268
Series 2021-A, Class A2A1,
2.73%, 1/15/2053(a)(b) 1,948,415 1,887,167
Series 2021-C, Class A2,
2.80%, 1/15/2053(a)(b) 7,960,000 7,666,328
SoFi Professional Loan
Program LLC, Series 2019-
C, Class A2FX, 2.37%,
11/16/2048(a) 1,332,686 1,284,548
SoFi Professional Loan
Program Trust, Series
2020-C, Class AFX, 1.95%,
2/15/2046(a) 1,163,388 1,109,428
39,209,403
Total Asset-Backed Securities
(cost $265,746,030)
254,980,335
Collateralized Mortgage Obligations 2.1%
Angel Oak Mortgage Trust,
Series 2021-7, Class A3,
2.34%, 10/25/2066(a)(b) 3,774,656 3,235,520
Connecticut Avenue Securities
Trust
Series 2019-R07, Class
1M2, 4.36%, 10/25/2039(a)
(b) 75,244 75,183
Series 2021-R03, Class
1M2, 3.16%, 12/25/2041(a)
(b) 4,650,000 4,336,738
Series 2022-R04, Class
1M2, 4.61%, 3/25/2042(a)
(b) 2,980,000 2,891,692
Series 2022-R07, Class
1M1, 4.47%, 6/25/2042(a)
(b) 3,483,711 3,522,586
CSMC Trust
Series 2015-12R, Class
2A1, 1.51%, 11/30/2037(a)
(b) 289,251 288,610
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2021-2R, Class 1A1,
3.55%, 7/25/2047(a)(b) 21 21
Series 2021-AFC1, Class
A1, 0.83%, 3/25/2056(a)(b) 348,137 297,919
Series 2021-AFC1, Class
A3, 1.17%, 3/25/2056(a)(b) 348,137 299,587
Series 2020-RPL4, Class
A1, 2.00%, 1/25/2060(a)(b) 3,552,090 3,296,629
Series 2021-RPL3, Class
A1, 2.00%, 1/25/2060(a)(b) 1,297,412 1,220,766
Series 2021-NQM6, Class
A3, 1.59%, 7/25/2066(a)(b) 1,643,421 1,362,648
Series 2022-7R, Class ,
0.00%, 10/25/2066(b) 2,520,000 2,520,000
Series 2021-NQM8, Class
A1, 1.84%, 10/25/2066(a)(b) 2,455,529 2,173,125
Deephaven Residential
Mortgage Trust, Series
2020-2, Class A2, 2.59%,
5/25/2065(a) 2,456,566 2,438,410
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 2.26%, 4/19/2047(b) 932,804 782,878
Ellington Financial Mortgage
Trust, Series 2021-2, Class
A1, 0.93%, 6/25/2066(a)(b) 1,499,400 1,329,717
FHLMC STACR REMIC Trust
Series 2021-DNA3, Class
M2, 3.61%, 10/25/2033(a)
(b) 3,153,000 3,002,214
Series 2021-DNA6, Class
M2, 3.01%, 10/25/2041(a)
(b) 2,090,000 1,949,878
Series 2021-DNA7, Class
M2, 3.31%, 11/25/2041(a)
(b) 4,540,000 4,216,687
Series 2022-DNA2, Class
M1A, 2.81%, 2/25/2042(a)
(b) 3,469,957 3,426,582
Series 2020-DNA4, Class
M2, 6.01%, 8/25/2050(a)(b) 43,106 43,147
FNMA
Series 2014-C02, Class
1M2, 4.86%, 5/25/2024(b) 818,847 827,014
Series 2014-C02, Class
2M2, 4.86%, 5/25/2024(b) 358,153 359,273
Series 2014-C03, Class
1M2, 5.26%, 7/25/2024(b) 482,595 489,049
Series 2016-C02, Class
1M2, 8.26%, 9/25/2028(b) 423,813 441,721
FNMA REMICS
Series 2015-65, Class CZ,
3.50%, 9/25/2045 891,416 878,952
Series 2020-56, Class AQ,
2.00%, 8/25/2050 2,900,000 2,458,906
GNMA REMICS, Series 2017-
H03, Class NA, 3.13%,
10/20/2066 17,280 17,063
GSMSC Resecuritization
Trust, Series 2015-
7R, Class A, 1.86%,
9/26/2037(a)(b) 634,367 628,809

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 5
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Legacy Mortgage Asset Trust
Series 2019-GS5, Class A1,
3.20%, 5/25/2059(a)(c) 1,113,102 1,113,629
Series 2020-RPL1, Class
A1, 3.00%, 9/25/2059(a)(b) 1,506,635 1,455,905
Series 2020-GS2, Class A1,
2.75%, 3/25/2060(a)(c) 1,218,339 1,216,417
Series 2021-GS2, Class A1,
1.75%, 4/25/2061(a)(c) 459,459 431,534
Series 2021-GS5, Class A1,
2.25%, 7/25/2067(a)(c) 4,977,828 4,649,254
Mill City Mortgage Loan Trust,
Series 2019-GS2, Class A1,
2.75%, 8/25/2059(a)(b) 3,275,717 3,194,998
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 2.52%,
4/25/2035(b) 835,670 797,845
New Residential Mortgage
Loan Trust
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 2,500,617 2,469,628
Series 2018-RPL1, Class
A1, 3.50%, 12/25/2057(a)(b) 2,961,856 2,896,531
Series 2019-RPL3, Class
A1, 2.75%, 7/25/2059(a)(b) 2,310,130 2,223,523
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 1,729,821 1,658,826
Series 2019-6A, Class B1,
4.00%, 9/25/2059(a)(b) 883,200 842,656
Series 2019-6A, Class B2,
4.25%, 9/25/2059(a)(b) 857,224 822,659
Series 2022-NQM2, Class
A1, 3.08%, 3/27/2062(a)(b) 3,752,620 3,482,681
OBX Trust
Series 2021-NQM2, Class
A3, 1.56%, 5/25/2061(a)(b) 876,470 767,846
Series 2021-NQM1, Class
A1, 1.07%, 2/25/2066(a)(b) 3,638,683 3,308,904
Onslow Bay Mortgage
Loan Trust, Series 2021-
NQM4, Class A1, 1.96%,
10/25/2061(a)(b) 4,902,315 4,288,111
PRKCM Trust, Series 2021-
AFC2, Class A1, 2.07%,
11/25/2056(a)(b) 4,161,535 3,562,197
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 705,030 695,713
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 1,656,118 1,636,935
Series 2019-1, Class M,
4.75%, 7/25/2058(a)(b) 1,850,000 1,703,400
Series 2019-4, Class M,
4.50%, 2/25/2059(a)(b) 2,107,000 1,877,413
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 3,130,000 2,811,222
SG Residential Mortgage
Trust, Series 2022-1, Class
A1, 3.17%, 3/27/2062(a)(b) 3,714,080 3,513,776
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Towd Point Mortgage Trust
Series 2019-HY1, Class B1,
4.41%, 10/25/2048(a)(b) 970,000 947,381
Series 2017-6, Class A1,
2.75%, 10/25/2057(a)(b) 3,228,585 3,172,397
Series 2019-HY2, Class A1,
3.26%, 5/25/2058(a)(b) 976,979 962,031
WaMu Mortgage Pass-
Through Certificates Trust
Series 2004-AR9, Class A7,
3.51%, 8/25/2034(b) 1,519,786 1,487,597
Series 2005-AR13, Class
A1A1, 2.84%, 10/25/2045(b) 573,958 546,204
Total Collateralized Mortgage Obligations
(cost $114,777,493)
107,348,537
Commercial Mortgage-Backed Securities 2.8%
AOA Mortgage Trust, Series
2021-1177, Class A, 2.87%,
10/15/2038(a)(b) 2,580,000 2,430,310
AREIT Trust
Series 2022-CRE6, Class A,
2.72%, 1/16/2037(a)(b) 2,220,000 2,133,090
Series 2022-CRE6, Class E,
4.87%, 1/16/2037(a)(b) 2,050,000 1,909,234
BAMLL Commercial Mortgage
Securities Trust, Series
2018-DSNY, Class A,
2.85%, 9/15/2034(a)(b) 2,500,000 2,443,382
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,179,230
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,386,365
Series 2022-BNK39, Class
XA, IO, 0.43%, 2/15/2055(b) 186,047,536 5,872,144
Series 2017-BNK5, Class
XA, IO, 0.95%, 6/15/2060(b) 41,421,120 1,480,150
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 1,960,699
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 3,630,000 3,271,185
Series 2021-BN38,
Class XA, IO, 0.82%,
12/15/2064(b) 40,331,012 2,344,353
BBCMS Mortgage Trust,
Series 2017-DELC, Class A,
2.85%, 8/15/2036(a)(b) 2,610,000 2,575,531
Benchmark Mortgage Trust,
Series 2021-B31, Class A5,
2.67%, 12/15/2054 4,530,000 4,095,828
BHMS, Series 2018-
ATLS, Class D, 4.25%,
7/15/2035(a)(b) 3,830,000 3,561,096
BIG Commercial Mortgage
Trust, Series 2022-
BIG, Class B, 3.70%,
2/15/2039(a)(b) 4,000,000 3,858,488

6 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BPR Trust, Series 2021-
TY, Class B, 3.15%,
9/15/2038(a)(b) 780,000 739,148
BX Commercial Mortgage
Trust
Series 2019-IMC, Class A,
3.00%, 4/15/2034(a)(b) 4,420,000 4,308,671
Series 2021-VOLT, Class A,
2.70%, 9/15/2036(a)(b) 5,570,000 5,356,623
Series 2021-XL2, Class D,
3.40%, 10/15/2038(a)(b) 2,333,655 2,204,612
Series 2021-ACNT, Class A,
2.85%, 11/15/2038(a)(b) 950,000 918,956
Series 2021-CIP, Class A,
2.92%, 12/15/2038(a)(b) 5,460,000 5,288,613
Series 2022-AHP, Class A,
2.95%, 1/17/2039(a)(b) 4,250,000 4,114,709
Series 2020-VIVA, Class E,
3.55%, 3/11/2044(a)(b) 2,140,000 1,705,463
BX Trust
Series 2021-BXMF, Class A,
2.63%, 10/15/2026(a)(b) 1,310,000 1,254,677
Series 2019-MMP, Class A,
3.00%, 8/15/2036(a)(b) 2,009,942 1,979,568
Series 2021-ARIA, Class D,
3.89%, 10/15/2036(a)(b) 2,490,000 2,316,648
BXHPP Trust, Series 2021-
FILM, Class A, 2.65%,
8/15/2036(a)(b) 2,250,000 2,121,815
CFK Trust
Series 2020-MF2, Class E,
3.46%, 3/15/2039(a)(b) 2,670,000 2,294,099
Series 2020-MF2, Class F,
3.46%, 3/15/2039(a)(b) 1,500,000 1,244,780
Credit Suisse Mortgage
Capital Certificates, Series
2019-ICE4, Class A, 2.98%,
5/15/2036(a)(b) 4,260,000 4,198,210
DBJPM Mortgage Trust,
Series 2016-C1, Class B,
4.20%, 5/10/2049(b) 1,530,000 1,464,523
ELP Commercial Mortgage
Trust, Series 2021-
ELP, Class A, 2.70%,
11/15/2038(a)(b) 3,660,000 3,522,005
GNMA REMICS
Series 2022-3, Class , IO,
0.64%, 2/16/2061(b) 198,186 11,563
Series 2020-157, Class , IO,
0.95%, 6/16/2062(b) 9,460,157 681,031
Series 2020-190, Class , IO,
1.03%, 11/16/2062(b) 10,123,106 817,163
Series 2020-103, Class AD,
1.45%, 1/16/2063 2,669,845 2,268,742
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class A,
2.95%, 10/15/2036(a)(b) 1,500,000 1,439,570
Series 2021-DM, Class A,
2.88%, 11/15/2036(a)(b) 4,660,000 4,474,292
Series 2020-DUNE, Class
A, 3.10%, 12/15/2036(a)(b) 4,500,000 4,423,303
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Trust
Series 2015-GS1, Class A3,
3.73%, 11/10/2048 2,000,000 1,980,577
Series 2017-GS8, Class A4,
3.47%, 11/10/2050 1,250,000 1,226,320
Hawaii Hotel Trust, Series
2019-MAUI, Class F, 4.75%,
5/15/2038(a)(b) 2,040,000 1,906,888
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2020-NNN, Class
GFX, 4.69%, 1/16/2037(a)
(b) 3,550,000 3,182,214
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP6, Class A5, 3.49%,
7/15/2050 2,000,000 1,965,239
JPMDB Commercial Mortgage
Securities Trust, Series
2017-C5, Class B, 4.01%,
3/15/2050(b) 1,610,000 1,436,376
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
3.65%, 5/15/2036(a)(b) 1,560,680 1,514,824
Series 2018-H4, Class XA,
IO, 0.83%, 12/15/2051(b) 20,732,293 838,254
OPG Trust, Series 2021-
PORT, Class A, 2.48%,
10/15/2036(a)(b) 2,000,000 1,908,905
Ready Capital Mortgage
Financing LLC, Series
2021-FL7, Class A, 3.46%,
11/25/2036(a)(b) 2,566,394 2,495,968
SFO Commercial Mortgage
Trust, Series 2021-
555, Class A, 3.15%,
5/15/2038(a)(b) 2,280,000 2,176,838
SMRT, Series 2022-
MINI, Class A, 2.96%,
1/15/2039(a)(b) 4,110,000 3,976,125
SREIT Trust
Series 2021-PALM, Class A,
2.59%, 10/15/2034(a)(b) 6,200,000 5,906,281
Series 2021-MFP2, Class A,
2.82%, 11/15/2036(a)(b) 5,720,000 5,489,797
Series 2021-MFP, Class A,
2.73%, 11/15/2038(a)(b) 2,650,000 2,549,780
TPGI Trust, Series 2021-
DGWD, Class A, 2.70%,
6/15/2026(a)(b) 1,370,000 1,316,550
UBS Commercial Mortgage
Trust, Series 2018-
C11, Class B, 4.71%,
6/15/2051(b) 1,490,000 1,422,421
Total Commercial Mortgage-Backed
Securities
(cost $148,683,673) 140,943,226

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 7
Common Stocks 45.1%
Shares Value ($)
Aerospace & Defense 0.7%
AAR Corp. * 3,512 156,389
Aerojet Rocketdyne Holdings,
Inc. * 4,905 214,300
AeroVironment, Inc. * 1,298 112,459
AerSale Corp. * 3,669 64,244
Archer Aviation, Inc.,
Class A *(d) 12,643 51,078
Astra Space, Inc. *(d) 1,244 1,779
Astronics Corp. * 966 10,839
Axon Enterprise, Inc. *(d) 3,544 390,513
Boeing Co. (The) *(d) 28,581 4,553,239
BWX Technologies, Inc. 4,668 264,582
Cadre Holdings, Inc. 205 4,848
Curtiss-Wright Corp. 1,720 246,717
Ducommun, Inc. * 445 21,066
General Dynamics Corp. 12,993 2,945,123
HEICO Corp. 6,624 855,482
Hexcel Corp. (d) 4,381 265,094
Howmet Aerospace, Inc. 24,909 924,871
Huntington Ingalls Industries,
Inc. 1,913 414,815
Kaman Corp. 2,662 81,936
Kratos Defense & Security
Solutions, Inc. * 7,445 107,134
L3Harris Technologies, Inc. 9,920 2,380,502
Lockheed Martin Corp. 12,424 5,141,175
Maxar Technologies, Inc. 4,259 117,037
Mercury Systems, Inc. * 3,132 184,819
Moog, Inc., Class A 1,064 91,121
National Presto Industries, Inc. 1,049 74,689
Northrop Grumman Corp. 7,728 3,700,939
Park Aerospace Corp. (d) 705 8,601
Parsons Corp. *(d) 1,797 77,684
Raytheon Technologies Corp. 76,436 7,124,600
Rocket Lab USA, Inc. * 15,392 71,881
Spirit AeroSystems Holdings,
Inc., Class A (d) 5,944 195,082
Terran Orbital Corp. *(d) 819 3,473
Textron, Inc. (d) 10,261 673,532
TransDigm Group, Inc. * 2,665 1,658,536
Triumph Group, Inc. * 4,322 67,164
V2X, Inc. * 458 15,224
Virgin Galactic Holdings,
Inc. *(d) 10,861 80,806
Virgin Orbit Holdings, Inc. *(d) 1,997 8,188
Woodward, Inc. 3,098 324,361
33,685,922
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc. * 3,533 110,724
Atlas Air Worldwide Holdings,
Inc. * 2,163 163,761
CH Robinson Worldwide, Inc. 8,087 895,231
Expeditors International of
Washington, Inc. 8,632 917,150
FedEx Corp. 12,383 2,886,353
Forward Air Corp. (d) 1,061 111,331
GXO Logistics, Inc. * 5,200 249,600
Hub Group, Inc., Class A * 1,301 99,396
Radiant Logistics, Inc. * 1,574 11,411
Common Stocks
Shares Value ($)
Air Freight & Logistics
United Parcel Service, Inc.,
Class B 38,095 7,424,335
12,869,292
Airlines 0.1%
Alaska Air Group, Inc. * 7,053 312,660
Allegiant Travel Co. * 900 103,779
American Airlines Group,
Inc. *(d) 34,569 473,941
Blade Air Mobility, Inc. *(d) 422 2,344
Copa Holdings SA, Class A * 1,510 101,502
Delta Air Lines, Inc. * 35,854 1,140,157
Frontier Group Holdings,
Inc. *(d) 3,193 46,235
Hawaiian Holdings, Inc. * 3,381 50,580
JetBlue Airways Corp. * 19,710 165,958
Joby Aviation, Inc. *(d) 16,380 90,745
SkyWest, Inc. * 2,762 66,702
Southwest Airlines Co. * 30,383 1,158,200
Spirit Airlines, Inc. * 6,330 156,794
Sun Country Airlines Holdings,
Inc. * 2,484 50,102
United Airlines Holdings, Inc. * 16,840 618,870
Wheels Up Experience,
Inc. *(d) 1,456 3,262
4,541,831
Auto Components 0.1%
Adient plc * 5,171 174,677
American Axle &
Manufacturing Holdings,
Inc. * 4,516 40,238
Aptiv plc *(d) 12,497 1,310,810
BorgWarner, Inc. 16,281 626,167
Dana, Inc. 7,892 132,270
Dorman Products, Inc. * 1,425 144,053
Fox Factory Holding Corp. * 2,207 208,915
Gentex Corp. 12,341 348,263
Gentherm, Inc. * 1,778 114,788
Goodyear Tire & Rubber Co.
(The) * 14,996 184,151
Holley, Inc. *(d) 703 5,617
LCI Industries 1,423 192,233
Lear Corp. 3,236 489,089
Luminar Technologies,
Inc. *(d) 14,776 99,886
Modine Manufacturing Co. * 2,019 26,489
Motorcar Parts of America,
Inc. * 759 11,438
Patrick Industries, Inc. (d) 1,426 86,587
QuantumScape Corp. *(d) 12,145 131,409
Solid Power, Inc. *(d) 1,036 6,568
Standard Motor Products, Inc. 791 36,180
Stoneridge, Inc. * 1,054 19,836
Tenneco, Inc., Class A * 5,255 99,162
Visteon Corp. * 1,292 164,833
XPEL, Inc. Reg. S* 1,648 101,006
4,754,665
Automobiles 0.9%
Canoo, Inc. *(d) 4,817 16,667

8 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Automobiles
Faraday Future Intelligent
Electric, Inc. *(d) 11,614 25,667
Fisker, Inc. *(d) 9,511 91,115
Ford Motor Co. 215,505 3,165,768
General Motors Co. * 73,596 2,668,591
Harley-Davidson, Inc. 6,614 250,075
Lordstown Motors Corp. *(d) 1,172 2,625
Lucid Group, Inc. *(d) 34,427 628,293
Mullen Automotive, Inc. *(d) 1,698 1,346
Polestar Automotive Holding
UK plc *(d) 475 4,223
Rivian Automotive, Inc.,
Class A *(d) 14,139 484,968
Stellantis NV (d) 29,612 425,821
Tesla, Inc. * 44,899 40,025,213
Thor Industries, Inc. (d) 2,813 237,220
Winnebago Industries, Inc. (d) 1,880 113,496
Workhorse Group, Inc. *(d) 2,556 8,358
48,149,446
Banks 1.7%
1st Source Corp. 6,227 300,266
ACNB Corp. (d) 51 1,677
Allegiance Bancshares, Inc. 121 5,329
Amalgamated Financial Corp. 442 10,201
Amerant Bancorp, Inc. 987 26,965
American National
Bankshares, Inc. 466 16,911
Ameris Bancorp 2,267 107,206
Arrow Financial Corp. 684 22,948
Associated Banc-Corp. 8,399 168,820
Atlantic Union Bankshares
Corp. 3,674 127,084
Banc of California, Inc. 4,384 76,764
BancFirst Corp. (d) 1,526 163,877
Bancorp, Inc. (The) * 858 21,107
Bank First Corp. (d) 252 19,384
Bank of America Corp. 372,269 12,586,415
Bank of Hawaii Corp. (d) 3,358 269,009
Bank of Marin Bancorp 558 18,258
Bank of Nova Scotia (The) 2,578 157,129
Bank of NT Butterfield & Son
Ltd. (The) 3,080 104,381
Bank OZK (d) 5,889 236,149
BankUnited, Inc. 505 19,619
Banner Corp. 681 42,215
Bar Harbor Bankshares 631 18,280
BayCom Corp. 81 1,587
BCB Bancorp, Inc. 101 1,945
Berkshire Hills Bancorp,
Inc. (d) 706 19,888
BOK Financial Corp. 2,275 200,268
Brookline Bancorp, Inc. 1,088 15,047
Business First Bancshares,
Inc. 593 13,924
Byline Bancorp, Inc. 1,107 27,110
Cadence Bank 1,148 29,963
Cambridge Bancorp 256 21,322
Camden National Corp. 588 26,872
Canadian Imperial Bank of
Commerce 3,114 157,537
Capital Bancorp, Inc. (d) 299 7,472
Common Stocks
Shares Value ($)
Banks
Capital City Bank Group, Inc. 605 19,596
Capstar Financial Holdings,
Inc. 655 13,762
Carter Bankshares, Inc. * 980 13,671
Cathay General Bancorp 3,554 148,202
CBTX, Inc. 775 23,986
Central Pacific Financial Corp. 164 3,884
Citigroup, Inc. 102,118 5,299,924
Citizens & Northern Corp. 593 14,487
Citizens Financial Group,
Inc. (d) 26,650 1,011,900
City Holding Co. (d) 89 7,724
Civista Bancshares, Inc. 689 14,924
CNB Financial Corp. 653 16,847
Coastal Financial Corp. * 350 14,431
Colony Bankcorp, Inc. 104 1,510
Columbia Banking System,
Inc. 1,083 32,674
Comerica, Inc. 7,004 544,701
Commerce Bancshares,
Inc. (d) 6,264 435,285
Community Bank System,
Inc. (d) 321 21,613
Community Trust Bancorp,
Inc. 2,041 88,437
ConnectOne Bancorp, Inc. 3,436 90,848
CrossFirst Bankshares, Inc. * 2,094 28,730
Cullen/Frost Bankers, Inc. 3,027 394,721
Customers Bancorp, Inc. *(d) 575 21,959
CVB Financial Corp. (d) 845 22,536
Dime Community Bancshares,
Inc. 2,848 97,060
Eagle Bancorp, Inc. 710 34,811
East West Bancorp, Inc. 7,839 562,683
Eastern Bankshares, Inc. (d) 10,121 206,468
Enterprise Bancorp, Inc. 426 13,547
Enterprise Financial Services
Corp. 1,706 80,233
Equity Bancshares, Inc.,
Class A 628 20,065
Farmers & Merchants
Bancorp, Inc. 77 2,360
Farmers National Banc Corp. 1,137 16,145
FB Financial Corp. 2,909 124,651
Fifth Third Bancorp 35,448 1,209,486
Financial Institutions, Inc. 527 13,971
First Bancorp 503 19,054
First Bancorp, Inc. (The) 472 14,257
First Bancshares, Inc. (The) 861 24,969
First Bank 579 8,720
First Busey Corp. 12,085 297,895
First Citizens BancShares,
Inc., Class A 639 483,519
First Commonwealth Financial
Corp. 857 12,701
First Community Bankshares,
Inc. 721 23,130
First Financial Bancorp 1,034 23,100
First Financial Bankshares,
Inc. (d) 7,768 343,190
First Financial Corp. 1,549 72,369

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
Banks
First Foundation, Inc. 5,422 112,886
First Hawaiian, Inc. (d) 9,349 238,306
First Horizon Corp. 28,622 639,988
First Internet Bancorp 360 12,762
First Interstate BancSystem,
Inc., Class A (d) 5,645 230,203
First Merchants Corp. 3,652 151,668
First Mid Bancshares, Inc. 641 24,082
First of Long Island Corp.
(The) 956 17,399
First Republic Bank 9,497 1,545,257
Five Star Bancorp (d) 102 2,690
Flushing Financial Corp. 1,212 26,167
FNB Corp. (d) 19,242 230,134
Fulton Financial Corp. 14,050 234,494
German American Bancorp,
Inc. 2,607 98,649
Glacier Bancorp, Inc. 6,247 312,912
Great Southern Bancorp, Inc. 502 31,094
Guaranty Bancshares, Inc. 402 15,023
Hancock Whitney Corp. 4,219 205,929
Hanmi Financial Corp. 986 24,916
HarborOne Bancorp, Inc. 7,158 103,791
HBT Financial, Inc. 317 5,909
Heartland Financial USA, Inc. 2,829 127,022
Heritage Commerce Corp. 2,450 28,861
Heritage Financial Corp. 560 14,571
Hilltop Holdings, Inc. (d) 4,524 130,517
Home BancShares, Inc. 10,136 239,210
HomeStreet, Inc. 111 4,139
HomeTrust Bancshares, Inc. 663 16,005
Hope Bancorp, Inc. 717 10,784
Horizon Bancorp, Inc. 1,744 33,258
Huntington Bancshares,
Inc. (d) 89,263 1,186,305
Independent Bank Corp. 1,652 80,580
Independent Bank Group, Inc. 1,859 131,468
International Bancshares
Corp. 3,642 159,738
JPMorgan Chase & Co. 151,562 17,484,192
KeyCorp 62,785 1,148,966
Lakeland Bancorp, Inc. 16,762 266,851
Lakeland Financial Corp. (d) 992 77,178
Live Oak Bancshares, Inc. 1,852 69,709
M&T Bank Corp. 9,462 1,679,032
Macatawa Bank Corp. 1,896 17,633
Mercantile Bank Corp. 581 20,591
Metrocity Bankshares, Inc. 746 15,450
Metropolitan Bank Holding
Corp. * 1,060 73,543
Mid Penn Bancorp, Inc. 306 8,776
Midland States Bancorp, Inc. 943 24,707
MidWestOne Financial Group,
Inc. 599 18,695
MVB Financial Corp. 360 11,700
National Bank Holdings Corp.,
Class A 289 12,028
NBT Bancorp, Inc. 801 32,473
Nicolet Bankshares, Inc. * 1,067 85,339
Northwest Bancshares, Inc. (d) 2,148 30,888
OceanFirst Financial Corp. 5,305 109,071
OFG Bancorp 221 6,071
Common Stocks
Shares Value ($)
Banks
Old National Bancorp 13,284 231,274
Old Second Bancorp, Inc. 1,237 17,380
Origin Bancorp, Inc. 877 37,772
Orrstown Financial Services,
Inc. 369 9,564
Pacific Premier Bancorp, Inc. 1,772 59,610
PacWest Bancorp 5,684 159,323
Park National Corp. (d) 1,742 225,694
Pathward Financial, Inc. (d) 384 12,948
PCSB Financial Corp. 675 13,156
Peapack-Gladstone Financial
Corp. 829 27,075
Peoples Bancorp, Inc. 2,977 92,049
Peoples Financial Services
Corp. 298 15,866
Pinnacle Financial Partners,
Inc. 4,292 339,497
PNC Financial Services
Group, Inc. (The) 21,693 3,599,736
Popular, Inc. 3,402 264,233
Preferred Bank 88 6,398
Premier Financial Corp. 1,326 37,764
Primis Financial Corp. 888 12,032
Professional Holding Corp.,
Class A * 80 1,796
Prosperity Bancshares, Inc. 4,216 312,363
QCR Holdings, Inc. 1,802 106,841
RBB Bancorp 711 16,218
Red River Bancshares, Inc. 159 8,721
Regions Financial Corp. 57,176 1,210,988
Renasant Corp. 1,323 44,188
Republic Bancorp, Inc.,
Class A 444 19,909
Republic First Bancorp, Inc. * 1,341 4,854
Royal Bank of Canada 1,445 140,902
S&T Bancorp, Inc. 477 14,758
Sandy Spring Bancorp, Inc. 3,505 144,757
Seacoast Banking Corp. of
Florida 546 19,536
ServisFirst Bancshares,
Inc. (d) 2,528 216,018
Shore Bancshares, Inc. 118 2,313
Sierra Bancorp 552 12,392
Signature Bank 3,222 597,907
Silvergate Capital Corp.,
Class A * 2,127 198,428
Simmons First National Corp.,
Class A (d) 4,068 96,615
SmartFinancial, Inc. 616 16,170
South Plains Financial, Inc. 471 12,444
Southern First Bancshares,
Inc. * 339 15,170
Southside Bancshares, Inc. 315 12,581
SouthState Corp. (d) 4,203 356,288
Stock Yards Bancorp, Inc. (d) 1,870 129,311
Summit Financial Group, Inc. 526 16,048
SVB Financial Group *(d) 2,969 1,198,140
Synovus Financial Corp. 7,231 291,988
Texas Capital Bancshares,
Inc. * 2,959 173,457
Tompkins Financial Corp. 1,375 106,081

10 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
Toronto-Dominion Bank (The) 3,531 229,409
Towne Bank 5,262 157,176
TriCo Bancshares 2,601 124,328
Triumph Bancorp, Inc. *(d) 1,771 128,663
Truist Financial Corp. 72,939 3,681,231
Trustmark Corp. 670 21,755
UMB Financial Corp. 2,727 246,794
Umpqua Holdings Corp. 13,903 244,832
United Bankshares, Inc. 8,101 313,833
United Community Banks, Inc. 1,543 52,508
Univest Financial Corp. 1,153 28,756
US Bancorp (d) 71,360 3,368,192
Valley National Bancorp 26,367 308,230
Veritex Holdings, Inc. (d) 729 22,555
Washington Federal, Inc. 6,848 233,722
Washington Trust Bancorp,
Inc. 1,826 100,211
Webster Financial Corp. 9,394 436,351
Wells Fargo & Co. 196,961 8,640,679
WesBanco, Inc. 4,401 150,162
West Bancorp, Inc. 684 17,791
Westamerica Bancorp (d) 377 22,624
Western Alliance Bancorp 5,720 436,894
Wintrust Financial Corp. 3,312 284,964
Zions Bancorp NA 7,997 436,236
84,999,724
Beverages 0.7%
Boston Beer Co., Inc. (The),
Class A *(d) 524 199,345
Brown-Forman Corp., Class A 12,340 913,604
Celsius Holdings, Inc. * 3,274 291,255
Coca-Cola Co. (The) 207,798 13,334,398
Coca-Cola Consolidated, Inc. 298 152,874
Constellation Brands, Inc.,
Class A 8,020 1,975,406
Duckhorn Portfolio, Inc. (The) * 3,132 57,441
Keurig Dr Pepper, Inc. 52,679 2,040,785
MGP Ingredients, Inc. (d) 573 60,268
Molson Coors Beverage Co.,
Class B 11,028 658,923
Monster Beverage Corp. * 20,079 2,000,270
National Beverage Corp. (d) 1,311 71,030
PepsiCo, Inc. 72,891 12,753,009
Primo Water Corp. 8,129 107,465
Vita Coco Co., Inc. (The) *(d) 5,378 64,805
34,680,878
Biotechnology 1.0%
2seventy bio, Inc. * 937 13,483
4D Molecular Therapeutics,
Inc. *(d) 1,166 10,960
AbbVie, Inc. 92,060 13,211,531
ACADIA Pharmaceuticals,
Inc. * 5,826 85,584
Adagio Therapeutics, Inc. *(d) 689 2,425
Adicet Bio, Inc. * 237 4,003
ADMA Biologics, Inc. * 1,168 2,500
Affimed NV * 1,865 5,278
Agenus, Inc. * 6,232 16,079
Agios Pharmaceuticals, Inc. * 3,990 86,064
Akero Therapeutics, Inc. *(d) 521 5,335
Common Stocks
Shares Value ($)
Biotechnology
Albireo Pharma, Inc. * 572 11,892
Alector, Inc. * 2,016 20,604
Alkermes plc *(d) 9,594 245,606
Allogene Therapeutics,
Inc. *(d) 5,766 74,843
Allovir, Inc. *(d) 783 3,594
Alnylam Pharmaceuticals,
Inc. *(d) 6,304 895,420
ALX Oncology Holdings,
Inc. *(d) 545 5,276
Amgen, Inc. 27,672 6,847,990
Amicus Therapeutics, Inc. * 16,529 164,629
AnaptysBio, Inc. *(d) 935 19,579
Anavex Life Sciences Corp. * 6,001 61,570
Anika Therapeutics, Inc. * 564 13,175
Apellis Pharmaceuticals,
Inc. *(d) 5,324 299,635
Arcturus Therapeutics
Holdings, Inc. *(d) 822 14,426
Arcus Biosciences, Inc. * 3,861 102,664
Arcutis Biotherapeutics,
Inc. *(d) 3,521 85,419
Arrowhead Pharmaceuticals,
Inc. * 5,606 238,423
Atara Biotherapeutics, Inc. * 9,008 27,294
Aurinia Pharmaceuticals, Inc. * 8,079 66,086
Avid Bioservices, Inc. * 3,876 76,163
Avidity Biosciences, Inc. * 1,205 19,629
Beam Therapeutics, Inc. *(d) 2,942 185,287
BioCryst Pharmaceuticals,
Inc. * 8,050 88,711
Biogen, Inc. * 7,636 1,642,198
Biohaven Pharmaceutical
Holding Co. Ltd. * 3,125 456,312
BioMarin Pharmaceutical,
Inc. * 9,296 799,921
Bioxcel Therapeutics, Inc. *(d) 520 8,029
Bluebird Bio, Inc. * 2,566 10,392
Blueprint Medicines Corp. * 3,419 174,574
Bridgebio Pharma, Inc. *(d) 6,526 56,515
C4 Therapeutics, Inc. *(d) 1,497 14,431
CareDx, Inc. * 3,114 74,082
Caribou Biosciences, Inc. * 544 4,417
Catalyst Pharmaceuticals,
Inc. * 4,029 41,257
Celldex Therapeutics, Inc. * 3,209 98,580
Celularity, Inc., Class A *(d) 821 2,471
Cerevel Therapeutics
Holdings, Inc. *(d) 4,004 105,265
ChemoCentryx, Inc. * 3,565 84,205
Chimerix, Inc. * 1,788 3,916
Chinook Therapeutics, Inc. * 1,176 21,768
Clovis Oncology, Inc. * 858 1,433
Cogent Biosciences, Inc. * 5,180 57,446
Coherus Biosciences, Inc. * 1,233 10,444
Crinetics Pharmaceuticals,
Inc. * 1,697 32,599
CTI BioPharma Corp. *(d) 8,101 52,981
Cullinan Oncology, Inc. * 1,106 14,942
Cytokinetics, Inc. *(d) 4,680 198,104

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
Biotechnology
Day One Biopharmaceuticals,
Inc. *(d) 369 6,321
Deciphera Pharmaceuticals,
Inc. *(d) 1,629 20,672
Denali Therapeutics, Inc. *(d) 5,251 178,639
DermTech, Inc. *(d) 178 1,460
Design Therapeutics, Inc. * 3,205 62,882
Dynavax Technologies
Corp. *(d) 7,177 103,205
Dyne Therapeutics, Inc. * 308 3,231
Eagle Pharmaceuticals, Inc. * 411 16,317
Editas Medicine, Inc. *(d) 4,261 67,793
Eiger BioPharmaceuticals,
Inc. * 922 8,012
Emergent BioSolutions, Inc. * 3,359 116,356
Enanta Pharmaceuticals, Inc. * 751 41,418
EQRx, Inc. *(d) 13,160 71,722
Erasca, Inc. *(d) 10,878 82,020
Exact Sciences Corp. *(d) 8,471 382,042
Exelixis, Inc. * 17,145 358,673
Fate Therapeutics, Inc. *(d) 4,842 147,826
FibroGen, Inc. * 6,947 87,393
Foghorn Therapeutics,
Inc. *(d) 1,604 23,467
Forma Therapeutics Holdings,
Inc. * 991 8,205
Gelesis Holdings, Inc. *(d) 431 621
Generation Bio Co. *(d) 1,392 8,881
Geron Corp. *(d) 9,158 17,400
Gilead Sciences, Inc. 67,914 4,057,861
Global Blood Therapeutics,
Inc. * 2,379 77,841
Gossamer Bio, Inc. *(d) 2,036 22,864
GreenLight Biosciences
Holdings PBC *(d) 732 1,552
Halozyme Therapeutics,
Inc. *(d) 6,608 323,131
Heron Therapeutics, Inc. *(d) 3,422 9,513
Horizon Therapeutics plc * 11,492 953,491
Humacyte, Inc. *(d) 614 2,137
Ideaya Biosciences, Inc. * 619 9,235
IGM Biosciences, Inc. * 241 3,883
Imago Biosciences, Inc. *(d) 3,535 56,913
ImmunityBio, Inc. *(d) 3,103 12,071
ImmunoGen, Inc. * 16,966 80,419
Immunovant, Inc. * 1,327 5,467
Incyte Corp. * 9,551 741,922
Inhibrx, Inc. * 2,091 36,258
Inovio Pharmaceuticals,
Inc. *(d) 5,815 11,514
Insmed, Inc. * 7,123 157,561
Instil Bio, Inc. * 770 4,343
Intellia Therapeutics, Inc. * 3,756 243,239
Intercept Pharmaceuticals,
Inc. *(d) 1,000 12,760
Ionis Pharmaceuticals, Inc. * 6,892 258,864
Iovance Biotherapeutics, Inc. * 8,963 104,419
Ironwood Pharmaceuticals,
Inc. *(d) 9,571 109,588
iTeos Therapeutics, Inc. * 1,987 48,602
IVERIC bio, Inc. * 4,683 50,061
Common Stocks
Shares Value ($)
Biotechnology
Jounce Therapeutics, Inc. * 510 1,566
KalVista Pharmaceuticals,
Inc. * 615 7,595
Karuna Therapeutics, Inc. * 1,426 185,736
Karyopharm Therapeutics,
Inc. * 3,385 14,386
Keros Therapeutics, Inc. * 1,421 45,586
Kezar Life Sciences, Inc. *(d) 1,230 12,017
Kiniksa Pharmaceuticals Ltd.,
Class A * 901 8,929
Kinnate Biopharma, Inc. * 985 10,539
Kodiak Sciences, Inc. * 1,773 17,641
Kronos Bio, Inc. * 1,101 4,624
Krystal Biotech, Inc. * 1,447 105,023
Kura Oncology, Inc. * 2,049 31,370
Kymera Therapeutics, Inc. * 1,161 25,577
Lexicon Pharmaceuticals,
Inc. *(d) 1,734 4,127
Ligand Pharmaceuticals,
Inc. *(d) 862 79,330
Lyell Immunopharma, Inc. *(d) 14,587 81,250
MacroGenics, Inc. * 5,283 16,536
Madrigal Pharmaceuticals,
Inc. * 1,101 69,165
MannKind Corp. *(d) 10,180 35,121
MeiraGTx Holdings plc * 968 8,015
Mersana Therapeutics, Inc. * 1,908 9,674
MiMedx Group, Inc. * 4,212 14,405
Mirati Therapeutics, Inc. * 2,517 162,095
Mirum Pharmaceuticals,
Inc. *(d) 379 9,513
Moderna, Inc. * 18,058 2,963,137
Monte Rosa Therapeutics,
Inc. *(d) 278 2,521
Morphic Holding, Inc. * 579 15,326
Myovant Sciences Ltd. * 560 7,325
Myriad Genetics, Inc. * 2,837 74,840
Natera, Inc. *(d) 4,762 223,814
Neurocrine Biosciences,
Inc. *(d) 5,138 483,640
Nkarta, Inc. * 503 6,796
Novavax, Inc. *(d) 4,018 219,021
Nurix Therapeutics, Inc. * 1,053 16,806
Ocugen, Inc. *(d) 6,022 15,537
Organogenesis Holdings,
Inc. * 1,523 8,742
PMV Pharmaceuticals,
Inc. *(d) 1,039 15,533
Point Biopharma Global,
Inc. *(d) 6,990 51,307
Praxis Precision Medicines,
Inc. * 384 1,356
Precigen, Inc. * 2,386 3,746
Prometheus Biosciences,
Inc. * 1,569 66,949
Protagonist Therapeutics,
Inc. *(d) 1,108 11,025
Prothena Corp. plc * 1,095 34,011
PTC Therapeutics, Inc. *(d) 3,392 147,722
Radius Health, Inc. * 1,790 18,043
RAPT Therapeutics, Inc. * 2,337 43,048

12 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Recursion Pharmaceuticals,
Inc., Class A * 7,680 64,973
Regeneron Pharmaceuticals,
Inc. * 5,364 3,120,185
REGENXBIO, Inc. * 2,088 65,501
Relay Therapeutics, Inc. *(d) 4,070 77,411
Replimune Group, Inc. * 934 18,008
REVOLUTION Medicines,
Inc. * 2,494 56,339
Rhythm Pharmaceuticals,
Inc. *(d) 300 3,780
Rigel Pharmaceuticals, Inc. * 6,806 8,099
Rocket Pharmaceuticals,
Inc. *(d) 1,677 24,316
Sage Therapeutics, Inc. * 3,130 107,703
Sana Biotechnology, Inc. *(d) 3,473 23,200
Sangamo Therapeutics, Inc. * 4,790 20,549
Sarepta Therapeutics, Inc. *(d) 4,751 441,605
Scholar Rock Holding Corp. * 210 1,441
Seagen, Inc. * 7,417 1,334,912
Seres Therapeutics, Inc. * 1,712 7,036
Sorrento Therapeutics,
Inc. *(d) 18,292 47,559
SpringWorks Therapeutics,
Inc. *(d) 1,045 31,225
Stoke Therapeutics, Inc. * 684 10,116
Sutro Biopharma, Inc. * 768 4,493
Syndax Pharmaceuticals,
Inc. * 1,366 27,825
Tango Therapeutics, Inc. *(d) 523 2,139
Tenaya Therapeutics, Inc. *(d) 246 1,173
TG Therapeutics, Inc. * 7,422 44,458
Travere Therapeutics, Inc. * 3,914 92,136
Turning Point Therapeutics,
Inc. * 2,441 183,026
Twist Bioscience Corp. *(d) 2,843 124,353
Ultragenyx Pharmaceutical,
Inc. * 3,890 207,259
United Therapeutics Corp. * 2,221 513,206
Vanda Pharmaceuticals, Inc. * 2,049 22,088
Vaxart, Inc. *(d) 14,128 51,991
Vaxcyte, Inc. * 3,326 76,764
VBI Vaccines, Inc. * 4,464 3,798
Vera Therapeutics, Inc. *(d) 159 2,743
Veracyte, Inc. * 4,158 109,522
Verastem, Inc. * 1,111 1,189
Vericel Corp. * 1,679 54,635
Vertex Pharmaceuticals, Inc. * 14,153 3,968,643
Verve Therapeutics, Inc. *(d) 836 20,582
Vir Biotechnology, Inc. * 3,980 110,684
Viridian Therapeutics, Inc. *(d) 154 2,039
VistaGen Therapeutics, Inc. * 1,249 179
Voyager Therapeutics, Inc. * 227 1,521
Xencor, Inc. * 4,245 121,789
Y-mAbs Therapeutics, Inc. * 1,229 19,160
Zentalis Pharmaceuticals,
Inc. *(d) 2,341 68,357
52,877,279
Building Products 0.3%
A O Smith Corp. 11,334 717,102
AAON, Inc. 2,270 136,586
Common Stocks
Shares Value ($)
Building Products
Advanced Drainage Systems,
Inc. (d) 3,272 388,059
Allegion plc 4,719 498,798
American Woodmark Corp. * 1,118 56,146
Apogee Enterprises, Inc. 1,046 43,524
Armstrong World Industries,
Inc. 2,102 187,814
AZEK Co., Inc. (The) * 6,646 137,439
Builders FirstSource, Inc. * 8,439 573,852
Caesarstone Ltd. (d) 815 7,319
Carlisle Cos., Inc. 2,466 730,183
Carrier Global Corp. 44,264 1,794,020
CSW Industrials, Inc. 1,104 131,895
Daikin Industries Ltd. 17,100 3,007,679
Fortune Brands Home &
Security, Inc. 6,359 443,095
Gibraltar Industries, Inc. * 2,588 121,093
Griffon Corp. 1,663 49,907
Hayward Holdings, Inc. *(d) 2,743 32,011
Insteel Industries, Inc. 783 24,508
Janus International Group,
Inc. * 6,747 68,617
JELD-WEN Holding, Inc. *(d) 5,224 92,883
Johnson Controls International
plc 36,066 1,944,318
Lennox International, Inc. 1,663 398,338
Masco Corp. (d) 12,145 672,590
Masonite International Corp. * 1,294 117,793
Owens Corning 5,094 472,418
PGT Innovations, Inc. * 3,978 87,118
Quanex Building Products
Corp. (d) 1,322 32,534
Resideo Technologies, Inc. * 7,627 171,684
Simpson Manufacturing Co.,
Inc. 1,851 191,171
Trane Technologies plc 11,980 1,760,940
Trex Co., Inc. * 5,952 384,023
UFP Industries, Inc. 2,952 272,204
View, Inc. * 3,903 8,626
Zurn Elkay Water Solutions
Corp. 6,752 195,470
15,951,757
Capital Markets 1.3%
10X Capital Venture
Acquisition Corp. III,
Class A * 185 1,857
26 Capital Acquisition Corp.,
Class A * 164 1,620
Accelerate Acquisition Corp.,
Class A * 238 2,332
Advanced Merger Partners,
Inc., Class A * 171 1,679
Affiliated Managers Group,
Inc. 2,113 267,041
African Gold Acquisition Corp.,
Class A * 246 2,421
Agile Growth Corp., Class A * 184 1,809
Alpha Partners Technology
Merger Corp., Class A * 173 1,689

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Capital Markets
AltC Acquisition Corp.,
Class A * 306 2,968
Altimeter Growth Corp. 2,
Class A * 274 2,707
Altitude Acquisition Corp.,
Class A *(d) 178 1,774
Ameriprise Financial, Inc. 5,684 1,534,225
Anzu Special Acquisition Corp.
I, Class A * 253 2,485
Apollo Strategic Growth
Capital II, Class A * 411 4,048
Arctos NorthStar Acquisition
Corp., Class A * 188 1,854
Ares Acquisition Corp.,
Class A * 596 5,883
Ares Capital Corp. 11,581 224,556
Ares Management Corp. 8,486 608,022
Argus Capital Corp., Class A * 181 1,810
Arrowroot Acquisition Corp.,
Class A * 171 1,681
Artisan Partners Asset
Management, Inc.,
Class A (d) 3,786 150,531
Ascendant Digital Acquisition
Corp. III, Class A * 178 1,793
AssetMark Financial Holdings,
Inc. * 4,194 79,644
Associated Capital Group,
Inc., Class A 184 7,526
Athlon Acquisition Corp.,
Class A * 164 1,617
Atlantic Coastal Acquisition
Corp., Class A * 205 2,011
Atlas Crest Investment Corp.
II, Class A * 205 2,017
Austerlitz Acquisition Corp. I,
Class A * 411 4,044
Austerlitz Acquisition Corp. II,
Class A * 823 8,057
B. Riley Financial, Inc. (d) 835 43,036
Bank of New York Mellon
Corp. (The) 39,718 1,726,144
Berenson Acquisition Corp. I,
Class A * 164 1,607
BGC Partners, Inc., Class A 26,766 97,696
Big Sky Growth Partners, Inc.,
Class A * 178 1,739
Black Mountain Acquisition
Corp., Class A * 164 1,638
BlackRock, Inc. 905 605,608
Blackstone, Inc., Class A 35,856 3,659,822
bleuacacia Ltd., Class A * 164 1,601
Blucora, Inc. * 2,362 47,240
Blue Owl Capital, Inc. (d) 23,188 264,575
Bluescape Opportunities
Acquisition Corp., Class A * 362 3,602
Bridge Investment Group
Holdings, Inc., Class A 167 2,844
Brightsphere Investment
Group, Inc. 2,707 51,189
Common Stocks
Shares Value ($)
Capital Markets
Broadscale Acquisition Corp.,
Class A * 205 2,025
BYTE Acquisition Corp.,
Class A * 199 1,956
C5 Acquisition Corp., Class A * 171 1,710
Carlyle Group, Inc. (The) 13,055 507,970
Carney Technology Acquisition
Corp. II, Class A * 245 2,424
Cartesian Growth Corp.,
Class A * 205 2,021
Catalyst Partners Acquisition
Corp., Class A * 204 2,001
Cboe Global Markets, Inc. 6,273 773,963
CC Neuberger Principal
Holdings III, Class A * 240 2,376
CF Acquisition Corp. IV,
Class A * 304 3,001
CF Acquisition Corp. VI,
Class A *(d) 183 1,837
Charles Schwab Corp. (The) 80,751 5,575,857
Churchill Capital Corp. V,
Class A * 298 2,944
Churchill Capital Corp. VI,
Class A * 329 3,237
Churchill Capital Corp. VII,
Class A * 823 8,074
CIIG Capital Partners II, Inc.,
Class A * 171 1,705
Clarim Acquisition Corp.,
Class A * 171 1,690
CME Group, Inc. 18,839 3,758,004
Cohen & Steers, Inc. 2,615 192,699
Cohn Robbins Holdings Corp.,
Class A * 493 4,920
Coinbase Global, Inc.,
Class A *(d) 8,085 509,032
Colicity, Inc., Class A * 205 2,017
Colonnade Acquisition Corp.
II, Class A * 196 1,925
Compute Health Acquisition
Corp., Class A * 514 5,063
Concord Acquisition Corp.,
Class A * 169 1,693
Concord Acquisition Corp. II,
Class A * 167 1,620
Concord Acquisition Corp. III,
Class A * 205 2,048
Constellation Acquisition Corp.
I, Class A * 184 1,814
Conx Corp., Class A * 447 4,443
Conyers Park III Acquisition
Corp., Class A * 212 2,056
Corner Growth Acquisition
Corp., Class A * 238 2,357
COVA Acquisition Corp.,
Class A * 178 1,753
Cowen, Inc., Class A (d) 3,451 121,027
Crown PropTech Acquisitions,
Class A * 164 1,614
D & Z Media Acquisition Corp.,
Class A * 171 1,686

14 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Decarbonization Plus
Acquisition Corp. IV,
Class A * 188 1,871
DHB Capital Corp., Class A * 171 1,680
DHC Acquisition Corp.,
Class A * 184 1,811
Diamond Hill Investment
Group, Inc. 405 77,424
DiamondHead Holdings Corp.,
Class A * 205 2,019
Digital Transformation
Opportunities Corp.,
Class A * 198 1,946
Digital World Acquisition
Corp., Class A *(d) 179 5,400
Donnelley Financial Solutions,
Inc. * 1,244 42,284
DPCM Capital, Inc., Class A * 178 1,559
Dragoneer Growth
Opportunities Corp. III,
Class A * 256 2,509
E.Merge Technology
Acquisition Corp., Class A * 365 3,668
East Resources Acquisition
Co., Class A * 205 2,058
Elliott Opportunity II Corp.,
Class A * 363 3,550
Enphys Acquisition Corp. * 205 1,986
Enterprise 4.0 Technology
Acquisition Corp. * 183 1,826
Epiphany Technology
Acquisition Corp., Class A * 244 2,408
Equity Distribution Acquisition
Corp., Class A * 246 2,448
ESGEN Acquisition Corp.,
Class A * 164 1,656
ESM Acquisition Corp.,
Class A * 183 1,801
Evercore, Inc., Class A 2,042 204,139
Executive Network Partnering
Corp., Class A * 250 2,485
FactSet Research Systems,
Inc. 2,186 939,281
Far Peak Acquisition Corp.,
Class A * 357 3,516
Federated Hermes, Inc.,
Class B 6,718 229,151
Fifth Wall Acquisition Corp. III,
Class A * 169 1,651
Figure Acquisition Corp. I,
Class A * 171 1,683
FinServ Acquisition Corp. II,
Class A * 183 1,801
Fintech Evolution Acquisition
Group, Class A * 163 1,601
Flame Acquisition Corp.,
Class A * 171 1,681
Focus Financial Partners, Inc.,
Class A * 3,727 150,683
Forest Road Acquisition Corp.
II, Class A * 208 2,041
Common Stocks
Shares Value ($)
Capital Markets
Forge Global Holdings,
Inc. *(d) 1,124 6,002
Fortress Capital Acquisition
Corp., Class A * 238 2,354
Fortress Value Acquisition
Corp. IV, Class A * 387 3,800
Forum Merger IV Corp.,
Class A * 206 2,023
Founder SPAC, Class A * 188 1,901
Franklin Resources, Inc. (d) 23,896 655,945
Freedom Acquisition I Corp.,
Class A * 205 2,021
FS KKR Capital Corp. (d) 14,335 310,639
FTAC Hera Acquisition Corp.,
Class A * 519 5,102
FTAC Zeus Acquisition Corp.,
Class A * 250 2,478
Fusion Acquisition Corp. II,
Class A * 298 2,929
G Squared Ascend I, Inc.,
Class A * 184 1,814
GAMCO Investors, Inc.,
Class A 215 4,459
GCM Grosvenor, Inc., Class A 3,597 28,452
Global Partner Acquisition
Corp. II, Class A * 178 1,760
GO Acquisition Corp.,
Class A * 343 3,433
Goal Acquisitions Corp. * 197 1,939
GoGreen Investments Corp. * 172 1,729
Golden Arrow Merger Corp.,
Class A * 171 1,681
Golden Falcon Acquisition
Corp., Class A * 205 2,027
Goldman Sachs Group, Inc.
(The) 17,482 5,828,324
Gores Holdings IX, Inc.,
Class A * 313 3,011
Gores Holdings VII, Inc.,
Class A * 328 3,224
Gores Holdings VIII, Inc.,
Class A * 205 2,017
Gores Technology Partners II,
Inc., Class A * 274 2,691
Gores Technology Partners,
Inc., Class A * 164 1,611
GX Acquisition Corp. II,
Class A * 178 1,746
Hamilton Lane Alliance
Holdings I, Inc., Class A * 164 1,619
Hamilton Lane, Inc., Class A 2,302 173,962
HCM Acquisition Corp.,
Class A * 171 1,707
Health Assurance Acquisition
Corp., Class A * 313 3,105
Healthcare Services
Acquisition Corp., Class A * 197 1,944
Hennessy Capital Investment
Corp. V, Class A * 205 2,023
Hennessy Capital Investment
Corp. VI, Class A * 203 1,961

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Capital Markets
HIG Acquisition Corp.,
Class A * 217 2,157
Highland Transcend Partners I
Corp., Class A * 178 1,766
Horizon Acquisition Corp. II,
Class A * 313 3,124
Houlihan Lokey, Inc. 2,713 229,411
Hudson Executive Investment
Corp. III, Class A * 357 3,516
HumanCo Acquisition Corp.,
Class A * 186 1,841
IG Acquisition Corp., Class A * 178 1,769
Independence Holdings Corp.,
Class A * 295 2,897
Infinite Acquisition Corp.,
Class A * 164 1,622
Inflection Point Acquisition
Corp., Class A * 196 1,911
Interactive Brokers Group,
Inc., Class A 4,934 289,577
Intercontinental Exchange,
Inc. 29,185 2,976,578
InterPrivate III Financial
Partners, Inc., Class A * 159 1,564
InterPrivate IV InfraTech
Partners, Inc., Class A * 171 1,678
Invesco Ltd. (d) 20,183 358,046
Investcorp Europe Acquisition
Corp. I, Class A * 205 2,058
Iris Acquisition Corp., Class A * 164 1,609
Jack Creek Investment Corp.,
Class A * 205 2,023
Janus Henderson Group plc 8,419 216,958
Jaws Hurricane Acquisition
Corp., Class A * 188 1,837
Jaws Juggernaut Acquisition
Corp., Class A * 164 1,605
Jaws Mustang Acquisition
Corp., Class A * 617 6,102
Jefferies Financial Group, Inc. 11,774 383,479
JOFF Fintech Acquisition
Corp., Class A * 246 2,421
Juniper II Corp., Class A * 178 1,771
Kensington Capital Acquisition
Corp. V, Class A * 164 1,630
Kernel Group Holdings, Inc.,
Class A * 181 1,787
Khosla Ventures Acquisition
Co. * 211 2,066
Khosla Ventures Acquisition
Co. III, Class A * 336 3,296
KINS Technology Group, Inc.,
Class A * 164 1,637
Kismet Acquisition Three
Corp., Class A * 171 1,684
KKR & Co., Inc. 28,442 1,577,393
KKR Acquisition Holdings I
Corp., Class A * 823 8,098
KL Acquisition Corp., Class A * 171 1,686
Landcadia Holdings IV, Inc.,
Class A * 298 2,917
Common Stocks
Shares Value ($)
Capital Markets
Lazard Growth Acquisition
Corp. I * 343 3,382
Lazard Ltd., Class A (d) 4,940 186,090
Lead Edge Growth
Opportunities Ltd., Class A * 205 2,013
Legato Merger Corp. II * 214 2,129
Leo Holdings Corp. II,
Class A * 223 2,206
Liberty Media Acquisition
Corp., Class A * 343 3,385
Logistics Innovation
Technologies Corp.,
Class A * 203 1,979
Longview Acquisition Corp. II,
Class A * 411 4,044
LPL Financial Holdings, Inc. 4,202 882,084
M3-Brigade Acquisition II
Corp., Class A * 238 2,337
Macondray Capital Acquisition
Corp. I, Class A * 171 1,696
Manning & Napier, Inc. 4,249 54,005
Marblegate Acquisition Corp.,
Class A * 184 1,827
MarketAxess Holdings, Inc. 2,058 557,265
Marlin Technology Corp.,
Class A * 246 2,435
Mason Industrial Technology,
Inc., Class A * 298 2,920
MDH Acquisition Corp.,
Class A * 164 1,614
MELI Kaszek Pioneer Corp.,
Class A * 177 1,756
Metals Acquisition Corp.,
Class A * 158 1,545
Mission Advancement Corp.,
Class A * 205 2,013
Moelis & Co., Class A (d) 4,638 216,038
Moody's Corp. 8,834 2,740,749
Morgan Stanley 75,765 6,386,990
Morningstar, Inc. 1,319 336,807
Motive Capital Corp. II,
Class A * 203 2,015
MSCI, Inc. 4,664 2,244,970
MSD Acquisition Corp.,
Class A * 343 3,372
Mudrick Capital Acquisition
Corp. II, Class A * 188 1,901
Nabors Energy Transition
Corp., Class A * 164 1,645
Nasdaq, Inc. 7,832 1,416,809
New Vista Acquisition Corp.,
Class A * 164 1,619
NightDragon Acquisition
Corp., Class A * 211 2,070
North Atlantic Acquisition
Corp., Class A * 226 2,228
Northern Star Investment
Corp. II, Class A * 238 2,344
Northern Star Investment
Corp. III, Class A * 238 2,343

16 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Northern Star Investment
Corp. IV, Class A * 238 2,340
Northern Trust Corp. 12,906 1,287,761
One Equity Partners Open
Water I Corp., Class A * 205 2,021
Open Lending Corp., Class A * 5,710 59,156
Oppenheimer Holdings, Inc.,
Class A 627 21,061
Orion Acquisition Corp.,
Class A * 246 2,416
P10, Inc., Class A 211 2,496
Papaya Growth Opportunity
Corp. I, Class A * 179 1,795
Pathfinder Acquisition Corp.,
Class A * 193 1,899
Perella Weinberg Partners 12,074 85,122
Peridot Acquisition Corp. II,
Class A * 243 2,391
Periphas Capital Partnering
Corp., Class A * 100 2,465
Pine Technology Acquisition
Corp., Class A * 205 2,011
Pioneer Merger Corp.,
Class A * 240 2,371
Piper Sandler Cos. 1,231 155,352
Pivotal Investment Corp. III,
Class A * 164 1,615
PJT Partners, Inc., Class A 1,939 138,600
Plum Acquisition Corp. I,
Class A * 190 1,873
Pontem Corp., Class A * 411 4,073
Post Holdings Partnering
Corp., Class A * 212 2,065
Power & Digital Infrastructure
Acquisition II Corp.,
Class A * 171 1,684
Powered Brands, Class A * 164 1,620
Priveterra Acquisition Corp.,
Class A * 164 1,615
PROOF Acquisition Corp. I,
Class A * 164 1,630
Prospector Capital Corp.,
Class A * 193 1,908
Pzena Investment
Management, Inc., Class A 647 6,101
Raymond James Financial,
Inc. 11,104 1,093,362
RedBall Acquisition Corp.,
Class A * 343 3,430
Revolution Healthcare
Acquisition Corp., Class A * 328 3,221
Ribbit LEAP Ltd., Class A * 246 2,450
Rice Acquisition Corp. II,
Class A * 205 2,010
RMG Acquisition Corp. III,
Class A * 288 2,837
Robinhood Markets, Inc.,
Class A *(d) 30,205 273,355
Ross Acquisition Corp. II,
Class A * 205 2,013
Common Stocks
Shares Value ($)
Capital Markets
RXR Acquisition Corp.,
Class A * 205 2,013
S&P Global, Inc. 18,191 6,856,734
Science Strategic Acquisition
Corp. Alpha, Class A * 185 1,824
Screaming Eagle Acquisition
Corp., Class A * 447 4,296
Sculptor Capital Management,
Inc. 662 6,494
SEI Investments Co. 9,132 505,548
Semper Paratus Acquisition
Corp., Class A * 214 2,153
Senior Connect Acquisition
Corp. I, Class A * 246 2,431
ShoulderUp Technology
Acquisition Corp., Class A * 187 1,863
Sierra Lake Acquisition Corp.,
Class A * 178 1,771
Silver Spike Acquisition Corp.
II, Class A * 171 1,686
Silvercrest Asset Management
Group, Inc., Class A 3,180 56,604
Simon Property Group
Acquisition Holdings, Inc.,
Class A * 205 2,019
Slam Corp., Class A * 343 3,379
Social Capital Hedosophia
Holdings Corp. IV, Class A * 274 2,726
Social Capital Hedosophia
Holdings Corp. VI, Class A * 686 6,833
Social Leverage Acquisition
Corp. I, Class A * 205 2,023
ST Energy Transition I Ltd. * 171 1,701
State Street Corp. 19,593 1,391,887
StepStone Group, Inc.,
Class A 2,656 70,756
Stifel Financial Corp. 6,646 397,497
StoneX Group, Inc. * 1,602 139,582
Supernova Partners
Acquisition Co. III Ltd.,
Class A * 167 1,640
Sustainable Development
Acquisition I Corp., Class A * 188 1,852
SVF Investment Corp.,
Class A * 291 2,881
T. Rowe Price Group, Inc. (d) 12,194 1,505,593
Tailwind Acquisition Corp.,
Class A * 199 1,984
Tailwind International
Acquisition Corp., Class A * 205 2,017
Tastemaker Acquisition Corp.,
Class A * 164 1,633
TCV Acquisition Corp.,
Class A * 245 2,401
TCW Special Purpose
Acquisition Corp., Class A * 276 2,705
Tech and Energy Transition
Corp., Class A * 229 2,247
Thunder Bridge Capital
Partners III, Inc., Class A * 252 2,480

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Capital Markets
Tishman Speyer Innovation
Corp. II, Class A * 178 1,752
TLG Acquisition One Corp.,
Class A * 238 2,349
TortoiseEcofin Acquisition
Corp. III, Class A * 205 1,986
TPG Pace Beneficial Finance
Corp., Class A * 208 2,076
TPG Pace Beneficial II Corp.,
Class A * 244 2,391
TPG, Inc. (d) 422 12,035
Tradeweb Markets, Inc.,
Class A 6,251 440,821
Trine II Acquisition Corp.,
Class A * 246 2,460
Twelve Seas Investment Co.
II, Class A * 212 2,082
TZP Strategies Acquisition
Corp., Class A * 170 1,678
USHG Acquisition Corp.,
Class A * 171 1,681
Value Line, Inc. 36 3,124
VectoIQ Acquisition Corp. II,
Class A * 211 2,076
Vector Acquisition Corp. II,
Class A * 268 2,637
Victory Capital Holdings, Inc.,
Class A 3,363 93,054
Virtu Financial, Inc., Class A 6,319 147,422
Virtus Investment Partners,
Inc. 678 139,885
Warburg Pincus Capital Corp.
I-A, Class A * 169 1,663
Warburg Pincus Capital Corp.
I-B, Class B * 327 3,211
Warrior Technologies
Acquisition Co., Class A * 164 1,635
WisdomTree Investments,
Inc. (d) 1,597 8,304
Zimmer Energy Transition
Acquisition Corp., Class A * 205 1,997
65,939,484
Chemicals 0.8%
AdvanSix, Inc. 1,114 43,769
Air Products & Chemicals, Inc. 11,326 2,811,453
Albemarle Corp. (d) 5,974 1,459,508
American Vanguard Corp. 1,220 28,560
Amyris, Inc. *(d) 6,303 11,219
Ashland Global Holdings, Inc. 2,574 258,610
Aspen Aerogels, Inc. *(d) 776 10,150
Avient Corp. 5,048 217,821
Axalta Coating Systems
Ltd. *(d) 11,268 284,179
Balchem Corp. 1,709 232,014
Cabot Corp. 2,594 192,631
Celanese Corp. 5,310 623,978
CF Industries Holdings, Inc. 10,310 984,502
Chase Corp. 308 28,003
Chemours Co. (The) 8,394 298,743
Corteva, Inc. 40,094 2,307,410
Common Stocks
Shares Value ($)
Chemicals
Danimer Scientific, Inc. *(d) 2,498 11,541
Diversey Holdings Ltd. * 10,507 78,697
Dow, Inc. 40,321 2,145,480
DuPont de Nemours, Inc. 26,492 1,622,105
Eastman Chemical Co. 6,647 637,647
Ecolab, Inc. 13,197 2,179,749
Ecovyst, Inc. 2,183 22,332
Element Solutions, Inc. 12,786 252,651
FMC Corp. 8,108 900,799
FutureFuel Corp. 939 6,751
GCP Applied Technologies,
Inc. * 4,608 145,152
Ginkgo Bioworks Holdings,
Inc. *(d) 48,788 139,534
Hawkins, Inc. 787 31,283
HB Fuller Co. 1,919 123,200
Huntsman Corp. (d) 20,970 607,291
Ingevity Corp. *(d) 2,225 149,298
Innospec, Inc. 1,663 169,626
International Flavors &
Fragrances, Inc. 13,199 1,637,336
Intrepid Potash, Inc. * 412 18,787
Koppers Holdings, Inc. 823 19,373
Kronos Worldwide, Inc. 1,495 26,267
Linde plc 23,011 6,949,322
Livent Corp. *(d) 9,013 224,334
LSB Industries, Inc. * 4,891 67,545
LyondellBasell Industries NV,
Class A 15,459 1,377,706
Mativ, Inc. 3,211 70,160
Minerals Technologies, Inc. 2,002 133,754
Mosaic Co. (The) (d) 18,846 992,430
NewMarket Corp. 409 127,117
Olin Corp. 6,815 356,220
Origin Materials, Inc. *(d) 10,283 60,464
Orion Engineered Carbons SA 3,376 58,371
Perimeter Solutions SA *(d) 8,097 93,520
PPG Industries, Inc. 12,195 1,576,692
PureCycle Technologies,
Inc. *(d) 8,866 67,204
Quaker Chemical Corp. (d) 742 120,360
Rayonier Advanced Materials,
Inc. * 2,427 8,592
RPM International, Inc. (d) 6,788 613,635
Scotts Miracle-Gro Co.
(The) (d) 2,276 202,450
Sensient Technologies
Corp. (d) 1,738 149,433
Sherwin-Williams Co. (The) 13,046 3,156,349
Shin-Etsu Chemical Co. Ltd. 29,500 3,783,207
Stepan Co. 1,340 150,361
Tredegar Corp. 1,099 11,518
Trinseo plc 3,001 107,346
Tronox Holdings plc, Class A 6,604 103,088
Valvoline, Inc. 9,407 303,094
Westlake Corp. (d) 2,244 218,431
41,800,152
Commercial Services & Supplies 0.2%
ABM Industries, Inc. 3,880 173,979
ACCO Brands Corp. 3,364 24,120
ACV Auctions, Inc., Class A * 8,168 60,362

18 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Aris Water Solution, Inc.,
Class A 2,878 60,927
Aurora Innovation, Inc. * 3,854 9,789
Brady Corp., Class A 2,944 140,870
BrightView Holdings, Inc. * 1,618 21,261
Brink's Co. (The) (d) 2,112 120,257
Casella Waste Systems, Inc.,
Class A *(d) 2,621 212,170
Cimpress plc * 944 37,939
Cintas Corp. 4,606 1,959,807
Clean Harbors, Inc. * 2,306 225,043
CompX International, Inc. 68 1,547
Copart, Inc. * 11,055 1,416,146
CoreCivic, Inc. * 8,781 94,571
Deluxe Corp. 2,702 67,928
Driven Brands Holdings, Inc. * 4,140 125,773
Ennis, Inc. 1,009 22,047
GEO Group, Inc. (The) *(d) 4,253 27,900
Harsco Corp. * 2,961 14,242
Healthcare Services Group,
Inc. (d) 5,230 74,998
Heritage-Crystal Clean, Inc. * 695 23,324
HNI Corp. 3,735 131,920
IAA, Inc. * 7,164 270,298
Interface, Inc. 2,281 33,052
KAR Auction Services, Inc. * 8,378 143,264
Kimball International, Inc.,
Class B 1,443 11,818
Li-Cycle Holdings Corp. *(d) 8,155 58,634
Matthews International Corp.,
Class A 1,211 33,848
MillerKnoll, Inc. 4,248 127,907
Montrose Environmental
Group, Inc. * 809 32,457
MSA Safety, Inc. 1,978 253,857
NL Industries, Inc. 307 2,864
Pitney Bowes, Inc. 2,124 6,946
Republic Services, Inc. 11,395 1,580,031
Rollins, Inc. 13,639 526,056
SP Plus Corp. * 922 31,588
Steelcase, Inc., Class A (d) 3,443 38,321
Stericycle, Inc. *(d) 4,731 221,742
Tetra Tech, Inc. 2,912 446,322
UniFirst Corp. 906 177,476
Viad Corp. * 823 27,793
VSE Corp. 75 3,146
Waste Management, Inc. 21,729 3,575,724
12,650,064
Communications Equipment 0.3%
ADTRAN Holdings, Inc. (d) 1,872 45,097
Arista Networks, Inc. * 13,454 1,569,140
Aviat Networks, Inc. *(d) 66 1,939
Calix, Inc. * 3,062 174,656
Cambium Networks Corp. * 150 2,828
Casa Systems, Inc. *(d) 982 4,340
Ciena Corp. * 7,593 391,799
Cisco Systems, Inc. 216,292 9,813,168
Clearfield, Inc. *(d) 381 37,548
CommScope Holding Co.,
Inc. * 12,595 113,733
Common Stocks
Shares Value ($)
Communications Equipment
Comtech Telecommunications
Corp. 1,023 11,887
Digi International, Inc. * 1,209 34,444
DZS, Inc. * 348 6,522
Extreme Networks, Inc. * 4,924 64,406
F5, Inc. * 3,243 542,748
Harmonic, Inc. *(d) 3,599 39,301
Infinera Corp. *(d) 6,488 42,496
Inseego Corp. *(d) 2,792 6,226
Juniper Networks, Inc. 25,990 728,500
Lumentum Holdings, Inc. *(d) 3,369 304,760
Motorola Solutions, Inc. 8,580 2,047,102
NETGEAR, Inc. * 1,186 30,575
NetScout Systems, Inc. * 4,828 171,780
Plantronics, Inc. * 2,340 93,109
Ribbon Communications, Inc. * 2,494 8,455
Ubiquiti, Inc. 534 161,070
Viasat, Inc. * 3,812 125,529
Viavi Solutions, Inc. *(d) 16,414 242,927
16,816,085
Construction & Engineering 0.1%
AECOM (d) 6,672 480,384
Ameresco, Inc., Class A * 1,733 99,162
API Group Corp. * 10,140 179,579
Arcosa, Inc. 2,803 144,523
Argan, Inc. 598 22,222
Comfort Systems USA, Inc. 1,974 208,573
Concrete Pumping Holdings,
Inc. *(d) 859 5,609
Construction Partners, Inc.,
Class A * 3,373 80,210
Dycom Industries, Inc. *(d) 1,716 177,022
EMCOR Group, Inc. 2,156 250,894
Fluor Corp. *(d) 8,166 207,498
Granite Construction, Inc. (d) 3,288 98,311
Great Lakes Dredge & Dock
Corp. * 2,545 32,907
IES Holdings, Inc. * 342 11,286
Infrastructure and Energy
Alternatives, Inc. * 286 4,038
MasTec, Inc. * 3,125 246,656
MDU Resources Group, Inc. 10,854 310,099
MYR Group, Inc. *(d) 565 53,805
Northwest Pipe Co. * 343 10,753
NV5 Global, Inc. *(d) 1,043 141,431
Primoris Services Corp. 4,133 96,547
Quanta Services, Inc. (d) 7,221 1,001,769
Sterling Infrastructure, Inc. * 1,160 29,824
Tutor Perini Corp. * 1,655 15,027
Valmont Industries, Inc. (d) 943 256,006
WillScot Mobile Mini Holdings
Corp. * 11,064 427,181
4,591,316
Construction Materials 0.1%
Eagle Materials, Inc. 2,181 275,787
Martin Marietta Materials, Inc. 3,221 1,134,050
Summit Materials, Inc.,
Class A * 6,584 181,126
United States Lime &
Minerals, Inc. 69 7,098

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Construction Materials
Vulcan Materials Co. 6,924 1,144,745
2,742,806
Consumer Finance 0.2%
Ally Financial, Inc. 18,508 612,060
American Express Co. 32,312 4,976,694
Atlanticus Holdings Corp. *(d) 151 5,835
Bread Financial Holdings, Inc. 2,581 102,233
Capital One Financial Corp. 20,982 2,304,453
Credit Acceptance Corp. *(d) 484 278,741
Curo Group Holdings Corp. 863 6,179
Discover Financial Services 14,460 1,460,460
Encore Capital Group, Inc. * 2,251 163,040
Enova International, Inc. * 2,793 96,386
EZCORP, Inc., Class A *(d) 2,373 19,079
FirstCash Holdings, Inc. 2,110 154,579
Green Dot Corp., Class A * 540 15,174
LendingClub Corp. * 5,529 76,577
LendingTree, Inc. * 792 36,099
Navient Corp. 9,119 150,190
Nelnet, Inc., Class A 904 85,961
OneMain Holdings, Inc. (d) 6,492 241,502
Oportun Financial Corp. * 852 7,821
PRA Group, Inc. * 3,929 156,531
PROG Holdings, Inc. * 3,503 64,525
Regional Management Corp. 405 16,605
SLM Corp. 16,931 264,124
SoFi Technologies, Inc. *(d) 43,926 277,173
Synchrony Financial 27,519 921,336
Upstart Holdings, Inc. *(d) 4,182 101,748
World Acceptance Corp. *(d) 220 24,371
12,619,476
Containers & Packaging 0.2%
Amcor plc 71,106 920,823
AptarGroup, Inc. 3,373 363,475
Ardagh Group SA ^∞(d) 742 9,928
Ardagh Metal Packaging SA 12,033 81,343
Avery Dennison Corp. 4,401 838,215
Ball Corp. (d) 18,615 1,366,713
Berry Global Group, Inc. * 5,942 342,556
Crown Holdings, Inc. 7,566 769,311
Cryptyde, Inc. *(d) 112 124
Graphic Packaging Holding
Co. 16,171 359,805
Greif, Inc., Class A (d) 1,139 80,235
International Paper Co. 23,630 1,010,655
Myers Industries, Inc. 1,478 35,960
O-I Glass, Inc. * 9,666 142,187
Packaging Corp. of America 4,843 680,974
Pactiv Evergreen, Inc. 2,979 30,445
Ranpak Holdings Corp. * 2,590 13,235
Sealed Air Corp. 6,962 425,517
Silgan Holdings, Inc. (d) 4,494 199,983
Sonoco Products Co. (d) 4,880 309,831
TriMas Corp. 1,661 49,166
Westrock Co. 12,637 535,303
8,565,784
Distributors 0.1%
Funko, Inc., Class A * 1,102 28,883
Genuine Parts Co. 7,992 1,221,737
Common Stocks
Shares Value ($)
Distributors
LKQ Corp. 13,495 740,066
Pool Corp. 2,003 716,473
2,707,159
Diversified Consumer Services 0.1%
2U, Inc. *(d) 4,251 41,617
ADT, Inc. 16,018 116,931
Adtalem Global Education,
Inc. *(d) 2,494 100,009
American Public Education,
Inc. * 601 9,442
Bright Horizons Family
Solutions, Inc. * 3,145 294,592
Carriage Services, Inc. 709 25,722
Chegg, Inc. *(d) 7,774 165,586
Coursera, Inc. *(d) 4,522 62,811
Duolingo, Inc. *(d) 1,279 117,348
European Wax Center, Inc.,
Class A 279 5,837
Frontdoor, Inc. *(d) 4,375 117,119
Graham Holdings Co., Class B 220 130,788
Grand Canyon Education,
Inc. * 1,480 142,184
H&R Block, Inc. 9,125 364,635
Laureate Education, Inc.,
Class A 7,448 88,184
Mister Car Wash, Inc. *(d) 6,804 78,926
OneSpaWorld Holdings
Ltd. *(d) 1,489 10,736
Perdoceo Education Corp. * 2,668 36,552
PowerSchool Holdings, Inc.,
Class A * 2,071 29,843
Rover Group, Inc. * 1,075 4,698
Service Corp. International 7,508 559,046
Strategic Education, Inc. (d) 1,678 120,531
Stride, Inc. *(d) 2,451 109,511
Terminix Global Holdings,
Inc. * 6,613 295,601
Udemy, Inc. *(d) 4,476 53,488
Universal Technical Institute,
Inc. * 196 1,576
Vivint Smart Home, Inc. * 3,613 17,270
WW International, Inc. * 1,724 11,447
3,112,030
Diversified Financial Services 0.7%
Alerus Financial Corp. 520 12,813
A-Mark Precious Metals, Inc. 1,751 53,055
Apollo Global Management,
Inc. (d) 24,966 1,425,559
Banco Latinoamericano de
Comercio Exterior SA,
Class E 11,664 161,546
Berkshire Hathaway, Inc.,
Class B *(d) 91,065 27,374,139
Cannae Holdings, Inc. * 5,301 111,904
Compass Diversified Holdings 2,680 64,668
Equitable Holdings, Inc. 25,135 714,588
Jackson Financial, Inc.,
Class A 4,051 111,443
ORIX Corp. 279,100 4,949,056

20 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Diversified Financial Services
Pershing Square Holdings
Ltd. *∞ 1,191 0
Voya Financial, Inc. 3,780 227,405
35,206,176
Diversified Telecommunication Services 0.4%
Anterix, Inc. * 550 24,469
AST SpaceMobile, Inc. *(d) 308 2,165
AT&T, Inc. 379,741 7,131,536
ATN International, Inc. 470 21,639
Bandwidth, Inc., Class A * 777 12,922
Charge Enterprises, Inc. * 10,175 30,932
Cogent Communications
Holdings, Inc. 2,823 180,136
Consolidated Communications
Holdings, Inc. * 3,152 20,803
EchoStar Corp., Class A * 1,149 22,704
Frontier Communications
Parent, Inc. * 12,220 316,620
Globalstar, Inc. *(d) 29,896 41,854
IDT Corp., Class B * 1,602 41,700
Iridium Communications, Inc. * 6,804 304,207
Liberty Latin America Ltd.,
Class A * 8,815 64,896
Lumen Technologies, Inc. 52,009 566,378
Ooma, Inc. * 777 9,270
Radius Global Infrastructure,
Inc. *(d) 2,537 38,765
Starry Group Holdings, Inc.,
Class A *(d) 936 2,995
Verizon Communications, Inc. 222,022 10,255,196
19,089,187
Electric Utilities 0.8%
ALLETE, Inc. 3,358 208,431
Alliant Energy Corp. 12,918 787,094
American Electric Power Co.,
Inc. 26,697 2,631,256
Avangrid, Inc. 5,155 251,203
Constellation Energy Corp. 17,372 1,148,289
Duke Energy Corp. 40,609 4,464,147
Edison International 21,752 1,474,133
Entergy Corp. 10,195 1,173,750
Evergy, Inc. 10,985 749,836
Eversource Energy 18,099 1,596,694
Exelon Corp. 54,049 2,512,738
FirstEnergy Corp. 36,449 1,498,054
Hawaiian Electric Industries,
Inc. 5,820 246,186
IDACORP, Inc. 2,764 308,794
MGE Energy, Inc. 2,210 179,850
NextEra Energy, Inc. 101,717 8,594,069
NRG Energy, Inc. 16,476 621,969
OGE Energy Corp. 8,620 354,110
Otter Tail Corp. 1,945 136,675
PG&E Corp. *(d) 85,095 924,132
Pinnacle West Capital Corp. 7,991 587,099
PNM Resources, Inc. 4,613 222,670
Portland General Electric Co. 4,774 245,097
PPL Corp. 47,168 1,371,645
Southern Co. (The) 59,640 4,585,720
Via Renewables, Inc. 425 3,451
Common Stocks
Shares Value ($)
Electric Utilities
Xcel Energy, Inc. 31,289 2,289,729
39,166,821
Electrical Equipment 0.5%
Acuity Brands, Inc. 1,863 339,811
Allied Motion Technologies,
Inc. 506 13,632
AMETEK, Inc. 11,839 1,462,117
Array Technologies, Inc. * 7,153 120,528
Atkore, Inc. * 2,409 239,141
AZZ, Inc. 1,020 43,391
Babcock & Wilcox Enterprises,
Inc. * 515 4,099
Blink Charging Co. *(d) 1,378 29,172
Bloom Energy Corp.,
Class A *(d) 7,764 157,066
ChargePoint Holdings,
Inc. *(d) 13,531 204,453
Eaton Corp. plc 21,891 3,248,406
Emerson Electric Co. (d) 32,390 2,917,367
Encore Wire Corp. 1,080 149,548
Energy Vault Holdings, Inc. * 797 3,547
EnerSys (d) 2,581 170,114
Enovix Corp. *(d) 7,719 102,817
ESS Tech, Inc. *(d) 910 3,458
Fluence Energy, Inc. *(d) 5,511 75,721
FuelCell Energy, Inc. *(d) 18,822 67,571
Fuji Electric Co. Ltd. 74,700 3,376,523
Generac Holdings, Inc. *(d) 3,229 866,341
GrafTech International Ltd. 12,015 92,516
Heliogen, Inc. *(d) 1,105 2,729
Hubbell, Inc. (d) 2,816 616,760
Nidec Corp. 73,100 5,085,566
nVent Electric plc 9,158 323,369
Plug Power, Inc. * 27,547 587,853
Powell Industries, Inc. 325 7,787
Preformed Line Products Co. 99 5,920
Regal Rexnord Corp. 3,179 426,940
Rockwell Automation, Inc. (d) 5,893 1,504,365
Sensata Technologies Holding
plc 8,045 357,761
Shoals Technologies Group,
Inc., Class A * 5,480 129,492
SKYX Platforms Corp. *(d) 471 2,821
Stem, Inc. *(d) 8,481 96,090
Sunrun, Inc. *(d) 10,598 346,449
Thermon Group Holdings,
Inc. * 1,347 20,973
TPI Composites, Inc. * 1,236 20,357
Vertiv Holdings Co. 16,309 186,249
Vicor Corp. *(d) 1,263 92,148
23,500,968
Electronic Equipment, Instruments & Components 0.5%
908 Devices, Inc. *(d) 3,484 78,390
Advanced Energy Industries,
Inc. 2,113 189,092
Aeva Technologies, Inc. *(d) 4,897 17,286
AEye, Inc. *(d) 932 2,088
Akoustis Technologies,
Inc. *(d) 1,096 4,691
Amphenol Corp., Class A 30,406 2,345,215

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Arlo Technologies, Inc. * 3,037 21,350
Arrow Electronics, Inc. * 3,438 440,648
Avnet, Inc. 4,825 230,973
Badger Meter, Inc. 1,700 163,523
Belden, Inc. 2,495 161,476
Benchmark Electronics, Inc. 2,558 65,434
CDW Corp. 6,998 1,270,347
Cognex Corp. 9,125 465,192
Corning, Inc. (d) 46,863 1,722,684
CTS Corp. 1,605 65,291
ePlus, Inc. * 1,288 71,574
Fabrinet * 1,880 180,593
FARO Technologies, Inc. * 702 22,829
Flex Ltd. * 10,048 168,806
Hamamatsu Photonics KK 35,100 1,593,804
Ibiden Co. Ltd. 80,200 2,359,819
Identiv, Inc. * 133 1,801
II-VI, Inc. *(d) 6,924 364,463
Insight Enterprises, Inc. *(d) 1,510 141,049
IPG Photonics Corp. * 2,185 232,877
Itron, Inc. * 3,060 178,704
Jabil, Inc. (d) 6,594 391,288
Keyence Corp. 4,600 1,825,489
Keysight Technologies, Inc. * 9,095 1,478,847
Kimball Electronics, Inc. * 985 21,670
Knowles Corp. * 4,775 94,306
Lightwave Logic, Inc. *(d) 8,374 89,351
Littelfuse, Inc. 1,224 341,337
Methode Electronics, Inc. 2,733 112,709
MicroVision, Inc. *(d) 5,456 28,098
Mirion Technologies, Inc. *(d) 12,117 82,396
Napco Security Technologies,
Inc. * 1,043 26,763
National Instruments Corp. 6,337 240,806
nLight, Inc. * 1,414 17,336
Novanta, Inc. * 1,704 262,757
OSI Systems, Inc. * 394 38,088
Ouster, Inc. *(d) 1,030 1,813
PAR Technology Corp. *(d) 700 29,134
PC Connection, Inc. 544 25,802
Plexus Corp. * 1,389 130,497
Rogers Corp. * 1,034 278,404
Sanmina Corp. *(d) 3,791 174,575
ScanSource, Inc. * 1,939 61,951
SmartRent, Inc. *(d) 11,307 63,998
Taiyo Yuden Co. Ltd. 40,400 1,435,448
TD SYNNEX Corp. 2,564 257,477
Teledyne Technologies, Inc. * 2,225 870,865
Trimble, Inc. * 13,211 917,240
TTM Technologies, Inc. * 6,307 85,334
Velodyne Lidar, Inc. *(d) 4,106 4,311
Vishay Intertechnology, Inc. 8,111 167,573
Vishay Precision Group, Inc. * 477 14,873
Vontier Corp. 8,630 222,654
Zebra Technologies Corp.,
Class A * 2,788 997,240
23,350,429
Energy Equipment & Services 0.1%
Archrock, Inc. 10,555 89,084
Baker Hughes Co. (d) 48,112 1,235,997
Borr Drilling Ltd. *(d) 9,322 35,797
Common Stocks
Shares Value ($)
Energy Equipment & Services
Bristow Group, Inc. * 384 9,907
Cactus, Inc., Class A 2,296 95,491
ChampionX Corp. 11,028 230,375
Core Laboratories NV (d) 276 5,228
Diamond Offshore Drilling,
Inc. *(d) 10,003 67,520
DMC Global, Inc. * 614 13,975
Dril-Quip, Inc. *(d) 1,945 49,889
Expro Group Holdings NV * 5,518 67,209
Halliburton Co. 46,827 1,372,031
Helix Energy Solutions Group,
Inc. * 5,857 23,662
Helmerich & Payne, Inc. (d) 5,604 259,465
Liberty Energy, Inc., Class A * 6,718 95,396
Nabors Industries Ltd. * 511 72,812
National Energy Services
Reunited Corp. * 1,245 8,777
Newpark Resources, Inc. * 3,370 11,863
NexTier Oilfield Solutions,
Inc. * 7,004 69,830
Noble Corp. * 2,591 77,730
NOV, Inc. 19,420 361,406
Oceaneering International,
Inc. * 6,263 66,513
Oil States International,
Inc. *(d) 2,270 11,577
Patterson-UTI Energy, Inc. (d) 12,442 205,915
ProPetro Holding Corp. * 3,619 38,072
RPC, Inc. * 3,361 27,426
Schlumberger NV 73,543 2,723,297
Select Energy Services, Inc.,
Class A * 2,773 20,714
Solaris Oilfield Infrastructure,
Inc., Class A 1,191 13,208
TETRA Technologies, Inc. * 14,206 62,222
Tidewater, Inc. * 3,194 70,364
Transocean Ltd. * 4,062 13,730
US Silica Holdings, Inc. * 2,886 39,913
Valaris Ltd. * 3,309 166,046
Weatherford International plc * 420 9,715
7,722,156
Entertainment 0.6%
Activision Blizzard, Inc. 40,432 3,232,538
AMC Entertainment Holdings,
Inc., Class A *(d) 26,768 389,742
Capcom Co. Ltd. 50,600 1,404,465
Cinemark Holdings, Inc. *(d) 6,696 122,738
Electronic Arts, Inc. 14,651 1,922,651
Endeavor Group Holdings,
Inc., Class A * 1,602 36,510
IMAX Corp. * 1,679 28,224
Liberty Media Corp.-Liberty
Braves, Class A * 1,502 41,933
Liberty Media Corp.-Liberty
Formula One, Class A *(d) 9,273 627,501
Lions Gate Entertainment
Corp., Class A * 8,189 68,910
Live Nation Entertainment,
Inc. *(d) 8,637 811,792
Madison Square Garden
Entertainment Corp. *(d) 1,840 107,143

22 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Entertainment
Madison Square Garden
Sports Corp., Class A * 966 148,551
Marcus Corp. (The) *(d) 868 14,261
Netflix, Inc. * 22,645 5,092,860
Playstudios, Inc. *(d) 12,436 49,993
Playtika Holding Corp. * 4,768 58,503
ROBLOX Corp., Class A *(d) 23,417 1,005,292
Roku, Inc. *(d) 6,210 406,879
Sciplay Corp., Class A * 146 1,991
Skillz, Inc. *(d) 17,227 27,219
Spotify Technology SA * 6,393 722,537
Take-Two Interactive
Software, Inc. * 8,247 1,094,640
Walt Disney Co. (The) * 98,309 10,430,585
Warner Bros Discovery, Inc. * 120,689 1,810,335
Warner Music Group Corp.,
Class A 818 24,540
World Wrestling
Entertainment, Inc.,
Class A (d) 36,842 2,553,519
32,235,852
Equity Real Estate Investment Trusts (REITs) 1.5%
Acadia Realty Trust 3,741 64,083
Agree Realty Corp. 3,066 244,023
Alexander & Baldwin, Inc. 5,463 108,768
Alexander's, Inc. 99 24,107
Alexandria Real Estate
Equities, Inc. 8,139 1,349,283
American Assets Trust, Inc. 3,727 112,667
American Campus
Communities, Inc. 6,831 446,201
American Homes 4 Rent,
Class A 15,216 576,382
American Tower Corp. 23,993 6,498,024
Americold Realty Trust, Inc. 18,674 611,573
Apartment Income REIT Corp. 7,696 348,937
Apartment Investment and
Management Co., Class A * 12,428 103,401
Apple Hospitality REIT, Inc. 13,443 224,229
Armada Hoffler Properties,
Inc. 9,848 139,645
Ashford Hospitality Trust, Inc. * 205 1,788
AvalonBay Communities, Inc. 8,112 1,735,481
Belpointe Prep LLC * 20 1,986
Bluerock Residential Growth
REIT, Inc. 2,166 56,901
Boston Properties, Inc. 8,111 739,399
Braemar Hotels & Resorts,
Inc. 443 2,299
Brandywine Realty Trust 13,195 123,373
Brixmor Property Group, Inc. 16,226 376,119
Broadstone Net Lease, Inc. 7,731 175,262
BRT Apartments Corp. 391 8,989
Camden Property Trust 5,183 731,321
CareTrust REIT, Inc. 6,156 127,121
CatchMark Timber Trust, Inc.,
Class A 1,915 21,525
CBL & Associates Properties,
Inc. 2,595 79,900
Cedar Realty Trust, Inc. 81 2,354
Centerspace 1,284 110,283
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Chatham Lodging Trust * 1,914 23,274
City Office REIT, Inc. 1,492 21,037
Clipper Realty, Inc. 525 4,730
Community Healthcare Trust,
Inc. 867 33,770
Corporate Office Properties
Trust 5,892 165,860
Cousins Properties, Inc. 5,956 183,743
Crown Castle International
Corp. 23,357 4,219,676
CTO Realty Growth, Inc. 769 16,303
CubeSmart 10,912 500,533
DiamondRock Hospitality Co. * 10,018 92,967
Digital Realty Trust, Inc. 14,947 1,979,730
Diversified Healthcare Trust 9,023 15,610
Douglas Emmett, Inc. 9,237 218,363
Duke Realty Corp. 19,487 1,219,107
Easterly Government
Properties, Inc. 6,174 125,147
EastGroup Properties, Inc. 2,166 369,390
Empire State Realty Trust,
Inc., Class A 5,230 44,612
EPR Properties 7,049 379,307
Equinix, Inc. 4,753 3,344,876
Equity Commonwealth * 5,322 149,282
Equity LifeStyle Properties,
Inc. 8,975 659,842
Equity Residential 19,523 1,530,408
Essential Properties Realty
Trust, Inc. 7,980 192,478
Essex Property Trust, Inc. 3,323 952,139
Extra Space Storage, Inc. 8,052 1,526,015
Farmland Partners, Inc. 1,148 17,036
Federal Realty OP LP 4,131 436,275
First Industrial Realty Trust,
Inc. 6,153 319,648
Four Corners Property Trust,
Inc. 5,729 167,459
Franklin Street Properties
Corp. 4,213 15,967
Gaming and Leisure
Properties, Inc. 11,374 591,334
Getty Realty Corp. 381 11,179
Gladstone Commercial Corp. 1,296 27,151
Gladstone Land Corp. 3,083 83,580
Global Medical REIT, Inc. 1,644 20,024
Global Net Lease, Inc. 8,206 123,829
Healthcare Realty Trust, Inc. 19,102 501,428
Healthpeak Properties, Inc. 27,916 771,319
Hersha Hospitality Trust * 1,332 13,427
Highwoods Properties, Inc. 5,590 198,836
Host Hotels & Resorts, Inc. 37,856 674,215
Hudson Pacific Properties,
Inc. 5,727 86,134
Independence Realty Trust,
Inc. 11,392 252,902
Indus Realty Trust, Inc. 88 5,375
Industrial Logistics Properties
Trust 6,234 62,527
Innovative Industrial
Properties, Inc. 1,354 130,539

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
InvenTrust Properties Corp. 3,689 105,764
Invitation Homes, Inc. 39,371 1,536,650
Iron Mountain, Inc. 14,604 708,148
iStar, Inc. 4,421 73,875
JBG SMITH Properties 5,904 150,198
Kilroy Realty Corp. 6,080 329,414
Kimco Realty Corp. 34,539 763,657
Kite Realty Group Trust 9,345 185,872
Lamar Advertising Co.,
Class A 4,455 450,222
Life Storage, Inc. 3,964 499,028
LTC Properties, Inc. 1,583 66,328
LXP Industrial Trust 16,645 182,596
Macerich Co. (The) 11,038 117,113
Medical Properties Trust, Inc. 29,920 515,821
Mid-America Apartment
Communities, Inc. 5,854 1,087,263
National Health Investors, Inc. 2,652 171,956
National Retail Properties, Inc. 16,572 788,993
National Storage Affiliates
Trust 4,192 229,889
Necessity Retail REIT, Inc.
(The) 4,393 34,221
NETSTREIT Corp. 3,278 67,199
NexPoint Residential Trust,
Inc. 1,250 83,175
Office Properties Income Trust 1,753 36,427
Omega Healthcare Investors,
Inc. 17,905 555,055
One Liberty Properties, Inc. 726 20,147
Orion Office REIT, Inc. 1,720 18,817
Outfront Media, Inc. 6,507 120,119
Paramount Group, Inc. 6,670 52,360
Park Hotels & Resorts, Inc. 14,260 222,313
Pebblebrook Hotel Trust 8,024 156,949
Phillips Edison & Co., Inc. 5,999 204,206
Physicians Realty Trust 11,990 213,062
Piedmont Office Realty Trust,
Inc., Class A 7,498 103,172
Plymouth Industrial REIT, Inc. 2,843 54,756
Postal Realty Trust, Inc.,
Class A 111 1,874
PotlatchDeltic Corp. 3,609 176,949
Prologis, Inc. 38,144 5,056,369
Public Storage 8,236 2,688,313
Rayonier, Inc. 7,449 281,200
Realty Income Corp. 30,071 2,224,953
Regency Centers Corp. 8,974 578,195
Retail Opportunity
Investments Corp. 5,945 103,800
Rexford Industrial Realty, Inc. 8,099 529,756
RLJ Lodging Trust 10,771 134,530
RPT Realty 3,018 32,806
Ryman Hospitality Properties,
Inc. * 3,020 267,391
Sabra Health Care REIT, Inc. 12,335 189,836
Safehold, Inc. 907 38,674
Saul Centers, Inc. 544 28,440
SBA Communications Corp. 5,467 1,835,764
Service Properties Trust 4,990 32,635
Simon Property Group, Inc. 16,775 1,822,436
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
SITE Centers Corp. 10,169 148,569
SL Green Realty Corp. 3,743 185,840
Spirit Realty Capital, Inc. 6,530 289,540
STAG Industrial, Inc. 13,812 452,757
STORE Capital Corp. 21,232 616,153
Summit Hotel Properties, Inc. * 3,345 26,258
Sun Communities, Inc. 5,897 966,872
Sunstone Hotel Investors,
Inc. * 14,883 168,624
Tanger Factory Outlet
Centers, Inc. 6,838 111,254
Terreno Realty Corp. 4,225 264,696
UDR, Inc. 16,437 795,551
UMH Properties, Inc. 4,533 96,598
Uniti Group, Inc. 12,083 120,468
Universal Health Realty
Income Trust 504 27,166
Urban Edge Properties 6,952 114,221
Urstadt Biddle Properties, Inc.,
Class A 1,250 23,000
Ventas, Inc. 20,467 1,100,715
Veris Residential, Inc. * 6,463 90,159
VICI Properties, Inc. 53,232 1,820,002
Vornado Realty Trust 8,939 271,656
Washington REIT 6,371 141,245
Welltower, Inc. 23,657 2,042,545
Weyerhaeuser Co. 45,119 1,638,722
Whitestone REIT 1,620 18,193
WP Carey, Inc. 11,515 1,028,290
Xenia Hotels & Resorts, Inc. * 4,237 69,572
76,181,159
Food & Staples Retailing 0.6%
Albertsons Cos., Inc., Class A 10,093 270,997
Andersons, Inc. (The) 1,256 45,430
BJ's Wholesale Club Holdings,
Inc. * 6,348 429,760
Casey's General Stores,
Inc. (d) 1,974 400,031
Chefs' Warehouse, Inc. (The) * 1,640 56,760
Costco Wholesale Corp. 22,921 12,407,137
Grocery Outlet Holding Corp. * 4,788 204,543
HF Foods Group, Inc. * 1,277 6,717
Ingles Markets, Inc.,
Class A (d) 571 54,508
Kroger Co. (The) 33,801 1,569,718
Natural Grocers by Vitamin
Cottage, Inc. 296 4,908
Performance Food Group
Co. * 7,334 364,573
PriceSmart, Inc. (d) 1,691 112,249
Rite Aid Corp. *(d) 2,144 17,645
SpartanNash Co. (d) 3,059 98,775
Sprouts Farmers Market, Inc. * 5,991 165,591
Sysco Corp. 26,040 2,210,796
United Natural Foods, Inc. * 3,179 135,139
US Foods Holding Corp. * 12,477 393,026
Village Super Market, Inc.,
Class A 257 5,801
Walgreens Boots Alliance, Inc. 37,221 1,474,696
Walmart, Inc. 82,668 10,916,309

24 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Food & Staples Retailing
Weis Markets, Inc. 1,257 96,701
31,441,810
Food Products 0.6%
Ajinomoto Co., Inc. 202,900 5,337,926
AppHarvest, Inc. *(d) 2,632 10,107
Archer-Daniels-Midland Co. 28,351 2,346,612
B&G Foods, Inc. (d) 4,948 122,265
Benson Hill, Inc. *(d) 17,201 55,903
Beyond Meat, Inc. *(d) 3,178 101,664
BRC, Inc., Class A *(d) 266 2,498
Bunge Ltd. 7,209 665,607
Calavo Growers, Inc. 661 26,638
Cal-Maine Foods, Inc. 2,324 118,780
Campbell Soup Co. 15,141 747,208
Conagra Brands, Inc. 31,022 1,061,263
Darling Ingredients, Inc. * 8,558 592,898
Dole plc 566 5,303
Flowers Foods, Inc. (d) 10,480 297,737
Fresh Del Monte Produce,
Inc. (d) 1,276 37,910
Freshpet, Inc. * 2,256 120,561
General Mills, Inc. 32,252 2,412,127
Hain Celestial Group, Inc.
(The) * 5,131 116,730
Hershey Co. (The) 7,264 1,655,901
Hormel Foods Corp. (d) 21,052 1,038,706
Hostess Brands, Inc. *(d) 6,910 156,304
Ingredion, Inc. 3,061 278,490
J & J Snack Foods Corp. 1,001 135,646
J M Smucker Co. (The) 6,670 882,574
John B Sanfilippo & Son, Inc. 351 26,290
Kellogg Co. (d) 16,388 1,211,401
Kraft Heinz Co. (The) (d) 43,130 1,588,478
Lamb Weston Holdings, Inc. 9,468 754,221
Lancaster Colony Corp. (d) 1,136 150,384
Landec Corp. * 976 10,228
McCormick & Co., Inc.
(Non-Voting) (d) 14,682 1,282,473
Mission Produce, Inc. * 2,004 28,417
Mondelez International, Inc.,
Class A 75,057 4,806,650
Pilgrim's Pride Corp. * 4,185 131,283
Post Holdings, Inc. * 2,816 244,823
Seaboard Corp. 8 32,485
Seneca Foods Corp., Class A * 245 13,945
Simply Good Foods Co.
(The) * 4,950 161,469
Sovos Brands, Inc. * 601 8,510
SunOpta, Inc. * 6,610 58,300
Tattooed Chef, Inc. *(d) 2,173 13,712
Tootsie Roll Industries, Inc. (d) 803 28,201
TreeHouse Foods, Inc. * 3,726 161,783
Tyson Foods, Inc., Class A 14,751 1,298,236
Utz Brands, Inc. 2,184 36,735
Whole Earth Brands, Inc. * 247 1,329
30,376,711
Gas Utilities 0.1%
Atmos Energy Corp. 6,921 840,140
Brookfield Infrastructure Corp.,
Class A 4,558 208,802
Common Stocks
Shares Value ($)
Gas Utilities
Chesapeake Utilities Corp. (d) 270 37,025
National Fuel Gas Co. (d) 4,665 337,466
New Jersey Resources
Corp. (d) 5,285 244,114
Northwest Natural Holding Co. 2,745 147,324
ONE Gas, Inc. 2,835 240,805
South Jersey Industries,
Inc. (d) 7,075 242,531
Southwest Gas Holdings, Inc. 3,447 299,751
Spire, Inc. (d) 2,818 212,027
Star Group LP 224 2,204
UGI Corp. 10,833 467,552
3,279,741
Health Care Equipment & Supplies 1.4%
Abbott Laboratories 90,938 9,897,692
ABIOMED, Inc. * 2,326 681,541
Accuray, Inc. *(d) 553 1,161
Alcon, Inc. 1,930 150,714
Align Technology, Inc. * 4,086 1,148,043
Alphatec Holdings, Inc. * 1,850 13,949
AngioDynamics, Inc. * 1,471 33,377
Artivion, Inc. *(d) 1,438 28,185
Asahi Intecc Co. Ltd. 77,600 1,434,604
AtriCure, Inc. *(d) 2,670 131,925
Atrion Corp. 29 19,601
Avanos Medical, Inc. * 3,501 99,323
Axogen, Inc. * 1,392 12,973
Axonics, Inc. * 2,808 182,155
Bausch + Lomb Corp. * 7,208 103,723
Baxter International, Inc. 25,773 1,511,844
Becton Dickinson and Co. 14,611 3,569,613
BioLife Solutions, Inc. * 1,160 22,353
Bioventus, Inc., Class A * 1,155 9,806
Boston Scientific Corp. * 78,559 3,224,847
Butterfly Network, Inc. *(d) 13,323 57,822
Cardiovascular Systems, Inc. * 1,412 21,759
Cerus Corp. * 15,220 82,188
CONMED Corp. 1,294 126,333
Cooper Cos., Inc. (The) 2,500 817,500
CryoPort, Inc. *(d) 2,343 87,160
Cue Health, Inc. *(d) 874 2,954
Cutera, Inc. *(d) 672 31,194
Dentsply Sirona, Inc. 11,663 421,734
Dexcom, Inc. * 19,833 1,627,893
Edwards Lifesciences Corp. * 31,690 3,186,113
Embecta Corp. *(d) 2,830 83,287
Enovis Corp. * 2,323 138,730
Envista Holdings Corp. *(d) 8,550 347,557
Figs, Inc., Class A * 9,916 104,812
Glaukos Corp. *(d) 3,350 180,397
Globus Medical, Inc., Class A * 4,365 256,182
Haemonetics Corp. *(d) 2,881 200,201
Heska Corp. * 665 60,841
Hologic, Inc. * 14,719 1,050,642
Hoya Corp. 63,000 6,328,104
ICU Medical, Inc. * 1,142 202,328
IDEXX Laboratories, Inc. * 4,331 1,728,849
Inari Medical, Inc. *(d) 2,558 198,450
Inogen, Inc. * 742 20,642
Inspire Medical Systems,
Inc. *(d) 1,471 307,424

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Insulet Corp. * 3,452 855,406
Integer Holdings Corp. * 1,819 127,130
Integra LifeSciences Holdings
Corp. *(d) 4,027 221,646
Intuitive Surgical, Inc. * 18,538 4,266,891
iRadimed Corp. 242 10,224
iRhythm Technologies, Inc. * 1,320 204,112
Lantheus Holdings, Inc. * 3,801 291,613
LeMaitre Vascular, Inc. 706 35,547
LivaNova plc * 3,042 193,684
Masimo Corp. * 2,682 387,764
Medtronic plc 69,097 6,392,854
Meridian Bioscience, Inc. * 1,669 52,841
Merit Medical Systems, Inc. * 2,969 170,658
Mesa Laboratories, Inc. 367 78,263
Nano-X Imaging Ltd. * 4,287 51,615
Neogen Corp. * 6,206 143,545
Nevro Corp. * 2,034 88,174
Novocure Ltd. *(d) 4,758 323,496
NuVasive, Inc. *(d) 3,016 158,400
Olympus Corp. 294,500 6,241,360
Omnicell, Inc. * 2,450 269,794
OraSure Technologies,
Inc. *(d) 2,533 7,751
Orthofix Medical, Inc. * 723 18,545
OrthoPediatrics Corp. * 521 24,617
Outset Medical, Inc. * 2,980 46,041
Owlet, Inc. *(d) 674 1,436
Paragon 28, Inc. *(d) 3,592 68,248
Penumbra, Inc. * 1,839 256,320
PROCEPT BioRobotics
Corp. *(d) 1,748 66,948
Pulmonx Corp. *(d) 1,092 18,608
QuidelOrtho Corp. * 3,215 328,059
ResMed, Inc. 7,443 1,790,190
SeaSpine Holdings Corp. * 945 5,613
Semler Scientific, Inc. * 40 1,241
Senseonics Holdings, Inc. *(d) 13,428 17,322
Shockwave Medical, Inc. *(d) 1,899 400,556
SI-BONE, Inc. * 1,084 14,569
Silk Road Medical, Inc. * 2,600 118,326
SmileDirectClub, Inc. *(d) 717 825
STAAR Surgical Co. * 2,582 208,367
STERIS plc 4,489 1,012,943
Stryker Corp. (d) 19,103 4,102,369
Surmodics, Inc. * 540 18,792
Tactile Systems Technology,
Inc. * 705 5,464
Tandem Diabetes Care, Inc. * 2,999 198,564
Teleflex, Inc. 2,465 592,734
TransMedics Group, Inc. * 884 35,696
Treace Medical Concepts,
Inc. * 3,736 63,213
UFP Technologies, Inc. *(d) 301 24,237
Utah Medical Products, Inc. 152 13,884
Varex Imaging Corp. * 1,504 33,524
ViewRay, Inc. * 4,674 14,256
Zimmer Biomet Holdings, Inc. 10,900 1,203,251
Zimvie, Inc. * 155 3,010
Zynex, Inc. (d) 674 5,783
71,234,844
Common Stocks
Shares Value ($)
Health Care Providers & Services 1.3%
1Life Healthcare, Inc. *(d) 8,032 136,062
23andMe Holding Co. *(d) 1,259 3,500
Acadia Healthcare Co., Inc. * 4,994 414,053
Accolade, Inc. *(d) 1,841 17,011
AdaptHealth Corp. * 5,446 120,411
Addus HomeCare Corp. * 1,183 109,794
Agiliti, Inc. * 1,620 35,462
agilon health, Inc. *(d) 9,907 247,972
Alignment Healthcare, Inc. * 6,575 96,521
Amedisys, Inc. * 1,788 214,292
AmerisourceBergen Corp. 9,005 1,314,100
AMN Healthcare Services,
Inc. *(d) 2,476 278,401
Apollo Medical Holdings,
Inc. *(d) 2,114 112,105
Brookdale Senior Living, Inc. * 7,585 36,560
Cano Health, Inc. * 11,917 72,575
Cardinal Health, Inc. 18,460 1,099,478
CareMax, Inc. *(d) 521 3,725
Castle Biosciences, Inc. * 886 24,773
Centene Corp. * 29,656 2,757,118
Chemed Corp. 740 356,007
Cigna Corp. 16,124 4,439,905
Clover Health Investments
Corp. *(d) 28,087 78,644
Community Health Systems,
Inc. *(d) 7,505 22,365
CorVel Corp. * 579 95,471
Covetrus, Inc. * 6,411 133,157
Cross Country Healthcare,
Inc. * 1,542 40,647
CVS Health Corp. 67,471 6,455,625
DaVita, Inc. *(d) 3,321 279,495
DocGo, Inc. *(d) 7,454 57,619
Elevance Health, Inc. 12,352 5,893,139
Encompass Health Corp. 5,200 263,224
Enhabit, Inc. *(d) 3,818 66,853
Ensign Group, Inc. (The) (d) 2,709 215,880
Fulgent Genetics, Inc. * 742 44,335
Guardant Health, Inc. * 5,585 280,199
Hanger, Inc. * 1,544 28,672
HCA Healthcare, Inc. 11,864 2,520,151
HealthEquity, Inc. * 4,314 250,945
Henry Schein, Inc. * 7,295 575,065
Hims & Hers Health, Inc. *(d) 12,708 78,663
Humana, Inc. 6,465 3,116,130
Invitae Corp. *(d) 11,874 22,561
Joint Corp. (The) * 507 8,670
Laboratory Corp. of America
Holdings 4,731 1,240,421
LHC Group, Inc. * 1,465 238,883
LifeStance Health Group,
Inc. *(d) 8,443 50,320
McKesson Corp. 7,461 2,548,528
ModivCare, Inc. * 845 84,331
Molina Healthcare, Inc. * 2,860 937,279
National HealthCare Corp. 504 35,799
National Research Corp. 597 22,626
Oak Street Health, Inc. * 7,236 209,482
Oncology Institute, Inc.
(The) *(d) 436 2,817
OPKO Health, Inc. * 32,202 75,997

26 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Providers & Services
Option Care Health, Inc. * 6,855 230,328
Owens & Minor, Inc. 4,751 168,233
Patterson Cos., Inc. 4,878 151,511
Pediatrix Medical Group, Inc. * 7,331 166,120
Pennant Group, Inc. (The) * 1,041 13,887
PetIQ, Inc. * 786 12,890
Premier, Inc., Class A 6,685 257,105
Privia Health Group, Inc. * 3,095 113,834
Progyny, Inc. * 3,751 114,518
Quest Diagnostics, Inc. 6,921 945,201
R1 RCM, Inc. * 7,822 195,550
RadNet, Inc. * 1,776 36,532
Select Medical Holdings Corp. 7,039 208,495
Sema4 Holdings Corp. *(d) 1,461 2,367
Signify Health, Inc.,
Class A *(d) 3,166 54,170
Surgery Partners, Inc. * 1,370 53,951
Tenet Healthcare Corp. * 4,901 324,054
UnitedHealth Group, Inc. 48,965 26,555,678
Universal Health Services,
Inc., Class B 3,158 355,180
US Physical Therapy, Inc. (d) 1,041 135,101
67,958,523
Health Care Technology 0.1%
Allscripts Healthcare
Solutions, Inc. *(d) 6,266 99,128
American Well Corp., Class A * 16,308 63,601
Certara, Inc. * 5,121 117,732
Change Healthcare, Inc. * 14,193 344,464
Computer Programs &
Systems, Inc. * 534 18,028
Definitive Healthcare Corp. * 2,737 71,107
Doximity, Inc., Class A *(d) 5,085 215,197
Evolent Health, Inc.,
Class A *(d) 4,749 161,419
GoodRx Holdings, Inc.,
Class A * 514 3,202
Health Catalyst, Inc. * 3,561 59,611
HealthStream, Inc. * 1,049 25,239
Multiplan Corp. *(d) 20,565 104,059
NextGen Healthcare, Inc. * 2,204 37,732
Nutex Health, Inc. *(d) 3,840 10,138
OptimizeRx Corp. * 470 10,561
Pear Therapeutics, Inc. * 822 1,225
Phreesia, Inc. * 3,014 70,799
Schrodinger, Inc. *(d) 3,190 99,847
Sharecare, Inc. *(d) 2,081 2,976
Simulations Plus, Inc. 558 35,796
Teladoc Health, Inc. *(d) 8,132 299,664
Veeva Systems, Inc., Class A * 7,192 1,607,987
3,459,512
Hotels, Restaurants & Leisure 0.9%
Accel Entertainment, Inc. * 1,671 20,152
Airbnb, Inc., Class A * 19,328 2,145,021
Aramark 14,757 492,884
Bally's Corp. *(d) 954 20,959
Biglari Holdings, Inc.,
Class B * 38 4,568
BJ's Restaurants, Inc. * 706 16,570
Bloomin' Brands, Inc. (d) 5,970 121,728
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Bluegreen Vacations Holding
Corp. 213 5,598
Booking Holdings, Inc. * 2,110 4,084,306
Bowlero Corp. *(d) 5,252 60,083
Boyd Gaming Corp. 4,682 259,898
Brinker International, Inc. *(d) 2,750 76,313
Caesars Entertainment,
Inc. *(d) 13,680 625,039
Carnival Corp. *(d) 49,721 450,472
Century Casinos, Inc. * 1,482 12,493
Cheesecake Factory, Inc.
(The) (d) 3,320 97,044
Chipotle Mexican Grill, Inc. * 1,436 2,246,220
Choice Hotels International,
Inc. 1,465 177,075
Churchill Downs, Inc. 1,925 403,865
Chuy's Holdings, Inc. * 723 16,072
Cracker Barrel Old Country
Store, Inc. (d) 1,460 138,802
Darden Restaurants, Inc. 6,650 827,858
Dave & Buster's
Entertainment, Inc. *(d) 2,756 102,964
Denny's Corp. * 2,176 21,129
Dine Brands Global, Inc. (d) 615 43,856
Domino's Pizza, Inc. 1,896 743,441
DraftKings, Inc., Class A *(d) 18,930 259,909
Dutch Bros, Inc., Class A * 206 7,723
El Pollo Loco Holdings, Inc. * 554 5,385
Everi Holdings, Inc. *(d) 3,053 58,648
Expedia Group, Inc. * 7,930 840,977
F45 Training Holdings, Inc. * 565 1,113
Full House Resorts, Inc. * 204 1,267
Global Business Travel Group
I *(d) 487 3,385
Golden Entertainment, Inc. * 684 30,007
Hilton Grand Vacations, Inc. * 4,570 186,319
Hilton Worldwide Holdings,
Inc. 14,078 1,802,969
Hyatt Hotels Corp., Class A * 2,366 195,787
International Game
Technology plc 6,095 115,500
Jack in the Box, Inc. (d) 1,194 82,553
Krispy Kreme, Inc. (d) 4,935 70,472
Kura Sushi USA, Inc.,
Class A * 134 11,315
Las Vegas Sands Corp. * 20,678 779,354
Life Time Group Holdings,
Inc. *(d) 4,922 71,369
Light & Wonder, Inc. * 5,067 258,113
Lindblad Expeditions
Holdings, Inc. *(d) 1,126 8,895
Marriott International, Inc.,
Class A 14,501 2,303,049
Marriott Vacations Worldwide
Corp. 1,944 266,172
McDonald's Corp. 37,988 10,004,900
MGM Resorts International 41,962 1,373,416
Monarch Casino & Resort,
Inc. * 528 33,871
Noodles & Co., Class A * 1,023 5,330

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Norwegian Cruise Line
Holdings Ltd. *(d) 21,044 255,685
ONE Group Hospitality, Inc.
(The) * 5,460 45,809
Papa John's International,
Inc. (d) 1,691 162,150
Penn National Gaming,
Inc. *(d) 8,680 299,894
Planet Fitness, Inc., Class A * 3,820 301,054
Playa Hotels & Resorts NV * 988 6,778
Portillo's, Inc., Class A *(d) 213 4,863
RCI Hospitality Holdings, Inc. 418 23,809
Red Rock Resorts, Inc.,
Class A 3,279 128,963
Royal Caribbean Cruises Ltd. * 12,033 465,797
Rush Street Interactive, Inc. * 4,099 22,708
Ruth's Hospitality Group, Inc. 1,155 20,270
SeaWorld Entertainment,
Inc. *(d) 2,014 96,128
Shake Shack, Inc.,
Class A *(d) 2,193 112,852
Six Flags Entertainment
Corp. * 4,818 109,224
Sonder Holdings, Inc. *(d) 1,294 2,006
Starbucks Corp. (d) 59,131 5,013,126
Sweetgreen, Inc., Class A *(d) 577 9,065
Target Hospitality Corp. *(d) 1,611 22,151
Texas Roadhouse, Inc. 3,793 330,825
Travel + Leisure Co. 4,742 204,428
Vacasa, Inc., Class A *(d) 1,281 3,343
Vail Resorts, Inc. 2,074 491,808
Wendy's Co. (The) 24,935 524,383
Wingstop, Inc. 1,531 193,182
Wyndham Hotels & Resorts,
Inc. 4,277 296,867
Wynn Resorts Ltd. *(d) 5,944 377,325
Xponential Fitness, Inc.,
Class A * 157 2,330
Yum! Brands, Inc. 14,571 1,785,530
43,304,561
Household Durables 0.3%
Beazer Homes USA, Inc. * 1,001 14,765
Cavco Industries, Inc. * 573 147,714
Century Communities, Inc. (d) 1,724 88,217
Cricut, Inc., Class A * 239 1,611
DR Horton, Inc. (d) 17,165 1,339,385
Dream Finders Homes, Inc.,
Class A *(d) 194 2,522
Ethan Allen Interiors, Inc. 953 21,909
Garmin Ltd. (d) 9,495 926,902
GoPro, Inc., Class A *(d) 5,145 32,722
Green Brick Partners, Inc. *(d) 938 25,138
Helen of Troy Ltd. *(d) 1,274 170,448
Hovnanian Enterprises, Inc.,
Class A * 2,313 112,204
Installed Building Products,
Inc. 1,417 143,712
iRobot Corp. *(d) 1,603 73,754
KB Home 4,912 160,328
La-Z-Boy, Inc. (d) 3,559 99,189
Legacy Housing Corp. * 282 3,830
Common Stocks
Shares Value ($)
Household Durables
Leggett & Platt, Inc. (d) 9,792 388,155
Lennar Corp., Class A (d) 13,215 1,115,605
LGI Homes, Inc. *(d) 1,161 130,961
Lifetime Brands, Inc. 325 3,497
Lovesac Co. (The) * 325 10,127
M/I Homes, Inc. * 1,103 50,749
MDC Holdings, Inc. 2,934 106,357
Meritage Homes Corp. * 1,970 173,951
Mohawk Industries, Inc. * 2,586 332,249
Newell Brands, Inc. 20,864 421,661
NVR, Inc. * 166 729,255
PulteGroup, Inc. 11,484 500,932
Purple Innovation, Inc. *(d) 2,124 7,413
Skyline Champion Corp. *(d) 3,014 190,786
Sonos, Inc. * 6,807 150,503
Sony Group Corp. 80,300 6,873,669
Taylor Morrison Home Corp.,
Class A * 4,211 120,856
Tempur Sealy International,
Inc. (d) 8,247 226,628
Toll Brothers, Inc. 6,116 300,785
TopBuild Corp. *(d) 1,782 377,285
Tri Pointe Homes, Inc. * 7,470 138,344
Tupperware Brands Corp. * 3,633 27,102
Universal Electronics, Inc. * 526 14,597
Vizio Holding Corp.,
Class A *(d) 6,508 59,613
Vuzix Corp. *(d) 2,308 18,856
Whirlpool Corp. 2,861 494,581
16,328,867
Household Products 0.6%
Central Garden & Pet Co. * 2,497 102,530
Church & Dwight Co., Inc. 13,940 1,226,302
Clorox Co. (The) (d) 6,347 900,259
Colgate-Palmolive Co. 42,405 3,338,970
Energizer Holdings, Inc. 4,191 123,760
Kimberly-Clark Corp. 17,240 2,272,060
Procter & Gamble Co. (The) 124,508 17,295,406
Reynolds Consumer Products,
Inc. (d) 3,919 113,886
Spectrum Brands Holdings,
Inc. 2,330 162,028
Unicharm Corp. 78,800 2,865,148
WD-40 Co. (d) 867 153,780
28,554,129
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 48,164 1,070,204
Altus Power, Inc. *(d) 8,677 68,028
Atlantica Sustainable
Infrastructure plc 6,318 225,300
Brookfield Renewable
Corp. (d) 5,438 212,735
Clearway Energy, Inc., Class A 4,494 165,195
Montauk Renewables, Inc. * 5,257 62,926
NextEra Energy Partners
LP (d) 500 41,370
Ormat Technologies, Inc. (d) 2,575 222,840
Sunnova Energy International,
Inc. *(d) 5,021 130,646

28 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
Vistra Corp. (d) 34,343 887,767
3,087,011
Industrial Conglomerates 0.3%
3M Co. 29,201 4,182,751
General Electric Co. 57,064 4,217,600
Honeywell International, Inc. 35,406 6,814,239
15,214,590
Insurance 1.0%
Aflac, Inc. 36,847 2,111,333
Alleghany Corp. * 651 545,200
Allstate Corp. (The) 15,522 1,815,608
Ambac Financial Group, Inc. * 1,824 21,469
American Equity Investment
Life Holding Co. 4,988 187,349
American Financial Group,
Inc. 3,874 517,876
American International Group,
Inc. 40,721 2,108,126
AMERISAFE, Inc. 1,782 81,188
Aon plc, Class A 11,078 3,224,141
Arch Capital Group Ltd. * 18,596 825,662
Argo Group International
Holdings Ltd. 2,061 67,580
Arthur J Gallagher & Co. 10,895 1,950,096
Assurant, Inc. 2,942 517,145
Assured Guaranty Ltd. 3,341 195,081
Axis Capital Holdings Ltd. 4,276 215,895
Bright Health Group, Inc. *(d) 3,752 6,303
Brighthouse Financial, Inc. * 3,604 156,486
Brown & Brown, Inc. 13,028 848,123
BRP Group, Inc., Class A * 2,698 74,384
Chubb Ltd. 22,797 4,300,426
Cincinnati Financial Corp. (d) 8,343 812,108
CNA Financial Corp. 2,745 116,443
CNO Financial Group, Inc. 8,164 153,075
Crawford & Co., Class A 552 4,002
Donegal Group, Inc., Class A 359 5,083
eHealth, Inc. * 303 2,242
Employers Holdings, Inc. 165 6,552
Enstar Group Ltd. * 633 125,283
Erie Indemnity Co., Class A 1,455 295,889
Everest Re Group Ltd. 2,120 554,062
Fidelity National Financial, Inc. 20,429 816,343
First American Financial Corp. 5,833 338,314
Genworth Financial, Inc.,
Class A * 10,191 43,312
Globe Life, Inc. 4,551 458,422
Goosehead Insurance, Inc.,
Class A (d) 984 55,311
Greenlight Capital Re Ltd.,
Class A * 1,339 9,627
Hanover Insurance Group,
Inc. (The) 1,551 211,665
Hartford Financial Services
Group, Inc. (The) 17,135 1,104,693
HCI Group, Inc. (d) 301 20,609
Hippo Holdings, Inc. *(d) 3,383 2,889
Horace Mann Educators Corp. 775 26,544
Investors Title Co. 65 9,685
Common Stocks
Shares Value ($)
Insurance
James River Group Holdings
Ltd. 258 6,130
Kemper Corp. 3,207 150,088
Kinsale Capital Group, Inc. 1,168 284,069
Lemonade, Inc. * 2,481 46,767
Lincoln National Corp. 8,842 453,948
Loews Corp. 9,557 556,695
Manulife Financial Corp. 12,258 224,567
Markel Corp. * 699 906,701
Marsh & McLennan Cos., Inc. 26,100 4,279,356
MBIA, Inc. * 2,815 35,413
Mercury General Corp. (d) 2,146 89,982
MetLife, Inc. 36,694 2,320,896
National Western Life Group,
Inc., Class A 108 21,816
NI Holdings, Inc. * 268 3,977
Old Republic International
Corp. (d) 12,498 290,828
Oscar Health, Inc.,
Class A *(d) 11,630 62,802
Palomar Holdings, Inc. * 937 58,441
Primerica, Inc. 2,161 278,099
Principal Financial Group,
Inc. (d) 15,697 1,050,757
ProAssurance Corp. 594 13,145
Progressive Corp. (The) 31,247 3,595,280
Prudential Financial, Inc. 19,710 1,970,803
Reinsurance Group of
America, Inc. 3,652 422,829
RenaissanceRe Holdings Ltd. 1,990 257,327
RLI Corp. 2,308 253,834
Ryan Specialty Holdings, Inc.,
Class A * 4,667 201,801
Safety Insurance Group, Inc. 115 9,953
Selective Insurance Group,
Inc. 2,925 227,741
Selectquote, Inc. * 10,550 19,412
SiriusPoint Ltd. * 3,135 13,731
Stewart Information Services
Corp. 316 17,269
Tiptree, Inc. 1,038 11,532
Tokio Marine Holdings, Inc. 83,900 4,895,272
Travelers Cos., Inc. (The) 13,635 2,163,875
Trean Insurance Group, Inc. * 152 784
Trupanion, Inc. *(d) 2,082 131,228
United Fire Group, Inc. 891 29,252
Universal Insurance Holdings,
Inc. 968 12,245
Unum Group 9,511 306,159
W R Berkley Corp. 11,431 714,780
White Mountains Insurance
Group Ltd. 150 185,915
Willis Towers Watson plc 6,473 1,339,523
52,856,646
Interactive Media & Services 1.9%
Alphabet, Inc., Class A * 600,761 69,974,042
Angi, Inc. * 474 2,465
Bumble, Inc., Class A *(d) 4,761 180,537
BuzzFeed, Inc. *(d) 696 1,308
Cargurus, Inc. * 5,038 122,373
Cars.com, Inc. * 2,780 32,693

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Interactive Media & Services
Eventbrite, Inc., Class A * 7,063 66,110
EverQuote, Inc., Class A * 468 4,891
fuboTV, Inc. *(d) 7,518 18,870
IAC/InterActiveCorp * 4,077 279,274
Leafly Holdings, Inc. *(d) 256 1,413
Match Group, Inc. * 14,863 1,089,607
MediaAlpha, Inc., Class A * 560 6,899
Meta Platforms, Inc., Class A * 121,385 19,312,354
Nextdoor Holdings, Inc. * 471 1,578
Pinterest, Inc., Class A * 29,195 568,719
QuinStreet, Inc. * 1,881 20,221
Shutterstock, Inc. (d) 1,361 76,897
Snap, Inc., Class A * 8,172 80,739
System1, Inc. *(d) 507 4,168
TripAdvisor, Inc. *(d) 6,067 115,334
TrueCar, Inc. * 3,913 10,056
Twitter, Inc. * 38,350 1,595,743
Vimeo, Inc. * 8,248 45,859
Vinco Ventures, Inc. *(d) 1,121 852
Yelp, Inc. *(d) 4,081 125,123
Ziff Davis, Inc. * 2,342 191,786
ZipRecruiter, Inc., Class A * 5,780 101,323
ZoomInfo Technologies, Inc.,
Class A *(d) 15,001 568,388
94,599,622
Internet & Direct Marketing Retail 1.3%
1-800-Flowers.com, Inc.,
Class A *(d) 1,317 13,131
Amazon.com, Inc. * 466,838 62,999,788
BARK, Inc. * 1,035 1,480
Boxed, Inc. *(d) 410 771
CarParts.com, Inc. * 995 7,940
Chewy, Inc., Class A *(d) 651 25,265
ContextLogic, Inc.,
Class A *(d) 40,359 60,539
DoorDash, Inc., Class A * 13,467 939,323
Duluth Holdings, Inc.,
Class B * 409 3,943
eBay, Inc. 28,294 1,375,937
Etsy, Inc. *(d) 6,733 698,347
Getty Images Holdings,
Inc. *(d) 493 12,892
Groupon, Inc. * 1,049 11,119
Grove Collaborative
Holdings *(d) 240 1,018
Lands' End, Inc. * 360 4,590
Liquidity Services, Inc. * 998 20,090
Overstock.com, Inc. *(d) 2,328 67,512
PetMed Express, Inc. (d) 957 20,882
Porch Group, Inc. *(d) 2,611 5,039
Poshmark, Inc., Class A * 4,965 53,572
Quotient Technology, Inc. *(d) 3,338 9,246
Qurate Retail, Inc. Series A, 20,165 55,051
RealReal, Inc. (The) *(d) 2,770 6,454
Revolve Group, Inc. *(d) 2,134 60,435
Stitch Fix, Inc., Class A * 2,264 13,516
ThredUp, Inc., Class A *(d) 349 785
Wayfair, Inc., Class A *(d) 3,964 213,699
Xometry, Inc., Class A *(d) 1,818 69,084
66,751,448
Common Stocks
Shares Value ($)
IT Services 2.1%
Accenture plc, Class A 33,047 10,120,974
Affirm Holdings, Inc. *(d) 9,608 257,879
Akamai Technologies, Inc. *(d) 8,217 790,640
Amdocs Ltd. 6,533 568,763
Automatic Data Processing,
Inc. 21,635 5,216,631
AvidXchange Holdings,
Inc. *(d) 10,167 73,406
BigCommerce Holdings,
Inc. Series 1,* 2,929 45,839
Block, Inc., Class A * 26,708 2,031,410
Brightcove, Inc. * 1,592 9,472
Broadridge Financial
Solutions, Inc. 6,585 1,057,222
Cantaloupe, Inc. * 3,131 19,005
Cass Information Systems,
Inc. 567 20,673
Cloudflare, Inc., Class A * 14,612 735,276
Cognizant Technology
Solutions Corp., Class A 26,926 1,829,891
Concentrix Corp. 2,380 318,349
Conduent, Inc. * 6,922 32,257
Core Scientific, Inc. *(d) 1,886 4,734
CSG Systems International,
Inc. (d) 1,718 112,099
Cyxtera Technologies, Inc. *(d) 1,065 12,982
DigitalOcean Holdings,
Inc. *(d) 4,158 170,395
DXC Technology Co. * 13,429 424,356
Edgio, Inc. *(d) 4,254 10,763
EPAM Systems, Inc. * 2,936 1,025,398
Euronet Worldwide, Inc. *(d) 2,344 230,345
EVERTEC, Inc. 2,744 106,989
Evo Payments, Inc., Class A * 1,592 43,525
ExlService Holdings, Inc. * 1,731 291,448
Fastly, Inc., Class A * 5,929 67,413
Fidelity National Information
Services, Inc. 31,261 3,193,624
Fiserv, Inc. * 31,162 3,293,200
FleetCor Technologies, Inc. * 3,738 822,696
Flywire Corp. * 3,085 72,374
Gartner, Inc. * 3,898 1,034,841
Genpact Ltd. 9,940 477,915
Global Payments, Inc. 14,245 1,742,448
Globant SA *(d) 1,903 379,154
GoDaddy, Inc., Class A *(d) 8,040 596,407
Grid Dynamics Holdings, Inc. * 3,871 73,046
Hackett Group, Inc. (The) 1,032 21,641
I3 Verticals, Inc., Class A *(d) 636 17,255
International Business
Machines Corp. 46,547 6,087,882
International Money Express,
Inc. * 3,456 83,082
Jack Henry & Associates, Inc. 3,602 748,388
Kyndryl Holdings, Inc. * 9,813 102,742
Marqeta, Inc., Class A *(d) 23,050 221,049
Mastercard, Inc., Class A 45,196 15,989,893
Maximus, Inc. 3,186 212,984
MoneyGram International,
Inc. * 3,801 38,618
MongoDB, Inc. * 3,303 1,032,088

30 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
IT Services
Nomura Research Institute
Ltd. 106,100 3,195,602
NTT Data Corp. 283,900 4,298,041
Obic Co. Ltd. 8,200 1,308,261
Okta, Inc. * 6,794 668,869
Paya Holdings, Inc. * 3,939 27,534
Paychex, Inc. 17,134 2,197,950
Paymentus Holdings, Inc.,
Class A *(d) 105 1,528
Payoneer Global, Inc. * 17,729 94,673
PayPal Holdings, Inc. * 59,677 5,163,851
Paysafe Ltd. *(d) 31,695 63,707
Perficient, Inc. * 1,826 192,680
Priority Technology Holdings,
Inc. *(d) 431 1,935
Rackspace Technology, Inc. * 3,344 22,539
Remitly Global, Inc. *(d) 6,604 62,936
Repay Holdings Corp. * 3,336 44,702
Sabre Corp. * 18,779 115,491
SHIFT, Inc. * 17,200 2,705,066
Shift4 Payments, Inc.,
Class A *(d) 2,738 99,745
Snowflake, Inc., Class A * 10,753 1,611,982
SolarWinds Corp. 1,726 18,485
Squarespace, Inc.,
Class A *(d) 2,902 61,726
SS&C Technologies Holdings,
Inc. 11,815 699,094
StoneCo Ltd., Class A * 10,910 104,518
Switch, Inc., Class A 6,647 224,735
Thoughtworks Holding,
Inc. *(d) 6,175 96,700
Toast, Inc., Class A * 12,568 200,837
TTEC Holdings, Inc. 861 62,999
Tucows, Inc., Class A * 271 12,539
Twilio, Inc., Class A * 9,210 781,008
Unisys Corp. * 2,526 34,657
VeriSign, Inc. * 5,057 956,582
Verra Mobility Corp. *(d) 7,050 116,254
Visa, Inc., Class A (d) 85,374 18,108,679
Western Union Co. (The) (d) 20,597 350,561
WEX, Inc. * 2,314 384,610
Wix.com Ltd. * 2,481 147,198
106,107,735
Leisure Products 0.0%
†
Acushnet Holdings Corp. 1,582 77,091
AMMO, Inc. *(d) 934 4,558
Brunswick Corp. (d) 3,551 284,506
Callaway Golf Co. *(d) 7,034 161,430
Clarus Corp. (d) 816 16,826
Hasbro, Inc. 6,328 498,140
Johnson Outdoors, Inc.,
Class A 235 15,818
Latham Group, Inc. * 713 3,915
Malibu Boats, Inc., Class A *(d) 794 49,585
Marine Products Corp. 219 2,378
MasterCraft Boat Holdings,
Inc. * 780 18,478
Mattel, Inc. *(d) 18,801 436,183
Peloton Interactive, Inc.,
Class A *(d) 14,275 135,470
Common Stocks
Shares Value ($)
Leisure Products
Polaris, Inc. (d) 2,715 318,415
Smith & Wesson Brands, Inc. 934 13,590
Sturm Ruger & Co., Inc. (d) 617 40,802
Vista Outdoor, Inc. * 3,217 96,832
YETI Holdings, Inc. * 4,913 249,433
2,423,450
Life Sciences Tools & Services 0.8%
10X Genomics, Inc., Class A * 5,031 201,995
AbCellera Biologics, Inc. *(d) 10,741 107,840
Absci Corp. * 553 1,819
Adaptive Biotechnologies
Corp. * 7,501 68,709
Agilent Technologies, Inc. 16,788 2,251,271
Avantor, Inc. * 30,471 884,268
Azenta, Inc. (d) 3,982 271,811
Berkeley Lights, Inc. * 1,666 7,480
Bionano Genomics, Inc. *(d) 8,949 16,645
Bio-Rad Laboratories, Inc.,
Class A * 1,054 593,676
Bio-Techne Corp. 1,940 747,443
Bruker Corp. 5,767 395,328
Charles River Laboratories
International, Inc. * 2,488 623,344
Codexis, Inc. * 4,007 27,488
Cytek Biosciences, Inc. *(d) 5,381 68,877
Danaher Corp. 34,343 10,009,954
Illumina, Inc. * 8,208 1,778,509
Inotiv, Inc. *(d) 1,342 25,069
IQVIA Holdings, Inc. * 9,711 2,333,262
Maravai LifeSciences
Holdings, Inc., Class A * 5,838 152,313
Medpace Holdings, Inc. * 1,722 291,931
Mettler-Toledo International,
Inc. * 1,141 1,540,042
NanoString Technologies,
Inc. * 1,509 19,315
NeoGenomics, Inc. * 6,532 66,104
Pacific Biosciences of
California, Inc. *(d) 10,917 47,707
PerkinElmer, Inc. 6,696 1,025,626
Personalis, Inc. * 269 993
QIAGEN NV * 11,304 561,131
Quanterix Corp. * 807 12,904
Quantum-Si, Inc. * 708 2,301
Repligen Corp. * 2,957 630,906
Science 37 Holdings, Inc. *(d) 688 1,369
Seer, Inc. * 3,106 27,954
SomaLogic, Inc. *(d) 17,468 88,213
Sotera Health Co. * 6,953 133,498
Syneos Health, Inc. * 5,774 456,954
Thermo Fisher Scientific, Inc. 20,175 12,072,922
Waters Corp. * 3,118 1,135,046
West Pharmaceutical
Services, Inc. 3,811 1,309,307
39,991,324
Machinery 0.9%
AGCO Corp. 3,363 366,298
Alamo Group, Inc. 701 90,716
Albany International Corp.,
Class A 1,734 158,262

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Machinery
Allison Transmission Holdings,
Inc. 4,985 208,722
Altra Industrial Motion Corp. 3,368 140,547
Astec Industries, Inc. 681 33,457
Barnes Group, Inc. 2,885 97,571
Blue Bird Corp. *(d) 757 8,448
Caterpillar, Inc. 27,636 5,478,837
Chart Industries, Inc. * 1,896 369,891
CIRCOR International, Inc. * 785 13,667
Columbus McKinnon Corp. 933 30,882
Crane Holdings Co. 2,199 217,547
Cummins, Inc. 7,360 1,628,842
Deere & Co. 14,735 5,056,757
Desktop Metal, Inc.,
Class A *(d) 12,847 27,364
Donaldson Co., Inc. 6,933 377,224
Douglas Dynamics, Inc. 2,353 74,967
Dover Corp. 7,403 989,633
Energy Recovery, Inc. * 1,664 36,991
Enerpac Tool Group Corp. (d) 2,198 44,619
EnPro Industries, Inc. 821 76,747
Esab Corp. 2,361 97,320
ESCO Technologies, Inc. 1,778 137,884
Evoqua Water Technologies
Corp. * 6,381 243,180
Federal Signal Corp. 3,175 131,826
Flowserve Corp. 7,248 245,272
Fortive Corp. 23,554 1,518,055
Franklin Electric Co., Inc. 2,573 233,680
Gates Industrial Corp. plc * 7,080 87,084
Gorman-Rupp Co. (The) 753 23,117
Graco, Inc. 8,924 599,336
Greenbrier Cos., Inc. (The) 1,914 60,903
Helios Technologies, Inc. 1,638 112,727
Hillenbrand, Inc. 3,030 139,986
Hillman Solutions Corp. * 8,322 86,133
Hydrofarm Holdings Group,
Inc. *(d) 1,248 4,031
Hyliion Holdings Corp. * 4,021 15,803
Hyster-Yale Materials
Handling, Inc. 410 14,182
Hyzon Motors, Inc. *(d) 1,478 5,942
Ideanomics, Inc. * 2,968 2,023
IDEX Corp. 3,980 830,825
Illinois Tool Works, Inc. 16,553 3,439,051
Ingersoll Rand, Inc. 24,088 1,199,582
ITT, Inc. 4,276 320,828
John Bean Technologies
Corp. (d) 1,868 209,795
Kadant, Inc. 585 119,252
Kennametal, Inc. 5,003 134,331
Kurita Water Industries Ltd. 69,000 2,797,560
Lincoln Electric Holdings, Inc. 2,988 422,623
Lindsay Corp. 829 127,633
Luxfer Holdings plc (d) 987 16,128
Manitowoc Co., Inc. (The) * 1,399 15,991
Markforged Holding Corp. *(d) 1,116 2,444
Meritor, Inc. *(d) 4,540 165,347
Microvast Holdings, Inc. * 23,884 63,293
Middleby Corp. (The) *(d) 2,907 420,614
Miller Industries, Inc. 458 11,006
Mueller Industries, Inc. 3,171 213,503
Common Stocks
Shares Value ($)
Machinery
Mueller Water Products, Inc.,
Class A 10,705 139,379
Nikola Corp. *(d) 14,265 88,728
Nordson Corp. 2,863 661,324
Omega Flex, Inc. 141 16,214
Oshkosh Corp. (d) 3,423 294,720
Otis Worldwide Corp. 21,840 1,707,233
PACCAR, Inc. 19,292 1,765,604
Parker-Hannifin Corp. 7,131 2,061,501
Pentair plc 8,571 419,036
Proterra, Inc. *(d) 16,590 89,420
Proto Labs, Inc. * 1,899 92,842
RBC Bearings, Inc. *(d) 1,521 358,956
REV Group, Inc. (d) 1,276 14,853
Shyft Group, Inc. (The) 1,411 36,601
SMC Corp. 6,400 3,167,365
Snap-on, Inc. 2,517 563,934
SPX Corp. * 2,437 144,100
Standex International Corp. 1,136 110,283
Stanley Black & Decker, Inc. 7,684 747,884
Symbotic, Inc. *(d) 199 3,562
Tennant Co. 1,590 106,578
Terex Corp. (d) 4,002 134,107
Timken Co. (The) 2,371 155,016
Titan International, Inc. * 3,913 65,582
Toro Co. (The) 4,969 427,284
Trinity Industries, Inc. (d) 4,355 113,012
Velo3D, Inc. * 1,095 3,515
Wabash National Corp. (d) 2,096 37,854
Watts Water Technologies,
Inc., Class A 1,507 208,162
Westinghouse Air Brake
Technologies Corp. 9,154 855,624
Xylem, Inc. 9,349 860,388
45,246,940
Marine 0.0%
†
Costamare, Inc. 1,370 16,070
Eagle Bulk Shipping, Inc. 1,474 78,019
Genco Shipping & Trading Ltd. 4,021 77,525
Golden Ocean Group Ltd. (d) 4,916 53,682
Kirby Corp. *(d) 3,634 230,541
Matson, Inc. 2,121 194,432
Safe Bulkers, Inc. 1,586 6,122
656,391
Media 0.4%
AdTheorent Holding Co., Inc. * 511 1,436
Advantage Solutions, Inc. * 4,815 21,379
Altice USA, Inc., Class A * 12,391 130,229
AMC Networks, Inc., Class A * 2,018 61,589
Audacy, Inc. * 4,925 3,137
Boston Omaha Corp.,
Class A * 487 11,883
Cable One, Inc. (d) 295 406,121
Cardlytics, Inc. * 1,871 25,820
Charter Communications, Inc.,
Class A * 6,315 2,728,712
Clear Channel Outdoor
Holdings, Inc. * 14,967 23,199
Comcast Corp., Class A 228,776 8,583,676
Daily Journal Corp. * 44 11,893

32 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Media
DISH Network Corp.,
Class A *(d) 13,330 231,542
Entravision Communications
Corp., Class A 2,463 13,202
EW Scripps Co. (The),
Class A * 2,336 33,311
Fox Corp., Class A 27,417 860,481
Gannett Co., Inc. * 5,528 16,639
Gray Television, Inc. 5,532 102,729
iHeartMedia, Inc., Class A * 3,545 26,517
Integral Ad Science Holding
Corp. * 924 8,750
Interpublic Group of Cos., Inc.
(The) 21,022 627,927
John Wiley & Sons, Inc.,
Class A 2,635 137,600
Liberty Broadband Corp.,
Class A * 7,563 822,761
Liberty Media Corp.-Liberty
SiriusXM, Class A * 13,295 529,558
Loyalty Ventures, Inc. * 625 1,844
Magnite, Inc. * 7,261 55,474
New York Times Co. (The),
Class A 8,712 278,348
News Corp., Class A (d) 26,672 457,943
Nexstar Media Group, Inc.,
Class A 1,758 331,154
Omnicom Group, Inc. 10,525 735,066
Paramount Global, Class A (d) 30,918 732,038
PubMatic, Inc., Class A *(d) 3,090 51,263
Scholastic Corp. 1,007 47,399
Sinclair Broadcast Group, Inc.,
Class A 3,302 72,116
Sirius XM Holdings, Inc. (d) 90,343 603,491
Stagwell, Inc. *(d) 8,039 53,138
TechTarget, Inc. * 1,567 102,153
TEGNA, Inc. 11,593 242,757
Thryv Holdings, Inc. * 2,406 58,562
WideOpenWest, Inc. * 4,890 89,878
19,332,715
Metals & Mining 0.2%
5E Advanced Materials,
Inc. *(d) 4,144 67,464
Alcoa Corp. 8,955 455,720
Alpha Metallurgical
Resources, Inc. 881 120,486
Arconic Corp. * 6,326 191,108
ATI, Inc. *(d) 7,786 193,794
Carpenter Technology
Corp. (d) 3,187 102,430
Century Aluminum Co. *(d) 2,414 19,046
Cleveland-Cliffs, Inc. *(d) 27,929 494,623
Coeur Mining, Inc. * 16,563 53,167
Commercial Metals Co. (d) 6,350 251,587
Compass Minerals
International, Inc. 2,292 85,331
Constellium SE * 6,100 89,243
Ferroglobe plc * 1,116 6,863
Franco-Nevada Corp. 1,098 140,522
Freeport-McMoRan, Inc. 73,612 2,322,459
Haynes International, Inc. 516 19,949
Common Stocks
Shares Value ($)
Metals & Mining
Hecla Mining Co. (d) 30,994 140,403
Kaiser Aluminum Corp. (d) 1,411 106,911
Kinross Gold Corp. 43,176 147,230
Materion Corp. 776 63,585
MP Materials Corp. *(d) 4,926 165,366
Newmont Corp. 41,139 1,862,774
Novagold Resources, Inc. * 11,238 54,841
Nucor Corp. (d) 13,827 1,877,707
Olympic Steel, Inc. (d) 346 10,287
Piedmont Lithium, Inc. * 1,331 60,174
Ramaco Resources, Inc. 264 3,099
Reliance Steel & Aluminum
Co. 3,033 577,028
Royal Gold, Inc. (d) 3,441 360,514
Ryerson Holding Corp. 770 21,098
Schnitzer Steel Industries,
Inc., Class A 1,045 37,160
Southern Copper Corp. 3,920 195,216
SSR Mining, Inc. (d) 8,088 133,128
Steel Dynamics, Inc. 9,225 718,443
SunCoke Energy, Inc. 3,348 24,775
TimkenSteel Corp. *(d) 1,978 40,134
United States Steel Corp. (d) 14,001 331,124
Warrior Met Coal, Inc. 3,875 123,729
Worthington Industries, Inc. 2,098 107,439
11,775,957
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AFC Gamma, Inc. 117 1,919
AGNC Investment Corp. 25,694 324,001
Annaly Capital Management,
Inc. 123,321 848,448
Apollo Commercial Real
Estate Finance, Inc. 8,901 113,755
Arbor Realty Trust, Inc. 8,064 134,024
Ares Commercial Real Estate
Corp. 5,726 78,446
ARMOUR Residential REIT,
Inc. 6,865 54,028
Blackstone Mortgage Trust,
Inc., Class A 15,669 485,269
BrightSpire Capital, Inc. 3,267 28,880
Broadmark Realty Capital, Inc. 13,261 100,651
Chimera Investment Corp. 12,118 126,875
Claros Mortgage Trust, Inc. (d) 3,671 70,336
Dynex Capital, Inc. 1,702 28,594
Ellington Financial, Inc. 4,027 64,633
Franklin BSP Realty Trust, Inc. 262 4,022
Granite Point Mortgage Trust,
Inc. 321 3,406
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 4,108 148,258
Invesco Mortgage Capital, Inc. 802 14,195
KKR Real Estate Finance
Trust, Inc. 4,103 79,967
Ladder Capital Corp. 9,378 111,411
MFA Financial, Inc. 6,303 81,687
New Residential Investment
Corp. 22,873 249,544
New York Mortgage Trust, Inc. 45,834 143,919
Orchid Island Capital, Inc. 3,707 11,937

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage
Investment Trust 3,652 56,095
Ready Capital Corp. 1,936 26,930
Redwood Trust, Inc. 10,336 89,510
Starwood Property Trust, Inc. 21,260 502,161
TPG RE Finance Trust, Inc. 2,449 26,572
Two Harbors Investment Corp. 21,993 118,322
4,127,795
Multiline Retail 0.2%
Big Lots, Inc. (d) 1,199 24,208
Dillard's, Inc., Class A (d) 423 96,169
Dollar General Corp. 11,747 2,918,307
Dollar Tree, Inc. * 10,997 1,818,464
Franchise Group, Inc. 2,413 79,460
Kohl's Corp. 7,187 209,429
Macy's, Inc. (d) 15,635 275,958
Nordstrom, Inc. 6,832 160,620
Ollie's Bargain Outlet
Holdings, Inc. *(d) 3,689 217,467
Target Corp. 23,752 3,880,602
9,680,684
Multi-Utilities 0.4%
Ameren Corp. (d) 13,257 1,234,492
Avista Corp. (d) 915 38,668
Black Hills Corp. (d) 2,405 185,666
CenterPoint Energy, Inc. 39,203 1,242,343
CMS Energy Corp. 14,637 1,006,001
Consolidated Edison, Inc. (d) 20,250 2,010,217
Dominion Energy, Inc. 46,009 3,771,818
DTE Energy Co. 10,192 1,328,018
NiSource, Inc. 19,290 586,416
NorthWestern Corp. 3,018 167,348
Public Service Enterprise
Group, Inc. 30,093 1,976,207
Sempra Energy 17,602 2,918,412
Unitil Corp. 532 29,138
WEC Energy Group, Inc. 17,341 1,800,169
18,294,913
Oil, Gas & Consumable Fuels 1.7%
Aemetis, Inc. *(d) 5,383 39,565
Alto Ingredients, Inc. *(d) 439 1,888
Antero Midstream Corp. (d) 18,736 188,484
Antero Resources Corp. *(d) 15,244 604,272
APA Corp. 17,361 645,308
Arch Resources, Inc. (d) 800 103,312
Archaea Energy, Inc. * 4,971 81,425
Berry Corp. 2,758 23,553
Brigham Minerals, Inc.,
Class A 4,025 106,864
California Resources Corp. 4,216 189,130
Callon Petroleum Co. * 2,399 110,450
Camber Energy, Inc. * 1,806 712
Centennial Resource
Development, Inc.,
Class A *(d) 7,580 50,483
Centrus Energy Corp.,
Class A * 81 2,685
Cheniere Energy, Inc. 12,954 1,937,659
Chesapeake Energy Corp. 6,340 597,038
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Chevron Corp. 101,534 16,629,239
Chord Energy Corp. 2,286 293,094
Civitas Resources, Inc. (d) 3,802 224,166
Clean Energy Fuels Corp. *(d) 11,371 73,684
CNX Resources Corp. * 11,572 199,848
Comstock Resources, Inc. * 4,656 74,170
ConocoPhillips 66,995 6,527,323
CONSOL Energy, Inc. * 2,227 136,560
Continental Resources, Inc. 3,897 268,464
Coterra Energy, Inc. (d) 41,117 1,257,769
Crescent Energy Co.,
Class A (d) 764 11,154
CVR Energy, Inc. 1,595 53,496
Delek US Holdings, Inc. 4,625 123,303
Denbury, Inc. *(d) 2,758 198,328
Devon Energy Corp. 33,510 2,106,104
DHT Holdings, Inc. 4,654 30,577
Diamondback Energy, Inc. 9,041 1,157,429
Dorian LPG Ltd. 769 12,396
DT Midstream, Inc. 4,488 246,975
Earthstone Energy, Inc.,
Class A *(d) 1,561 22,151
Enbridge, Inc. 5,103 229,278
Energy Fuels, Inc. * 5,199 34,885
Enviva, Inc. 1,467 102,147
EOG Resources, Inc. 30,194 3,358,177
EQT Corp. 19,076 839,916
Equitrans Midstream Corp. 21,702 170,361
Exxon Mobil Corp. 218,126 21,142,953
FLEX LNG Ltd. (d) 1,867 59,483
Frontline Ltd. * 8,173 78,379
Gevo, Inc. *(d) 15,787 46,414
Golar LNG Ltd. * 3,487 78,004
Green Plains, Inc. *(d) 524 18,874
Gulfport Energy Corp. * 798 73,448
Hess Corp. 14,956 1,682,101
Hess Midstream LP, Class A 254 7,727
HF Sinclair Corp. 8,735 417,708
International Seaways, Inc. 4,141 97,935
Kinder Morgan, Inc. 107,659 1,936,785
Kinetik Holdings, Inc. (d) 225 9,153
Kosmos Energy Ltd. * 21,200 134,408
Laredo Petroleum, Inc. *(d) 706 62,601
Magnolia Oil & Gas Corp.,
Class A (d) 8,456 204,043
Marathon Oil Corp. 36,569 906,911
Marathon Petroleum Corp. 28,060 2,571,980
Matador Resources Co. 5,845 337,724
Murphy Oil Corp. 8,256 290,116
Navigator Holdings Ltd. * 460 5,359
New Fortress Energy, Inc. (d) 3,447 168,800
NextDecade Corp. *(d) 735 5,196
Nordic American Tankers
Ltd. (d) 4,474 10,738
Northern Oil and Gas, Inc. (d) 2,178 62,792
Occidental Petroleum
Corp. (d) 42,661 2,804,961
ONEOK, Inc. (d) 22,450 1,341,163
OPAL Fuels, Inc. * 185 1,822
Ovintiv, Inc. 13,809 705,502
Par Pacific Holdings, Inc. * 1,712 28,248
PBF Energy, Inc., Class A *(d) 4,531 151,109

34 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
PDC Energy, Inc. 5,376 353,149
Peabody Energy Corp. *(d) 5,618 117,922
Phillips 66 25,332 2,254,548
Pioneer Natural Resources
Co. (d) 12,399 2,937,943
Plains GP Holdings LP,
Class A *(d) 1,158 12,958
Range Resources Corp. * 12,729 420,948
Ranger Oil Corp. 758 28,849
REX American Resources
Corp. * 227 21,669
Ring Energy, Inc. *(d) 597 1,678
SandRidge Energy, Inc. *(d) 218 4,083
Scorpio Tankers, Inc. 1,715 66,216
SFL Corp. Ltd. 8,155 81,305
SilverBow Resources, Inc. *(d) 100 4,519
Sitio Royalties Corp. 533 15,721
SM Energy Co. 6,431 265,472
Southwestern Energy Co. * 62,190 439,061
Talos Energy, Inc. * 4,556 86,336
Targa Resources Corp. 12,465 861,456
TC Energy Corp. (d) 4,157 221,651
Teekay Tankers Ltd., Class A * 31 647
Tellurian, Inc. *(d) 26,202 97,471
Texas Pacific Land Corp. (d) 312 572,161
Uranium Energy Corp. *(d) 16,483 69,229
VAALCO Energy, Inc. 349 2,070
Valero Energy Corp. (d) 20,924 2,317,751
Vertex Energy, Inc. *(d) 4,839 65,714
Viper Energy Partners LP 459 14,110
W&T Offshore, Inc. * 4,284 21,291
Williams Cos., Inc. (The) (d) 68,004 2,318,256
World Fuel Services Corp. 4,825 133,749
88,314,192
Paper & Forest Products 0.0%
†
Clearwater Paper Corp. * 667 23,812
Glatfelter Corp. 1,766 10,843
Louisiana-Pacific Corp. 3,843 244,530
Resolute Forest Products,
Inc. * 2,675 54,249
Sylvamo Corp. 2,951 115,797
449,231
Personal Products 0.1%
Beauty Health Co. (The) *(d) 5,328 70,969
BellRing Brands, Inc. * 5,173 124,875
Coty, Inc., Class A * 21,858 160,001
Edgewell Personal Care Co. 3,093 123,039
elf Beauty, Inc. * 3,321 111,353
Estee Lauder Cos., Inc. (The),
Class A 11,989 3,274,196
Herbalife Nutrition Ltd. *(d) 4,432 108,185
Inter Parfums, Inc. 1,455 121,449
Medifast, Inc. 632 106,296
Nature's Sunshine Products,
Inc. * 337 3,522
Nu Skin Enterprises, Inc.,
Class A (d) 3,009 130,922
Olaplex Holdings, Inc. *(d) 10,720 184,384
USANA Health Sciences, Inc. * 460 32,025
Veru, Inc. *(d) 2,823 34,158
Common Stocks
Shares Value ($)
Personal Products
Waldencast plc * 205 1,771
4,587,145
Pharmaceuticals 1.8%
Aclaris Therapeutics, Inc. * 4,137 63,751
Aerie Pharmaceuticals, Inc. * 1,504 10,543
Amneal Pharmaceuticals,
Inc. * 4,033 14,277
Amphastar Pharmaceuticals,
Inc. * 1,482 55,412
ANI Pharmaceuticals, Inc. *(d) 443 15,173
Arvinas, Inc. * 2,613 138,776
Atea Pharmaceuticals, Inc. * 2,279 18,688
Athira Pharma, Inc. * 1,442 5,018
Axsome Therapeutics, Inc. * 1,030 39,748
Biote Corp., Class A * 189 680
Bristol-Myers Squibb Co. 112,479 8,298,701
Cara Therapeutics, Inc. *(d) 1,643 14,360
Cassava Sciences, Inc. * 3,357 54,820
Catalent, Inc. * 8,659 979,333
Collegium Pharmaceutical,
Inc. * 1,370 23,550
Corcept Therapeutics, Inc. *(d) 6,280 179,985
Cymabay Therapeutics, Inc. * 505 1,581
Daiichi Sankyo Co. Ltd. 58,100 1,538,862
DICE Therapeutics, Inc. *(d) 3,316 57,168
Elanco Animal Health, Inc. * 23,844 483,079
Eli Lilly & Co. 44,176 14,564,385
Endo International plc *(d) 8,818 4,675
Esperion Therapeutics,
Inc. *(d) 1,235 7,126
Evolus, Inc. * 1,084 13,366
EyePoint Pharmaceuticals,
Inc. * 203 1,853
Fulcrum Therapeutics, Inc. *(d) 646 3,798
Harmony Biosciences
Holdings, Inc. * 1,971 99,989
Innoviva, Inc. *(d) 4,319 61,934
Intra-Cellular Therapies, Inc. * 5,241 283,643
Jazz Pharmaceuticals plc * 3,142 490,341
Johnson & Johnson 137,751 24,040,305
Kyowa Kirin Co. Ltd. 128,400 3,028,891
Liquidia Corp. *(d) 383 1,879
Marinus Pharmaceuticals,
Inc. * 220 1,225
Merck & Co., Inc. 132,337 11,822,988
Nektar Therapeutics *(d) 11,689 46,288
NGM Biopharmaceuticals,
Inc. * 1,317 19,070
Nuvation Bio, Inc. *(d) 10,497 28,972
Ocular Therapeutix, Inc. *(d) 2,416 10,824
Omeros Corp. *(d) 374 1,863
Organon & Co. 12,245 388,411
Pacira BioSciences, Inc. *(d) 2,012 113,799
Perrigo Co. plc 7,497 313,899
Pfizer, Inc. 292,018 14,749,829
Phathom Pharmaceuticals,
Inc. * 600 5,526
Phibro Animal Health Corp.,
Class A 828 16,204
Prestige Consumer
Healthcare, Inc. * 2,405 145,046

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Pharmaceuticals
Provention Bio, Inc. *(d) 1,534 5,860
Reata Pharmaceuticals, Inc.,
Class A * 1,684 51,665
Relmada Therapeutics, Inc. * 559 14,310
Revance Therapeutics, Inc. * 5,691 88,324
Roivant Sciences Ltd. * 4,128 16,429
Royalty Pharma plc, Class A 19,524 849,099
SIGA Technologies, Inc. (d) 2,403 41,308
Supernus Pharmaceuticals,
Inc. * 1,961 62,262
Tarsus Pharmaceuticals,
Inc. *(d) 37 556
Theravance Biopharma, Inc. * 1,948 17,123
Tricida, Inc. *(d) 330 3,023
Ventyx Biosciences, Inc. *(d) 302 4,563
Viatris, Inc. 65,417 633,891
Xeris Biopharma Holdings,
Inc. *(d) 808 1,147
Zoetis, Inc. 25,184 4,597,339
88,646,533
Professional Services 0.4%
Alight, Inc., Class A * 16,942 127,743
ASGN, Inc. * 7,235 750,704
Atlas Technical Consultants,
Inc. *(d) 209 1,467
Barrett Business Services, Inc. 298 24,314
BayCurrent Consulting, Inc. 6,300 1,970,519
Booz Allen Hamilton Holding
Corp. 6,758 648,633
CACI International, Inc.,
Class A *(d) 1,173 354,586
CBIZ, Inc. * 3,627 165,464
Clarivate plc * 20,791 301,262
CoStar Group, Inc. * 20,331 1,475,827
CRA International, Inc. 247 24,455
Dun & Bradstreet Holdings,
Inc. * 16,474 259,630
Equifax, Inc. 7,169 1,497,676
Exponent, Inc. 2,802 281,573
First Advantage Corp. * 4,767 66,881
Forrester Research, Inc. * 494 22,966
Franklin Covey Co. * 519 27,159
FTI Consulting, Inc. * 1,475 241,251
Heidrick & Struggles
International, Inc. 765 23,822
HireRight Holdings Corp. * 473 7,029
Huron Consulting Group, Inc. * 868 58,243
ICF International, Inc. (d) 730 68,876
Insperity, Inc. 2,052 225,186
Jacobs Engineering Group,
Inc. 6,715 921,969
KBR, Inc. 7,512 399,864
Kelly Services, Inc., Class A 1,380 29,918
Kforce, Inc. 823 54,195
Korn Ferry (d) 2,341 153,359
Legalzoom.com, Inc. *(d) 5,363 56,204
Leidos Holdings, Inc. 9,228 987,396
ManpowerGroup, Inc. 3,050 239,151
ManTech International Corp.,
Class A 1,543 147,850
Nielsen Holdings plc 19,425 465,229
Common Stocks
Shares Value ($)
Professional Services
Planet Labs PBC * 11,805 62,921
Recruit Holdings Co. Ltd. 132,000 4,957,808
Red Violet, Inc. *(d) 80 1,888
Resources Connection,
Inc. (d) 1,269 27,233
Robert Half International, Inc. 5,391 426,644
Science Applications
International Corp. 3,004 290,997
Skillsoft Corp. *(d) 971 3,729
Sterling Check Corp. *(d) 574 11,279
TransUnion 9,886 783,268
TriNet Group, Inc. * 1,747 144,127
TrueBlue, Inc. * 1,388 30,036
Upwork, Inc. *(d) 6,331 117,503
Verisk Analytics, Inc. 7,895 1,502,024
Willdan Group, Inc. * 438 11,918
20,451,776
Real Estate Management & Development 0.1%
Anywhere Real Estate,
Inc. *(d) 6,236 61,924
CBRE Group, Inc.,
Class A *(d) 19,273 1,650,154
Compass, Inc., Class A * 17,887 68,328
Cushman & Wakefield plc *(d) 8,828 148,310
DigitalBridge Group, Inc. * 112,799 618,139
Doma Holdings, Inc. *(d) 1,940 1,439
Douglas Elliman, Inc. 2,401 14,406
eXp World Holdings, Inc. (d) 3,998 59,410
Five Point Holdings LLC,
Class A *(d) 413 1,743
Forestar Group, Inc. * 731 10,117
FRP Holdings, Inc. * 308 18,172
Howard Hughes Corp. (The) * 1,719 121,860
Jones Lang LaSalle, Inc. * 2,613 498,221
Kennedy-Wilson Holdings, Inc. 5,898 121,853
Marcus & Millichap, Inc. 1,042 42,639
Newmark Group, Inc.,
Class A (d) 8,631 98,393
Offerpad Solutions, Inc. *(d) 1,462 3,085
Opendoor Technologies, Inc. * 24,854 122,033
RE/MAX Holdings, Inc.,
Class A 112 2,838
Redfin Corp. *(d) 5,641 49,077
RMR Group, Inc. (The),
Class A 584 16,883
Seritage Growth Properties,
Class A * 1,393 16,744
St Joe Co. (The) (d) 1,362 57,231
Stratus Properties, Inc. *(d) 49 1,552
Tejon Ranch Co. * 913 15,083
WeWork, Inc. *(d) 12,391 59,105
Zillow Group, Inc., Class A *(d) 10,647 371,727
4,250,466
Road & Rail 0.4%
AMERCO (d) 516 277,133
ArcBest Corp. 1,382 122,445
Avis Budget Group, Inc. *(d) 1,643 299,075
Bird Global, Inc., Class A *(d) 1,435 772
Canadian National Railway
Co. 1,225 155,183

36 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Road & Rail
Covenant Logistics Group,
Inc. 377 12,618
CSX Corp. 113,798 3,679,089
Daseke, Inc. * 1,673 14,020
Heartland Express, Inc. 2,110 33,507
Hertz Global Holdings,
Inc. *(d) 12,913 276,596
JB Hunt Transport Services,
Inc. 4,481 821,233
Knight-Swift Transportation
Holdings, Inc. 7,497 411,960
Landstar System, Inc. (d) 1,915 299,851
Lyft, Inc., Class A *(d) 16,042 222,342
Marten Transport Ltd. (d) 2,458 52,995
Norfolk Southern Corp. 12,613 3,168,007
Old Dominion Freight Line,
Inc. 5,322 1,615,280
Ryder System, Inc. 2,009 157,345
Saia, Inc. *(d) 1,392 331,087
Schneider National, Inc.,
Class B 3,695 93,594
TuSimple Holdings, Inc.,
Class A *(d) 7,738 77,071
Uber Technologies, Inc. * 98,676 2,313,952
Union Pacific Corp. 32,635 7,417,936
Universal Logistics Holdings,
Inc. 236 7,092
Werner Enterprises, Inc. 3,038 133,551
XPO Logistics, Inc. * 5,349 319,549
22,313,283
Semiconductors & Semiconductor Equipment 2.2%
ACM Research, Inc., Class A * 3,653 61,663
Advanced Micro Devices,
Inc. * 83,626 7,900,148
Advantest Corp. 73,400 4,345,263
Allegro MicroSystems, Inc. * 1,347 33,446
Alpha & Omega
Semiconductor Ltd. *(d) 703 29,533
Ambarella, Inc. * 1,919 166,090
Amkor Technology, Inc. (d) 6,987 140,928
Analog Devices, Inc. 26,924 4,629,851
Applied Materials, Inc. 45,753 4,848,903
Atomera, Inc. *(d) 393 4,590
Axcelis Technologies, Inc. *(d) 2,229 156,766
AXT, Inc. * 1,318 11,559
Broadcom, Inc. 20,641 11,052,843
CEVA, Inc. *(d) 1,031 38,384
Cirrus Logic, Inc. *(d) 2,422 206,984
Cohu, Inc. * 3,562 101,802
Credo Technology Group
Holding Ltd. * 863 13,851
CyberOptics Corp. * 44 1,790
Diodes, Inc. * 2,420 196,915
Enphase Energy, Inc. * 6,819 1,937,823
Entegris, Inc. 7,642 839,834
First Solar, Inc. * 5,550 550,394
FormFactor, Inc. * 4,406 156,677
GLOBALFOUNDRIES,
Inc. *(d) 6,707 345,276
Ichor Holdings Ltd. * 2,283 71,367
Impinj, Inc. * 710 60,364
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
indie Semiconductor, Inc.,
Class A * 9,497 68,378
Intel Corp. 211,304 7,672,448
KLA Corp. 7,741 2,968,983
Kulicke & Soffa Industries, Inc. 3,064 147,440
Lam Research Corp. 7,216 3,611,680
Lattice Semiconductor Corp. * 7,274 447,351
MACOM Technology Solutions
Holdings, Inc. * 2,976 172,429
Marvell Technology, Inc. 43,218 2,406,378
MaxLinear, Inc. * 3,917 158,286
Microchip Technology, Inc. 27,776 1,912,655
Micron Technology, Inc. 57,636 3,565,363
MKS Instruments, Inc. 2,646 312,757
Monolithic Power Systems,
Inc. 2,328 1,081,868
Navitas Semiconductor
Corp. *(d) 732 3,821
NeoPhotonics Corp. * 2,080 33,259
NVIDIA Corp. 126,190 22,919,890
ON Semiconductor Corp. *(d) 22,008 1,469,694
Onto Innovation, Inc. * 2,176 181,152
PDF Solutions, Inc. * 1,199 32,349
Photronics, Inc. *(d) 2,549 60,692
Power Integrations, Inc. 3,169 269,397
Qorvo, Inc. * 5,753 598,715
QUALCOMM, Inc. 57,880 8,396,073
Rambus, Inc. * 6,423 162,373
Rigetti Computing, Inc. *(d) 678 3,004
Rockley Photonics Holdings
Ltd. *(d) 768 1,966
Semtech Corp. * 3,499 218,093
Silicon Laboratories, Inc. * 1,716 253,076
SiTime Corp. * 844 156,967
Skyworks Solutions, Inc. 8,471 922,323
SMART Global Holdings, Inc. * 3,374 66,198
SunPower Corp. *(d) 4,987 101,585
Synaptics, Inc. * 1,888 273,666
Teradyne, Inc. (d) 8,164 823,666
Texas Instruments, Inc. 48,705 8,712,837
Ultra Clean Holdings, Inc. * 1,674 56,246
Universal Display Corp. 2,099 242,351
Veeco Instruments, Inc. * 1,984 43,251
Wolfspeed, Inc. *(d) 6,104 508,463
108,940,167
Software 3.9%
8x8, Inc. * 6,911 33,795
A10 Networks, Inc. (d) 2,624 39,124
ACI Worldwide, Inc. * 6,457 184,218
Adobe, Inc. * 24,391 10,003,237
Agilysys, Inc. *(d) 757 36,563
Alarm.com Holdings, Inc. *(d) 2,576 182,303
Alkami Technology, Inc. *(d) 539 7,503
Altair Engineering, Inc.,
Class A *(d) 2,911 171,487
Alteryx, Inc., Class A * 2,704 130,955
American Software, Inc.,
Class A 1,184 21,170
Amplitude, Inc., Class A *(d) 3,798 56,134
ANSYS, Inc. * 4,560 1,272,194
Appfolio, Inc., Class A * 1,154 117,489

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Software
Appian Corp. * 2,206 107,057
AppLovin Corp., Class A *(d) 12,069 428,932
Asana, Inc., Class A *(d) 4,893 94,533
Aspen Technology, Inc. * 1,347 274,909
Atlassian Corp. plc, Class A * 6,256 1,309,506
Autodesk, Inc. * 11,184 2,419,323
Avalara, Inc. * 4,594 401,607
Avaya Holdings Corp. *(d) 2,185 1,963
AvePoint, Inc. * 13,785 69,339
Benefitfocus, Inc. *(d) 1,185 10,037
Bentley Systems, Inc.,
Class B (d) 8,443 334,343
Bill.com Holdings, Inc. *(d) 4,875 658,515
Black Knight, Inc. * 7,881 517,624
Blackbaud, Inc. * 2,536 155,507
Blackline, Inc. *(d) 3,035 191,873
Blend Labs, Inc., Class A * 19,359 51,108
Box, Inc., Class A * 5,734 163,075
Braze, Inc., Class A *(d) 157 6,825
BTRS Holdings, Inc., Class 1 * 3,414 22,020
C3.ai, Inc., Class A *(d) 2,699 49,689
Cadence Design Systems,
Inc. * 14,027 2,610,144
CCC Intelligent Solutions
Holdings, Inc. * 11,475 114,635
Cerence, Inc. *(d) 2,075 58,453
Ceridian HCM Holding, Inc. * 7,034 385,252
ChannelAdvisor Corp. * 932 13,738
Citrix Systems, Inc. 6,446 653,689
Cleanspark, Inc. *(d) 247 985
Clear Secure, Inc.,
Class A *(d) 3,419 86,569
Clearwater Analytics Holdings,
Inc., Class A * 288 3,681
CommVault Systems, Inc. *(d) 2,731 153,182
Confluent, Inc., Class A *(d) 6,680 170,006
Consensus Cloud Solutions,
Inc. * 500 27,015
Couchbase, Inc. *(d) 1,444 21,992
Coupa Software, Inc. * 3,892 254,615
Crowdstrike Holdings, Inc.,
Class A * 10,867 1,995,181
CS Disco, Inc. *(d) 2,474 60,712
Cvent Holding Corp. *(d) 12,162 75,891
Datadog, Inc., Class A * 13,535 1,380,705
Dave, Inc. *(d) 1,930 1,332
Digimarc Corp. *(d) 505 7,732
Digital Turbine, Inc. * 4,851 97,360
DocuSign, Inc. * 10,114 647,094
Dolby Laboratories, Inc.,
Class A 3,029 234,445
Domo, Inc., Class B * 962 26,946
DoubleVerify Holdings, Inc. * 4,704 107,863
Dropbox, Inc., Class A * 13,851 314,972
Duck Creek Technologies,
Inc. *(d) 5,626 77,639
Dynatrace, Inc. * 11,219 422,171
E2open Parent Holdings, Inc. * 11,254 75,964
Ebix, Inc. (d) 1,033 24,441
eGain Corp. * 674 5,972
Elastic NV * 3,999 319,480
Common Stocks
Shares Value ($)
Software
Embark Technology, Inc. * 2,164 987
EngageSmart, Inc. * 968 18,266
Envestnet, Inc. *(d) 377 21,968
Everbridge, Inc. * 2,108 52,995
EverCommerce, Inc. *(d) 1,165 13,374
Fair Isaac Corp. * 1,270 586,778
Five9, Inc. *(d) 3,708 400,909
ForgeRock, Inc., Class A *(d) 2,449 49,641
Fortinet, Inc. * 34,222 2,041,342
Freshworks, Inc., Class A *(d) 586 7,682
Gitlab, Inc., Class A * 312 17,909
Guidewire Software, Inc. * 4,660 362,175
HashiCorp, Inc., Class A *(d) 189 6,849
HubSpot, Inc. *(d) 2,372 730,576
Informatica, Inc., Class A *(d) 4,125 94,462
Instructure Holdings, Inc. *(d) 843 20,603
Intapp, Inc. *(d) 366 5,552
InterDigital, Inc. (d) 2,084 127,937
Intuit, Inc. 14,199 6,477,158
Jamf Holding Corp. *(d) 3,747 91,577
KnowBe4, Inc., Class A *(d) 4,019 57,431
Latch, Inc. *(d) 852 1,022
LivePerson, Inc. *(d) 3,604 49,159
LiveRamp Holdings, Inc. * 4,014 106,812
Mandiant Corp. * 12,973 295,525
Manhattan Associates, Inc. * 3,383 475,887
Marathon Digital Holdings,
Inc. *(d) 5,615 72,939
Matterport, Inc. * 16,279 69,186
MeridianLink, Inc. * 480 8,184
Microsoft Corp. 388,621 109,101,459
MicroStrategy, Inc.,
Class A *(d) 427 122,148
Mitek Systems, Inc. *(d) 4,499 48,949
Model N, Inc. * 1,327 33,334
Momentive Global, Inc. * 7,341 63,500
N-able, Inc. * 1,841 18,079
nCino, Inc. *(d) 3,736 120,635
NCR Corp. *(d) 5,560 180,422
New Relic, Inc. * 2,864 173,759
NextNav, Inc. *(d) 575 1,587
NortonLifeLock, Inc. 38,243 938,101
Nutanix, Inc., Class A * 10,980 166,127
Olo, Inc., Class A *(d) 6,756 72,357
ON24, Inc. * 970 9,322
OneSpan, Inc. * 1,331 14,734
Oracle Corp. 85,006 6,616,867
Pagaya Technologies Ltd.,
Class A * 171 4,244
PagerDuty, Inc. *(d) 5,199 134,810
Palantir Technologies, Inc.,
Class A *(d) 96,427 998,019
Palo Alto Networks, Inc. *(d) 4,959 2,475,037
Paycom Software, Inc. * 2,724 900,255
Paycor HCM, Inc. * 3,155 84,207
Paylocity Holding Corp. *(d) 2,088 429,982
Pegasystems, Inc. (d) 2,460 98,769
Ping Identity Holding Corp. * 5,164 88,563
Procore Technologies, Inc. *(d) 3,789 195,891
Progress Software Corp. (d) 1,635 76,780
PROS Holdings, Inc. *(d) 2,682 65,360
PTC, Inc. *(d) 5,680 700,798

38 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Software
Q2 Holdings, Inc. * 3,205 140,699
Qualtrics International, Inc.,
Class A * 947 12,074
Qualys, Inc. * 1,892 231,429
Rapid7, Inc. *(d) 3,064 196,004
Rimini Street, Inc. * 1,148 8,059
RingCentral, Inc., Class A * 4,257 210,679
Riot Blockchain, Inc. *(d) 4,545 33,269
Roper Technologies, Inc. 5,442 2,376,358
Sailpoint Technologies
Holdings, Inc. * 5,105 325,546
Salesforce, Inc. * 49,665 9,139,353
Samsara, Inc., Class A * 478 6,912
Sapiens International Corp.
NV (d) 895 23,547
SecureWorks Corp., Class A * 263 2,612
SEMrush Holdings, Inc.,
Class A *(d) 256 3,113
SentinelOne, Inc., Class A *(d) 9,213 228,943
ServiceNow, Inc. * 10,377 4,634,991
ShotSpotter, Inc. * 342 11,488
Smartsheet, Inc., Class A * 6,858 206,151
Splunk, Inc. *(d) 8,102 841,879
Sprinklr, Inc., Class A * 638 7,235
Sprout Social, Inc., Class A * 2,460 128,166
SPS Commerce, Inc. * 1,854 222,035
Sumo Logic, Inc. * 2,875 19,464
Synopsys, Inc. * 7,950 2,921,625
Telos Corp. * 1,504 11,942
Tenable Holdings, Inc. * 5,224 201,908
Teradata Corp. * 5,977 228,859
Terawulf, Inc. *(d) 622 896
Trade Desk, Inc. (The),
Class A *(d) 22,502 1,012,590
Tyler Technologies, Inc. * 2,130 849,870
UiPath, Inc., Class A *(d) 20,416 374,225
Unity Software, Inc. *(d) 11,440 427,742
Upland Software, Inc. * 1,058 11,977
Varonis Systems, Inc. * 5,845 148,638
Verint Systems, Inc. * 3,847 175,692
Veritone, Inc. *(d) 1,095 7,698
Vertex, Inc., Class A * 252 2,835
Viant Technology, Inc.,
Class A * 763 3,792
VMware, Inc., Class A 12,410 1,442,042
WM Technology, Inc. *(d) 419 1,425
Workday, Inc., Class A * 9,973 1,546,812
Workiva, Inc. *(d) 2,574 168,597
Xperi Holding Corp. 3,266 54,738
Yext, Inc. * 3,916 17,152
Zendesk, Inc. * 6,352 479,068
Zeta Global Holdings Corp.,
Class A * 962 5,147
Zoom Video Communications,
Inc., Class A * 13,066 1,357,035
Zscaler, Inc. *(d) 4,511 699,476
Zuora, Inc., Class A * 7,255 61,740
197,376,320
Specialty Retail 1.0%
Aaron's Co., Inc. (The) (d) 1,275 16,601
Common Stocks
Shares Value ($)
Specialty Retail
Abercrombie & Fitch Co.,
Class A *(d) 3,611 64,312
Academy Sports & Outdoors,
Inc. 4,366 187,869
Advance Auto Parts, Inc. 3,006 582,022
American Eagle Outfitters,
Inc. (d) 8,707 104,832
America's Car-Mart, Inc. *(d) 244 25,271
Arko Corp. 4,093 37,369
Asbury Automotive Group,
Inc. *(d) 1,304 223,819
AutoNation, Inc. * 2,030 241,042
AutoZone, Inc. * 1,007 2,152,352
Bath & Body Works, Inc. 11,445 406,755
Bed Bath & Beyond, Inc. * 10,276 51,688
Best Buy Co., Inc. 10,396 800,388
Big 5 Sporting Goods Corp. (d) 1,627 20,923
Boot Barn Holdings, Inc. * 1,623 101,113
Buckle, Inc. (The) 1,969 59,464
Burlington Stores, Inc. *(d) 3,262 460,366
Caleres, Inc. 1,516 37,627
Camping World Holdings, Inc.,
Class A 2,967 80,228
CarMax, Inc. *(d) 7,985 794,827
Carvana Co. *(d) 4,743 138,258
Cato Corp. (The), Class A 935 11,547
Chico's FAS, Inc. *(d) 4,825 24,222
Children's Place, Inc.
(The) *(d) 298 12,915
Citi Trends, Inc. * 347 8,529
Conn's, Inc. *(d) 599 5,643
Container Store Group, Inc.
(The) * 964 7,191
Designer Brands, Inc.,
Class A (d) 4,281 61,775
Destination XL Group, Inc. *(d) 383 1,586
Dick's Sporting Goods, Inc. (d) 2,669 249,792
EVgo, Inc. *(d) 8,729 78,299
Five Below, Inc. * 2,933 372,696
Floor & Decor Holdings, Inc.,
Class A * 5,382 433,628
Foot Locker, Inc. (d) 3,465 98,302
GameStop Corp., Class A *(d) 13,941 474,133
Gap, Inc. (The) 12,457 119,836
Genesco, Inc. * 491 27,521
Group 1 Automotive, Inc. (d) 1,056 186,828
GrowGeneration Corp. *(d) 1,950 9,458
Guess?, Inc. (d) 1,892 35,778
Haverty Furniture Cos., Inc. 718 19,623
Hibbett, Inc. (d) 925 43,401
Home Depot, Inc. (The) 53,434 16,080,428
Leslie's, Inc. *(d) 7,732 117,217
Lithia Motors, Inc., Class A 1,530 405,878
LL Flooring Holdings, Inc. * 1,175 11,797
Lowe's Cos., Inc. 34,075 6,526,385
MarineMax, Inc. *(d) 827 33,775
Monro, Inc. 2,189 109,778
Murphy USA, Inc. 1,182 336,114
National Vision Holdings, Inc. * 4,294 125,127
Nitori Holdings Co. Ltd. 41,500 4,380,362
ODP Corp. (The) * 2,843 103,201

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Specialty Retail
OneWater Marine, Inc.,
Class A *(d) 252 9,133
O'Reilly Automotive, Inc. *(d) 3,398 2,390,799
Party City Holdco, Inc. *(d) 4,110 4,685
Penske Automotive Group,
Inc. (d) 1,468 168,071
Petco Health & Wellness Co.,
Inc. *(d) 5,234 72,857
Rent-A-Center, Inc. 3,569 83,979
RH *(d) 940 262,664
Ross Stores, Inc. 18,217 1,480,313
Sally Beauty Holdings,
Inc. *(d) 6,138 78,444
Shoe Carnival, Inc. 920 20,065
Signet Jewelers Ltd. (d) 2,772 168,981
Sleep Number Corp. *(d) 708 31,902
Sonic Automotive, Inc.,
Class A (d) 1,681 70,350
Sportsman's Warehouse
Holdings, Inc. *(d) 1,671 16,476
Tilly's, Inc., Class A 725 5,488
TJX Cos., Inc. (The) 60,511 3,700,853
Tractor Supply Co. 6,364 1,218,579
TravelCenters of America,
Inc. * 1,377 57,448
Ulta Beauty, Inc. * 2,739 1,065,225
Urban Outfitters, Inc. *(d) 4,352 89,129
Victoria's Secret & Co. * 5,215 192,746
Volta, Inc. *(d) 997 1,834
Warby Parker, Inc.,
Class A *(d) 5,657 70,090
Williams-Sonoma, Inc. (d) 3,502 505,759
Winmark Corp. 117 25,992
Zumiez, Inc. *(d) 1,498 38,948
48,930,701
Technology Hardware, Storage & Peripherals 2.7%
3D Systems Corp. *(d) 6,965 79,680
Apple, Inc. 805,199 130,852,889
Avid Technology, Inc. * 1,359 38,134
Corsair Gaming, Inc. *(d) 1,668 23,519
Dell Technologies, Inc.,
Class C 17,569 791,659
Diebold Nixdorf, Inc. *(d) 2,377 7,678
Eastman Kodak Co. *(d) 883 4,865
Hewlett Packard Enterprise
Co. (d) 66,513 947,145
HP, Inc. (d) 59,369 1,982,331
IonQ, Inc. *(d) 11,211 60,539
NetApp, Inc. 11,037 787,269
Pure Storage, Inc., Class A * 14,895 422,273
Seagate Technology Holdings
plc 1,305 104,374
Super Micro Computer, Inc. * 2,377 128,382
Turtle Beach Corp. *(d) 474 6,162
Western Digital Corp. * 16,117 791,345
Xerox Holdings Corp. 8,152 139,644
137,167,888
Textiles, Apparel & Luxury Goods 0.3%
Allbirds, Inc., Class A *(d) 11,930 61,320
Asics Corp. 211,300 4,012,701
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Capri Holdings Ltd. * 7,857 382,479
Carter's, Inc. 2,335 190,256
Columbia Sportswear Co. 2,206 163,266
Crocs, Inc. * 2,527 181,034
Deckers Outdoor Corp. * 1,455 455,721
Fossil Group, Inc. * 1,954 11,783
G-III Apparel Group Ltd. * 1,791 39,563
Hanesbrands, Inc. (d) 18,346 205,108
Kontoor Brands, Inc. 2,860 104,390
Levi Strauss & Co., Class A (d) 577 10,917
Lululemon Athletica, Inc. * 5,125 1,591,364
Movado Group, Inc. 680 23,106
NIKE, Inc., Class B 63,751 7,326,265
Oxford Industries, Inc. 1,290 123,066
PLBY Group, Inc. *(d) 254 1,631
PVH Corp. 3,841 237,835
Ralph Lauren Corp. (d) 2,139 210,970
Rocky Brands, Inc. 248 8,154
Skechers USA, Inc., Class A * 6,076 230,645
Steven Madden Ltd. 4,592 145,566
Superior Group of Cos., Inc. 333 6,147
Tapestry, Inc. 13,101 440,587
Under Armour, Inc., Class A * 19,270 170,786
Unifi, Inc. * 623 8,491
VF Corp. 18,150 810,942
Wolverine World Wide, Inc. 4,511 101,362
17,255,455
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc. * 4,133 172,594
Blue Foundry Bancorp * 170 1,994
Bridgewater Bancshares, Inc. * 1,042 18,214
Capitol Federal Financial,
Inc. (d) 4,005 38,408
Columbia Financial, Inc. *(d) 2,721 55,345
Enact Holdings, Inc. (d) 971 22,372
Essent Group Ltd. 5,073 211,848
Federal Agricultural Mortgage
Corp., Class C 935 103,121
Finance of America Cos., Inc.,
Class A *(d) 4,182 7,402
Flagstar Bancorp, Inc. 1,484 61,141
Hingham Institution for
Savings 67 19,431
Home Bancorp, Inc. 333 12,544
Kearny Financial Corp. 9,747 114,137
Luther Burbank Corp. 1,038 13,691
Merchants Bancorp 687 18,178
MGIC Investment Corp. 15,780 223,129
Mr. Cooper Group, Inc. * 4,758 214,348
New York Community
Bancorp, Inc. (d) 40,066 425,501
NMI Holdings, Inc., Class A * 3,169 60,021
Northfield Bancorp, Inc. 12,646 186,149
PennyMac Financial Services,
Inc. 1,221 66,899
Pioneer Bancorp, Inc. * 330 3,204
Provident Bancorp, Inc. 253 3,830
Provident Financial Services,
Inc. 1,344 32,740
Radian Group, Inc. 7,978 178,468
Rocket Cos., Inc., Class A (d) 7,809 74,342

40 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Southern Missouri Bancorp,
Inc. (d) 356 19,203
TFS Financial Corp. 6,646 97,364
TrustCo Bank Corp. NY 114 3,826
UWM Holdings Corp. (d) 5,353 20,181
Walker & Dunlop, Inc. (d) 1,674 188,559
Waterstone Financial, Inc. 3,956 73,779
WSFS Financial Corp. 1,405 67,047
2,809,010
Tobacco 0.2%
22nd Century Group, Inc. *(d) 8,442 14,183
Altria Group, Inc. 97,057 4,256,920
Philip Morris International, Inc. 82,419 8,007,006
Turning Point Brands, Inc. (d) 405 9,720
Universal Corp. 1,371 76,653
Vector Group Ltd. 9,961 110,965
12,475,447
Trading Companies & Distributors 0.2%
Air Lease Corp. 5,816 215,832
Alta Equipment Group, Inc. * 570 6,407
Applied Industrial
Technologies, Inc. 2,092 210,434
Beacon Roofing Supply,
Inc. *(d) 2,343 140,627
BlueLinx Holdings, Inc. * 326 26,080
Boise Cascade Co. 2,552 180,452
Core & Main, Inc., Class A *(d) 3,332 80,434
Custom Truck One Source,
Inc. *(d) 1,904 11,786
Distribution Solutions Group,
Inc. * 152 7,539
DXP Enterprises, Inc. * 652 22,168
Fastenal Co. 35,329 1,814,497
GATX Corp. 1,868 187,267
Global Industrial Co. 694 24,811
GMS, Inc. * 2,741 145,465
H&E Equipment Services, Inc. 1,259 45,009
Herc Holdings, Inc. 1,370 169,907
Hudson Technologies, Inc. *(d) 267 2,379
McGrath RentCorp 1,669 140,797
MRC Global, Inc. * 3,189 37,056
MSC Industrial Direct Co.,
Inc., Class A 2,589 214,007
NOW, Inc. * 4,387 48,520
Rush Enterprises, Inc.,
Class A 1,838 89,943
SiteOne Landscape Supply,
Inc. *(d) 2,431 338,711
Textainer Group Holdings Ltd. 2,376 80,713
Titan Machinery, Inc. * 777 21,857
Transcat, Inc. * 255 15,892
Triton International Ltd. (d) 1,994 127,776
United Rentals, Inc. *(d) 3,764 1,214,530
Univar Solutions, Inc. * 9,349 252,797
Veritiv Corp. * 1,278 158,498
Watsco, Inc. (d) 1,652 452,565
WESCO International, Inc. * 2,411 308,222
WW Grainger, Inc. 2,440 1,326,213
8,119,191
Common Stocks
Shares Value ($)
Water Utilities 0.0%
†
American States Water Co. 2,287 199,358
American Water Works Co.,
Inc. 9,263 1,439,841
Artesian Resources Corp.,
Class A 300 15,468
California Water Service
Group 3,305 198,564
Essential Utilities, Inc. 11,843 615,125
Global Water Resources, Inc. 376 4,975
Middlesex Water Co. 106 10,082
Pure Cycle Corp. * 646 6,822
SJW Group 1,940 127,380
York Water Co. (The) 498 21,409
2,639,024
Wireless Telecommunication Services 0.1%
Gogo, Inc. * 2,332 40,484
Shenandoah
Telecommunications Co. 3,686 82,198
SoftBank Group Corp. 47,200 2,007,777
Telephone & Data Systems,
Inc. 5,225 82,607
T-Mobile US, Inc. * 34,729 4,968,331
United States Cellular Corp. * 819 23,988
7,205,385
Total Common Stocks
(cost $2,054,548,532)
2,278,525,031
Corporate Bonds 16.8%
Principal
Amount ($)
Aerospace & Defense 0.4%
Boeing Co. (The) ,
1.43%, 2/4/2024 4,120,000 3,967,888
4.88%, 5/1/2025 5,710,000 5,794,862
2.75%, 2/1/2026 1,980,000 1,894,107
Northrop Grumman Corp. ,
2.93%, 1/15/2025 8,570,000 8,480,627
Raytheon Technologies Corp. ,
3.15%, 12/15/2024 150,000 148,596
20,286,080
Automobiles 0.4%
Ford Motor Co. ,
3.25%, 2/12/2032 10,300,000 8,600,500
General Motors Co. ,
5.40%, 10/2/2023 1,810,000 1,842,333
6.13%, 10/1/2025 2,770,000 2,911,952
Nissan Motor Acceptance Co.
LLC ,
1.05%, 3/8/2024(a) 470,000 442,834
2.00%, 3/9/2026(a) 530,000 467,486
Nissan Motor Co. Ltd. ,
3.04%, 9/15/2023(a) 4,960,000 4,888,546
19,153,651
Banks 4.4%
Banco Santander SA ,
2.75%, 5/28/2025 4,400,000 4,199,336

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(e) 3,400,000 3,270,241
Bank of America Corp. ,
(ICE LIBOR USD 3 Month +
0.79%), 2.40%, 3/5/2024(e) 2,000,000 1,985,640
3.86%, 7/23/2024 2,570,000 2,563,660
(SOFR + 1.11%), 3.84%,
4/25/2025(d)(e) 2,050,000 2,045,244
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 6,070,000 5,599,398
(SOFR + 0.96%), 1.73%,
7/22/2027(e) 6,000,000 5,442,960
Bank of Montreal ,
2.50%, 6/28/2024(d) 2,920,000 2,863,144
1.85%, 5/1/2025(d) 8,420,000 8,050,862
Bank of Nova Scotia (The) ,
3.45%, 4/11/2025 1,470,000 1,460,034
1.30%, 6/11/2025 4,970,000 4,643,101
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 5,550,000 5,312,563
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(e) 6,170,000 5,763,878
Citigroup, Inc. ,
(SOFR + 1.67%), 1.68%,
5/15/2024(e) 1,500,000 1,476,156
(SOFR + 2.84%), 3.11%,
4/8/2026(e) 6,910,000 6,716,607
(SOFR + 0.77%), 1.12%,
1/28/2027(e) 2,940,000 2,640,013
(SOFR + 0.77%), 1.46%,
6/9/2027(e) 5,300,000 4,771,534
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
1.34%, 6/24/2026(a)(e) 4,150,000 3,812,596
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
3.65%, 4/6/2028(a)(e) 6,180,000 5,951,059
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 9,290,000 8,586,931
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
3.77%, 3/28/2025(a)(e) 5,430,000 5,326,297
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.72%),
1.54%, 5/25/2027(a)(e) 6,250,000 5,647,091
HSBC Holdings plc ,
3.60%, 5/25/2023 5,380,000 5,388,652
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(ICE LIBOR USD 3
Month + 1.00%), 2.45%,
5/18/2024(e) 6,160,000 6,123,102
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 2,400,000 2,245,922
Intesa Sanpaolo SpA ,
3.38%, 1/12/2023(a) 4,290,000 4,267,628
JPMorgan Chase & Co. ,
(SOFR + 1.46%), 1.51%,
6/1/2024(e) 5,520,000 5,411,340
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 1,440,000 1,441,677
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 14,710,000 13,925,948
(SOFR + 0.89%), 1.58%,
4/22/2027(e) 2,270,000 2,061,951
Lloyds Banking Group plc ,
3.90%, 3/12/2024 600,000 601,012
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 2,490,000 2,464,887
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.13%),
3.84%, 4/17/2026(e) 650,000 644,194
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.30%),
4.08%, 4/19/2028(e) 670,000 661,380
Nordea Bank Abp ,
0.63%, 5/24/2024(a) 5,150,000 4,863,219
Royal Bank of Canada ,
3.38%, 4/14/2025 3,900,000 3,872,438
1.15%, 6/10/2025 2,100,000 1,960,196
1.15%, 7/14/2026 4,560,000 4,131,624
Santander UK Group Holdings
plc ,
(SOFR + 0.99%), 1.67%,
6/14/2027(e) 1,960,000 1,734,538
Standard Chartered plc ,
3.95%, 1/11/2023(a) 8,580,000 8,550,139
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.80%), 3.54%,
10/16/2023(e) 5,360,000 5,360,819
Swedbank AB ,
3.36%, 4/4/2025(a) 5,000,000 4,938,710
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023 4,060,000 3,971,604
1.15%, 6/12/2025 1,460,000 1,361,271
1.20%, 6/3/2026(d) 5,060,000 4,606,185
Truist Financial Corp. ,
(SOFR + 0.86%), 1.89%,
6/7/2029(e) 2,620,000 2,315,375

42 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp ,
1.45%, 5/12/2025 5,690,000 5,429,815
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.23%), 4.04%,
10/31/2023(e) 7,910,000 7,916,239
1.65%, 6/2/2024 4,530,000 4,445,317
(SOFR + 1.32%), 3.91%,
4/25/2026(e) 4,200,000 4,173,355
2.19%, 4/30/2026 7,490,000 7,104,267
Westpac Banking Corp. ,
1.15%, 6/3/2026 2,680,000 2,442,264
222,543,413
Beverages 0.0%
†
Constellation Brands, Inc. ,
3.60%, 5/9/2024 960,000 960,141
PepsiCo, Inc. ,
0.75%, 5/1/2023 740,000 729,123
1,689,264
Biotechnology 0.3%
AbbVie, Inc. ,
2.60%, 11/21/2024 1,030,000 1,008,545
3.80%, 3/15/2025 3,690,000 3,699,512
2.95%, 11/21/2026 10,180,000 9,932,030
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 2,150,000 2,166,916
16,807,003
Building Products 0.0%
†
Carrier Global Corp. ,
2.24%, 2/15/2025 583,000 563,012
Capital Markets 1.5%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 5,140,000 4,883,119
Charles Schwab Corp. (The) ,
1.15%, 5/13/2026 3,870,000 3,558,049
Credit Suisse AG ,
3.63%, 9/9/2024 6,080,000 6,004,296
2.95%, 4/9/2025 5,350,000 5,163,279
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 3,120,000 3,103,193
3.75%, 5/22/2025 18,210,000 18,200,170
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(e) 5,540,000 5,450,368
(SOFR + 1.16%), 3.62%,
4/17/2025(e) 8,200,000 8,125,052
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 4,450,000 4,237,472
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 4,550,000 4,108,798
UBS Group AG ,
(ICE LIBOR USD 3
Month + 0.95%), 2.36%,
8/15/2023(a)(e) 5,730,000 5,728,660
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG,
(ICE LIBOR USD 3
Month + 0.95%), 2.86%,
8/15/2023(a)(e) 4,310,000 4,308,818
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.55%),
4.49%, 5/12/2026(a)(e) 1,250,000 1,257,319
74,128,593
Chemicals 0.3%
Equate Petrochemical BV ,
2.63%, 4/28/2028(a) 2,750,000 2,464,484
OCP SA ,
Reg. S, 4.50%, 10/22/2025 4,700,000 4,608,350
Orbia Advance Corp. SAB de
CV ,
1.88%, 5/11/2026(a) 2,590,000 2,349,052
4.00%, 10/4/2027(a) 2,910,000 2,808,150
2.88%, 5/11/2031(a) 750,000 618,750
12,848,786
Consumer Finance 0.2%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 4,020,000 3,576,195
American Express Co. ,
3.38%, 5/3/2024(d) 2,220,000 2,216,377
4.05%, 5/3/2029 390,000 393,788
Ford Motor Credit Co. LLC ,
(ICE LIBOR USD 3 Month +
1.08%), 2.37%, 8/3/2022(e) 1,620,000 1,619,743
PACCAR Financial Corp. ,
1.10%, 5/11/2026 1,790,000 1,648,715
SLM Student Loan Trust
2003-10 ,
5.15%, 12/15/2039(a) 1,371,195 1,319,373
10,774,191
Diversified Financial Services 0.2%
NTT Finance Corp. ,
1.16%, 4/3/2026(a) 6,430,000 5,880,720
Shell International Finance
BV ,
(ICE LIBOR USD 3
Month + 0.40%), 1.82%,
11/13/2023(e) 1,210,000 1,207,294
2.88%, 5/10/2026 1,880,000 1,848,247
8,936,261
Diversified Telecommunication Services 0.5%
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 2,570,000 2,284,524
4.25%, 2/1/2031(a) 3,200,000 2,776,000
Verizon Communications, Inc. ,
2.63%, 8/15/2026 2,760,000 2,671,321
2.10%, 3/22/2028 8,220,000 7,519,235
2.36%, 3/15/2032 9,601,000 8,292,216
23,543,296

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 0.3%
Comision Federal de
Electricidad ,
4.75%, 2/23/2027(a) 4,850,000 4,704,500
Duke Energy Carolinas LLC ,
2.50%, 3/15/2023 2,150,000 2,139,978
Duke Energy Corp. ,
2.40%, 8/15/2022 1,820,000 1,819,090
FirstEnergy Corp. ,
Series A, 1.60%, 1/15/2026 940,000 863,118
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara ,
5.45%, 5/21/2028(a) 3,920,000 3,993,108
13,519,794
Entertainment 0.1%
Magallanes, Inc. ,
3.64%, 3/15/2025(a) 1,350,000 1,321,639
3.76%, 3/15/2027(a) 2,020,000 1,941,949
3,263,588
Food Products 0.1%
Cargill, Inc. ,
3.25%, 3/1/2023(a) 1,520,000 1,518,764
Mondelez International
Holdings Netherlands BV ,
2.13%, 9/19/2022(a) 210,000 209,705
Mondelez International, Inc. ,
1.50%, 5/4/2025 2,290,000 2,176,416
3,904,885
Health Care Equipment & Supplies 0.0%
†
Becton Dickinson and Co. ,
3.36%, 6/6/2024 1,524,000 1,513,221
3.73%, 12/15/2024 566,000 566,631
2,079,852
Health Care Providers & Services 0.9%
Aetna, Inc. ,
2.75%, 11/15/2022 930,000 929,855
Cigna Corp. ,
(ICE LIBOR USD 3
Month + 0.89%), 3.40%,
7/15/2023(d)(e) 10,410,000 10,435,933
3.75%, 7/15/2023 12,000 12,021
3.25%, 4/15/2025 1,010,000 1,000,336
4.13%, 11/15/2025 10,740,000 10,897,358
CVS Health Corp. ,
3.88%, 7/20/2025 13,960,000 14,138,089
Humana, Inc. ,
3.15%, 12/1/2022 1,500,000 1,499,942
4.50%, 4/1/2025 260,000 264,620
UnitedHealth Group, Inc. ,
2.38%, 10/15/2022 50,000 49,972
3.50%, 6/15/2023 120,000 120,661
1.15%, 5/15/2026(d) 2,480,000 2,306,362
3.70%, 5/15/2027(d) 2,800,000 2,859,468
44,514,617
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp. ,
2.90%, 6/25/2025 3,230,000 3,027,045
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Las Vegas Sands Corp.,
3.50%, 8/18/2026 2,255,000 2,107,857
McDonald's Corp. ,
3.30%, 7/1/2025 4,210,000 4,206,706
1.45%, 9/1/2025 240,000 227,118
3.70%, 1/30/2026 5,300,000 5,375,844
14,944,570
Industrial Conglomerates 0.2%
3M Co. ,
(ICE LIBOR USD 3
Month + 0.30%), 1.71%,
2/14/2024(e) 7,060,000 6,999,321
Honeywell International, Inc. ,
1.10%, 3/1/2027 2,290,000 2,090,740
9,090,061
Insurance 0.1%
American International Group,
Inc. ,
2.50%, 6/30/2025(d) 200,000 192,601
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 139,116
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 4,980,000 4,871,552
New York Life Global Funding ,
0.95%, 6/24/2025(a) 300,000 278,499
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 830,000 769,176
6,250,944
Interactive Media & Services 0.0%
†
Tencent Holdings Ltd. ,
Reg. S, 2.99%,
1/19/2023(d) 270,000 269,417
3.68%, 4/22/2041(a) 610,000 480,448
3.84%, 4/22/2051(a) 1,320,000 1,002,619
1,752,484
Internet & Direct Marketing Retail 0.3%
Amazon.com, Inc. ,
3.30%, 4/13/2027 980,000 986,588
1.20%, 6/3/2027 6,760,000 6,168,548
eBay, Inc. ,
1.40%, 5/10/2026 4,230,000 3,891,763
Prosus NV ,
3.06%, 7/13/2031(a) 4,300,000 3,359,223
14,406,122
IT Services 0.2%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028 2,450,000 2,271,177
PayPal Holdings, Inc. ,
1.65%, 6/1/2025 10,710,000 10,289,640
12,560,817
Media 0.8%
Charter Communications
Operating LLC ,
(ICE LIBOR USD 3 Month +
1.65%), 2.94%, 2/1/2024(e) 13,130,000 13,172,307

44 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC,
4.91%, 7/23/2025 3,780,000 3,830,696
Comcast Corp. ,
(ICE LIBOR USD 3
Month + 0.63%), 3.14%,
4/15/2024(e) 9,200,000 9,201,252
3.95%, 10/15/2025 4,010,000 4,077,369
4.15%, 10/15/2028 2,410,000 2,470,782
DISH DBS Corp. ,
5.25%, 12/1/2026(a) 150,000 129,750
5.75%, 12/1/2028(a) 2,130,000 1,727,963
Fox Corp. ,
3.05%, 4/7/2025 7,080,000 6,920,236
3.50%, 4/8/2030 430,000 405,521
41,935,876
Metals & Mining 0.2%
Glencore Finance Canada
Ltd. ,
4.25%, 10/25/2022(a)(c) 420,000 419,992
Glencore Funding LLC ,
3.00%, 10/27/2022(a) 1,240,000 1,234,712
4.13%, 5/30/2023(a) 440,000 438,319
4.13%, 3/12/2024(a) 4,140,000 4,124,827
Southern Copper Corp. ,
3.88%, 4/23/2025 3,990,000 3,950,100
Vale Overseas Ltd. ,
6.88%, 11/21/2036 520,000 561,600
10,729,550
Multiline Retail 0.0%
†
Dollar General Corp. ,
3.25%, 4/15/2023 40,000 39,915
Oil, Gas & Consumable Fuels 2.4%
BP Capital Markets America,
Inc. ,
(ICE LIBOR USD 3
Month + 0.65%), 2.75%,
9/19/2022(e) 1,000,000 999,354
3.19%, 4/6/2025 2,090,000 2,087,875
Continental Resources, Inc. ,
4.50%, 4/15/2023 8,550,000 8,559,405
3.80%, 6/1/2024 3,860,000 3,816,488
2.27%, 11/15/2026(a) 1,310,000 1,183,946
Coterra Energy, Inc. ,
4.38%, 6/1/2024(a) 8,700,000 8,701,339
3.90%, 5/15/2027(a) 1,640,000 1,598,676
Devon Energy Corp. ,
5.25%, 9/15/2024 1,680,000 1,716,674
5.85%, 12/15/2025 4,760,000 4,978,200
Ecopetrol SA ,
5.88%, 9/18/2023 2,250,000 2,272,590
5.38%, 6/26/2026 2,140,000 2,071,520
Energy Transfer LP ,
4.50%, 11/1/2023 1,160,000 1,165,417
4.50%, 4/15/2024 3,090,000 3,100,211
2.90%, 5/15/2025 6,120,000 5,879,589
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 1,570,000 1,573,766
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enterprise Products Operating
LLC,
3.75%, 2/15/2025 1,930,000 1,940,215
4.15%, 10/16/2028 3,980,000 4,008,430
EQM Midstream Partners LP ,
6.50%, 7/1/2027(a) 3,000,000 3,006,210
EQT Corp. ,
3.13%, 5/15/2026(a) 1,120,000 1,075,450
3.90%, 10/1/2027 3,230,000 3,142,273
5.00%, 1/15/2029 70,000 69,196
KazMunayGas National Co.
JSC ,
4.75%, 4/24/2025(a) 1,070,000 1,029,574
Kinder Morgan Energy
Partners LP ,
4.30%, 5/1/2024 5,320,000 5,353,203
Kinder Morgan, Inc. ,
(ICE LIBOR USD 3
Month + 1.28%), 3.79%,
1/15/2023(e) 500,000 500,196
4.30%, 6/1/2025 4,060,000 4,096,529
Lukoil Capital DAC ,
2.80%, 4/26/2027(a) 2,600,000 1,586,000
Lukoil International Finance
BV ,
4.75%, 11/2/2026(a) 1,860,000 1,209,000
MPLX LP ,
4.00%, 2/15/2025 250,000 248,343
4.88%, 6/1/2025 2,890,000 2,948,626
1.75%, 3/1/2026 4,000,000 3,677,953
Occidental Petroleum Corp. ,
3.20%, 8/15/2026 2,763,000 2,595,265
3.00%, 2/15/2027 264,000 243,087
Petrobras Global Finance BV ,
5.30%, 1/27/2025 550,000 562,754
5.75%, 2/1/2029 800,000 805,072
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 4,270,000 3,418,178
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 2,440,000 2,390,639
1.13%, 1/15/2026 10,630,000 9,654,729
Sinopec Group Overseas
Development 2014 Ltd. ,
4.38%, 4/10/2024(a) 4,120,000 4,187,447
Transcontinental Gas Pipe
Line Co. LLC ,
7.85%, 2/1/2026 4,710,000 5,249,691
Western Midstream Operating
LP ,
(ICE LIBOR USD 3
Month + 1.10%), 3.56%,
1/13/2023(e) 1,620,000 1,604,381
3.95%, 6/1/2025 1,980,000 1,959,666
Williams Cos., Inc. (The) ,
4.30%, 3/4/2024 4,020,000 4,039,368
4.55%, 6/24/2024 2,110,000 2,131,152
122,437,677

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 4,310,000 4,396,297
Personal Products 0.1%
GSK Consumer Healthcare
Capital UK plc ,
3.13%, 3/24/2025(a) 2,810,000 2,772,667
Pharmaceuticals 0.4%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026(d) 3,730,000 3,445,505
AstraZeneca plc ,
(ICE LIBOR USD 3
Month + 0.67%), 2.11%,
8/17/2023(e) 4,696,000 4,696,104
Merck & Co., Inc. ,
1.45%, 6/24/2030 260,000 223,617
Pfizer, Inc. ,
0.80%, 5/28/2025 5,300,000 5,011,039
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 4,680,000 4,586,400
4.75%, 5/9/2027(d) 2,500,000 2,396,875
5.13%, 5/9/2029(d) 2,300,000 2,110,066
22,469,606
Road & Rail 0.1%
Canadian Pacific Railway Co. ,
1.75%, 12/2/2026 7,840,000 7,284,992
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. ,
3.15%, 11/15/2025 4,340,000 4,250,833
3.14%, 11/15/2035(a) 4,390,000 3,529,964
Intel Corp. ,
1.60%, 8/12/2028 5,500,000 4,996,703
Microchip Technology, Inc. ,
0.98%, 9/1/2024 2,600,000 2,438,074
NXP BV ,
2.70%, 5/1/2025 8,700,000 8,380,086
QUALCOMM, Inc. ,
(ICE LIBOR USD 3
Month + 0.73%), 3.54%,
1/30/2023(e) 5,300,000 5,312,752
Texas Instruments, Inc. ,
1.75%, 5/4/2030 1,280,000 1,135,141
TSMC Arizona Corp. ,
1.75%, 10/25/2026 3,170,000 2,936,846
32,980,399
Software 0.2%
Oracle Corp. ,
2.50%, 4/1/2025(d) 4,480,000 4,331,398
Workday, Inc. ,
3.50%, 4/1/2027 3,960,000 3,888,436
8,219,834
Specialty Retail 0.1%
Home Depot, Inc. (The) ,
2.50%, 4/15/2027 20,000 19,424
2.88%, 4/15/2027 800,000 792,498
Lowe's Cos., Inc. ,
2.50%, 4/15/2026 2,190,000 2,119,935
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Lowe’s Cos., Inc.,
1.70%, 9/15/2028 2,820,000 2,506,021
5,437,878
Thrifts & Mortgage Finance 0.1%
Nationwide Building Society ,
0.55%, 1/22/2024(a) 6,220,000 5,933,734
Tobacco 0.4%
Altria Group, Inc. ,
2.35%, 5/6/2025 4,490,000 4,307,706
4.40%, 2/14/2026 436,000 440,591
2.63%, 9/16/2026(d) 5,340,000 5,052,417
BAT Capital Corp. ,
(ICE LIBOR USD 3
Month + 0.88%), 2.29%,
8/15/2022(e) 40,000 39,988
BAT International Finance plc ,
1.67%, 3/25/2026(d) 5,600,000 5,062,225
Philip Morris International,
Inc. ,
1.13%, 5/1/2023 2,420,000 2,381,314
1.50%, 5/1/2025 260,000 246,030
0.88%, 5/1/2026 4,200,000 3,777,613
21,307,884
Trading Companies & Distributors 0.2%
Air Lease Corp. ,
0.70%, 2/15/2024 5,290,000 5,014,242
3.38%, 7/1/2025 260,000 250,687
1.88%, 8/15/2026 1,480,000 1,318,766
International Lease Finance
Corp. ,
5.88%, 8/15/2022 2,600,000 2,601,984
9,185,679
Transportation Infrastructure 0.1%
DP World Crescent Ltd. ,
4.85%, 9/26/2028(a) 4,810,000 4,862,679
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 7,890,000 7,797,961
3.50%, 4/15/2031 2,570,000 2,376,479
10,174,440
Total Corporate Bonds
(cost $898,031,787)
847,730,391
Exchange Traded Funds 2.0%
Shares
Debt Funds 0.0%
†
iShares iBoxx High Yield
Corporate Bond ETF(d) 24,081 1,882,893
Equity Funds 2.0%
Consumer Discretionary
Select Sector SPDR
Fund(d) 7,630 1,242,393
Energy Select Sector SPDR
Fund 36,693 2,877,465

46 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Exchange Traded Funds
Shares Value ($)
Equity Funds
Financial Select Sector SPDR
Fund(d) 40,824 1,376,177
Industrial Select Sector SPDR
Fund(d) 31,657 3,027,676
Invesco Nasdaq 100 ETF 65,467 8,496,962
Invesco QQQ Trust(d) 21,013 6,628,761
iShares China Large-Cap
ETF(d) 13,372 406,241
iShares Russell 1000 ETF(d) 97,412 22,114,472
Materials Select Sector SPDR
Fund(d) 76,722 5,994,290
SPDR S&P Homebuilders
ETF(d) 9,171 586,944
Vanguard FTSE Pacific ETF 25,444 1,701,440
Vanguard Health Care ETF(d) 6,621 1,620,755
Vanguard High Dividend Yield
ETF 156,256 16,622,513
Vanguard Industrials ETF(d) 6,006 1,084,684
Vanguard Mid-Cap ETF(d) 5,089 1,098,155
Vanguard Russell 1000(d) 114,876 21,580,605
WisdomTree Japan Hedged
Equity Fund(d) 28,725 1,861,955
Xtrackers Harvest CSI 300
China A-Shares ETF(d) 25,200 789,264
99,110,752
Total Exchange Traded Funds
(cost $107,578,032)
100,993,645
Foreign Government Securities 0.6%
Principal
Amount ($)
ARGENTINA 0.0%
†
Argentine Republic,
1.00%, 7/9/2029 103,130 24,064
0.50%, 7/9/2030(c) 2,968,200 698,444
Provincia de Buenos Aires,
3.90%, 9/1/2037(a)(c) 1,301,247 403,043
1,125,551
COLOMBIA 0.0%
†
Republic of Colombia,
3.25%, 4/22/2032 2,340,000 1,819,491
MEXICO 0.3%
Mex Bonos Desarr Fix Rt,
5.75%, 3/5/2026 MXN 70,000,000 3,109,524
8.00%, 11/7/2047 53,130,000 2,397,815
United Mexican States,
3.50%, 2/12/2034 9,340,000 8,106,437
13,613,776
PANAMA 0.1%
Republic of Panama,
3.88%, 3/17/2028 5,060,000 4,902,604
RUSSIA 0.0%
†
Russian Federation,
6.90%, 5/23/2029^∞ RUB 540,665,000 0
7.65%, 4/10/2030^∞ 144,850,000 0
Foreign Government Securities
Principal
Amount ($) Value ($)
7.25%, 5/10/2034^∞ RUB 2,250,000 0
0
SENEGAL 0.1%
Republic of Senegal,
Reg. S, 6.25%, 7/30/2024 1,100,000 990,726
6.25%, 5/23/2033(a) 1,260,000 1,006,488
1,997,214
UNITED ARAB EMIRATES 0.0%
†
United Arab Emirates
Government Bond,
2.50%, 10/11/2022(a) 1,400,000 1,398,600
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 1/23/2031 6,430,000 6,739,425
Total Foreign Government Securities
(cost $45,945,504)
31,596,661
Master Limited Partnership 0.0%
†
Shares
Oil, Gas & Consumable Fuels 0.0%
†
Magellan Midstream Partners
LP 3,115 160,423
Total Master Limited
Partnership
(cost $149,298) 160,423
Mortgage-Backed Securities 2.2%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD1143
4.50%, 9/1/2050 15,815,826 16,305,996
Pool# RA3913
2.50%, 11/1/2050 241,513 228,071
Pool# RA4349
2.50%, 1/1/2051 505,401 474,456
Pool# SD7534
2.50%, 2/1/2051 4,742,385 4,485,976
Pool# RA4532
2.50%, 2/1/2051 473,177 444,345
Pool# RA5921
2.50%, 9/1/2051 274,343 256,513
Pool# QC7411
2.50%, 9/1/2051 94,699 88,900
Pool# QD1954
3.00%, 11/1/2051 190,976 184,398
Pool# QD2260
3.00%, 12/1/2051 92,068 88,897
Pool# SD1035
4.00%, 5/1/2052 1,061,593 1,071,495
Pool# QE4043
3.00%, 6/1/2052 698,887 674,075
Pool# SD1132
4.00%, 6/1/2052 6,188,989 6,222,245

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# AN4927
3.45%, 3/1/2029 19,288 19,561
Pool# AN5386
3.25%, 5/1/2029 19,640 19,677
Pool# AM8700
2.93%, 6/1/2030 19,209 18,759
Pool# BM6898
2.15%, 2/1/2032(b) 59,833 54,110
Pool# BL5547
2.68%, 1/1/2035 300,000 276,976
Pool# BM6224
2.79%, 1/1/2035(b) 731,222 689,710
Pool# BL5767
2.68%, 2/1/2035 200,000 184,313
Pool# BF0301
4.50%, 8/1/2058 340,288 356,485
Pool# BF0546
2.50%, 7/1/2061 14,411,411 13,312,925
FNMA UMBS Pool
Pool# FS1248
3.00%, 2/1/2047 1,228,269 1,208,840
Pool# BK2620
2.50%, 6/1/2050 68,805 64,470
Pool# CA7257
2.50%, 10/1/2050 166,480 157,095
Pool# FM5313
2.50%, 10/1/2050 88,153 82,412
Pool# CA8955
2.50%, 2/1/2051 458,793 430,740
Pool# FM9195
2.50%, 10/1/2051 375,930 351,088
Pool# BU3608
3.00%, 11/1/2051 176,769 170,681
Pool# FS1107
2.50%, 12/1/2051 285,602 268,095
Pool# CB2442
3.50%, 12/1/2051 722,735 720,359
Pool# FS1938
2.50%, 2/1/2052 5,118,470 4,790,924
Pool# FS0551
2.50%, 2/1/2052 96,749 90,758
Pool# FS0736
2.50%, 3/1/2052 96,477 90,376
Pool# BV5395
3.50%, 4/1/2052 1,082,446 1,077,628
Pool# BV9499
4.00%, 4/1/2052 2,695,202 2,720,344
Pool# FS1877
3.00%, 5/1/2052 2,376,428 2,290,593
Pool# FS1950
4.00%, 5/1/2052 7,113,797 7,166,951
Pool# CB3530
4.00%, 5/1/2052 5,875,159 5,919,058
Pool# CB3833
3.00%, 6/1/2052 697,627 673,348
Pool# FS2061
4.00%, 6/1/2052 7,828,653 7,935,545
Pool# FS2066
4.00%, 6/1/2052 7,616,205 7,702,230
Pool# CB3918
4.50%, 6/1/2052 4,077,023 4,168,108
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS2172
4.50%, 6/1/2052 1,192,665 1,214,920
Pool# BW3446
4.50%, 6/1/2052 672,689 685,553
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 8/25/2052 900,000 809,297
2.50%, 8/25/2052 4,000,000 3,726,915
3.00%, 8/25/2052 3,100,000 2,985,112
2.50%, 9/25/2052 1,400,000 1,303,272
3.50%, 9/25/2052 5,700,000 5,624,633
GNMA I Pool Pool# 783669 ,
3.00%, 9/15/2042 56,855
56,390
GNMA II Pool
Pool# 784106
3.50%, 1/20/2046 89,391 90,511
Pool# 784985
3.50%, 9/20/2048 56,056 56,405
Pool# BS1728
4.00%, 1/20/2050 49,141 51,207
Pool# BM7534
3.50%, 2/20/2050 64,083 64,090
Pool# BS1742
4.00%, 2/20/2050 43,040 44,654
Pool# BS1757
4.00%, 3/20/2050 30,345 31,737
Pool# BS8420
4.00%, 4/20/2050 159,390 165,152
Pool# 785221
2.00%, 12/20/2050 255,017 233,312
Pool# 785218
2.00%, 12/20/2050 251,674 229,159
Pool# 785219
2.00%, 12/20/2050 249,122 226,829
Pool# 785220
2.00%, 12/20/2050 174,367 159,627
Pool# BT1888
2.50%, 12/20/2050 259,381 245,917
Pool# BS8546
2.50%, 12/20/2050 160,393 149,304
Pool# CD8312
2.50%, 5/20/2051 172,361 162,152
Pool# MA7590
3.00%, 9/20/2051 619,744 604,813
Pool# 786082
3.00%, 11/20/2051 98,465 95,890
Pool# BZ4383
3.00%, 1/20/2052 139,370 138,947
Pool# 785944
3.00%, 2/20/2052 492,156 478,826
Pool# 786107
3.00%, 3/20/2052 98,765 96,136
Pool# 786077
3.00%, 3/20/2052 96,217 93,188
Total Mortgage-Backed Securities
(cost $111,151,987)
113,361,474

48 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Purchased Options 0.0%
†
Number of
Contracts Value ($)
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month Eurodollar 3/13/2023
at USD 97.75, American
Style, Notional Amount:
USD 50,000,000 Exchange
Traded 200 47,500
3 Month Eurodollar
12/19/2022 at USD 99.00,
American Style, Notional
Amount: USD 85,500,000
Exchange Traded 342 6,412
3 Month Eurodollar
12/19/2022 at USD 98.75,
American Style, Notional
Amount: USD 18,500,000
Exchange Traded 74 1,388
3 Month Eurodollar
12/19/2022 at USD 98.00,
American Style, Notional
Amount: USD 6,750,000
Exchange Traded 27 1,350
3 Month Eurodollar 9/19/2022
at USD 98.25, American
Style, Notional Amount:
USD 7,000,000 Exchange
Traded 28 350
3 Month Eurodollar 9/19/2022
at USD 99.00, American
Style, Notional Amount:
USD 86,000,000 Exchange
Traded 344 2,150
3 Month Eurodollar 9/18/2023
at USD 95.88, American
Style, Notional Amount:
USD 9,250,000 Exchange
Traded 37 121,869
3 Month Eurodollar 6/17/2024
at USD 97.50, American
Style, Notional Amount:
USD 32,000,000 Exchange
Traded 128 220,000
3 Month Eurodollar 3/18/2024
at USD 97.50, American
Style, Notional Amount:
USD 36,250,000 Exchange
Traded 145 217,500
3 Month Eurodollar
12/18/2023 at USD 97.25,
American Style, Notional
Amount: USD 14,000,000
Exchange Traded 56 84,350
3 Month Eurodollar 6/19/2023
at USD 95.88, American
Style, Notional Amount:
USD 9,750,000 Exchange
Traded 39 106,519
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month Eurodollar 3/13/2023
at USD 95.88, American
Style, Notional Amount:
USD 6,250,000 Exchange
Traded 25 52,656
0
Total Purchased Options
(cost $2,122,801) 862,044
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 5,788 2,662
Aduro Biotech, Inc., CVR*^∞ 429 0
Oncternal Therapeutics, Inc.,
CVR*∞ 31 32
Progenics Pharmaceuticals,
Inc., CVR*^∞ 3,700 0
2,694
IT Services 0.0%
†
Flexion, Inc., CVR*^∞ 1,208 0
Pharmaceuticals 0.0%
†
Dova Pharmaceuticals, Inc.,
CVR*^∞ 375 0
Zogenix, Inc., CVR*^∞ 4,060 0
0
Total Rights
(cost $13,414) 2,694
U.S. Treasury Obligations 3.6%
Principal
Amount ($)
U.S. Treasury Bonds
1.13%, 8/15/2040 5,230,000 3,712,891
1.38%, 11/15/2040 4,960,000 3,664,006
1.88%, 2/15/2041 520,000 418,376
2.25%, 5/15/2041 980,000 838,934
3.63%, 8/15/2043 230,000 241,743
0.00%, 5/15/2049 4,350,000 1,887,816
2.00%, 2/15/2050 5,500,000 4,370,352
1.25%, 5/15/2050 15,630,000 10,201,628
1.38%, 8/15/2050 12,930,000 8,723,709
1.63%, 11/15/2050 7,830,000 5,643,717
1.88%, 11/15/2051 46,366,700 35,680,625
2.25%, 2/15/2052 (d) 40,811,000 34,415,151
2.88%, 5/15/2052 15,370,000 14,865,672
U.S. Treasury Notes
0.25%, 7/31/2025 140,000 129,637
2.75%, 4/30/2027 3,270,000 3,274,854
1.25%, 3/31/2028 130,000 119,788
1.00%, 7/31/2028 230,000 207,889
1.50%, 11/30/2028 290,000 269,179
2.75%, 5/31/2029 28,460,000 28,513,363
3.25%, 6/30/2029 14,260,000 14,745,731

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 49
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.63%, 7/31/2029 7,330,000 7,294,495
Total U.S. Treasury Obligations
(cost $206,005,143)
179,219,556
Short-Term Investments 7.0%
Commercial Paper 6.7%
Becton Dickinson and Co.,
2.30%, 8/17/2022 20,600,000 20,571,710
Brookfield Infrastructure
Holdings Canada, Inc.,
2.81%, 9/13/2022 30,000,000 29,882,010
Conagra Brands, Inc., 2.90%,
8/18/2022 14,850,000 14,826,974
Enbridge US, Inc., 2.82%,
10/12/2022 23,650,000 23,503,419
Entergy Corp., 1.71%,
8/22/2022(a) 17,400,000 17,370,977
FMC Corp., 2.76%,
8/16/2022(a) 25,900,000 25,862,471
Fortune Brands Home &
Security, Inc.
2.65%, 8/1/2022(a) 20,000,000 19,995,732
2.96%, 8/22/2022(a) 10,000,000 9,982,633
General Motors Financial Co.,
Inc., 2.66%, 8/29/2022 10,000,000 9,976,036
Harley-Davidson Financial
Services, Inc., 2.33%,
8/1/2022(a) 10,150,000 10,147,783
Healthpeak Properties, Inc.,
1.54%, 8/16/2022 15,800,000 15,779,239
Jabil, Inc., 3.15%, 8/8/2022(a) 25,000,000 24,979,563
Leidos, Inc., 2.56%,
8/8/2022(a) 13,900,000 13,890,520
Mitsubishi HC Finance
America LLC, 2.65%,
9/6/2022 7,150,000 7,129,241
Motorola Solutions, Inc.,
2.60%, 8/2/2022 5,000,000 4,998,595
Newell Brands, Inc., 3.00%,
8/1/2022 14,700,000 14,696,615
ONEOK, Inc., 2.73%,
8/15/2022 22,450,000 22,422,447
Rogers Communications, Inc.,
2.64%, 8/23/2022 12,650,000 12,626,914
TransCanada PipeLines Ltd.
1.71%, 9/1/2022 12,550,000 12,518,436
2.57%, 10/4/2022(a) 20,000,000 19,895,889
Viatris, Inc., 3.00%, 8/4/2022 11,150,000 11,144,841
342,202,045
U.S. Government Agency Security 0.3%
FHLB, 2.54%, 10/28/2022(f) 13,220,000 13,142,639
Total Short-Term Investments
(cost $355,472,160)
355,344,684
Repurchase Agreements 2.6%
Principal
Amount ($) Value ($)
CF Secured, LLC
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $47,459,513,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$48,408,703. (g) 47,450,655 47,450,655
CF Secured, LLC
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $50,009,334,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.25%, maturing
1/5/2023 - 11/15/2051;
total market value
$51,009,529. (g) 50,000,000 50,000,000
Goldman Sachs & Co.,
Goldman Sachs & Co.,
2.22%, dated 7/29/2022,
due 8/1/2022, repurchase
price $33,506,198,
collateralized by U.S.
Government Treasury
Securities, 2.25%,
maturing 11/15/2024;
total market value
$34,485,000. 33,500,000 33,500,000
Total Repurchase Agreements
(cost $130,950,655)
130,950,655
Total Investments
(cost $4,441,176,509) — 89.9%
4,542,019,356
Other assets in excess of
liabilities — 10.1% 508,850,526
NET ASSETS — 100.0%
$ 5,050,869,882

50 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
V1
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2022 was
$756,055,427 which represents 14.97% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2022.
(d) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July
31, 2022 was $194,226,018, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $97,450,655 and by $99,743,767 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 9/1/2022 – 5/15/2052, a total value of $197,194,422.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2022.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $97,450,655.
CDO Collateralized Debt Obligations
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FTSE Financial Times Stock Exchange
GNMA Government National Mortgage Association
GO General Obligation
GP General Partnership
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
PO
Principal only security—This security entitles
the holder to receive principal payments from
an underlying pool of assets or on the security
itself. In the case of asset-backed securities,
high prepayments return principal faster than
expected and cause the yield to increase.
Low prepayments return principal slower than
expected and cause the yield to decrease.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
MXN Mexican Peso
RUB Russia Ruble
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - sell protection as of July 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
38-V1 5.00 Quarterly 6/20/2027 4.69 USD 23,515,000 1,128,004 (716,350) 411,654
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.80 USD 43,130,000 188,344 246,886 435,230
Total unrealized depreciation 1,316,348 (469,464) 846,884

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 51
1
The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2022 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 1.13% annually Rec 8/15/2028 USD 16,123,000 56,450 1,045,528 1,101,978
1 Day SOFR annually 1.22% annually Rec 8/15/2028 USD 11,888,000 (4,148) 750,348 746,200
1 Day SOFR annually 2.00% annually Rec 3/18/2032 USD 10,148,000 79,194 241,665 320,859
1 Day SOFR annually 2.77% annually Pay 10/14/2024 USD 49,121,000 (330,891) 263,813 (67,078)
3 Month LIBOR
quarterly
0.45%
semi-annually Rec 5/15/2027 USD 18,803,000 (66,469) 2,022,182 1,955,713
3 Month LIBOR
quarterly
1.25%
semi-annually Rec 2/15/2028 USD 13,082,000 10,750 927,266 938,016
Total unrealized appreciation (255,114) 5,250,802 4,995,688
1 Day SOFR annually 1.55% annually Pay 3/4/2027 USD 19,792,000 (28,206) (696,534) (724,740)
1 Day SOFR annually 2.60% annually Rec 10/14/2027 USD 20,372,000 357,902 (520,941) (163,039)
1 Day SOFR annually 2.65% annually Rec 8/15/2047 USD 40,070,000 412,228 (1,653,150) (1,240,922)
1 Day SOFR annually 2.85% annually Rec 2/15/2029 USD 69,160,000 (80,054) (1,889,312) (1,969,366)
3 Month LIBOR
quarterly
0.82%
semi-annually Pay 6/4/2024 USD 100,448,000 – (2,142,009) (2,142,009)
Total unrealized depreciation 661,870 (6,901,946) (6,240,076)
Net unrealized depreciation 406,756 (1,651,144) (1,244,388)
– – –
Abbreviation :
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar

52 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
OTC Total return swap contracts outstanding as of July 31, 2022 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Activision
Blizzard, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 464,019 — 17,630 17,630
Alleghany
Corp.
1 Day USD
SOFR +
0.18%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2023 USD 1,828,793 — 263 263
Biohaven
Pharmaceutical
Holding Co.,
Ltd.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 893,770 — 1,804 1,804
First Horizon
Corp.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 619,637 — 12,416 12,416
Mandiant Corp. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,363,087 — 35,560 35,560
Meritor, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,181,888 — 2,336 2,336
MoneyGram
International,
Inc.
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2023 USD 1,454,324 — 3,631 3,631
NeoPhotonics
Corp.
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,117,839 — 17,164 17,164
Rogers Corp. 1 Day USD
SOFR +
0.40%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/19/2023 USD 462,759 — 9,812 9,812

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 53
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Rogers Corp. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 407,880 — 7,907 7,907
Russell 1000
Index
1 Day USD
Federal Fund
+ 0.07%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
10/4/2022 USD 421,337,915 — 35,475,421 35,475,421
Russell 3000
Index
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
8/25/2022 USD 101,239,470 — 4,098,164 4,098,164
Russell 3000
Index
1 Day USD
SOFR +
0.46%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 974,818,022 — 57,172,531 57,172,531
Russell 3000
Index
1 Day USD
SOFR +
0.27%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 40,492,055 — 2,378,376 2,378,376
Russell 3000
Index
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 27,203,641 — 1,597,471 1,597,471
Russell 3000
Index
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 23,568,131 — 1,383,984 1,383,984
Russell 3000
Index
1 Day USD
SOFR +
0.46%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 14,542,038 — 852,882 852,882
Russell 3000
Index
1 Day USD
SOFR +
0.49%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
12/12/2022 USD 330,079,199 — 19,353,500 19,353,500

54 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Russell 3000
Index
1 Day USD
SOFR +
0.32%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Goldman
Sachs
1/23/2023 USD 369,999,699 — 18,057,136 18,057,136
Russell 3000
Index
1 Day USD
SOFR +
0.35%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
6/12/2023 USD 391,469,166 — 22,978,873 22,978,873
South Jersey
Industries, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 959,325 — 8,844 8,844
Switch, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,399,662 — 3,935 3,935
TEGNA, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,115,505 — 40,306 40,306
Zendesk, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,199,199 — 13,615 13,615
Total unrealized appreciation — 163,523,561 163,523,561
Citrix Systems,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,138,787 — (8,986) (8,986)
GCP Applied
Technologies,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 960,262 — (7,696) (7,696)
Meridian
Bioscience, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 512,711 — (10,976) (10,976)

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 55
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Plantronics,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 995,113 — (1,498) (1,498)
S&P Global,
Inc.
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.25% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
8/23/2022 USD 104,006,777 — (4,302,154) (4,302,154)
Sailpoint
Technologies
Holdings, Inc.
1 Day USD
SOFR +
0.18%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2023 USD 643,486 — (1,258) (1,258)
Tenneco, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 585,762 — (11,558) (11,558)
Total unrealized depreciation — (4,344,126) (4,344,126)
Net unrealized appreciation — 159,179,435 159,179,435
* There are no upfront payments (receipts) on the swap contracts listed above.
As of July 31, 2022, the Fund had $11,979,200 segregated as collateral for swap contracts.
Abbreviation :
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of July 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
JPY 624,000,000 USD 4,615,555 Bank of New York 9/21/2022 82,473
USD 110,691,886 JPY 14,308,000,000 Royal Bank of Canada 9/21/2022 2,968,500
CAD 6,019,293 USD 4,645,743 Citibank NA 10/18/2022 53,529
JPY 1,042,809,809 USD 7,726,234 Goldman Sachs Bank USA 10/18/2022 143,791
Total unrealized appreciation 3,248,293
USD 547,409 EUR 540,000 Citibank NA 10/18/2022 (7,600)
Total unrealized depreciation (7,600)
Net unrealized appreciation 3,240,693
Currency:
CAD Canadian dollar

56 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
EUR Euro
JPY Japanese yen
USD United States dollar
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Euro-Bobl 62 9/2022 EUR 8,102,751 161,870
MSCI Emerging Markets E-Mini Index 18 9/2022 USD 898,650 (5,275)
NASDAQ 100 E-Mini Index 26 9/2022 USD 6,745,180 340,876
NASDAQ 100 Micro E-Mini Index 36 9/2022 USD 933,948 118,418
Russell 2000 E-Mini Index 36 9/2022 USD 3,393,540 254,487
Russell 2000 E-Mini Index 41 9/2022 USD 3,864,865 234,634
Russell 2000 E-Mini Index 327 9/2022 USD 30,824,655 569,657
Russell 2000 Micro E-Mini Index 35 9/2022 USD 329,928 29,629
Russell 2000 Micro E-Mini Index 415 9/2022 USD 3,911,998 352,321
S&P 500 E-Mini Index 107 9/2022 USD 22,114,225 1,656,112
S&P 500 Micro E-Mini Index 374 9/2022 USD 7,729,645 710,059
S&P 500 Micro E-Mini Index 1,321 9/2022 USD 27,301,767 2,222,265
TOPIX Index 65 9/2022 JPY 9,444,132 (84,361)
U.S. Treasury 10 Year Note 51 9/2022 USD 6,178,172 17,443
U.S. Treasury Ultra Bond 143 9/2022 USD 22,638,688 (33,172)
3 Month Eurodollar 1,699 12/2022 USD 409,267,862 (4,015,730)
3 Month Eurodollar 422 6/2023 USD 102,060,700 29,622
3 Month SOFR 25 9/2023 USD 6,064,687 29,322
Total long contracts 2,588,177
Short Contracts
EURO STOXX 50 Index (24) 9/2022 EUR (908,071) (56,246)
TOPIX Index (677) 9/2022 JPY (98,364,267) (407,891)
U.S. Treasury 2 Year Note (2,033) 9/2022 USD (427,867,087) 282,372
U.S. Treasury 5 Year Note (4,718) 9/2022 USD (536,561,924) (3,524,441)
U.S. Treasury 5 Year Note (169) 9/2022 USD (19,219,789) (58,263)
U.S. Treasury 10 Year Ultra Note (398) 9/2022 USD (52,237,500) (1,208,466)
U.S. Treasury Long Bond (523) 9/2022 USD (75,312,000) (2,244,090)
U.S. Treasury Ultra Bond (108) 9/2022 USD (17,097,750) (304,499)
Total short contracts (7,521,524)
Net contracts (4,933,347)
As of July 31, 2022, the Fund had $11,018,703 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar
Written Call Options Contracts as of July 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 352 USD 88,000,000 USD 96.25 12/19/2022 (301,400)
3 Month Eurodollar Exchange Traded 358 USD 89,500,000 USD 96.50 12/19/2022 (203,612)
3 Month Eurodollar Exchange Traded 1,397 USD 349,250,000 USD 97.00 12/19/2022 (331,787)
U.S. Treasury 10 Year Note Exchange Traded 263 USD 26,300,000 USD 120.00 8/26/2022 (439,703)
U.S. Treasury 10 Year Note Exchange Traded 125 USD 12,500,000 USD 120.50 8/26/2022 (167,969)
U.S. Treasury 5 Year Note Exchange Traded 196 USD 19,600,000 USD 113.00 8/26/2022 (214,375)
U.S. Treasury 5 Year Note Exchange Traded 75 USD 7,500,000 USD 113.50 8/26/2022 (58,594)

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 57
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 5 Year Note Exchange Traded 75 USD 7,500,000 USD 113.75 8/26/2022 (48,633)
U.S. Treasury 5 Year Note Exchange Traded 75 USD 7,500,000 USD 114.00 8/26/2022 (39,844)
U.S. Treasury 5 Year Note Exchange Traded 75 USD 7,500,000 USD 114.25 8/26/2022 (32,227)
Total written call options contracts (1,838,144)
Written Put Options Contracts as of July 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 10 Year Note Exchange Traded 125 USD 12,500,000 USD 117.00 8/26/2022 (7,813)
U.S. Treasury 5 Year Note Exchange Traded 196 USD 19,600,000 USD 110.75 8/26/2022 (7,656)
Total written put options contracts (15,469)
Total Written Options Contracts (Premiums Received ($2,254,258)) (1,853,613)
Currency:
USD United States dollar

58 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 59
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 254,980,335 $ – $ 254,980,335
Collateralized Mortgage Obligations – 107,348,537 – 107,348,537
Commercial Mortgage-Backed Securities – 140,943,226 – 140,943,226
  Common Stocks
Aerospace & Defense 33,685,922 – – 33,685,922
Air Freight & Logistics 12,869,292 – – 12,869,292
Airlines 4,541,831 – – 4,541,831
Auto Components 4,754,665 – – 4,754,665
Automobiles 48,149,446 – – 48,149,446
Banks 84,999,724 – – 84,999,724
Beverages 34,680,878 – – 34,680,878
Biotechnology 52,877,279 – – 52,877,279
Building Products 12,944,078 3,007,679 – 15,951,757
Capital Markets 65,939,484 – – 65,939,484
Chemicals 38,016,945 3,783,207 – 41,800,152
Commercial Services & Supplies 12,650,064 – – 12,650,064
Communications Equipment 16,816,085 – – 16,816,085
Construction & Engineering 4,591,316 – – 4,591,316
Construction Materials 2,742,806 – – 2,742,806
Consumer Finance 12,619,476 – – 12,619,476
Containers & Packaging 8,555,856 – 9,928 8,565,784
Distributors 2,707,159 – – 2,707,159
Diversified Consumer Services 3,112,030 – – 3,112,030
Diversified Financial Services 30,257,120 4,949,056 – 35,206,176
Diversified Telecommunication Services 19,089,187 – – 19,089,187
Electric Utilities 39,166,821 – – 39,166,821
Electrical Equipment 15,038,879 8,462,089 – 23,500,968
Electronic Equipment, Instruments &
Components 16,135,869 7,214,560 – 23,350,429
Energy Equipment & Services 7,722,156 – – 7,722,156
Entertainment 30,831,387 1,404,465 – 32,235,852
Equity Real Estate Investment Trusts
(REITs) 76,181,159 – – 76,181,159
Food & Staples Retailing 31,441,810 – – 31,441,810
Food Products 25,038,785 5,337,926 – 30,376,711
Gas Utilities 3,279,741 – – 3,279,741
Health Care Equipment & Supplies 57,230,776 14,004,068 – 71,234,844
Health Care Providers & Services 67,958,523 – – 67,958,523
Health Care Technology 3,459,512 – – 3,459,512
Hotels, Restaurants & Leisure 43,304,561 – – 43,304,561
Household Durables 9,455,198 6,873,669 – 16,328,867
Household Products 25,688,981 2,865,148 – 28,554,129
Independent Power and Renewable
Electricity Producers 3,087,011 – – 3,087,011
Industrial Conglomerates 15,214,590 – – 15,214,590
Insurance 47,961,374 4,895,272 – 52,856,646
Interactive Media & Services 94,599,622 – – 94,599,622
Internet & Direct Marketing Retail 66,751,448 – – 66,751,448
IT Services 94,600,765 11,506,970 – 106,107,735
Leisure Products 2,423,450 – – 2,423,450
Life Sciences Tools & Services 39,991,324 – – 39,991,324
Machinery 39,282,015 5,964,925 – 45,246,940
Marine 656,391 – – 656,391
Media 19,332,715 – – 19,332,715
Metals & Mining 11,775,957 – – 11,775,957
Mortgage Real Estate Investment Trusts
(REITs) 4,127,795 – – 4,127,795
Multiline Retail 9,680,684 – – 9,680,684
Multi-Utilities 18,294,913 – – 18,294,913
Oil, Gas & Consumable Fuels 88,314,192 – – 88,314,192
Paper & Forest Products 449,231 – – 449,231

60 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Personal Products $ 4,587,145 $ – $ – $ 4,587,145
Pharmaceuticals 84,078,780 4,567,753 – 88,646,533
Professional Services 13,523,449 6,928,327 – 20,451,776
Real Estate Management & Development 4,250,466 – – 4,250,466
Road & Rail 22,313,283 – – 22,313,283
Semiconductors & Semiconductor
Equipment 104,594,904 4,345,263 – 108,940,167
Software 197,376,320 – – 197,376,320
Specialty Retail 44,550,339 4,380,362 – 48,930,701
Technology Hardware, Storage &
Peripherals 137,167,888 – – 137,167,888
Textiles, Apparel & Luxury Goods 13,242,754 4,012,701 – 17,255,455
Thrifts & Mortgage Finance 2,809,010 – – 2,809,010
Tobacco 12,475,447 – – 12,475,447
Trading Companies & Distributors 8,119,191 – – 8,119,191
Water Utilities 2,639,024 – – 2,639,024
Wireless Telecommunication Services 5,197,608 2,007,777 – 7,205,385
Total Common Stocks $ 2,172,003,886 $ 106,511,217 $ 9,928 $ 2,278,525,031
Corporate Bonds – 847,730,391 – 847,730,391
Credit Default Swaps† – 246,886 – 246,886
Exchange Traded Funds 100,993,645 – – 100,993,645
Foreign Government Securities   – 31,596,661 – 31,596,661
Forward Foreign Currency Contracts – 3,248,293 – 3,248,293
Futures Contracts 7,009,087 – – 7,009,087
Interest Rate Swaps† – 5,250,802 – 5,250,802
Master Limited Partnership 160,423 – – 160,423
Mortgage-Backed Securities – 113,361,474 – 113,361,474
Purchased Option 862,044 – – 862,044
Repurchase Agreements – 130,950,655 – 130,950,655
Rights   – 2,694 – 2,694
Short-Term Investments – 355,344,684 – 355,344,684
Total Return Swaps† – 163,523,561 – 163,523,561
U.S. Treasury Obligations – 179,219,556 – 179,219,556
Total Assets $ 2,281,029,085 $ 2,440,258,972 $ 9,928 $ 4,721,297,985
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (716,350) $ – $ (716,350)
Forward Foreign Currency Contracts – (7,600) – (7,600)
Futures Contracts (11,942,434) – – (11,942,434)
Interest Rate Swaps† – (6,901,946) – (6,901,946)
Total Return Swaps† – (4,344,126) – (4,344,126)
Written Options (1,853,613) – – (1,853,613)
Total Liabilities $ (13,796,047) $ (11,970,022) $ – $ (25,766,069)
Total $ 2,267,233,038 $ 2,428,288,950 $ 9,928 $ 4,695,531,916
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of July 31, 2022, the Fund held three Foreign Government Security and six rights investments that were categorized as Level
3 investments which were each valued at $0.

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 61
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
Common
Stocks Rights Total
Balance as of 10/31/2021 $ — $ — $ —
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — 6,574 6,574
Purchases
*
— 749 749
Sales — (6,772) (6,772)
Change in Unrealized Appreciation/Depreciation (8,437) (551) (8,988)
Transfers into Level 3 18,365 — 18,365
Transfers out of Level 3 — — —
Balance as of 7/31/2022 $ 9,928 $ — $ 9,928
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
7/31/2022 $ (8,437) $ (551) $ (8,988)
* Purchases include all purchases of securities and securities received in corporate actions.

62 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 63
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2022 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

64 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(c) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(d) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

Nationwide Multi-Cap Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 65
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Assets: Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 862,044
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 246,886
Equity risk Investment contract, at value 163,523,561
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 5,250,802
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 3,248,293
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 6,488,458
Interest rate risk Unrealized appreciation from futures contracts 520,629
Total $ 180,140,673
Liabilities: Fair Value
Written Options
Interest rate risk Written options, at value $ (1,853,613)
Swap Contracts†
Credit risk
Unrealized depreciation on centrally cleared swap contracts (716,350)
Equity risk
Investment contract, at value (4,344,126)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (6,901,946)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (7,600)
Futures Contracts
Equity risk
Unrealized depreciation from futures contracts (553,773)
Interest rate risk
Unrealized depreciation from futures contracts (11,388,661)
Total $ (25,766,069)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

66 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Asset-Backed Securities 0.3%
Principal
Amount ($) Value ($)
UNITED STATES 0.3%
Automobiles 0.3%
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 500,000 477,563
Series 2020-3, Class D,
1.64%, 11/16/2026 710,000 688,751
Series 2021-3, Class D,
1.33%, 9/15/2027 1,000,000 940,495
Total Asset-Backed Securities
(cost  $2,198,006) 2,106,809
Commercial Mortgage-Backed Securities 1.9%
UNITED STATES 1.9%
BANK
Series 2019-BN17,
Class A4, 3.71%,
4/15/2052 1,000,000 990,070
Series 2017-BNK6,
Class ASB, 3.29%,
7/15/2060 1,029,723 1,018,105
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 704,677
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 735,000 714,266
Benchmark Mortgage
Trust
Series 2018-B5, Class
A4, 4.21%, 7/15/2051 400,000 406,368
Series 2018-B8, Class
AS, 4.53%, 1/15/2052(a) 500,000 496,591
Series 2020-B16, Class
A5, 2.73%, 2/15/2053 750,000 692,737
Series 2020-B21, Class
A4, 1.70%, 12/17/2053 300,000 255,923
Citigroup Commercial
Mortgage Trust
Series 2013-GC11,
Class A4, 3.09%,
4/10/2046 414,000 411,259
Series 2019-GC41,
Class A4, 2.62%,
8/10/2056 500,000 460,070
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 2,067,413
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 1,037,218
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 910,792
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.67%,
10/25/2031(a) 1,000,000 869,944
JPMBB Commercial
Mortgage Securities
Trust
Series 2014-C21, Class
A5, 3.77%, 8/15/2047 752,000 746,917
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 490,914
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 489,130
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 526,294
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 477,091
Wells Fargo Commercial
Mortgage Trust
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 494,784
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,204,416
Total Commercial Mortgage-Backed Securities
(cost $16,750,428) 15,464,979
Corporate Bonds 32.2%
AUSTRALIA 0.2%
Banks 0.1%
Westpac Banking Corp.,
3.74%, 8/26/2025 385,000 387,175
Metals & Mining 0.1%
Rio Tinto Finance USA
Ltd., 7.13%, 7/15/2028 611,000 714,118
1,101,293
CANADA 1.2%
Aerospace & Defense 0.0%
†
Bombardier, Inc., 7.50%,
3/15/2025(b) 500,000 487,500
Banks 0.6%
Bank of Montreal, 3.70%,
6/7/2025 1,320,000 1,321,710
Bank of Nova Scotia (The),
2.20%, 2/3/2025 1,000,000 964,003
Canadian Imperial Bank
of Commerce, 1.25%,
6/22/2026 850,000 775,064
Royal Bank of Canada
3.97%, 7/26/2024 380,000 382,298

Nationwide Bond Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Banks
2.05%, 1/21/2027 500,000 465,312
3.63%, 5/4/2027 150,000 148,328
Toronto-Dominion Bank
(The), 0.75%, 1/6/2026 1,200,000 1,090,417
5,147,132
Capital Markets 0.0%
†
Brookfield Finance I UK
plc, 2.34%, 1/30/2032 95,000 79,251
Brookfield Finance, Inc.,
4.85%, 3/29/2029 300,000 302,711
381,962
Hotels, Restaurants & Leisure 0.2%
1011778 BC ULC
4.38%, 1/15/2028(b) 400,000 370,724
4.00%, 10/15/2030(b) 1,403,000 1,220,610
1,591,334
Oil, Gas & Consumable Fuels 0.3%
Canadian Natural
Resources Ltd., 3.85%,
6/1/2027 580,000 566,770
Cenovus Energy, Inc.,
4.25%, 4/15/2027 650,000 647,265
Enbridge, Inc.
1.60%, 10/4/2026 400,000 365,165
4.25%, 12/1/2026 500,000 503,099
2,082,299
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 98,493
Wireless Telecommunication Services 0.1%
Rogers Communications,
Inc.
3.20%, 3/15/2027(b) 425,000 415,367
3.80%, 3/15/2032(b) 400,000 387,235
802,602
10,591,322
CHINA 0.1%
Semiconductors & Semiconductor Equipment 0.1%
NXP BV, 3.15%, 5/1/2027 265,000 252,086
FRANCE 0.1%
Energy Equipment & Services 0.0%
†
CGG SA, 8.75%,
4/1/2027(b) 500,000 458,140
Insurance 0.1%
AXA SA, 8.60%,
12/15/2030 390,000 475,198
933,338
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY 0.1%
Capital Markets 0.1%
Deutsche Bank AG
(SOFR + 1.13%),
1.45%, 4/1/2025(c) 1,000,000 938,188
(SOFR + 1.22%),
2.31%, 11/16/2027(c) 150,000 130,356
1,068,544
JAPAN 0.8%
Automobiles 0.0%
†
Honda Motor Co. Ltd.,
2.53%, 3/10/2027 420,000 401,882
Banks 0.8%
Mitsubishi UFJ Financial
Group, Inc.
1.41%, 7/17/2025 1,000,000 928,586
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.55%), 0.95%,
7/19/2025(c) 880,000 824,461
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.67%), 1.64%,
10/13/2027(c) 850,000 759,591
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.95%), 2.31%,
7/20/2032(c) 500,000 414,898
Mizuho Financial Group,
Inc., (SOFR + 1.24%),
2.84%, 7/16/2025(c) 400,000 387,457
Sumitomo Mitsui Financial
Group, Inc.
0.95%, 1/12/2026 2,250,000 2,029,550
1.40%, 9/17/2026 260,000 234,193
5,578,736
Capital Markets 0.0%
†
Nomura Holdings, Inc.,
5.10%, 7/3/2025 320,000 327,276
6,307,894
MEXICO 0.4%
Beverages 0.4%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 3,490,000 3,196,386
Wireless Telecommunication Services 0.0%
†
America Movil SAB de CV,
2.88%, 5/7/2030 460,000 424,217
3,620,603
NETHERLANDS 0.0%
†
Banks 0.0%
†
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 250,761

68 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
NETHERLANDS
Banks
ING Groep NV, 3.95%,
3/29/2027 200,000 196,493
447,254
PERU 0.0%
†
Metals & Mining 0.0%
†
Southern Copper Corp.,
3.88%, 4/23/2025 185,000 183,150
SPAIN 0.3%
Banks 0.3%
Banco Santander SA
2.75%, 5/28/2025 400,000 381,758
1.85%, 3/25/2026 2,000,000 1,819,014
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.90%), 1.72%,
9/14/2027(c) 400,000 353,135
2,553,907
UNITED KINGDOM 1.3%
Automobiles 0.1%
Jaguar Land Rover
Automotive plc, 5.50%,
7/15/2029(b) 600,000 462,798
Banks 0.6%
Barclays plc, (US Treasury
Yield Curve Rate T Note
Constant Maturity 1
Year + 1.05%), 2.28%,
11/24/2027(c) 740,000 662,670
HSBC Holdings plc
(SOFR + 1.51%),
4.18%, 12/9/2025(c) 585,000 581,188
(SOFR + 1.93%),
2.10%, 6/4/2026(c) 1,350,000 1,258,070
(SOFR + 1.10%),
2.25%, 11/22/2027(c) 1,000,000 902,762
Lloyds Banking Group plc
4.45%, 5/8/2025 200,000 200,993
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 235,000 223,100
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(c) 200,000 205,021
4,033,804
Beverages 0.0%
†
Diageo Capital plc, 2.00%,
4/29/2030 400,000 355,647
Diversified Telecommunication Services 0.1%
Virgin Media Finance plc,
5.00%, 7/15/2030(b) 1,000,000 847,155
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Food Products 0.1%
Unilever Capital Corp.,
2.90%, 5/5/2027 450,000 441,267
Tobacco 0.4%
BAT Capital Corp.
3.56%, 8/15/2027 300,000 280,665
2.26%, 3/25/2028 1,170,000 1,002,772
BAT International Finance
plc
1.67%, 3/25/2026 1,500,000 1,355,953
4.45%, 3/16/2028 325,000 311,206
2,950,596
9,091,267
UNITED STATES 27.7%
Aerospace & Defense 0.4%
Boeing Co. (The)
5.04%, 5/1/2027 200,000 203,955
3.25%, 3/1/2028 750,000 697,269
Lockheed Martin Corp.,
3.90%, 6/15/2032 540,000 556,652
Raytheon Technologies
Corp., 3.95%, 8/16/2025 800,000 812,538
TransDigm UK Holdings
plc, 6.88%, 5/15/2026 800,000 798,344
3,068,758
Air Freight & Logistics 0.1%
United Parcel Service,
Inc., 3.90%, 4/1/2025 500,000 508,174
Airlines 0.5%
American Airlines, Inc.,
5.75%, 4/20/2029(b) 2,125,000 2,034,687
United Airlines, Inc.,
4.63%, 4/15/2029(b) 2,000,000 1,842,500
3,877,187
Auto Components 0.2%
Icahn Enterprises LP
5.25%, 5/15/2027 1,000,000 959,920
4.38%, 2/1/2029 600,000 539,943
1,499,863
Automobiles 0.1%
General Motors Co.,
4.20%, 10/1/2027 800,000 780,753
Banks 3.4%
Bank of America Corp.,
Series L, 3.95%,
4/21/2025 1,000,000 1,000,552
Bank of America Corp.
(SOFR + 0.65%),
1.53%, 12/6/2025(c) 1,300,000 1,218,441
(SOFR + 1.15%),
1.32%, 6/19/2026(c) 550,000 507,359
(SOFR + 1.75%),
4.83%, 7/22/2026(c) 635,000 645,171

Nationwide Bond Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 1.01%),
1.20%, 10/24/2026(c) 1,000,000 906,283
(SOFR + 0.96%),
1.73%, 7/22/2027(c) 2,000,000 1,814,320
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 490,725
(SOFR + 2.04%),
4.95%, 7/22/2028(c) 660,000 679,091
(SOFR + 1.06%),
2.09%, 6/14/2029(c) 1,350,000 1,192,398
Bank of America Corp.,
Series N, (SOFR
+ 0.91%), 1.66%,
3/11/2027(c) 200,000 182,785
Citigroup, Inc.
(SOFR + 1.37%),
4.14%, 5/24/2025(c) 580,000 580,608
4.40%, 6/10/2025 200,000 201,982
3.20%, 10/21/2026 1,000,000 977,521
(SOFR + 0.77%),
1.46%, 6/9/2027(c) 4,150,000 3,736,201
4.45%, 9/29/2027 400,000 400,873
Fifth Third Bancorp,
(SOFR + 0.69%),
1.71%, 11/1/2027(c) 65,000 59,194
HSBC USA, Inc., 3.75%,
5/24/2024 970,000 970,640
JPMorgan Chase & Co.
3.90%, 7/15/2025 1,000,000 1,012,542
2.95%, 10/1/2026 1,000,000 973,589
(SOFR + 0.80%),
1.05%, 11/19/2026(c) 1,000,000 901,840
(SOFR + 0.89%),
1.58%, 4/22/2027(c) 218,000 198,020
1.47%, 9/22/2027 1,000,000 894,057
(SOFR + 1.89%),
2.18%, 6/1/2028(c) 1,850,000 1,686,530
(SOFR + 1.99%),
4.85%, 7/25/2028(c) 1,665,000 1,708,749
Santander Holdings USA,
Inc.
3.45%, 6/2/2025 100,000 96,907
(SOFR + 1.25%),
2.49%, 1/6/2028(c) 35,000 31,131
SVB Financial Group
1.80%, 10/28/2026 243,000 220,332
2.10%, 5/15/2028 400,000 348,037
Truist Financial Corp.,
3.70%, 6/5/2025 1,000,000 1,003,479
US Bancorp, (SOFR
+ 1.66%), 4.55%,
7/22/2028(c) 170,000 174,443
Wells Fargo & Co.
(SOFR + 1.32%),
3.91%, 4/25/2026(c) 1,605,000 1,594,818
(SOFR + 1.51%),
3.53%, 3/24/2028(c) 705,000 681,385
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 2.10%),
2.39%, 6/2/2028(c) 1,500,000 1,375,508
28,465,511
Beverages 0.4%
Constellation Brands, Inc.
4.40%, 11/15/2025 800,000 814,719
4.75%, 12/1/2025 500,000 511,252
Keurig Dr Pepper, Inc.,
3.40%, 11/15/2025 500,000 496,507
PepsiCo, Inc., 3.60%,
2/18/2028 760,000 774,142
2,596,620
Biotechnology 0.1%
Regeneron
Pharmaceuticals, Inc.,
1.75%, 9/15/2030 766,000 640,673
Building Products 0.1%
Carrier Global Corp.,
2.49%, 2/15/2027 378,000 353,551
James Hardie International
Finance DAC, 5.00%,
1/15/2028(b) 500,000 462,574
816,125
Capital Markets 3.4%
Ares Capital Corp.
3.88%, 1/15/2026 500,000 470,619
2.15%, 7/15/2026 2,350,000 2,031,953
2.88%, 6/15/2028 500,000 412,125
Barings BDC, Inc., 3.30%,
11/23/2026(b) 25,000 21,776
Blackstone Private
Credit Fund, 2.70%,
1/15/2025(b) 130,000 120,251
Charles Schwab Corp.
(The)
3.63%, 4/1/2025 1,000,000 1,004,708
2.45%, 3/3/2027 205,000 196,349
CME Group, Inc., 2.65%,
3/15/2032 60,000 55,341
Compass Group
Diversified Holdings
LLC, 5.25%,
4/15/2029(b) 1,300,000 1,147,276
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 889,672
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 182,150
2.63%, 1/15/2027 500,000 425,307
3.25%, 7/15/2027 1,350,000 1,181,951
Goldman Sachs Group,
Inc. (The)
3.75%, 2/25/2026 300,000 300,428
3.50%, 11/16/2026 1,000,000 979,129

70 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
(SOFR + 0.82%),
1.54%, 9/10/2027(c) 3,700,000 3,311,768
(SOFR + 0.91%),
1.95%, 10/21/2027(c) 1,000,000 912,600
(ICE LIBOR USD 3
Month + 1.51%), 3.69%,
6/5/2028(c) 200,000 195,100
(ICE LIBOR USD 3
Month + 1.30%), 4.22%,
5/1/2029(c) 400,000 395,556
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 220,000 191,138
Intercontinental Exchange,
Inc., 3.65%, 5/23/2025 335,000 337,241
LPL Holdings, Inc., 4.00%,
3/15/2029(b)(d) 1,740,000 1,618,200
Morgan Stanley
4.00%, 7/23/2025 200,000 201,640
5.00%, 11/24/2025 300,000 309,090
(SOFR + 0.72%),
0.98%, 12/10/2026(c) 1,750,000 1,570,861
3.63%, 1/20/2027 1,000,000 994,849
(SOFR + 0.88%),
1.59%, 5/4/2027(c) 2,450,000 2,231,313
(SOFR + 0.86%),
1.51%, 7/20/2027(c) 3,000,000 2,709,098
Morgan Stanley Direct
Lending Fund, 4.50%,
2/11/2027 335,000 305,602
Nasdaq, Inc., 3.85%,
6/30/2026 200,000 202,000
Prospect Capital Corp.
3.71%, 1/22/2026 400,000 360,178
3.44%, 10/15/2028 150,000 118,078
S&P Global, Inc.
2.45%, 3/1/2027(b) 870,000 832,239
1.25%, 8/15/2030 500,000 412,770
26,628,356
Chemicals 0.9%
Celanese US Holdings
LLC
5.90%, 7/5/2024 2,375,000 2,391,873
6.05%, 3/15/2025 2,375,000 2,393,939
1.40%, 8/5/2026 230,000 195,772
CVR Partners LP, 6.13%,
6/15/2028(b) 700,000 637,000
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 153,681
Huntsman International
LLC, 4.50%, 5/1/2029 20,000 19,020
Minerals Technologies,
Inc., 5.00%, 7/1/2028(b) 400,000 366,534
PPG Industries, Inc.,
2.55%, 6/15/2030 450,000 406,428
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals
Sherwin-Williams Co.
(The), 3.45%, 6/1/2027 1,000,000 986,617
7,550,864
Commercial Services & Supplies 0.2%
Cintas Corp. No. 2
3.45%, 5/1/2025 565,000 566,296
3.70%, 4/1/2027 4,000 4,037
CoreCivic , Inc., 8.25%,
4/15/2026 600,000 596,076
Republic Services, Inc.,
1.45%, 2/15/2031 690,000 569,695
Waste Connections, Inc.,
3.20%, 6/1/2032 145,000 134,800
1,870,904
Communications Equipment 0.2%
Motorola Solutions, Inc.
4.60%, 2/23/2028 500,000 500,391
4.60%, 5/23/2029 888,000 869,611
1,370,002
Construction & Engineering 0.1%
AECOM, 5.13%,
3/15/2027 400,000 405,596
Quanta Services, Inc.
2.90%, 10/1/2030 100,000 86,279
2.35%, 1/15/2032 5,000 4,037
495,912
Construction Materials 0.0%
†
Martin Marietta Materials,
Inc., 3.50%, 12/15/2027 300,000 290,351
Consumer Finance 0.8%
American Express Co.
3.38%, 5/3/2024 220,000 219,641
3.95%, 8/1/2025 200,000 201,418
American Honda Finance
Corp., 1.20%, 7/8/2025 1,000,000 939,735
Capital One Financial
Corp., 3.75%, 7/28/2026 1,000,000 981,274
Curo Group Holdings
Corp., 7.50%,
8/1/2028(b) 151,000 102,712
FirstCash , Inc., 5.63%,
1/1/2030(b) 900,000 845,010
General Motors Financial
Co., Inc.
3.80%, 4/7/2025 70,000 69,060
4.35%, 1/17/2027 600,000 590,022
John Deere Capital Corp.,
3.40%, 6/6/2025 1,015,000 1,021,207
Toyota Motor Credit Corp.,
3.95%, 6/30/2025 1,375,000 1,394,995
6,365,074

Nationwide Bond Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 71
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Containers & Packaging 0.2%
Berry Global, Inc., 5.63%,
7/15/2027(b) 1,000,000 1,009,175
Crown Cork & Seal Co.,
Inc., 7.38%, 12/15/2026 350,000 377,916
Sealed Air Corp., 6.88%,
7/15/2033(b) 500,000 535,000
1,922,091
Distributors 0.2%
Genuine Parts Co.
1.75%, 2/1/2025 1,000,000 953,464
1.88%, 11/1/2030 400,000 327,013
1,280,477
Diversified Consumer Services 0.1%
Service Corp.
International, 4.00%,
5/15/2031 600,000 552,027
Diversified Financial Services 0.0%
†
Block Financial LLC,
2.50%, 7/15/2028 275,000 243,842
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 91,789
1.35%, 3/15/2031 100,000 80,850
416,481
Diversified Telecommunication Services 1.1%
AT&T, Inc.
1.70%, 3/25/2026 1,000,000 933,279
2.30%, 6/1/2027 2,505,000 2,336,698
Frontier Communications
Holdings LLC, 8.75%,
5/15/2030(b) 1,100,000 1,168,079
Level 3 Financing, Inc.,
4.63%, 9/15/2027(b) 850,000 776,934
Lumen Technologies, Inc.,
5.13%, 12/15/2026(b) 1,282,000 1,167,761
Verizon Communications,
Inc.
0.85%, 11/20/2025 1,500,000 1,380,909
2.10%, 3/22/2028 1,000,000 914,749
8,678,409
Electric Utilities 1.1%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 86,846
Appalachian Power Co.,
Series BB, 4.50%,
8/1/2032 690,000 694,430
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 176,158
CenterPoint Energy
Houston Electric LLC,
Series AG, 3.00%,
3/1/2032 185,000 174,715
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 134,329
Duke Energy Corp.
3.15%, 8/15/2027(d) 600,000 579,691
2.45%, 6/1/2030 600,000 528,114
Duke Energy Florida
Project Finance LLC,
Series 2026, 2.54%,
9/1/2029 200,000 191,740
Entergy Corp., 0.90%,
9/15/2025 100,000 91,066
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 100,070
Eversource Energy,
4.20%, 6/27/2024 665,000 667,367
Georgia Power Co.,
4.70%, 5/15/2032 390,000 405,322
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 198,975
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 100,968
Nevada Power Co., Series
DD, 2.40%, 5/1/2030 500,000 448,812
NextEra Energy Capital
Holdings, Inc., 1.90%,
6/15/2028 745,000 667,692
NSTAR Electric Co.,
3.20%, 5/15/2027 100,000 98,610
Oncor Electric Delivery Co.
LLC, 4.15%, 6/1/2032(b) 125,000 130,340
Pacific Gas and Electric
Co.
2.10%, 8/1/2027 300,000 256,519
3.00%, 6/15/2028 460,000 405,095
2.50%, 2/1/2031 100,000 79,870
PacifiCorp, 2.70%,
9/15/2030 100,000 91,550
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 48,398
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 483,087
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026 250,000 231,307
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 82,706
Union Electric Co., 2.95%,
3/15/2030 100,000 93,901
Virginia Electric and Power
Co., Series B, 3.75%,
5/15/2027 185,000 187,490
Vistra Operations Co. LLC,
5.00%, 7/31/2027(b) 500,000 492,275
Wisconsin Power and
Light Co., 1.95%,
9/16/2031 35,000 29,946

72 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Xcel Energy, Inc., 1.75%,
3/15/2027 850,000 777,805
8,735,194
Electrical Equipment 0.1%
Atkore , Inc., 4.25%,
6/1/2031(b) 500,000 435,000
Emerson Electric Co.,
2.00%, 12/21/2028 210,000 191,665
626,665
Electronic Equipment, Instruments & Components 0.2%
Allegion US Holding Co.,
Inc., 3.55%, 10/1/2027 500,000 472,603
CDW LLC, 3.25%,
2/15/2029 125,000 107,498
Teledyne Technologies,
Inc., 2.25%, 4/1/2028 850,000 752,860
1,332,961
Energy Equipment & Services 0.2%
Schlumberger Finance
Canada Ltd., 1.40%,
9/17/2025 1,500,000 1,416,097
Entertainment 0.1%
Activision Blizzard, Inc.,
3.40%, 9/15/2026 410,000 411,493
Take-Two Interactive
Software, Inc., 3.30%,
3/28/2024 410,000 407,568
819,061
Equity Real Estate Investment Trusts (REITs) 1.9%
American Tower Corp.
1.45%, 9/15/2026 210,000 187,790
2.75%, 1/15/2027 300,000 281,052
3.65%, 3/15/2027 580,000 565,853
1.50%, 1/31/2028 1,150,000 998,287
Camden Property Trust,
3.15%, 7/1/2029 100,000 94,198
Crown Castle International
Corp.
1.35%, 7/15/2025 1,000,000 925,140
4.45%, 2/15/2026 200,000 202,258
2.90%, 3/15/2027 100,000 94,889
3.65%, 9/1/2027 728,000 708,015
3.80%, 2/15/2028 593,000 576,888
Digital Realty Trust LP,
3.70%, 8/15/2027 200,000 195,326
ERP Operating LP, 2.85%,
11/1/2026 100,000 95,833
Essex Portfolio LP, 1.70%,
3/1/2028 165,000 144,323
GLP Capital LP, 5.75%,
6/1/2028 1,150,000 1,147,855
Iron Mountain, Inc., 5.63%,
7/15/2032(b) 1,300,000 1,219,465
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs)
Life Storage LP, 3.88%,
12/15/2027 300,000 290,524
LifeStorage LP, 3.50%,
7/1/2026 2,400,000 2,318,383
Office Properties
Income Trust, 3.45%,
10/15/2031 178,000 126,750
Public Storage
3.09%, 9/15/2027 150,000 145,337
1.85%, 5/1/2028 1,000,000 897,120
1.95%, 11/9/2028 600,000 533,229
3.39%, 5/1/2029 550,000 530,583
2.30%, 5/1/2031 950,000 832,564
Rayonier LP, 2.75%,
5/17/2031 100,000 86,097
Simon Property Group LP,
1.38%, 1/15/2027 475,000 424,407
Uniti Group LP, 6.50%,
2/15/2029(b) 1,000,000 769,810
VICI Properties LP
4.38%, 5/15/2025 90,000 88,977
4.50%, 1/15/2028(b) 250,000 233,081
Welltower , Inc., 3.85%,
6/15/2032 80,000 75,414
Weyerhaeuser Co., 4.00%,
4/15/2030 515,000 500,547
15,289,995
Food & Staples Retailing 0.1%
Albertsons Cos., Inc.,
4.63%, 1/15/2027(b) 850,000 802,987
Walmart, Inc., 1.50%,
9/22/2028 310,000 280,308
1,083,295
Food Products 0.3%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/2025 1,300,000 1,216,326
General Mills, Inc., 4.20%,
4/17/2028 250,000 255,880
Kraft Heinz Foods Co.,
3.88%, 5/15/2027 940,000 934,699
McCormick & Co., Inc.,
0.90%, 2/15/2026 250,000 226,303
Post Holdings, Inc., 5.50%,
12/15/2029(b) 500,000 472,630
3,105,838
Gas Utilities 0.1%
Atmos Energy Corp.
3.00%, 6/15/2027 50,000 49,008
1.50%, 1/15/2031 100,000 83,287
National Fuel Gas Co.,
2.95%, 3/1/2031 200,000 167,810
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 96,171

Nationwide Bond Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 73
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Gas Utilities
Southwest Gas Corp.,
4.05%, 3/15/2032 195,000 183,728
580,004
Health Care Equipment & Supplies 0.1%
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 270,000 250,221
Edwards Lifesciences
Corp., 4.30%, 6/15/2028 850,000 859,023
1,109,244
Health Care Providers & Services 1.1%
Acadia Healthcare
Co., Inc., 5.00%,
4/15/2029(b) 1,649,000 1,597,963
AmerisourceBergen Corp.,
2.80%, 5/15/2030 100,000 90,130
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 499,562
CVS Health Corp.
3.88%, 7/20/2025 500,000 506,379
1.30%, 8/21/2027(d) 1,300,000 1,160,526
HCA, Inc.
5.88%, 2/15/2026 85,000 87,813
5.25%, 6/15/2026 500,000 507,344
4.13%, 6/15/2029 270,000 259,838
Humana, Inc., 3.70%,
3/23/2029 255,000 250,166
Laboratory Corp. of
America Holdings,
1.55%, 6/1/2026 1,750,000 1,608,276
Tenet Healthcare Corp.,
6.25%, 2/1/2027(b) 500,000 505,835
UnitedHealth Group, Inc.
3.70%, 5/15/2027 140,000 142,973
2.30%, 5/15/2031 1,970,000 1,786,113
9,002,918
Hotels, Restaurants & Leisure 0.2%
Choice Hotels
International, Inc.,
3.70%, 12/1/2029 465,000 420,592
Expedia Group, Inc.,
4.63%, 8/1/2027 90,000 88,439
McDonald's Corp., 3.50%,
7/1/2027 750,000 749,888
1,258,919
Household Durables 0.0%
†
NVR, Inc., 3.00%,
5/15/2030 300,000 270,112
Household Products 0.0%
†
Procter & Gamble Co.
(The), 3.00%, 3/25/2030 185,000 181,460
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 151,354
Insurance 0.8%
Aflac, Inc., 3.60%,
4/1/2030 167,000 163,269
Aon Corp., 2.80%,
5/15/2030 200,000 180,851
Athene Holding Ltd.,
4.13%, 1/12/2028 825,000 790,442
Brown & Brown, Inc.,
4.20%, 3/17/2032 280,000 263,809
Enstar Group Ltd., 3.10%,
9/1/2031 745,000 601,174
Marsh & McLennan Cos.,
Inc.
4.38%, 3/15/2029 1,000,000 1,018,938
2.25%, 11/15/2030 2,700,000 2,358,025
Progressive Corp. (The)
2.50%, 3/15/2027 860,000 827,264
3.00%, 3/15/2032 230,000 214,978
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 251,064
Willis North America, Inc.
4.50%, 9/15/2028 250,000 249,219
2.95%, 9/15/2029 200,000 177,700
7,096,733
Interactive Media & Services 0.1%
Ziff Davis, Inc., 4.63%,
10/15/2030(b) 1,185,000 1,086,763
IT Services 0.7%
Fidelity National
Information Services,
Inc., 4.50%,
7/15/2025(d) 45,000 45,688
International Business
Machines Corp.
4.00%, 7/27/2025 4,080,000 4,138,042
4.15%, 7/27/2027 1,580,000 1,616,255
Kyndryl Holdings, Inc.
2.05%, 10/15/2026(b) 5,000 4,223
2.70%, 10/15/2028(b) 40,000 32,113
5,836,321
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.,
2.75%, 9/15/2029 250,000 225,841
PerkinElmer, Inc., 1.90%,
9/15/2028 280,000 241,404
467,245
Machinery 0.3%
IDEX Corp., 2.63%,
6/15/2031 300,000 258,051
Parker-Hannifin Corp.,
3.65%, 6/15/2024 170,000 169,886

74 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Machinery
Westinghouse Air Brake
Technologies Corp.,
3.20%, 6/15/2025 2,000,000 1,928,789
2,356,726
Media 0.6%
Charter Communications
Operating LLC
4.91%, 7/23/2025 1,500,000 1,520,118
3.75%, 2/15/2028 300,000 283,554
Comcast Corp., 3.15%,
3/1/2026 1,000,000 994,150
Directv Financing LLC,
5.88%, 8/15/2027(b) 1,400,000 1,304,226
Sirius XM Radio, Inc.,
5.50%, 7/1/2029(b) 815,000 800,737
4,902,785
Metals & Mining 0.4%
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 415,000 391,839
Nucor Corp., 3.13%,
4/1/2032 415,000 375,213
Reliance Steel &
Aluminum Co.
1.30%, 8/15/2025 2,100,000 1,925,678
2.15%, 8/15/2030 250,000 206,968
Warrior Met Coal, Inc.,
7.88%, 12/1/2028(b) 500,000 462,665
3,362,363
Multi-Utilities 0.2%
Ameren Corp., 3.50%,
1/15/2031 200,000 189,752
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 50,000 48,880
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 91,990
Consolidated Edison
Co. of New York, Inc.,
2.40%, 6/15/2031 500,000 447,171
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 100,161
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 100,443
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 95,034
Sempra Energy
3.25%, 6/15/2027 100,000 96,786
3.70%, 4/1/2029 200,000 194,240
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 82,201
1,446,658
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels 2.7%
California Resources
Corp., 7.13%,
2/1/2026(b) 800,000 797,728
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027 3,900,000 3,966,292
Conoco Funding Co.,
7.25%, 10/15/2031 134,000 163,977
ConocoPhillips Co.,
6.95%, 4/15/2029 171,000 201,150
Crestwood Midstream
Partners LP, 8.00%,
4/1/2029(b) 1,498,000 1,480,893
Delek Logistics Partners
LP, 7.13%, 6/1/2028(b) 400,000 365,000
Devon Energy Corp.
5.88%, 6/15/2028 1,450,000 1,483,053
4.50%, 1/15/2030 389,000 377,024
Energy Transfer LP,
2.90%, 5/15/2025 800,000 768,574
EQT Corp.
3.90%, 10/1/2027 160,000 155,654
7.50%, 2/1/2030(e) 100,000 109,487
Global Partners LP, 6.88%,
1/15/2029 900,000 821,196
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,400,000 1,266,953
Magnolia Oil & Gas
Operating LLC, 6.00%,
8/1/2026(b) 400,000 381,184
MPLX LP
1.75%, 3/1/2026 900,000 827,539
4.25%, 12/1/2027 1,000,000 991,630
4.80%, 2/15/2029 1,308,000 1,317,675
2.65%, 8/15/2030 600,000 519,387
Northern Oil and Gas, Inc.,
8.13%, 3/1/2028(b) 1,000,000 967,500
Northwest Pipeline LLC,
4.00%, 4/1/2027 2,000,000 1,981,715
ONEOK, Inc.
2.20%, 9/15/2025 1,000,000 937,917
4.55%, 7/15/2028 550,000 543,236
Ovintiv Exploration, Inc.,
5.38%, 1/1/2026 40,000 40,794
PDC Energy, Inc., 5.75%,
5/15/2026(d) 600,000 586,500
Pioneer Natural Resources
Co., 1.13%, 1/15/2026 500,000 454,126
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 206,640
Targa Resources Partners
LP
6.50%, 7/15/2027 106,000 108,910
6.88%, 1/15/2029 500,000 515,980
22,337,714

Nationwide Bond Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 75
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp.,
3.63%, 3/15/2029(b) 300,000 260,178
Pharmaceuticals 0.5%
Merck & Co., Inc., 1.90%,
12/10/2028 3,000,000 2,749,313
Utah Acquisition Sub, Inc.,
3.95%, 6/15/2026 200,000 189,291
Zoetis, Inc.
3.00%, 9/12/2027 450,000 433,837
3.90%, 8/20/2028 900,000 901,004
4,273,445
Professional Services 0.1%
ASGN, Inc., 4.63%,
5/15/2028(b) 500,000 463,750
Real Estate Management & Development 0.1%
CBRE Services, Inc.,
4.88%, 3/1/2026 800,000 817,924
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc.
1.70%, 10/1/2028 130,000 117,777
2.10%, 10/1/2031 105,000 93,127
Broadcom Corp., 3.88%,
1/15/2027 1,000,000 989,571
Broadcom, Inc.
3.15%, 11/15/2025 1,650,000 1,616,100
1.95%, 2/15/2028(b) 2,000,000 1,758,681
Xilinx, Inc., 2.38%,
6/1/2030 250,000 227,370
4,802,626
Software 0.8%
Adobe, Inc., 2.30%,
2/1/2030 250,000 228,741
Fortinet, Inc., 1.00%,
3/15/2026 2,100,000 1,882,873
Intuit, Inc., 1.65%,
7/15/2030 479,000 406,193
Oracle Corp.
2.50%, 4/1/2025(d) 1,700,000 1,643,611
1.65%, 3/25/2026 1,250,000 1,149,112
2.30%, 3/25/2028 600,000 538,648
ServiceNow , Inc., 1.40%,
9/1/2030 575,000 468,519
VMware, Inc., 4.70%,
5/15/2030 35,000 34,345
6,352,042
Specialty Retail 0.1%
Home Depot, Inc. (The)
2.70%, 4/15/2025 200,000 197,531
2.88%, 4/15/2027 90,000 89,156
Lowe's Cos., Inc., 3.35%,
4/1/2027 245,000 243,227
529,914
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc., 1.40%,
8/5/2028 160,000 144,418
Dell International LLC,
6.10%, 7/15/2027 650,000 696,292
HP, Inc.
1.45%, 6/17/2026 2,000,000 1,826,368
3.00%, 6/17/2027 1,000,000 950,535
4.00%, 4/15/2029 626,000 604,040
NetApp, Inc., 1.88%,
6/22/2025 75,000 71,136
4,292,789
Thrifts & Mortgage Finance 0.2%
Nationstar Mortgage
Holdings, Inc., 5.75%,
11/15/2031(b) 1,711,000 1,430,824
Tobacco 0.6%
Altria Group, Inc.
2.35%, 5/6/2025 300,000 287,820
4.80%, 2/14/2029 927,000 921,082
Philip Morris International,
Inc.
1.50%, 5/1/2025 2,000,000 1,892,538
0.88%, 5/1/2026 2,050,000 1,843,835
4,945,275
Trading Companies & Distributors 0.2%
Air Lease Corp., 2.20%,
1/15/2027 165,000 146,753
Aircastle Ltd., 4.25%,
6/15/2026 75,000 70,357
Boise Cascade Co.,
4.88%, 7/1/2030(b) 1,275,000 1,157,012
1,374,122
Water Utilities 0.0%
†
American Water Capital
Corp.
2.95%, 9/1/2027 100,000 95,889
4.45%, 6/1/2032 235,000 242,869
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 44,695
383,453
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc., 3.50%,
4/15/2025 1,500,000 1,482,502
224,939,881
Total Corporate Bonds
(cost $276,992,831) 261,090,539

76 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Municipal Bonds 0.1%
Principal
Amount ($) Value ($)
CALIFORNIA 0.1%
Los Angeles Community
College District,
GO, 1.81%, 8/1/2030 200,000 176,994
University of California,
RB, 1.61%, 5/15/2030 200,000 170,666
347,660
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp., RB, Series
A,2.15%, 7/1/2030 75,000 66,412
MASSACHUSETTS 0.0%
†
Commonwealth of
Massachusetts,
GO, 4.91%, 5/1/2029 100,000 107,536
Total Municipal Bonds
(cost $585,499) 521,608
Mortgage-Backed Securities 28.4%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 182,120 164,231
Pool# QB3891
2.00%, 10/1/2050 129,740 116,993
Pool# RA3986
2.50%, 11/1/2050 1,584,202 1,479,864
Pool# SD8129
2.50%, 2/1/2051 3,959,559 3,697,538
Pool# SD7536
2.50%, 2/1/2051 1,638,974 1,541,176
Pool# SD8145
1.50%, 5/1/2051 4,850,935 4,181,428
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 1,239,537 1,242,114
Pool# MA4106
1.50%, 7/1/2035 932,829 865,820
Pool# CA9152
2.50%, 2/1/2036 2,577,869 2,511,026
Pool# BT2234
2.00%, 4/1/2037 4,947,736 4,708,853
Pool# MA4685
1.50%, 6/1/2037 3,169,642 2,941,749
Pool# FS0146
3.50%, 9/1/2043 1,767,714 1,785,357
Pool# BE3774
4.00%, 7/1/2047 1,034,997 1,058,571
Pool# CA2471
4.00%, 10/1/2048 968,010 986,473
Pool# MA3692
3.50%, 7/1/2049 3,345,439 3,342,196
Pool# FM2363
3.00%, 1/1/2050 919,066 895,302
Pool# CA6020
3.00%, 6/1/2050 2,000,724 1,934,182
Pool# MA4158
2.00%, 10/1/2050 239,943 216,927
Pool# CA7404
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
4.00%, 10/1/2050 4,724,744 4,780,365
Pool# CA9190
2.00%, 2/1/2051 3,065,663 2,764,123
Pool# FM6554
2.00%, 3/1/2051 1,320,445 1,190,902
Pool# FM6834
2.00%, 4/1/2051 611,050 551,119
Pool# BR7647
2.00%, 4/1/2051 79,558 71,727
Pool# FM8057
3.00%, 7/1/2051 4,441,648 4,320,371
Pool# MA4398
2.00%, 8/1/2051 7,392,996 6,664,907
Pool# MA4400
3.00%, 8/1/2051 4,088,473 3,949,198
Pool# MA4437
2.00%, 10/1/2051 1,090,773 983,192
Pool# FM8997
2.50%, 10/1/2051 9,289,833 8,678,406
Pool# FM9450
2.00%, 11/1/2051 171,410 154,851
Pool# FM9578
2.00%, 12/1/2051 32,684 29,457
Pool# CB3156
2.00%, 3/1/2052 9,799,846 8,826,622
Pool# CB3159
2.50%, 3/1/2052 8,533,607 7,963,416
Pool# CB3368
3.00%, 4/1/2052 1,947,326 1,878,419
Pool# CB3915
4.50%, 6/1/2052 2,069,744 2,109,963
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA
1.50%, 8/25/2037 1,200,000 1,113,000
2.00%, 8/25/2037 11,175,000 10,628,473
2.50%, 8/25/2037 4,675,000 4,548,994
3.00%, 8/25/2037 4,900,000 4,864,877
4.00%, 8/25/2037 275,000 279,565
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
1.50%, 8/25/2052 1,025,000 882,581
2.00%, 8/25/2052 24,786,143 22,288,164
2.50%, 8/25/2052 4,900,000 4,565,471
3.00%, 8/25/2052 9,950,000 9,581,247
3.50%, 8/25/2052 5,400,000 5,343,680
4.00%, 8/25/2052 1,000,000 1,004,961
4.50%, 8/25/2052 6,525,000 6,638,423
3.50%, 9/25/2052 1,350,000 1,332,150
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 486,066 481,019
Pool# AC0071
3.50%, 10/20/2042 688,266 683,574
Pool# MA2600
3.00%, 2/20/2045 530,655 525,155
Pool# MA2825
3.00%, 5/20/2045 386,096 382,093

Nationwide Bond Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 77
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool (continued)
Pool# MA4509
3.00%, 6/20/2047 494,661 489,539
Pool# MA4718
3.00%, 9/20/2047 460,347 453,818
Pool# MA4719
3.50%, 9/20/2047 1,815,903 1,836,473
Pool# MA6409
3.00%, 1/20/2050 193,345 188,977
Pool# MA6710
3.00%, 6/20/2050 1,064,009 1,039,944
Pool# MA7705
2.50%, 11/20/2051 4,182,088 3,975,838
Pool# MA7707
3.50%, 11/20/2051 2,923,965 2,913,576
Pool# MA7766
2.00%, 12/20/2051 22,350,327 20,594,414
Pool# MA7767
2.50%, 12/20/2051 11,774,597 11,188,923
Pool# MA7768
3.00%, 12/20/2051 2,958,251 2,883,886
Pool# MA7881
2.50%, 2/20/2052 6,446,639 6,122,854
Pool# MA8150
4.00%, 7/20/2052 510,000 516,008
GNMA TBA
1.50%, 8/15/2052 500,000 443,711
2.50%, 8/15/2052 1,507,000 1,427,191
3.00%, 8/15/2052 2,650,000 2,580,567
3.50%, 8/15/2052 5,150,000 5,126,664
4.00%, 8/15/2052 4,815,000 4,864,467
Total Mortgage-Backed Securities
(cost $235,252,595) 230,377,115
Foreign Government Securities 0.1%
CANADA 0.1%
Province of Alberta,
1.30%, 7/22/2030 60,000 52,122
Province of British
Columbia, 1.30%,
1/29/2031 25,000 21,653
Province of Ontario
0.63%, 1/21/2026 50,000 45,885
2.30%, 6/15/2026 45,000 43,550
1.05%, 5/21/2027 25,000 22,729
2.00%, 10/2/2029 25,000 23,162
1.13%, 10/7/2030 40,000 34,146
Province of Quebec
0.60%, 7/23/2025 50,000 46,535
2.50%, 4/20/2026 50,000 48,956
2.75%, 4/12/2027 25,000 24,702
363,440
Total Foreign Government Securities
(cost $394,021) 363,440
Supranational 0.2%
Principal
Amount ($) Value ($)
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 939,620
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 967,993
Total Supranational
(cost $2,023,981) 1,907,613
U.S. Treasury Obligations 35.6%
U.S. Treasury Bonds
5.00%, 5/15/2037 1,000,000 1,277,226
1.88%, 2/15/2041 24,900,000 20,033,801
2.00%, 11/15/2041 40,000,000 32,656,250
2.75%, 11/15/2042 6,500,000 5,971,621
3.00%, 5/15/2045 11,000,000 10,421,641
3.00%, 2/15/2047 2,934,700 2,795,531
3.00%, 2/15/2049 8,300,000 8,092,176
1.63%, 11/15/2050 7,000,000 5,045,469
2.25%, 2/15/2052(d) 4,500,000 3,794,765
U.S. Treasury Notes
0.50%, 11/30/2023 21,000,000 20,326,523
2.75%, 5/15/2025 20,000,000 19,943,750
0.63%, 8/15/2030 34,000,000 29,016,875
1.63%, 5/15/2031 31,000,000 28,526,055
1.25%, 8/15/2031 72,000,000 63,919,688
1.38%, 11/15/2031 30,000,000 26,840,625
2.88%, 5/15/2032 9,800,000 9,976,094
Total U.S. Treasury Obligations
(cost $314,736,808) 288,638,090
Repurchase Agreement 0.3%
CF Secured, LLC 2.24%,
dated 7/29/2022, due
8/1/2022, repurchase
price $2,662,981,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$2,716,240. (f) 2,662,484 2,662,484
Total Repurchase
Agreement
(cost $2,662,484)
2,662,484
Total Investments Before TBA Sale Commitments
(cost $851,596,653) — 99.1% 803,132,677

78 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Portfolio
TBA Sale Commitment   (0.9)%
Principal
Amount ($) Value ($)
Mortgage-Backed Security
GNMA TBA 2.00%,
8/15/2052 (8,200,000) (7,531,188)
Total TBA Sale Commitment
(cost $(7,349,570)) (7,531,188)
Total Investments
(cost $844,247,083) — 98.2% 795,601,489
Other assets in excess of liabilities — 1.8% 14,422,326
NET ASSETS — 100.0%
$ 810,023,815
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2022.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2022 was
$38,750,100 which represents 4.78% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2022.
(d) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $2,591,057, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$2,662,484.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2022.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $2,662,484.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 79
Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.80 USD 78,000,000 (299,786) (487,322) (787,108)
(299,786) (487,322) (787,108)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2022 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SONIA annually 2.38% annually Pay 9/21/2027 GBP 420,000 – 4,313 4,313
1 Day SONIA annually 2.48% annually Pay 9/21/2027 GBP 380,000 2,713 3,468 6,181
1 Day SONIA annually 2.49% annually Pay 9/21/2027 GBP 410,000 – 6,793 6,793
1 Day SONIA annually 2.51% annually Pay 9/21/2027 GBP 350,000 – 6,137 6,137
1 Day SONIA annually 2.53% annually Pay 9/21/2027 GBP 560,000 – 10,662 10,662
1 Day SONIA annually 2.58% annually Pay 9/21/2027 GBP 580,000 – 12,458 12,458
1 Day SONIA annually 2.61% annually Pay 9/21/2027 GBP 470,000 – 11,056 11,056
1 Day SONIA annually 2.78% annually Pay 9/21/2027 GBP 590,000 – 19,606 19,606
1 Day SONIA annually 2.87% annually Pay 9/21/2027 GBP 610,000 – 23,439 23,439
3 Month HIBOR
quarterly
2.86% quarterly
Pay 9/21/2027 HKD 2,915,000 – 1,573 1,573
3 Month HIBOR
quarterly
2.89% quarterly
Pay 9/21/2027 HKD 4,030,000 – 3,062 3,062
3 Month HIBOR
quarterly
2.97% quarterly
Pay 9/21/2027 HKD 1,656,000 – 1,978 1,978
3 Month HIBOR
quarterly
2.99% quarterly
Pay 9/21/2027 HKD 2,024,000 – 2,718 2,718
3 Month HIBOR
quarterly
3.02% quarterly
Pay 9/21/2027 HKD 4,425,000 – 6,732 6,732
3 Month HIBOR
quarterly
3.04% quarterly
Pay 9/21/2027 HKD 4,425,000 – 7,259 7,259
3 Month HIBOR
quarterly
3.08% quarterly
Pay 9/21/2027 HKD 3,065,000 – 5,730 5,730

80 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month HIBOR
quarterly
3.09% quarterly
Pay 9/21/2027 HKD 2,590,000 – 5,081 5,081
3 Month HIBOR
quarterly
3.1% quarterly
Pay 9/21/2027 HKD 2,590,000 – 5,174 5,174
3 Month HIBOR
quarterly
3.1% quarterly
Pay 9/21/2027 HKD 3,065,000 – 6,031 6,031
3 Month HIBOR
quarterly
3.13% quarterly
Pay 9/21/2027 HKD 3,940,000 – 8,574 8,574
3 Month JIBAR
quarterly
8.08% quarterly
Pay 9/21/2027 ZAR 8,600,000 – 1,341 1,341
3 Month JIBAR
quarterly
8.32% quarterly
Pay 9/21/2027 ZAR 6,090,000 – 4,564 4,564
3 Month JIBAR
quarterly
8.34% quarterly
Pay 9/21/2027 ZAR 9,110,000 – 7,222 7,222
3 Month JIBAR
quarterly
8.39% quarterly
Pay 9/21/2027 ZAR 8,310,000 – 7,666 7,666
3 Month JIBAR
quarterly
8.43% quarterly
Pay 9/21/2027 ZAR 11,670,000 – 11,776 11,776
3 Month JIBAR
quarterly
8.46% quarterly
Pay 9/21/2027 ZAR 6,420,000 – 7,034 7,034
3 Month JIBAR
quarterly
8.5% quarterly
Pay 9/21/2027 ZAR 11,340,000 – 13,546 13,546
3 Month JIBAR
quarterly
8.6% quarterly
Pay 9/21/2027 ZAR 9,450,000 – 13,684 13,684
6 Month BBR
semi-annually
3.8%
semi-annually Pay 9/21/2027 AUD 565,000 – 9,716 9,716
6 Month BBR
semi-annually
3.85%
semi-annually Pay 9/21/2027 AUD 455,000 – 8,690 8,690
6 Month BBR
semi-annually
3.98%
semi-annually Pay 9/21/2027 AUD 760,000 – 17,505 17,505
6 Month EURIBOR
semi-annually
1.51% annually
Pay 9/21/2027 EUR 640,000 – 4,733 4,733
6 Month EURIBOR
semi-annually
1.51% annually
Pay 9/21/2027 EUR 250,000 621 1,155 1,776
6 Month EURIBOR
semi-annually
1.52% annually
Pay 9/21/2027 EUR 470,000 – 3,569 3,569
6 Month EURIBOR
semi-annually
1.54% annually
Pay 9/21/2027 EUR 680,000 – 5,889 5,889
6 Month EURIBOR
semi-annually
1.61% annually
Pay 9/21/2027 EUR 520,000 – 6,347 6,347
6 Month EURIBOR
semi-annually
1.76% annually
Pay 9/21/2027 EUR 700,000 2,673 11,194 13,867
6 Month EURIBOR
semi-annually
1.78% annually
Pay 9/21/2027 EUR 190,000 – 3,911 3,911
6 Month EURIBOR
semi-annually
1.8% annually
Pay 9/21/2027 EUR 660,000 – 14,437 14,437
6 Month EURIBOR
semi-annually
2.34% annually
Pay 9/21/2027 EUR 350,000 – 16,871 16,871
6 Month EURIBOR
semi-annually
2.37% annually
Pay 9/21/2027 EUR 480,000 – 24,018 24,018
Total unrealized appreciation 6,007 346,712 352,719
1 Day SOFR annually 2.63% annually Rec 9/21/2027 USD 560,000 – (5,117) (5,117)
1 Day SOFR annually 2.96% annually Rec 9/21/2027 USD 680,000 – (16,745) (16,745)
1 Day SOFR annually 3.16% annually Rec 9/21/2027 USD 690,000 – (23,577) (23,577)
1 Day SOFR annually 3.21% annually Rec 9/21/2027 USD 910,000 – (32,989) (32,989)
1 Day SORA
semi-annually
2.62%
semi-annually Rec 9/21/2027 SGD 735,000 – (4,123) (4,123)

Nationwide Bond Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 81
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SORA
semi-annually
2.63%
semi-annually Rec 9/21/2027 SGD 819,500 – (5,080) (5,080)
1 Day SORA
semi-annually
2.63%
semi-annually Rec 9/21/2027 SGD 670,500 – (3,987) (3,987)
1 Day SORA
semi-annually
2.64%
semi-annually Rec 9/21/2027 SGD 510,000 – (3,291) (3,291)
1 Day SORA
semi-annually
2.65%
semi-annually Rec 9/21/2027 SGD 735,000 – (5,015) (5,015)
1 Day SORA
semi-annually
2.67%
semi-annually Rec 9/21/2027 SGD 1,210,000 – (9,031) (9,031)
1 Day SORA
semi-annually
3.13%
semi-annually Rec 9/21/2027 SGD 465,000 – (10,635) (10,635)
1 Day SORA
semi-annually
3.14%
semi-annually Rec 9/21/2027 SGD 465,000 – (10,760) (10,760)
1 Month HICPXT 2.73% quarterly Rec 5/15/2032 EUR 1,640,000 – (6,302) (6,302)
1 Month HICPXT 2.74% quarterly Rec 6/15/2032 EUR 1,750,000 – (39,215) (39,215)
1 Month TIIE monthly 8.97% monthly Rec 9/15/2027 MXN 14,200,000 – (22,077) (22,077)
1 Month TIIE monthly 9.07% monthly Rec 9/15/2027 MXN 11,730,000 – (20,583) (20,583)
1 Month TIIE monthly 9.08% monthly Rec 9/15/2027 MXN 14,330,000 – (25,432) (25,432)
1 Month TIIE monthly 9.18% monthly Rec 9/15/2027 MXN 12,300,000 – (24,289) (24,289)
1 Month TIIE monthly 9.51% monthly Rec 9/15/2027 MXN 11,610,000 – (30,589) (30,589)
3 Month BA
semi-annually
3.19%
semi-annually Rec 9/21/2027 CAD 350,000 – (2,846) (2,846)
3 Month BA
semi-annually
3.21%
semi-annually Rec 9/21/2027 CAD 580,000 – (5,283) (5,283)
3 Month BA
semi-annually
3.26%
semi-annually Rec 9/21/2027 CAD 860,000 – (9,371) (9,371)
3 Month BA
semi-annually
3.27%
semi-annually Rec 9/21/2027 CAD 770,000 – (8,641) (8,641)
3 Month BA
semi-annually
3.37%
semi-annually Rec 9/21/2027 CAD 1,120,000 – (16,454) (16,454)
3 Month BA
semi-annually
3.6%
semi-annually Rec 9/21/2027 CAD 1,130,000 – (26,196) (26,196)
3 Month BA
semi-annually
3.93%
semi-annually Rec 9/21/2027 CAD 650,000 – (22,819) (22,819)
3 Month JIBAR
quarterly
7.84% quarterly
Pay 9/21/2027 ZAR 7,160,000 – (3,134) (3,134)
3 Month JIBAR
quarterly
8% quarterly
Pay 9/21/2027 ZAR 10,600,000 – (445) (445)
3 Month STIBOR
quarterly
2.51% annually
Rec 9/21/2027 SEK 6,330,000 – (5,187) (5,187)
3 Month STIBOR
quarterly
2.54% annually
Rec 9/21/2027 SEK 4,700,000 – (4,340) (4,340)
3 Month STIBOR
quarterly
2.8% annually
Rec 9/21/2027 SEK 4,860,000 – (10,373) (10,373)
6 Month EURIBOR
semi-annually
0.88% annually
Pay 9/21/2027 EUR 170,000 – (4,074) (4,074)
6 Month EURIBOR
semi-annually
0.91% annually
Pay 9/21/2027 EUR 560,000 – (12,685) (12,685)
6 Month EURIBOR
semi-annually
0.98% annually
Pay 9/21/2027 EUR 540,000 (1,595) (8,654) (10,249)
6 Month EURIBOR
semi-annually
1.02% annually
Pay 9/21/2027 EUR 810,000 1,287 (15,258) (13,971)
6 Month EURIBOR
semi-annually
1.05% annually
Pay 9/21/2027 EUR 1,010,000 (2,301) (13,525) (15,826)
6 Month EURIBOR
semi-annually
1.26% annually
Pay 9/21/2027 EUR 530,000 (1,394) (1,197) (2,591)
6 Month EURIBOR
semi-annually
1.3% annually
Pay 9/21/2027 EUR 400,000 – (1,177) (1,177)

82 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month WIBOR
semi-annually
6% annually
Rec 9/21/2027 PLN 1,940,000 – (7,365) (7,365)
6 Month WIBOR
semi-annually
6.23% annually
Rec 9/21/2027 PLN 1,960,000 – (11,523) (11,523)
6 Month WIBOR
semi-annually
6.3% annually
Rec 9/21/2027 PLN 1,920,000 – (12,393) (12,393)
6 Month WIBOR
semi-annually
6.32% annually
Rec 9/21/2027 PLN 2,020,000 – (13,486) (13,486)
6 Month WIBOR
semi-annually
6.44% annually
Rec 9/21/2027 PLN 3,090,000 – (23,985) (23,985)
6 Month WIBOR
semi-annually
6.46% annually
Rec 9/21/2027 PLN 2,610,000 – (20,664) (20,664)
6 Month WIBOR
semi-annually
6.53% annually
Rec 9/21/2027 PLN 2,620,000 – (22,368) (22,368)
6 Month WIBOR
semi-annually
6.67% annually
Rec 9/21/2027 PLN 2,330,000 – (22,680) (22,680)
6 Month WIBOR
semi-annually
6.72% annually
Rec 9/21/2027 PLN 1,330,000 – (13,535) (13,535)
6 Month WIBOR
semi-annually
6.94% annually
Rec 9/21/2027 PLN 2,260,000 – (27,406) (27,406)
6 Month WIBOR
semi-annually
7.01% annually
Rec 9/21/2027 PLN 2,660,000 – (34,024) (34,024)
Total unrealized depreciation (4,003) (679,925) (683,928)
Net unrealized depreciation 2,004 (333,213) (331,209)
– – –
Abbreviation :
BA Banker Acceptance Rate
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Agreed Rate
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TIIE Interbank Equilibrium Interest Rate
WIBOR Warsaw Interbank Offered Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
EUR Euro
GBP British pound
HKD Hong Kong dollar
MXN Mexican peso
PLN Polish zloty
SEK Swedish krona
SGD Singapore dollar
USD United States dollar
ZAR South African rand
OTC Interest rate swap contracts outstanding as of July 31, 2022 :
Floating Rate Index1 Fixed Rate
Pay/
Receive
Floating
Rate Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month CD_KSDA
quarterly
3.13%
quarterly
Pay Goldman
Sachs 9/21/2027
KRW
1,410,340,000 – 9,659 9,659
3 Month CD_KSDA
quarterly
3.24%
quarterly
Pay Bank of
America NA 9/21/2027
KRW
862,250,000 – 9,348 9,348
3 Month CD_KSDA
quarterly
3.62%
quarterly
Pay JPM Chase
9/21/2027
KRW
391,312,000 – 9,597 9,597
Total unrealized appreciation – 28,604 28,604
Net unrealized appreciation – 28,604 28,604

Nationwide Bond Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 83
As of July 31, 2022, the Fund had $1,731,457 segregated as collateral for swap contracts.
Abbreviation :
KSDA Certificate of Deposit 91-day Korean Bond Rate
Currency:
KRW South Korean won
Forward Foreign Currency Contracts outstanding as of July 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 790,451 GBP 640,000 Bank of America NA 9/21/2022 10,138
Total unrealized appreciation 10,138
Net unrealized appreciation 10,138
Currency:
GBP British pound
USD United States dollar
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Euro-Bund 37 9/2022 EUR 5,961,291 260,477
U.S. Treasury 2 Year Note 188 9/2022 USD 39,566,656 117,011
U.S. Treasury 10 Year Note 293 9/2022 USD 35,494,203 681,583
U.S. Treasury Ultra Bond 198 9/2022 USD 31,345,875 1,368,494
Total long contracts 2,427,565
Short Contracts
Australia 10 Year Bond (143) 9/2022 AUD (12,486,031) (413,570)
Canada 10 Year Bond (36) 9/2022 CAD (3,667,330) (12,573)
Long Gilt (41) 9/2022 GBP (5,900,704) (121,591)
U.S. Treasury 5 Year Note (266) 9/2022 USD (30,251,266) (213,841)
U.S. Treasury 10 Year Ultra Note (100) 9/2022 USD (13,125,000) (151,725)
U.S. Treasury Long Bond (278) 9/2022 USD (40,032,000) (748,578)
Total short contracts (1,661,878)
Net contracts 765,687
As of July 31, 2022, the Fund had $1,591,000 segregated as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar

84 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bond Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 85
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 2,106,809 $ – $ 2,106,809
Commercial Mortgage-Backed Securities – 15,464,979 – 15,464,979
Corporate Bonds – 261,090,539 – 261,090,539
Foreign Government Securities – 363,440 – 363,440
Forward Foreign Currency Contracts – 10,138 – 10,138
Futures Contracts 2,427,565 – – 2,427,565
Interest Rate Swaps† – 375,316 – 375,316
Mortgage-Backed Securities – 230,377,115 – 230,377,115
Municipal Bonds – 521,608 – 521,608
Repurchase Agreement – 2,662,484 – 2,662,484
Supranational – 1,907,613 – 1,907,613
U.S. Treasury Obligations – 288,638,090 – 288,638,090
Total Assets $ 2,427,565 $ 803,518,131 $ – $ 805,945,696
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (487,322) $ – $ (487,322)
Futures Contracts (1,661,878) – – (1,661,878)
Interest Rate Swaps† – (679,925) – (679,925)
TBA Sale Commitment – (7,531,188) $ – (7,531,188)
Total Liabilities $ (1,661,878) $ (8,698,435) $ – $ (10,360,313)
Total $ 765,687 $ 794,819,696 $ – $ 795,585,383
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

86 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Portfolio
default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2022 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Nationwide Bond Portfolio - July 31, 2022 (Unaudited) - Statement of Investments - 87
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

88 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Portfolio
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Assets: Fair Value
Swap Contracts†
Interest rate risk Investment contract, at value $ 28,604
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 346,712
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 10,138
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 2,427,565
Total $ 2,813,019
Liabilities: Fair Value
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (487,322)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (679,925)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (1,661,878)
Total $ (2,829,125)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Cognitive Value Fund - July 31, 2022 (Unaudited) - Statement of Investments - 1
Common Stocks 99.3%
Shares Value ($)
Air Freight & Logistics 0.4%
Atlas Air Worldwide Holdings,
Inc.* 2,939 222,512
Hub Group, Inc., Class A* 2,500 191,000
413,512
Airlines 0.3%
Alaska Air Group, Inc.* 6,339 281,008
Auto Components 1.3%
American Axle &
Manufacturing Holdings,
Inc.* 53,100 473,121
Standard Motor Products, Inc. 13,800 631,212
Superior Industries
International, Inc.* 30,893 143,035
1,247,368
Automobiles 0.1%
Volcon, Inc.* 81,842 137,495
Banks 16.5%
1st Source Corp. 4,200 202,524
American National
Bankshares, Inc. 6,671 242,091
Bancorp, Inc. (The)* 15,139 372,419
Banner Corp. 11,700 725,283
Camden National Corp. 600 27,420
Capital City Bank Group, Inc. 11,095 359,367
Capstar Financial Holdings,
Inc. 13,900 292,039
Civista Bancshares, Inc. 26,066 564,590
Community Trust Bancorp, Inc. 13,200 571,956
Financial Institutions, Inc. 25,000 662,750
First Busey Corp. 27,041 666,561
First Financial Bancorp 25,200 562,968
First Financial Corp. 5,500 256,960
First Horizon Corp. 6,200 138,632
First Interstate BancSystem,
Inc., Class A(a) 3,467 141,384
FNB Corp. 39,800 476,008
Hancock Whitney Corp. 15,700 766,317
Hanmi Financial Corp. 35,623 900,193
Heartland Financial USA, Inc. 16,725 750,953
Heritage Financial Corp. 23,264 605,329
Horizon Bancorp, Inc. 30,000 572,100
Independent Bank Corp. 18,587 389,955
Mercantile Bank Corp. 9,600 340,224
NBT Bancorp, Inc. 11,400 462,156
Northrim Bancorp, Inc. 10,847 451,778
OceanFirst Financial Corp. 22,000 452,320
PCB Bancorp 9,800 188,846
Popular, Inc. 10,000 776,700
QCR Holdings, Inc. 5,300 314,237
SmartFinancial, Inc. 22,126 580,807
South Plains Financial, Inc. 3,800 100,396
Southern First Bancshares,
Inc.* 6,600 295,350
Towne Bank 21,422 639,875
UMB Financial Corp. 3,200 289,600
Washington Federal, Inc. 6,000 204,780
WesBanco, Inc. 8,300 283,196
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 4,300 369,972
15,998,036
Biotechnology 5.3%
89bio, Inc.* 25,992 92,272
Adicet Bio, Inc.*(a) 1,900 32,091
Agenus, Inc.* 33,800 87,204
Akero Therapeutics, Inc.*(a) 9,127 93,460
Alkermes plc* 5,862 150,067
Allogene Therapeutics, Inc.* 8,300 107,734
Allovir, Inc.*(a) 21,900 100,521
Alpine Immune Sciences, Inc.* 10,700 85,065
ALX Oncology Holdings,
Inc.*(a) 9,710 93,993
Annexon, Inc.* 29,086 145,721
Arbutus Biopharma Corp.* 12,700 29,337
ARCA biopharma, Inc.* 20,800 50,960
Arcus Biosciences, Inc.* 3,600 95,724
Avidity Biosciences, Inc.* 5,000 81,450
Black Diamond Therapeutics,
Inc.*(a) 29,968 104,888
Capricor Therapeutics, Inc.* 29,801 137,383
Caribou Biosciences, Inc.* 19,700 159,964
Celcuity, Inc.* 9,600 87,168
Chimerix, Inc.* 68,100 149,139
Chinook Therapeutics, Inc.* 5,100 94,401
Crinetics Pharmaceuticals,
Inc.* 4,600 88,366
Cullinan Oncology, Inc.* 9,900 133,749
Cyteir Therapeutics, Inc.* 22,834 66,447
Editas Medicine, Inc.* 6,400 101,824
Emergent BioSolutions, Inc.* 4,700 162,808
Homology Medicines, Inc.* 45,950 98,792
Iovance Biotherapeutics, Inc.* 8,000 93,200
Ironwood Pharmaceuticals,
Inc.* 13,500 154,575
Kezar Life Sciences, Inc.*(a) 4,200 41,034
Kiniksa Pharmaceuticals Ltd.,
Class A* 8,700 86,217
Krystal Biotech, Inc.* 1,900 137,902
Kymera Therapeutics, Inc.* 2,600 57,278
LianBio, ADR-KY* 25,534 58,473
Mersana Therapeutics, Inc.* 16,200 82,134
Neoleukin Therapeutics, Inc.* 90,100 91,001
Nuvalent, Inc., Class A*(a) 9,582 142,389
Olema Pharmaceuticals,
Inc.*(a) 22,400 112,448
Organogenesis Holdings, Inc.* 27,900 160,146
Puma Biotechnology, Inc.* 53,500 156,755
REGENXBIO, Inc.* 6,000 188,220
Relay Therapeutics, Inc.* 4,900 93,198
Rhythm Pharmaceuticals,
Inc.*(a) 12,100 152,460
Selecta Biosciences, Inc.* 44,000 69,960
SpringWorks Therapeutics,
Inc.* 3,200 95,616
Spruce Biosciences, Inc.* 24,568 45,451
Veracyte, Inc.* 3,900 102,726
Vir Biotechnology, Inc.* 4,500 125,145

2 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Biotechnology
Werewolf Therapeutics,
Inc.*(a) 20,200 92,112
Xencor, Inc.*(a) 3,100 88,939
Xilio Therapeutics, Inc.*(a) 36,632 104,767
5,162,674
Building Products 2.5%
Apogee Enterprises, Inc. 15,200 632,472
Griffon Corp.(a) 21,317 639,723
Resideo Technologies, Inc.* 29,200 657,292
UFP Industries, Inc. 5,330 491,479
2,420,966
Capital Markets 1.0%
Blucora, Inc.* 12,000 240,000
Jefferies Financial Group, Inc. 7,700 250,789
Trinity Capital, Inc. 139 2,047
Victory Capital Holdings, Inc.,
Class A 9,600 265,632
Virtu Financial, Inc., Class A 10,493 244,802
1,003,270
Chemicals 1.8%
AdvanSix, Inc. 8,900 349,681
Hawkins, Inc. 4,800 190,800
Livent Corp.*(a) 7,400 184,186
Minerals Technologies, Inc. 1,500 100,215
Orion Engineered Carbons SA 16,551 286,167
Trinseo plc 6,900 246,813
Tronox Holdings plc, Class A 25,700 401,177
1,759,039
Commercial Services & Supplies 2.2%
CECO Environmental Corp.* 46,733 362,181
Deluxe Corp. 12,300 309,222
Ennis, Inc. 11,000 240,350
KAR Auction Services, Inc.* 11,700 200,070
Matthews International Corp.,
Class A 21,000 586,950
MillerKnoll, Inc. 3,100 93,341
SP Plus Corp.* 8,400 287,784
2,079,898
Communications Equipment 0.7%
Aviat Networks, Inc.*(a) 9,105 267,505
CommScope Holding Co.,
Inc.* 21,700 195,951
DZS, Inc.* 5,563 104,251
Lantronix, Inc.* 12,000 86,520
PCTEL, Inc.* 13,999 64,535
718,762
Construction & Engineering 1 .7%
EMCOR Group, Inc.(a) 3,800 442,206
MDU Resources Group, Inc. 16,600 474,262
Northwest Pipe Co.* 7,700 241,395
Sterling Infrastructure, Inc.* 10,200 262,242
Valmont Industries, Inc. 800 217,184
1,637,289
Consumer Finance 1.5%
Bread Financial Holdings, Inc. 4,200 166,362
LendingClub Corp.* 26,400 365,640
Navient Corp. 33,400 550,098
Common Stocks
Shares Value ($)
Consumer Finance
OneMain Holdings, Inc.(a) 10,200 379,440
1,461,540
Containers & Packaging 1.4%
Graphic Packaging Holding
Co. 13,187 293,411
Greif, Inc., Class A 11,200 790,944
Pactiv Evergreen, Inc. 22,000 224,840
1,309,195
Diversified Consumer Services 1.3%
Carriage Services, Inc. 5,591 202,841
Graham Holdings Co., Class B 1,100 653,939
Lincoln Educational Services
Corp.* 34,900 252,676
Universal Technical Institute,
Inc.* 21,241 170,778
1,280,234
Diversified Financial Services 0.3%
A-Mark Precious Metals, Inc. 7,994 242,218
Electric Utilities 1.5%
IDACORP, Inc. 2,700 301,644
OGE Energy Corp. 2,300 94,484
Otter Tail Corp. 5,800 407,566
Portland General Electric Co. 13,100 672,554
1,476,248
Electrical Equipment 1.2%
Atkore, Inc.* 8,900 883,503
LSI Industries, Inc. 10,000 60,500
Preformed Line Products Co. 3,781 226,104
1,170,107
Electronic Equipment, Instruments & Components 2.8%
Avnet, Inc. 11,200 536,144
Bel Fuse, Inc., Class B 13,775 340,656
Belden, Inc. 5,300 343,016
Benchmark Electronics, Inc. 5,800 148,364
ePlus, Inc.* 8,300 461,231
Flex Ltd.* 34,400 577,920
Knowles Corp.* 9,927 196,058
Richardson Electronics Ltd. 9,000 140,670
2,744,059
Energy Equipment & Services 0.9%
Energy Services of America
Corp.*(a) 23,300 49,629
Helix Energy Solutions Group,
Inc.* 21,300 86,052
Nabors Industries Ltd.* 1,300 185,237
Profire Energy, Inc.* 10,900 12,753
Select Energy Services, Inc.,
Class A* 34,600 258,462
TETRA Technologies, Inc.* 68,771 301,217
893,350
Equity Real Estate Investment Trusts (REITs) 11.1%
Braemar Hotels & Resorts, Inc. 54,500 282,855
Brixmor Property Group, Inc. 32,510 753,582
Camden Property Trust 1,660 234,226
CareTrust REIT, Inc. 10,000 206,500
DiamondRock Hospitality Co.* 62,400 579,072

Nationwide Bailard Cognitive Value Fund - July 31, 2022 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
EastGroup Properties, Inc. 3,100 528,674
Essential Properties Realty
Trust, Inc. 20,900 504,108
Farmland Partners, Inc. 48,909 725,809
Hersha Hospitality Trust* 9,500 95,760
Independence Realty Trust,
Inc. 31,800 705,960
iStar, Inc. 37,800 631,638
Kite Realty Group Trust 24,700 491,283
LXP Industrial Trust 16,000 175,520
National Storage Affiliates
Trust 13,400 734,856
NexPoint Residential Trust,
Inc. 11,442 761,351
Omega Healthcare Investors,
Inc. 16,700 517,700
Physicians Realty Trust 13,100 232,787
PotlatchDeltic Corp. 13,800 676,614
Ryman Hospitality Properties,
Inc.* 3,298 292,005
Safehold, Inc. 13,500 575,640
Tanger Factory Outlet Centers,
Inc. 12,000 195,240
Uniti Group, Inc. 70,800 705,876
Xenia Hotels & Resorts, Inc.* 5,900 96,878
10,703,934
Food & Staples Retailing 0.7%
Chefs' Warehouse, Inc. (The)* 3,600 124,596
Grocery Outlet Holding Corp.* 5,354 228,723
SpartanNash Co.(a) 7,180 231,842
United Natural Foods, Inc.* 2,000 85,020
670,181
Food Products 1.3%
Ingredion, Inc. 8,100 736,938
Seneca Foods Corp., Class A* 5,501 313,117
Utz Brands, Inc. 11,400 191,748
1,241,803
Gas Utilities 0.8%
South Jersey Industries, Inc.
(a) 4,900 167,972
Southwest Gas Holdings, Inc. 3,700 321,752
UGI Corp. 6,100 263,276
753,000
Health Care Equipment & Supplies 0.7%
Co-Diagnostics, Inc.* 28,200 184,992
Figs, Inc., Class A*(a) 10,100 106,757
Sensus Healthcare, Inc.* 34,600 389,596
681,345
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.* 2,600 215,566
AMN Healthcare Services,
Inc.*(a) 4,400 494,736
Cross Country Healthcare,
Inc.* 12,640 333,190
Encompass Health Corp. 4,700 237,914
Option Care Health, Inc.* 6,600 221,760
Common Stocks
Shares Value ($)
Health Care Providers & Services
Premier, Inc., Class A 15,800 607,668
2,110,834
Health Care Technology 0.8%
Health Catalyst, Inc.* 6,000 100,440
NextGen Healthcare, Inc.* 32,500 556,400
Simulations Plus, Inc. 1,600 102,640
759,480
Hotels, Restaurants & Leisure 0.8%
Ark Restaurants Corp.(a) 4,949 98,683
Bloomin' Brands, Inc. 20,200 411,878
Bluegreen Vacations Holding
Corp. 8,800 231,264
741,825
Household Durables 1.7%
Bassett Furniture Industries,
Inc. 4,114 94,416
M/I Homes, Inc.* 4,000 184,040
Skyline Champion Corp.*(a) 3,631 229,842
Taylor Morrison Home Corp.,
Class A* 15,153 434,891
Toll Brothers, Inc.(a) 9,064 445,768
Tri Pointe Homes, Inc.* 15,333 283,967
1,672,924
Independent Power and Renewable Electricity Producers
1.5%
Atlantica Sustainable
Infrastructure plc 16,900 602,654
Clearway Energy, Inc., Class A 18,150 626,719
Ormat Technologies, Inc.(a) 2,300 199,042
1,428,415
Insurance 2.9%
Assured Guaranty Ltd. 12,800 747,392
Donegal Group, Inc., Class A 4,700 66,552
Investors Title Co. 1,961 292,189
James River Group Holdings
Ltd. 15,600 370,656
Lemonade, Inc.* 7,000 131,950
Reinsurance Group of
America, Inc. 2,000 231,560
RenaissanceRe Holdings Ltd. 1,700 219,827
Stewart Information Services
Corp. 11,600 633,940
Unum Group 3,200 103,008
2,797,074
Interactive Media & Services 0.6%
Bumble, Inc., Class A* 6,800 257,856
Zedge, Inc., Class B* 7,050 19,458
Ziff Davis, Inc.* 3,428 280,719
558,033
Internet & Direct Marketing Retail 0.6%
Liquidity Services, Inc.* 12,000 241,560
Overstock.com, Inc.* 3,400 98,600
ThredUp, Inc., Class A* 39,720 89,370
Vivid Seats, Inc., Class A(a) 12,300 102,828
532,358

4 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
IT Services 1.2%
ExlService Holdings, Inc.* 1,400 235,718
Information Services Group,
Inc.(a) 53,888 402,004
International Money Express,
Inc.* 8,600 206,744
Paysafe Ltd.*(a) 48,100 96,681
Perficient, Inc.* 1,900 200,488
1,141,635
Leisure Products 0.3%
JAKKS Pacific, Inc.* 14,431 323,110
Life Sciences Tools & Services 0.3%
Harvard Bioscience, Inc.* 13,254 49,835
Inotiv, Inc.*(a) 9,100 169,988
SomaLogic, Inc.* 17,700 89,385
309,208
Machinery 1.7%
Crane Holdings Co. 3,000 296,790
EnPro Industries, Inc. 2,500 233,700
Hillenbrand, Inc. 7,600 351,120
Luxfer Holdings plc(a) 6,000 98,040
Park-Ohio Holdings Corp. 2,404 42,671
Shyft Group, Inc. (The) 6,843 177,507
Terex Corp.(a) 6,200 207,762
Wabash National Corp. 15,500 279,930
1,687,520
Marine 1.1%
Eagle Bulk Shipping, Inc. 4,500 238,185
Genco Shipping & Trading Ltd. 17,000 327,760
Matson, Inc. 3,020 276,843
Pangaea Logistics Solutions
Ltd. 46,160 234,493
1,077,281
Media 1.2%
Gray Television, Inc. 10,000 185,700
Nexstar Media Group, Inc.,
Class A 1,100 207,207
TEGNA, Inc. 38,314 802,295
1,195,202
Metals & Mining 0.8%
Constellium SE* 6,400 93,632
Haynes International, Inc. 7,300 282,218
Olympic Steel, Inc.(a) 11,900 353,787
729,637
Mortgage Real Estate Investment Trusts (REITs) 1.7%
Arbor Realty Trust, Inc. 34,100 566,742
Ares Commercial Real Estate
Corp. 13,000 178,100
Granite Point Mortgage Trust,
Inc. 43,800 464,718
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 6,000 216,540
Ready Capital Corp. 13,800 191,958
1,618,058
Multiline Retail 0.3%
Macy's, Inc.(a) 17,700 312,405
Common Stocks
Shares Value ($)
Multi-Utilities 0.5%
Avista Corp. 5,300 223,978
NorthWestern Corp.(a) 4,500 249,525
473,503
Oil, Gas & Consumable Fuels 4.8%
Adams Resources & Energy,
Inc. 4,512 153,408
California Resources Corp. 9,436 423,299
CNX Resources Corp.* 34,276 591,946
Dorian LPG Ltd. 19,200 309,504
Earthstone Energy, Inc., Class
A*(a) 14,700 208,593
Golar LNG Ltd.* 10,100 225,937
Par Pacific Holdings, Inc.* 8,500 140,250
PDC Energy, Inc. 2,446 160,678
Range Resources Corp.* 7,000 231,490
REX American Resources
Corp.* 1,600 152,736
Riley Exploration Permian, Inc. 7,810 206,809
Scorpio Tankers, Inc. 5,900 227,799
SilverBow Resources, Inc.*(a) 9,415 425,464
SM Energy Co. 15,400 635,712
Talos Energy, Inc.* 26,300 498,385
Teekay Tankers Ltd., Class
A*(a) 2,700 56,349
4,648,359
Pharmaceuticals 1.3%
Amneal Pharmaceuticals, Inc.* 27,700 98,058
ANI Pharmaceuticals, Inc.*(a) 2,800 95,900
Assertio Holdings, Inc.* 31,700 123,630
Atea Pharmaceuticals, Inc.*(a) 6,000 49,200
Collegium Pharmaceutical,
Inc.* 9,600 165,024
Harrow Health, Inc.*(a) 14,837 99,705
Lannett Co., Inc.* 7,628 4,423
Lipocine, Inc.*(a) 79,883 60,192
Prestige Consumer
Healthcare, Inc.* 3,500 211,085
SIGA Technologies, Inc.(a) 13,100 225,189
Taro Pharmaceutical Industries
Ltd.* 3,500 124,915
Tarsus Pharmaceuticals, Inc.* 2,200 33,044
1,290,365
Professional Services 0.8%
Barrett Business Services, Inc. 2,900 236,611
DLH Holdings Corp.* 11,671 207,160
FTI Consulting, Inc.* 1,000 163,560
ICF International, Inc. 1,900 179,265
786,596
Real Estate Management & Development 0.9%
DigitalBridge Group, Inc.* 51,813 283,935
Newmark Group, Inc., Class A 48,424 552,034
835,969
Road & Rail 0.4%
TuSimple Holdings, Inc., Class
A*(a) 14,500 144,420

Nationwide Bailard Cognitive Value Fund - July 31, 2022 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Road & Rail
Universal Logistics Holdings,
Inc. 7,000 210,350
354,770
Semiconductors & Semiconductor Equipment 0.9%
Axcelis Technologies, Inc.*(a) 3,500 246,155
Diodes, Inc.* 2,721 221,408
Photronics, Inc.* 6,800 161,908
Power Integrations, Inc. 2,600 221,026
850,497
Software 2.3%
A10 Networks, Inc. 16,913 252,173
CoreCard Corp.*(a) 6,343 151,090
Dropbox, Inc., Class A* 27,700 629,898
NCR Corp.* 10,500 340,725
Progress Software Corp. 3,800 178,448
Sprout Social, Inc., Class A* 3,700 192,770
Xperi Holding Corp. 29,300 491,068
2,236,172
Specialty Retail 2.0%
Asbury Automotive Group,
Inc.*(a) 1,100 188,804
Caleres, Inc. 10,700 265,574
Cato Corp. (The), Class A 6,100 75,335
Container Store Group, Inc.
(The)* 19,400 144,724
Designer Brands, Inc., Class
A(a) 13,500 194,805
Envela Corp.* 18,900 125,685
Group 1 Automotive, Inc.(a) 1,100 194,612
Hibbett, Inc.(a) 3,100 145,452
J Jill, Inc.* 600 9,612
MarineMax, Inc.*(a) 6,100 249,124
Petco Health & Wellness Co.,
Inc.*(a) 10,500 146,160
Signet Jewelers Ltd.(a) 2,500 152,400
1,892,287
Technology Hardware, Storage & Peripherals 0.2%
Immersion Corp.* 32,760 185,094
Textiles, Apparel & Luxury Goods 0.3%
Crown Crafts, Inc. 19,469 127,327
Movado Group, Inc. 4,053 137,721
Vera Bradley, Inc.* 16,637 69,709
334,757
Thrifts & Mortgage Finance 2.6%
Essent Group Ltd. 7,827 326,856
Flagstar Bancorp, Inc. 20,401 840,521
Home Bancorp, Inc. 6,500 244,855
Radian Group, Inc. 18,400 411,608
Timberland Bancorp, Inc. 1,900 48,735
TrustCo Bank Corp. NY 18,300 614,148
2,486,723
Trading Companies & Distributors 2.9%
Air Lease Corp. 5,224 193,863
Applied Industrial
Technologies, Inc. 3,900 392,301
Beacon Roofing Supply, Inc.* 4,900 294,098
Hudson Technologies, Inc.*(a) 29,032 258,675
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Rush Enterprises, Inc., Class A 10,800 520,452
Veritiv Corp.* 2,100 260,442
WESCO International, Inc.* 7,235 924,922
2,844,753
Wireless Telecommunication Services 0.4%
United States Cellular Corp.* 13,900 407,131
Total Common Stocks
(cost $79,486,329) 96,108,506
Exchange Traded Funds 0.3%
Equity Funds  0.3%
iShares Micro-Cap ETF(a) 1,079 123,481
Vanguard Small-Cap Value
ETF 1,178 193,828
317,309
Total Exchange Traded Funds
(cost $332,351) 317,309
Repurchase Agreement 5.1%
Principal
Amount ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $4,977,140,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$5,076,683.(b) 4,976,211 4,976,211
Total Repurchase Agreement
(cost $4,976,211) 4,976,211
Total Investments
(cost $84,794,891) — 104.7% 101,402,026
Liabilities in excess of other assets — (4.7)% (4,571,550)
NET ASSETS — 100.0%
$ 96,830,476
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $7,675,240, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$4,976,211 and by $3,017,206 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.13%, and maturity dates ranging from 9/1/2022 –
5/15/2052, a total value of $7,993,417.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $4,976,211.
ADR American Depositary Receipt
ETF Exchange Traded Fund
KY Cayman Islands
REIT Real Estate Investment Trust

6 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bailard Cognitive Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bailard Cognitive Value Fund - July 31, 2022 (Unaudited) - Statement of Investments - 7
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 96,108,506 $ – $ – $ 96,108,506
Exchange Traded Funds 317,309 – – 317,309
Repurchase Agreement – 4,976,211 – 4,976,211
Total $ 96,425,815 $ 4,976,211 $ – $ 101,402,026
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bailard Technology & Science Fund
Common Stocks 99 .5%
Shares Value ($)
Biotechnology 0 .8%
Horizon Therapeutics plc* 13,510 1,120,925
Electronic Equipment, Instruments & Components 5 .0%
Insight Enterprises, Inc.*(a) 40,933 3,823,551
TE Connectivity Ltd. 20,915 2,796,963
6,620,514
Entertainment 0 .6%
Sea Ltd., ADR-SG*(a) 10,440 796,781
Health Care Equipment & Supplies 0 .9%
Hologic, Inc.* 16,150 1,152,787
Hotels, Restaurants & Leisure 0 .9%
Airbnb, Inc., Class A* 10,135 1,124,782
Household Durables 2 .6%
Sony Group Corp., ADR-JP 39,700 3,389,983
Interactive Media & Services 9 .3%
Alphabet, Inc., Class A* 72,160 8,393,651
Meta Platforms, Inc., Class A* 24,560 3,907,496
12,301,147
Internet & Direct Marketing Retail 3 .8%
Amazon.com, Inc.* 36,740 4,958,063
IT Services 9 .2%
Block, Inc., Class A*(a) 15,595 1,186,156
Fiserv, Inc.* 16,580 1,752,175
Paychex, Inc. 12,055 1,546,415
PayPal Holdings, Inc.* 7,693 665,675
Snowflake, Inc., Class A* 4,360 653,608
Twilio, Inc., Class A* 13,963 1,184,062
Visa, Inc., Class A(a) 24,580 5,213,664
12,201,755
Life Sciences Tools & Services 2 .3%
Danaher Corp. 10,200 2,972,994
Pharmaceuticals 1 .3%
Intra-Cellular Therapies,
Inc.*(a) 32,180 1,741,582
Professional Services 2 .3%
Booz Allen Hamilton Holding
Corp. 31,250 2,999,375
Road & Rail 0 .8%
Uber Technologies, Inc.* 46,050 1,079,873
Semiconductors & Semiconductor Equipment 22 .4%
KLA Corp. 14,940 5,730,087
Lam Research Corp. 7,725 3,866,440
NVIDIA Corp. 34,165 6,205,389
NXP Semiconductors NV 23,175 4,261,419
QUALCOMM, Inc. 40,595 5,888,711
Texas Instruments, Inc. 20,060 3,588,533
29,540,579
Software 32 .1%
Adobe, Inc.* 12,694 5,206,063
Cadence Design Systems,
Inc.* 19,640 3,654,611
Crowdstrike Holdings, Inc.,
Class A* 13,065 2,398,734
Dropbox, Inc., Class A*(a) 172,715 3,927,539
Elastic NV* 7,210 576,007
Common Stocks
Shares Value ($)
Software
HubSpot, Inc.* 4,350 1,339,800
Intuit, Inc. 7,000 3,193,190
Microsoft Corp. 53,060 14,896,064
Palo Alto Networks, Inc.*(a) 3,240 1,617,084
Paycom Software, Inc.* 6,160 2,035,818
RingCentral, Inc., Class A* 13,605 673,312
ServiceNow, Inc.* 4,450 1,987,637
Sprout Social, Inc., Class A* 5,785 301,399
Varonis Systems, Inc.* 21,140 537,590
42,344,848
Technology Hardware, Storage & Peripherals 5 .2%
Apple, Inc. 41,963 6,819,407
Total Common Stocks
(cost $56,519,861) 131,165,395
Repurchase Agreement 0 .3%
Principal
Amount ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $425,707,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$434,221.(b) 425,628 425,628
Total Repurchase Agreement
(cost $425,628) 425,628
Total Investments
(cost $56,945,489) — 99.8% 131,591,023
Other assets in excess of liabilities — 0.2% 280,587
NET ASSETS — 100.0%
$ 131,871,610
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $16,992,922, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $425,628 and by $16,906,960 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.00%, and maturity dates ranging from
9/6/2022 – 2/15/2052, a total value of $17,332,588.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $425,628.
ADR American Depositary Receipt
JP Japan
SG Singapore

Nationwide Bailard Technology & Science Fund - July 31, 2022 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bailard Technology & Science Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 131,165,395 $ – $ – $ 131,165,395
Repurchase Agreement – 425,628 – 425,628
Total $ 131,165,395 $ 425,628 $ – $ 131,591,023
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Diamond Hill Large Cap Concentrated Fund - July 31, 2022 (Unaudited) - Statement of Investments - 11
Common Stocks 97 .4%
Shares Value ($)
Automobiles 4 .5%
General Motors Co.* 28,876 1,047,044
Banks 9 .8%
Bank of America Corp. 30,816 1,041,889
Truist Financial Corp. 24,620 1,242,571
2,284,460
Beverages 5 .4%
PepsiCo, Inc. 7,224 1,263,911
Capital Markets 4 .8%
KKR & Co., Inc. 20,092 1,114,302
Health Care Equipment & Supplies 6 .5%
Abbott Laboratories 13,855 1,507,978
Health Care Providers & Services 3 .7%
Humana, Inc. 1,787 861,334
Household Durables 4 .5%
NVR, Inc.* 241 1,058,737
Insurance 8 .2%
American International Group,
Inc. 37,045 1,917,820
Interactive Media & Services 4 .8%
Alphabet, Inc., Class A* 9,540 1,109,693
Internet & Direct Marketing Retail 4 .6%
Amazon.com, Inc.* 7,880 1,063,406
Common Stocks
Shares Value ($)
Machinery 8 .0%
Caterpillar, Inc. 4,226 837,804
Parker-Hannifin Corp. 3,573 1,032,919
1,870,723
Metals & Mining 3 .7%
Freeport-McMoRan, Inc. 27,324 862,072
Oil, Gas & Consumable Fuels 6 .9%
ConocoPhillips 16,634 1,620,651
Pharmaceuticals 4 .3%
Pfizer, Inc. 19,972 1,008,786
Road & Rail 4 .0%
Union Pacific Corp. 4,123 937,158
Semiconductors & Semiconductor Equipment 5 .4%
Texas Instruments, Inc. 7,096 1,269,404
Software 4 .3%
Microsoft Corp. 3,541 994,100
Specialty Retail 4 .0%
Home Depot, Inc. (The) 3,060 920,876
Total Investments
(cost $18,895,589) — 97.4% 22,712,455
Other assets in excess of liabilities — 2.6% 615,948
NET ASSETS — 100.0%
$ 23,328,403
* Denotes a non-income producing security.

12 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Diamond Hill Large Cap Concentrated Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Diamond Hill Large Cap Concentrated Fund - July 31, 2022 (Unaudited) - Statement of Investments - 13
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 22,712,455 $ – $ – $ 22,712,455
Total $ 22,712,455 $ – $ – $ 22,712,455
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Fund
Common Stocks 98.6%
Shares Value ($)
Aerospace & Defense 2.0%
Boeing Co. (The)* 24,046 3,830,768
General Dynamics Corp. 25,537 5,788,472
Lockheed Martin Corp. 13,839 5,726,717
Raytheon Technologies Corp. 79,777 7,436,014
22,781,971
Air Freight & Logistics 0.6%
Expeditors International of
Washington, Inc. 8,641 918,106
FedEx Corp. 23,261 5,421,907
6,340,013
Airlines 0.4%
Southwest Airlines Co.* 124,383 4,741,480
Automobiles 1.3%
Ford Motor Co. 303,254 4,454,801
Tesla, Inc.* 12,055 10,746,430
15,201,231
Banks 0.6%
PNC Financial Services
Group, Inc. (The) 39,598 6,570,892
Beverages 1.8%
Constellation Brands, Inc.,
Class A 47,029 11,583,713
Monster Beverage Corp.* 85,558 8,523,288
20,107,001
Biotechnology 1.3%
Biogen, Inc.* 7,016 1,508,861
Horizon Therapeutics plc* 12,756 1,058,365
Incyte Corp.* 15,156 1,177,318
Moderna, Inc.*(a) 6,191 1,015,881
Regeneron Pharmaceuticals,
Inc.* 4,097 2,383,184
Seagen, Inc.* 14,264 2,567,235
Vertex Pharmaceuticals, Inc.* 17,499 4,906,895
14,617,739
Building Products 0.6%
Johnson Controls International
plc 121,259 6,537,073
Capital Markets 6.6%
Ares Management Corp. 196,779 14,099,215
Charles Schwab Corp. (The) 147,202 10,164,298
CME Group, Inc. 45,616 9,099,480
Goldman Sachs Group, Inc.
(The) 29,983 9,996,032
Morgan Stanley 187,775 15,829,433
S&P Global, Inc. 42,818 16,139,389
75,327,847
Chemicals 2.1%
Celanese Corp. 45,770 5,378,433
FMC Corp. 56,589 6,287,038
Linde plc 25,110 7,583,220
PPG Industries, Inc. 36,059 4,662,068
23,910,759
Commercial Services & Supplies 0.2%
Waste Connections, Inc. 15,223 2,030,291
Common Stocks
Shares Value ($)
Containers & Packaging 0.5%
Ball Corp.(a) 35,137 2,579,758
Crown Holdings, Inc. 26,985 2,743,835
5,323,593
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc.,
Class B* 23,033 6,923,720
Equitable Holdings, Inc. 306,697 8,719,395
15,643,115
Diversified Telecommunication Services 0.5%
AT&T, Inc. 274,893 5,162,491
Electric Utilities 3.6%
Constellation Energy Corp. 55,008 3,636,029
Duke Energy Corp. 107,426 11,809,340
Edison International 103,836 7,036,966
Exelon Corp. 176,943 8,226,080
FirstEnergy Corp. 234,590 9,641,649
40,350,064
Electrical Equipment 0.2%
Emerson Electric Co.(a) 30,561 2,752,629
Energy Equipment & Services 0.2%
Schlumberger NV 74,634 2,763,697
Entertainment 0.4%
Electronic Arts, Inc. 11,263 1,478,043
Roku, Inc.*(a) 49,978 3,274,559
4,752,602
Equity Real Estate Investment Trusts (REITs) 3.1%
American Tower Corp. 28,600 7,745,738
AvalonBay Communities, Inc. 20,210 4,323,727
Host Hotels & Resorts, Inc. 279,021 4,969,364
Prologis, Inc. 65,742 8,714,760
Welltower, Inc. 105,054 9,070,362
34,823,951
Food & Staples Retailing 2.4%
Sysco Corp. 326,051 27,681,730
Food Products 1.7%
Hershey Co. (The) 33,584 7,655,808
Mondelez International, Inc.,
Class A 187,294 11,994,308
19,650,116
Health Care Equipment & Supplies 2.7%
Align Technology, Inc.* 9,381 2,635,779
Baxter International, Inc. 70,997 4,164,684
Boston Scientific Corp.* 154,042 6,323,424
Dexcom, Inc.*(a) 21,477 1,762,832
Edwards Lifesciences Corp.* 42,868 4,309,949
Insulet Corp.*(a) 8,501 2,106,548
Stryker Corp. 27,444 5,893,599
Teleflex, Inc. 12,243 2,943,952
30,140,767
Health Care Providers & Services 3.7%
Centene Corp.* 58,250 5,415,502
Elevance Health, Inc. 13,269 6,330,640
HCA Healthcare, Inc. 22,703 4,822,571
Humana, Inc. 23,149 11,157,818

Nationwide Fund - July 31, 2022 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Health Care Providers & Services
Laboratory Corp. of America
Holdings 9,862 2,585,718
McKesson Corp. 11,096 3,790,172
UnitedHealth Group, Inc. 14,703 7,974,025
42,076,446
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A*(a) 103,803 11,520,057
Starbucks Corp. 115,233 9,769,454
21,289,511
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 38,307 851,181
Industrial Conglomerates 0.6%
Honeywell International, Inc. 33,078 6,366,192
Insurance 2.8%
American International Group,
Inc. 179,323 9,283,552
Chubb Ltd. 44,137 8,326,004
Hartford Financial Services
Group, Inc. (The) 66,699 4,300,085
Marsh & McLennan Cos., Inc. 44,312 7,265,395
MetLife, Inc. 46,106 2,916,204
32,091,240
Interactive Media & Services 6.1%
Alphabet, Inc., Class A* 380,071 44,209,859
Match Group, Inc.* 69,399 5,087,640
Meta Platforms, Inc., Class A* 124,299 19,775,971
69,073,470
Internet & Direct Marketing Retail 5.9%
Amazon.com, Inc.* 403,639 54,471,083
Etsy, Inc.*(a) 119,221 12,365,602
66,836,685
IT Services 3.3%
Block, Inc., Class A* 62,177 4,729,183
FleetCor Technologies, Inc.* 31,130 6,851,402
Global Payments, Inc. 88,933 10,878,284
GoDaddy, Inc., Class A* 43,426 3,221,341
Okta, Inc.* 4,246 418,019
PayPal Holdings, Inc.* 16,125 1,395,296
Snowflake, Inc., Class A*(a) 3,129 469,068
Visa, Inc., Class A 44,922 9,528,405
37,490,998
Life Sciences Tools & Services 2.1%
Agilent Technologies, Inc. 41,361 5,546,510
Danaher Corp. 44,441 12,953,218
Illumina, Inc.* 10,867 2,354,662
Waters Corp.* 7,033 2,560,223
23,414,613
Machinery 2.9%
Caterpillar, Inc. 22,177 4,396,590
Fortive Corp. 72,981 4,703,626
Ingersoll Rand, Inc. 129,554 6,451,789
PACCAR, Inc. 79,156 7,244,357
Common Stocks
Shares Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp. 105,378 9,849,682
32,646,044
Media 1.8%
Charter Communications, Inc.,
Class A*(a) 20,783 8,980,334
Omnicom Group, Inc. 161,879 11,305,630
20,285,964
Oil, Gas & Consumable Fuels 4.4%
ConocoPhillips 116,653 11,365,502
Marathon Petroleum Corp. 61,392 5,627,190
Pioneer Natural Resources
Co.(a) 15,562 3,687,416
Shell plc, ADR-NL 553,826 29,563,232
50,243,340
Pharmaceuticals 6.4%
AstraZeneca plc, ADR-UK 134,682 8,919,989
Bristol-Myers Squibb Co. 166,433 12,279,427
Eli Lilly & Co. 58,924 19,426,654
Novartis AG, ADR-CH 40,551 3,480,492
Pfizer, Inc. 375,422 18,962,565
Zoetis, Inc. 53,259 9,722,430
72,791,557
Professional Services 0.2%
Equifax, Inc. 13,605 2,842,221
Road & Rail 0.1%
Canadian Pacific Railway Ltd. 15,288 1,205,765
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc.* 99,080 9,360,088
Intel Corp. 37,448 1,359,737
KLA Corp. 15,988 6,132,037
Marvell Technology, Inc. 92,527 5,151,903
Micron Technology, Inc. 115,691 7,156,645
NVIDIA Corp. 21,192 3,849,103
ON Semiconductor Corp.*(a) 34,165 2,281,539
Teradyne, Inc. 50,011 5,045,610
Texas Instruments, Inc. 66,823 11,953,966
52,290,628
Software 8.6%
Adobe, Inc.* 7,540 3,092,305
Ceridian HCM Holding, Inc.*(a) 71,133 3,895,955
HashiCorp, Inc., Class A* 54,416 1,972,036
Microsoft Corp. 251,654 70,649,344
Palo Alto Networks, Inc.*(a) 2,805 1,399,976
Qualtrics International, Inc.,
Class A*(a) 48,939 623,972
Salesforce, Inc.* 43,417 7,989,596
SentinelOne, Inc., Class A*(a) 12,885 320,192
ServiceNow, Inc.* 9,676 4,321,882
UiPath, Inc., Class A* 40,755 747,039
Workday, Inc., Class A* 15,953 2,474,310
97,486,607
Specialty Retail 1.9%
TJX Cos., Inc. (The) 194,082 11,870,055
Ulta Beauty, Inc.* 25,492 9,914,094
21,784,149

16 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Fund
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc. 309,511 50,298,633
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc., Class B 9,900 1,137,708
Tobacco 1.1%
Philip Morris International, Inc. 123,854 12,032,416
Trading Companies & Distributors 0.1%
United Rentals, Inc.*(a) 3,840 1,239,053
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc.* 101,189 14,476,098
Total Common Stocks
(cost $823,610,679) 1,117,461,571
Repurchase Agreement 2.0%
Principal
Amount ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $22,200,806,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$22,644,822.(b) 22,196,662 22,196,662
Total Repurchase Agreement
(cost $22,196,662) 22,196,662
Total Investments
(cost $845,807,341) — 100.6% 1,139,658,233
Liabilities in excess of other assets — (0.6)% (6,418,547)
NET ASSETS — 100.0%
$ 1,133,239,686
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2022. The total value of securities on loan as of
July 31, 2022 was $33,504,904, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $22,196,662 and by $12,118,176 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 9/1/2022 – 5/15/2052, a total value of $34,314,838.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $22,196,662.
ADR American Depositary Receipt
CH Switzerland
NL Netherlands
REIT Real Estate Investment Trust
UK United Kingdom

Nationwide Fund - July 31, 2022 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,117,461,571 $ – $ – $ 1,117,461,571
Repurchase Agreement – 22,196,662 – 22,196,662
Total $ 1,117,461,571 $ 22,196,662 $ – $ 1,139,658,233
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2022 (Unaudited) - Statement of Investments - 19
Common Stocks 85.4%
Shares Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The)* 16,768 2,671,310
General Dynamics Corp. 6,860 1,554,956
Howmet Aerospace, Inc. 11,496 426,847
Huntington Ingalls Industries,
Inc. 1,240 268,882
L3Harris Technologies, Inc. 5,889 1,413,183
Lockheed Martin Corp. 7,148 2,957,914
Northrop Grumman Corp. 4,386 2,100,455
Raytheon Technologies Corp. 44,892 4,184,383
Textron, Inc. 6,645 436,178
TransDigm Group, Inc.*(a) 1,515 942,845
16,956,953
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 3,900 431,730
Expeditors International of
Washington, Inc. 5,150 547,188
FedEx Corp. 7,081 1,650,510
United Parcel Service, Inc.,
Class B 22,172 4,321,101
6,950,529
Airlines 0.2%
Alaska Air Group, Inc.* 4,033 178,783
American Airlines Group,
Inc.*(a) 19,487 267,167
Delta Air Lines, Inc.* 19,769 628,654
Southwest Airlines Co.* 18,217 694,432
United Airlines Holdings, Inc.* 9,893 363,568
2,132,604
Auto Components 0.1%
Aptiv plc* 8,197 859,783
BorgWarner, Inc. 6,403 246,260
1,106,043
Automobiles 2.1%
Ford Motor Co. 120,360 1,768,089
General Motors Co.* 44,623 1,618,030
Tesla, Inc.* 25,334 22,583,994
25,970,113
Banks 3.1%
Bank of America Corp. 214,041 7,236,726
Citigroup, Inc. 58,624 3,042,586
Citizens Financial Group, Inc. 14,388 546,312
Comerica, Inc. 4,162 323,679
Fifth Third Bancorp 20,162 687,927
First Republic Bank 5,519 897,996
Huntington Bancshares, Inc.
(a) 42,642 566,712
JPMorgan Chase & Co. 88,666 10,228,510
KeyCorp 27,305 499,682
M&T Bank Corp.(a) 5,513 978,282
PNC Financial Services
Group, Inc. (The) 12,446 2,065,289
Regions Financial Corp.(a) 27,884 590,583
Signature Bank 1,866 346,274
SVB Financial Group*(a) 1,798 725,583
Truist Financial Corp. 40,484 2,043,227
US Bancorp 41,262 1,947,566
Wells Fargo & Co. 114,427 5,019,913
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 4,591 250,439
37,997,286
Beverages 1.5%
Brown-Forman Corp., Class B 5,531 410,511
Coca-Cola Co. (The) 117,783 7,558,135
Constellation Brands, Inc.,
Class A 4,807 1,184,012
Keurig Dr Pepper, Inc. 22,232 861,268
Molson Coors Beverage Co.,
Class B 5,279 315,420
Monster Beverage Corp.* 11,458 1,141,446
PepsiCo, Inc. 41,742 7,303,180
18,773,972
Biotechnology 1.7%
AbbVie, Inc. 53,347 7,655,828
Amgen, Inc. 16,127 3,990,949
Biogen, Inc.* 4,476 962,608
Gilead Sciences, Inc. 38,389 2,293,743
Incyte Corp.* 5,720 444,330
Moderna , Inc.*(a) 10,289 1,688,322
Regeneron Pharmaceuticals,
Inc.* 3,218 1,871,878
Vertex Pharmaceuticals, Inc.* 7,683 2,154,390
21,062,048
Building Products 0.3%
A O Smith Corp. 3,973 251,372
Allegion plc 2,718 287,292
Carrier Global Corp. 25,100 1,017,303
Fortune Brands Home &
Security, Inc. 3,987 277,814
Johnson Controls International
plc 20,409 1,100,249
Masco Corp. 7,236 400,730
Trane Technologies plc 7,120 1,046,569
4,381,329
Capital Markets 2.5%
Ameriprise Financial, Inc. 3,214 867,523
Bank of New York Mellon
Corp. (The) 22,150 962,639
BlackRock, Inc.(a) 4,299 2,876,805
Cboe Global Markets, Inc. 3,036 374,582
Charles Schwab Corp. (The) 45,530 3,143,847
CME Group, Inc. 10,776 2,149,596
FactSet Research Systems,
Inc. 1,154 495,851
Franklin Resources, Inc.(a) 8,409 230,827
Goldman Sachs Group, Inc.
(The) 10,324 3,441,918
Intercontinental Exchange, Inc. 17,129 1,746,987
Invesco Ltd. 10,252 181,870
MarketAxess Holdings, Inc. 1,192 322,770
Moody's Corp. 4,760 1,476,790
Morgan Stanley 42,247 3,561,422
MSCI, Inc.(a) 2,476 1,191,798
Nasdaq, Inc. 3,477 628,989
Northern Trust Corp. 6,453 643,880
Raymond James Financial,
Inc. 5,852 576,246

20 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc. 10,479 3,949,849
State Street Corp. 11,246 798,916
T. Rowe Price Group, Inc. 6,980 861,821
30,484,926
Chemicals 1.5%
Air Products & Chemicals, Inc. 6,684 1,659,169
Albemarle Corp.(a) 3,599 879,272
Celanese Corp. 3,447 405,057
CF Industries Holdings, Inc. 6,418 612,855
Corteva , Inc. 21,359 1,229,210
Dow, Inc. 22,157 1,178,974
DuPont de Nemours, Inc. 15,000 918,450
Eastman Chemical Co. 3,747 359,450
Ecolab, Inc. 7,398 1,221,928
FMC Corp. 3,535 392,739
International Flavors &
Fragrances, Inc. 7,786 965,853
Linde plc(a) 15,194 4,588,588
LyondellBasell Industries NV,
Class A 7,767 692,195
Mosaic Co. (The) 11,093 584,157
PPG Industries, Inc. 6,962 900,117
Sherwin-Williams Co. (The)(a) 7,297 1,765,436
18,353,450
Commercial Services & Supplies 0.4%
Cintas Corp. 2,660 1,131,803
Copart , Inc.* 6,565 840,977
Republic Services, Inc. 6,092 844,717
Rollins, Inc.(a) 6,796 262,122
Waste Management, Inc. 11,683 1,922,554
5,002,173
Communications Equipment 0.7%
Arista Networks, Inc.* 6,931 808,362
Cisco Systems, Inc. 125,410 5,689,852
F5, Inc.* 1,641 274,638
Juniper Networks, Inc. 9,082 254,568
Motorola Solutions, Inc. 4,979 1,187,940
8,215,360
Construction & Engineering 0.0%
†
Quanta Services, Inc.(a) 4,379 607,499
Construction Materials 0.1%
Martin Marietta Materials, Inc.
(a) 1,930 679,514
Vulcan Materials Co. 3,800 628,254
1,307,768
Consumer Finance 0.4%
American Express Co. 18,415 2,836,278
Capital One Financial Corp. 12,033 1,321,585
Discover Financial Services 8,441 852,541
Synchrony Financial(a) 15,346 513,784
5,524,188
Containers & Packaging 0.3%
Amcor plc 43,310 560,865
Avery Dennison Corp. 2,514 478,816
Ball Corp.(a) 9,695 711,807
International Paper Co. 11,237 480,607
Packaging Corp. of America 2,900 407,769
Common Stocks
Shares Value ($)
Containers & Packaging
Sealed Air Corp. 4,228 258,415
Westrock Co. 7,959 337,143
3,235,422
Distributors 0.1%
Genuine Parts Co. 4,365 667,278
LKQ Corp. 8,116 445,081
Pool Corp. 1,136 406,347
1,518,706
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc.,
Class B* 54,617 16,417,870
Diversified Telecommunication Services 0.8%
AT&T, Inc. 216,122 4,058,771
Lumen Technologies, Inc. 29,735 323,814
Verizon Communications, Inc. 126,783 5,856,107
10,238,692
Electric Utilities 1.6%
Alliant Energy Corp. 7,672 467,455
American Electric Power Co.,
Inc. 15,715 1,548,870
Constellation Energy Corp. 9,933 656,571
Duke Energy Corp. 23,493 2,582,585
Edison International 11,022 746,961
Entergy Corp. 6,240 718,411
Evergy , Inc. 7,179 490,039
Eversource Energy 10,420 919,252
Exelon Corp. 29,097 1,352,720
FirstEnergy Corp. 17,683 726,771
NextEra Energy, Inc.(a) 59,306 5,010,764
NRG Energy, Inc.(a) 7,397 279,237
Pinnacle West Capital Corp. 3,353 246,345
PPL Corp. 21,294 619,230
Southern Co. (The) 31,847 2,448,716
Xcel Energy, Inc. 16,520 1,208,934
20,022,861
Electrical Equipment 0.5%
AMETEK, Inc. 7,071 873,269
Eaton Corp. plc 11,990 1,779,196
Emerson Electric Co. 18,130 1,632,969
Generac Holdings, Inc.*(a) 1,813 486,428
Rockwell Automation, Inc.(a) 3,523 899,351
5,671,213
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 17,691 1,364,507
CDW Corp. 4,153 753,894
Corning, Inc.(a) 23,237 854,192
Keysight Technologies, Inc.* 5,562 904,381
TE Connectivity Ltd. 9,856 1,318,043
Teledyne Technologies, Inc.* 1,405 549,917
Trimble, Inc.* 7,681 533,292
Zebra Technologies Corp.,
Class A* 1,614 577,312
6,855,538
Energy Equipment & Services 0.2%
Baker Hughes Co.(a) 28,799 739,846
Halliburton Co. 27,493 805,545

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2022 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 43,161 1,598,252
3,143,643
Entertainment 1.1%
Activision Blizzard, Inc. 23,856 1,907,287
Electronic Arts, Inc. 8,603 1,128,972
Live Nation Entertainment,
Inc.*(a) 4,134 388,555
Netflix, Inc.* 13,408 3,015,459
Take-Two Interactive Software,
Inc.* 4,828 640,820
Walt Disney Co. (The)* 54,989 5,834,333
Warner Bros Discovery, Inc.* 64,976 974,640
13,890,066
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate
Equities, Inc. 4,534 751,647
American Tower Corp. 14,029 3,799,474
AvalonBay Communities, Inc. 4,088 874,587
Boston Properties, Inc. 4,407 401,742
Camden Property Trust 3,214 453,495
Crown Castle International
Corp. 13,073 2,361,768
Digital Realty Trust, Inc. 8,721 1,155,097
Duke Realty Corp. 11,822 739,584
Equinix , Inc. 2,723 1,916,284
Equity Residential 10,029 786,173
Essex Property Trust, Inc. 2,019 578,504
Extra Space Storage, Inc. 4,053 768,125
Federal Realty OP LP 2,257 238,362
Healthpeak Properties, Inc. 16,737 462,443
Host Hotels & Resorts, Inc. 21,740 387,189
Iron Mountain, Inc. 8,860 429,621
Kimco Realty Corp. 18,848 416,729
Mid-America Apartment
Communities, Inc. 3,427 636,497
Prologis, Inc. 22,348 2,962,451
Public Storage 4,678 1,526,946
Realty Income Corp. 18,423 1,363,118
Regency Centers Corp. 4,666 300,630
SBA Communications Corp. 3,192 1,071,842
Simon Property Group, Inc. 9,608 1,043,813
UDR, Inc. 9,280 449,152
Ventas, Inc. 12,205 656,385
VICI Properties, Inc. 29,315 1,002,280
Vornado Realty Trust 4,796 145,750
Welltower , Inc. 13,906 1,200,644
Weyerhaeuser Co. 22,864 830,421
29,710,753
Food & Staples Retailing 1.3%
Costco Wholesale Corp. 13,380 7,242,594
Kroger Co. (The) 20,068 931,958
Sysco Corp. 15,566 1,321,553
Walgreens Boots Alliance, Inc. 21,775 862,726
Walmart, Inc. 42,383 5,596,675
15,955,506
Food Products 0.9%
Archer-Daniels-Midland Co. 16,698 1,382,093
Campbell Soup Co. 6,550 323,243
Common Stocks
Shares Value ($)
Food Products
Conagra Brands, Inc. 15,063 515,305
General Mills, Inc.(a) 18,458 1,380,474
Hershey Co. (The) 4,268 972,933
Hormel Foods Corp.(a) 7,973 393,388
J M Smucker Co. (The) 3,414 451,740
Kellogg Co.(a) 7,734 571,697
Kraft Heinz Co. (The) 21,489 791,440
Lamb Weston Holdings, Inc. 4,422 352,257
McCormick & Co., Inc. (Non-
Voting)(a) 7,519 656,785
Mondelez International, Inc.,
Class A 41,662 2,668,034
Tyson Foods, Inc., Class A 8,985 790,770
11,250,159
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,149 503,647
Health Care Equipment & Supplies 2.3%
Abbott Laboratories 52,859 5,753,174
ABIOMED, Inc.* 1,378 403,768
Align Technology, Inc.* 2,172 610,267
Baxter International, Inc. 15,434 905,358
Becton Dickinson and Co. 8,535 2,085,186
Boston Scientific Corp.* 43,130 1,770,487
Cooper Cos., Inc. (The) 1,408 460,416
Dentsply Sirona, Inc. 6,564 237,354
Dexcom , Inc.*(a) 12,016 986,273
Edwards Lifesciences Corp.* 18,543 1,864,313
Hologic , Inc.*(a) 7,746 552,909
IDEXX Laboratories, Inc.* 2,485 991,962
Intuitive Surgical, Inc.* 10,778 2,480,772
Medtronic plc 40,500 3,747,060
ResMed , Inc. 4,439 1,067,668
STERIS plc 2,967 669,504
Stryker Corp. 10,233 2,197,537
Teleflex, Inc. 1,405 337,846
Zimmer Biomet Holdings, Inc. 6,389 705,282
27,827,136
Health Care Providers & Services 2.9%
AmerisourceBergen Corp. 4,522 659,895
Cardinal Health, Inc.(a) 8,064 480,292
Centene Corp.* 17,584 1,634,784
Cigna Corp. 9,720 2,676,499
CVS Health Corp. 39,587 3,787,684
DaVita, Inc.* 2,051 172,612
Elevance Health, Inc. 7,278 3,472,334
HCA Healthcare, Inc. 6,962 1,478,868
Henry Schein, Inc.* 4,203 331,323
Humana, Inc. 3,778 1,820,996
Laboratory Corp. of America
Holdings 2,844 745,668
McKesson Corp. 4,388 1,498,853
Molina Healthcare, Inc.* 1,736 568,922
Quest Diagnostics, Inc. 3,630 495,749
UnitedHealth Group, Inc. 28,322 15,360,154
Universal Health Services,
Inc., Class B 2,023 227,527
35,412,160

22 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1.6%
Booking Holdings, Inc.* 1,226 2,373,156
Caesars Entertainment,
Inc.*(a) 6,619 302,422
Carnival Corp.*(a) 25,948 235,089
Chipotle Mexican Grill, Inc.* 833 1,302,995
Darden Restaurants, Inc.(a) 3,801 473,186
Domino's Pizza, Inc. 1,041 408,187
Expedia Group, Inc.* 4,542 481,679
Hilton Worldwide Holdings,
Inc. 8,359 1,070,537
Las Vegas Sands Corp.* 10,450 393,860
Marriott International, Inc.,
Class A 8,386 1,331,865
McDonald's Corp. 22,326 5,879,999
MGM Resorts International(a) 11,050 361,667
Norwegian Cruise Line
Holdings Ltd.*(a) 12,287 149,287
Penn National Gaming,
Inc.*(a) 5,030 173,786
Royal Caribbean Cruises
Ltd.*(a) 7,095 274,647
Starbucks Corp. 34,488 2,923,893
Wynn Resorts Ltd.*(a) 3,064 194,503
Yum! Brands, Inc. 8,680 1,063,647
19,394,405
Household Durables 0.3%
DR Horton, Inc.(a) 9,525 743,236
Garmin Ltd. 4,644 453,347
Lennar Corp., Class A(a) 7,766 660,110
Mohawk Industries, Inc.*(a) 1,568 201,457
Newell Brands, Inc. 11,161 225,564
NVR, Inc.* 93 408,558
PulteGroup, Inc. 7,113 310,269
Whirlpool Corp. 1,785 308,573
3,311,114
Household Products 1.2%
Church & Dwight Co., Inc. 7,083 623,092
Clorox Co. (The)(a) 3,817 541,403
Colgate-Palmolive Co. 25,591 2,015,035
Kimberly-Clark Corp. 10,306 1,358,228
Procter & Gamble Co. (The) 72,432 10,061,529
14,599,287
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 20,411 453,532
Industrial Conglomerates 0.7%
3M Co. 17,072 2,445,393
General Electric Co. 33,116 2,447,604
Honeywell International, Inc. 20,551 3,955,245
8,848,242
Insurance 1.7%
Aflac, Inc. 17,770 1,018,221
Allstate Corp. (The) 8,402 982,782
American International Group,
Inc. 24,229 1,254,335
Aon plc, Class A 6,355 1,849,559
Arthur J Gallagher & Co.(a) 6,449 1,154,307
Assurant, Inc.(a) 1,698 298,474
Common Stocks
Shares Value ($)
Insurance
Brown & Brown, Inc. 7,139 464,749
Chubb Ltd. 12,982 2,448,924
Cincinnati Financial Corp.(a) 4,554 443,286
Everest Re Group Ltd. 1,227 320,676
Globe Life, Inc. 2,745 276,504
Hartford Financial Services
Group, Inc. (The) 10,116 652,179
Lincoln National Corp. 4,453 228,617
Loews Corp. 5,429 316,239
Marsh & McLennan Cos., Inc. 15,075 2,471,697
MetLife, Inc. 20,867 1,319,838
Principal Financial Group, Inc.
(a) 7,133 477,483
Progressive Corp. (The) 17,469 2,009,983
Prudential Financial, Inc. 11,303 1,130,187
Travelers Cos., Inc. (The)(a) 7,068 1,121,692
W R Berkley Corp. 6,051 378,369
Willis Towers Watson plc(a) 3,440 711,874
21,329,975
Interactive Media & Services 4.3%
Alphabet, Inc., Class A* 181,595 21,123,130
Alphabet, Inc., Class C* 166,504 19,421,027
Match Group, Inc.* 8,610 631,199
Meta Platforms, Inc., Class A* 69,239 11,015,925
Twitter, Inc.* 22,180 922,910
53,114,191
Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.* 264,152 35,647,312
eBay, Inc. 17,187 835,804
Etsy, Inc.*(a) 3,560 369,243
36,852,359
IT Services 3.8%
Accenture plc, Class A 19,122 5,856,304
Akamai Technologies, Inc.*(a) 4,801 461,952
Automatic Data Processing,
Inc. 12,611 3,040,764
Broadridge Financial
Solutions, Inc. 3,537 567,865
Cognizant Technology
Solutions Corp., Class A 15,251 1,036,458
DXC Technology Co.* 7,434 234,915
EPAM Systems, Inc.* 1,753 612,235
Fidelity National Information
Services, Inc. 18,633 1,903,547
Fiserv, Inc.* 17,330 1,831,435
FleetCor Technologies, Inc.* 2,396 527,336
Gartner, Inc.* 2,433 645,913
Global Payments, Inc. 8,651 1,058,190
International Business
Machines Corp. 27,153 3,551,341
Jack Henry & Associates, Inc. 2,244 466,236
Mastercard , Inc., Class A 25,926 9,172,360
Paychex, Inc. 9,519 1,221,097
PayPal Holdings, Inc.* 34,742 3,006,225
VeriSign, Inc.* 2,933 554,806
Visa, Inc., Class A(a) 49,682 10,538,049
46,287,028

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2022 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 4,209 331,333
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc. 8,867 1,189,065
Bio-Rad Laboratories, Inc.,
Class A* 646 363,866
Bio- Techne Corp. 1,198 461,565
Charles River Laboratories
International, Inc.* 1,435 359,525
Danaher Corp. 19,535 5,693,866
Illumina, Inc.* 4,815 1,043,314
IQVIA Holdings, Inc.* 5,628 1,352,240
Mettler -Toledo International,
Inc.* 692 934,013
PerkinElmer, Inc. 3,798 581,740
Thermo Fisher Scientific, Inc. 11,818 7,072,009
Waters Corp.* 1,837 668,723
West Pharmaceutical
Services, Inc.(a) 2,260 776,446
20,496,372
Machinery 1.4%
Caterpillar, Inc. 16,102 3,192,221
Cummins, Inc. 4,260 942,781
Deere & Co. 8,425 2,891,291
Dover Corp. 4,450 594,876
Fortive Corp. 10,945 705,405
IDEX Corp. 2,295 479,081
Illinois Tool Works, Inc. 8,647 1,796,501
Ingersoll Rand, Inc. 12,346 614,831
Nordson Corp. 1,532 353,877
Otis Worldwide Corp. 12,927 1,010,504
PACCAR, Inc. 10,611 971,119
Parker-Hannifin Corp. 3,770 1,089,869
Pentair plc 5,042 246,503
Snap-on, Inc. 1,611 360,944
Stanley Black & Decker, Inc. 4,639 451,514
Westinghouse Air Brake
Technologies Corp. 5,563 519,974
Xylem, Inc. 5,493 505,521
16,726,812
Media 0.7%
Charter Communications, Inc.,
Class A*(a) 3,549 1,533,523
Comcast Corp., Class A(a) 134,962 5,063,774
DISH Network Corp., Class
A*(a) 8,148 141,531
Fox Corp., Class A 8,551 283,124
Fox Corp., Class B 3,745 115,720
Interpublic Group of Cos., Inc.
(The) 11,877 354,766
News Corp., Class A 11,435 195,996
News Corp., Class B(a) 2,975 51,408
Omnicom Group, Inc. 6,359 444,112
Paramount Global, Class B(a) 18,832 445,377
8,629,331
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 44,354 1,399,369
Newmont Corp. 24,380 1,103,926
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp.(a) 8,135 1,104,733
3,608,028
Multiline Retail 0.4%
Dollar General Corp. 6,907 1,715,906
Dollar Tree, Inc.* 6,916 1,143,630
Target Corp. 13,863 2,264,937
5,124,473
Multi-Utilities 0.8%
Ameren Corp. 7,982 743,284
CenterPoint Energy, Inc. 18,175 575,966
CMS Energy Corp. 8,271 568,466
Consolidated Edison, Inc. 10,767 1,068,840
Dominion Energy, Inc. 24,491 2,007,772
DTE Energy Co. 5,802 756,001
NiSource, Inc. 12,280 373,312
Public Service Enterprise
Group, Inc. 14,850 975,199
Sempra Energy 9,619 1,594,830
WEC Energy Group, Inc. 9,689 1,005,815
9,669,485
Oil, Gas & Consumable Fuels 3.5%
APA Corp. 9,836 365,604
Chevron Corp. 59,316 9,714,774
ConocoPhillips 39,048 3,804,447
Coterra Energy, Inc.(a) 24,525 750,220
Devon Energy Corp. 18,696 1,175,044
Diamondback Energy, Inc. 5,007 640,996
EOG Resources, Inc. 17,435 1,939,121
Exxon Mobil Corp. 127,172 12,326,782
Hess Corp. 8,448 950,147
Kinder Morgan, Inc.(a) 59,358 1,067,850
Marathon Oil Corp. 21,063 522,362
Marathon Petroleum Corp. 16,533 1,515,415
Occidental Petroleum Corp.(a) 27,104 1,782,088
ONEOK, Inc.(a) 13,661 816,108
Phillips 66 14,124 1,257,036
Pioneer Natural Resources
Co.(a) 6,873 1,628,557
Valero Energy Corp. 12,036 1,333,228
Williams Cos., Inc. (The)(a) 37,235 1,269,341
42,859,120
Personal Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 6,907 1,886,302
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co. 64,274 4,742,136
Catalent , Inc.* 5,469 618,544
Eli Lilly & Co. 23,808 7,849,260
Johnson & Johnson 79,439 13,863,694
Merck & Co., Inc. 76,342 6,820,394
Organon & Co. 8,181 259,501
Pfizer, Inc. 169,387 8,555,737
Viatris , Inc. 38,008 368,298
Zoetis, Inc. 14,134 2,580,162
45,657,726
Professional Services 0.3%
Equifax, Inc. 3,754 784,248

24 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Professional Services
Jacobs Engineering Group,
Inc. 3,928 539,315
Leidos Holdings, Inc. 4,172 446,404
Nielsen Holdings plc 10,677 255,714
Robert Half International, Inc. 3,387 268,047
Verisk Analytics, Inc. 4,860 924,615
3,218,343
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 9,518 814,931
Road & Rail 0.8%
CSX Corp. 65,085 2,104,198
JB Hunt Transport Services,
Inc. 2,530 463,673
Norfolk Southern Corp. 7,137 1,792,600
Old Dominion Freight Line,
Inc.(a) 2,694 817,656
Union Pacific Corp. 18,959 4,309,381
9,487,508
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.* 48,921 4,621,567
Analog Devices, Inc. 15,723 2,703,727
Applied Materials, Inc. 26,669 2,826,381
Broadcom, Inc. 12,326 6,600,326
Enphase Energy, Inc.* 4,133 1,174,516
Intel Corp. 123,442 4,482,179
KLA Corp. 4,451 1,707,136
Lam Research Corp. 4,231 2,117,658
Microchip Technology, Inc. 17,007 1,171,102
Micron Technology, Inc. 34,090 2,108,807
Monolithic Power Systems,
Inc. 1,333 619,472
NVIDIA Corp. 75,593 13,729,957
NXP Semiconductors NV 8,011 1,473,063
ON Semiconductor Corp.*(a) 13,126 876,554
Qorvo , Inc.* 3,318 345,304
QUALCOMM, Inc. 33,812 4,904,769
Skyworks Solutions, Inc. 4,938 537,649
SolarEdge Technologies, Inc.* 1,691 608,980
Teradyne, Inc.(a) 4,910 495,370
Texas Instruments, Inc. 27,838 4,979,940
58,084,457
Software 7.7%
Adobe, Inc.* 14,264 5,849,952
ANSYS, Inc.* 2,540 708,635
Autodesk, Inc.* 6,432 1,391,370
Cadence Design Systems,
Inc.* 8,221 1,529,764
Ceridian HCM Holding, Inc.* 4,324 236,826
Citrix Systems, Inc. 3,479 352,805
Fortinet, Inc.* 20,380 1,215,667
Intuit, Inc. 8,538 3,894,779
Microsoft Corp. 225,784 63,386,600
NortonLifeLock , Inc. 17,877 438,523
Oracle Corp. 47,524 3,699,268
Paycom Software, Inc.* 1,460 482,515
PTC, Inc.* 3,228 398,271
Roper Technologies, Inc. 3,158 1,379,004
Salesforce, Inc.* 29,993 5,519,312
Common Stocks
Shares Value ($)
Software
ServiceNow , Inc.* 6,032 2,694,253
Synopsys, Inc.* 4,586 1,685,355
Tyler Technologies, Inc.* 1,264 504,336
95,367,235
Specialty Retail 1.8%
Advance Auto Parts, Inc. 1,779 344,450
AutoZone, Inc.* 599 1,280,297
Bath & Body Works, Inc. 7,296 259,300
Best Buy Co., Inc. 6,180 475,798
CarMax, Inc.*(a) 4,900 487,746
Home Depot, Inc. (The) 31,196 9,388,124
Lowe's Cos., Inc. 19,959 3,822,747
O'Reilly Automotive, Inc.* 2,007 1,412,105
Ross Stores, Inc. 10,658 866,069
TJX Cos., Inc. (The) 35,973 2,200,109
Tractor Supply Co. 3,223 617,140
Ulta Beauty, Inc.* 1,581 614,867
21,768,752
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc. 464,182 75,434,217
Hewlett Packard Enterprise
Co.(a) 36,913 525,641
HP, Inc.(a) 32,157 1,073,722
NetApp, Inc. 6,818 486,328
Seagate Technology Holdings
plc 6,110 488,678
Western Digital Corp.* 9,626 472,637
78,481,223
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B 38,302 4,401,666
PVH Corp. 1,983 122,787
Ralph Lauren Corp.(a) 1,349 133,052
Tapestry, Inc. 7,406 249,064
VF Corp. 9,952 444,655
5,351,224
Tobacco 0.6%
Altria Group, Inc. 54,610 2,395,195
Philip Morris International, Inc. 46,796 4,546,231
6,941,426
Trading Companies & Distributors 0.2%
Fastenal Co. 17,417 894,537
United Rentals, Inc.*(a) 2,171 700,517
WW Grainger, Inc. 1,326 720,721
2,315,775
Water Utilities 0.1%
American Water Works Co.,
Inc. 5,460 848,702
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 17,673 2,528,299
Total Common Stocks
(cost $656,778,790) 1,050,866,603

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2022 (Unaudited) - Statement of Investments - 25
Purchased Option 0.2%
Number of
Contracts Value ($)
Call Option 0.2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
9/16/2022 at USD 4,175.00,
American Style
Notional Amount: USD
124,734,758
Exchange Traded
*
604 2,838,800
Total Purchased Option
(cost $2,483,565) 2,838,800
Short-Term Investments 7.9%
Shares
U.S. Treasury Obligation 7.9%
U.S. Treasury Bills
1.37% 12/1/2022 88,155,000 87,382,738
1.30% 9/15/2022(b) 10,496,000 10,468,333
Total U.S. Treasury
Obligation
(cost $98,226,239) 97,851,071
Total Short-Term Investment
(cost $98,226,239) 97,851,071
Repurchase Agreement 2.4%
Principal
Amount ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $29,191,385,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$29,775,212.(c) 29,185,936 29,185,936
Total Repurchase Agreement
(cost $29,185,936) 29,185,936
Total Investments
(cost $786,674,530) — 95.9% 1,180,742,410
Other assets in excess of liabilities — 4.1% 50,030,210
NET ASSETS — 100.0%
$ 1,230,772,620
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2022. The total value of securities on loan as of
July 31, 2022 was $57,833,399, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $29,185,936 and by $29,594,609 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.00%, and maturity
dates ranging from 9/6/2022 – 2/15/2052, a total value of
$58,780,545.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $29,185,936.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

26 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 635 9/2022 USD 131,238,625 7,333,055
U.S. Treasury Long Bond 724 9/2022 USD 104,256,000 2,339,077
Net contracts 9,672,132
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2022 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

28 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,050,866,603 $ – $ – $ 1,050,866,603
Futures Contracts 9,672,132 – – 9,672,132
Purchased Option 2,838,800 – – 2,838,800
Repurchase Agreement – 29,185,936 – 29,185,936
Short-Term Investments – 97,851,071 – 97,851,071
Total $ 1,063,377,535 $ 127,037,007 $ – $ 1,190,414,542

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2022 (Unaudited) - Statement of Investments - 29
as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,838,800
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 7,333,055
Interest rate risk Unrealized appreciation from futures contracts 2,339,077
Total $ 12,510,932
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 98 .3%
Shares Value ($)
Aerospace & Defense 4 .4%
Axon Enterprise, Inc.* 56,803 6,259,122
HEICO Corp., Class A 45,073 5,754,921
12,014,043
Banks 1 .9%
Signature Bank 28,394 5,269,075
Building Products 4 .3%
Advanced Drainage Systems,
Inc. 85,001 10,081,118
Fortune Brands Home &
Security, Inc. 25,176 1,754,264
11,835,382
Capital Markets 3 .7%
Intercontinental Exchange, Inc. 55,026 5,612,102
Raymond James Financial,
Inc. 45,016 4,432,725
10,044,827
Commercial Services & Supplies 3 .8%
Copart, Inc.* 81,660 10,460,646
Distributors 3 .4%
Pool Corp. 25,860 9,250,122
Electrical Equipment 2 .5%
Generac Holdings, Inc.*(a) 25,448 6,827,698
Electronic Equipment, Instruments & Components 9 .1%
Amphenol Corp., Class A 114,697 8,846,580
Cognex Corp. 35,786 1,824,370
Keysight Technologies, Inc.* 63,429 10,313,555
Trimble, Inc.* 56,439 3,918,560
24,903,065
Food Products 0 .4%
Freshpet, Inc.*(a) 19,688 1,052,127
Health Care Equipment & Supplies 8 .9%
ABIOMED, Inc.* 18,239 5,344,209
Align Technology, Inc.* 9,412 2,644,490
Cooper Cos., Inc. (The) 7,066 2,310,582
IDEXX Laboratories, Inc.* 16,783 6,699,438
STERIS plc 32,847 7,411,926
24,410,645
Health Care Providers & Services 0 .3%
HealthEquity, Inc.* 16,908 983,538
Household Products 1 .6%
Church & Dwight Co., Inc. 48,686 4,282,907
Internet & Direct Marketing Retail 0 .8%
Etsy, Inc.*(a) 21,689 2,249,583
IT Services 12 .3%
Broadridge Financial
Solutions, Inc. 37,149 5,964,272
EPAM Systems, Inc.* 18,044 6,301,867
Fiserv, Inc.* 61,499 6,499,214
Gartner, Inc.* 25,879 6,870,357
Global Payments, Inc. 42,437 5,190,894
SS&C Technologies Holdings,
Inc. 32,177 1,903,913
Twilio, Inc., Class A* 9,708 823,239
33,553,756
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 2 .9%
Charles River Laboratories
International, Inc.*(a) 4,972 1,245,685
Repligen Corp.* 31,417 6,703,131
7,948,816
Machinery 2 .6%
IDEX Corp. 33,720 7,039,050
Pharmaceuticals 2 .6%
Catalent, Inc.* 63,111 7,137,854
Professional Services 5 .0%
CoStar Group, Inc.* 103,029 7,478,875
Verisk Analytics, Inc. 32,145 6,115,586
13,594,461
Road & Rail 0 .6%
JB Hunt Transport Services,
Inc.(a) 9,086 1,665,191
Semiconductors & Semiconductor Equipment 0 .5%
Monolithic Power Systems,
Inc. 2,991 1,389,978
Software 16 .2%
ANSYS, Inc.* 24,392 6,805,124
Blackline, Inc.*(a) 61,968 3,917,617
Cadence Design Systems,
Inc.* 17,202 3,200,948
HubSpot, Inc.* 16,688 5,139,904
Intuit, Inc. 24,762 11,295,682
Roper Technologies, Inc. 13,727 5,994,169
Tyler Technologies, Inc.*(a) 19,659 7,843,941
44,197,385
Specialty Retail 7 .5%
Burlington Stores, Inc.*(a) 31,784 4,485,676
O'Reilly Automotive, Inc.* 15,790 11,109,686
Ulta Beauty, Inc.* 12,440 4,838,040
20,433,402
Textiles, Apparel & Luxury Goods 1 .4%
Lululemon Athletica, Inc.* 12,317 3,824,552
Trading Companies & Distributors 1 .6%
Watsco, Inc.(a) 16,311 4,468,399
Total Common Stocks
(cost $128,953,693) 268,836,502

Nationwide Geneva Mid Cap Growth Fund - July 31, 2022 (Unaudited) - Statement of Investments - 31
Repurchase Agreement 1 .5%
Principal
Amount ($) Value ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $4,206,766,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$4,290,901.(b) 4,205,981 4,205,981
Total Repurchase Agreement
(cost $4,205,981) 4,205,981
Total Investments
(cost $133,159,674) — 99.8% 273,042,483
Other assets in excess of liabilities — 0.2% 427,157
NET ASSETS — 100.0%
$ 273,469,640
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $15,494,497, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,205,981 and by $11,326,696 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.75%, and maturity dates ranging from
10/31/2022 – 11/15/2051, a total value of $15,532,677.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $4,205,981.

32 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Geneva Mid Cap Growth Fund - July 31, 2022 (Unaudited) - Statement of Investments - 33
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 268,836,502 $ – $ – $ 268,836,502
Repurchase Agreement – 4,205,981 – 4,205,981
Total $ 268,836,502 $ 4,205,981 $ – $ 273,042,483
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

34 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis All Cap Growth Fund
Common Stocks 99.6%
Shares Value ($)
Aerospace & Defense 4.3%
Boeing Co. (The)* 96,865 15,431,563
Air Freight & Logistics 1.5%
Expeditors International of
Washington, Inc. 49,243 5,232,069
Automobiles 3.3%
Tesla, Inc.* 13,328 11,881,246
Beverages 6.2%
Boston Beer Co., Inc. (The),
Class A*(a) 12,266 4,666,355
Monster Beverage Corp.* 175,131 17,446,550
22,112,905
Biotechnology 7.0%
Alnylam Pharmaceuticals, Inc.* 56,243 7,988,756
BioMarin Pharmaceutical, Inc.* 44,324 3,814,080
CRISPR Therapeutics AG*(a) 64,364 4,827,300
Regeneron Pharmaceuticals,
Inc.* 14,928 8,683,468
25,313,604
Capital Markets 5.1%
FactSet Research Systems,
Inc. 15,548 6,680,665
MSCI, Inc. 12,862 6,190,995
SEI Investments Co. 97,042 5,372,245
18,243,905
Entertainment 5.4%
Netflix, Inc.* 45,353 10,199,890
Walt Disney Co. (The)* 87,404 9,273,564
19,473,454
Health Care Equipment & Supplies 0.9%
Intuitive Surgical, Inc.* 14,467 3,329,869
Health Care Technology 4.3%
Doximity, Inc., Class A*(a) 198,806 8,413,470
Veeva Systems, Inc., Class A* 31,320 7,002,525
15,415,995
Hotels, Restaurants & Leisure 4.5%
Starbucks Corp. 83,170 7,051,152
Yum China Holdings, Inc. 104,794 5,104,516
Yum! Brands, Inc. 33,070 4,052,398
16,208,066
Interactive Media & Services 9.7%
Alphabet, Inc., Class A* 117,238 13,637,124
Alphabet, Inc., Class C* 58,840 6,863,098
Meta Platforms, Inc., Class A* 89,160 14,185,356
34,685,578
Internet & Direct Marketing Retail 7.7%
Alibaba Group Holding Ltd.,
ADR-CN* 51,046 4,561,981
Amazon.com, Inc.* 172,030 23,215,449
27,777,430
IT Services 8.1%
Block, Inc., Class A* 57,055 4,339,603
PayPal Holdings, Inc.* 58,629 5,073,168
Shopify, Inc., Class A*(a) 103,522 3,605,671
Common Stocks
Shares Value ($)
IT Services
Visa, Inc., Class A(a) 76,210 16,164,903
29,183,345
Life Sciences Tools & Services 1.8%
Illumina, Inc.* 29,761 6,448,613
Machinery 1.2%
Deere & Co. 12,681 4,351,866
Pharmaceuticals 5.7%
Novartis AG, ADR-CH 108,272 9,292,986
Novo Nordisk A/S, ADR-DK 40,048 4,647,971
Roche Holding AG, ADR 159,499 6,614,423
20,555,380
Semiconductors & Semiconductor Equipment 7.4%
NVIDIA Corp. 98,507 17,891,827
QUALCOMM, Inc. 59,419 8,619,320
26,511,147
Software 14.5%
Autodesk, Inc.* 61,011 13,197,899
Microsoft Corp. 40,651 11,412,362
Oracle Corp. 174,305 13,567,901
Salesforce, Inc.* 41,833 7,698,109
Workday, Inc., Class A* 39,254 6,088,295
51,964,566
Textiles, Apparel & Luxury Goods 1.0%
Under Armour, Inc., Class A* 395,214 3,659,682
Total Common Stocks
(cost $282,598,645) 357,780,283
Repurchase Agreement 1.6%
Principal
Amount ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $5,575,461,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$5,686,970.(b) 5,574,420 5,574,420
Total Repurchase Agreement
(cost $5,574,420) 5,574,420
Total Investments
(cost $288,173,065) — 101.2% 363,354,703
Liabilities in excess of other assets — (1.2)% (4,269,881)
NET ASSETS — 100.0%
$ 359,084,822

Nationwide Loomis All Cap Growth Fund - July 31, 2022 (Unaudited) - Statement of Investments - 35
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $28,267,599, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $5,574,420 and by $23,175,210 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.00%, and maturity dates ranging from
9/6/2022 – 2/15/2052, a total value of $28,749,630.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $5,574,420.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark

36 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Loomis All Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Loomis All Cap Growth Fund - July 31, 2022 (Unaudited) - Statement of Investments - 37
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 357,780,283 $ – $ – $ 357,780,283
Repurchase Agreement – 5,574,420 – 5,574,420
Total $ 357,780,283 $ 5,574,420 $ – $ 363,354,703
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Company Growth Fund
Common Stocks 96.6%
Shares Value ($)
Biotechnology 3.9%
Ironwood Pharmaceuticals,
Inc.* 135,336 1,549,597
Vericel Corp.* 146,907 4,780,354
6,329,951
Chemicals 0.3%
Balchem Corp. 4,068 552,272
Electronic Equipment, Instruments & Components 4.4%
Cognex Corp. 141,781 7,227,995
Energy Equipment & Services 0.4%
DMC Global, Inc.*(a) 24,862 565,859
Health Care Equipment & Supplies 18.8%
ABIOMED, Inc.* 25,814 7,563,760
Cardiovascular Systems, Inc.* 156,966 2,418,846
CryoPort, Inc.*(a) 93,873 3,492,076
Glaukos Corp.*(a) 54,684 2,944,733
Inogen, Inc.* 88,677 2,466,994
Neogen Corp.* 170,849 3,951,737
OrthoPediatrics Corp.*(a) 65,150 3,078,338
QuidelOrtho Corp.* 23,801 2,428,654
Tandem Diabetes Care, Inc.* 33,439 2,213,996
30,559,134
Health Care Technology 5.2%
NextGen Healthcare, Inc.* 30,992 530,583
Veeva Systems, Inc., Class A* 35,405 7,915,850
8,446,433
Internet & Direct Marketing Retail 1.1%
Xometry, Inc., Class A*(a) 45,033 1,711,254
Life Sciences Tools & Services 10.1%
10X Genomics, Inc., Class A* 47,312 1,899,576
Bio-Techne Corp. 16,535 6,370,605
Cytek Biosciences, Inc.* 36,211 463,501
Repligen Corp.* 35,644 7,605,004
16,338,686
Machinery 3.5%
Helios Technologies, Inc. 62,693 4,314,532
Proto Labs, Inc.*(a) 29,592 1,446,753
5,761,285
Software 48.9%
Alarm.com Holdings, Inc.*(a) 110,030 7,786,823
Alteryx, Inc., Class A*(a) 17,596 852,174
American Software, Inc., Class
A 21,745 388,801
ANSYS, Inc.* 27,333 7,625,634
Appfolio, Inc., Class A* 68,435 6,967,367
Blackbaud, Inc.* 7,772 476,579
Datadog, Inc., Class A* 68,142 6,951,165
Duck Creek Technologies,
Inc.*(a) 168,981 2,331,938
Enfusion, Inc., Class A*(a) 62,192 715,208
Guidewire Software, Inc.* 64,200 4,989,624
Manhattan Associates, Inc.* 57,468 8,084,024
nCino, Inc.*(a) 60,867 1,965,395
Olo, Inc., Class A*(a) 262,342 2,809,683
Paycom Software, Inc.* 22,950 7,584,745
PROS Holdings, Inc.*(a) 115,411 2,812,566
Q2 Holdings, Inc.* 111,633 4,900,689
Common Stocks
Shares Value ($)
Software
Smartsheet, Inc., Class A* 145,992 4,388,520
Tyler Technologies, Inc.* 19,757 7,883,043
79,513,978
Total Common Stocks
(cost $114,772,868) 157,006,847
Repurchase Agreement 1.9%
Principal
Amount ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $3,144,528,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$3,207,418.(b) 3,143,941 3,143,941
Total Repurchase Agreement
(cost $3,143,941) 3,143,941
Total Investments
(cost $117,916,809) — 98.5% 160,150,788
Other assets in excess of liabilities — 1.5% 2,429,288
NET ASSETS — 100.0%
$ 162,580,076
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $13,398,465, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,143,941 and by $10,877,854 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
9/1/2022 – 5/15/2052, a total value of $14,021,795.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $3,143,941.

Nationwide Small Company Growth Fund - July 31, 2022 (Unaudited) - Statement of Investments - 39
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

40 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Company Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 157,006,847 $ – $ – $ 157,006,847
Repurchase Agreement – 3,143,941 – 3,143,941
Total $ 157,006,847 $ 3,143,941 $ – $ 160,150,788
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide WCM Focused Small Cap Fund - July 31, 2022 (Unaudited) - Statement of Investments - 41
Common Stocks 92 .5%
Shares Value ($)
Aerospace & Defense 0 .8%
V2X, Inc.* 47,580 1,581,559
Auto Components 3 .7%
Dorman Products, Inc.* 72,464 7,325,386
Building Products 5 .9%
American Woodmark Corp.* 113,342 5,692,035
AZEK Co., Inc. (The)* 150,510 3,112,547
CSW Industrials, Inc. 26,098 3,117,928
11,922,510
Capital Markets 7 .7%
Focus Financial Partners, Inc.,
Class A* 220,858 8,929,289
Virtus Investment Partners,
Inc. 31,191 6,435,327
15,364,616
Chemicals 4 .5%
Element Solutions, Inc. 453,163 8,954,501
Commercial Services & Supplies 4 .8%
SP Plus Corp.* 119,903 4,107,877
UniFirst Corp. 28,036 5,491,972
9,599,849
Construction & Engineering 4 .3%
API Group Corp.* 105,377 1,866,227
EMCOR Group, Inc.(a) 57,680 6,712,221
8,578,448
Electronic Equipment, Instruments & Components 5 .4%
ePlus, Inc.* 193,490 10,752,239
Food & Staples Retailing 4 .6%
Grocery Outlet Holding Corp.* 214,600 9,167,712
Food Products 1 .5%
Lancaster Colony Corp. 22,250 2,945,455
Health Care Equipment & Supplies 2 .4%
ICU Medical, Inc.* 27,523 4,876,250
Health Care Providers & Services 6 .3%
Addus HomeCare Corp.* 127,426 11,826,407
DocGo, Inc.*(a) 93,987 726,519
12,552,926
Hotels, Restaurants & Leisure 2 .5%
Wyndham Hotels & Resorts,
Inc. 73,699 5,115,448
Insurance 3 .1%
Enstar Group Ltd.* 31,636 6,261,397
IT Services 4 .1%
Verra Mobility Corp.*(a) 497,771 8,208,244
Machinery 3 .9%
Crane Holdings Co. 55,838 5,524,053
Hillman Solutions Corp.*(a) 214,000 2,214,900
7,738,953
Multiline Retail 2 .7%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 93,500 5,511,825
Personal Products 3 .8%
Inter Parfums, Inc. 90,800 7,579,076
Common Stocks
Shares Value ($)
Real Estate Management & Development 3 .6%
Cushman & Wakefield plc* 431,824 7,254,643
Road & Rail 3 .0%
Landstar System, Inc. 38,181 5,978,381
Software 3 .0%
E2open Parent Holdings, Inc.* 605,700 4,088,475
MeridianLink, Inc.*(a) 113,612 1,937,085
6,025,560
Specialty Retail 6 .4%
America's Car-Mart, Inc.* 70,117 7,262,018
Leslie's, Inc.*(a) 369,900 5,607,684
12,869,702
Trading Companies & Distributors 4 .5%
Beacon Roofing Supply, Inc.* 149,489 8,972,330
Total Common Stocks
(cost $160,897,605) 185,137,010
Repurchase Agreement 0 .6%
Principal
Amount ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $1,138,896,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$1,161,673.(b) 1,138,683 1,138,683
Total Repurchase Agreement
(cost $1,138,683) 1,138,683
Total Investments
(cost $162,036,288) — 93.1% 186,275,693
Other assets in excess of liabilities — 6.9% 13,739,238
NET ASSETS — 100.0%
$ 200,014,931
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July
31, 2022 was $4,329,988, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,138,683 and by $3,339,378 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
9/1/2022 – 5/15/2052, a total value of $4,478,061.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $1,138,683.

42 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide WCM Focused Small Cap Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide WCM Focused Small Cap Fund - July 31, 2022 (Unaudited) - Statement of Investments - 43
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 185,137,010 $ – $ – $ 185,137,010
Repurchase Agreement – 1,138,683 – 1,138,683
Total $ 185,137,010 $ 1,138,683 $ – $ 186,275,693
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

44 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide American Century Small Cap Income Fund
Common Stocks 91.6%
Shares Value ($)
Aerospace & Defense 2.4%
Cadre Holdings, Inc.(a) 18,146 429,153
Park Aerospace Corp.(a) 40,308 491,758
920,911
Banks 21.4%
Financial Institutions, Inc. 14,726 390,386
First Hawaiian, Inc. 6,337 161,530
First Interstate BancSystem,
Inc., Class A(a) 7,344 299,488
First Merchants Corp. 3,024 125,587
FNB Corp. 36,203 432,988
HBT Financial, Inc. 23,756 442,812
Home BancShares, Inc. 35,559 839,193
Pacific Premier Bancorp, Inc. 22,438 754,814
PacWest Bancorp 27,543 772,030
Popular, Inc. 10,566 820,661
Premier Financial Corp. 8,306 236,555
Towne Bank 10,854 324,209
Umpqua Holdings Corp. 41,181 725,198
United Bankshares, Inc. 25,060 970,824
Valley National Bancorp 42,583 497,795
Webster Financial Corp. 8,564 397,798
8,191,868
Building Products 2.7%
Fortune Brands Home &
Security, Inc. 5,304 369,583
Tecnoglass, Inc. 29,915 670,395
1,039,978
Capital Markets 3.6%
Carlyle Group, Inc. (The) 12,433 483,768
Patria Investments Ltd., Class
A 34,102 491,410
Sculptor Capital Management,
Inc. 39,899 391,409
1,366,587
Chemicals 3.3%
Chase Corp. 2,189 199,024
Mativ, Inc. 6,526 142,593
RPM International, Inc.(a) 4,130 373,352
Valvoline, Inc. 17,036 548,900
1,263,869
Commercial Services & Supplies 3.6%
Brink's Co. (The) 13,440 765,274
Deluxe Corp. 19,794 497,621
Healthcare Services Group,
Inc.(a) 9,059 129,906
1,392,801
Containers & Packaging 2.9%
Graphic Packaging Holding
Co. 33,847 753,096
Sonoco Products Co. 5,596 355,290
1,108,386
Diversified Consumer Services 0.9%
H&R Block, Inc. 8,603 343,776
Diversified Financial Services 1.7%
Compass Diversified Holdings 26,855 648,011
Common Stocks
Shares Value ($)
Electric Utilities 0.9%
ALLETE, Inc. 3,298 204,707
PNM Resources, Inc. 2,798 135,059
339,766
Electronic Equipment, Instruments & Components 3.1%
Avnet, Inc. 15,558 744,761
Vishay Intertechnology, Inc. 21,695 448,219
1,192,980
Energy Equipment & Services 1.5%
ChampionX Corp. 26,591 555,486
Equity Real Estate Investment Trusts (REITs) 5.7%
Brandywine Realty Trust 21,013 196,471
CareTrust REIT, Inc. 20,724 427,951
Easterly Government
Properties, Inc. 11,489 232,882
Four Corners Property Trust,
Inc. 18,656 545,315
Healthcare Realty Trust, Inc. 2,838 74,497
Highwoods Properties, Inc. 11,416 406,067
LTC Properties, Inc. 4,239 177,614
Urstadt Biddle Properties, Inc.,
Class A 6,839 125,838
2,186,635
Food Products 0.0%
†
Sanderson Farms, Inc.*^∞ 200 0
Gas Utilities 0.6%
Northwest Natural Holding Co. 989 53,079
Southwest Gas Holdings, Inc. 1,808 157,224
210,303
Health Care Equipment & Supplies 1.4%
Embecta Corp.*(a) 17,821 524,472
Health Care Providers & Services 2.0%
National HealthCare Corp. 1,583 112,440
Patterson Cos., Inc. 20,477 636,016
748,456
Household Durables 2.0%
Leggett & Platt, Inc. 19,060 755,538
Orleans Homebuilders, Inc.*^∞ 1,500 0
755,538
Household Products 2.3%
Spectrum Brands Holdings,
Inc. 12,547 872,518
Insurance 3.8%
AMERISAFE, Inc. 5,119 233,222
Axis Capital Holdings Ltd. 12,514 631,832
ProAssurance Corp. 8,083 178,877
RenaissanceRe Holdings Ltd. 3,078 398,016
1,441,947
IT Services 2.0%
EVERTEC, Inc. 20,018 780,502
Machinery 5.2%
Hurco Cos., Inc. 5,190 131,463
IMI plc 15,846 258,764
Luxfer Holdings plc 38,390 627,293

Nationwide American Century Small Cap Income Fund - July 31, 2022 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Machinery
Timken Co. (The)(a) 15,075 985,603
2,003,123
Media 2.9%
Entravision Communications
Corp., Class A 110,322 591,326
John Wiley & Sons, Inc., Class
A 9,821 512,853
1,104,179
Multi-Utilities 0.9%
NorthWestern Corp.(a) 6,505 360,702
Oil, Gas & Consumable Fuels 3.5%
Enviva, Inc. 7,045 490,544
Hess Midstream LP, Class A 27,472 835,698
1,326,242
Professional Services 1.3%
Public Policy Holding Co., Inc.
Reg. S 271,663 491,284
Semiconductors & Semiconductor Equipment 2.6%
Kulicke & Soffa Industries, Inc. 14,522 698,798
MKS Instruments, Inc. 2,574 304,247
1,003,045
Specialty Retail 1.8%
Penske Automotive Group,
Inc.(a) 6,007 687,741
Textiles, Apparel & Luxury Goods 3.4%
Ralph Lauren Corp.(a) 5,520 544,438
Tapestry, Inc. 22,873 769,219
1,313,657
Thrifts & Mortgage Finance 0.6%
Enact Holdings, Inc.(a) 2,412 55,572
First Place Financial Corp.*^∞ 367 0
Provident Financial Services,
Inc. 7,768 189,229
244,801
Trading Companies & Distributors 1.6%
Applied Industrial
Technologies, Inc.(a) 6,095 613,096
Total Common Stocks
(cost $30,075,737) 35,032,660
Convertible Bond 0.4%
Principal
Amount ($)
Building Products 0.4%
DIRTT Environmental
Solutions, 6.00%, 01/31/26 339,000 171,807
Total Convertible Bond
(cost  $266,206)
171,807
Convertible Preferred Stock 2.4%
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components 2.4%
II-VI, Inc., 6.00%, 07/01/23 4,046 909,258
Total Convertible Preferred Stock
(cost  $1,036,315) 909,258
Preferred Stocks 4.0%
Shares
Banks 2.3%
FNB Corp.(ICE LIBOR USD 3
Month + 4.60%), (b) 5,679 148,052
PacWest Bancorp, Series A +
0.00%), *(a)(b) 15,920 412,328
Valley National
Bancorp, Series A(ICE
LIBOR USD 3 Month +
3.85%), (a)(b) 11,910 310,255
870,635
Diversified Financial Services 1.7%
Compass Diversified
Holdings, Series B(ICE
LIBOR USD 3 Month +
4.99%), (b) 25,097 675,863
Total Preferred Stocks
(cost $1,527,093) 1,546,498
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 12,733 5,857
Total Rights
(cost $25,466) 5,857
Repurchase Agreement 6.1%
Principal
Amount ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $2,315,235,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$2,361,540.(c) 2,314,803 2,314,803
Total Repurchase Agreement
(cost $2,314,803) 2,314,803
Total Investments
(cost $35,245,620) — 104.5% 39,980,883
Liabilities in excess of other assets — (4.5)% (1,728,737)
NET ASSETS — 100.0%
$ 38,252,146

46 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide American Century Small Cap Income Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $2,546,055, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$2,314,803 and by $250,125 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.00%, and maturity dates ranging from 9/6/2022 –
2/15/2052, a total value of $2,564,928.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $2,314,803.
CVR Contingent Value Rights
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide American Century Small Cap Income Fund - July 31, 2022 (Unaudited) - Statement of Investments - 47
Forward Foreign Currency Contracts outstanding as of July 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 611,363 USD 474,452 Goldman Sachs International 9/29/2022 2,863
GBP 12,212 USD 14,575 Bank of America NA 9/30/2022 317
USD 1,463,295 GBP 1,191,085 Bank of America NA 9/30/2022 10,765
Total unrealized appreciation 13,945
USD 638,213 CAD 827,475 Goldman Sachs International 9/29/2022 (7,830)
GBP 670,950 USD 824,504 Bank of America NA 9/30/2022 (6,279)
Total unrealized depreciation (14,109)
Net unrealized depreciation (164)
Currency:
CAD Canadian dollar
GBP British pound
USD United States dollar

48 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide American Century Small Cap Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 920,911 $ – $ – $ 920,911
Banks 8,191,868 – – 8,191,868
Building Products 1,039,978 – – 1,039,978
Capital Markets 1,366,587 – – 1,366,587
Chemicals 1,263,869 – – 1,263,869
Commercial Services & Supplies 1,392,801 – – 1,392,801
Containers & Packaging 1,108,386 – – 1,108,386

Nationwide American Century Small Cap Income Fund - July 31, 2022 (Unaudited) - Statement of Investments - 49
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Level 1 Level 2 Level 3 Total
Assets:
Diversified Consumer Services $ 343,776 $ – $ – $ 343,776
Diversified Financial Services 648,011 – – 648,011
Electric Utilities 339,766 – – 339,766
Electronic Equipment, Instruments &
Components 1,192,980 – – 1,192,980
Energy Equipment & Services 555,486 – – 555,486
Equity Real Estate Investment Trusts
(REITs) 2,186,635 – – 2,186,635
Food Products – – – –
Gas Utilities 210,303 – – 210,303
Health Care Equipment & Supplies 524,472 – – 524,472
Health Care Providers & Services 748,456 – – 748,456
Household Durables 755,538 – – 755,538
Household Products 872,518 – – 872,518
Insurance 1,441,947 – – 1,441,947
IT Services 780,502 – – 780,502
Machinery 1,744,359 258,764 – 2,003,123
Media 1,104,179 – – 1,104,179
Multi-Utilities 360,702 – – 360,702
Oil, Gas & Consumable Fuels 1,326,242 – – 1,326,242
Professional Services 491,284 – – 491,284
Semiconductors & Semiconductor
Equipment 1,003,045 – – 1,003,045
Specialty Retail 687,741 – – 687,741
Textiles, Apparel & Luxury Goods 1,313,657 – – 1,313,657
Thrifts & Mortgage Finance 244,801 – – 244,801
Trading Companies & Distributors 613,096 – – 613,096
Total Common Stocks $ 34,773,896 $ 258,764 $ – $ 35,032,660
Convertible Bond – 171,807 – 171,807
Convertible Preferred Stock 909,258 – – 909,258
Forward Foreign Currency Contracts – 13,945 – 13,945
Preferred Stocks 1,546,498 – – 1,546,498
Repurchase Agreement – 2,314,803 – 2,314,803
Rights – 5,857 – 5,857
Total Assets $ 37,229,652 $ 2,765,176 $ – $ 39,994,828
Liabilities:
Forward Foreign Currency Contracts $ – $ (14,109) $ – $ (14,109)
Total Liabilities $ – $ (14,109) $ – $ (14,109)
Total $ 37,229,652 $ 2,751,067 $ – $ 39,980,719
As of July 31, 2022, the Fund held three common stock investments that were categorized as Level 3 investments which were each valued at $0.
Common
Stocks Rights Total
Balance as of 10/31/2021 $ — $ — $ —
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — (7,741) (7,741)
Purchases — — —
Sales — (1,498) (1,498)
Change in Unrealized Appreciation/Depreciation — 9,239 9,239
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 7/31/2022 $ — $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
7/31/2022 $ — $ — $ —

50 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide American Century Small Cap Income Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 13,945
Total $ 13,945
Liabilities: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (14,109)
Total $ (14,109)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide GQG US Quality Equity Fund - July 31, 2022 (Unaudited) - Statement of Investments - 51
Common Stocks 96.7%
Shares Value ($)
Aerospace & Defense 3.6%
Lockheed Martin Corp. 6,930 2,867,703
Automobiles 1.0%
Ford Motor Co. 53,154 780,832
Banks 5.2%
Bank of America Corp. 66,016 2,232,001
Citigroup, Inc. 34,058 1,767,610
Wells Fargo & Co. 1,322 57,996
4,057,607
Capital Markets 0.2%
Goldman Sachs Group, Inc.
(The)(a) 314 104,685
Nasdaq, Inc. 378 68,380
173,065
Electric Utilities 6.7%
Exelon Corp. 53,098 2,468,526
FirstEnergy Corp. 67,063 2,756,289
5,224,815
Food & Staples Retailing 4.4%
Walmart, Inc. 26,103 3,446,901
Gas Utilities 2.1%
Atmos Energy Corp. 13,350 1,620,557
Health Care Equipment & Supplies 2.0%
Stryker Corp. 7,322 1,572,399
Health Care Providers & Services 5.5%
UnitedHealth Group, Inc. 7,900 4,284,486
Household Products 3.6%
Colgate-Palmolive Co. 432 34,016
Procter & Gamble Co. (The) 19,943 2,770,282
2,804,298
Insurance 2.1%
American International Group,
Inc. 29,060 1,504,436
Chubb Ltd. 190 35,842
Progressive Corp. (The) 931 107,121
1,647,399
Interactive Media & Services 1.5%
Alphabet, Inc., Class C* 10,396 1,212,589
IT Services 5.6%
Visa, Inc., Class A(a) 20,750 4,401,283
Life Sciences Tools & Services 0.0%
†
Syneos Health, Inc.* 448 35,455
Metals & Mining 1.5%
Nucor Corp. 8,696 1,180,917
Multiline Retail 1.6%
Target Corp. 7,659 1,251,327
Oil, Gas & Consumable Fuels 18.6%
Devon Energy Corp. 54,519 3,426,519
Exxon Mobil Corp. 62,444 6,052,697
Occidental Petroleum Corp.(a) 77,797 5,115,153
14,594,369
Pharmaceuticals 9.0%
AstraZeneca plc, ADR-UK 42,238 2,797,422
Eli Lilly & Co. 5,810 1,915,499
Common Stocks
Shares Value ($)
Pharmaceuticals
Johnson & Johnson 13,267 2,315,357
7,028,278
Semiconductors & Semiconductor Equipment 8.2%
Advanced Micro Devices, Inc.* 23,095 2,181,785
Analog Devices, Inc. 10,379 1,784,773
ASML Holding NV
(Registered), NYRS-NL 2,777 1,595,220
Lam Research Corp. 1,705 853,369
6,415,147
Software 7.4%
Autodesk, Inc.* 5,750 1,243,840
Microsoft Corp. 16,281 4,570,728
5,814,568
Tobacco 6.9%
British American Tobacco plc,
ADR-UK 34,707 1,359,473
Philip Morris International, Inc. 41,564 4,037,943
5,397,416
Total Common Stocks
(cost $65,060,527) 75,811,411
Repurchase Agreement 0.1%
Principal
Amount ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $94,364,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$96,251.(b) 94,346 94,346
Total Repurchase Agreement
(cost $94,346) 94,346
Total Investments
(cost $65,154,873) — 96.8% 75,905,757
Other assets in excess of liabilities — 3.2% 2,505,096
NET ASSETS — 100.0%
$ 78,410,853

52 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide GQG US Quality Equity Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $9,501,352, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$94,346 and by $9,343,375 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.00%, and maturity dates ranging from 9/6/2022 –
2/15/2052, a total value of $9,437,721.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $94,346.
ADR American Depositary Receipt
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom

Nationwide GQG US Quality Equity Fund - July 31, 2022 (Unaudited) - Statement of Investments - 53
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

54 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide GQG US Quality Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 75,811,411 $ – $ – $ 75,811,411
Repurchase Agreement – 94,346 – 94,346
Total $ 75,811,411 $ 94,346 $ – $ 75,905,757
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Disciplined Value Fund - July 31, 2022 (Unaudited) - Statement of Investments - 55
Common Stocks 89.6%
Shares Value ($)
Aerospace & Defense 5.9%
Howmet Aerospace, Inc. 227,719 8,455,206
L3Harris Technologies, Inc. 26,947 6,466,472
Northrop Grumman Corp. 10,051 4,813,424
Raytheon Technologies Corp. 151,418 14,113,672
33,848,774
Automobiles 0.7%
General Motors Co.* 117,498 4,260,477
Banks 6.7%
Bank of America Corp. 205,222 6,938,556
Comerica, Inc. 178,278 13,864,680
JPMorgan Chase & Co. 87,300 10,070,928
US Bancorp(a) 168,496 7,953,011
38,827,175
Beverages 0.7%
PepsiCo, Inc. 23,876 4,177,345
Biotechnology 1.5%
AbbVie, Inc. 59,711 8,569,126
Capital Markets 6.4%
Ameriprise Financial, Inc. 21,391 5,773,859
CME Group, Inc. 27,817 5,548,935
Goldman Sachs Group, Inc.
(The) 23,348 7,783,990
LPL Financial Holdings, Inc. 27,607 5,795,261
Morgan Stanley 144,922 12,216,925
37,118,970
Communications Equipment 2.3%
Cisco Systems, Inc. 294,595 13,365,775
Construction & Engineering 1.1%
Quanta Services, Inc.(a) 45,981 6,378,944
Diversified Financial Services 4.6%
Berkshire Hathaway, Inc.,
Class B* 67,879 20,404,428
Voya Financial, Inc. 97,064 5,839,370
26,243,798
Electric Utilities 4.6%
Constellation Energy Corp. 237,716 15,713,027
Exelon Corp. 228,487 10,622,361
26,335,388
Electrical Equipment 3.4%
Eaton Corp. plc 61,338 9,101,946
Hubbell, Inc.(a) 47,764 10,461,271
19,563,217
Electronic Equipment, Instruments & Components 0.9%
Corning, Inc. 146,640 5,390,486
Energy Equipment & Services 0.5%
Halliburton Co. 91,739 2,687,953
Health Care Equipment & Supplies 4.7%
Becton Dickinson and Co. 60,895 14,877,257
Medtronic plc 129,436 11,975,419
26,852,676
Health Care Providers & Services 4.5%
Humana, Inc. 6,842 3,297,844
Laboratory Corp. of America
Holdings 18,196 4,770,809
Common Stocks
Shares Value ($)
Health Care Providers & Services
McKesson Corp. 21,737 7,424,925
UnitedHealth Group, Inc.(a) 19,265 10,448,180
25,941,758
Hotels, Restaurants & Leisure 1.2%
International Game
Technology plc 379,917 7,199,427
Independent Power and Renewable Electricity Producers
0.6%
NextEra Energy Partners
LP(a) 39,079 3,233,396
Insurance 8.3%
Allstate Corp. (The) 25,318 2,961,447
Aon plc, Class A 15,568 4,530,911
Assurant, Inc.(a) 68,330 12,011,047
Chubb Ltd. 62,176 11,728,881
Hartford Financial Services
Group, Inc. (The) 77,569 5,000,873
MetLife, Inc. 144,820 9,159,865
Progressive Corp. (The) 20,835 2,397,275
47,790,299
Interactive Media & Services 0.9%
Alphabet, Inc., Class A* 46,700 5,432,144
Life Sciences Tools & Services 1.5%
Danaher Corp. 29,003 8,453,504
Machinery 2.4%
Caterpillar, Inc. 30,226 5,992,305
Ingersoll Rand, Inc. 157,040 7,820,592
13,812,897
Media 2.8%
Comcast Corp., Class A 286,051 10,732,634
Interpublic Group of Cos., Inc.
(The) 174,222 5,204,011
15,936,645
Metals & Mining 1.1%
Freeport-McMoRan, Inc. 206,328 6,509,648
Oil, Gas & Consumable Fuels 10.3%
ConocoPhillips 49,907 4,862,439
Devon Energy Corp. 106,268 6,678,944
EQT Corp. 85,104 3,747,129
Exxon Mobil Corp. 233,719 22,654,383
Hess Corp. 59,784 6,723,906
Marathon Petroleum Corp. 91,612 8,397,156
Valero Energy Corp. 57,630 6,383,675
59,447,632
Pharmaceuticals 5.5%
Eli Lilly & Co. 23,191 7,645,841
Merck & Co., Inc. 110,888 9,906,734
Organon & Co. 116,225 3,686,657
Sanofi, ADR-FR(a) 210,871 10,480,288
31,719,520
Road & Rail 1.0%
Norfolk Southern Corp. 22,287 5,597,826
Semiconductors & Semiconductor Equipment 1.8%
Applied Materials, Inc.(a) 38,161 4,044,303

56 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide BNY Mellon Disciplined Value Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc. 42,464 6,159,828
10,204,131
Software 1.0%
Dolby Laboratories, Inc., Class
A 70,823 5,481,700
Technology Hardware, Storage & Peripherals 1.2%
Hewlett Packard Enterprise
Co. 495,891 7,061,488
Tobacco 1.0%
British American Tobacco plc,
ADR-UK 142,544 5,583,448
Wireless Telecommunication Services 0.5%
Vodafone Group plc, ADR-UK 180,631 2,666,114
Total Common Stocks
(cost $425,852,607) 515,691,681
Purchased Option 0.3%
Number of
Contracts
Call Option 0.3%
Future Equity Index Options: 0.3%
S&P 500 E-Mini Index
9/16/2022 at USD 4,175.00,
American Style
Notional Amount: USD
60,715,263
Exchange Traded
*
294 1,381,800
Total Purchased Option
(cost $1,208,887) 1,381,800
Short-Term Investments 2.0%
Shares
U.S. Treasury Obligation 2.0%
U.S. Treasury Bills
1.37% 12/1/2022 8,000,000 7,929,918
1.53% 9/15/2022(b) 3,647,000 3,637,386
Total U.S. Treasury
Obligation
(cost $11,603,061) 11,567,304
Total Short-Term Investment
(cost $11,603,061) 11,567,304
Repurchase Agreement 1.2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $6,830,729,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$6,967,343.(c) 6,829,454 6,829,454
Total Repurchase Agreement
(cost $6,829,454) 6,829,454
Total Investments
(cost $445,494,009) — 93.1% 535,470,239
Other assets in excess of liabilities — 6.9% 39,926,359
NET ASSETS — 100.0%
$ 575,396,598
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2022. The total value of securities on loan as of
July 31, 2022 was $22,520,063, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,829,454 and by $16,431,720 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.00%, and maturity
dates ranging from 9/6/2022 – 2/15/2052, a total value of
$23,261,174.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $6,829,454.
ADR American Depositary Receipt
FR France
UK United Kingdom
Currency:
USD United States Dollar

Nationwide BNY Mellon Disciplined Value Fund - July 31, 2022 (Unaudited) - Statement of Investments - 57
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 766 9/2022 USD 58,193,020 1,488,236
U.S. Treasury Long Bond 329 9/2022 USD 47,376,000 1,062,923
Total long contracts 2,551,159
Short Contracts
S&P 500 E-Mini Index (143) 9/2022 USD (29,554,525) (1,509,849)
Total short contracts (1,509,849)
Net contracts 1,041,310
Currency:
USD United States Dollar

58 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide BNY Mellon Disciplined Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide BNY Mellon Disciplined Value Fund - July 31, 2022 (Unaudited) - Statement of Investments - 59
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 515,691,681 $ – $ – $ 515,691,681
Futures Contracts 2,551,159 – – 2,551,159
Purchased Option 1,381,800 – – 1,381,800
Repurchase Agreement – 6,829,454 – 6,829,454
Short-Term Investments – 11,567,304 – 11,567,304
Total Assets $ 519,624,640 $ 18,396,758 $ – $ 538,021,398
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,509,849) $ – $ – $ (1,509,849)
Total Liabilities $ (1,509,849) $ – $ – $ (1,509,849)
Total $ 518,114,791 $ 18,396,758 $ – $ 536,511,549

60 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide BNY Mellon Disciplined Value Fund
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 1,381,800
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 1,488,236
Interest rate risk Unrealized appreciation from futures contracts 1,062,923
Total $ 3,932,959
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,509,849)
Total $ (1,509,849)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Small Cap Growth Fund - July 31, 2022 (Unaudited) - Statement of Investments - 1
Common Stocks 95.5%
Shares Value ($)
Airlines 1.1%
Allegiant Travel Co.* 131,023 15,108,262
Auto Components 4.1%
Dorman Products, Inc.* 185,686 18,770,998
Fox Factory Holding Corp.* 405,195 38,355,758
57,126,756
Banks 1.0%
Pacific Premier Bancorp, Inc. 416,199 14,000,934
Biotechnology 0.7%
Avid Bioservices, Inc.* 517,426 10,167,421
Building Products 3.6%
AAON, Inc. 390,348 23,487,239
Trex Co., Inc.* 414,294 26,730,249
50,217,488
Chemicals 2.5%
Balchem Corp. 257,665 34,980,600
Construction & Engineering 2.8%
Construction Partners, Inc.,
Class A* 879,817 20,922,049
NV5 Global, Inc.* 127,057 17,228,929
38,150,978
Diversified Consumer Services 1.4%
Bright Horizons Family
Solutions, Inc.* 209,936 19,664,705
Electronic Equipment, Instruments & Components 4.6%
ePlus, Inc.* 497,407 27,640,907
Novanta, Inc.* 233,474 36,001,691
63,642,598
Food Products 1.5%
J & J Snack Foods Corp. 154,743 20,969,224
Health Care Equipment & Supplies 10.6%
BioLife Solutions, Inc.* 554,569 10,686,544
Globus Medical, Inc., Class
A*(a) 507,843 29,805,306
LeMaitre Vascular, Inc. 320,279 16,126,048
Masimo Corp.* 108,438 15,677,966
Neogen Corp.* 587,183 13,581,543
Omnicell, Inc.* 310,483 34,190,388
STAAR Surgical Co.* 336,333 27,142,073
147,209,868
Health Care Providers & Services 3.5%
HealthEquity, Inc.* 291,811 16,974,646
LHC Group, Inc.*(a) 147,822 24,103,855
PetIQ, Inc.* 469,555 7,700,702
48,779,203
Hotels, Restaurants & Leisure 1.8%
Texas Roadhouse, Inc. 291,127 25,392,097
Household Products 0.8%
WD-40 Co.(a) 64,219 11,390,524
Insurance 4.8%
Kinsale Capital Group, Inc. 241,502 58,735,701
Palomar Holdings, Inc.* 123,812 7,722,155
66,457,856
IT Services 8.6%
Evo Payments, Inc., Class A* 695,116 19,004,471
Common Stocks
Shares Value ($)
IT Services
ExlService Holdings, Inc.* 294,559 49,594,899
I3 Verticals, Inc., Class A*(a) 661,646 17,950,456
Perficient, Inc.* 310,335 32,746,549
119,296,375
Life Sciences Tools & Services 3.9%
Azenta, Inc.(a) 269,938 18,425,968
Bio-Techne Corp. 90,925 35,031,584
53,457,552
Machinery 8.5%
Barnes Group, Inc. 236,627 8,002,725
Donaldson Co., Inc. 257,556 14,013,622
ESCO Technologies, Inc. 310,211 24,056,863
Evoqua Water Technologies
Corp.* 625,787 23,848,743
RBC Bearings, Inc.*(a) 204,375 48,232,500
118,154,453
Media 1.2%
TechTarget, Inc.*(a) 247,508 16,135,047
Multiline Retail 1.2%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 267,761 15,784,511
Professional Services 3.6%
Exponent, Inc.(a) 492,390 49,480,271
Road & Rail 1.9%
Marten Transport Ltd.(a) 1,181,113 25,464,796
Semiconductors & Semiconductor Equipment 3.7%
Onto Innovation, Inc.* 441,234 36,732,731
Semtech Corp.* 225,991 14,086,019
50,818,750
Software 15.3%
Alarm.com Holdings, Inc.*(a) 457,833 32,400,842
Blackbaud, Inc.* 255,788 15,684,920
Blackline, Inc.*(a) 304,683 19,262,059
Cerence, Inc.*(a) 127,214 3,583,618
Descartes Systems Group,
Inc. (The)* 513,973 35,484,696
Envestnet, Inc.*(a) 385,314 22,452,247
Fair Isaac Corp.* 93,879 43,374,914
Q2 Holdings, Inc.*(a) 277,013 12,160,871
SPS Commerce, Inc.* 115,377 13,817,550
Tyler Technologies, Inc.* 34,422 13,734,378
211,956,095
Thrifts & Mortgage Finance 1.0%
Axos Financial, Inc.* 342,184 14,289,604
Trading Companies & Distributors 1.8%
SiteOne Landscape Supply,
Inc.*(a) 181,364 25,269,446
Total Common Stocks
(cost $877,876,981) 1,323,365,414

2 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Repurchase Agreement 0.2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $2,640,414,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$2,693,222.(b) 2,639,921 2,639,921
Total Repurchase Agreement
(cost $2,639,921) 2,639,921
Total Investments
(cost $880,516,902) — 95.7% 1,326,005,335
Other assets in excess of liabilities — 4.3% 59,922,479
NET ASSETS — 100.0%
$ 1,385,927,814
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July
31, 2022 was $116,097,483, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $2,639,921 and by $115,374,666 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 9/1/2022 – 5/15/2052, a total value of $118,014,587.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $2,639,921.

Nationwide Geneva Small Cap Growth Fund - July 31, 2022 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,323,365,414 $ – $ – $ 1,323,365,414
Repurchase Agreement – 2,639,921 – 2,639,921
Total $ 1,323,365,414 $ 2,639,921 $ – $ 1,326,005,335
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Janus Henderson Overseas Fund (Formerly, Nationwide AllianzGI International Growth Fund) - July 31, 2022 (Unaudited) -
Statement of Investments - 1
Common Stocks 99.2%
Shares Value ($)
AUSTRIA 2.0%
Banks 2.0%
Erste Group Bank AG 174,521 4,419,227
CANADA 6.7%
Metals & Mining 3.3%
Teck Resources Ltd.
, Class B
248,090 7,294,201
Oil, Gas & Consumable Fuels 3.4%
Canadian Natural Resources
Ltd. 138,762 7,659,662
14,953,863
CHINA 9.8%
Banks 2.3%
China Construction Bank
Corp.
, Class H
8,125,000 5,194,977
Hotels, Restaurants & Leisure 2.8%
Yum China Holdings, Inc. 131,350 6,170,101
Internet & Direct Marketing Retail 3.5%
JD.com, Inc.
, Class A
263,000 7,831,405
Road & Rail 1.2%
Full Truck Alliance Co. Ltd.,
ADR * 327,288 2,778,675
21,975,158
DENMARK 0.7%
Biotechnology 0.7%
Ascendis Pharma A/S, ADR * 18,923 1,618,484
FRANCE 16.1%
Aerospace & Defense 3.0%
Airbus SE 61,388 6,638,365
Banks 3.7%
BNP Paribas SA 179,452 8,506,069
Machinery 2.1%
Alstom SA 198,847 4,737,895
Oil, Gas & Consumable Fuels 2.2%
TotalEnergies SE 98,596 5,029,440
Pharmaceuticals 3.0%
Sanofi 66,839 6,650,668
Textiles, Apparel & Luxury Goods 2.1%
LVMH Moet Hennessy Louis
Vuitton SE 6,837 4,755,865
36,318,302
GERMANY 0.5%
Pharmaceuticals 0.5%
Bayer AG (Registered) 18,454 1,075,441
HONG KONG 4.7%
Insurance 4.7%
AIA Group Ltd. 675,400 6,816,682
Prudential plc 301,085 3,711,980
10,528,662
INDIA 1.6%
Metals & Mining 1.6%
Hindustan Zinc Ltd. 1,043,398 3,558,968
Common Stocks
Shares Value ($)
JAPAN 8.1%
Electronic Equipment, Instruments & Components 2.9%
Keyence Corp. 16,200 6,428,895
Entertainment 2.1%
Nintendo Co. Ltd. 10,500 4,721,241
Interactive Media & Services 1.0%
Z Holdings Corp. 637,600 2,264,594
Pharmaceuticals 0.6%
Takeda Pharmaceutical Co.
Ltd. 43,700 1,285,831
Road & Rail 1.5%
Central Japan Railway Co. 28,600 3,355,176
18,055,737
NETHERLANDS 10.2%
Beverages 3.6%
Heineken NV 82,328 8,110,279
Insurance 3.7%
NN Group NV 174,415 8,176,432
Semiconductors & Semiconductor Equipment 2.9%
ASML Holding NV 11,259 6,464,477
22,751,188
SINGAPORE 0.4%
Entertainment 0.4%
Sea Ltd., ADR * 10,312 787,012
SPAIN 1.0%
Specialty Retail 1.0%
Industria de Diseno Textil SA 92,875 2,255,890
SWEDEN 1.5%
Electronic Equipment, Instruments & Components 1.5%
Hexagon AB
, Class B
288,894 3,416,440
SWITZERLAND 2.5%
Pharmaceuticals 2.5%
Novartis AG (Registered) 64,081 5,507,474
TAIWAN 4.6%
Semiconductors & Semiconductor Equipment 4.6%
Taiwan Semiconductor
Manufacturing Co. Ltd. 598,000 10,241,035
UNITED KINGDOM 17.9%
Banks 2.6%
NatWest Group plc 1,908,597 5,793,322
Beverages 4.0%
Diageo plc 188,832 8,975,274
Hotels, Restaurants & Leisure 2.7%
Entain plc * 404,959 5,954,249
Insurance 2.1%
Beazley plc 713,374 4,725,385
Personal Products 1.7%
Unilever plc 79,209 3,858,210
Pharmaceuticals 4.8%
AstraZeneca plc 83,840 11,020,765
40,327,205

2 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Janus Henderson Overseas Fund (Formerly, Nationwide
AllianzGI International Growth Fund)
Common Stocks
Shares Value ($)
UNITED STATES 10.9%
Entertainment 2.5%
Liberty Media Corp.-Liberty
Formula One
, Class C
* 83,931 5,688,004
Metals & Mining 1.2%
Freeport-McMoRan, Inc. 87,323 2,755,041
Textiles, Apparel & Luxury Goods 2.3%
Samsonite International SA
Reg. S *(a) 2,471,100 5,196,361
Trading Companies & Distributors 4.9%
Ferguson plc 85,577 10,776,500
24,415,906
Total Investments
(cost $209,096,020) — 99.2% 222,205,992
Other assets in excess of liabilities — 0.8% 1,701,325
NET ASSETS — 100.0%
$ 223,907,317
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2022 was
$5,196,361 which represents 2.32% of net assets.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

Nationwide Janus Henderson Overseas Fund (Formerly, Nationwide AllianzGI International Growth Fund) - July 31, 2022 (Unaudited) -
Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

4 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Janus Henderson Overseas Fund (Formerly, Nationwide
AllianzGI International Growth Fund)
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 6,638,365 $ – $ 6,638,365
Banks – 23,913,595 – 23,913,595
Beverages – 17,085,553 – 17,085,553
Biotechnology 1,618,484 – – 1,618,484
Electronic Equipment, Instruments &
Components – 9,845,335 – 9,845,335
Entertainment 6,475,016 4,721,241 – 11,196,257
Hotels, Restaurants & Leisure – 12,124,350 – 12,124,350
Insurance – 23,430,479 – 23,430,479
Interactive Media & Services – 2,264,594 – 2,264,594
Internet & Direct Marketing Retail – 7,831,405 – 7,831,405
Machinery – 4,737,895 – 4,737,895
Metals & Mining 10,049,242 3,558,968 – 13,608,210
Oil, Gas & Consumable Fuels 7,659,662 5,029,440 – 12,689,102
Personal Products – 3,858,210 – 3,858,210
Pharmaceuticals – 25,540,179 – 25,540,179
Road & Rail 2,778,675 3,355,176 – 6,133,851
Semiconductors & Semiconductor
Equipment – 16,705,512 – 16,705,512
Specialty Retail – 2,255,890 – 2,255,890
Textiles, Apparel & Luxury Goods – 9,952,226 – 9,952,226
Trading Companies & Distributors – 10,776,500 – 10,776,500
Total $ 28,581,079 $ 193,624,913 $ – $ 222,205,992
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Amundi Global High Yield Fund - July 31, 2022 (Unaudited) - Statement of Investments - 5
6
Asset-Backed Security 0.2%
Principal
Amount ($) Value ($)
UNITED STATES 0.2%
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 115,000 94,762
Total Asset-Backed Securities
(cost  $115,000) 94,762
Corporate Bonds 89.3%
AUSTRALIA 0.8%
Metals & Mining 0.8%
Mineral Resources Ltd.
8.00%, 11/1/2027(a) 240,000 243,846
8.50%, 5/1/2030(a) 255,000 258,188
502,034
BRAZIL 6.3%
Airlines 1.2%
Gol Finance SA
7.00%, 1/31/2025(a) 700,000 374,500
8.00%, 6/30/2026(a) 540,000 356,875
731,375
Capital Markets 0.7%
B3 SA - Brasil Bolsa
Balcao, 4.13%,
9/20/2031(a) 477,000 400,804
Commercial Services & Supplies 0.8%
Atento Luxco 1 SA, 8.00%,
2/10/2026(a) 811,000 503,135
Marine 0.3%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(a) 245,000 193,930
Oil, Gas & Consumable Fuels 1.6%
Acu Petroleo Luxembourg
Sarl, 7.50%,
1/13/2032(a) 500,000 417,500
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(a) 650,000 520,657
938,157
Road & Rail 0.8%
Simpar Europe SA, 5.20%,
1/26/2031(a) 570,000 478,800
Water Utilities 0.9%
Aegea Finance Sarl,
6.75%, 5/20/2029(a) 540,000 523,800
3,770,001
BURKINA FASO 0.3%
Metals & Mining 0.3%
Endeavour Mining plc,
5.00%, 10/14/2026(a) 200,000 162,856
Corporate Bonds
Principal
Amount ($) Value ($)
CAMEROON 0.6%
Oil, Gas & Consumable Fuels 0.6%
Golar LNG Ltd., 7.00%,
10/20/2025(a) 400,000 370,000
CANADA 4.6%
Aerospace & Defense 0.7%
Bombardier, Inc., 7.88%,
4/15/2027(a)(b) 485,000 448,625
Commercial Services & Supplies 1.0%
Garda World Security
Corp.
9.50%, 11/1/2027(a) 216,000 203,393
6.00%, 6/1/2029(a) 480,000 377,940
581,333
Oil, Gas & Consumable Fuels 2.9%
Baytex Energy Corp.,
8.75%, 4/1/2027(a)(b) 367,000 373,881
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(a) 467,000 438,980
Parkland Corp., 4.63%,
5/1/2030(a) 295,000 263,966
Strathcona Resources
Ltd., 6.88%, 8/1/2026(a) 289,000 265,302
Vermilion Energy, Inc.,
6.88%, 5/1/2030(a) 525,000 506,562
1,848,691
2,878,649
CAYMAN ISLANDS 0.8%
Consumer Finance 0.8%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(a)(c) 585,228 450,625
CYPRUS 1.3%
Consumer Finance 1.3%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 860,000 795,500
EGYPT 1.1%
Oil, Gas & Consumable Fuels 1.1%
Energean plc, 6.50%,
4/30/2027(a) 725,000 638,151
FRANCE 1.6%
Chemicals 0.4%
Lune Holdings Sarl,
5.63%, 11/15/2028(a) EUR 250,000 222,071
Diversified Telecommunication Services 0.5%
Altice France SA, 5.13%,
7/15/2029(a) 375,000 320,944
Health Care Providers & Services 0.7%
Chrome Bidco SASU,
3.50%, 5/31/2028(a) EUR 455,000 412,444
955,459

6 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY 1.8%
Pharmaceuticals 0.8%
Nidda BondCo GmbH,
5.00%, 9/30/2025(a) EUR 300,000 257,949
Nidda Healthcare
Holding GmbH, 3.50%,
9/30/2024(a) EUR 249,000 236,057
494,006
Real Estate Management & Development 1.0%
ADLER Real Estate
AG, Reg. S, 3.00%,
4/27/2026 EUR 800,000 589,682
1,083,688
GHANA 0.7%
Oil, Gas & Consumable Fuels 0.7%
Tullow Oil plc, 10.25%,
5/15/2026(a) 470,000 440,037
HONG KONG 1.2%
Marine 1.2%
Seaspan Corp.
Reg. S, 6.50%,
4/29/2026(a) 300,000 286,500
5.50%, 8/1/2029(a) 520,000 406,900
693,400
ISRAEL 0.8%
Pharmaceuticals 0.8%
Teva Pharmaceutical
Finance Netherlands II
BV, 4.38%, 5/9/2030 EUR 300,000 269,821
Teva Pharmaceutical
Finance Netherlands III
BV, 4.75%, 5/9/2027(b) 260,000 249,275
519,096
ITALY 2.0%
Containers & Packaging 0.7%
Guala Closures SpA,
3.25%, 6/15/2028(a) EUR 515,000 433,059
Hotels, Restaurants & Leisure 0.6%
Gamma Bidco SpA,
5.13%, 7/15/2025(a) EUR 400,000 375,092
Specialty Retail 0.7%
Shiba Bidco SpA, 4.50%,
10/31/2028(a) EUR 500,000 434,371
1,242,522
LUXEMBOURG 0.9%
Biotechnology 0.2%
Cidron Aida Finco Sarl,
6.25%, 4/1/2028(a) GBP 110,000 115,874
Diversified Financial Services 0.7%
Garfunkelux Holdco 3 SA
6.75%, 11/1/2025(a) EUR 160,000 140,413
Corporate Bonds
Principal
Amount ($) Value ($)
LUXEMBOURG
Diversified Financial Services
7.75%, 11/1/2025(a) GBP 270,000 285,075
425,488
541,362
MEXICO 3.3%
Airlines 1.5%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(a) 925,000 879,675
Consumer Finance 0.7%
Credito Real SAB de CV
SOFOM ER, 8.00%,
1/21/2028(a) 350,000 11,375
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(a) 830,000 423,234
434,609
Diversified Telecommunication Services 0.8%
Total Play
Telecomunicaciones
SA de CV, 7.50%,
11/12/2025(a) 520,000 454,038
Hotels, Restaurants & Leisure 0.3%
Grupo Posadas SAB
de CV, 4.00%,
12/30/2027(a)(c)(d) 249,744 150,429
1,918,751
MOLDOVA, REPUBLIC OF 0.4%
Food Products 0.4%
Aragvi Finance
International DAC,
8.45%, 4/29/2026(a) 360,000 258,516
NETHERLANDS 0.6%
Construction & Engineering 0.6%
Promontoria Holding 264
BV
6.38%, 3/1/2027(a) EUR 220,000 190,651
7.88%, 3/1/2027(a) 205,000 187,445
378,096
NIGERIA 0.5%
Diversified Telecommunication Services 0.5%
IHS Holding Ltd.
5.63%, 11/29/2026(a) 200,000 165,928
6.25%, 11/29/2028(a) 200,000 163,936
329,864
PARAGUAY 1.0%
Food Products 1.0%
Frigorifico Concepcion SA,
7.70%, 7/21/2028(a) 745,000 599,725
PERU 0.5%
Metals & Mining 0.5%
Minsur SA, 4.50%,
10/28/2031(a) 345,000 291,083

Nationwide Amundi Global High Yield Fund - July 31, 2022 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
PORTUGAL 2.2%
Airlines 2.2%
Transportes Aereos
Portugueses SA, 5.63%,
12/2/2024(a) EUR 1,500,000 1,348,007
RUSSIA 0.0%
†
Banks 0.0%
†
Sovcombank
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025^∞(a)(e)(f) 325,000 0
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.36%), 7.60%,
2/17/2027^∞(a)(e)(f) 530,000 0
0
SINGAPORE 1.3%
Consumer Finance 1.3%
Avation Capital SA, 8.25%,
10/31/2026(a)(c) 989,341 738,980
SOUTH AFRICA 0.6%
Chemicals 0.6%
Sasol Financing USA LLC,
5.50%, 3/18/2031 445,000 362,898
SPAIN 1.7%
Electric Utilities 0.6%
ContourGlobal Power
Holdings SA
2.75%, 1/1/2026(a) EUR 290,000 256,159
3.13%, 1/1/2028(a) EUR 150,000 121,343
377,502
Hotels, Restaurants & Leisure 1.1%
eDreams ODIGEO SA,
5.50%, 7/15/2027(a) EUR 415,000 360,528
Food Service Project SA,
5.50%, 1/21/2027(a) EUR 330,000 287,882
648,410
1,025,912
SWITZERLAND 0.7%
Consumer Finance 0.7%
VistaJet Malta Finance plc
7.88%, 5/1/2027(a) 280,000 257,446
6.38%, 2/1/2030(a)(b) 205,000 178,457
435,903
TURKEY 2.1%
Airlines 0.8%
Pegasus Hava
Tasimaciligi A/S, 9.25%,
4/30/2026(a) 540,000 489,650
Corporate Bonds
Principal
Amount ($) Value ($)
TURKEY
Metals & Mining 1.3%
Eldorado Gold Corp.,
6.25%, 9/1/2029(a)(b) 1,010,000 805,637
1,295,287
UKRAINE 0.6%
Metals & Mining 0.6%
Metinvest BV, 7.75%,
10/17/2029(a) 865,000 337,350
UNITED ARAB EMIRATES 0.5%
Energy Equipment & Services 0.5%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(a)(b) 371,000 289,380
UNITED KINGDOM 3.3%
Capital Markets 0.8%
Sherwood Financing plc,
6.00%, 11/15/2026(a) GBP 495,000 482,249
Insurance 0.2%
Galaxy Bidco Ltd., 6.50%,
7/31/2026(a) GBP 125,000 135,709
Oil, Gas & Consumable Fuels 2.3%
Harbour Energy plc,
5.50%, 10/15/2026(a) 620,000 564,919
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(a) 555,000 536,352
SCC Power plc
8.00%, 12/31/2028(a)(c) 700,602 276,582
4.00%, 5/17/2032(a)(c) 379,492 34,745
1,412,598
2,030,556
UNITED STATES 44.7%
Air Freight & Logistics 1.3%
Western Global Airlines
LLC, 10.38%,
8/15/2025(a) 820,000 766,487
Auto Components 1.2%
Dealer Tire LLC, 8.00%,
2/1/2028(a) 388,000 348,191
JB Poindexter & Co., Inc.,
7.13%, 4/15/2026(a) 380,000 370,778
718,969
Building Products 0.3%
Oscar AcquisitionCo LLC,
9.50%, 4/15/2030(a) 245,000 199,778
Chemicals 2.8%
Koppers, Inc., 6.00%,
2/15/2025(a) 499,000 475,412
Mativ, Inc., 6.88%,
10/1/2026(a)(b) 576,000 506,822
Rain CII Carbon LLC,
7.25%, 4/1/2025(a) 331,000 312,795
SCIL IV LLC
4.38%, 11/1/2026(a) EUR 230,000 194,522

8 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals
5.38%, 11/1/2026(a)(b) 265,000 221,690
1,711,241
Commercial Services & Supplies 2.3%
Allied Universal
Holdco LLC, 9.75%,
7/15/2027(a)(b) 585,000 535,603
APX Group, Inc., 5.75%,
7/15/2029(a) 500,000 417,039
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(a) 460,000 421,673
1,374,315
Communications Equipment 1.1%
CommScope, Inc., 6.00%,
3/1/2026(a) 263,000 255,662
Plantronics, Inc., 4.75%,
3/1/2029(a) 400,000 403,000
658,662
Construction & Engineering 1.0%
Artera Services LLC,
9.03%, 12/4/2025(a) 710,000 576,875
Consumer Finance 0.8%
Ford Motor Credit Co.
LLC, 4.13%, 8/17/2027 520,000 493,324
Diversified Consumer Services 0.6%
Sotheby's, 7.38%,
10/15/2027(a)(b) 375,000 360,839
Diversified Telecommunication Services 2.0%
CCO Holdings LLC,
4.75%, 2/1/2032(a) 555,000 490,134
Lumen Technologies, Inc.,
4.50%, 1/15/2029(a)(b) 420,000 332,850
Windstream Escrow LLC,
7.75%, 8/15/2028(a) 400,000 358,160
1,181,144
Electric Utilities 0.7%
NRG Energy, Inc., 3.88%,
2/15/2032(a) 495,000 423,091
Electrical Equipment 0.4%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(a) EUR 340,000 262,251
Energy Equipment & Services 2.4%
Exterran Energy Solutions
LP, 8.13%, 5/1/2025(b) 633,000 604,410
Nabors Industries Ltd.,
7.50%, 1/15/2028(a) 570,000 495,843
Nabors Industries, Inc.,
7.38%, 5/15/2027(a) 85,000 84,150
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Energy Equipment & Services
Transocean Sentry Ltd.,
5.38%, 5/15/2023(a) 256,340 244,163
1,428,566
Equity Real Estate Investment Trusts (REITs) 0.9%
Uniti Group LP, 6.00%,
1/15/2030(a) 735,000 524,845
Food & Staples Retailing 0.8%
US Foods, Inc.
4.75%, 2/15/2029(a) 345,000 322,035
4.63%, 6/1/2030(a)(b) 160,000 146,600
468,635
Health Care Providers & Services 1.3%
LifePoint Health, Inc.,
5.38%, 1/15/2029(a) 100,000 77,160
Surgery Center Holdings,
Inc., 10.00%,
4/15/2027(a)(b) 273,000 277,813
US Acute Care Solutions
LLC, 6.38%, 3/1/2026(a) 265,000 246,450
US Renal Care, Inc.,
10.63%, 7/15/2027(a) 456,000 209,760
811,183
Hotels, Restaurants & Leisure 3.3%
Carnival plc, 1.00%,
10/28/2029 EUR 303,000 175,435
Hilton Grand Vacations
Borrower Escrow LLC,
5.00%, 6/1/2029(a)(b) 330,000 291,992
Mohegan Gaming &
Entertainment, 8.00%,
2/1/2026(a)(b) 480,000 429,600
NCL Corp. Ltd.
5.88%, 3/15/2026(a) 395,000 322,150
7.75%, 2/15/2029(a)(b) 180,000 144,288
NCL Finance Ltd., 6.13%,
3/15/2028(a) 110,000 85,033
Viking Cruises Ltd., 5.88%,
9/15/2027(a) 398,000 323,897
VOC Escrow Ltd., 5.00%,
2/15/2028(a) 285,000 252,878
2,025,273
Household Durables 0.6%
Beazer Homes USA, Inc.,
7.25%, 10/15/2029(b) 375,000 341,959
Household Products 0.3%
Energizer Holdings, Inc.,
6.50%, 12/31/2027(a)(b) 195,000 180,618
Independent Power and Renewable Electricity Producers
0.5%
Clearway Energy
Operating LLC, 3.75%,
2/15/2031(a) 310,000 271,443

Nationwide Amundi Global High Yield Fund - July 31, 2022 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Machinery 0.3%
Park-Ohio Industries, Inc.,
6.63%, 4/15/2027 255,000 203,362
Media 3.0%
Clear Channel Outdoor
Holdings, Inc.
7.75%, 4/15/2028(a)(b) 175,000 140,756
7.50%, 6/1/2029(a)(b) 440,000 354,200
CSC Holdings LLC,
4.63%, 12/1/2030(a) 400,000 304,000
McGraw-Hill Education,
Inc., 8.00%, 8/1/2029(a) 653,000 548,520
Stagwell Global LLC,
5.63%, 8/15/2029(a) 581,000 486,576
1,834,052
Metals & Mining 1.7%
Coeur Mining, Inc., 5.13%,
2/15/2029(a) 380,000 255,075
Constellium SE, 3.13%,
7/15/2029(a) EUR 503,000 404,076
TMS International Corp.,
6.25%, 4/15/2029(a) 560,000 373,296
1,032,447
Oil, Gas & Consumable Fuels 4.8%
Aethon United BR LP,
8.25%, 2/15/2026(a) 275,000 284,226
Ascent Resources Utica
Holdings LLC, 5.88%,
6/30/2029(a) 325,000 285,500
Delek Logistics Partners
LP, 7.13%, 6/1/2028(a) 425,000 387,812
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 400,000 360,000
EnLink Midstream
Partners LP, 5.45%,
6/1/2047 377,000 287,306
Harvest Midstream I LP,
7.50%, 9/1/2028(a) 364,000 347,736
Occidental Petroleum
Corp., 4.40%, 4/15/2046 515,000 437,695
Tap Rock Resources LLC,
7.00%, 10/1/2026(a)(b) 440,000 415,800
2,806,075
Pharmaceuticals 1.2%
P&L Development LLC,
7.75%, 11/15/2025(a) 315,000 211,050
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(a) 585,000 471,410
682,460
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Road & Rail 1.6%
Carriage Purchaser, Inc.,
7.88%, 10/15/2029(a) 765,000 532,932
PECF USS Intermediate
Holding III Corp., 8.00%,
11/15/2029(a) 505,000 405,263
938,195
Software 1.5%
GoTo Group, Inc., 5.50%,
9/1/2027(a) 570,000 415,975
Minerva Merger Sub, Inc.,
6.50%, 2/15/2030(a) 563,000 509,515
925,490
Specialty Retail 1.7%
Party City Holdings, Inc.,
8.75%, 2/15/2026(a)(b) 547,000 331,240
Staples, Inc., 7.50%,
4/15/2026(a) 246,000 217,710
White Cap Buyer LLC,
6.88%, 10/15/2028(a) 550,000 464,739
1,013,689
Technology Hardware, Storage & Peripherals 0.5%
Diebold Nixdorf, Inc.
8.50%, 4/15/2024 555,000 266,555
9.38%, 7/15/2025(a) 55,000 42,763
309,318
Thrifts & Mortgage Finance 2.9%
Freedom Mortgage Corp.
8.13%, 11/15/2024(a)(b) 354,000 316,830
6.63%, 1/15/2027(a) 265,000 203,298
Provident Funding
Associates LP, 6.38%,
6/15/2025(a) 565,000 509,206
United Wholesale
Mortgage LLC
5.75%, 6/15/2027(a) 530,000 461,195
5.50%, 4/15/2029(a) 321,000 275,450
1,765,979
Trading Companies & Distributors 0.9%
Beacon Roofing
Supply, Inc., 4.13%,
5/15/2029(a)(b) 345,000 305,325
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(a) 225,000 227,162
532,487
26,823,052

10 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
ZAMBIA 0.5%
Metals & Mining 0.5%
First Quantum Minerals
Ltd., 6.88%,
10/15/2027(a) 300,000 285,750
Total Corporate Bonds
(cost $66,580,391) 53,792,490
Common Stock 0.4%
Shares
MEXICO 0.4%
Airlines 0.4%
Grupo Aeromexico SAB
de CV * 27,837 270,375
Total Common Stock
(cost $455,000) 270,375
Warrants 0.0%
†
Number of Warrants
SINGAPORE 0.0%
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026*∞ 24,413 0
Total Warrants 0
Loan Participations 3.7%
Principal
Amount ($)
UNITED STATES 3.7%
Airlines 0.5%
LATAM Airlines Group
SA Tranch A, (SOFR +
7.50%), 9.67%, 8/8/2022
(f) 320,000 318,000
Auto Components 1.4%
First Brands Group, LLC,
1st Lien Term Loan
B, (SOFR + 5.00%),
8.37%, 3/30/2027 (f) 867,612 823,798
Metal Fabrication/Hardware 0.5%
Grinding Media Inc.
(Molycop Ltd.), 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
4.80%, 10/12/2028 (f) 327,525 305,417
Oil & Gas Services 1.3%
ProFrac Holdings II, LLC,
1st Lien Term Loan,,
(SOFR + 8.50%),
10.01%, 3/4/2025 (f) 804,333 788,246
Total Loan Participations
(cost $2,297,954)
2,235,461
Convertible Bonds 1.6%
Principal
Amount ($) Value ($)
Airlines 0.9%
GOL Equity Finance SA,
3.75%, 7/15/2024 (a) 428,000 230,131
Spirit Airlines, Inc., 1.00%,
5/15/2026 321,000 288,740
518,871
Hotels, Restaurants & Leisure 0.3%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028 (g) 315,000 189,315
Semiconductors & Semiconductor Equipment 0.4%
Enphase Energy, Inc.,
0.00%, 3/1/2028 (g) 194,000 239,396
Total Convertible Bond
(cost  $1,226,282) 947,582
Repurchase Agreement 8.1%
CF Secured, LLC 2.24%,
dated 7/29/2022, due
8/1/2022, repurchase
price $4,876,983,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$4,974,522. (h) 4,876,072 4,876,072
Total Repurchase
Agreement
(cost $4,876,072)
4,876,072
Total Investments
(cost $75,550,699) — 103.3% 62,216,742
Liabilities in excess of other assets — (3.3)% (2,003,314)
NET ASSETS — 100.0%
$ 60,213,428

Nationwide Amundi Global High Yield Fund - July 31, 2022 (Unaudited) - Statement of Investments - 11
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2022 was
$49,380,899 which represents 82.01% of net assets.
(b) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $4,725,879, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$4,876,072.
(c) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2022.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2022. The
maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2022.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $4,876,072.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Currency:
EUR Euro
GBP British Pound
MXN Mexican Peso
USD United States Dollar

12 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
38-V2 5.00 Quarterly 6/20/2027 4.69 USD 24,850,000 (55,219) (379,806) (435,025)
(55,219) (379,806) (435,025)
As of July 31, 2022, the Fund had $1,388,635 segregated as collateral for credit default swap contracts.
1
The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of July 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
EUR 460,000 USD 469,335 Brown Brothers Harriman Co. 8/25/2022 1,575
Total unrealized appreciation 1,575
USD 7,397,719 EUR 7,250,000 Brown Brothers Harriman Co. 8/25/2022 (24,228)
USD 1,013,205 GBP 845,000 Brown Brothers Harriman Co. 8/25/2022 (16,392)
Total unrealized depreciation (40,620)
Net unrealized depreciation (39,045)
Currency:
EUR Euro
GBP British pound
USD United States dollar

Nationwide Amundi Global High Yield Fund - July 31, 2022 (Unaudited) - Statement of Investments - 13
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

14 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Security $ – $ 94,762 $ – $ 94,762
Common Stock 270,375 – – 270,375
Convertible Bonds – 947,582 – 947,582
  Corporate Bonds
Aerospace & Defense – 448,625 – 448,625
Air Freight & Logistics – 766,487 – 766,487
Airlines – 3,448,707 – 3,448,707
Auto Components – 718,969 – 718,969
Banks – – – –
Biotechnology – 115,874 – 115,874
Building Products – 199,778 – 199,778
Capital Markets – 883,053 – 883,053
Chemicals – 2,296,210 – 2,296,210
Commercial Services & Supplies – 2,458,783 – 2,458,783
Communications Equipment – 658,662 – 658,662
Construction & Engineering – 954,971 – 954,971
Consumer Finance – 3,348,941 – 3,348,941
Containers & Packaging – 433,059 – 433,059
Diversified Consumer Services – 360,839 – 360,839
Diversified Financial Services – 425,488 – 425,488
Diversified Telecommunication Services – 2,285,990 – 2,285,990
Electric Utilities – 800,593 – 800,593
Electrical Equipment – 262,251 – 262,251
Energy Equipment & Services – 1,717,946 – 1,717,946
Equity Real Estate Investment Trusts
(REITs) – 524,845 – 524,845
Food & Staples Retailing – 468,635 – 468,635
Food Products – 858,241 – 858,241
Health Care Providers & Services – 1,223,627 – 1,223,627
Hotels, Restaurants & Leisure – 3,199,204 – 3,199,204
Household Durables – 341,959 – 341,959
Household Products – 180,618 – 180,618
Independent Power and Renewable
Electricity Producers – 271,443 – 271,443
Insurance – 135,709 – 135,709
Machinery – 203,362 – 203,362
Marine – 887,330 – 887,330
Media – 1,834,052 – 1,834,052
Metals & Mining – 3,417,157 – 3,417,157
Oil, Gas & Consumable Fuels – 8,453,709 – 8,453,709
Pharmaceuticals – 1,695,562 – 1,695,562
Real Estate Management & Development – 589,682 – 589,682
Road & Rail – 1,416,995 – 1,416,995
Software – 925,490 – 925,490
Specialty Retail – 1,448,060 – 1,448,060
Technology Hardware, Storage &
Peripherals – 309,318 – 309,318
Thrifts & Mortgage Finance – 1,765,979 – 1,765,979
Trading Companies & Distributors – 532,487 – 532,487
Water Utilities – 523,800 – 523,800
Total Corporate Bonds $ – $ 53,792,490 $ – $ 53,792,490
Forward Foreign Currency Contracts – 1,575 – 1,575
Loan Participations   – 2,235,461 – 2,235,461
Repurchase Agreement – 4,876,072 – 4,876,072
Warrants – – – –
Total Assets $ 270,375 $ 61,947,942 $ – $ 62,218,317
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (379,806) $ – $ (379,806)

Nationwide Amundi Global High Yield Fund - July 31, 2022 (Unaudited) - Statement of Investments - 15
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and forward foreign currency contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
Level 1 Level 2 Level 3 Total
Liabilities:
Forward Foreign Currency Contracts $ – $ (40,620) $ – $ (40,620)
Total Liabilities $ – $ (420,426) $ – $ (420,426)
Total $ 270,375 $ 61,527,516 $ – $ 61,797,891
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of July 31, 2022, the Fund held two Corporate Bonds investments that were categorized as Level 3 investments which were each valued at $0.
Corporate
Bonds Total
Balance as of 10/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
855,000 855,000
Sales — —
Change in Unrealized Appreciation/Depreciation (855,000) (855,000)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 7/31/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2022 $ (855,000) $ (855,000)
* Purchases include all purchases of securities and securities received in corporate actions.

16 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2022 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 1,575
Total $ 1,575

Nationwide Amundi Global High Yield Fund - July 31, 2022 (Unaudited) - Statement of Investments - 17
Liabilities: Fair Value
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (379,806)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (40,620)
Total $ (420,426)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Asset-Backed Securities 6.8%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 0.9%
Other 0.9%
MF1 Ltd., Series 2021-
FL7, Class D, 4.71%,
10/16/2036(a)(b) 800,000 751,644
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 3.53%,
2/20/2030(a)(b) 350,000 330,774
1,082,418
UNITED STATES 5.9%
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 150,000 123,602
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 158,404 150,369
273,971
Automobiles 1.8%
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(b) 290,000 268,933
Series 2021-2, Class F,
4.19%, 2/15/2029(b) 240,000 222,868
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(b) 770,000 726,627
Series 2021-3, Class F,
3.69%, 2/26/2029(b) 550,000 510,664
Santander Bank Auto
Credit-Linked Notes,
Series 2022-A, Class D,
9.97%, 5/15/2032(b) 625,000 622,620
2,351,712
Credit Card 0.6%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(b) 725,000 708,491
Other 3.3%
Arbor Realty Commercial
Real Estate Notes Ltd.,
Series 2021-FL4, Class
E, 5.40%, 11/15/2036(a)
(b) 775,000 715,396
Blackbird Capital Aircraft,
Series 2021-1A, Class
B, 3.45%, 7/15/2046(b) 1,126,299 919,478
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 892,396
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 711,149
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 327,617
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 559,028
Tricon American Homes
Trust, Series 2017-
SFR2, Class F, 5.10%,
1/17/2036(b) 140,000 138,006
4,263,070
7,597,244
Total Asset-Backed Securities
(cost  $9,518,839) 8,679,662
Collateralized Mortgage Obligations 19.1%
BERMUDA 5.4%
Bellemeade RE Ltd.,
Series 2021-3A,
Class B1, 5.36%,
9/25/2031(a)(b) 1,030,000 916,853
Eagle RE Ltd.
Series 2020-2,
Class B1, 9.26%,
10/25/2030(a)(b) 760,000 766,463
Series 2021-2, Class
M2, 5.76%, 4/25/2034(a)
(b) 1,370,000 1,263,087
Home RE Ltd., Series
2020-1, Class B1,
9.26%, 10/25/2030(a)(b) 160,000 160,836
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
6.61%, 7/25/2029(a)(b) 1,520,000 1,487,450
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 5.91%,
4/25/2034(a)(b) 700,000 641,462
Radnor RE Ltd., Series
2021-1, Class M2,
4.66%, 12/27/2033(a)(b) 1,230,000 1,115,431
Traingle Re Ltd., Series
2020-1, Class B1,
10.01%, 10/25/2030(a)
(b) 150,000 151,116
Triangle Re Ltd., Series
2021-3, Class B1,
6.46%, 2/25/2034(a)(b) 440,000 397,707
6,900,405
0

Nationwide Amundi Strategic Income Fund - July 31, 2022 (Unaudited) - Statement of Investments - 19
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES 13.7%
Connecticut Avenue
Securities Trust
Series 2021-R01,
Class 1B2, 7.51%,
10/25/2041(a)(b) 890,000 785,329
Series 2022-R01,
Class 1B2, 7.51%,
12/25/2041(a)(b) 880,000 771,426
Series 2022-R02,
Class 2M2, 4.51%,
1/25/2042(a)(b) 2,330,000 2,212,293
Series 2022-R04,
Class 1B2, 11.01%,
3/25/2042(a)(b) 420,000 405,536
FARM Mortgage Trust,
Series 2021-1, Class B,
3.24%, 7/25/2051(a)(b) 329,914 235,358
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 37,343 1,264
Series 3927, Class AI,
IO, 4.50%, 8/15/2026 60,988 1,132
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 217,974 10,924
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 568,258 29,946
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 68,688 2,403
FHLMC STACR REMIC
Trust
Series 2021-HQA1,
Class B2, 6.51%,
8/25/2033(a)(b) 955,000 756,862
Series 2021-HQA3,
Class B2, 7.76%,
9/25/2041(a)(b) 830,000 695,922
Series 2021-DNA7,
Class B2, 9.31%,
11/25/2041(a)(b) 1,230,000 1,040,661
Series 2021-HQA4,
Class B2, 8.51%,
12/25/2041(a)(b) 300,000 251,426
Series 2022-DNA1,
Class B2, 8.61%,
1/25/2042(a)(b) 950,000 796,312
Series 2022-DNA2,
Class B2, 10.01%,
2/25/2042(a)(b) 690,000 614,832
Series 2020-DNA5,
Class B2, 13.01%,
10/25/2050(a)(b) 145,000 171,910
Series 2020-DNA6,
Class B2, 7.16%,
12/25/2050(a)(b) 790,000 685,668
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 13.26%,
10/25/2048(a)(b) 1,090,000 1,181,520
Series 2019-HRP1,
Class B1, 6.31%,
2/25/2049(a)(b) 1,100,000 1,090,755
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2015-HQ1, Class
B, 13.01%, 3/25/2025(a) 209,199 210,847
Series 2022-HQA2,
Class M2, 7.52%,
7/25/2042(a)(b) 330,000 332,888
Series 2020-HQA5,
Class B2, 8.91%,
11/25/2050(a)(b) 630,000 606,726
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.21%,
6/1/2051(a)(b) 45,610,434 429,149
FNMA, Series 2021-R02,
Class 2B2, 7.71%,
11/25/2041(a)(b) 300,000 256,697
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 267,217 13,475
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 268,956 13,815
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 276,303 13,086
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 59,608 4,756
GNMA REMICS
Series 2013-84,
Class SC, IO, 4.44%,
3/16/2040(a) 60,293 4,562
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 80,080 8,881
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 113,304 16,895
Series 2016-5, Class
CS, IO, 4.02%,
1/20/2046(a) 115,913 13,620
Series 2016-20,
Class SB, IO, 3.97%,
2/20/2046(a) 113,890 13,332
Series 2016-17,
Class JS, IO, 3.97%,
2/20/2046(a) 90,323 11,154
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 68,319 12,382
Series 2016-88,
Class SM, IO, 3.97%,
7/20/2046(a) 124,429 18,679
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 105,241 22,721
Series 2016-118,
Class DS, IO, 3.97%,
9/20/2046(a) 144,341 25,823
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 71,998 12,827

20 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,295,469 236,068
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 457,992 78,980
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 17,120,008 177,875
JP Morgan Mortgage Trust
Series 2021-10, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 32,108,009 178,704
Series 2021-8, Class
AX1, IO, 0.13%,
12/25/2051(a)(b) 28,632,084 159,343
STACR Trust
Series 2018-HRP2,
Class B1, 6.46%,
2/25/2047(a)(b) 1,310,000 1,325,647
Series 2018-HRP2,
Class B2, 12.76%,
2/25/2047(a)(b) 1,380,000 1,507,897
Verus Securitization Trust
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)
(b) 100,000 97,480
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)
(b) 100,000 96,734
17,642,522
0
Total Collateralized Mortgage Obligations
(cost $25,765,344) 24,542,927
Commercial Mortgage-Backed Securities 8.2%
UNITED STATES 8.2%
BX Commercial Mortgage
Trust , Series 2021-
VOLT, Class F, 4.40%,
9/15/2036(a)(b) 500,000 470,797
BX Trust , Series 2021-
ARIA, Class D, 3.89%,
10/15/2036(a)(b) 1,500,000 1,395,571
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.47%,
10/10/2048(a) 1,350,000 1,152,710
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.56%, 11/15/2048(a) 250,000 222,014
FHLMC Multifamily
Structured Credit Risk
REMICS
Series 2021-MN1, Class
M2, 5.26%, 1/25/2051(a)
(b) 700,000 611,627
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2021-MN3,
Class M2, 5.51%,
11/25/2051(a)(b) 815,000 713,759
GS Mortgage Securities
Corp. Trust
Series 2021-IP, Class D,
4.10%, 10/15/2036(a)(b) 350,000 323,737
Series 2021-IP, Class E,
5.55%, 10/15/2036(a)(b) 150,000 142,633
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 1,048,394
Med Trust , Series 2021-
MDLN, Class F, 6.00%,
11/15/2038(a)(b) 935,000 873,415
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 820,000 682,624
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 5.51%,
10/15/2049(a)(b) 499,345 466,892
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,565,646
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.43%, 10/15/2050(a) 810,000 735,736
Wells Fargo Commercial
Mortgage Trust , Series
2016-NXS5, Class D,
4.98%, 1/15/2059(a) 125,000 113,987
Total Commercial Mortgage-Backed Securities
(cost $11,466,684) 10,519,542
Corporate Bonds 50.9%
AUSTRALIA 0.7%
Metals & Mining 0.7%
FMG Resources August
2006 Pty. Ltd.
4.38%, 4/1/2031(b) 403,000 349,850
6.13%, 4/15/2032(b) 510,000 484,755
834,605
BRAZIL 3.6%
Airlines 0.9%
Gol Finance SA, 8.00%,
6/30/2026(b) 1,825,000 1,206,104
Auto Components 0.5%
Iochpe-Maxion Austria
GmbH, 5.00%,
5/7/2028(b) 735,000 636,341

Nationwide Amundi Strategic Income Fund - July 31, 2022 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
BRAZIL
Electric Utilities 0.7%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(b) 995,000 866,005
Food Products 0.8%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 1,210,000 998,250
Oil, Gas & Consumable Fuels 0.7%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 1,080,000 865,091
4,571,791
CAMEROON 0.3%
Oil, Gas & Consumable Fuels 0.3%
Golar LNG Ltd., 7.00%,
10/20/2025(b) 346,055 320,101
CANADA 3.1%
Banks 1.1%
Bank of Nova Scotia
(The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.05%), 4.59%,
5/4/2037(c) 1,455,000 1,358,604
Chemicals 0.5%
NOVA Chemicals Corp.,
5.25%, 6/1/2027(b)(d) 635,000 608,965
Multi-Utilities 0.5%
Algonquin Power & Utilities
Corp., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(c) 705,000 622,586
Oil, Gas & Consumable Fuels 1.0%
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(b) 616,000 579,040
Vermilion Energy, Inc.,
6.88%, 5/1/2030(b) 680,000 656,118
1,235,158
3,825,313
FINLAND 0.3%
Banks 0.3%
Nordea Bank Abp,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(c)(e) 455,000 351,398
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE 2.0%
Banks 1.4%
Societe Generale SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(c) 1,400,000 1,374,087
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.90%), 4.03%,
1/21/2043(b)(c) 670,000 475,165
1,849,252
Diversified Telecommunication Services 0.6%
Altice France SA, 5.13%,
7/15/2029(b)(d) 930,000 795,941
2,645,193
GERMANY 0.9%
Pharmaceuticals 0.9%
Gruenenthal GmbH,
4.13%, 5/15/2028(b) EUR 1,190,000 1,097,612
GHANA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Tullow Oil plc, 10.25%,
5/15/2026(b) 855,000 800,494
HONG KONG 0.8%
Marine 0.8%
Seaspan Corp.
Reg. S, 6.50%,
4/29/2026(b) 900,000 859,500
5.50%, 8/1/2029(b)(d) 185,000 144,763
1,004,263
IRELAND 0.4%
Consumer Finance 0.4%
AerCap Ireland Capital
DAC, 3.30%, 1/30/2032 545,000 457,724
ISRAEL 0.3%
Pharmaceuticals 0.3%
Teva Pharmaceutical
Finance Netherlands II
BV
6.00%, 1/31/2025 EUR 300,000 314,629
3.75%, 5/9/2027 EUR 120,000 113,738
428,367
ITALY 3.4%
Banks 0.9%
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(c) 1,260,000 1,127,172
Electric Utilities 1.5%
Enel Finance International
NV, 5.00%, 6/15/2032(b) 1,915,000 1,874,683

22 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
ITALY
Household Durables 0.4%
International Design
Group SpA, 6.50%,
11/15/2025(b) EUR 585,000 547,078
Specialty Retail 0.6%
Shiba Bidco SpA, 4.50%,
10/31/2028(b) EUR 855,000 742,775
4,291,708
JAPAN 1.6%
Capital Markets 1.6%
Nomura Holdings, Inc.,
5.61%, 7/6/2029 2,000,000 2,062,595
LUXEMBOURG 0.7%
Biotechnology 0.7%
Cidron Aida Finco Sarl,
5.00%, 4/1/2028(b) EUR 1,027,000 923,478
MEXICO 2.2%
Airlines 0.9%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(b) 1,210,000 1,150,710
Diversified Telecommunication Services 0.4%
Total Play
Telecomunicaciones
SA de CV, 6.38%,
9/20/2028(b) 665,000 520,881
Hotels, Restaurants & Leisure 0.2%
Grupo Posadas SAB
de CV, 4.00%,
12/30/2027(b)(f)(g) 440,606 265,391
Oil, Gas & Consumable Fuels 0.7%
Petroleos Mexicanos,
6.70%, 2/16/2032 1,076,000 861,876
2,798,858
NETHERLANDS 1.9%
Banks 0.9%
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(c)(e) 1,510,000 1,115,614
Construction & Engineering 1.0%
Promontoria Holding 264
BV
6.38%, 3/1/2027(b) EUR 745,000 645,614
7.88%, 3/1/2027(b) 690,000 630,911
1,276,525
2,392,139
SINGAPORE 0.7%
Consumer Finance 0.7%
Avation Capital SA, 8.25%,
10/31/2026(b)(f) 1,224,298 914,479
Corporate Bonds
Principal
Amount ($) Value ($)
SOUTH AFRICA 0.4%
Metals & Mining 0.4%
Anglo American Capital
plc, 4.75%, 3/16/2052(b) 580,000 504,636
SPAIN 0.2%
Biotechnology 0.2%
Grifols Escrow Issuer SA,
4.75%, 10/15/2028(b)(d) 290,000 257,018
SWITZERLAND 0.8%
Consumer Finance 0.8%
VistaJet Malta Finance plc
7.88%, 5/1/2027(b)(d) 445,000 409,155
6.38%, 2/1/2030(b)(d) 655,000 570,191
979,346
UNITED ARAB EMIRATES 0.3%
Energy Equipment & Services 0.3%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(b)(d) 490,000 382,200
UNITED KINGDOM 1.8%
Banks 0.6%
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.35%), 3.03%,
11/28/2035(c) 1,030,000 838,528
Hotels, Restaurants & Leisure 0.3%
Deuce Finco plc, 5.50%,
6/15/2027(b) GBP 370,000 380,745
Oil, Gas & Consumable Fuels 0.9%
Harbour Energy plc,
5.50%, 10/15/2026(b) 1,000,000 911,160
SCC Power plc
8.00%, 12/31/2028(b)(f) 703,759 277,829
4.00%, 5/17/2032(b)(f) 381,203 34,901
1,223,890
2,443,163
UNITED STATES 23.9%
Aerospace & Defense 0.5%
Boeing Co. (The), 5.81%,
5/1/2050 590,000 586,126
Air Freight & Logistics 0.6%
Western Global Airlines
LLC, 10.38%,
8/15/2025(b) 880,000 822,571
Airlines 0.2%
American Airlines, Inc.,
5.75%, 4/20/2029(b) 190,000 181,925
Auto Components 0.5%
Dealer Tire LLC, 8.00%,
2/1/2028(b) 757,000 679,332
Banks 2.9%
JPMorgan Chase & Co.,
(SOFR + 2.08%),
4.91%, 7/25/2033(c) 1,010,000 1,053,135

Nationwide Amundi Strategic Income Fund - July 31, 2022 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
Truist Financial Corp.,
(SOFR + 2.24%),
4.92%, 7/28/2033(c) 1,255,000 1,266,024
US Bancorp, (SOFR
+ 2.11%), 4.97%,
7/22/2033(c) 700,000 726,421
Wells Fargo & Co., (SOFR
+ 1.50%), 3.35%,
3/2/2033(c) 745,000 684,126
3,729,706
Building Products 0.9%
Fortune Brands Home &
Security, Inc., 4.50%,
3/25/2052 185,000 148,434
MIWD Holdco II LLC,
5.50%, 2/1/2030(b) 65,000 55,007
Standard Industries, Inc.,
4.38%, 7/15/2030(b) 1,035,000 904,052
1,107,493
Capital Markets 0.6%
Morgan Stanley, (SOFR
+ 2.62%), 5.30%,
4/20/2037(c) 715,000 720,268
Chemicals 1.3%
Albemarle Corp., 5.65%,
6/1/2052 960,000 965,341
Celanese US Holdings
LLC, 6.38%, 7/15/2032 400,000 410,832
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(b)(d) 505,000 352,237
1,728,410
Commercial Services & Supplies 0.6%
Allied Universal Holdco
LLC
3.63%, 6/1/2028(b) EUR 480,000 406,571
4.63%, 6/1/2028(b) 225,000 196,312
6.00%, 6/1/2029(b) 310,000 238,313
841,196
Communications Equipment 1.2%
Motorola Solutions, Inc.,
5.60%, 6/1/2032 1,475,000 1,529,961
Construction & Engineering 0.4%
Artera Services LLC,
9.03%, 12/4/2025(b) 585,000 475,312
Consumer Finance 1.8%
Ford Motor Credit Co. LLC
2.33%, 11/25/2025 EUR 1,110,000 1,076,279
3.63%, 6/17/2031 1,500,000 1,272,240
2,348,519
Diversified Telecommunication Services 0.5%
Windstream Escrow LLC,
7.75%, 8/15/2028(b) 650,000 582,010
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities 0.5%
NRG Energy, Inc., 3.88%,
2/15/2032(b) 815,000 696,605
Electrical Equipment 0.4%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(b) EUR 610,000 470,509
Electronic Equipment, Instruments & Components 0.6%
Belden, Inc., 3.38%,
7/15/2031(b) EUR 950,000 793,750
Energy Equipment & Services 0.4%
Transocean Sentry Ltd.,
5.38%, 5/15/2023(b) 586,666 558,800
Equity Real Estate Investment Trusts (REITs) 1.3%
HAT Holdings I LLC,
3.38%, 6/15/2026(b) 586,000 516,234
Uniti Group LP, 6.00%,
1/15/2030(b)(d) 1,550,000 1,106,816
1,623,050
Health Care Providers & Services 0.3%
US Acute Care Solutions
LLC, 6.38%, 3/1/2026(b) 485,000 451,050
Hotels, Restaurants & Leisure 0.6%
Genting New York LLC,
3.30%, 2/15/2026(b) 340,000 309,182
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(b) 505,000 436,146
745,328
Household Durables 0.3%
TopBuild Corp., 4.13%,
2/15/2032(b) 340,000 295,833
Insurance 1.2%
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(b)(c) 1,070,000 1,072,701
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 515,416
1,588,117
Machinery 0.4%
Hillenbrand, Inc., 3.75%,
3/1/2031 375,000 313,154
Park-Ohio Industries, Inc.,
6.63%, 4/15/2027(d) 320,000 255,200
568,354
Media 1.1%
CSC Holdings LLC,
4.63%, 12/1/2030(b) 800,000 608,000
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b) 322,000 29,785

24 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media
Stagwell Global LLC,
5.63%, 8/15/2029(b)(d) 897,000 751,220
1,389,005
Metals & Mining 0.4%
Coeur Mining, Inc., 5.13%,
2/15/2029(b) 460,000 308,775
Novelis Corp., 3.88%,
8/15/2031(b)(d) 205,000 175,275
TMS International Corp.,
6.25%, 4/15/2029(b) 194,000 129,321
613,371
Oil, Gas & Consumable Fuels 2.3%
Boardwalk Pipelines LP,
3.60%, 9/1/2032 185,000 162,394
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(c)(e) 1,698,000 1,528,200
EnLink Midstream LLC,
5.38%, 6/1/2029 871,000 827,084
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(b) 587,000 564,003
3,081,681
Pharmaceuticals 0.2%
Organon & Co., 2.88%,
4/30/2028(b) EUR 315,000 292,971
Professional Services 0.6%
CoreLogic, Inc., 4.50%,
5/1/2028(b) 945,000 728,831
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030 565,000 485,572
Specialty Retail 0.3%
AutoNation, Inc., 3.85%,
3/1/2032 495,000 441,113
Thrifts & Mortgage Finance 0.3%
United Wholesale
Mortgage LLC, 5.50%,
4/15/2029(b) 485,000 416,179
Trading Companies & Distributors 0.3%
Beacon Roofing
Supply, Inc., 4.13%,
5/15/2029(b) 455,000 402,675
30,975,623
Total Corporate Bonds
(cost $75,292,708) 65,262,104
Municipal Bonds 0.7%
Principal
Amount ($) Value ($)
ARIZONA 0.5%
Arizona Industrial
Development Authority,
RB, Series A,3.00%,
2/1/2045 800,000 649,856
FLORIDA 0.2%
South Broward Hospital
District, RB, Series
A,2.38%, 5/1/2045 320,000 227,661
Total Municipal Bonds
(cost $910,400) 877,517
Foreign Government Securities 0.9%
MEXICO 0.6%
United Mexican States,
4.28%, 8/14/2041 910,000 753,185
SERBIA 0.3%
Republic of Serbia, 2.05%,
9/23/2036 (b) EUR 600,000 379,908
Total Foreign Government Securities
(cost $1,594,004) 1,133,093
Common Stock 0.2%
Shares
MEXICO 0.2%
Airlines 0.2%
Grupo Aeromexico SAB
de CV * 21,107 205,008
Total Common Stock
(cost $345,000) 205,008
Warrants 0.0%
†
Number of Warrants
SINGAPORE 0.0%
†
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026*∞ 21,088 0
Total Warrants
(cost $0) 0
Loan Participations 3.8%
Principal
Amount ($)
UNITED STATES 3.8%
Aerospace & Defense 0.3%
Propulsion (BC) Finco,
Term Loan,, (SOFR +
4.00%), –%, 2/10/2029
(c) 420,000 403,200
Auto Components 0.2%
Autokiniton US Holdings,
Inc., 1st Lien Team Loan
B, (ICE LIBOR USD 1
Month + 4.50%), 6.30%,
4/6/2028 (c) 235,620 227,962

Nationwide Amundi Strategic Income Fund - July 31, 2022 (Unaudited) - Statement of Investments - 25
Loan Participations
Principal
Amount ($) Value ($)
Homefurnishing Retail 0.4%
Osmosis Buyer Ltd., Term
Loan, (ICE LIBOR USD
3 Month + 0.00%), –%,
7/31/2028 (c) 598,889 564,950
Industrial Services 0.2%
ASP LS Acquisition Corp.
1st Lien Team Loan,
(ICE LIBOR USD 3
Month + 4.50%), 7.38%,
5/7/2028 (c) 337,450 282,783
Media 0.6%
Radiate Holdco, LLC,
1st Lien Term Loan B,
(ICE LIBOR USD 1
Month + 3.25%), 5.62%,
9/25/2026 (c) 830,825 784,556
Metal Fabrication/Hardware 0.5%
Grinding Media Inc.
(Molycop Ltd.), 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
4.80%, 10/12/2028 (c) 684,825 638,599
Oil & Gas Services 1.4%
ProFrac Holdings II, LLC,
1st Lien Term Loan,,
(SOFR + 8.50%),
10.01%, 3/4/2025 (c) 1,803,598 1,767,526
Professional Services 0.2%
PECF USS Intermediate
Holding III Corp., Term
Loan, (ICE LIBOR USD
1 Month + 4.25%),
6.62%, 12/15/2028 (c) 276,610 252,407
Total Loan Participations
(cost $5,162,572)
4,921,983
Convertible Bonds 1.5%
Airlines 0.7%
Air Canada, 4.00%,
7/1/2025 (d) 803,000 911,232
Hotels, Restaurants & Leisure 0.5%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028 (h) 1,019,000 612,419
Pharmaceuticals 0.3%
Tricida, Inc., 3.50%,
5/15/2027 715,000 369,199
Total Convertible Bond
(cost  $2,550,916) 1,892,850
Convertible Preferred Stock 1.0%
Principal
Amount ($) Value ($)
Banks 1.0%
Wells Fargo & Co., 7.50%, 1,068 1,355,292
Total Convertible Preferred Stock
(cost  $1,533,999) 1,355,292
Repurchase Agreement 2.6%
CF Secured, LLC 2.24%,
dated 7/29/2022, due
8/1/2022, repurchase
price $3,398,724,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$3,466,698. (i) 3,398,090 3,398,090
Total Repurchase
Agreement
(cost $3,398,090)
3,398,090
Total Investments
(cost $137,538,556) — 95.7% 122,788,068
Other assets in excess of liabilities — 4.3% 5,493,528
NET ASSETS — 100.0%
$ 128,281,596
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  The interest rate shown was the current rate as of
July 31, 2022.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of July 31, 2022 was $83,910,355 which
represents 65.41% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of July 31, 2022.
(d) The security or a portion of this security is on loan as of
July 31, 2022. The total value of securities on loan as of
July 31, 2022 was $4,219,804, which was collateralized
by cash used to purchase repurchase agreements with
a total value of $3,398,090 and by $960,409 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 1.13% – 2.00%, and maturity
dates ranging from 8/15/2025 – 8/15/2040, a total value of
$4,358,499.
(e) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on July 31,
2022. The maturity date reflects the next call date.

26 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of July 31, 2022.
(h) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $3,398,090.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
MXN Mexican Peso
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
38-V1 5.00 Quarterly 6/20/2027 4.69 USD 39,000,000 (352,709) (330,026) (682,735)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.80 USD 30,000,000 (446,000) 143,267 (302,733)
(798,709) (186,759) (985,468)
As of July 31, 2022, the Fund had $2,576,920 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

Nationwide Amundi Strategic Income Fund - July 31, 2022 (Unaudited) - Statement of Investments - 27
Forward Foreign Currency Contracts outstanding as of July 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 389,927 GBP 318,000 Brown Brothers Harriman & Co. 9/23/2022 2,190
Total unrealized appreciation 2,190
USD 7,754,850 EUR 7,600,000 Brown Brothers Harriman & Co. 8/25/2022 (25,398)
USD 187,121 MXN 3,857,135 Morgan Stanley Co., Inc. 9/23/2022 (224)
Total unrealized depreciation (25,622)
Net unrealized depreciation (23,432)
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 62 9/2022 USD 13,048,578 65,235
U.S. Treasury 5 Year Note 17 9/2022 USD 1,933,351 33,418
U.S. Treasury Long Bond 12 9/2022 USD 1,728,000 34,566
Total long contracts 133,219
Short Contracts
Euro-Bobl (10) 9/2022 EUR (1,306,895) (27,753)
Euro-Bund (23) 9/2022 EUR (3,705,667) (129,993)
U.S. Treasury 10 Year Note (66) 9/2022 USD (7,995,281) (118,183)
U.S. Treasury 10 Year Ultra Note (164) 9/2022 USD (21,525,000) (395,769)
U.S. Treasury Ultra Bond (27) 9/2022 USD (4,274,438) (16,038)
USD 10 Year Interest Rate Swap (27) 9/2022 USD (2,585,250) (102,584)
Total short contracts (790,320)
Net contracts (657,101)
As of July 31, 2022, the Fund had $927,363 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

28 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 8,679,662 $ – $ 8,679,662
Collateralized Mortgage Obligations – 24,542,927 – 24,542,927
Commercial Mortgage-Backed Securities – 10,519,542 – 10,519,542
Common Stock 205,008 – – 205,008
Convertible Bonds – 1,892,850 – 1,892,850
Convertible Preferred Stock 1,355,292 – – 1,355,292
Corporate Bonds – 65,262,104 – 65,262,104
Credit Default Swaps† – 143,267 – 143,267
Foreign Government Securities – 1,133,093 – 1,133,093
Forward Foreign Currency Contracts – 2,190 – 2,190

Nationwide Amundi Strategic Income Fund - July 31, 2022 (Unaudited) - Statement of Investments - 29
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2022 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 133,219 $ – $ – $ 133,219
Loan Participations – 4,921,983 – 4,921,983
Municipal Bonds – 877,517 – 877,517
Repurchase Agreement – 3,398,090 – 3,398,090
Warrants – – – –
Total Assets $ 1,693,519 $ 121,373,225 $ – $ 123,066,744
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (330,026) $ – $ (330,026)
Forward Foreign Currency Contracts – (25,622) – (25,622)
Futures Contracts (790,320) – – (790,320)
Total Liabilities $ (790,320) $ (355,648) $ – $ (1,145,968)
Total $ 903,199 $ 121,017,577 $ – $ 121,920,776
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

30 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

Nationwide Amundi Strategic Income Fund - July 31, 2022 (Unaudited) - Statement of Investments - 31
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Assets: Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 143,267
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 2,190
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 133,219
Total $ 278,676
Liabilities: Fair Value
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (330,026)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (25,622)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (790,320)
Total $ (1,145,968)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks 98.6%
Shares Value ($)
AUSTRALIA 8.5%
Banks 0.8%
National Australia Bank Ltd. 60,000 1,285,471
Biotechnology 0.5%
CSL Ltd. (a) 4,000 812,343
Capital Markets 0.8%
Macquarie Group Ltd. 10,000 1,267,699
Equity Real Estate Investment Trusts (REITs) 0.7%
Goodman Group 75,000 1,089,781
Food & Staples Retailing 0.6%
Woolworths Group Ltd. 40,000 1,050,342
Health Care Providers & Services 0.7%
Sonic Healthcare Ltd. 45,000 1,079,550
Metals & Mining 3.7%
BHP Group Ltd. 115,000 3,164,044
Glencore plc * 225,000 1,271,568
Rio Tinto plc 27,000 1,625,097
6,060,709
Multiline Retail 0.6%
Wesfarmers Ltd. 30,000 978,608
Oil, Gas & Consumable Fuels 0.1%
Woodside Energy Group Ltd. 9,035 204,654
13,829,157
BRAZIL 1.1%
Chemicals 0.3%
Yara International ASA 12,000 511,068
Internet & Direct Marketing Retail 0.2%
MercadoLibre, Inc. * 500 406,855
Oil, Gas & Consumable Fuels 0.6%
Petroleo Brasileiro SA, ADR 65,000 928,200
1,846,123
CANADA 4.8%
Banks 0.9%
Canadian Imperial Bank of
Commerce (a) 30,000 1,517,629
Chemicals 0.9%
Nutrien Ltd. 18,000 1,540,869
Diversified Telecommunication Services 0.9%
BCE, Inc. 30,000 1,515,755
Insurance 1.0%
Sun Life Financial, Inc. 35,000 1,625,161
Oil, Gas & Consumable Fuels 1.1%
Suncor Energy, Inc. 50,000 1,696,927
7,896,341
CHINA 1.6%
Automobiles 0.5%
BYD Co. Ltd.
, Class H
23,000 842,940
Banks 0.4%
China Construction Bank
Corp.
, Class H
1,100,000 703,320
Interactive Media & Services 0.4%
Tencent Holdings Ltd. 15,000 590,067
Common Stocks
Shares Value ($)
CHINA
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd.,
ADR * 5,000 446,850
2,583,177
COLOMBIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Ecopetrol SA, ADR 50,000 537,000
DENMARK 2.7%
Electric Utilities 0.4%
Orsted A/S Reg. S (b) 6,000 697,897
Marine 1.0%
AP Moller - Maersk A/S
, Class
B
600 1,637,667
Pharmaceuticals 1.3%
Novo Nordisk A/S
, Class B
17,000 1,999,334
4,334,898
FRANCE 12.8%
Banks 0.4%
BNP Paribas SA 15,000 711,004
Beverages 0.8%
Pernod Ricard SA 7,000 1,377,673
Building Products 0.6%
Cie de Saint-Gobain 20,000 932,956
Chemicals 1.4%
Air Liquide SA 16,500 2,274,053
Construction & Engineering 0.6%
Bouygues SA 35,000 1,057,044
Food & Staples Retailing 0.4%
Carrefour SA 38,000 648,161
Insurance 0.7%
AXA SA 50,000 1,154,277
IT Services 0.6%
Capgemini SE 5,000 954,155
Oil, Gas & Consumable Fuels 1.2%
TotalEnergies SE 40,000 2,040,424
Personal Products 1.4%
L'Oreal SA 6,000 2,266,320
Pharmaceuticals 1.2%
Sanofi 20,000 1,990,056
Software 0.7%
Dassault Systemes SE 25,000 1,071,792
Textiles, Apparel & Luxury Goods 2.8%
Hermes International 900 1,232,185
LVMH Moet Hennessy Louis
Vuitton SE 4,500 3,130,231
4,362,416
20,840,331
GERMANY 3.9%
Air Freight & Logistics 0.8%
Deutsche Post AG
(Registered) 33,000 1,313,324

Nationwide Bailard International Equities Fund - July 31, 2022 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
GERMANY
Automobiles 0.4%
Mercedes-Benz Group AG 12,000 702,092
Diversified Telecommunication Services 0.6%
Deutsche Telekom AG
(Registered) 50,000 945,864
Insurance 0.7%
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 5,000 1,130,675
Pharmaceuticals 1.4%
Bayer AG (Registered) 20,000 1,165,537
Merck KGaA 6,000 1,139,605
2,305,142
6,397,097
HONG KONG 2.4%
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 14,000 643,014
Industrial Conglomerates 0.5%
Jardine Matheson Holdings
Ltd. 15,000 793,370
Insurance 0.9%
AIA Group Ltd. 150,000 1,513,921
Real Estate Management & Development 0.6%
CK Asset Holdings Ltd. 140,000 991,171
3,941,476
HUNGARY 0.3%
Pharmaceuticals 0.3%
Richter Gedeon Nyrt. 26,000 530,868
INDIA 0.6%
IT Services 0.6%
Infosys Ltd., ADR 50,000 974,500
ITALY 1.1%
Electric Utilities 0.5%
Enel SpA 150,000 757,944
Electrical Equipment 0.6%
Prysmian SpA 35,000 1,114,936
1,872,880
JAPAN 20.0%
Auto Components 0.5%
Bridgestone Corp. 20,900 818,607
Automobiles 2.0%
Honda Motor Co. Ltd. 35,000 896,354
Suzuki Motor Corp. 20,000 653,598
Toyota Motor Corp. 60,000 971,224
Yamaha Motor Co. Ltd. 45,000 868,432
3,389,608
Banks 1.2%
Mitsubishi UFJ Financial
Group, Inc. 200,000 1,127,324
Sumitomo Mitsui Financial
Group, Inc. 25,000 783,504
1,910,828
Common Stocks
Shares Value ($)
JAPAN
Beverages 0.7%
Kirin Holdings Co. Ltd. 65,000 1,066,652
Chemicals 1.2%
Mitsui Chemicals, Inc. 35,000 737,752
Shin-Etsu Chemical Co. Ltd. 10,000 1,282,443
2,020,195
Diversified Telecommunication Services 0.4%
Nippon Telegraph &
Telephone Corp. 24,000 685,694
Electrical Equipment 0.8%
Mitsubishi Electric Corp. 130,000 1,379,287
Electronic Equipment, Instruments & Components 0.6%
Murata Manufacturing Co.
Ltd. 17,000 995,020
Entertainment 0.6%
Nintendo Co. Ltd. 2,000 899,284
Health Care Equipment & Supplies 1.4%
Hoya Corp. 12,000 1,205,352
Olympus Corp. 55,000 1,165,619
2,370,971
Household Durables 1.4%
Panasonic Holdings Corp. 100,000 826,647
Sekisui Chemical Co. Ltd. 40,000 562,386
Sony Group Corp. 10,000 855,999
2,245,032
Industrial Conglomerates 0.6%
Hitachi Ltd. 20,000 1,014,876
IT Services 1.1%
Fujitsu Ltd. 7,000 979,909
NEC Corp. 22,000 812,951
1,792,860
Personal Products 0.5%
Kao Corp. 20,000 871,978
Pharmaceuticals 1.3%
Astellas Pharma, Inc. 90,000 1,411,396
Takeda Pharmaceutical Co.
Ltd. 25,000 735,601
2,146,997
Professional Services 1.0%
Recruit Holdings Co. Ltd. 43,000 1,615,044
Semiconductors & Semiconductor Equipment 1.1%
Advantest Corp. 15,000 887,997
Tokyo Electron Ltd. 2,500 866,775
1,754,772
Technology Hardware, Storage & Peripherals 0.6%
Canon, Inc. 40,000 946,439
Tobacco 0.3%
Japan Tobacco, Inc. 25,000 448,263
Trading Companies & Distributors 1.3%
ITOCHU Corp. 40,000 1,167,522
Marubeni Corp. 100,000 931,552
2,099,074
Wireless Telecommunication Services 1.4%
KDDI Corp. 37,000 1,192,491

34 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services
SoftBank Corp. 90,000 1,041,129
2,233,620
32,705,101
LUXEMBOURG 0.5%
Metals & Mining 0.5%
ArcelorMittal SA 30,000 737,108
NETHERLANDS 5.2%
Food & Staples Retailing 0.8%
Koninklijke Ahold Delhaize
NV 50,000 1,377,607
Oil, Gas & Consumable Fuels 0.7%
Shell plc 40,000 1,068,790
Professional Services 1.5%
Randstad NV 22,000 1,113,849
Wolters Kluwer NV 13,000 1,412,536
2,526,385
Semiconductors & Semiconductor Equipment 2.2%
ASML Holding NV
(Registered), NYRS 6,000 3,446,640
8,419,422
NORWAY 2.0%
Banks 0.8%
DNB Bank ASA 70,000 1,375,192
Diversified Telecommunication Services 0.4%
Telenor ASA 50,000 605,497
Metals & Mining 0.8%
Norsk Hydro ASA 200,000 1,350,966
3,331,655
PORTUGAL 0.6%
Food & Staples Retailing 0.6%
Jeronimo Martins SGPS SA 40,000 926,186
SINGAPORE 1.7%
Banks 0.9%
DBS Group Holdings Ltd. 65,000 1,484,644
Semiconductors & Semiconductor Equipment 0.8%
STMicroelectronics NV 35,000 1,331,653
2,816,297
SOUTH AFRICA 1.0%
Metals & Mining 1.0%
Anglo American plc 45,000 1,625,437
SOUTH KOREA 1.2%
Banks 0.5%
KB Financial Group, Inc. 20,000 744,749
Technology Hardware, Storage & Peripherals 0.7%
Samsung Electronics Co. Ltd. 25,000 1,185,600
1,930,349
SPAIN 2.7%
Banks 0.6%
Banco Bilbao Vizcaya
Argentaria SA 200,000 910,139
Common Stocks
Shares Value ($)
SPAIN
Diversified Telecommunication Services 0.9%
Telefonica SA 309,519 1,382,122
Electric Utilities 0.8%
Iberdrola SA 125,000 1,331,761
Gas Utilities 0.4%
Naturgy Energy Group SA (a) 25,000 734,069
4,358,091
SWITZERLAND 3.0%
Capital Markets 1.0%
UBS Group AG (Registered) 100,000 1,637,787
Chemicals 0.4%
Sika AG (Registered) 2,500 618,706
Insurance 0.5%
Zurich Insurance Group AG 2,000 873,024
Pharmaceuticals 1.1%
Novartis AG (Registered) 20,000 1,718,910
4,848,427
TAIWAN 0.8%
Semiconductors & Semiconductor Equipment 0.8%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 15,000 1,327,200
UNITED KINGDOM 13.4%
Aerospace & Defense 1.2%
BAE Systems plc 200,000 1,880,701
Banks 1.2%
Barclays plc 570,000 1,096,470
HSBC Holdings plc 150,000 940,700
2,037,170
Beverages 1.5%
Diageo plc 50,000 2,376,524
Capital Markets 0.6%
3i Group plc 60,000 930,374
Electric Utilities 0.8%
SSE plc (a) 60,000 1,290,885
Household Durables 0.3%
Persimmon plc 20,000 460,103
Household Products 0.7%
Reckitt Benckiser Group plc 15,000 1,217,709
Industrial Conglomerates 0.8%
CK Hutchison Holdings Ltd. 200,000 1,328,881
Insurance 0.3%
Phoenix Group Holdings plc 70,000 551,352
Oil, Gas & Consumable Fuels 1.5%
BP plc 500,000 2,449,105
Personal Products 1.5%
Haleon plc * 120,000 426,425
Unilever plc 40,000 1,948,369
2,374,794
Pharmaceuticals 0.6%
AstraZeneca plc, ADR 16,000 1,059,680

Nationwide Bailard International Equities Fund - July 31, 2022 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
UNITED KINGDOM
Professional Services 1.6%
Intertek Group plc 12,000 641,076
RELX plc 68,000 2,012,224
2,653,300
Textiles, Apparel & Luxury Goods 0.8%
Burberry Group plc 60,000 1,317,489
21,928,067
UNITED STATES 6.4%
Automobiles 0.6%
Stellantis NV 65,000 933,733
Electrical Equipment 0.8%
Schneider Electric SE 10,000 1,387,033
Food Products 1.4%
Nestle SA (Registered) 18,000 2,210,782
Pharmaceuticals 2.8%
GSK plc 96,000 2,022,441
Roche Holding AG 8,000 2,656,647
4,679,088
Trading Companies & Distributors 0.8%
Ferguson plc 10,000 1,259,275
10,469,911
Total Common Stocks
(cost $148,983,414) 161,007,099
Exchange Traded Fund 0.3%
UNITED STATES 0.3%
VanEck Vietnam ETF (a) 35,000 515,550
Total Exchange Traded Fund
(cost $622,056) 515,550
Repurchase Agreement 1.0%
Principal
Amount ($)
CF Secured, LLC, 2.24%,
dated 7/29/2022, due
8/1/2022, repurchase
price $1,588,264,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$1,620,029.(c) 1,587,967 1,587,967
Total Repurchase Agreement
(cost $1,587,967) 1,587,967
Total Investments
(cost $151,193,437) — 99.9% 163,110,616
Other assets in excess of liabilities — 0.1% 219,590
NET ASSETS — 100.0%
$ 163,330,206
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July
31, 2022 was $3,647,664, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,587,967 and by $2,294,785 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
9/1/2022 – 5/15/2052, a total value of $3,882,752.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2022 was
$697,897 which represents 0.43% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $1,587,967.
ADR American Depositary Receipt
ETF Exchange Traded Fund
NYRS New York Registry Shares
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

36 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bailard International Equities Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bailard International Equities Fund - July 31, 2022 (Unaudited) - Statement of Investments - 37
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 1,880,701 $ – $ 1,880,701
Air Freight & Logistics – 1,313,324 – 1,313,324
Auto Components – 818,607 – 818,607
Automobiles – 5,868,373 – 5,868,373
Banks 1,517,629 11,162,517 – 12,680,146
Beverages – 4,820,849 – 4,820,849
Biotechnology – 812,343 – 812,343
Building Products – 932,956 – 932,956
Capital Markets – 4,478,874 – 4,478,874
Chemicals 1,540,869 5,424,022 – 6,964,891
Construction & Engineering – 1,057,044 – 1,057,044
Diversified Telecommunication Services 1,515,755 3,619,177 – 5,134,932
Electric Utilities – 4,078,487 – 4,078,487
Electrical Equipment – 3,881,256 – 3,881,256
Electronic Equipment, Instruments &
Components – 995,020 – 995,020
Entertainment – 899,284 – 899,284
Equity Real Estate Investment Trusts
(REITs) – 1,089,781 – 1,089,781
Food & Staples Retailing – 4,002,296 – 4,002,296
Food Products – 2,210,782 – 2,210,782
Gas Utilities – 734,069 – 734,069
Health Care Equipment & Supplies – 2,370,971 – 2,370,971
Health Care Providers & Services – 1,079,550 – 1,079,550
Household Durables – 2,705,135 – 2,705,135
Household Products – 1,217,709 – 1,217,709
Industrial Conglomerates – 3,137,127 – 3,137,127
Insurance 1,625,161 5,223,249 – 6,848,410
Interactive Media & Services – 590,067 – 590,067
Internet & Direct Marketing Retail 853,705 – – 853,705
IT Services 974,500 2,747,015 – 3,721,515
Marine – 1,637,667 – 1,637,667
Metals & Mining – 9,774,220 – 9,774,220
Multiline Retail – 978,608 – 978,608
Oil, Gas & Consumable Fuels 3,366,781 5,558,319 – 8,925,100
Personal Products 426,425 5,086,667 – 5,513,092
Pharmaceuticals 1,059,680 15,370,395 – 16,430,075
Professional Services – 6,794,729 – 6,794,729
Real Estate Management & Development – 991,171 – 991,171
Semiconductors & Semiconductor
Equipment 4,773,840 3,086,425 – 7,860,265
Software – 1,071,792 – 1,071,792
Technology Hardware, Storage &
Peripherals – 2,132,039 – 2,132,039
Textiles, Apparel & Luxury Goods – 5,679,905 – 5,679,905
Tobacco – 448,263 – 448,263
Trading Companies & Distributors – 3,358,349 – 3,358,349
Wireless Telecommunication Services – 2,233,620 – 2,233,620
Total Common Stocks $ 17,654,345 $ 143,352,754 $ – $ 161,007,099
Exchange Traded Fund 515,550 – – 515,550
Repurchase Agreement – 1,587,967 – 1,587,967
Total $ 18,169,895 $ 144,940,721 $ – $ 163,110,616
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Emerging Markets Debt Fund
Corporate Bonds 3.8%
Principal
Amount ($) Value ($)
CHINA 0.0%
†
Real Estate Management & Development 0.0%
†
Zhenro Properties Group
Ltd., Reg. S, 7.10%,
9/10/2024(a) 254,000 16,390
KAZAKHSTAN 0.6%
Banks 0.6%
Development Bank of
Kazakhstan JSC,
10.95%, 5/6/2026(b) KZT 223,000,000 364,129
MEXICO 1.5%
Oil, Gas & Consumable Fuels 1.5%
Petroleos Mexicanos, Reg.
S, 7.19%, 9/12/2024 MXN 11,891,200 534,026
Petroleos Mexicanos,
Series 14-2, 7.47%,
11/12/2026 MXN 9,600,000 410,645
944,671
NIGERIA 0.6%
Banks 0.6%
First Bank of Nigeria Ltd.,
8.63%, 10/27/2025(b) 400,000 380,400
PANAMA 0.3%
Oil, Gas & Consumable Fuels 0.3%
UEP Penonome II SA,
6.50%, 10/1/2038(b) 189,725 172,270
RUSSIA 0.0%
†
Banks 0.0%
†
Sovcombank, Reg. S,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025^∞(c)(d) 200,000 0
SOUTH AFRICA 0.8%
Diversified Telecommunication Services 0.8%
Liquid Telecommunications
Financing plc, 5.50%,
9/4/2026(b) 565,000 489,652
Total Corporate Bonds
(cost $3,076,790) 2,367,512
Foreign Government Securities 18.5%
BAHAMAS 0.7%
Commonwealth of the
Bahamas, 6.00%,
11/21/2028 (b) 680,000 442,754
BRAZIL 5.4%
Notas do Tesouro Nacional
10.00%, 1/1/2029 BRL 13,981,000 2,380,461
10.00%, 1/1/2031 6,431,000 1,064,959
3,445,420
INDONESIA 3.2%
Republic of Indonesia
6.13%, 5/15/2028 IDR 6,096,000,000 398,249
Foreign Government Securities
Principal
Amount ($) Value ($)
INDONESIA
Republic of Indonesia
7.00%, 9/15/2030 IDR 12,516,000,000 837,916
6.50%, 2/15/2031 12,205,000,000 794,055
2,030,220
MALAYSIA 1.8%
Malaysia Government
Bond
3.91%, 7/15/2026 MYR 2,314,000 523,868
3.90%, 11/30/2026 2,743,000 620,958
1,144,826
MEXICO 1.6%
Mex Bonos Desarr Fix Rt
5.75%, 3/5/2026 MXN 2,472,200 109,819
7.75%, 5/29/2031 7,523,800 348,279
7.75%, 11/13/2042 13,141,200 579,958
1,038,056
PERU 0.9%
Republic of Peru, Reg. S,
6.90%, 8/12/2037 PEN 2,542,000 567,260
THAILAND 2.0%
Kingdom of Thailand, Reg.
S, 1.25%, 3/12/2028 (e) THB 44,519,441 1,244,268
URUGUAY 2.9%
Oriental Republic of
Uruguay
Reg. S, 8.50%,
3/15/2028 UYU 14,175,000 309,829
4.38%, 12/15/2028 (e) 57,968,419 1,507,477
1,817,306
Total Foreign Government Securities
(cost $12,880,606) 11,730,110
Total Investments
(cost $15,957,396) — 22.3% 14,097,622
Other assets in excess of liabilities — 77.7% 49,184,857
NET ASSETS — 100.0%
$ 63,282,479

Nationwide Emerging Markets Debt Fund - July 31, 2022 (Unaudited) - Statement of Investments - 39
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Security in default.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of July 31, 2022 was $1,849,205 which
represents 2.92% of net assets.
(c) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on July 31,
2022. The maturity date reflects the next call date.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of July 31, 2022.
(e) Principal amounts are not adjusted for inflation.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
Currency:
BRL Brazilian Real
IDR Indonesian Rupiah
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysia Ringgit
PEN Peru Nuevo Sol
THB Thailand Baht
UYU Uruguay Peso Uruguayo

40 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Emerging Markets Debt Fund
Forward Foreign Currency Contracts outstanding as of July 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
BRL 8,238,000 USD 1,495,890 JPMorgan Chase Bank
**
9/15/2022 75,796
CLP 763,373,000 USD 826,752 Deutsche Bank Securities, Inc.
**
9/15/2022 13,578
COP 7,645,603,000 USD 1,762,572 Royal Bank of Canada
**
9/15/2022 6,597
USD 1,465,944 BRL 7,390,000 Deutsche Bank Securities, Inc.
**
9/15/2022 56,044
USD 169,316 BRL 848,000 JPMorgan Chase Bank
**
9/15/2022 7,531
USD 904,470 CLP 763,373,000 Deutsche Bank Securities, Inc.
**
9/15/2022 64,141
USD 1,791,330 COP 6,923,794,000 Barclays Bank plc
**
9/15/2022 189,185
USD 186,399 COP 721,809,000 Royal Bank of Canada
**
9/15/2022 19,375
USD 1,497,128 CZK 35,981,057 Barclays Bank plc 9/15/2022 11,956
USD 69,278 EUR 64,611 Barclays Bank plc 9/15/2022 3,034
USD 4,974,670 EUR 4,630,766 Royal Bank of Canada 9/15/2022 226,781
USD 1,272,605 HUF 494,304,000 Barclays Bank plc 9/15/2022 36,717
USD 311,135 HUF 115,000,000 Credit Agricole Securities USA,
Inc. 9/15/2022 23,605
USD 557,037 MXN 11,400,000 Barclays Bank plc 9/15/2022 2,463
USD 1,573,738 PEN 5,978,000 JPMorgan Chase Bank
**
9/15/2022 59,417
USD 632,891 PLN 2,808,000 Barclays Bank plc 9/15/2022 32,237
USD 649,901 RON 3,053,000 Deutsche Bank Securities, Inc. 9/15/2022 21,376
USD 294,159 THB 10,114,000 Credit Agricole Securities USA,
Inc. 9/15/2022 18,531
USD 238,231 THB 8,720,000 Deutsche Bank Securities, Inc. 9/15/2022 593
USD 196,202 ZAR 3,051,912 JPMorgan Chase Bank 9/15/2022 13,507
ZAR 3,051,912 USD 177,388 Royal Bank of Canada 9/15/2022 5,304
Total unrealized appreciation 887,768
CNY 6,817,000 USD 1,018,764 Credit Agricole Securities USA,
Inc.
**
9/15/2022 (5,581)
CZK 35,981,057 USD 1,532,593 JPMorgan Chase Bank 9/15/2022 (47,420)
EUR 4,400,377 USD 4,536,259 Barclays Bank plc 9/15/2022 (24,586)
EUR 195,000 USD 206,421 Credit Agricole Securities USA,
Inc. 9/15/2022 (6,490)
EUR 100,000 USD 104,955 Royal Bank of Canada 9/15/2022 (2,426)
HUF 609,304,000 USD 1,645,587 Credit Agricole Securities USA,
Inc. 9/15/2022 (122,171)
IDR 1,657,915,000 USD 114,169 Barclays Bank plc
**
9/15/2022 (2,520)
INR 52,637,000 USD 670,270 Barclays Bank plc
**
9/15/2022 (8,865)
MXN 16,124,000 USD 807,956 Royal Bank of Canada 9/15/2022 (23,575)
MYR 2,058,000 USD 467,695 Credit Agricole Securities USA,
Inc.
**
9/15/2022 (5,018)
PEN 5,978,000 USD 1,533,411 Royal Bank of Canada
**
9/15/2022 (19,090)
PLN 2,808,000 USD 626,020 Credit Agricole Securities USA,
Inc. 9/15/2022 (25,366)
RON 3,053,000 USD 629,032 Barclays Bank plc 9/15/2022 (507)
THB 18,834,000 USD 546,628 Deutsche Bank Securities, Inc. 9/15/2022 (33,360)
USD 1,010,164 CNY 6,817,000 Deutsche Bank Securities, Inc.
**
9/15/2022 (3,019)
USD 110,089 IDR 1,657,915,000 Barclays Bank plc
**
9/15/2022 (1,560)
USD 654,689 INR 52,637,000 Barclays Bank plc
**
9/15/2022 (6,716)
USD 227,743 MXN 4,724,000 Barclays Bank plc 9/15/2022 (2,064)
USD 460,856 MYR 2,058,000 Barclays Bank plc
**
9/15/2022 (1,822)
Total unrealized depreciation (342,156)
Net unrealized appreciation 545,612
** Non-deliverable forward.

Nationwide Emerging Markets Debt Fund - July 31, 2022 (Unaudited) - Statement of Investments - 41
Currency:
BRL Brazilian real
CLP Chilean peso
CNY Chinese yuan
COP Colombian peso
CZK Czech koruna
EUR Euro
HUF Hungarian forint
IDR Indonesian rupiah
INR Indian rupee
MXN Mexican peso
MYR Malaysian ringgit
PEN Peruvian nuevo sol
PLN Polish zloty
RON Romanian Leu
THB Thai baht
USD United States dollar
ZAR South African rand

42 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Emerging Markets Debt Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Corporate Bonds
Banks $ – $ 744,529 $ – $ 744,529
Diversified Telecommunication Services – 489,652 – 489,652
Oil, Gas & Consumable Fuels – 1,116,941 – 1,116,941
Real Estate Management & Development – 16,390 – 16,390
Total Corporate Bonds $ – $ 2,367,512 $ – $ 2,367,512
Foreign Government Securities – 11,730,110 – 11,730,110

Nationwide Emerging Markets Debt Fund - July 31, 2022 (Unaudited) - Statement of Investments - 43
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Level 1 Level 2 Level 3 Total
Assets:
Forward Foreign Currency Contracts $ – $ 887,768 $ – $ 887,768
Total Assets $ – $ 14,985,390 $ – $ 14,985,390
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (342,156) $ – $ (342,156)
Total Liabilities $ – $ (342,156) $ – $ (342,156)
Total $ – $ 14,643,234 $ – $ 14,643,234
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 887,768
Total $ 887,768
Liabilities: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (342,156)
Total $ (342,156)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

44 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks 97.7%
Shares Value ($)
AUSTRIA 0.5%
Banks 0.5%
Erste Group Bank AG 9,810 248,409
CANADA 2.3%
Road & Rail 2.3%
Canadian Pacific Railway Ltd. 14,830 1,169,642
CHINA 2.4%
Automobiles 0.7%
Li Auto, Inc., ADR * 10,124 332,473
Chemicals 0.0%
†
Tianhe Chemicals Group Ltd.
*^∞ 2,702,000 0
Insurance 0.6%
Ping An Insurance Group Co.
of China Ltd.
, Class H
51,000 301,314
Interactive Media & Services 0.6%
Tencent Holdings Ltd. 7,900 310,768
Semiconductors & Semiconductor Equipment 0.5%
NXP Semiconductors NV 1,482 272,510
1,217,065
DENMARK 1.1%
Biotechnology 1.1%
Genmab A/S * 1,617 575,762
FINLAND 1.2%
Machinery 1.2%
Metso Outotec OYJ 75,225 620,519
FRANCE 5.6%
Auto Components 1.1%
Cie Generale des
Etablissements Michelin
SCA 19,444 543,621
Banks 0.9%
Societe Generale SA 21,246 476,439
Entertainment 1.1%
Ubisoft Entertainment SA * 12,908 548,919
Food Products 0.8%
Danone SA 7,687 423,839
Insurance 1.7%
AXA SA 38,683 893,018
2,885,836
GERMANY 0.9%
Machinery 0.9%
Knorr-Bremse AG 7,990 474,938
INDIA 1.2%
Banks 1.2%
Axis Bank Ltd., GDR Reg. S 13,537 622,130
INDONESIA 1.1%
Banks 1.1%
Bank Mandiri Persero Tbk. PT 1,001,800 561,195
ITALY 1.0%
Electrical Equipment 1.0%
Prysmian SpA 16,059 511,564
Common Stocks
Shares Value ($)
JAPAN 4.4%
Diversified Telecommunication Services 0.7%
Nippon Telegraph &
Telephone Corp. 12,400 354,275
Household Durables 1.6%
Sony Group Corp. 9,500 813,199
Professional Services 0.8%
TechnoPro Holdings, Inc. 17,414 405,648
Wireless Telecommunication Services 1.3%
SoftBank Group Corp. 15,500 659,333
2,232,455
NETHERLANDS 0.9%
Health Care Equipment & Supplies 0.9%
Koninklijke Philips NV 21,570 447,472
NORWAY 3.1%
Metals & Mining 0.1%
Norsk Hydro ASA 8,800 59,442
Oil, Gas & Consumable Fuels 3.0%
Equinor ASA 39,923 1,535,434
1,594,876
SWITZERLAND 1.0%
Health Care Equipment & Supplies 1.0%
Alcon, Inc. 6,320 496,976
UNITED KINGDOM 11.1%
Capital Markets 2.2%
London Stock Exchange
Group plc 11,548 1,126,994
Chemicals 2.3%
Linde plc 4,060 1,226,119
Electronic Equipment, Instruments & Components 1.2%
Spectris plc 15,920 604,905
Personal Products 1.5%
Unilever plc 15,328 747,874
Pharmaceuticals 1.6%
AstraZeneca plc 6,135 806,446
Software 1.2%
Sage Group plc (The) 69,817 601,572
Trading Companies & Distributors 1.1%
Ashtead Group plc 9,850 555,401
5,669,311
UNITED STATES 59.9%
Auto Components 1.6%
Aptiv plc * 7,730 810,800
Automobiles 0.3%
Rivian Automotive, Inc.
, Class
A
* 4,800 164,640
Banks 1.5%
Wells Fargo & Co. 17,658 774,656
Biotechnology 3.2%
AbbVie, Inc. 5,941 852,593
Vertex Pharmaceuticals, Inc. * 2,713 760,752
1,613,345

Nationwide Global Sustainable Equity Fund - July 31, 2022 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
UNITED STATES
Capital Markets 1.9%
Ameriprise Financial, Inc. 3,677 992,496
Chemicals 1.5%
Ecolab, Inc. 4,550 751,524
Commercial Services & Supplies 2.0%
Montrose Environmental
Group, Inc. * 13,779 552,813
MSA Safety, Inc. 3,532 453,297
1,006,110
Consumer Finance 0.7%
SLM Corp. 22,122 345,103
Electrical Equipment 1.4%
Regal Rexnord Corp. 3,008 403,975
Shoals Technologies Group,
Inc.
, Class A
* 12,442 294,004
697,979
Entertainment 1.3%
Electronic Arts, Inc. 5,139 674,391
Food & Staples Retailing 1.5%
Costco Wholesale Corp. 1,458 789,215
Health Care Equipment & Supplies 0.5%
Medtronic plc 2,900 268,308
Health Care Providers & Services 3.8%
Laboratory Corp. of America
Holdings 2,333 611,689
UnitedHealth Group, Inc. 2,453 1,330,360
1,942,049
Hotels, Restaurants & Leisure 1.7%
Starbucks Corp. 5,317 450,775
Sweetgreen, Inc.
, Class A
*(a) 25,928 407,329
858,104
Insurance 1.6%
Marsh & McLennan Cos., Inc. 4,981 816,685
Internet & Direct Marketing Retail 2.4%
Amazon.com, Inc. * 8,962 1,209,422
IT Services 7.3%
Akamai Technologies, Inc.
*(a) 13,632 1,311,670
Fidelity National Information
Services, Inc. 5,979 610,815
Okta, Inc. * 2,817 277,334
Snowflake, Inc.
, Class A
* 2,235 335,049
Visa, Inc.
, Class A
(a) 5,671 1,202,876
3,737,744
Leisure Products 0.8%
Brunswick Corp. 4,848 388,422
Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc.
,
Class A
* 1,282 722,099
Machinery 1.8%
Ingersoll Rand, Inc. 18,087 900,733
Oil, Gas & Consumable Fuels 2.0%
Hess Corp. 9,287 1,044,509
Pharmaceuticals 1.8%
Eli Lilly & Co. 2,808 925,770
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices,
Inc. * 5,981 565,026
Micron Technology, Inc. 8,490 525,191
ON Semiconductor Corp. *(a) 5,894 393,601
Universal Display Corp. 4,877 563,098
2,046,916
Software 11.3%
Adobe, Inc. * 2,229 914,157
Cadence Design Systems,
Inc. * 4,000 744,320
Microsoft Corp. 7,639 2,144,574
Salesforce, Inc. * 2,712 499,062
Splunk, Inc. * 4,377 454,814
VMware, Inc.
, Class A
8,709 1,011,986
5,768,913
Specialty Retail 2.0%
TJX Cos., Inc. (The) 16,527 1,010,791
Technology Hardware, Storage & Peripherals 0.6%
Western Digital Corp. * 6,745 331,180
30,591,904
Total Common Stocks
(cost $40,366,799) 49,920,054
Repurchase Agreement 1.4%
Principal
Amount ($)
CF Secured, LLC, 2.24%,
dated 7/29/2022, due
8/1/2022, repurchase
price $738,201,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$752,964.(b) 738,063 738,063
Total Repurchase Agreement
(cost $738,063) 738,063
Total Investments
(cost $41,104,862) — 99.1% 50,658,117
Other assets in excess of liabilities — 0.9% 436,055
NET ASSETS — 100.0%
$ 51,094,172

46 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Global Sustainable Equity Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $2,009,944, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$738,063 and by $1,279,128 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.00%, and maturity dates ranging from 9/6/2022 –
2/15/2052, a total value of $2,017,191.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $738,063.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

Nationwide Global Sustainable Equity Fund - July 31, 2022 (Unaudited) - Statement of Investments - 47
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

48 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Global Sustainable Equity Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Auto Components $ 810,800 $ 543,621 $ – $ 1,354,421
Automobiles 497,113 – – 497,113
Banks 774,656 1,908,173 – 2,682,829
Biotechnology 1,613,345 575,762 – 2,189,107
Capital Markets 992,496 1,126,994 – 2,119,490
Chemicals 1,977,643 – – 1,977,643
Commercial Services & Supplies 1,006,110 – – 1,006,110
Consumer Finance 345,103 – – 345,103
Diversified Telecommunication Services – 354,275 – 354,275
Electrical Equipment 697,979 511,564 – 1,209,543
Electronic Equipment, Instruments &
Components – 604,905 – 604,905
Entertainment 674,391 548,919 – 1,223,310
Food & Staples Retailing 789,215 – – 789,215
Food Products – 423,839 – 423,839
Health Care Equipment & Supplies 268,308 944,448 – 1,212,756
Health Care Providers & Services 1,942,049 – – 1,942,049
Hotels, Restaurants & Leisure 858,104 – – 858,104
Household Durables – 813,199 – 813,199
Insurance 816,685 1,194,332 – 2,011,017
Interactive Media & Services – 310,768 – 310,768
Internet & Direct Marketing Retail 1,209,422 – – 1,209,422
IT Services 3,737,744 – – 3,737,744
Leisure Products 388,422 – – 388,422
Life Sciences Tools & Services 722,099 – – 722,099
Machinery 900,733 1,095,457 – 1,996,190
Metals & Mining – 59,442 – 59,442
Oil, Gas & Consumable Fuels 1,044,509 1,535,434 – 2,579,943
Personal Products – 747,874 – 747,874
Pharmaceuticals 925,770 806,446 – 1,732,216
Professional Services – 405,648 – 405,648
Road & Rail 1,169,642 – – 1,169,642
Semiconductors & Semiconductor
Equipment 2,319,426 – – 2,319,426
Software 5,768,913 601,572 – 6,370,485
Specialty Retail 1,010,791 – – 1,010,791
Technology Hardware, Storage &
Peripherals 331,180 – – 331,180
Trading Companies & Distributors – 555,401 – 555,401
Wireless Telecommunication Services – 659,333 – 659,333
Total Common Stocks $ 33,592,648 $ 16,327,406 $ – $ 49,920,054
Repurchase Agreement – 738,063 – 738,063
Total $ 33,592,648 $ 17,065,469 $ – $ 50,658,117
As of July 31, 2022, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide International Small Cap Fund - July 31, 2022 (Unaudited) - Statement of Investments - 49
Common Stocks 96.2%
Shares Value ($)
AUSTRALIA 6.1%
Chemicals 0.2%
Nufarm Ltd. 408,345 1,479,300
Construction Materials 0.1%
CSR Ltd. 143,457 457,958
Consumer Finance 0.3%
Credit Corp. Group Ltd. 97,913 1,653,968
Containers & Packaging 0.5%
Orora Ltd. 1,240,226 3,089,807
Distributors 0.2%
Bapcor Ltd. 209,477 978,305
Diversified Financial Services 0.2%
Omni Bridgeway Ltd. * 385,741 1,118,794
Equity Real Estate Investment Trusts (REITs) 0.9%
Vicinity Centres 3,532,010 5,129,435
Food & Staples Retailing 0.3%
GrainCorp Ltd.
, Class A
76,202 454,301
Metcash Ltd. (a) 509,123 1,477,405
1,931,706
Food Products 0.3%
Elders Ltd. 150,174 1,187,491
Tassal Group Ltd. (a) 191,822 660,868
1,848,359
Hotels, Restaurants & Leisure 0.1%
Flight Centre Travel Group
Ltd. * 52,415 634,290
Internet & Direct Marketing Retail 0.3%
Temple & Webster Group Ltd.
*(a) 425,097 1,581,691
IT Services 0.2%
Tyro Payments Ltd. * 1,972,508 1,147,446
Metals & Mining 1.2%
Bellevue Gold Ltd. *(a) 1,979,381 1,179,490
IGO Ltd. 285,271 2,213,232
Mineral Resources Ltd. 55,605 2,095,126
Pilbara Minerals Ltd. * 1,186,889 2,327,393
7,815,241
Oil, Gas & Consumable Fuels 0.4%
Whitehaven Coal Ltd. 503,906 2,211,398
Software 0.1%
SiteMinder Ltd. * 255,009 758,957
Specialty Retail 0.3%
Lovisa Holdings Ltd. 68,832 861,121
Nick Scali Ltd. (a) 113,600 765,277
1,626,398
Thrifts & Mortgage Finance 0.3%
Liberty Financial Group Ltd.
Reg. S 560,160 1,585,283
Trading Companies & Distributors 0.2%
Seven Group Holdings Ltd. 85,141 1,050,093
36,098,429
AUSTRIA 2.5%
Banks 1.2%
Addiko Bank AG 189,940 1,999,874
Common Stocks
Shares Value ($)
AUSTRIA
Banks
BAWAG Group AG Reg. S
*(b) 108,706 5,032,062
7,031,936
Construction Materials 0.1%
Wienerberger AG 36,115 830,228
Electronic Equipment, Instruments & Components 0.5%
AT&S Austria Technologie &
Systemtechnik AG 54,545 2,724,528
Machinery 0.7%
ANDRITZ AG 86,991 4,072,556
14,659,248
BELGIUM 0.4%
Banks 0.4%
KBC Ancora 66,535 2,330,541
BRAZIL 2.9%
IT Services 0.4%
Locaweb Servicos de Internet
SA Reg. S *(b) 1,686,000 2,206,030
Road & Rail 0.7%
Rumo SA 1,161,900 3,938,796
Software 0.7%
TOTVS SA * 979,200 4,990,531
Water Utilities 0.4%
Cia de Saneamento Basico
do Estado de Sao Paulo * 247,900 2,140,216
Wireless Telecommunication Services 0.7%
TIM SA * 1,744,000 4,243,629
17,519,202
BURKINA FASO 0.4%
Metals & Mining 0.4%
Endeavour Mining plc (a) 107,895 2,128,326
CANADA 4.3%
Chemicals 0.3%
EcoSynthetix, Inc. *(a) 593,107 1,848,032
Entertainment 0.2%
Boat Rocker Media, Inc. * 626,178 1,354,506
Equity Real Estate Investment Trusts (REITs) 0.9%
Boardwalk REIT 141,548 5,398,621
IT Services 0.6%
Nuvei Corp. Reg. S * 107,527 3,750,542
Metals & Mining 0.3%
Stelco Holdings, Inc. (a) 62,198 1,755,367
Oil, Gas & Consumable Fuels 0.3%
Parex Resources, Inc. 100,314 1,867,546
Real Estate Management & Development 0.7%
Colliers International Group,
Inc. (a) 35,268 4,404,403
Software 1.0%
Lightspeed Commerce, Inc. * 254,035 5,450,088
25,829,105

50 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
CHINA 1.6%
Auto Components 0.2%
Minth Group Ltd. 379,677 1,018,218
Automobiles 0.1%
Niu Technologies, ADR * 56,869 368,511
Gas Utilities 0.4%
Beijing Enterprises Holdings
Ltd. 847,500 2,720,715
Independent Power and Renewable Electricity Producers
0.2%
China Datang Corp.
Renewable Power Co. Ltd.
,
Class H
3,971,000 1,081,103
IT Services 0.2%
Vnet Group, Inc., ADR * 237,770 1,226,893
Machinery 0.2%
Airtac International Group * 60,432 1,658,740
Real Estate Management & Development 0.2%
CIFI Holdings Group Co. Ltd. 3,580,240 976,579
Software 0.1%
Kingdee International
Software Group Co. Ltd. * 274,700 596,406
9,647,165
DENMARK 1.0%
Beverages 0.3%
Royal Unibrew A/S 19,897 1,699,548
Biotechnology 0.5%
Ascendis Pharma A/S, ADR * 23,183 1,982,842
Zealand Pharma A/S * 55,838 1,006,320
2,989,162
Software 0.2%
Netcompany Group A/S Reg.
S *(b) 23,782 1,331,781
6,020,491
EGYPT 0.3%
Oil, Gas & Consumable Fuels 0.3%
Energean plc * 134,381 1,887,956
FINLAND 0.8%
Chemicals 0.4%
Kemira OYJ 166,509 2,112,030
Machinery 0.4%
Cargotec OYJ
, Class B
(a) 36,526 1,291,207
Wartsila OYJ Abp (a) 164,797 1,445,229
2,736,436
4,848,466
FRANCE 2.9%
Capital Markets 0.4%
Rothschild & Co. 68,559 2,520,116
Construction Materials 0.2%
Imerys SA 15,472 523,250
Vicat SA 29,892 779,653
1,302,903
Gas Utilities 0.3%
Rubis SCA 70,850 1,733,793
Common Stocks
Shares Value ($)
FRANCE
Household Durables 0.3%
Kaufman & Broad SA (a) 63,546 1,762,459
Media 0.7%
JCDecaux SA * 285,562 4,608,616
Oil, Gas & Consumable Fuels 0.2%
Gaztransport Et Technigaz SA 6,631 914,386
Road & Rail 0.4%
ALD SA Reg. S (a)(b) 176,194 2,088,869
Semiconductors & Semiconductor Equipment 0.4%
SOITEC * 13,922 2,235,130
17,166,272
GERMANY 3.3%
Aerospace & Defense 1.2%
Hensoldt AG 212,818 5,439,032
Rheinmetall AG 11,275 2,064,121
7,503,153
Chemicals 0.3%
Wacker Chemie AG 12,401 1,860,553
Electronic Equipment, Instruments & Components 0.8%
Jenoptik AG 185,471 4,481,997
Life Sciences Tools & Services 0.3%
Evotec SE *(a) 63,766 1,649,417
Machinery 0.2%
KION Group AG 21,734 985,384
Metals & Mining 0.3%
Aurubis AG 24,716 1,774,866
Professional Services 0.2%
Bertrandt AG 35,334 1,317,601
19,572,971
GREECE 0.3%
Diversified Telecommunication Services 0.3%
Hellenic Telecommunications
Organization SA 102,137 1,758,209
HONG KONG 2.1%
Banks 0.8%
Dah Sing Financial Holdings
Ltd. 1,831,600 4,818,281
Food Products 0.1%
Vitasoy International Holdings
Ltd. (a) 526,000 793,872
Hotels, Restaurants & Leisure 0.9%
Mandarin Oriental
International Ltd. * 1,246,800 2,440,339
Melco Resorts &
Entertainment Ltd., ADR * 581,089 2,992,607
5,432,946
Multiline Retail 0.0%
†
Lifestyle International
Holdings Ltd. * 386,500 132,894
Specialty Retail 0.2%
Luk Fook Holdings
International Ltd. 79,000 193,101

Nationwide International Small Cap Fund - July 31, 2022 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
HONG KONG
Specialty Retail
Pou Sheng International
Holdings Ltd. 8,498,000 933,019
1,126,120
Textiles, Apparel & Luxury Goods 0.1%
Chow Sang Sang Holdings
International Ltd. 360,000 372,705
12,676,818
HUNGARY 0.1%
Oil, Gas & Consumable Fuels 0.1%
MOL Hungarian Oil & Gas plc 44,866 329,711
IRELAND 0.8%
Banks 0.8%
AIB Group plc 1,967,033 4,479,695
ISRAEL 0.3%
Real Estate Management & Development 0.3%
Melisron Ltd. * 25,820 1,942,381
ITALY 2.6%
Capital Markets 0.1%
Anima Holding SpA Reg. S
(b) 134,448 473,987
Construction Materials 0.2%
Buzzi Unicem SpA 55,050 1,006,406
Diversified Financial Services 0.6%
BFF Bank SpA Reg. S (b) 508,087 3,568,204
Gas Utilities 0.4%
Italgas SpA 456,285 2,615,212
Life Sciences Tools & Services 0.6%
Stevanato Group SpA (a) 207,762 3,554,808
Textiles, Apparel & Luxury Goods 0.7%
OVS SpA Reg. S (b) 1,544,578 2,487,819
Salvatore Ferragamo SpA 110,758 1,971,243
4,459,062
15,677,679
JAPAN 25.2%
Auto Components 0.2%
Ichikoh Industries Ltd. 36,100 99,727
Musashi Seimitsu Industry
Co. Ltd. 117,400 1,262,633
1,362,360
Automobiles 0.3%
Yamaha Motor Co. Ltd. 104,030 2,007,621
Banks 1.2%
Bank of Kyoto Ltd. (The) 79,216 3,360,362
Fukuoka Financial Group, Inc. 199,300 3,523,104
6,883,466
Beverages 0.2%
Coca-Cola Bottlers Japan
Holdings, Inc. 81,500 928,680
Building Products 0.2%
Sekisui Jushi Corp. 38,400 502,059
Sinko Industries Ltd. 32,900 416,774
918,833
Common Stocks
Shares Value ($)
JAPAN
Capital Markets 0.3%
Ichiyoshi Securities Co. Ltd.
(a) 359,570 1,690,686
Chemicals 1.5%
Air Water, Inc. 94,800 1,277,470
Denka Co. Ltd. 22,400 580,315
JSR Corp. 40,182 1,113,798
Lintec Corp. 32,100 563,864
MEC Co. Ltd. 50,400 910,372
Nippon Shokubai Co. Ltd. 14,400 563,400
NOF Corp. 29,700 1,175,403
Shin-Etsu Polymer Co. Ltd. 80,400 834,096
Showa Denko KK 60,100 1,007,822
Teijin Ltd. 56,500 598,463
8,625,003
Construction & Engineering 1.4%
COMSYS Holdings Corp. 58,600 1,181,325
EXEO Group, Inc. 62,300 1,047,799
JGC Holdings Corp. 80,800 995,015
JTOWER, Inc. *(a) 40,100 1,994,394
Kumagai Gumi Co. Ltd. 30,700 653,100
Kyudenko Corp. 31,800 692,330
MIRAIT ONE Corp. 55,800 699,095
Toyo Construction Co. Ltd. 69,200 450,702
Yokogawa Bridge Holdings
Corp. 35,600 514,549
8,228,309
Consumer Finance 0.2%
Marui Group Co. Ltd. 76,000 1,387,427
Containers & Packaging 0.3%
FP Corp. 75,400 1,698,814
Diversified Financial Services 0.6%
Tokyo Century Corp. 99,200 3,503,421
Electric Utilities 0.2%
Kyushu Electric Power Co.,
Inc. 185,900 1,214,605
Electrical Equipment 0.3%
Ushio, Inc. 133,700 1,847,711
Electronic Equipment, Instruments & Components 0.1%
Ibiden Co. Ltd. 25,600 753,259
Entertainment 0.2%
Square Enix Holdings Co.
Ltd. 21,700 1,006,092
Equity Real Estate Investment Trusts (REITs) 1.2%
Comforia Residential REIT,
Inc. 1,299 3,282,016
Frontier Real Estate
Investment Corp. 935 3,810,837
7,092,853
Food Products 1.1%
Calbee, Inc. 295,200 6,328,100
Health Care Equipment & Supplies 1.1%
Asahi Intecc Co. Ltd. 180,300 3,333,236
Jeol Ltd. 28,800 1,310,862
Mani, Inc. 153,800 1,819,765
6,463,863

52 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
JAPAN
Hotels, Restaurants & Leisure 2.7%
Food & Life Cos. Ltd. 623,900 12,163,543
Kyoritsu Maintenance Co.
Ltd. (a) 116,300 4,475,669
16,639,212
Household Durables 0.7%
Nikon Corp. 186,800 2,145,100
Open House Group Co. Ltd. 43,800 1,904,006
4,049,106
Household Products 0.2%
Pigeon Corp. 64,700 947,518
IT Services 0.4%
Comture Corp. 33,812 762,802
GMO Financial Gate, Inc. (a) 3,630 386,730
NET One Systems Co. Ltd. 46,340 1,078,298
Simplex Holdings, Inc. 9,700 145,003
2,372,833
Leisure Products 0.7%
Sega Sammy Holdings, Inc. 110,200 1,892,713
Universal Entertainment
Corp. * 198,000 2,154,239
4,046,952
Machinery 2.2%
Amada Co. Ltd. 236,700 1,907,934
Ebara Corp. 37,900 1,488,957
Fuji Corp. 70,900 1,098,371
Giken Ltd. 16,200 402,583
IHI Corp. 58,700 1,551,559
Japan Steel Works Ltd. (The) 21,500 500,111
Kawasaki Heavy Industries
Ltd. 71,300 1,404,065
Max Co. Ltd. 43,600 557,908
Nabtesco Corp. 60,500 1,450,077
NSK Ltd. 104,400 585,713
Shibaura Machine Co. Ltd. 19,000 408,159
Sumitomo Heavy Industries
Ltd. 56,600 1,292,574
THK Co. Ltd. 59,600 1,264,745
13,912,756
Media 1.1%
Hakuhodo DY Holdings, Inc. 535,554 5,512,076
Kadokawa Corp. 42,700 1,034,958
6,547,034
Personal Products 0.5%
Mandom Corp. 232,700 2,839,612
Professional Services 1.1%
BayCurrent Consulting, Inc. 3,355 1,049,380
dip Corp. 87,300 2,321,241
Nihon M&A Center Holdings,
Inc. 236,900 3,164,582
6,535,203
Real Estate Management & Development 1.5%
Heiwa Real Estate Co. Ltd. 156,300 4,711,401
Tokyo Tatemono Co. Ltd. 265,400 3,908,730
8,620,131
Road & Rail 0.9%
Fukuyama Transporting Co.
Ltd. 67,300 1,571,018
Nikkon Holdings Co. Ltd. 39,800 731,504
Common Stocks
Shares Value ($)
JAPAN
Road & Rail
Seino Holdings Co. Ltd. 339,900 2,816,193
5,118,715
Semiconductors & Semiconductor Equipment 0.2%
Shinko Electric Industries Co.
Ltd. 45,840 1,181,080
Software 0.5%
Freee KK *(a) 54,700 1,328,144
Money Forward, Inc. * 20,699 534,104
Sansan, Inc. *(a) 122,908 1,235,501
3,097,749
Specialty Retail 0.1%
JINS Holdings, Inc. (a) 30,300 863,534
Textiles, Apparel & Luxury Goods 0.9%
Asics Corp. 150,700 2,861,874
Descente Ltd. 128,100 2,732,364
5,594,238
Trading Companies & Distributors 0.5%
Inaba Denki Sangyo Co. Ltd. 48,500 1,015,768
Sojitz Corp. 104,680 1,591,880
Yamazen Corp. 77,600 587,070
3,194,718
Transportation Infrastructure 0.4%
Japan Airport Terminal Co.
Ltd. * 44,700 1,758,680
Kamigumi Co. Ltd. 26,800 545,758
Sumitomo Warehouse Co.
Ltd. (The) 2,400 37,833
2,342,271
149,843,765
LUXEMBOURG 0.3%
Automobiles 0.1%
Arrival SA *(a) 202,945 318,624
Personal Products 0.2%
L'Occitane International SA 443,750 1,510,024
1,828,648
MEXICO 0.4%
Real Estate Management & Development 0.4%
Corp. Inmobiliaria Vesta SAB
de CV 1,186,500 2,336,856
NETHERLANDS 1.6%
Biotechnology 0.3%
Merus NV *(a) 82,634 1,998,090
Chemicals 0.2%
Corbion NV (a) 30,605 1,065,831
Hotels, Restaurants & Leisure 0.3%
DP Eurasia NV Reg. S *(b) 2,157,390 1,500,127
Semiconductors & Semiconductor Equipment 0.4%
BE Semiconductor Industries
NV 39,822 2,134,165
Trading Companies & Distributors 0.4%
IMCD NV 17,578 2,814,129
9,512,342

Nationwide International Small Cap Fund - July 31, 2022 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
NEW ZEALAND 0.2%
Building Products 0.2%
Fletcher Building Ltd. 343,946 1,119,959
NORWAY 0.3%
Industrial Conglomerates 0.3%
Aker ASA
, Class A
21,131 1,635,988
SINGAPORE 2.0%
Equity Real Estate Investment Trusts (REITs) 1.3%
Ascott Residence Trust 5,529,300 4,690,299
Suntec REIT 2,858,300 3,336,857
8,027,156
Hotels, Restaurants & Leisure 0.2%
Genting Singapore Ltd. 1,683,000 983,169
Transportation Infrastructure 0.5%
SATS Ltd. * 935,000 2,691,725
11,702,050
SOUTH AFRICA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Thungela Resources Ltd. 210,003 3,700,637
SOUTH KOREA 0.3%
Auto Components 0.1%
SNT Motiv Co. Ltd. 21,687 736,226
Semiconductors & Semiconductor Equipment 0.2%
Eugene Technology Co. Ltd. 33,813 811,239
1,547,465
SPAIN 2.5%
Banks 0.4%
Bankinter SA 508,134 2,503,407
Electric Utilities 1.4%
Acciona SA (a) 38,043 7,813,940
Equity Real Estate Investment Trusts (REITs) 0.1%
Arima Real Estate SOCIMI
SA * 71,868 570,749
Hotels, Restaurants & Leisure 0.2%
Melia Hotels International
SA * 210,987 1,328,323
Pharmaceuticals 0.4%
Almirall SA 264,384 2,548,270
14,764,689
SWEDEN 5.0%
Containers & Packaging 0.6%
BillerudKorsnas AB (a) 266,517 3,451,448
Health Care Equipment & Supplies 0.7%
Cellavision AB 59,080 2,136,881
Surgical Science Sweden AB
*(a) 122,664 1,925,322
4,062,203
Machinery 1.6%
Trelleborg AB
, Class B
394,826 9,687,668
Metals & Mining 0.3%
SSAB AB
, Class A
419,516 2,025,443
Real Estate Management & Development 1.8%
Castellum AB (a) 76,207 1,229,844
Catena AB 103,440 4,748,018
Common Stocks
Shares Value ($)
SWEDEN
Real Estate Management & Development
Cibus Nordic Real Estate AB 91,136 1,632,178
Nyfosa AB 310,138 2,887,914
10,497,954
29,724,716
SWITZERLAND 2.8%
Airlines 0.3%
Wizz Air Holdings plc Reg. S
*(b) 55,586 1,509,219
Consumer Finance 0.3%
Cembra Money Bank AG 23,626 1,716,962
Life Sciences Tools & Services 1.7%
Siegfried Holding AG
(Registered) * 6,565 4,855,139
Tecan Group AG (Registered) 16,160 5,747,315
10,602,454
Specialty Retail 0.5%
Dufry AG (Registered) * 75,534 2,847,855
16,676,490
TAIWAN 1.0%
Electronic Equipment, Instruments & Components 0.2%
Chroma ATE, Inc. 203,209 1,173,177
Semiconductors & Semiconductor Equipment 0.8%
ASPEED Technology, Inc. 37,300 2,415,742
Realtek Semiconductor Corp. 186,229 2,139,853
4,555,595
5,728,772
UNITED ARAB EMIRATES 0.8%
IT Services 0.8%
Network International
Holdings plc Reg. S *(b) 1,908,714 4,677,121
UNITED KINGDOM 19.9%
Biotechnology 1.0%
Abcam plc * 311,527 4,638,243
Immunocore Holdings plc,
ADR *(a) 26,856 1,239,136
5,877,379
Capital Markets 0.7%
Allfunds Group plc 159,869 1,348,593
Impax Asset Management
Group plc 122,505 1,070,387
Intermediate Capital Group
plc 91,995 1,711,111
4,130,091
Chemicals 0.2%
Synthomer plc 415,928 1,184,494
Commercial Services & Supplies 0.6%
Smart Metering Systems plc 334,722 3,847,659
Construction Materials 0.1%
Marshalls plc 73,645 444,709
Electronic Equipment, Instruments & Components 0.9%
Spectris plc 142,465 5,413,176
Energy Equipment & Services 0.3%
Subsea 7 SA 202,010 1,818,903

54 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Equity Real Estate Investment Trusts (REITs) 2.3%
Derwent London plc 39,224 1,372,788
LondonMetric Property plc 855,650 2,609,148
Safestore Holdings plc 332,425 4,627,107
UNITE Group plc (The) 374,632 5,330,312
13,939,355
Food Products 0.3%
Cranswick plc 44,997 1,833,072
Health Care Equipment & Supplies 0.7%
ConvaTec Group plc Reg. S
(b) 1,555,386 4,337,629
Hotels, Restaurants & Leisure 2.2%
Greggs plc 78,471 1,958,600
Restaurant Group plc (The) * 3,413,880 2,120,669
SSP Group plc * 1,078,089 3,356,529
Trainline plc Reg. S *(b) 1,139,466 5,526,314
12,962,112
Industrial Conglomerates 0.4%
Smiths Group plc 114,849 2,167,466
Insurance 2.0%
Beazley plc 1,596,175 10,573,053
Sabre Insurance Group plc
Reg. S (b) 1,026,111 1,368,727
11,941,780
IT Services 0.9%
Softcat plc 318,350 5,450,786
Machinery 2.7%
IMI plc 549,939 8,980,455
Rotork plc 2,389,295 7,586,738
16,567,193
Media 0.3%
Hyve Group plc * 2,243,805 1,914,248
Multiline Retail 0.4%
B&M European Value Retail
SA 496,327 2,573,875
Oil, Gas & Consumable Fuels 0.9%
EnQuest plc * 1,839,812 649,054
Harbour Energy plc 495,428 2,223,949
Serica Energy plc 571,872 2,646,107
5,519,110
Pharmaceuticals 0.3%
Verona Pharma plc, ADR * 276,702 1,488,657
Real Estate Management & Development 0.2%
Savills plc 70,569 1,027,995
Road & Rail 0.5%
National Express Group plc * 1,222,487 2,745,980
Specialty Retail 0.5%
WH Smith plc * 151,703 2,679,744
Trading Companies & Distributors 0.9%
RS GROUP plc 401,948 5,074,279
Water Utilities 0.6%
Pennon Group plc 274,221 3,360,761
118,300,453
Common Stocks
Shares Value ($)
UNITED STATES 0.6%
Building Products 0.2%
Reliance Worldwide Corp.
Ltd. 475,241 1,474,147
Semiconductors & Semiconductor Equipment 0.4%
Parade Technologies Ltd. 52,000 1,971,021
3,445,168
Total Common Stocks
(cost $624,231,351) 571,117,784
Exchange Traded Fund 1.8%
UNITED STATES 1.8%
iShares MSCI EAFE Small-
Cap ETF (a) 185,358 10,789,689
Total Exchange Traded Fund
(cost $10,102,839) 10,789,689
Rights 0.0%
†
Number of
Rights
FRANCE 0.0%
†
Biotechnology 0.0%
†
Clementia Pharmaceuticals,
Inc., CVR*^∞ 16,268 0
Total Rights
(cost $0) 0
Repurchase Agreement 1.2%
Principal
Amount ($)
CF Secured, LLC, 2.24%,
dated 7/29/2022, due
8/1/2022, repurchase
price $6,980,567,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$7,120,178.(c) 6,979,264 6,979,264
Total Repurchase Agreement
(cost $6,979,264) 6,979,264
Total Investments
(cost $641,313,454) — 99.2% 588,886,737
Other assets in excess of liabilities — 0.8% 5,045,813
NET ASSETS — 100.0%
$ 593,932,550

Nationwide International Small Cap Fund - July 31, 2022 (Unaudited) - Statement of Investments - 55
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2022. The total value of securities on loan as of
July 31, 2022 was $30,161,774, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,979,264 and by $24,742,201 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 9/1/2022 – 5/15/2052, a total value of
$31,721,465.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of July 31, 2022 was $36,107,889 which
represents 6.08% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $6,979,264.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

56 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Small Cap Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Small Cap Fund - July 31, 2022 (Unaudited) - Statement of Investments - 57
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 7,503,153 $ – $ 7,503,153
Airlines – 1,509,219 – 1,509,219
Auto Components – 3,116,804 – 3,116,804
Automobiles 687,135 2,007,621 – 2,694,756
Banks – 28,047,326 – 28,047,326
Beverages – 2,628,228 – 2,628,228
Biotechnology 5,220,068 5,644,563 – 10,864,631
Building Products – 3,512,939 – 3,512,939
Capital Markets – 8,814,880 – 8,814,880
Chemicals 1,848,032 16,327,211 – 18,175,243
Commercial Services & Supplies – 3,847,659 – 3,847,659
Construction & Engineering – 8,228,309 – 8,228,309
Construction Materials – 4,042,204 – 4,042,204
Consumer Finance – 4,758,357 – 4,758,357
Containers & Packaging – 8,240,069 – 8,240,069
Distributors – 978,305 – 978,305
Diversified Financial Services – 8,190,419 – 8,190,419
Diversified Telecommunication Services – 1,758,209 – 1,758,209
Electric Utilities – 9,028,545 – 9,028,545
Electrical Equipment – 1,847,711 – 1,847,711
Electronic Equipment, Instruments &
Components – 14,546,137 – 14,546,137
Energy Equipment & Services – 1,818,903 – 1,818,903
Entertainment 1,354,506 1,006,092 – 2,360,598
Equity Real Estate Investment Trusts
(REITs) 5,398,621 34,759,548 – 40,158,169
Food & Staples Retailing – 1,931,706 – 1,931,706
Food Products – 10,803,403 – 10,803,403
Gas Utilities – 7,069,720 – 7,069,720
Health Care Equipment & Supplies – 14,863,695 – 14,863,695
Hotels, Restaurants & Leisure 2,992,607 36,487,572 – 39,480,179
Household Durables – 5,811,565 – 5,811,565
Household Products – 947,518 – 947,518
Independent Power and Renewable
Electricity Producers – 1,081,103 – 1,081,103
Industrial Conglomerates – 3,803,454 – 3,803,454
Insurance – 11,941,780 – 11,941,780
Internet & Direct Marketing Retail – 1,581,691 – 1,581,691
IT Services 7,183,465 13,648,186 – 20,831,651
Leisure Products – 4,046,952 – 4,046,952
Life Sciences Tools & Services 3,554,808 12,251,871 – 15,806,679
Machinery – 49,620,733 – 49,620,733
Media – 13,069,898 – 13,069,898
Metals & Mining 3,883,693 11,615,550 – 15,499,243
Multiline Retail – 2,706,769 – 2,706,769
Oil, Gas & Consumable Fuels 1,867,546 14,563,198 – 16,430,744
Personal Products – 4,349,636 – 4,349,636
Pharmaceuticals 1,488,657 2,548,270 – 4,036,927
Professional Services – 7,852,804 – 7,852,804
Real Estate Management & Development 6,741,259 23,065,040 – 29,806,299
Road & Rail 3,938,796 9,953,564 – 13,892,360
Semiconductors & Semiconductor
Equipment – 12,888,230 – 12,888,230
Software 10,440,619 5,784,893 – 16,225,512
Specialty Retail – 9,143,651 – 9,143,651
Textiles, Apparel & Luxury Goods – 10,426,005 – 10,426,005
Thrifts & Mortgage Finance – 1,585,283 – 1,585,283
Trading Companies & Distributors – 12,133,219 – 12,133,219

58 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Small Cap Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Transportation Infrastructure $ – $ 5,033,996 $ – $ 5,033,996
Water Utilities 2,140,216 3,360,761 – 5,500,977
Wireless Telecommunication Services 4,243,629 – – 4,243,629
Total Common Stocks $ 62,983,657 $ 508,134,127 $ – $ 571,117,784
Exchange Traded Fund 10,789,689 – – 10,789,689
Repurchase Agreement – 6,979,264 – 6,979,264
Rights – – – –
Total $ 73,773,346 $ 515,113,391 $ – $ 588,886,737
As of July 31, 2022, the Fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0 .2%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 157,008 152,966
Automobiles 0 .2%
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 421,883 418,159
Credit Card 0 .0%
†
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 50,000 47,675
Total Asset-Backed Securities
(cost $627,761)
618,800
Commercial Mortgage-Backed Securities 2 .0%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 445,229
Citigroup Commercial
Mortgage Trust
Series 2013-GC17, Class
A4, 4.13%, 11/10/2046 650,000 648,568
Series 2014-GC25, Class
A4, 3.64%, 10/10/2047 500,000 494,686
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K037, Class A2,
3.49%, 1/25/2024 200,000 200,091
Series K066, Class A2,
3.12%, 6/25/2027 250,000 249,659
Series K739, Class A2,
1.34%, 9/25/2027 620,000 568,119
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 203,044
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,179,441 1,103,204
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 736,025
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 450,000 442,397
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 144,400
Total Commercial Mortgage-Backed
Securities
(cost $5,556,499) 5,235,422
Corporate Bonds 24 .4%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .7%
Boeing Co. (The) ,
1.43%, 2/4/2024 250,000 240,770
3.10%, 5/1/2026 200,000 191,740
3.20%, 3/1/2029(a) 100,000 90,430
5.15%, 5/1/2030 50,000 50,471
5.71%, 5/1/2040 200,000 199,014
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 50,185
L3Harris Technologies, Inc. ,
4.85%, 4/27/2035 55,000 56,204
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 41,317
Lockheed Martin Corp. ,
4.09%, 9/15/2052 100,000 96,941
4.15%, 6/15/2053 10,000 9,804
4.30%, 6/15/2062 10,000 9,853
Northrop Grumman Corp. ,
4.75%, 6/1/2043 100,000 101,519
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 200,000 202,919
4.50%, 6/1/2042 100,000 100,005
Textron, Inc. ,
4.30%, 3/1/2024 250,000 252,169
1,693,341
Air Freight & Logistics 0 .2%
FedEx Corp. ,
4.25%, 5/15/2030(a) 100,000 100,515
4.55%, 4/1/2046 100,000 93,837
United Parcel Service, Inc. ,
2.20%, 9/1/2024 250,000 246,269
5.30%, 4/1/2050(a) 100,000 116,532
557,153
Airlines 0 .0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 100,000 86,854
Auto Components 0 .1%
Aptiv plc ,
5.40%, 3/15/2049 50,000 46,311
BorgWarner, Inc. ,
3.38%, 3/15/2025 70,000 68,796
2.65%, 7/1/2027(a) 25,000 23,178
Lear Corp. ,
3.80%, 9/15/2027 123,000 119,113
257,398
Automobiles 0 .1%
General Motors Co. ,
6.25%, 10/2/2043 150,000 147,574
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 20,000 18,714
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 65,090
231,378
Banks 4 .4%
Banco Santander SA ,
2.71%, 6/27/2024 200,000 195,495

2 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
4.25%, 4/11/2027 200,000 195,581
Bank of America Corp. ,
(SOFR + 0.67%), 1.84%,
2/4/2025(b) 60,000 58,120
4.25%, 10/22/2026 145,000 145,940
(SOFR + 1.05%), 2.55%,
2/4/2028(b) 200,000 185,817
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(b) 281,000 268,866
(ICE LIBOR USD 3 Month +
1.07%), 3.97%, 3/5/2029(b) 250,000 244,715
(SOFR + 2.15%), 2.59%,
4/29/2031(b) 100,000 87,435
(SOFR + 1.32%), 2.69%,
4/22/2032(b) 200,000 173,993
(SOFR + 1.33%), 2.97%,
2/4/2033(b) 95,000 84,158
(SOFR + 1.83%), 4.57%,
4/27/2033(b) 40,000 40,271
(SOFR + 2.16%), 5.02%,
7/22/2033(b) 45,000 46,927
(SOFR + 1.93%), 2.68%,
6/19/2041(b) 170,000 128,494
5.88%, 2/7/2042 25,000 28,095
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(b) 100,000 96,141
(SOFR + 1.56%), 2.97%,
7/21/2052(b) 30,000 22,372
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026(a) 250,000 239,494
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(b) 250,000 247,885
BNP Paribas SA ,
4.25%, 10/15/2024 250,000 250,407
Citigroup, Inc. ,
3.75%, 6/16/2024 300,000 302,533
3.70%, 1/12/2026 250,000 250,208
3.40%, 5/1/2026 200,000 196,888
(SOFR + 1.28%), 3.07%,
2/24/2028(b) 10,000 9,496
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(b) 100,000 95,583
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(b) 100,000 96,820
(SOFR + 1.17%), 2.56%,
5/1/2032(b) 80,000 68,728
6.63%, 6/15/2032 182,000 205,504
4.65%, 7/23/2048 100,000 98,508
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 250,000 239,817
Comerica, Inc. ,
4.00%, 2/1/2029 100,000 99,044
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bancorp ,
3.95%, 3/14/2028 150,000 148,594
(SOFR + 1.66%), 4.34%,
4/25/2033(b) 20,000 19,662
HSBC Holdings plc ,
(ICE LIBOR USD 3
Month + 1.53%), 4.58%,
6/19/2029(b) 200,000 195,357
4.95%, 3/31/2030 200,000 201,741
6.50%, 9/15/2037 100,000 110,929
JPMorgan Chase & Co. ,
3.63%, 5/13/2024(a) 350,000 352,689
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(b) 200,000 200,233
3.13%, 1/23/2025(a) 250,000 249,564
(SOFR + 0.49%), 0.77%,
8/9/2025(b) 100,000 93,347
(SOFR + 1.16%), 2.30%,
10/15/2025(b) 250,000 239,838
3.30%, 4/1/2026 250,000 247,074
(SOFR + 1.32%), 4.08%,
4/26/2026(b) 100,000 99,920
(SOFR + 1.56%), 4.32%,
4/26/2028(b) 190,000 190,784
(ICE LIBOR USD 3
Month + 1.33%), 4.45%,
12/5/2029(b) 25,000 25,002
(SOFR + 1.51%), 2.74%,
10/15/2030(b) 100,000 89,659
2.52%, 4/22/2031 125,000 109,683
(SOFR + 1.25%), 2.58%,
4/22/2032(b) 100,000 86,791
(SOFR + 1.26%), 2.96%,
1/25/2033(b) 35,000 31,135
6.40%, 5/15/2038 120,000 142,264
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(b) 50,000 44,767
(SOFR + 2.44%), 3.11%,
4/22/2051(b) 115,000 87,848
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 100,000 92,469
2.88%, 4/3/2028 200,000 200,122
1.75%, 9/14/2029 100,000 93,197
Lloyds Banking Group plc ,
4.50%, 11/4/2024 250,000 250,550
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(b) 200,000 189,872
Mitsubishi UFJ Financial
Group, Inc. ,
3.75%, 7/18/2039 200,000 176,637
Mizuho Financial Group, Inc. ,
3.17%, 9/11/2027 250,000 235,282
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 248,232

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The) ,
2.55%, 1/22/2030 100,000 89,456
Royal Bank of Canada ,
2.25%, 11/1/2024(a) 250,000 243,722
2.05%, 1/21/2027(a) 100,000 93,062
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 100,000 97,646
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(b) 250,000 225,912
Sumitomo Mitsui Financial
Group, Inc. ,
3.20%, 9/17/2029 250,000 226,246
Toronto-Dominion Bank (The) ,
2.65%, 6/12/2024 200,000 196,861
1.25%, 12/13/2024 100,000 94,653
Truist Financial Corp. ,
(SOFR + 1.46%), 4.26%,
7/28/2026(a)(b) 10,000 10,065
(SOFR + 2.24%), 4.92%,
7/28/2033(b) 10,000 10,088
US Bancorp ,
2.40%, 7/30/2024 250,000 246,022
Series X, 3.15%,
4/27/2027(a) 250,000 246,482
Wells Fargo & Co. ,
(SOFR + 1.26%), 2.57%,
2/11/2031(b) 250,000 220,488
(SOFR + 1.50%), 3.35%,
3/2/2033(b) 50,000 45,915
5.61%, 1/15/2044 283,000 297,113
(SOFR + 4.50%), 5.01%,
4/4/2051(b) 60,000 62,263
Westpac Banking Corp. ,
3.30%, 2/26/2024 150,000 150,115
3.13%, 11/18/2041 65,000 49,801
11,462,487
Beverages 0 .4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 285,000 287,025
Anheuser-Busch InBev
Worldwide, Inc. ,
5.45%, 1/23/2039 80,000 85,754
4.75%, 4/15/2058 100,000 96,491
Coca-Cola Co. (The) ,
2.90%, 5/25/2027(a) 100,000 99,106
2.60%, 6/1/2050 100,000 78,202
Constellation Brands, Inc. ,
5.25%, 11/15/2048 50,000 51,309
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 183,710
Keurig Dr Pepper, Inc. ,
4.50%, 4/15/2052 10,000 9,364
Molson Coors Beverage Co. ,
4.20%, 7/15/2046(a) 50,000 43,888
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
PepsiCo, Inc. ,
2.25%, 3/19/2025 100,000 98,167
3.45%, 10/6/2046(a) 75,000 68,478
2.75%, 10/21/2051 50,000 40,683
1,142,177
Biotechnology 0 .3%
AbbVie, Inc. ,
4.30%, 5/14/2036 100,000 99,358
4.70%, 5/14/2045 50,000 49,947
4.25%, 11/21/2049 175,000 164,343
Amgen, Inc. ,
4.66%, 6/15/2051 170,000 168,472
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 95,628
Gilead Sciences, Inc. ,
4.75%, 3/1/2046 150,000 150,181
727,929
Building Products 0 .0%
†
Carrier Global Corp. ,
2.49%, 2/15/2027 23,000 21,512
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 50,000 44,907
Masco Corp. ,
3.13%, 2/15/2051 30,000 21,115
Owens Corning ,
4.30%, 7/15/2047 10,000 8,402
95,936
Capital Markets 1 .2%
Ares Capital Corp. ,
3.88%, 1/15/2026(a) 200,000 188,248
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027(a) 100,000 93,683
Series J, 1.90%, 1/25/2029 100,000 88,504
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029(c) 50,000 41,856
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 100,000 83,422
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 60,542
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 91,769
1.95%, 12/1/2031 50,000 42,389
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 55,680
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(b) 200,000 175,617
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.73%), 1.76%,
1/24/2025(b) 50,000 48,223
3.50%, 4/1/2025 300,000 298,384
2.64%, 2/24/2028 25,000 23,297

4 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(b) 250,000 237,763
6.25%, 2/1/2041 250,000 290,277
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 20,404
4.60%, 3/15/2033 20,000 20,642
4.95%, 6/15/2052 20,000 20,599
3.00%, 9/15/2060 50,000 35,967
5.20%, 6/15/2062 20,000 20,828
Jefferies Group LLC ,
4.15%, 1/23/2030 50,000 46,297
Moody's Corp. ,
2.55%, 8/18/2060 25,000 16,428
Morgan Stanley ,
4.35%, 9/8/2026 250,000 252,047
(SOFR + 1.00%), 2.48%,
1/21/2028(b) 130,000 121,073
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(b) 50,000 50,097
7.25%, 4/1/2032(a) 100,000 122,727
(SOFR + 1.29%), 2.94%,
1/21/2033(a)(b) 50,000 44,661
4.38%, 1/22/2047 250,000 239,133
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 50,149
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030 100,000 102,258
S&P Global, Inc. ,
2.70%, 3/1/2029(c) 10,000 9,405
State Street Corp. ,
3.30%, 12/16/2024 155,000 155,732
3,148,101
Chemicals 0 .3%
Cabot Corp. ,
4.00%, 7/1/2029 100,000 94,878
CF Industries, Inc. ,
5.15%, 3/15/2034 60,000 60,128
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 84,168
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 30,000 30,678
Eastman Chemical Co. ,
4.65%, 10/15/2044 50,000 44,679
Ecolab, Inc. ,
2.13%, 2/1/2032(a) 100,000 87,944
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 50,000 47,865
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 15,910
LyondellBasell Industries NV ,
4.63%, 2/26/2055 60,000 52,245
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 52,867
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 92,675
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 50,000 46,271
Westlake Corp. ,
4.38%, 11/15/2047 40,000 35,060
745,368
Commercial Services & Supplies 0 .1%
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 45,410
3.05%, 3/1/2050 50,000 38,555
Waste Management, Inc. ,
4.15%, 7/15/2049 50,000 47,414
131,379
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026(a) 150,000 147,733
5.90%, 2/15/2039 40,000 47,223
Juniper Networks, Inc. ,
3.75%, 8/15/2029(a) 50,000 47,105
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 16,000 15,970
2.30%, 11/15/2030 35,000 28,596
286,627
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030(a) 50,000 43,140
Construction Materials 0 .1%
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 43,105
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 100,081
143,186
Consumer Finance 0 .7%
AerCap Ireland Capital DAC ,
3.00%, 10/29/2028 200,000 175,505
Ally Financial, Inc. ,
8.00%, 11/1/2031 30,000 33,935
American Express Co. ,
3.63%, 12/5/2024(a) 150,000 149,053
3.13%, 5/20/2026 300,000 295,112
American Honda Finance
Corp. ,
1.50%, 1/13/2025 50,000 47,794
2.25%, 1/12/2029 50,000 45,638
Capital One Financial Corp. ,
3.75%, 4/24/2024 100,000 99,677
3.75%, 3/9/2027 250,000 245,904
Discover Financial Services ,
4.50%, 1/30/2026(a) 100,000 99,839
General Motors Financial Co.,
Inc. ,
2.35%, 2/26/2027 50,000 45,082

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
John Deere Capital Corp. ,
0.70%, 1/15/2026(a) 100,000 92,012
PACCAR Financial Corp. ,
1.80%, 2/6/2025 100,000 96,345
Synchrony Financial ,
4.50%, 7/23/2025 190,000 188,046
Toyota Motor Credit Corp. ,
3.95%, 6/30/2025 45,000 45,654
3.65%, 1/8/2029 100,000 99,653
4.45%, 6/29/2029 50,000 52,065
1,811,314
Containers & Packaging 0 .1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 23,016
Sonoco Products Co. ,
1.80%, 2/1/2025 50,000 47,398
2.25%, 2/1/2027 45,000 41,392
2.85%, 2/1/2032 50,000 43,307
WRKCo, Inc. ,
4.20%, 6/1/2032 100,000 97,901
253,014
Diversified Consumer Services 0 .1%
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 71,635
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 10,999
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 43,647
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 27,364
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 19,234
172,879
Diversified Financial Services 0 .2%
Equitable Holdings, Inc. ,
7.00%, 4/1/2028(a) 92,000 103,653
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 48,885
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 180,581
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 98,379
431,498
Diversified Telecommunication Services 0 .6%
AT&T, Inc. ,
4.30%, 2/15/2030 50,000 50,078
2.55%, 12/1/2033 207,000 175,249
3.50%, 6/1/2041 100,000 83,858
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
AT&T, Inc.,
3.65%, 9/15/2059 398,000 310,121
Bell Telephone Co. of Canada
(The) ,
4.30%, 7/29/2049 50,000 46,153
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(d) 106,000 135,723
Orange SA ,
5.50%, 2/6/2044 50,000 54,637
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 115,438
Verizon Communications, Inc. ,
4.33%, 9/21/2028(a) 100,000 102,565
2.55%, 3/21/2031 250,000 222,143
3.85%, 11/1/2042 175,000 156,031
2.99%, 10/30/2056 260,000 189,860
1,641,856
Electric Utilities 1 .6%
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 80,000 77,830
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 90,000 82,755
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 83,885
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 93,451
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 200,000 205,338
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 9,398
3.70%, 3/15/2045 80,000 71,408
Series B, 3.65%, 3/1/2052 10,000 8,999
Duke Energy Corp. ,
3.95%, 10/15/2023 100,000 100,478
3.75%, 4/15/2024 150,000 150,618
4.20%, 6/15/2049 150,000 132,544
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 86,549
Emera US Finance LP ,
3.55%, 6/15/2026 150,000 145,600
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 101,013
4.20%, 4/1/2049 50,000 47,971
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 46,080
Eversource Energy ,
Series H, 3.15%, 1/15/2025 75,000 73,866
3.45%, 1/15/2050 100,000 81,355
Exelon Corp. ,
4.05%, 4/15/2030 200,000 198,311
5.63%, 6/15/2035 100,000 109,404
Florida Power & Light Co. ,
4.13%, 6/1/2048 150,000 146,496

6 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 95,454
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 86,632
Kentucky Utilities Co. ,
5.13%, 11/1/2040 100,000 103,952
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024(a) 25,000 25,374
4.45%, 6/20/2025 25,000 25,777
1.88%, 1/15/2027 45,000 41,618
4.63%, 7/15/2027 25,000 25,939
2.75%, 11/1/2029 100,000 91,601
2.44%, 1/15/2032(a) 25,000 21,862
Ohio Power Co. ,
4.15%, 4/1/2048 50,000 45,076
Oncor Electric Delivery Co.
LLC ,
5.30%, 6/1/2042 50,000 54,621
4.60%, 6/1/2052(c) 25,000 25,983
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 250,000 199,675
4.50%, 7/1/2040 100,000 81,652
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 93,807
Southern California Edison
Co. ,
4.00%, 4/1/2047 100,000 84,210
Series B, 4.88%, 3/1/2049 50,000 47,237
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 206,546
4.40%, 7/1/2046 150,000 139,505
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 33,920
Union Electric Co. ,
2.63%, 3/15/2051 100,000 72,516
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 44,238
4.45%, 2/15/2044 150,000 145,931
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 100,000 94,822
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 146,548
4,087,845
Electrical Equipment 0 .0%
†
Eaton Corp. ,
4.00%, 11/2/2032 100,000 100,204
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 3,425
103,629
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 90,667
Corning, Inc. ,
5.35%, 11/15/2048 70,000 72,095
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Flex Ltd. ,
3.75%, 2/1/2026 200,000 193,427
356,189
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(a) 35,000 32,555
4.08%, 12/15/2047 50,000 43,913
Halliburton Co. ,
5.00%, 11/15/2045(a) 90,000 86,923
NOV, Inc. ,
3.95%, 12/1/2042 50,000 36,754
200,145
Entertainment 0 .2%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 50,000 36,265
Magallanes, Inc. ,
3.76%, 3/15/2027(c) 50,000 48,068
4.28%, 3/15/2032(c) 25,000 23,332
5.14%, 3/15/2052(c) 170,000 149,671
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 9,755
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 60,000 47,616
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 89,077
3.50%, 5/13/2040(a) 60,000 53,514
2.75%, 9/1/2049 100,000 75,785
533,083
Equity Real Estate Investment Trusts (REITs) 1 .0%
Alexandria Real Estate
Equities, Inc. ,
4.00%, 2/1/2050 50,000 42,519
American Tower Corp. ,
3.70%, 10/15/2049 100,000 79,178
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 99,406
Boston Properties LP ,
2.75%, 10/1/2026 150,000 142,277
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 100,000 94,489
Camden Property Trust ,
3.35%, 11/1/2049 50,000 39,964
Crown Castle International
Corp. ,
2.25%, 1/15/2031 100,000 84,790
4.00%, 11/15/2049 60,000 50,736
CubeSmart LP ,
2.25%, 12/15/2028 40,000 34,695
2.50%, 2/15/2032 45,000 37,872
Digital Realty Trust LP ,
4.45%, 7/15/2028(a) 100,000 99,323
Duke Realty LP ,
2.88%, 11/15/2029 40,000 36,870
Equinix, Inc. ,
2.63%, 11/18/2024 30,000 29,066

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.,
3.20%, 11/18/2029 35,000 32,257
2.15%, 7/15/2030 100,000 84,571
ERP Operating LP ,
2.85%, 11/1/2026 250,000 239,583
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 45,155
Federal Realty OP LP ,
3.20%, 6/15/2029 100,000 92,158
GLP Capital LP ,
5.38%, 4/15/2026 200,000 198,488
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 44,151
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 19,000 18,713
2.88%, 1/15/2031 50,000 44,629
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 43,460
Kilroy Realty LP ,
3.05%, 2/15/2030 50,000 44,026
Kimco Realty Corp. ,
4.45%, 9/1/2047 50,000 44,667
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027(a) 100,000 96,435
Prologis LP ,
1.25%, 10/15/2030 100,000 82,307
Public Storage ,
1.50%, 11/9/2026 55,000 50,776
2.25%, 11/9/2031 50,000 43,450
Realty Income Corp. ,
3.25%, 6/15/2029(a) 150,000 143,395
Simon Property Group LP ,
4.75%, 3/15/2042 100,000 94,812
Spirit Realty LP ,
4.00%, 7/15/2029 85,000 79,425
STORE Capital Corp. ,
2.70%, 12/1/2031 50,000 41,222
UDR, Inc. ,
3.20%, 1/15/2030 50,000 45,494
VICI Properties LP ,
4.75%, 2/15/2028 10,000 9,823
5.13%, 5/15/2032 10,000 9,938
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 47,686
2,547,806
Food & Staples Retailing 0 .2%
Costco Wholesale Corp. ,
2.75%, 5/18/2024 200,000 198,786
Kroger Co. (The) ,
7.50%, 4/1/2031 178,000 218,648
Sysco Corp. ,
6.60%, 4/1/2050 50,000 60,709
Walgreens Boots Alliance,
Inc. ,
3.20%, 4/15/2030 70,000 64,144
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing
Walmart, Inc. ,
2.65%, 9/22/2051 100,000 79,533
621,820
Food Products 0 .3%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026(a) 100,000 97,632
2.90%, 3/1/2032 25,000 23,547
Campbell Soup Co. ,
4.15%, 3/15/2028 50,000 50,394
4.80%, 3/15/2048 10,000 9,720
Conagra Brands, Inc. ,
5.40%, 11/1/2048 50,000 48,374
General Mills, Inc. ,
2.88%, 4/15/2030(a) 100,000 92,271
Hershey Co. (The) ,
3.13%, 11/15/2049 50,000 41,462
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 38,696
Kellogg Co. ,
3.25%, 4/1/2026 40,000 39,600
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 120,000 112,222
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 111,664
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 35,805
Tyson Foods, Inc. ,
5.10%, 9/28/2048 50,000 52,720
Unilever Capital Corp. ,
2.13%, 9/6/2029 100,000 90,800
5.90%, 11/15/2032 50,000 59,461
904,368
Gas Utilities 0 .1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 50,000 46,373
ONE Gas, Inc. ,
2.00%, 5/15/2030 100,000 85,522
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029(a) 50,000 48,086
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 17,823
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 8,517
206,321
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 45,923
4.90%, 11/30/2046 100,000 111,477
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 95,463
1.92%, 2/1/2027 70,000 64,592
2.27%, 12/1/2028 50,000 45,202
Becton Dickinson and Co. ,
4.69%, 12/15/2044 50,000 50,094
Boston Scientific Corp. ,
4.70%, 3/1/2049 34,000 33,956

8 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 41,703
Koninklijke Philips NV ,
5.00%, 3/15/2042 50,000 48,880
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 52,715
Stryker Corp. ,
2.90%, 6/15/2050(a) 100,000 75,245
665,250
Health Care Providers & Services 1 .1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 20,156
Aetna, Inc. ,
3.88%, 8/15/2047 50,000 42,986
AmerisourceBergen Corp. ,
4.25%, 3/1/2045 50,000 45,360
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 44,328
Cigna Corp. ,
4.13%, 11/15/2025 200,000 202,930
3.40%, 3/15/2050 125,000 102,239
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 54,398
4.19%, 10/1/2049 25,000 21,399
CVS Health Corp. ,
4.30%, 3/25/2028 59,000 59,973
3.75%, 4/1/2030 100,000 97,392
2.13%, 9/15/2031 90,000 76,316
5.05%, 3/25/2048 200,000 203,148
Elevance Health, Inc. ,
4.65%, 8/15/2044 150,000 148,786
HCA, Inc. ,
5.00%, 3/15/2024(a) 200,000 202,895
4.50%, 2/15/2027 250,000 248,502
4.63%, 3/15/2052(c) 70,000 61,031
Humana, Inc. ,
3.95%, 8/15/2049 50,000 44,015
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 47,511
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 46,112
McKesson Corp. ,
1.30%, 8/15/2026(a) 100,000 90,812
3.95%, 2/16/2028 100,000 99,493
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 22,098
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 18,075
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 13,705
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 50,139
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 10,814
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 32,663
UnitedHealth Group, Inc. ,
3.38%, 4/15/2027(a) 250,000 251,901
3.88%, 12/15/2028 200,000 204,874
3.05%, 5/15/2041 50,000 42,496
3.25%, 5/15/2051 100,000 84,156
3.13%, 5/15/2060 50,000 39,156
2,729,859
Hotels, Restaurants & Leisure 0 .3%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 51,444
Expedia Group, Inc. ,
3.80%, 2/15/2028 50,000 46,636
3.25%, 2/15/2030 65,000 56,136
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 56,000 58,424
Series R, 3.13%, 6/15/2026 200,000 192,973
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 99,985
4.88%, 12/9/2045 50,000 52,343
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 101,090
3.50%, 11/15/2050(a) 100,000 82,446
741,477
Household Durables 0 .2%
DR Horton, Inc. ,
2.50%, 10/15/2024 85,000 82,231
Lennar Corp. ,
5.88%, 11/15/2024 300,000 309,296
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 37,206
PulteGroup, Inc. ,
5.00%, 1/15/2027 100,000 101,824
Whirlpool Corp. ,
3.70%, 5/1/2025(a) 100,000 99,910
630,467
Household Products 0 .1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 10,733
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 50,000 46,669
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 50,000 39,507
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 100,000 98,086
194,995
Independent Power and Renewable Electricity Producers
0 .0%
†
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 50,000 49,223

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 23,672
72,895
Industrial Conglomerates 0 .1%
General Electric Co. ,
Series A, 6.75%, 3/15/2032 108,000 125,671
Honeywell International, Inc. ,
3.81%, 11/21/2047 50,000 46,787
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 31,198
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 50,000 52,728
256,384
Insurance 0 .7%
Allstate Corp. (The) ,
4.20%, 12/15/2046 50,000 46,779
American International Group,
Inc. ,
4.75%, 4/1/2048 100,000 97,301
Aon Global Ltd. ,
4.75%, 5/15/2045(a) 50,000 47,464
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 249,996
Athene Holding Ltd. ,
4.13%, 1/12/2028 100,000 95,811
Berkshire Hathaway Finance
Corp. ,
4.40%, 5/15/2042 150,000 149,117
Chubb INA Holdings, Inc. ,
4.35%, 11/3/2045 100,000 97,698
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 48,102
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 32,278
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 50,000 39,077
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 41,594
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 50,000 55,819
Lincoln National Corp. ,
4.35%, 3/1/2048 50,000 43,350
Manulife Financial Corp. ,
4.15%, 3/4/2026(a) 100,000 100,680
Markel Corp. ,
5.00%, 5/20/2049 50,000 48,765
Marsh & McLennan Cos., Inc. ,
4.90%, 3/15/2049 50,000 51,925
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 97,437
4.13%, 8/13/2042 50,000 46,335
Principal Financial Group, Inc. ,
3.70%, 5/15/2029(a) 50,000 48,125
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 117,766
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 50,000 46,023
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 80,000 97,473
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 50,409
2.95%, 9/15/2029 30,000 26,655
1,775,979
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
2.05%, 8/15/2050 100,000 71,264
Baidu, Inc. ,
4.38%, 5/14/2024 200,000 201,843
273,107
Internet & Direct Marketing Retail 0 .1%
Amazon.com, Inc. ,
3.60%, 4/13/2032 25,000 25,310
2.50%, 6/3/2050(a) 50,000 37,533
3.95%, 4/13/2052 25,000 24,304
4.25%, 8/22/2057 150,000 148,898
4.10%, 4/13/2062 25,000 24,250
eBay, Inc. ,
4.00%, 7/15/2042 50,000 43,789
304,084
IT Services 0 .3%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 85,009
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026(a) 80,000 78,986
Fiserv, Inc. ,
2.75%, 7/1/2024 200,000 197,040
3.50%, 7/1/2029 50,000 47,394
Global Payments, Inc. ,
4.15%, 8/15/2049 50,000 39,705
International Business
Machines Corp. ,
4.25%, 5/15/2049 100,000 92,411
Mastercard, Inc. ,
2.00%, 11/18/2031(a) 50,000 44,156
3.95%, 2/26/2048 50,000 48,338
PayPal Holdings, Inc. ,
2.40%, 10/1/2024(a) 35,000 34,400
Visa, Inc. ,
4.30%, 12/14/2045 100,000 103,685
771,124
Leisure Products 0 .1%
Hasbro, Inc. ,
3.55%, 11/19/2026 100,000 97,289
3.90%, 11/19/2029 50,000 47,397
144,686

10 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 90,336
Danaher Corp. ,
2.60%, 10/1/2050 75,000 54,913
PerkinElmer, Inc. ,
3.30%, 9/15/2029 50,000 46,120
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 36,636
2.60%, 10/1/2029(a) 65,000 61,333
289,338
Machinery 0 .3%
Caterpillar, Inc. ,
3.25%, 9/19/2049 75,000 64,761
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 200,000 199,059
Deere & Co. ,
3.90%, 6/9/2042(a) 100,000 98,065
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 52,091
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 40,139
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 94,812
Snap-on, Inc. ,
3.10%, 5/1/2050 50,000 40,800
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 9,180
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(b) 50,000 44,621
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(d) 100,000 99,297
742,825
Media 0 .8%
Charter Communications
Operating LLC ,
4.50%, 2/1/2024 100,000 100,652
3.75%, 2/15/2028 250,000 236,295
2.25%, 1/15/2029 25,000 21,327
2.80%, 4/1/2031 200,000 169,209
3.50%, 3/1/2042 50,000 36,446
3.70%, 4/1/2051 100,000 70,294
5.25%, 4/1/2053 50,000 43,765
Comcast Corp. ,
3.70%, 4/15/2024(a) 100,000 100,807
3.40%, 4/1/2030 100,000 97,343
3.97%, 11/1/2047 146,000 131,960
4.70%, 10/15/2048 225,000 228,121
2.89%, 11/1/2051 100,000 75,020
4.95%, 10/15/2058 12,000 12,505
2.99%, 11/1/2063 19,000 13,619
Discovery Communications
LLC ,
5.20%, 9/20/2047 50,000 44,110
Fox Corp. ,
5.48%, 1/25/2039 50,000 51,173
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 249,678
Paramount Global ,
5.50%, 5/15/2033 82,000 81,892
4.38%, 3/15/2043 50,000 39,824
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 91,556
WPP Finance 2010 ,
3.75%, 9/19/2024 250,000 245,687
2,141,283
Metals & Mining 0 .2%
BHP Billiton Finance USA Ltd. ,
5.00%, 9/30/2043 50,000 53,582
Newmont Corp. ,
2.60%, 7/15/2032 60,000 51,216
5.88%, 4/1/2035 64,000 69,375
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 80,000 91,512
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 57,188
Teck Resources Ltd. ,
5.20%, 3/1/2042 50,000 45,208
Vale Overseas Ltd. ,
8.25%, 1/17/2034 80,000 94,000
462,081
Multiline Retail 0 .1%
Dollar General Corp. ,
4.13%, 4/3/2050 50,000 44,094
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 21,618
3.38%, 12/1/2051 25,000 18,595
Target Corp. ,
2.50%, 4/15/2026 250,000 244,995
3.90%, 11/15/2047 50,000 46,778
376,080
Multi-Utilities 0 .4%
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 251,706
4.45%, 1/15/2049 50,000 48,987
4.25%, 10/15/2050 100,000 96,271
4.60%, 5/1/2053(c) 20,000 20,134
Black Hills Corp. ,
3.05%, 10/15/2029 125,000 111,556
CMS Energy Corp. ,
3.00%, 5/15/2026 50,000 48,405
Consolidated Edison Co. of
New York, Inc. ,
3.70%, 11/15/2059 100,000 82,249
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 44,837
NiSource, Inc. ,
4.38%, 5/15/2047 100,000 92,477
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 100,000 77,957
Sempra Energy ,
4.00%, 2/1/2048 50,000 43,938

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 41,100
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 100,000 84,026
1,043,643
Oil, Gas & Consumable Fuels 1 .7%
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 150,000 154,388
1.75%, 8/10/2030 200,000 171,487
2.72%, 1/12/2032(a) 100,000 91,257
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 38,016
Cenovus Energy, Inc. ,
4.40%, 4/15/2029 120,000 118,742
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 101,700
2.74%, 12/31/2039 25,000 20,127
Chevron Corp. ,
2.95%, 5/16/2026 250,000 248,403
Chevron USA, Inc. ,
3.90%, 11/15/2024 250,000 253,385
CNOOC Finance 2014 ULC ,
4.25%, 4/30/2024 200,000 202,655
CNOOC Petroleum North
America ULC ,
6.40%, 5/15/2037 50,000 55,631
ConocoPhillips Co. ,
4.03%, 3/15/2062(a)(c) 100,000 89,033
Devon Energy Corp. ,
5.00%, 6/15/2045 50,000 48,237
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 50,000 62,019
Energy Transfer LP ,
4.75%, 1/15/2026 100,000 100,629
5.25%, 4/15/2029 100,000 101,302
3.75%, 5/15/2030 150,000 139,312
5.00%, 5/15/2050 100,000 88,142
Enterprise Products Operating
LLC ,
4.95%, 10/15/2054 150,000 141,692
Equinor ASA ,
3.70%, 4/6/2050 100,000 90,889
Exxon Mobil Corp. ,
2.71%, 3/6/2025 250,000 247,384
2.99%, 3/19/2025 200,000 199,211
4.11%, 3/1/2046 100,000 95,958
Hess Corp. ,
4.30%, 4/1/2027 100,000 99,282
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 80,000 84,086
Kinder Morgan, Inc. ,
4.80%, 2/1/2033 50,000 50,600
5.55%, 6/1/2045(a) 50,000 49,958
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan, Inc.,
5.45%, 8/1/2052 25,000 25,053
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 50,000 42,296
Marathon Oil Corp. ,
6.80%, 3/15/2032 82,000 90,849
MPLX LP ,
4.70%, 4/15/2048 50,000 43,792
4.95%, 3/14/2052 25,000 22,906
ONEOK, Inc. ,
4.95%, 7/13/2047 50,000 44,176
Phillips 66 ,
5.88%, 5/1/2042 100,000 111,327
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 40,560
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 254,342
Suncor Energy, Inc. ,
5.95%, 5/15/2035 40,000 43,086
4.00%, 11/15/2047 40,000 34,967
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 25,454
6.25%, 7/1/2052 25,000 26,309
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 100,000 98,144
3.46%, 7/12/2049 50,000 42,556
TransCanada PipeLines Ltd. ,
5.10%, 3/15/2049 90,000 93,624
Valero Energy Corp. ,
6.63%, 6/15/2037 70,000 79,647
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 25,000 21,713
5.40%, 3/4/2044 100,000 98,715
4,383,041
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 66,817
Personal Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 30,000 24,833
Pharmaceuticals 0 .9%
AstraZeneca plc ,
4.38%, 8/17/2048 100,000 102,316
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 319,000 318,573
3.90%, 3/15/2062 70,000 63,313
Eli Lilly & Co. ,
2.25%, 5/15/2050 60,000 44,669
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 139,000 157,363
Johnson & Johnson ,
4.95%, 5/15/2033 287,000 325,230
Merck & Co., Inc. ,
4.15%, 5/18/2043 100,000 98,298

12 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Merck & Co., Inc.,
4.00%, 3/7/2049 100,000 96,796
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 92,295
2.75%, 8/14/2050 50,000 41,132
Pfizer, Inc. ,
1.75%, 8/18/2031(a) 100,000 87,352
4.13%, 12/15/2046 200,000 201,142
Royalty Pharma plc ,
3.55%, 9/2/2050 75,000 55,349
Sanofi ,
3.63%, 6/19/2028 250,000 253,444
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 173,665
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 34,676
Zoetis, Inc. ,
4.50%, 11/13/2025 115,000 117,973
4.70%, 2/1/2043 50,000 49,980
2,313,566
Professional Services 0 .1%
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 137,890
Road & Rail 0 .3%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 100,000 107,051
2.88%, 6/15/2052 25,000 19,740
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 137,079
6.20%, 6/1/2036 30,000 35,430
Canadian Pacific Railway Co. ,
6.13%, 9/15/2115 10,000 10,993
CSX Corp. ,
5.50%, 4/15/2041 50,000 54,896
3.95%, 5/1/2050 100,000 91,100
Kansas City Southern ,
4.20%, 11/15/2069 25,000 21,563
Norfolk Southern Corp. ,
2.55%, 11/1/2029 50,000 46,196
4.45%, 6/15/2045 50,000 49,271
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 85,382
Union Pacific Corp. ,
3.60%, 9/15/2037 100,000 94,742
3.25%, 2/5/2050 80,000 66,813
3.84%, 3/20/2060 25,000 22,392
842,648
Semiconductors & Semiconductor Equipment 0 .6%
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 59,364
Broadcom, Inc. ,
4.15%, 11/15/2030 128,000 121,444
4.93%, 5/15/2037(c) 171,000 162,115
3.50%, 2/15/2041(c) 50,000 39,794
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp. ,
3.70%, 7/29/2025 150,000 151,882
3.75%, 3/25/2027 100,000 102,095
2.45%, 11/15/2029 100,000 92,191
2.80%, 8/12/2041 45,000 36,049
3.05%, 8/12/2051 100,000 76,857
KLA Corp. ,
3.30%, 3/1/2050 50,000 41,749
Lam Research Corp. ,
3.80%, 3/15/2025(a) 145,000 146,398
2.88%, 6/15/2050 55,000 43,241
Micron Technology, Inc. ,
4.19%, 2/15/2027 100,000 99,754
NVIDIA Corp. ,
3.50%, 4/1/2050 100,000 89,403
NXP BV ,
4.30%, 6/18/2029 50,000 48,843
5.00%, 1/15/2033 50,000 50,884
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 84,692
4.65%, 5/20/2035 100,000 106,949
Xilinx, Inc. ,
2.95%, 6/1/2024 100,000 99,582
1,653,286
Software 0 .6%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 70,270
Microsoft Corp. ,
3.50%, 2/12/2035 65,000 65,450
2.92%, 3/17/2052 330,000 275,693
Oracle Corp. ,
2.40%, 9/15/2023 350,000 346,104
2.65%, 7/15/2026 45,000 42,570
2.88%, 3/25/2031 200,000 172,365
4.30%, 7/8/2034 100,000 91,458
3.60%, 4/1/2040 100,000 77,529
3.85%, 4/1/2060 150,000 106,902
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 54,954
1.75%, 2/15/2031 100,000 81,674
Salesforce, Inc. ,
2.90%, 7/15/2051(a) 100,000 79,940
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 61,111
VMware, Inc. ,
2.20%, 8/15/2031 100,000 81,221
1,607,241
Specialty Retail 0 .3%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 19,813
Home Depot, Inc. (The) ,
3.25%, 4/15/2032(a) 25,000 24,361
5.88%, 12/16/2036 25,000 30,204
4.40%, 3/15/2045 100,000 100,207
4.50%, 12/6/2048 100,000 102,556
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 100,000 97,860
3.75%, 4/1/2032 85,000 82,493

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Lowe’s Cos., Inc.,
3.00%, 10/15/2050 80,000 59,287
4.25%, 4/1/2052 35,000 31,680
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 100,596
649,057
Technology Hardware, Storage & Peripherals 0 .6%
Apple, Inc. ,
3.45%, 5/6/2024 300,000 302,712
2.50%, 2/9/2025 170,000 168,480
2.45%, 8/4/2026(a) 190,000 185,702
3.00%, 11/13/2027 100,000 99,573
1.65%, 5/11/2030 25,000 22,183
1.65%, 2/8/2031 200,000 175,698
3.85%, 5/4/2043 150,000 145,528
4.38%, 5/13/2045 145,000 151,591
Dell International LLC ,
3.38%, 12/15/2041(c) 25,000 18,681
8.35%, 7/15/2046 30,000 38,412
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(d) 50,000 52,642
HP, Inc. ,
4.00%, 4/15/2029 10,000 9,649
4.20%, 4/15/2032 10,000 9,213
6.00%, 9/15/2041 50,000 51,015
1,431,079
Textiles, Apparel & Luxury Goods 0 .1%
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 47,846
3.38%, 11/1/2046 100,000 88,693
136,539
Thrifts & Mortgage Finance 0 .1%
BPCE SA ,
4.00%, 4/15/2024 250,000 249,794
Tobacco 0 .2%
Altria Group, Inc. ,
3.88%, 9/16/2046 200,000 140,936
BAT Capital Corp. ,
3.22%, 8/15/2024 150,000 147,203
4.39%, 8/15/2037 100,000 82,814
Philip Morris International,
Inc. ,
4.13%, 3/4/2043 100,000 80,969
Reynolds American, Inc. ,
4.45%, 6/12/2025 100,000 99,889
5.70%, 8/15/2035 75,000 71,946
623,757
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.63%, 12/1/2027 150,000 137,980
Aircastle Ltd. ,
4.13%, 5/1/2024 100,000 97,885
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
GATX Corp. ,
4.00%, 6/30/2030 100,000 95,336
331,201
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 50,000 46,519
Wireless Telecommunication Services 0 .2%
America Movil SAB de CV ,
6.38%, 3/1/2035 123,000 144,394
Rogers Communications, Inc. ,
2.95%, 3/15/2025(c) 10,000 9,833
3.20%, 3/15/2027(c) 10,000 9,773
5.00%, 3/15/2044 100,000 96,899
T-Mobile USA, Inc. ,
3.88%, 4/15/2030 100,000 96,192
4.38%, 4/15/2040 100,000 93,057
4.50%, 4/15/2050 100,000 92,544
Vodafone Group plc ,
4.25%, 9/17/2050 90,000 78,635
621,327
Total Corporate Bonds
(cost $68,165,572)
63,358,373
Foreign Government Securities 1 .5%
CANADA 0.3%
Province of Alberta,
2.95%, 1/23/2024 250,000 249,573
3.30%, 3/15/2028 100,000 100,775
Province of New Brunswick,
3.63%, 2/24/2028 100,000 102,847
Province of Ontario,
1.13%, 10/7/2030 200,000 170,731
Province of Quebec,
7.50%, 9/15/2029 50,000 63,685
687,611
CHILE 0.0%
†
Republic of Chile,
3.10%, 1/22/2061 200,000 142,512
HUNGARY 0.1%
Hungary Government Bond,
5.38%, 3/25/2024 200,000 203,652
INDONESIA 0.1%
Republic of Indonesia,
3.55%, 3/31/2032 200,000 194,582
ITALY 0.1%
Italian Republic Government
Bond,
2.38%, 10/17/2024 200,000 191,968
2.88%, 10/17/2029 200,000 175,776
367,744

14 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
JAPAN 0.1%
Japan Bank for International
Cooperation,
2.00%, 10/17/2029 200,000 185,297
MEXICO 0.1%
United Mexican States,
5.00%, 4/27/2051 300,000 262,523
5.75%, 10/12/2110 50,000 44,355
306,878
PANAMA 0.1%
Republic of Panama,
6.70%, 1/26/2036 200,000 220,292
PERU 0.1%
Republic of Peru,
3.00%, 1/15/2034 120,000 102,757
3.30%, 3/11/2041 120,000 97,137
199,894
PHILIPPINES 0.1%
Republic of Philippines,
6.38%, 10/23/2034 250,000 290,394
POLAND 0.1%
Republic of Poland,
4.00%, 1/22/2024 250,000 251,641
SOUTH KOREA 0.3%
Export-Import Bank of Korea,
2.88%, 1/21/2025 350,000 345,473
Republic of Korea,
5.63%, 11/3/2025 200,000 212,868
2.50%, 6/19/2029 200,000 192,876
751,217
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
5.10%, 6/18/2050 100,000 106,485
Total Foreign Government Securities
(cost $4,133,097)
3,908,199
Mortgage-Backed Securities 27 .9%
FHLMC Gold Pool
Pool# C00351
8.00%, 7/1/2024 55 57
Pool# D60780
8.00%, 6/1/2025 245 247
Pool# G30267
5.00%, 8/1/2025 30,916 31,916
Pool# J18127
3.00%, 3/1/2027 56,115 56,276
Pool# J18702
3.00%, 3/1/2027 51,514 51,661
Pool# J19106
3.00%, 5/1/2027 23,941 24,009
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# D82854
7.00%, 10/1/2027 33 33
Pool# C00566
7.50%, 12/1/2027 261 277
Pool# C18271
7.00%, 11/1/2028 1,103 1,150
Pool# C00678
7.00%, 11/1/2028 300 317
Pool# C00836
7.00%, 7/1/2029 217 233
Pool# C31285
7.00%, 9/1/2029 334 349
Pool# C31282
7.00%, 9/1/2029 1 1
Pool# C37436
8.00%, 1/1/2030 646 704
Pool# C36429
7.00%, 2/1/2030 358 362
Pool# C36306
7.00%, 2/1/2030 347 352
Pool# C00921
7.50%, 2/1/2030 434 470
Pool# G01108
7.00%, 4/1/2030 153 163
Pool# C37703
7.50%, 4/1/2030 225 227
Pool# J32255
3.00%, 7/1/2030 16,733 16,782
Pool# C41561
8.00%, 8/1/2030 1,132 1,155
Pool# C01051
8.00%, 9/1/2030 611 668
Pool# C43550
7.00%, 10/1/2030 827 838
Pool# C44017
7.50%, 10/1/2030 264 265
Pool# C43967
8.00%, 10/1/2030 1,222 1,225
Pool# C44957
8.00%, 11/1/2030 514 519
Pool# C01106
7.00%, 12/1/2030 3,000 3,211
Pool# C01103
7.50%, 12/1/2030 316 350
Pool# C46932
7.50%, 1/1/2031 386 392
Pool# C01116
7.50%, 1/1/2031 297 323
Pool# G01217
7.00%, 3/1/2031 3,144 3,387
Pool# C48206
7.50%, 3/1/2031 1,023 1,025
Pool# C91366
4.50%, 4/1/2031 44,321 45,694
Pool# G18605
3.00%, 6/1/2031 7,455 7,476
Pool# C91377
4.50%, 6/1/2031 23,898 24,641
Pool# C53324
7.00%, 6/1/2031 941 966

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 15
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01209
8.00%, 6/1/2031 199 201
Pool# C54792
7.00%, 7/1/2031 875 883
Pool# J35107
2.50%, 8/1/2031 22,269 21,977
Pool# G01309
7.00%, 8/1/2031 367 391
Pool# G01311
7.00%, 9/1/2031 2,977 3,183
Pool# C01222
7.00%, 9/1/2031 430 471
Pool# G01315
7.00%, 9/1/2031 111 120
Pool# J35522
2.50%, 10/1/2031 92,232 91,021
Pool# C58694
7.00%, 10/1/2031 2,613 2,722
Pool# C60012
7.00%, 11/1/2031 407 412
Pool# C61298
8.00%, 11/1/2031 1,472 1,488
Pool# J35957
2.50%, 12/1/2031 170,895 168,651
Pool# C61105
7.00%, 12/1/2031 3,201 3,309
Pool# C63171
7.00%, 1/1/2032 2,291 2,423
Pool# V61548
2.50%, 2/1/2032 193,718 191,174
Pool# G01391
7.00%, 4/1/2032 5,812 6,302
Pool# C01345
7.00%, 4/1/2032 1,977 2,170
Pool# C01370
8.00%, 4/1/2032 474 507
Pool# G16285
3.50%, 5/1/2032 13,920 14,204
Pool# C01381
8.00%, 5/1/2032 7,113 7,747
Pool# C68290
7.00%, 6/1/2032 1,432 1,489
Pool# C68300
7.00%, 6/1/2032 572 572
Pool# G01449
7.00%, 7/1/2032 3,545 3,824
Pool# C69908
7.00%, 8/1/2032 14,732 15,601
Pool# C91558
3.50%, 9/1/2032 52,361 53,829
Pool# G16407
2.50%, 1/1/2033 70,938 70,006
Pool# G01536
7.00%, 3/1/2033 5,408 5,860
Pool# G30646
3.00%, 5/1/2033 84,648 84,679
Pool# G30642
3.00%, 5/1/2033 43,062 43,078
Pool# K90535
3.00%, 5/1/2033 18,703 18,710
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A16419
6.50%, 11/1/2033 9,437 9,892
Pool# A16522
6.50%, 12/1/2033 8,406 9,102
Pool# C01806
7.00%, 1/1/2034 7,542 7,725
Pool# A21356
6.50%, 4/1/2034 30,089 32,181
Pool# C01851
6.50%, 4/1/2034 13,046 14,030
Pool# A24301
6.50%, 5/1/2034 17,649 18,500
Pool# A22067
6.50%, 5/1/2034 12,064 13,084
Pool# A24988
6.50%, 7/1/2034 7,025 7,364
Pool# G01741
6.50%, 10/1/2034 4,240 4,546
Pool# G08023
6.50%, 11/1/2034 9,062 9,918
Pool# G08064
6.50%, 4/1/2035 5,228 5,758
Pool# G01947
7.00%, 5/1/2035 4,447 4,783
Pool# A39759
5.50%, 11/1/2035 2,824 2,987
Pool# A40376
5.50%, 12/1/2035 1,755 1,851
Pool# A42305
5.50%, 1/1/2036 5,421 5,706
Pool# A41548
7.00%, 1/1/2036 7,519 7,658
Pool# G08111
5.50%, 2/1/2036 10,013 10,759
Pool# A43861
5.50%, 3/1/2036 31,303 32,560
Pool# G08116
5.50%, 3/1/2036 12,156 13,062
Pool# A43534
6.50%, 3/1/2036 1,343 1,408
Pool# A48735
5.50%, 5/1/2036 4,597 4,775
Pool# G08136
6.50%, 6/1/2036 5,012 5,579
Pool# A53039
6.50%, 10/1/2036 29,676 31,110
Pool# C91982
3.50%, 3/1/2038 42,129 42,610
Pool# G04251
6.50%, 4/1/2038 2,442 2,663
Pool# G04569
6.50%, 8/1/2038 2,907 3,099
Pool# A84252
6.50%, 1/1/2039 13,937 14,935
Pool# A84287
6.50%, 1/1/2039 7,414 8,006
Pool# G60342
4.50%, 5/1/2042 64,620 67,318
Pool# G07158
3.50%, 10/1/2042 70,857 71,625

16 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07163
3.50%, 10/1/2042 64,882 65,586
Pool# Q12051
3.50%, 10/1/2042 60,761 61,419
Pool# Q11532
3.50%, 10/1/2042 47,953 48,473
Pool# Q12052
3.50%, 10/1/2042 26,766 26,993
Pool# C09020
3.50%, 11/1/2042 238,966 241,556
Pool# G07264
3.50%, 12/1/2042 100,730 101,822
Pool# Q14292
3.50%, 1/1/2043 27,197 27,491
Pool# Q14881
3.50%, 1/1/2043 22,550 22,740
Pool# V80002
2.50%, 4/1/2043 167,042 157,565
Pool# Q16915
3.00%, 4/1/2043 303,491 298,907
Pool# Q17675
3.50%, 4/1/2043 135,515 136,984
Pool# G07410
3.50%, 7/1/2043 55,241 56,072
Pool# Q20332
3.50%, 7/1/2043 9,990 10,075
Pool# G07946
4.00%, 7/1/2044 55,358 56,880
Pool# Q28607
3.50%, 9/1/2044 51,402 51,837
Pool# G61231
3.50%, 9/1/2044 8,204 8,293
Pool# G08609
3.50%, 10/1/2044 20,382 20,602
Pool# Q30833
4.00%, 1/1/2045 5,424 5,573
Pool# V81873
4.00%, 8/1/2045 9,933 10,202
Pool# G08669
4.00%, 9/1/2045 52,761 54,181
Pool# Q38357
4.00%, 1/1/2046 3,778 3,878
Pool# G61365
4.50%, 1/1/2046 44,849 46,611
Pool# G08697
3.00%, 3/1/2046 79,297 77,449
Pool# Q39440
4.00%, 3/1/2046 3,244 3,322
Pool# G08704
4.50%, 4/1/2046 7,790 8,085
Pool# Q40097
4.50%, 4/1/2046 1,280 1,314
Pool# Q40718
3.50%, 5/1/2046 14,356 14,441
Pool# G08707
4.00%, 5/1/2046 65,226 66,922
Pool# G08708
4.50%, 5/1/2046 5,934 6,170
Pool# Q40728
4.50%, 5/1/2046 1,163 1,192
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q41548
3.00%, 7/1/2046 15,508 15,195
Pool# Q41903
3.50%, 7/1/2046 83,431 83,921
Pool# Q41491
3.50%, 7/1/2046 7,675 7,720
Pool# Q41935
3.50%, 7/1/2046 7,187 7,234
Pool# G61791
4.00%, 7/1/2046 9,658 9,920
Pool# Q41947
4.50%, 7/1/2046 2,086 2,148
Pool# G08715
3.00%, 8/1/2046 109,731 107,356
Pool# Q42596
3.50%, 8/1/2046 69,891 70,550
Pool# Q42203
3.50%, 8/1/2046 12,127 12,219
Pool# Q42393
3.50%, 8/1/2046 11,282 11,332
Pool# G61323
3.00%, 9/1/2046 141,307 139,174
Pool# G08721
3.00%, 9/1/2046 81,434 79,670
Pool# V82617
3.50%, 9/1/2046 53,657 53,973
Pool# G08722
3.50%, 9/1/2046 11,655 11,767
Pool# G60733
4.50%, 9/1/2046 23,497 24,465
Pool# G60722
3.00%, 10/1/2046 219,482 214,727
Pool# Q44035
3.00%, 10/1/2046 102,708 100,472
Pool# G61815
4.00%, 10/1/2046 5,966 6,125
Pool# G61257
3.00%, 11/1/2046 200,429 195,470
Pool# Q44452
3.00%, 11/1/2046 45,807 44,764
Pool# G08732
3.00%, 11/1/2046 13,146 12,841
Pool# Q44473
3.50%, 11/1/2046 10,454 10,498
Pool# Q44223
3.50%, 11/1/2046 6,086 6,110
Pool# G08734
4.00%, 11/1/2046 107,595 110,259
Pool# G08737
3.00%, 12/1/2046 572,270 559,797
Pool# G60989
3.00%, 12/1/2046 85,639 83,785
Pool# Q45878
3.00%, 12/1/2046 15,077 14,731
Pool# G61862
3.50%, 12/1/2046 13,127 13,203
Pool# G08741
3.00%, 1/1/2047 116,180 113,648
Pool# G08747
3.00%, 2/1/2047 197,683 193,367

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 17
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08748
3.50%, 2/1/2047 18,881 19,027
Pool# Q47484
3.50%, 4/1/2047 22,113 22,243
Pool# G60988
3.00%, 5/1/2047 482,434 472,004
Pool# Q48098
3.50%, 5/1/2047 70,565 70,855
Pool# G61390
3.00%, 6/1/2047 174,009 170,217
Pool# G61339
3.00%, 8/1/2047 44,372 43,408
Pool# Q53085
3.00%, 9/1/2047 32,416 31,852
Pool# G61622
3.00%, 10/1/2047 106,508 104,202
Pool# G08785
4.00%, 10/1/2047 4,427 4,508
Pool# Q52075
4.00%, 11/1/2047 76,723 78,500
Pool# T65458
3.50%, 2/1/2048 78,038 76,883
Pool# G08800
3.50%, 2/1/2048 10,094 10,130
Pool# G08801
4.00%, 2/1/2048 29,686 30,280
Pool# Q54727
3.50%, 3/1/2048 27,382 27,504
Pool# Q55401
5.00%, 4/1/2048 6,424 6,684
Pool# G08817
4.00%, 6/1/2048 6,343 6,456
Pool# G08827
4.50%, 7/1/2048 48,635 49,937
Pool# Q57401
4.50%, 7/1/2048 17,499 18,213
Pool# Q57402
4.50%, 7/1/2048 6,934 7,203
Pool# G08831
4.00%, 8/1/2048 51,692 52,727
Pool# G67716
4.50%, 10/1/2048 59,965 62,302
Pool# G61846
4.00%, 1/1/2049 89 91
Pool# V85279
3.50%, 4/1/2049 21,824 21,854
FHLMC Non Gold Pool
Pool# 1B8478
2.77%, 7/1/2041(e) 17,677 18,198
Pool# 2B0108
2.15%, 1/1/2042(e) 1,430 1,429
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 398,525 392,978
Pool# SB8500
2.50%, 7/1/2035 267,633 261,006
Pool# SB0479
2.50%, 10/1/2035 58,000 56,760
Pool# RC1826
2.00%, 2/1/2036 260,551 247,973
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8092
1.50%, 3/1/2036 62,720 58,233
Pool# RC1887
2.00%, 3/1/2036 407,404 387,985
Pool# RC2045
2.00%, 6/1/2036 21,407 20,374
Pool# QN8913
2.00%, 12/1/2036 71,479 68,070
Pool# RC2402
2.00%, 1/1/2037 94,374 89,901
Pool# RC2399
2.00%, 1/1/2037 71,516 68,191
Pool# SB8140
1.50%, 2/1/2037 168,642 156,519
Pool# SB8144
1.50%, 3/1/2037 193,546 179,631
Pool# SB8148
2.00%, 4/1/2037 73,836 70,271
Pool# SB8158
2.00%, 6/1/2037 74,140 70,560
Pool# ZM2339
3.50%, 1/1/2047 66,183 66,436
Pool# RA3022
2.50%, 6/1/2050 221,745 207,296
Pool# SD7521
2.50%, 7/1/2050 596,577 561,867
Pool# SD7523
2.50%, 8/1/2050 281,048 264,749
Pool# RA3382
3.00%, 8/1/2050 213,402 206,526
Pool# SD0514
2.00%, 10/1/2050 230,235 208,019
Pool# RA3723
2.00%, 10/1/2050 121,604 109,651
Pool# RA3932
2.50%, 11/1/2050 250,334 235,419
Pool# RA3987
2.50%, 11/1/2050 139,046 129,957
Pool# RA4351
2.50%, 1/1/2051 296,200 276,822
Pool# RA4410
2.50%, 1/1/2051 216,448 202,280
Pool# RA4652
2.00%, 2/1/2051 1,368,562 1,233,773
Pool# RA4493
2.00%, 2/1/2051 867,747 782,286
Pool# QB9104
2.00%, 2/1/2051 369,255 332,899
Pool# RA4737
2.00%, 3/1/2051 1,090,773 983,375
Pool# RA4718
2.00%, 3/1/2051 612,073 551,796
Pool# RA4727
2.00%, 3/1/2051 335,751 302,674
Pool# SD7537
2.00%, 3/1/2051 157,553 142,045
Pool# SD8140
2.00%, 4/1/2051 1,518,987 1,369,387
Pool# SD0576
2.50%, 4/1/2051 72,397 67,658

18 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8145
1.50%, 5/1/2051 961,034 828,396
Pool# QC2070
2.00%, 5/1/2051 68,177 61,596
Pool# RA5436
2.00%, 6/1/2051 205,555 185,277
Pool# RA5398
2.00%, 7/1/2051 253,404 228,940
Pool# RA6091
2.00%, 10/1/2051 214,114 193,430
Pool# RA6236
2.00%, 11/1/2051 236,951 213,540
Pool# SD8182
2.00%, 12/1/2051 944,071 850,695
Pool# RA6959
2.50%, 3/1/2052 48,631 45,412
Pool# QE0374
2.50%, 4/1/2052 270,988 252,904
FNMA Pool
Pool# AC9890
2.84%, 4/1/2040(e) 155,078 159,690
Pool# AJ1249
2.06%, 9/1/2041(e) 37,613 38,608
Pool# AL1437
2.07%, 1/1/2042(e) 7,073 7,219
Pool# AK0714
2.24%, 2/1/2042(e) 1,995 2,003
Pool# AP1961
3.94%, 8/1/2042(e) 16,394 16,818
Pool# BF0206
4.00%, 2/1/2047 36,234 36,440
Pool# BF0200
3.50%, 11/1/2051 203,388 206,696
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 7,845 7,983
Pool# 935348
5.50%, 6/1/2024 1,973 1,974
Pool# AC1374
4.00%, 8/1/2024 11,143 11,340
Pool# AC1529
4.50%, 9/1/2024 6,974 7,176
Pool# AD0244
4.50%, 10/1/2024 4,497 4,628
Pool# AH1361
3.50%, 12/1/2025 36,567 36,911
Pool# AH1518
3.50%, 12/1/2025 16,913 17,099
Pool# AE6384
4.00%, 1/1/2026 3,386 3,454
Pool# AP4746
3.00%, 8/1/2027 35,368 35,423
Pool# AP4640
3.00%, 9/1/2027 33,319 33,388
Pool# AQ5096
3.00%, 11/1/2027 52,148 52,256
Pool# AQ4532
3.00%, 11/1/2027 41,245 41,331
Pool# AQ3758
3.00%, 11/1/2027 31,502 31,567
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB6886
3.00%, 11/1/2027 21,272 21,316
Pool# AS0487
2.50%, 9/1/2028 108,018 106,522
Pool# 930998
4.50%, 4/1/2029 4,045 4,119
Pool# MA0243
5.00%, 11/1/2029 7,486 7,728
Pool# AL8077
3.50%, 12/1/2029 8,176 8,289
Pool# MA0268
5.00%, 12/1/2029 7,353 7,627
Pool# AD5655
5.00%, 5/1/2030 17,649 18,308
Pool# MA0443
5.00%, 5/1/2030 8,860 9,192
Pool# AB1038
5.00%, 5/1/2030 7,462 7,731
Pool# AS5420
3.00%, 7/1/2030 36,482 36,559
Pool# MA0559
5.00%, 9/1/2030 3,309 3,433
Pool# AZ9234
3.50%, 10/1/2030 8,582 8,699
Pool# AH1515
4.00%, 12/1/2030 144,970 150,046
Pool# AD0716
6.50%, 12/1/2030 98,384 104,520
Pool# MA0641
4.00%, 2/1/2031 137,567 142,386
Pool# 560868
7.50%, 2/1/2031 388 390
Pool# BC5968
2.50%, 4/1/2031 32,738 32,283
Pool# BC4430
3.00%, 4/1/2031 10,909 10,905
Pool# AL8566
3.00%, 6/1/2031 36,591 36,668
Pool# AL8565
3.00%, 6/1/2031 33,815 33,886
Pool# AS8028
2.50%, 9/1/2031 97,984 96,619
Pool# 607212
7.50%, 10/1/2031 2,081 2,102
Pool# BM3814
2.50%, 12/1/2031 55,230 54,464
Pool# AS8609
3.00%, 1/1/2032 45,998 46,095
Pool# AL9585
3.50%, 1/1/2032 12,498 12,742
Pool# BM4624
3.00%, 2/1/2032 41,911 41,997
Pool# AS8767
3.00%, 2/1/2032 35,785 35,861
Pool# AL9871
3.00%, 2/1/2032 16,965 17,000
Pool# BM3269
2.50%, 4/1/2032 90,761 89,500
Pool# BM4088
3.00%, 6/1/2032 34,931 35,002

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 19
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA1107
3.50%, 7/1/2032 33,773 34,693
Pool# BH6610
3.50%, 7/1/2032 11,017 11,233
Pool# BM1669
3.00%, 8/1/2032 20,174 20,216
Pool# BM5167
3.50%, 9/1/2032 8,504 8,664
Pool# BH9391
3.50%, 10/1/2032 8,972 9,148
Pool# BM3977
3.00%, 12/1/2032 74,843 75,000
Pool# CA0951
3.00%, 12/1/2032 48,283 48,384
Pool# FM1661
2.50%, 1/1/2033 216,449 213,457
Pool# BM4338
2.50%, 1/1/2033 90,380 89,123
Pool# 656559
6.50%, 2/1/2033 9,430 9,878
Pool# 694846
6.50%, 4/1/2033 4,389 4,605
Pool# AB9402
3.00%, 5/1/2033 112,865 112,817
Pool# AB9403
3.00%, 5/1/2033 43,812 43,793
Pool# MA1527
3.00%, 8/1/2033 196,970 196,885
Pool# 750229
6.50%, 10/1/2033 12,119 12,885
Pool# 725228
6.00%, 3/1/2034 270,663 292,142
Pool# 788027
6.50%, 9/1/2034 14,778 15,477
Pool# FM4900
2.00%, 12/1/2035 64,804 61,697
Pool# CA8789
2.00%, 2/1/2036 383,752 365,224
Pool# CA9145
2.00%, 2/1/2036 318,411 303,043
Pool# FM5571
2.00%, 2/1/2036 178,887 170,420
Pool# CA9475
2.00%, 3/1/2036 100,691 95,830
Pool# CB0262
2.00%, 4/1/2036 2,057,172 1,957,871
Pool# FM8538
2.00%, 8/1/2036 23,308 22,196
Pool# AL4260
5.50%, 9/1/2036 21,764 23,287
Pool# MA4441
1.50%, 10/1/2036 46,066 42,755
Pool# FS0180
2.00%, 12/1/2036 143,632 136,736
Pool# FS0155
2.00%, 12/1/2036 70,629 67,261
Pool# BU1381
2.00%, 12/1/2036 47,667 45,393
Pool# CB2709
2.00%, 1/1/2037 118,326 112,681
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4535
1.50%, 2/1/2037 287,536 266,875
Pool# MA4566
1.50%, 3/1/2037 519,934 482,562
Pool# MA4581
1.50%, 4/1/2037 82,781 76,831
Pool# 955194
7.00%, 11/1/2037 76,911 84,482
Pool# AB1735
3.50%, 11/1/2040 4,934 4,989
Pool# AB2067
3.50%, 1/1/2041 173,953 176,549
Pool# AB2068
3.50%, 1/1/2041 98,283 99,385
Pool# 932888
3.50%, 1/1/2041 69,579 71,225
Pool# 932891
3.50%, 1/1/2041 11,974 12,190
Pool# AI9920
4.00%, 9/1/2041 4,425 4,523
Pool# AI9851
4.50%, 9/1/2041 23,778 24,709
Pool# AJ5431
4.50%, 10/1/2041 50,038 51,286
Pool# AJ4861
4.00%, 12/1/2041 82,872 85,326
Pool# AX5316
4.50%, 1/1/2042 8,325 8,671
Pool# AL2499
4.50%, 1/1/2042 2,728 2,838
Pool# AW8167
3.50%, 2/1/2042 186,484 188,390
Pool# AB5185
3.50%, 5/1/2042 146,689 148,154
Pool# AO3575
4.50%, 5/1/2042 45,963 47,223
Pool# AP2092
4.50%, 8/1/2042 11,556 11,767
Pool# AP7489
4.00%, 9/1/2042 227,826 233,889
Pool# AL2782
4.50%, 9/1/2042 33,255 34,633
Pool# AL2677
3.50%, 11/1/2042 87,517 88,394
Pool# MA1273
3.50%, 12/1/2042 109,401 110,497
Pool# AR8213
3.50%, 4/1/2043 105,658 106,714
Pool# AB9238
3.00%, 5/1/2043 351,458 345,867
Pool# AB9237
3.00%, 5/1/2043 286,780 282,218
Pool# AB9236
3.00%, 5/1/2043 65,606 64,562
Pool# AB9362
3.50%, 5/1/2043 251,477 254,139
Pool# AT4145
3.00%, 6/1/2043 137,137 134,957
Pool# AB9814
3.00%, 7/1/2043 346,818 341,301

20 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS0255
4.50%, 8/1/2043 94,342 98,255
Pool# AS0516
3.00%, 9/1/2043 130,048 127,984
Pool# BM4222
3.00%, 1/1/2044 180,318 177,463
Pool# AW1006
4.00%, 5/1/2044 69,530 71,480
Pool# AL7767
4.50%, 6/1/2044 4,527 4,609
Pool# AS3946
4.00%, 12/1/2044 230,580 236,712
Pool# BM3611
4.00%, 1/1/2045 34,705 35,701
Pool# BM3804
3.50%, 2/1/2045 19,644 19,841
Pool# AL9555
4.00%, 2/1/2045 500,587 515,373
Pool# AL6889
4.50%, 2/1/2045 36,907 38,440
Pool# BM3931
3.00%, 3/1/2045 39,784 39,154
Pool# BM3664
3.00%, 5/1/2045 180,808 177,947
Pool# AS4921
3.50%, 5/1/2045 249,930 251,810
Pool# BM5562
4.00%, 6/1/2045 60,445 62,054
Pool# AL7207
4.50%, 8/1/2045 46,098 48,013
Pool# AS6362
4.50%, 12/1/2045 9,058 9,423
Pool# AS6474
3.50%, 1/1/2046 72,866 74,181
Pool# AS6539
3.50%, 1/1/2046 67,077 68,288
Pool# AL9849
3.50%, 1/1/2046 55,129 55,679
Pool# AL9781
4.50%, 2/1/2046 72,273 75,010
Pool# BM4621
3.50%, 3/1/2046 42,598 43,024
Pool# BC0823
3.50%, 4/1/2046 42,824 42,977
Pool# AL8833
4.00%, 6/1/2046 76,174 78,300
Pool# AS7545
3.50%, 7/1/2046 62,777 63,019
Pool# MA2705
3.00%, 8/1/2046 159,428 155,703
Pool# BC1489
3.00%, 8/1/2046 24,128 23,616
Pool# AS7760
4.00%, 8/1/2046 69,159 70,928
Pool# AS7770
4.50%, 8/1/2046 5,130 5,320
Pool# AL8947
3.50%, 9/1/2046 13,204 13,271
Pool# AL9263
3.00%, 10/1/2046 46,519 45,474
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3932
3.50%, 10/1/2046 54,988 55,220
Pool# FM1871
4.00%, 10/1/2046 45,293 46,638
Pool# BC4766
4.50%, 10/1/2046 10,952 11,345
Pool# AS8154
4.50%, 10/1/2046 3,775 3,889
Pool# FM1368
3.00%, 11/1/2046 440,307 431,902
Pool# BC9003
3.00%, 11/1/2046 49,511 48,691
Pool# BE5067
3.50%, 11/1/2046 143,458 144,241
Pool# BC9067
3.00%, 12/1/2046 68,178 66,645
Pool# AS8417
3.50%, 12/1/2046 58,087 58,379
Pool# AS8650
3.00%, 1/1/2047 332,163 323,187
Pool# AS8692
3.50%, 1/1/2047 60,256 60,638
Pool# BD2440
3.50%, 1/1/2047 20,869 20,937
Pool# BE7115
4.50%, 1/1/2047 2,496 2,574
Pool# BD5046
3.50%, 2/1/2047 20,318 20,384
Pool# AS8979
4.50%, 3/1/2047 15,205 15,741
Pool# BM3707
2.50%, 4/1/2047 43,902 41,235
Pool# AS9467
4.00%, 4/1/2047 6,196 6,340
Pool# AS9470
4.50%, 4/1/2047 48,221 49,920
Pool# BH0304
4.50%, 4/1/2047 3,720 3,842
Pool# AS9562
3.00%, 5/1/2047 27,277 26,662
Pool# BM3237
3.50%, 5/1/2047 104,067 105,161
Pool# AS9577
3.50%, 5/1/2047 86,013 86,429
Pool# AS9586
4.00%, 5/1/2047 391,619 400,810
Pool# BM1268
4.00%, 5/1/2047 122,258 125,095
Pool# AS9794
3.50%, 6/1/2047 77,298 78,396
Pool# BE3702
4.00%, 6/1/2047 36,288 37,002
Pool# BM1295
4.50%, 6/1/2047 48,694 50,342
Pool# BE9624
4.50%, 6/1/2047 20,952 21,506
Pool# BM3801
3.00%, 7/1/2047 109,106 106,672
Pool# AS9909
3.50%, 7/1/2047 61,857 62,510

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 21
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3556
4.00%, 9/1/2047 24,687 25,399
Pool# CA0623
4.50%, 10/1/2047 9,657 9,960
Pool# BM3379
3.00%, 12/1/2047 200,355 195,890
Pool# BJ1699
4.00%, 12/1/2047 78,520 80,767
Pool# MA3238
3.50%, 1/1/2048 113,139 113,415
Pool# MA3277
4.00%, 2/1/2048 83,694 85,317
Pool# BK1972
4.50%, 3/1/2048 18,680 19,431
Pool# MA3332
3.50%, 4/1/2048 87,872 88,283
Pool# CA1510
3.50%, 4/1/2048 27,872 27,933
Pool# CA1531
3.50%, 4/1/2048 27,494 27,868
Pool# CA1560
4.50%, 4/1/2048 29,388 30,384
Pool# CA1898
4.50%, 6/1/2048 55,598 57,511
Pool# CA1951
4.00%, 7/1/2048 23,924 24,381
Pool# BK6577
4.50%, 7/1/2048 4,752 4,874
Pool# CA2376
4.00%, 9/1/2048 36,961 37,615
Pool# MA3495
4.00%, 10/1/2048 71,066 72,420
Pool# BM4664
4.50%, 10/1/2048 37,026 38,256
Pool# FM1001
3.50%, 11/1/2048 13,265 13,317
Pool# MA3521
4.00%, 11/1/2048 54,612 55,600
Pool# MA3536
4.00%, 12/1/2048 55,723 56,683
Pool# BN0340
4.50%, 12/1/2048 81,869 83,882
Pool# CA2779
4.50%, 12/1/2048 38,769 40,135
Pool# BN3944
4.00%, 1/1/2049 21,919 22,308
Pool# CA3387
4.00%, 4/1/2049 80,877 82,585
Pool# CA3489
4.00%, 5/1/2049 48,996 50,031
Pool# MA3665
4.50%, 5/1/2049 77,471 79,613
Pool# CA3669
4.00%, 6/1/2049 97,232 98,916
Pool# CA3825
4.00%, 7/1/2049 28,883 29,529
Pool# FM2887
3.00%, 3/1/2050 101,454 98,686
Pool# FM0077
3.00%, 3/1/2050 49,152 47,553
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA5510
3.00%, 4/1/2050 163,186 158,047
Pool# MA4077
2.00%, 7/1/2050 99,900 90,155
Pool# CA6598
2.50%, 8/1/2050 343,697 321,408
Pool# BQ4909
2.00%, 9/1/2050 871,438 786,286
Pool# CA6985
2.00%, 9/1/2050 568,936 513,341
Pool# FM4222
2.50%, 9/1/2050 670,134 631,245
Pool# CA7572
2.50%, 10/1/2050 528,935 499,407
Pool# CA7368
2.50%, 10/1/2050 414,920 387,950
Pool# CA7369
2.50%, 10/1/2050 315,924 295,386
Pool# MA4181
1.50%, 11/1/2050 477,366 411,930
Pool# FM4808
2.50%, 11/1/2050 279,084 260,920
Pool# CA8442
2.00%, 1/1/2051 1,077,791 973,799
Pool# FM6031
2.00%, 2/1/2051 1,418,971 1,279,052
Pool# CA8893
2.00%, 2/1/2051 430,800 388,393
Pool# BQ9747
2.00%, 2/1/2051 364,644 328,790
Pool# CA8823
2.00%, 2/1/2051 236,863 213,555
Pool# FM6135
2.00%, 2/1/2051 154,774 139,594
Pool# FM6554
2.00%, 3/1/2051 585,397 527,966
Pool# FM6569
2.50%, 3/1/2051 635,989 594,438
Pool# FM7677
2.50%, 3/1/2051 624,869 585,638
Pool# FM6834
2.00%, 4/1/2051 729,666 658,101
Pool# CB0235
2.00%, 4/1/2051 335,077 302,282
Pool# CB0149
2.00%, 4/1/2051 221,375 199,590
Pool# CB0400
2.00%, 5/1/2051 90,693 82,373
Pool# CB0684
2.00%, 6/1/2051 347,576 313,549
Pool# FM8630
1.50%, 7/1/2051 42,312 36,504
Pool# CB1110
2.00%, 7/1/2051 91,313 82,297
Pool# FM8160
2.50%, 7/1/2051 184,004 172,951
Pool# FM8007
2.50%, 7/1/2051 112,574 105,162
Pool# FM8011
2.50%, 8/1/2051 347,783 325,989

22 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8441
2.50%, 8/1/2051 139,800 130,599
Pool# CB1330
2.50%, 8/1/2051 116,129 108,481
Pool# MA4399
2.50%, 8/1/2051 93,933 87,756
Pool# FM8794
2.50%, 9/1/2051 345,043 322,274
Pool# FM9082
2.00%, 10/1/2051 118,246 106,825
Pool# CB1871
2.50%, 10/1/2051 417,580 389,977
Pool# MA4464
1.50%, 11/1/2051 54,581 47,072
Pool# MA4465
2.00%, 11/1/2051 742,993 669,624
Pool# FM9450
2.00%, 11/1/2051 115,701 104,524
Pool# FM9491
2.50%, 11/1/2051 48,507 45,302
Pool# FM9494
2.50%, 11/1/2051 30,946 28,897
Pool# FM9543
2.50%, 12/1/2051 502,694 469,564
Pool# CB2410
2.50%, 12/1/2051 122,335 114,217
Pool# FM9806
2.50%, 12/1/2051 106,992 99,921
Pool# MA4512
2.50%, 1/1/2052 890,758 831,643
Pool# BU9929
2.00%, 2/1/2052 270,238 243,430
Pool# CB3351
2.50%, 4/1/2052 75,437 70,449
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 8/25/2037 722,938 670,525
3.00%, 8/25/2037 100,000 99,283
3.50%, 8/25/2037 150,000 151,099
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 8/25/2052 225,000 193,737
2.50%, 8/25/2052 2,048,000 1,908,180
3.00%, 8/25/2052 25,000 24,074
3.50%, 8/25/2052 275,000 272,132
4.00%, 8/25/2052 175,000 175,868
4.50%, 8/25/2052 275,000 279,780
5.00%, 8/25/2052 400,000 410,828
3.50%, 9/25/2052 50,000 49,339
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 138 140
Pool# 457801
7.00%, 8/15/2028 957 989
Pool# 486936
6.50%, 2/15/2029 400 422
Pool# 502969
6.00%, 3/15/2029 1,202 1,263
Pool# 487053
7.00%, 3/15/2029 466 484
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781014
6.00%, 4/15/2029 945 997
Pool# 509099
7.00%, 6/15/2029 1,736 1,755
Pool# 470643
7.00%, 7/15/2029 4,547 4,601
Pool# 434505
7.50%, 8/15/2029 30 30
Pool# 781124
7.00%, 12/15/2029 3,322 3,585
Pool# 507396
7.50%, 9/15/2030 21,669 22,093
Pool# 531352
7.50%, 9/15/2030 1,400 1,421
Pool# 536334
7.50%, 10/15/2030 102 103
Pool# 540659
7.00%, 1/15/2031 476 478
Pool# 486019
7.50%, 1/15/2031 519 529
Pool# 535388
7.50%, 1/15/2031 326 328
Pool# 528589
6.50%, 3/15/2031 5,751 6,064
Pool# 508473
7.50%, 4/15/2031 2,142 2,205
Pool# 544470
8.00%, 4/15/2031 1,092 1,094
Pool# 781287
7.00%, 5/15/2031 1,571 1,701
Pool# 781319
7.00%, 7/15/2031 485 539
Pool# 485879
7.00%, 8/15/2031 2,053 2,136
Pool# 572554
6.50%, 9/15/2031 24,822 26,171
Pool# 781328
7.00%, 9/15/2031 1,468 1,591
Pool# 550991
6.50%, 10/15/2031 307 323
Pool# 571267
7.00%, 10/15/2031 200 207
Pool# 555171
6.50%, 12/15/2031 760 801
Pool# 781380
7.50%, 12/15/2031 499 551
Pool# 781481
7.50%, 1/15/2032 2,261 2,502
Pool# 580972
6.50%, 2/15/2032 105 111
Pool# 781401
7.50%, 2/15/2032 1,558 1,695
Pool# 781916
6.50%, 3/15/2032 18,546 19,681
Pool# 552474
7.00%, 3/15/2032 2,415 2,569
Pool# 781478
7.50%, 3/15/2032 899 985
Pool# 781429
8.00%, 3/15/2032 1,616 1,773

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781431
7.00%, 4/15/2032 5,841 6,421
Pool# 552616
7.00%, 6/15/2032 22,638 24,072
Pool# 570022
7.00%, 7/15/2032 8,472 9,146
Pool# 595077
6.00%, 10/15/2032 2,773 3,041
Pool# 552903
6.50%, 11/15/2032 35,094 37,260
Pool# 552952
6.00%, 12/15/2032 2,124 2,238
Pool# 602102
6.00%, 2/15/2033 9,141 9,616
Pool# 588192
6.00%, 2/15/2033 2,523 2,661
Pool# 553144
5.50%, 4/15/2033 7,487 8,075
Pool# 604243
6.00%, 4/15/2033 3,543 3,837
Pool# 611526
6.00%, 5/15/2033 5,108 5,368
Pool# 553320
6.00%, 6/15/2033 10,043 10,921
Pool# 604788
6.50%, 11/15/2033 32,731 34,510
Pool# 781688
6.00%, 12/15/2033 14,706 16,241
Pool# 604875
6.00%, 12/15/2033 13,879 15,223
Pool# 781690
6.00%, 12/15/2033 5,640 6,230
Pool# 781699
7.00%, 12/15/2033 1,885 1,986
Pool# 621856
6.00%, 1/15/2034 5,730 6,022
Pool# 564799
6.00%, 3/15/2034 7,612 7,999
Pool# 630038
6.50%, 8/15/2034 20,089 21,181
Pool# 781804
6.00%, 9/15/2034 14,378 15,874
Pool# 781847
6.00%, 12/15/2034 10,757 11,886
Pool# 486921
5.50%, 2/15/2035 3,790 4,107
Pool# 781902
6.00%, 2/15/2035 15,150 16,665
Pool# 649510
5.50%, 10/15/2035 52,308 55,753
Pool# 652207
5.50%, 3/15/2036 27,582 28,840
Pool# 655519
5.00%, 5/15/2036 12,858 13,329
Pool# 652539
5.00%, 5/15/2036 4,466 4,630
Pool# 606308
5.50%, 5/15/2036 4,607 4,837
Pool# 656666
6.00%, 6/15/2036 10,582 11,223
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 657912
6.50%, 8/15/2036 2,843 2,997
Pool# 704630
5.50%, 7/15/2039 13,630 14,562
Pool# 757039
4.00%, 12/15/2040 129,198 132,948
Pool# 757038
4.00%, 12/15/2040 125,433 129,074
Pool# 755656
4.00%, 12/15/2040 42,104 43,733
Pool# 757044
4.00%, 12/15/2040 41,634 43,174
Pool# 742235
4.00%, 12/15/2040 32,927 33,874
Pool# 755655
4.00%, 12/15/2040 24,515 25,459
Pool# 757043
4.00%, 12/15/2040 19,092 19,641
Pool# 756631
4.00%, 12/15/2040 13,143 13,650
Pool# 755959
4.00%, 1/15/2041 92,113 95,711
Pool# 742244
4.00%, 1/15/2041 78,709 80,976
Pool# 753826
4.00%, 1/15/2041 38,433 39,450
Pool# 690662
4.00%, 1/15/2041 31,080 31,891
Pool# 719486
4.00%, 1/15/2041 7,426 7,594
Pool# 757555
4.00%, 2/15/2041 21,873 22,598
Pool# 757557
4.00%, 2/15/2041 12,329 12,622
Pool# AD6012
3.50%, 4/15/2043 233,500 238,166
Pool# AA6307
3.50%, 4/15/2043 67,264 68,006
Pool# AA6403
3.00%, 5/15/2043 338,665 333,742
Pool# 783781
3.50%, 6/15/2043 72,898 74,349
Pool# 784015
3.00%, 7/15/2043 18,602 18,274
Pool# 784714
3.00%, 1/15/2044 96,262 94,576
Pool# 784458
3.50%, 12/15/2047 198,046 201,773
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 73,335 78,181
Pool# 4559
5.00%, 10/20/2039 101,326 107,630
Pool# 737727
4.00%, 12/20/2040 414,734 426,328
Pool# 737730
4.00%, 12/20/2040 121,357 124,729
Pool# 4923
4.50%, 1/20/2041 68,039 72,004

24 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 4978
4.50%, 3/20/2041 9,604 9,987
Pool# 5017
4.50%, 4/20/2041 99,468 104,414
Pool# 5082
4.50%, 6/20/2041 175,512 184,233
Pool# 675523
3.50%, 3/20/2042 158,516 158,614
Pool# MA0462
3.50%, 10/20/2042 252,823 255,649
Pool# MA0625
3.50%, 12/20/2042 193,707 196,821
Pool# MA0698
3.00%, 1/20/2043 162,668 160,980
Pool# AF1001
3.50%, 6/20/2043 128,469 128,580
Pool# AJ9335
3.50%, 10/20/2044 9,423 9,431
Pool# MA2754
3.50%, 4/20/2045 93,756 95,003
Pool# MA2824
2.50%, 5/20/2045 135,735 129,078
Pool# MA2825
3.00%, 5/20/2045 192,364 190,369
Pool# MA2891
3.00%, 6/20/2045 504,171 498,940
Pool# MA2960
3.00%, 7/20/2045 168,594 166,845
Pool# MA3172
3.00%, 10/20/2045 59,599 58,981
Pool# MA3173
3.50%, 10/20/2045 3,674 3,714
Pool# MA3243
3.00%, 11/20/2045 53,248 52,696
Pool# MA3244
3.50%, 11/20/2045 69,365 70,039
Pool# 784098
3.00%, 12/20/2045 277,637 274,738
Pool# 784119
3.00%, 2/20/2046 222,449 220,126
Pool# MA3520
3.00%, 3/20/2046 189,343 187,381
Pool# MA3521
3.50%, 3/20/2046 159,724 161,496
Pool# MA3735
3.00%, 6/20/2046 180,653 178,619
Pool# MA3876
4.50%, 8/20/2046 6,315 6,655
Pool# MA3939
4.50%, 9/20/2046 3,793 3,906
Pool# MA4125
2.50%, 12/20/2046 53,216 50,472
Pool# MA4126
3.00%, 12/20/2046 614,075 607,702
Pool# MA4194
2.50%, 1/20/2047 131,071 124,315
Pool# MA4196
3.50%, 1/20/2047 18,024 18,207
Pool# MA4264
4.50%, 2/20/2047 6,725 7,024
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4321
3.50%, 3/20/2047 234,422 235,889
Pool# AZ1974
3.50%, 4/20/2047 92,865 92,968
Pool# MA4384
4.50%, 4/20/2047 5,859 6,104
Pool# MA4512
4.50%, 6/20/2047 16,676 17,227
Pool# MA4652
3.50%, 8/20/2047 65,810 66,292
Pool# MA4836
3.00%, 11/20/2047 99,481 97,917
Pool# 784421
3.50%, 12/20/2047 201,276 200,557
Pool# MA4900
3.50%, 12/20/2047 144,201 145,087
Pool# 784480
3.50%, 4/20/2048 55,294 56,675
Pool# 784481
3.50%, 4/20/2048 10,670 10,682
Pool# MA5331
4.50%, 7/20/2048 45,296 46,704
Pool# BK2856
4.50%, 12/20/2048 4,401 4,490
Pool# MA5818
4.50%, 3/20/2049 27,892 28,608
Pool# MA6092
4.50%, 8/20/2049 26,449 27,140
Pool# MA6409
3.00%, 1/20/2050 238,797 233,402
Pool# MA6764
2.00%, 7/20/2050 63,966 59,143
Pool# MA6818
2.00%, 8/20/2050 511,168 472,573
Pool# BW4732
2.50%, 8/20/2050 406,599 382,350
Pool# BW6206
2.50%, 8/20/2050 391,908 368,544
Pool# BW4741
2.50%, 9/20/2050 392,013 368,648
Pool# MA7051
2.00%, 12/20/2050 393,798 363,825
Pool# MA7311
2.00%, 4/20/2051 1,761,413 1,626,314
Pool# MA7472
2.50%, 7/20/2051 684,452 651,008
Pool# MA7767
2.50%, 12/20/2051 122,159 116,083
GNMA TBA
2.00%, 8/15/2052 200,000 183,687
2.50%, 8/15/2052 1,770,000 1,676,263
Total Mortgage-Backed Securities
(cost $76,197,820)
72,244,030

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 25
Municipal Bonds 0 .9%
Principal
Amount ($) Value ($)
California 0 .2%
Bay Area Toll Authority,
RB, 6.91%, 10/1/2050 25,000 34,400
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 121,303
Los Angeles, Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 100,000 129,685
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 100,000 110,880
State of California,
GO, 7.63%, 3/1/2040 100,000 135,773
University of California, RB
3.06%, 7/1/2025 50,000 49,815
Series R, 5.77%, 5/15/2043 50,000 57,055
638,911
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 44,000 53,295
Illinois 0 .1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 36,263
State of Illinois, GO, 5.10%,
6/1/2033 185,000 188,682
224,945
Nebraska 0 .0%
†
University of Nebraska
Facilities Corp, RB, Series
A, 3.04%, 10/1/2049 55,000 43,319
New Jersey 0 .1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 150,000 170,965
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 155,606
326,571
New York 0 .2%
Metropolitan Transportation
Authority, RB, 5.18%,
11/15/2049 25,000 25,687
New York City Transitional
Finance Authority, Future
Tax Secured, RB, Series
B-1, 5.57%, 11/1/2038 100,000 112,599
New York City Transitional
Finance Authority, RB,
Series CC, 5.88%,
6/15/2044 25,000 30,749
Municipal Bonds
Principal
Amount ($) Value ($)
New York
New York State Dormitory
Authority, RB, Series F,
3.11%, 2/15/2039 100,000 87,227
New York State Thruway
Authority, RB, 2.90%,
1/1/2035 50,000 45,028
Port Authority of New York &
New Jersey, RB, 6.04%,
12/1/2029 100,000 114,515
415,805
Ohio 0 .1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 105,144
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 111,356
216,500
Texas 0 .2%
Dallas Independent School
District, Texas School
Building, GO, PSF-GTD,
Series C, 6.45%, 2/15/2035 150,000 155,818
Dallas/Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 44,246
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 20,410
Texas State Taxable Build
America Bond, GO, Series
A, 5.52%, 4/1/2039 50,000 57,933
Texas Transportation
Commission, RB, 5.18%,
4/1/2030 100,000 108,895
387,302
Wisconsin 0 .0%
†
State of Wisconsin Bond, RB,
Series C, 3.15%, 5/1/2027 20,000 19,763
Total Municipal Bonds
(cost $2,312,220)
2,326,411
Supranational 1 .3%
Asian Development Bank
1.50%, 10/18/2024 500,000 484,095
2.50%, 11/2/2027 250,000 245,760
2.75%, 1/19/2028 200,000 198,894
3.13%, 9/26/2028 75,000 76,022
European Investment Bank
2.63%, 3/15/2024 500,000 497,007
1.63%, 3/14/2025 200,000 193,599
0.38%, 3/26/2026 100,000 91,170

26 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Supranational
Principal
Amount ($) Value ($)
Inter-American Development
Bank, 1.13%, 1/13/2031 50,000 43,498
International Bank for
Reconstruction &
Development
0.63%, 4/22/2025 500,000 470,022
2.50%, 7/29/2025 250,000 246,818
1.75%, 10/23/2029 250,000 231,346
International Finance Corp.,
1.38%, 10/16/2024 250,000 242,280
Nordic Investment Bank,
2.25%, 5/21/2024 200,000 198,300
Total Supranational
(cost $3,352,158)
3,218,811
U.S. Government Agency Securities 1 .5%
FHLB
3.13%, 6/13/2025 475,000 478,650
5.50%, 7/15/2036 200,000 249,565
FHLMC
0.25%, 6/26/2023 200,000 194,879
0.25%, 8/24/2023 605,000 587,631
0.25%, 12/4/2023 205,000 197,763
0.38%, 7/21/2025 65,000 60,402
6.75%, 3/15/2031 200,000 256,459
6.25%, 7/15/2032 165,000 210,741
FNMA
2.63%, 9/6/2024 200,000 198,674
0.50%, 6/17/2025 500,000 467,464
6.25%, 5/15/2029 300,000 361,841
7.25%, 5/15/2030 200,000 260,294
0.88%, 8/5/2030 280,000 238,951
Tennessee Valley Authority,
4.88%, 1/15/2048 200,000 229,148
Total U.S. Government Agency Securities
(cost $4,000,396)
3,992,462
U.S. Treasury Obligations 39 .1%
U.S. Treasury Bonds
6.25%, 8/15/2023 869,000 898,159
6.00%, 2/15/2026 (a) 444,500 491,832
5.50%, 8/15/2028 300,000 345,727
5.25%, 11/15/2028 500,000 571,914
4.50%, 2/15/2036 (a) 400,000 485,109
4.75%, 2/15/2037 (a) 400,000 498,688
4.50%, 5/15/2038 500,000 610,527
4.50%, 8/15/2039 185,000 224,645
4.38%, 11/15/2039 480,000 572,775
1.13%, 5/15/2040 500,000 357,246
3.88%, 8/15/2040 400,000 445,141
1.38%, 11/15/2040 300,000 221,613
4.25%, 11/15/2040 200,000 232,922
1.75%, 8/15/2041 500,000 390,625
3.75%, 8/15/2041 250,000 270,439
2.00%, 11/15/2041 250,000 204,102
3.13%, 11/15/2041 600,000 592,266
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.38%, 2/15/2042 100,000 87,094
3.13%, 2/15/2042 250,000 246,055
2.75%, 11/15/2042 800,000 734,969
3.13%, 2/15/2043 750,000 730,049
2.88%, 5/15/2043 900,000 841,113
3.63%, 8/15/2043 500,000 525,527
3.75%, 11/15/2043 850,000 909,467
3.63%, 2/15/2044 700,000 735,055
3.13%, 8/15/2044 400,000 387,422
3.00%, 11/15/2044 350,000 331,721
3.00%, 5/15/2045 400,000 378,969
2.50%, 5/15/2046 (a) 400,000 346,703
2.25%, 8/15/2046 300,000 247,172
2.88%, 11/15/2046 275,000 255,739
3.00%, 2/15/2047 400,000 381,031
3.00%, 5/15/2047 400,000 381,359
2.75%, 8/15/2047 500,000 456,035
3.00%, 8/15/2048 350,000 338,064
2.88%, 5/15/2049 400,000 381,750
2.25%, 8/15/2049 500,000 420,508
2.38%, 11/15/2049 550,000 475,922
2.00%, 2/15/2050 500,000 397,305
1.25%, 5/15/2050 800,000 522,156
1.38%, 8/15/2050 900,000 607,219
1.63%, 11/15/2050 250,000 180,195
1.88%, 2/15/2051 950,000 730,238
2.38%, 5/15/2051 1,000,000 864,648
2.00%, 8/15/2051 700,000 554,668
1.88%, 11/15/2051 900,000 692,578
2.25%, 2/15/2052 (a) 800,000 674,625
2.88%, 5/15/2052 600,000 580,313
U.S. Treasury Notes
2.50%, 8/15/2023 800,000 796,125
1.38%, 8/31/2023 500,000 491,582
2.75%, 8/31/2023 1,000,000 997,656
0.25%, 11/15/2023 1,000,000 966,250
2.13%, 11/30/2023 (a) 900,000 890,402
0.75%, 12/31/2023 500,000 484,766
2.25%, 12/31/2023 (a) 1,000,000 989,961
2.25%, 1/31/2024 1,800,000 1,780,875
2.50%, 1/31/2024 1,000,000 993,281
0.13%, 2/15/2024 1,000,000 957,773
2.75%, 2/15/2024 500,000 498,398
2.25%, 3/31/2024 500,000 494,238
2.00%, 4/30/2024 500,000 491,973
2.25%, 4/30/2024 700,000 691,852
2.50%, 4/30/2024 100 99
2.50%, 5/15/2024 700,000 694,723
2.00%, 5/31/2024 1,000,000 983,750
2.00%, 6/30/2024 (a) 500,000 491,680
2.13%, 7/31/2024 500,000 492,461
0.38%, 8/15/2024 1,000,000 950,078
2.38%, 8/15/2024 250,000 247,344
1.88%, 8/31/2024 1,000,000 979,141
0.38%, 9/15/2024 500,000 474,180
1.50%, 9/30/2024 500,000 485,430
2.13%, 9/30/2024 500,000 492,187
0.63%, 10/15/2024 1,000,000 952,148
1.50%, 10/31/2024 1,000,000 970,273
2.25%, 10/31/2024 1,000,000 986,484

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 27
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.75%, 11/15/2024 500,000 476,445
2.25%, 11/15/2024 660,000 650,951
2.13%, 11/30/2024 1,200,000 1,179,469
1.38%, 1/31/2025 600,000 578,437
2.50%, 1/31/2025 500,000 495,449
2.00%, 2/15/2025 500,000 489,590
0.50%, 3/31/2025 700,000 657,863
2.63%, 3/31/2025 700,000 695,980
2.63%, 4/15/2025 300,000 298,113
0.38%, 4/30/2025 500,000 467,402
2.13%, 5/15/2025 600,000 588,352
2.75%, 5/15/2025 500,000 498,594
0.25%, 5/31/2025 500,000 464,844
0.25%, 6/30/2025 500,000 464,004
2.75%, 6/30/2025 750,000 748,418
3.00%, 7/15/2025 700,000 703,500
2.88%, 7/31/2025 750,000 750,879
2.00%, 8/15/2025 500,000 487,832
0.25%, 8/31/2025 1,000,000 924,023
3.00%, 10/31/2025 800,000 804,219
2.25%, 11/15/2025 1,500,000 1,473,457
0.38%, 11/30/2025 1,500,000 1,384,570
0.38%, 12/31/2025 1,200,000 1,105,641
0.38%, 1/31/2026 1,000,000 919,688
2.63%, 1/31/2026 750,000 745,898
1.63%, 2/15/2026 400,000 384,250
0.75%, 3/31/2026 500,000 464,746
0.63%, 7/31/2026 1,000,000 919,609
1.50%, 8/15/2026 400,000 380,641
0.75%, 8/31/2026 1,000,000 923,164
1.38%, 8/31/2026 1,500,000 1,420,488
1.63%, 9/30/2026 1,000,000 956,367
1.63%, 10/31/2026 1,000,000 955,469
2.00%, 11/15/2026 1,000,000 969,453
1.25%, 12/31/2026 700,000 657,125
1.50%, 1/31/2027 800,000 758,781
2.25%, 2/15/2027 800,000 782,906
1.13%, 2/28/2027 1,000,000 931,094
1.88%, 2/28/2027 700,000 674,871
0.63%, 3/31/2027 (a) 1,000,000 908,594
2.50%, 3/31/2027 (a) 600,000 594,352
0.50%, 4/30/2027 1,000,000 901,328
2.75%, 4/30/2027 450,000 450,668
2.38%, 5/15/2027 500,000 491,836
2.63%, 5/31/2027 700,000 697,703
2.75%, 7/31/2027 300,000 300,750
0.50%, 8/31/2027 500,000 447,324
0.38%, 9/30/2027 500,000 443,516
2.25%, 11/15/2027 870,000 848,590
0.63%, 11/30/2027 250,000 223,838
0.63%, 12/31/2027 500,000 446,855
0.75%, 1/31/2028 500,000 449,395
2.75%, 2/15/2028 1,000,000 999,844
1.13%, 2/29/2028 1,000,000 917,109
1.25%, 3/31/2028 500,000 460,723
1.25%, 4/30/2028 700,000 644,301
2.88%, 5/15/2028 1,000,000 1,006,875
1.25%, 5/31/2028 500,000 459,746
1.25%, 6/30/2028 700,000 642,934
1.00%, 7/31/2028 1,000,000 903,867
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.88%, 8/15/2028 1,000,000 1,006,953
1.25%, 9/30/2028 500,000 457,773
1.38%, 10/31/2028 500,000 460,957
1.50%, 11/30/2028 500,000 464,102
1.75%, 1/31/2029 500,000 471,445
2.63%, 2/15/2029 657,000 653,202
2.38%, 3/31/2029 (a) 800,000 782,688
2.88%, 4/30/2029 350,000 353,377
2.38%, 5/15/2029 100,000 97,887
2.75%, 5/31/2029 500,000 500,938
2.63%, 7/31/2029 200,000 199,031
1.63%, 8/15/2029 500,000 466,660
1.75%, 11/15/2029 500,000 470,488
1.50%, 2/15/2030 (a) 1,000,000 921,289
0.63%, 8/15/2030 1,200,000 1,024,125
0.88%, 11/15/2030 800,000 695,688
1.13%, 2/15/2031 1,600,000 1,416,313
1.63%, 5/15/2031 1,700,000 1,564,332
1.25%, 8/15/2031 500,000 443,887
1.38%, 11/15/2031 1,200,000 1,073,625
1.88%, 2/15/2032 750,000 700,078
2.88%, 5/15/2032 1,200,000 1,221,562
Total U.S. Treasury Obligations
(cost $107,599,419)
101,453,639
Repurchase Agreement 1 .3%
CF Secured, LLC
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $3,228,662,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$3,293,235. (f) 3,228,059 3,228,059
Total Repurchase Agreement
(cost $3,228,059)
3,228,059
Total Investments
(cost $275,173,001) — 100.1%
259,584,206
Liabilities in excess of other
assets — (0.1)% (347,764)
NET ASSETS — 100.0%
$ 259,236,442

28 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $11,461,549, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,228,059 and by $8,559,025 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
9/15/2022 – 5/15/2052, a total value of $11,787,084.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2022.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2022 was
$708,709 which represents 0.27% of net assets.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2022.
(e) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2022.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of July 31, 2022 was $3,228,059.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
PSF-GTD Permanent School Fund Guaranteed
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Bond Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 618,800 $ – $ 618,800
Commercial Mortgage-Backed Securities – 5,235,422 – 5,235,422
Corporate Bonds – 63,358,373 – 63,358,373
Foreign Government Securities – 3,908,199 – 3,908,199
Mortgage-Backed Securities – 72,244,030 – 72,244,030
Municipal Bonds – 2,326,411 – 2,326,411
Repurchase Agreement – 3,228,059 – 3,228,059
Supranational – 3,218,811 – 3,218,811
U.S. Government Agency Securities – 3,992,462 – 3,992,462
U.S. Treasury Obligations – 101,453,639 – 101,453,639
Total $ – $ 259,584,206 $ – $ 259,584,206
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide International Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 31
Common Stocks 98.5%
Shares Value ($)
AUSTRALIA 8.6%
Airlines 0.0%
†
Qantas Airways Ltd.* 66,807 214,222
Banks 2.0%
Australia & New Zealand
Banking Group Ltd. 201,363 3,236,514
Australia & New Zealand
Banking Group Ltd.*∞ 13,424 214,787
Commonwealth Bank of
Australia 122,638 8,674,485
National Australia Bank Ltd. 233,108 4,994,227
Westpac Banking Corp. 250,609 3,772,992
20,893,005
Beverages 0.0%
†
Treasury Wine Estates Ltd. 51,239 439,907
Biotechnology 0.7%
CSL Ltd.(a) 34,767 7,060,682
Capital Markets 0.4%
ASX Ltd. 13,675 847,598
Macquarie Group Ltd. 26,088 3,307,174
4,154,772
Chemicals 0.0%
†
Orica Ltd. 29,622 348,463
Commercial Services & Supplies 0.1%
Brambles Ltd. 102,091 819,831
Diversified Consumer Services 0.0%
†
IDP Education Ltd.(a) 15,965 320,535
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 295,728 805,475
Electric Utilities 0.1%
Origin Energy Ltd.(a) 128,288 532,277
Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus 76,323 509,204
Goodman Group 122,392 1,778,407
GPT Group (The) 137,886 438,836
Mirvac Group 301,511 454,008
Scentre Group 366,575 745,810
Stockland 162,554 437,941
Vicinity Centres 293,591 426,374
4,790,580
Food & Staples Retailing 0.4%
Coles Group Ltd. 96,779 1,272,156
Endeavour Group Ltd. 101,442 563,069
Woolworths Group Ltd. 88,058 2,312,276
4,147,501
Gas Utilities 0.1%
APA Group 83,979 685,438
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 4,628 694,209
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 13,140 643,990
Sonic Healthcare Ltd. 32,488 779,387
1,423,377
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 43,036 1,067,509
Domino's Pizza Enterprises
Ltd.(a) 4,581 232,505
Common Stocks
Shares Value ($)
AUSTRALIA
Hotels, Restaurants & Leisure
Lottery Corp. Ltd. (The)* 168,024 535,087
1,835,101
Insurance 0.2%
Insurance Australia Group
Ltd. 186,532 582,825
Medibank Pvt Ltd.(a) 198,165 473,205
QBE Insurance Group Ltd. 105,437 853,536
Suncorp Group Ltd. 90,132 705,874
2,615,440
Interactive Media & Services 0.1%
REA Group Ltd.(a) 3,771 331,414
SEEK Ltd. 22,940 369,872
701,286
IT Services 0.1%
Computershare Ltd. 39,578 694,814
Metals & Mining 2.4%
BHP Group Ltd. 364,750 10,035,552
BlueScope Steel Ltd. 33,977 395,435
Evolution Mining Ltd. 138,523 258,182
Fortescue Metals Group Ltd. 119,745 1,539,335
Glencore plc* 716,584 4,049,711
Mineral Resources Ltd. 12,841 483,833
Newcrest Mining Ltd. 64,540 878,163
Northern Star Resources Ltd. 83,956 466,160
Rio Tinto Ltd. 26,374 1,807,568
Rio Tinto plc 81,090 4,880,709
South32 Ltd. 343,759 917,909
25,712,557
Multiline Retail 0.3%
Wesfarmers Ltd. 80,967 2,641,164
Oil, Gas & Consumable Fuels 0.5%
Ampol Ltd. 17,112 404,627
Santos Ltd. 235,003 1,209,847
Washington H Soul Pattinson
& Co. Ltd.(a) 16,357 294,471
Woodside Energy Group Ltd. 107,641 2,421,630
Woodside Energy Group Ltd. 28,916 654,978
4,985,553
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 48,413 349,072
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 129,780 365,677
Software 0.0%
†
WiseTech Global Ltd. 10,322 366,185
Trading Companies & Distributors 0.0%
†
Reece Ltd. 16,184 173,398
Transportation Infrastructure 0.2%
Transurban Group 223,395 2,270,892
90,041,413
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 24,757 626,898
Electric Utilities 0.0%
†
Verbund AG 4,821 529,537

32 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
AUSTRIA
Metals & Mining 0.0%
†
voestalpine AG 8,782 196,977
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 11,150 473,121
Paper & Forest Products 0.1%
Mondi plc 33,959 645,882
2,472,415
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 18,115 950,275
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 62,903 3,369,616
Chemicals 0.1%
Solvay SA 5,228 458,798
Umicore SA 14,384 520,955
979,753
Distributors 0.0%
†
D'ieteren Group 1,781 291,463
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 3,833 338,877
Groupe Bruxelles Lambert
SA 3,442 303,193
Sofina SA 1,095 256,238
898,308
Diversified Telecommunication Services 0.0%
†
Proximus SADP 11,004 152,446
Electric Utilities 0.0%
†
Elia Group SA/NV 2,435 369,852
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Warehouses De Pauw CVA 10,647 361,534
Insurance 0.1%
Ageas SA/NV 12,157 529,919
Pharmaceuticals 0.1%
UCB SA 9,088 710,890
8,614,056
BRAZIL 0.1%
Chemicals 0.1%
Yara International ASA 12,281 523,036
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 27,899 395,157
CHINA 0.7%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 264,600 957,571
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 119,400 332,191
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 138,000 272,778
Common Stocks
Shares Value ($)
CHINA
Capital Markets 0.0%
†
Futu Holdings Ltd., ADR* 4,142 172,307
Food Products 0.1%
Wilmar International Ltd. 145,258 423,432
Internet & Direct Marketing Retail 0.4%
Prosus NV* 59,372 3,899,759
Marine 0.0%
†
SITC International Holdings
Co. Ltd. 91,000 310,116
Real Estate Management & Development 0.1%
ESR Group Ltd. Reg. S*(b) 143,000 371,500
Specialty Retail 0.0%
†
Chow Tai Fook Jewellery
Group Ltd. 143,800 285,307
7,024,961
DENMARK 2.8%
Air Freight & Logistics 0.2%
DSV A/S 13,743 2,309,997
Banks 0.1%
Danske Bank A/S 48,890 682,376
Beverages 0.1%
Carlsberg A/S
, Class B
7,169 928,428
Biotechnology 0.2%
Genmab A/S* 4,794 1,706,991
Building Products 0.0%
†
ROCKWOOL A/S
, Class B
661 163,572
Chemicals 0.1%
Chr Hansen Holding A/S 7,418 485,155
Novozymes A/S
, Class B
14,681 937,146
1,422,301
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 13,804 1,605,627
Electrical Equipment 0.2%
Vestas Wind Systems A/S 73,608 1,925,759
Health Care Equipment & Supplies 0.1%
Coloplast A/S
, Class B
8,596 1,004,009
Demant A/S* 6,363 242,584
GN Store Nord A/S 9,117 317,393
1,563,986
Insurance 0.1%
Tryg A/S 27,081 616,401
Marine 0.2%
AP Moller - Maersk A/S
, Class
A
217 579,832
AP Moller - Maersk A/S
, Class
B
383 1,045,377
1,625,209
Pharmaceuticals 1.4%
Novo Nordisk A/S
, Class B
121,303 14,266,192
Textiles, Apparel & Luxury Goods 0.0%
†
Pandora A/S 6,774 500,946
29,317,785

Nationwide International Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 236,859 2,334,225
2,334,225
Communications Equipment 0.2%
Nokia OYJ 393,299 2,058,992
Diversified Telecommunication Services 0.1%
Elisa OYJ 10,757 594,683
Electric Utilities 0.0%
†
Fortum OYJ 30,795 343,444
Food & Staples Retailing 0.0%
†
Kesko OYJ
, Class B
20,479 506,889
Insurance 0.2%
Sampo OYJ
, Class A
36,418 1,571,761
Machinery 0.1%
Kone OYJ
, Class B
24,576 1,121,078
Wartsila OYJ Abp (a) 31,322 274,686
1,395,764
Oil, Gas & Consumable Fuels 0.2%
Neste OYJ 30,807 1,581,733
Paper & Forest Products 0.2%
Stora Enso OYJ
, Class R
41,352 638,584
UPM- Kymmene OYJ 38,801 1,228,121
1,866,705
Pharmaceuticals 0.0%
†
Orion OYJ
, Class B
7,335 349,861
12,604,057
FRANCE 10.3%
Aerospace & Defense 0.8%
Airbus SE 42,577 4,604,184
Dassault Aviation SA 1,665 238,098
Safran SA 24,407 2,689,394
Thales SA 7,618 947,096
8,478,772
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 49,637 1,387,765
Valeo 15,207 326,311
1,714,076
Automobiles 0.0%
†
Renault SA* 14,538 428,941
Banks 0.6%
BNP Paribas SA 80,219 3,802,400
Credit Agricole SA 89,554 823,734
Societe Generale SA 57,171 1,282,054
5,908,188
Beverages 0.3%
Pernod Ricard SA 15,227 2,996,832
Remy Cointreau SA 1,588 314,665
3,311,497
Building Products 0.2%
Cie de Saint-Gobain 35,989 1,678,808
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 4,054 219,794
Common Stocks
Shares Value ($)
FRANCE
Chemicals 0.5%
Air Liquide SA 37,569 5,177,812
Arkema SA 4,386 417,112
5,594,924
Construction & Engineering 0.5%
Bouygues SA 17,313 522,874
Eiffage SA 5,905 554,115
Vinci SA 38,467 3,691,665
4,768,654
Diversified Financial Services 0.0%
†
Eurazeo SE 2,995 213,843
Wendel SE 2,029 186,462
400,305
Diversified Telecommunication Services 0.1%
Orange SA 141,379 1,446,014
Electric Utilities 0.0%
†
Electricite de France SA 41,388 502,545
Electrical Equipment 0.2%
Legrand SA 19,565 1,606,780
Entertainment 0.1%
Bollore SE 67,420 339,968
Ubisoft Entertainment SA* 6,425 273,226
613,194
Equity Real Estate Investment Trusts (REITs) 0.1%
Covivio 3,448 218,815
Gecina SA 3,479 358,009
Klepierre SA* 14,695 327,928
Unibail - Rodamco -Westfield* 8,676 492,402
1,397,154
Food & Staples Retailing 0.1%
Carrefour SA 44,324 756,029
Food Products 0.2%
Danone SA 46,652 2,572,258
Health Care Equipment & Supplies 0.0%
†
BioMerieux 3,141 340,495
Hotels, Restaurants & Leisure 0.1%
Accor SA* 12,294 319,078
La Francaise des Jeux
SAEM Reg. S(b) 6,838 243,992
Sodexo SA 6,703 544,303
1,107,373
Household Durables 0.0%
†
SEB SA 1,553 130,931
Insurance 0.3%
AXA SA 139,086 3,210,875
Interactive Media & Services 0.0%
†
Adevinta ASA* 20,721 156,462
IT Services 0.4%
Capgemini SE 11,723 2,237,112
Edenred 17,554 902,255
Worldline SA Reg. S*(b) 16,537 732,094
3,871,461
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 1,938 777,601

34 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Machinery 0.1%
Alstom SA 23,984 571,463
Media 0.1%
Publicis Groupe SA 16,662 890,415
Vivendi SE 54,832 520,370
1,410,785
Multi-Utilities 0.3%
Engie SA 129,414 1,602,781
Veolia Environnement SA 47,862 1,200,418
2,803,199
Oil, Gas & Consumable Fuels 0.9%
TotalEnergies SE 178,740 9,117,633
Personal Products 0.6%
L'Oreal SA 17,388 6,567,795
Pharmaceuticals 0.8%
Ipsen SA 2,555 258,389
Sanofi 82,031 8,162,315
8,420,704
Professional Services 0.2%
Bureau Veritas SA 22,238 613,412
Teleperformance 4,283 1,433,521
2,046,933
Software 0.2%
Dassault Systemes SE 48,529 2,080,519
Textiles, Apparel & Luxury Goods 2.2%
EssilorLuxottica SA 20,852 3,272,173
Hermes International 2,262 3,096,892
Kering SA 5,363 3,077,123
LVMH Moet Hennessy Louis
Vuitton SE 19,998 13,910,750
23,356,938
Transportation Infrastructure 0.1%
Aeroports de Paris* 2,138 295,100
Getlink SE 32,107 642,149
937,249
108,306,349
GERMANY 7.3%
Aerospace & Defense 0.1%
MTU Aero Engines AG 3,773 725,830
Rheinmetall AG 3,117 570,631
1,296,461
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 72,118 2,870,131
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)*(a) 44,410 272,249
Auto Components 0.1%
Continental AG 8,246 583,238
Automobiles 0.8%
Bayerische Motoren Werke
AG 23,547 1,914,452
Bayerische Motoren Werke
AG (Preference) 4,524 341,820
Mercedes-Benz Group AG 57,434 3,360,329
Porsche Automobil Holding
SE (Preference) 10,949 788,024
Common Stocks
Shares Value ($)
GERMANY
Automobiles
Volkswagen AG(a) 2,026 398,079
Volkswagen AG (Preference) 13,207 1,854,413
8,657,117
Banks 0.0%
†
Commerzbank AG* 76,196 520,079
Capital Markets 0.4%
Deutsche Bank AG
(Registered) 152,180 1,325,879
Deutsche Boerse AG 13,561 2,363,830
3,689,709
Chemicals 0.5%
BASF SE 66,763 2,962,597
Covestro AG Reg. S(b) 13,423 456,006
Evonik Industries AG 15,860 337,734
Symrise AG 9,650 1,120,319
4,876,656
Construction Materials 0.1%
HeidelbergCement AG(a) 10,312 521,696
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 233,980 4,426,263
Telefonica Deutschland
Holding AG 67,021 178,031
United Internet AG
(Registered) 7,411 194,675
4,798,969
Electrical Equipment 0.0%
†
Siemens Energy AG 30,226 500,513
Food & Staples Retailing 0.0%
†
HelloFresh SE* 12,492 342,662
Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG(a) 3,044 442,504
Sartorius AG (Preference) 1,702 757,482
Siemens Healthineers AG
Reg. S(b) 20,408 1,044,220
2,244,206
Health Care Providers & Services 0.1%
Fresenius Medical Care AG
& Co. KGaA 14,670 542,076
Fresenius SE & Co. KGaA 30,113 769,092
1,311,168
Household Products 0.1%
Henkel AG & Co. KGaA 7,185 451,339
Henkel AG & Co. KGaA
(Preference) 12,678 807,772
1,259,111
Independent Power and Renewable Electricity Producers
0.2%
RWE AG 45,709 1,884,994
Uniper SE(a) 6,223 41,375
1,926,369
Industrial Conglomerates 0.6%
Siemens AG (Registered) 55,123 6,120,376
Insurance 0.8%
Allianz SE (Registered) 29,425 5,336,236
Hannover Rueck SE 4,560 644,212

Nationwide International Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
GERMANY
Insurance
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 10,001 2,261,577
8,242,025
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 6,003 341,924
Internet & Direct Marketing Retail 0.0%
†
Zalando SE Reg. S*(a)(b) 12,575 351,228
Zalando SE Reg. S*∞(b) 4,053 113,294
464,522
IT Services 0.0%
†
Bechtle AG 5,365 246,671
Machinery 0.2%
Daimler Truck Holding AG* 32,399 880,748
GEA Group AG 10,899 405,126
KION Group AG 5,493 249,043
Knorr- Bremse AG 5,616 333,824
Rational AG 329 228,827
2,097,568
Multi-Utilities 0.1%
E.ON SE 158,853 1,423,848
Personal Products 0.1%
Beiersdorf AG 7,070 726,888
Pharmaceuticals 0.6%
Bayer AG (Registered) 71,026 4,139,170
Merck KGaA 9,441 1,793,169
5,932,339
Real Estate Management & Development 0.2%
Aroundtown SA 75,561 242,057
LEG Immobilien SE 5,453 493,896
Vonovia SE 50,030 1,660,686
2,396,639
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG 93,439 2,537,782
Software 0.7%
Nemetschek SE 4,368 290,190
SAP SE 75,106 6,961,385
7,251,575
Textiles, Apparel & Luxury Goods 0.3%
adidas AG 12,375 2,123,785
Puma SE 7,902 530,529
2,654,314
Trading Companies & Distributors 0.1%
Brenntag SE 10,983 767,931
76,874,736
HONG KONG 2.7%
Banks 0.1%
Hang Seng Bank Ltd. 54,800 884,168
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 86,500 3,972,909
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 265,420 371,979
Common Stocks
Shares Value ($)
HONG KONG
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 43,500 272,912
CLP Holdings Ltd. 118,000 1,000,275
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 168,500 152,385
Power Assets Holdings Ltd. 98,800 646,554
2,072,126
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 151,051 1,266,142
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 594,743 450,849
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 798,565 843,405
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 14,300 737,165
Jardine Matheson Holdings
Ltd. 1,000 52,891
790,056
Insurance 1.1%
AIA Group Ltd. 873,000 8,811,020
Prudential plc 196,119 2,417,888
11,228,908
Machinery 0.1%
Techtronic Industries Co. Ltd. 101,000 1,127,072
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 142,886 1,011,603
Hang Lung Properties Ltd. 138,000 251,317
Henderson Land
Development Co. Ltd. 100,352 349,605
Hongkong Land Holdings
Ltd. 66,300 332,826
Hongkong Land Holdings
Ltd. 12,100 62,977
New World Development Co.
Ltd. 116,707 390,435
Sino Land Co. Ltd. 256,200 381,342
Sun Hung Kai Properties Ltd. 103,700 1,241,717
Swire Pacific Ltd.
, Class A
39,000 222,527
Swire Properties Ltd. 82,000 195,546
Wharf Real Estate
Investment Co. Ltd. 118,270 525,912
4,965,807
Road & Rail 0.0%
†
MTR Corp. Ltd. 111,214 588,000
28,561,421
IRELAND 0.6%
Building Products 0.1%
Kingspan Group plc 11,114 721,179
Construction Materials 0.2%
CRH plc 55,077 2,110,051
Containers & Packaging 0.1%
Smurfit Kappa Group plc 17,297 628,050

36 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
IRELAND
Food Products 0.1%
Kerry Group plc
, Class A
11,506 1,216,646
Hotels, Restaurants & Leisure 0.1%
Flutter Entertainment plc* 12,163 1,219,397
Trading Companies & Distributors 0.0%
†
AerCap Holdings NV* 10,175 456,450
6,351,773
ISRAEL 0.7%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 1,916 441,341
Banks 0.3%
Bank Hapoalim BM 85,292 800,049
Bank Leumi Le-Israel BM 110,657 1,081,816
Israel Discount Bank Ltd.
,
Class A
90,194 514,716
Mizrahi Tefahot Bank Ltd. 11,615 433,021
2,829,602
Chemicals 0.1%
ICL Group Ltd. 51,537 469,100
IT Services 0.0%
†
Wix.com Ltd.* 4,237 251,381
Machinery 0.0%
†
Kornit Digital Ltd.* 3,539 96,296
Marine 0.0%
†
ZIM Integrated Shipping
Services Ltd.(a) 6,003 299,069
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 77,513 727,072
727,072
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 3,210 258,199
Semiconductors & Semiconductor Equipment 0.0%
†
Tower Semiconductor Ltd.* 7,808 369,610
Software 0.2%
Check Point Software
Technologies Ltd.* 7,324 912,571
Nice Ltd.* 4,501 941,251
1,853,822
7,595,492
ITALY 1.8%
Automobiles 0.2%
Ferrari NV 9,188 1,948,271
Banks 0.4%
FinecoBank Banca Fineco
SpA 42,370 529,128
Intesa Sanpaolo SpA 1,179,386 2,104,803
Mediobanca Banca di
Credito Finanziario SpA 41,784 358,305
UniCredit SpA 149,688 1,482,226
4,474,462
Beverages 0.1%
Coca-Cola HBC AG 15,639 384,029
Common Stocks
Shares Value ($)
ITALY
Beverages
Davide Campari-Milano NV 36,825 409,431
793,460
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 25,550 268,230
Telecom Italia SpA * 753,603 167,776
436,006
Electric Utilities 0.4%
Enel SpA 590,606 2,984,309
Terna - Rete Elettrica
Nazionale 99,666 764,246
3,748,555
Electrical Equipment 0.1%
Prysmian SpA 18,108 576,836
Gas Utilities 0.1%
Snam SpA 143,104 718,783
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 1,904 265,412
Health Care Providers & Services 0.0%
†
Amplifon SpA 8,940 295,928
Insurance 0.1%
Assicurazioni Generali SpA 80,981 1,214,095
Poste Italiane SpA Reg. S(b) 36,919 310,744
1,524,839
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 39,593 361,252
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 180,231 2,167,641
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 7,430 329,906
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 14,488 727,126
Transportation Infrastructure 0.1%
Atlantia SpA 35,843 827,440
19,195,917
JAPAN 22.1%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 22,200 423,279
Yamato Holdings Co. Ltd. 19,900 349,274
772,553
Airlines 0.0%
†
ANA Holdings, Inc.* 11,900 221,922
Japan Airlines Co. Ltd.* 10,174 177,608
399,530
Auto Components 0.4%
Aisin Corp. 10,300 306,151
Bridgestone Corp.(a) 41,700 1,633,296
Denso Corp. 31,600 1,730,949
Koito Manufacturing Co. Ltd. 8,200 269,843
Sumitomo Electric Industries
Ltd. 52,200 581,529
4,521,768
Automobiles 1.8%
Honda Motor Co. Ltd. 118,400 3,032,239

Nationwide International Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
JAPAN
Automobiles
Isuzu Motors Ltd. 44,100 484,641
Mazda Motor Corp. 43,660 368,102
Nissan Motor Co. Ltd. 161,800 614,747
Subaru Corp. 43,200 756,081
Suzuki Motor Corp. 26,100 852,945
Toyota Motor Corp. 763,900 12,365,312
Yamaha Motor Co. Ltd. 22,500 434,216
18,908,283
Banks 1.2%
Chiba Bank Ltd. (The) 33,600 185,402
Concordia Financial Group
Ltd. 82,300 278,432
Japan Post Bank Co. Ltd. 30,400 242,738
Mitsubishi UFJ Financial
Group, Inc. 862,784 4,863,187
Mizuho Financial Group, Inc. 175,851 2,092,071
Resona Holdings, Inc. 161,201 624,288
Shizuoka Bank Ltd. (The) 29,100 175,567
Sumitomo Mitsui Financial
Group, Inc. 93,505 2,930,461
Sumitomo Mitsui Trust
Holdings, Inc. 23,676 776,099
12,168,245
Beverages 0.3%
Asahi Group Holdings Ltd. 32,800 1,137,725
Ito En Ltd. 3,900 183,740
Kirin Holdings Co. Ltd. 58,100 953,423
Suntory Beverage & Food
Ltd. 9,400 371,123
2,646,011
Building Products 0.4%
AGC, Inc. 14,520 529,252
Daikin Industries Ltd. 18,200 3,201,156
Lixil Corp. 21,300 440,953
TOTO Ltd. 10,900 371,223
4,542,584
Capital Markets 0.2%
Daiwa Securities Group, Inc. 100,100 461,705
Japan Exchange Group, Inc. 35,300 561,722
Nomura Holdings, Inc. 205,000 784,235
SBI Holdings, Inc. 16,470 333,926
2,141,588
Chemicals 0.8%
Asahi Kasei Corp. 88,300 710,271
JSR Corp. 12,900 357,573
Mitsubishi Chemical Group
Corp. 96,800 543,878
Mitsui Chemicals, Inc. 12,320 259,689
Nippon Paint Holdings Co.
Ltd. 62,700 477,874
Nippon Sanso Holdings
Corp. 13,500 227,628
Nissan Chemical Corp. 9,600 491,308
Nitto Denko Corp. 9,910 638,073
Shin-Etsu Chemical Co. Ltd. 26,800 3,436,947
Sumitomo Chemical Co. Ltd. 100,600 396,027
Toray Industries, Inc. 104,000 572,226
Tosoh Corp. 17,800 231,264
8,342,758
Common Stocks
Shares Value ($)
JAPAN
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 17,050 376,816
Secom Co. Ltd. 15,000 1,004,507
Toppan, Inc. 18,900 321,547
1,702,870
Construction & Engineering 0.1%
Kajima Corp. 31,500 359,762
Obayashi Corp. 45,700 336,110
Shimizu Corp. 38,300 217,455
Taisei Corp. 13,600 433,899
1,347,226
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 45,500 220,121
ORIX Corp. 86,200 1,528,515
1,748,636
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 85,316 2,437,527
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 48,500 517,205
Kansai Electric Power Co.,
Inc. (The) 53,200 539,377
Tokyo Electric Power Co.
Holdings, Inc.* 108,900 428,582
1,485,164
Electrical Equipment 0.4%
Fuji Electric Co. Ltd. 9,140 413,138
Mitsubishi Electric Corp. 138,300 1,467,349
Nidec Corp. 32,500 2,261,025
4,141,512
Electronic Equipment, Instruments & Components 1.2%
Azbil Corp. 8,600 258,687
Hamamatsu Photonics KK 9,700 440,453
Hirose Electric Co. Ltd. 2,165 311,323
Ibiden Co. Ltd. 7,500 220,681
Keyence Corp. 14,072 5,584,408
Kyocera Corp. 23,200 1,290,126
Murata Manufacturing Co.
Ltd. 41,000 2,399,755
Omron Corp. 13,000 727,711
Shimadzu Corp. 16,400 580,980
TDK Corp. 27,600 870,052
Yokogawa Electric Corp. 17,100 300,974
12,985,150
Entertainment 0.6%
Capcom Co. Ltd. 12,000 333,075
Koei Tecmo Holdings Co.
Ltd. 4,910 171,395
Konami Group Corp. 6,500 383,924
Nexon Co. Ltd. 34,800 790,889
Nintendo Co. Ltd. 8,000 3,597,136
Square Enix Holdings Co.
Ltd. 6,100 282,818
Toho Co. Ltd. 7,900 313,707
5,872,944
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 154 370,895

38 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Equity Real Estate Investment Trusts (REITs)
GLP J-REIT 312 410,243
Japan Metropolitan Fund
Investment Corp. 490 398,894
Japan Real Estate
Investment Corp. 94 453,277
Nippon Building Fund, Inc. 113 599,198
Nippon Prologis REIT, Inc. 156 405,428
Nomura Real Estate Master
Fund, Inc. 286 358,073
2,996,008
Food & Staples Retailing 0.3%
Aeon Co. Ltd. 46,600 940,669
Kobe Bussan Co. Ltd. 11,300 322,437
Seven & i Holdings Co. Ltd. 53,700 2,193,762
Welcia Holdings Co. Ltd. 7,800 174,330
3,631,198
Food Products 0.3%
Ajinomoto Co., Inc. 33,200 873,431
Kikkoman Corp. 11,000 652,095
MEIJI Holdings Co. Ltd. 8,598 448,533
Nisshin Seifun Group, Inc. 16,152 198,500
Nissin Foods Holdings Co.
Ltd. 4,400 318,437
Yakult Honsha Co. Ltd. 9,200 560,479
3,051,475
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 26,980 484,804
Tokyo Gas Co. Ltd. 28,480 559,091
1,043,895
Health Care Equipment & Supplies 0.7%
Asahi Intecc Co. Ltd. 15,800 292,097
Hoya Corp. 26,400 2,651,777
Olympus Corp. 88,400 1,873,468
Sysmex Corp. 11,800 828,748
Terumo Corp. 46,900 1,603,887
7,249,977
Health Care Technology 0.1%
M3, Inc.(a) 31,700 1,109,728
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 5,824 218,484
Oriental Land Co. Ltd. 14,600 2,207,299
2,425,783
Household Durables 1.0%
Iida Group Holdings Co. Ltd. 10,100 165,264
Open House Group Co. Ltd. 6,300 273,864
Panasonic Holdings Corp. 160,502 1,326,785
Sekisui Chemical Co. Ltd. 28,800 404,918
Sekisui House Ltd.(a) 43,400 770,478
Sharp Corp. 16,100 129,806
Sony Group Corp. 90,800 7,772,467
10,843,582
Household Products 0.1%
Unicharm Corp. 28,800 1,047,161
Industrial Conglomerates 0.4%
Hitachi Ltd. 70,260 3,565,258
Toshiba Corp. 27,870 1,130,577
4,695,835
Common Stocks
Shares Value ($)
JAPAN
Insurance 0.7%
Dai-ichi Life Holdings, Inc. 73,400 1,271,888
Japan Post Holdings Co. Ltd. 176,900 1,270,992
Japan Post Insurance Co.
Ltd. 13,300 214,539
MS&AD Insurance Group
Holdings, Inc. 31,755 1,027,493
Sompo Holdings, Inc. 22,525 1,002,959
T&D Holdings, Inc. 36,000 403,574
Tokio Marine Holdings, Inc. 45,700 2,666,435
7,857,880
Interactive Media & Services 0.1%
Kakaku.com, Inc. 9,700 189,599
Z Holdings Corp. 186,400 662,046
851,645
Internet & Direct Marketing Retail 0.1%
Rakuten Group, Inc. 65,600 324,763
ZOZO, Inc. 8,800 190,396
515,159
IT Services 0.6%
Fujitsu Ltd. 14,310 2,003,214
GMO Payment Gateway, Inc. 3,100 257,259
Itochu Techno-Solutions
Corp. 6,200 166,237
NEC Corp. 17,200 635,580
Nomura Research Institute
Ltd. 25,254 760,619
NTT Data Corp. 44,600 675,212
Obic Co. Ltd. 4,900 781,766
Otsuka Corp. 8,700 271,715
SCSK Corp. 10,800 190,171
TIS, Inc. 17,100 482,584
6,224,357
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 14,249 1,113,464
Shimano, Inc. 5,300 895,540
Yamaha Corp. 10,600 452,211
2,461,215
Machinery 1.2%
Daifuku Co. Ltd. 7,000 447,995
FANUC Corp. 14,000 2,418,813
Hitachi Construction
Machinery Co. Ltd. 7,200 158,181
Hoshizaki Corp. 8,600 257,224
Komatsu Ltd. 66,200 1,512,579
Kubota Corp. 74,600 1,237,837
Kurita Water Industries Ltd. 8,000 324,355
Makita Corp. 16,900 412,463
MINEBEA MITSUMI, Inc. 24,800 446,807
MISUMI Group, Inc. 21,500 536,808
Mitsubishi Heavy Industries
Ltd. 22,920 852,422
NGK Insulators Ltd. 16,700 244,458
SMC Corp. 4,100 2,029,093
Toyota Industries Corp. 10,200 618,148
Yaskawa Electric Corp. 16,600 581,085
12,078,268
Marine 0.2%
Mitsui OSK Lines Ltd. 24,200 664,400

Nationwide International Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
JAPAN
Marine
Nippon Yusen KK 11,440 899,574
1,563,974
Media 0.1%
CyberAgent , Inc. 30,700 306,679
Dentsu Group, Inc. 15,561 544,242
Hakuhodo DY Holdings, Inc. 17,400 179,086
1,030,007
Metals & Mining 0.2%
Hitachi Metals Ltd.* 16,700 256,597
JFE Holdings, Inc. 34,300 383,784
Nippon Steel Corp. 57,806 859,358
Sumitomo Metal Mining Co.
Ltd. 17,500 557,018
2,056,757
Multiline Retail 0.0%
†
Pan Pacific International
Holdings Corp.(a) 28,100 437,720
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 215,917 833,771
Idemitsu Kosan Co. Ltd. 14,044 364,412
Inpex Corp. 74,700 855,571
2,053,754
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 52,300 218,249
Personal Products 0.3%
Kao Corp. 34,700 1,512,882
Kobayashi Pharmaceutical
Co. Ltd. 3,500 233,382
Kose Corp. 2,400 214,087
Shiseido Co. Ltd. 29,100 1,197,938
3,158,289
Pharmaceuticals 1.4%
Astellas Pharma, Inc. 135,600 2,126,503
Chugai Pharmaceutical Co.
Ltd. 49,000 1,379,313
Daiichi Sankyo Co. Ltd. 127,000 3,363,777
Eisai Co. Ltd. 18,000 824,606
Kyowa Kirin Co. Ltd. 18,400 434,047
Nippon Shinyaku Co. Ltd. 3,600 222,734
Ono Pharmaceutical Co. Ltd. 27,500 771,919
Otsuka Holdings Co. Ltd. 27,900 996,457
Shionogi & Co. Ltd. 18,900 968,951
Takeda Pharmaceutical Co.
Ltd. 107,597 3,165,939
14,254,246
Professional Services 0.4%
Nihon M&A Center Holdings,
Inc. 22,900 305,905
Persol Holdings Co. Ltd. 13,700 284,207
Recruit Holdings Co. Ltd. 103,200 3,876,105
4,466,217
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 4,400 417,050
Daiwa House Industry Co.
Ltd. 42,900 1,065,938
Hulic Co. Ltd. 29,200 234,280
Mitsubishi Estate Co. Ltd. 85,500 1,273,184
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development
Mitsui Fudosan Co. Ltd. 66,400 1,485,673
Nomura Real Estate
Holdings, Inc. 7,700 186,942
Sumitomo Realty &
Development Co. Ltd. 23,300 643,769
5,306,836
Road & Rail 0.6%
Central Japan Railway Co. 10,400 1,220,064
East Japan Railway Co. 21,790 1,139,392
Hankyu Hanshin Holdings,
Inc. 16,200 469,547
Keio Corp. 7,880 301,741
Keisei Electric Railway Co.
Ltd. 9,900 271,068
Kintetsu Group Holdings Co.
Ltd. 11,850 391,282
Nippon Express Holdings,
Inc. 5,850 348,608
Odakyu Electric Railway Co.
Ltd. 22,250 318,913
Tobu Railway Co. Ltd. 12,700 301,243
Tokyu Corp. 38,050 466,160
West Japan Railway Co. 16,300 598,506
5,826,524
Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp. 14,200 840,637
Disco Corp. 2,000 486,212
Lasertec Corp. 5,700 832,985
Renesas Electronics Corp.* 83,000 799,632
Rohm Co. Ltd. 6,600 489,954
SUMCO Corp. 25,600 358,004
Tokyo Electron Ltd. 10,700 3,709,798
7,517,222
Software 0.1%
Oracle Corp. Japan 2,500 155,800
Trend Micro, Inc. 9,600 557,532
713,332
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 4,200 2,547,599
Hikari Tsushin, Inc. 1,500 165,259
Nitori Holdings Co. Ltd. 5,600 591,085
USS Co. Ltd. 16,500 323,666
3,627,609
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 17,100 320,012
Canon, Inc. 73,000 1,727,251
FUJIFILM Holdings Corp. 26,300 1,502,127
Ricoh Co. Ltd. 39,800 319,883
Seiko Epson Corp. 20,000 299,713
4,168,986
Tobacco 0.2%
Japan Tobacco, Inc. 87,600 1,570,713
Trading Companies & Distributors 1.0%
ITOCHU Corp. 84,800 2,475,147
Marubeni Corp. 113,200 1,054,516
Mitsubishi Corp. 90,200 2,685,796
Mitsui & Co. Ltd. 99,900 2,194,997
MonotaRO Co. Ltd. 17,200 307,820

40 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Sumitomo Corp. 81,600 1,145,583
Toyota Tsusho Corp. 14,900 509,508
10,373,367
Wireless Telecommunication Services 0.9%
KDDI Corp. 116,800 3,764,405
SoftBank Corp. 205,100 2,372,617
SoftBank Group Corp. 87,400 3,717,790
9,854,812
232,446,129
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 13,891 292,882
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE(a) 9,807 764,213
Metals & Mining 0.1%
ArcelorMittal SA 43,633 1,072,074
1,836,287
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 163,000 971,402
Sands China Ltd.* 168,300 397,075
1,368,477
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 1,554,139 0
NETHERLANDS 5.4%
Banks 0.3%
ABN AMRO Bank NV, CVA
Reg. S(b) 29,030 297,124
ING Groep NV 279,511 2,716,404
3,013,528
Beverages 0.2%
Heineken Holding NV 7,216 570,132
Heineken NV 18,909 1,862,760
2,432,892
Biotechnology 0.1%
Argenx SE* 3,287 1,200,118
Argenx SE* 177 65,668
1,265,786
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 5,917 481,624
Chemicals 0.3%
Akzo Nobel NV 13,076 881,867
Koninklijke DSM NV 12,736 2,040,976
OCI NV 7,541 262,017
3,184,860
Diversified Financial Services 0.1%
EXOR NV 8,202 578,102
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 238,298 784,665
Entertainment 0.1%
Universal Music Group NV 52,862 1,200,731
Common Stocks
Shares Value ($)
NETHERLANDS
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 76,210 2,099,749
Food Products 0.0%
†
JDE Peet's NV 6,476 187,775
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV 62,464 1,295,823
Insurance 0.2%
Aegon NV 135,332 594,543
NN Group NV 20,478 959,992
1,554,535
IT Services 0.3%
Adyen NV Reg. S*(b) 1,551 2,797,719
Oil, Gas & Consumable Fuels 1.4%
Shell plc 548,078 14,644,510
Professional Services 0.2%
Randstad NV 8,106 410,403
Wolters Kluwer NV 19,099 2,075,232
2,485,635
Semiconductors & Semiconductor Equipment 1.7%
ASM International NV 3,406 1,049,024
ASML Holding NV 29,280 16,811,431
17,860,455
Trading Companies & Distributors 0.1%
IMCD NV 4,015 642,777
56,511,166
NEW ZEALAND 0.2%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 140,287 451,366
Electric Utilities 0.0%
†
Mercury NZ Ltd. 52,982 202,764
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 43,387 580,438
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 99,971 313,472
Software 0.1%
Xero Ltd.* 10,047 659,005
Transportation Infrastructure 0.0%
†
Auckland International
Airport Ltd.* 88,891 417,851
2,624,896
NORWAY 0.8%
Aerospace & Defense 0.0%
†
Kongsberg Gruppen ASA 6,400 235,366
Banks 0.1%
DNB Bank ASA 67,843 1,332,817
Diversified Telecommunication Services 0.1%
Telenor ASA 49,074 594,283
Food Products 0.2%
Mowi ASA 31,202 717,976
Orkla ASA 50,860 438,388

Nationwide International Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
NORWAY
Food Products
Salmar ASA 4,216 301,114
1,457,478
Insurance 0.0%
†
Gjensidige Forsikring ASA 14,145 295,086
Metals & Mining 0.1%
Norsk Hydro ASA 96,161 649,551
Oil, Gas & Consumable Fuels 0.3%
Aker BP ASA(a) 22,616 782,202
Equinor ASA 69,800 2,684,499
3,466,701
8,031,282
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 198,497 1,001,680
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA 21,616 500,511
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA
,
Class B
33,664 355,613
1,857,804
SINGAPORE 1.6%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 104,600 305,409
Airlines 0.0%
†
Singapore Airlines Ltd.* 91,182 360,456
Banks 0.7%
DBS Group Holdings Ltd. 129,950 2,968,145
Oversea-Chinese Banking
Corp. Ltd. 247,089 2,091,740
United Overseas Bank Ltd. 83,662 1,672,811
6,732,696
Capital Markets 0.0%
†
Singapore Exchange Ltd. 58,500 419,836
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 595,203 1,126,838
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 21,000 267,945
Entertainment 0.2%
Sea Ltd., ADR*(a) 25,665 1,958,753
Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT 248,913 535,977
CapitaLand Integrated
Commercial Trust 378,478 597,428
Mapletree Commercial Trust 146,000 201,080
Mapletree Logistics Trust 233,375 297,872
1,632,357
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 482,317 281,758
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 103,800 518,199
Common Stocks
Shares Value ($)
SINGAPORE
Real Estate Management & Development 0.1%
Capitaland Investment Ltd. 180,645 513,817
City Developments Ltd. 29,899 168,069
UOL Group Ltd. 32,113 173,674
855,560
Road & Rail 0.0%
†
Grab Holdings Ltd.
, Class A
* 82,005 241,915
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 48,453 1,843,503
16,545,225
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 90,987 3,286,525
SOUTH KOREA 0.1%
Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b) 12,336 591,597
SPAIN 2.3%
Banks 0.6%
Banco Bilbao Vizcaya
Argentaria SA 476,287 2,167,437
Banco Santander SA 1,258,574 3,153,373
CaixaBank SA 323,462 971,929
6,292,739
Biotechnology 0.0%
†
Grifols SA* 20,723 302,358
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA(a) 16,744 401,740
Ferrovial SA 35,798 958,659
1,360,399
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 38,901 1,741,211
Telefonica SA 384,304 1,716,067
3,457,278
Electric Utilities 0.6%
Acciona SA(a) 1,767 362,937
Endesa SA 22,134 405,011
Iberdrola SA 416,001 4,432,111
Iberdrola SA*∞ 11,555 123,176
Red Electrica Corp. SA 29,340 576,523
5,899,758
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA* 18,287 336,901
Gas Utilities 0.1%
Enagas SA(a) 15,738 310,982
Naturgy Energy Group SA(a) 10,411 305,695
616,677
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA 21,500 557,509
IT Services 0.2%
Amadeus IT Group SA* 31,996 1,866,947

42 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SPAIN
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 105,916 1,321,229
Specialty Retail 0.2%
Industria de Diseno Textil SA 79,624 1,934,029
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 5,299 670,114
24,615,938
SWEDEN 3.3%
Automobiles 0.0%
†
Volvo Car AB
, Class B
*(a) 42,655 318,258
Banks 0.3%
Skandinaviska Enskilda
Banken AB
, Class A
118,369 1,288,257
Svenska Handelsbanken AB
,
Class A
104,543 943,214
Swedbank AB
, Class A
64,864 899,243
3,130,714
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 12,091 265,631
Building Products 0.3%
Assa Abloy AB
, Class B
73,104 1,726,591
Nibe Industrier AB
, Class B
109,194 1,100,167
2,826,758
Capital Markets 0.1%
EQT AB(a) 22,375 612,830
Commercial Services & Supplies 0.0%
†
Securitas AB
, Class B
(a) 21,215 215,849
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson
, Class B
213,227 1,616,589
Construction & Engineering 0.0%
†
Skanska AB
, Class B
25,729 438,755
Diversified Financial Services 0.4%
Industrivarden AB
, Class A
9,055 237,488
Industrivarden AB
, Class C
11,449 296,867
Investor AB
, Class A
35,682 732,627
Investor AB
, Class B
129,961 2,435,811
Kinnevik AB
, Class B
* 18,784 340,664
L E Lundbergforetagen AB
,
Class B
5,748 272,427
4,315,884
Diversified Telecommunication Services 0.1%
Telia Co. AB 186,934 690,386
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB
, Class B
142,139 1,680,926
Entertainment 0.0%
†
Embracer Group AB*(a) 48,595 370,531
Health Care Equipment & Supplies 0.0%
†
Getinge AB
, Class B
15,940 359,973
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 13,088 1,274,027
Common Stocks
Shares Value ($)
SWEDEN
Household Durables 0.0%
†
Electrolux AB
, Class B
(a) 17,058 247,137
Household Products 0.1%
Essity AB
, Class B
43,710 1,111,074
Industrial Conglomerates 0.1%
Investment AB Latour
, Class B
11,742 292,272
Lifco AB
, Class B
17,828 347,115
639,387
Machinery 1.0%
Alfa Laval AB 22,132 665,174
Atlas Copco AB
, Class A
196,024 2,291,554
Atlas Copco AB
, Class B
112,952 1,172,139
Epiroc AB
, Class A
(a) 47,271 840,916
Epiroc AB
, Class B
26,421 419,461
Husqvarna AB
, Class B
28,576 228,037
Indutrade AB 19,551 459,675
Sandvik AB 76,320 1,405,249
SKF AB
, Class B
26,185 442,524
Volvo AB
, Class A
15,063 280,423
Volvo AB
, Class B
108,016 1,936,294
10,141,446
Metals & Mining 0.1%
Boliden AB 19,860 661,043
Paper & Forest Products 0.1%
Holmen AB
, Class B
6,715 276,481
Svenska Cellulosa AB SCA
,
Class B
43,316 634,194
910,675
Real Estate Management & Development 0.1%
Fastighets AB Balder
, Class B
* 47,724 307,332
Sagax AB
, Class B
13,624 350,377
657,709
Specialty Retail 0.1%
H & M Hennes & Mauritz AB
,
Class B
(a) 50,965 650,337
Tobacco 0.1%
Swedish Match AB 112,827 1,181,956
Wireless Telecommunication Services 0.0%
†
Tele2 AB
, Class B
40,630 464,447
34,782,322
SWITZERLAND 6.1%
Building Products 0.1%
Geberit AG (Registered) 2,614 1,378,428
Capital Markets 0.8%
Credit Suisse Group AG
(Registered) 193,607 1,129,994
Julius Baer Group Ltd. 15,810 819,847
Partners Group Holding AG 1,605 1,748,084
UBS Group AG (Registered) 253,613 4,153,641
7,851,566
Chemicals 0.5%
Clariant AG (Registered)* 15,455 289,650
EMS- Chemie Holding AG
(Registered) 532 422,793
Givaudan SA (Registered) 659 2,306,813

Nationwide International Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
SWITZERLAND
Chemicals
Sika AG (Registered) 10,413 2,577,034
5,596,290
Construction Materials 0.2%
Holcim AG* 39,679 1,859,904
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 1,861 1,006,564
Electrical Equipment 0.3%
ABB Ltd. (Registered) 119,101 3,623,985
Food Products 0.2%
Barry Callebaut AG
(Registered) 251 556,616
Chocoladefabriken Lindt &
Spruengli AG 79 871,608
Chocoladefabriken Lindt &
Spruengli AG (Registered) 8 922,409
2,350,633
Health Care Equipment & Supplies 0.5%
Alcon, Inc. 35,683 2,805,950
Sonova Holding AG
(Registered) 3,914 1,411,601
Straumann Holding AG
(Registered) 7,978 1,080,464
5,298,015
Insurance 0.6%
Baloise Holding AG
(Registered) 3,195 508,673
Swiss Life Holding AG
(Registered) 2,309 1,226,432
Zurich Insurance Group AG 10,858 4,739,645
6,474,750
Life Sciences Tools & Services 0.3%
Bachem Holding AG
(Registered)
, Class B
2,370 159,881
Lonza Group AG
(Registered) 5,404 3,293,422
3,453,303
Machinery 0.1%
Schindler Holding AG 2,818 550,444
Schindler Holding AG
(Registered) 1,680 318,169
VAT Group AG Reg. S(b) 1,900 552,424
1,421,037
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 3,916 1,054,558
Pharmaceuticals 1.4%
Novartis AG (Registered) 157,827 13,564,522
Vifor Pharma AG 3,505 613,528
14,178,050
Professional Services 0.2%
Adecco Group AG
(Registered) 12,207 431,205
SGS SA (Registered) 456 1,113,563
1,544,768
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 5,437 494,681
Common Stocks
Shares Value ($)
SWITZERLAND
Software 0.0%
†
Temenos AG (Registered) 4,479 355,741
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 12,284 691,982
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 37,560 4,544,282
Swatch Group AG (The) 2,042 546,197
Swatch Group AG (The)
(Registered) 3,860 193,064
5,283,543
63,917,798
UNITED KINGDOM 12.1%
Aerospace & Defense 0.3%
BAE Systems plc 225,672 2,122,108
Rolls-Royce Holdings plc* 632,853 691,410
2,813,518
Banks 1.6%
Barclays plc 1,196,612 2,301,841
HSBC Holdings plc 1,459,498 9,153,000
Lloyds Banking Group plc 5,070,412 2,812,095
NatWest Group plc 411,891 1,250,247
Standard Chartered plc 190,673 1,315,666
16,832,849
Beverages 0.8%
Coca-Cola Europacific
Partners plc 14,484 783,874
Diageo plc 166,192 7,899,184
8,683,058
Capital Markets 0.5%
3i Group plc 70,470 1,092,724
abrdn plc 152,351 309,884
Hargreaves Lansdown plc 27,882 289,392
London Stock Exchange
Group plc 23,964 2,338,699
Schroders plc 9,402 341,029
St James's Place plc 40,783 612,346
4,984,074
Chemicals 0.1%
Croda International plc 9,984 911,853
Johnson Matthey plc 14,637 382,524
1,294,377
Commercial Services & Supplies 0.1%
Rentokil Initial plc(a) 132,150 873,981
Diversified Financial Services 0.0%
†
M&G plc 181,644 474,052
Diversified Telecommunication Services 0.1%
BT Group plc 497,371 981,777
Electric Utilities 0.2%
SSE plc(a) 77,818 1,674,235
Electronic Equipment, Instruments & Components 0.1%
Halma plc 26,964 759,420
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 61,326 368,555
Land Securities Group plc 50,512 452,070

44 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Equity Real Estate Investment Trusts (REITs)
Segro plc 87,569 1,173,453
1,994,078
Food & Staples Retailing 0.2%
J Sainsbury plc 128,300 345,976
Ocado Group plc* 41,998 431,180
Tesco plc 544,503 1,744,511
2,521,667
Food Products 0.0%
†
Associated British Foods plc 26,944 551,046
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 63,099 807,899
Hotels, Restaurants & Leisure 0.5%
Compass Group plc 129,610 3,042,066
Entain plc* 41,410 608,865
InterContinental Hotels
Group plc 12,969 770,684
Whitbread plc 13,888 441,276
4,862,891
Household Durables 0.2%
Barratt Developments plc 77,018 471,557
Berkeley Group Holdings
plc* 7,672 396,964
Persimmon plc 22,189 510,461
Taylor Wimpey plc 275,755 428,084
1,807,066
Household Products 0.4%
Reckitt Benckiser Group plc 51,660 4,193,791
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd. 195,886 1,301,546
DCC plc 6,703 437,802
Melrose Industries plc 328,926 648,202
Smiths Group plc 27,963 527,726
2,915,276
Insurance 0.3%
Admiral Group plc 12,790 299,045
Aviva plc 200,204 971,416
Legal & General Group plc 434,720 1,387,081
Phoenix Group Holdings plc 56,225 442,854
3,100,396
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 67,703 522,229
Internet & Direct Marketing Retail 0.0%
†
Just Eat Takeaway.com NV
Reg. S*(a)(b) 13,355 246,397
Machinery 0.2%
CNH Industrial NV 73,073 939,838
Spirax-Sarco Engineering plc 5,232 763,959
1,703,797
Media 0.2%
Informa plc* 106,331 772,237
Pearson plc 48,782 450,012
WPP plc 80,180 865,033
2,087,282
Multiline Retail 0.1%
Next plc 9,361 780,005
Common Stocks
Shares Value ($)
UNITED KINGDOM
Multi-Utilities 0.3%
National Grid plc 261,719 3,612,889
Oil, Gas & Consumable Fuels 0.6%
BP plc 1,406,828 6,890,940
Personal Products 1.0%
Haleon plc* 364,383 1,294,849
Unilever plc 184,603 9,001,686
10,296,535
Pharmaceuticals 1.4%
AstraZeneca plc 111,613 14,671,526
Professional Services 0.7%
Experian plc 65,707 2,302,221
Intertek Group plc 11,335 605,549
RELX plc 139,920 4,153,533
7,061,303
Software 0.1%
AVEVA Group plc 9,111 263,457
Sage Group plc (The) 74,649 643,206
906,663
Specialty Retail 0.1%
JD Sports Fashion plc 174,292 276,554
Kingfisher plc 143,269 453,972
730,526
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 27,942 613,555
Tobacco 0.7%
British American Tobacco plc 157,246 6,180,132
Imperial Brands plc 64,361 1,415,650
7,595,782
Trading Companies & Distributors 0.2%
Ashtead Group plc 31,482 1,775,140
Bunzl plc 24,010 900,734
2,675,874
Water Utilities 0.1%
Severn Trent plc 17,523 629,327
United Utilities Group plc 48,985 651,213
1,280,540
Wireless Telecommunication Services 0.3%
Vodafone Group plc 1,949,141 2,875,653
126,676,947
UNITED STATES 5.9%
Automobiles 0.2%
Stellantis NV 156,964 2,254,863
2,254,863
Construction Materials 0.1%
James Hardie Industries plc
CHDI 31,491 778,824
Electrical Equipment 0.5%
Schneider Electric SE 39,023 5,412,620
Energy Equipment & Services 0.0%
†
Tenaris SA 34,397 482,256
Food Products 2.4%
Nestle SA (Registered) 202,779 24,905,567
Insurance 0.1%
Swiss Re AG 22,022 1,656,828

Nationwide International Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services 0.1%
QIAGEN NV* 16,167 807,670
Pharmaceuticals 2.3%
GSK plc 293,422 6,181,553
Roche Holding AG 52,518 17,584,451
23,766,004
Software 0.0%
†
CyberArk Software Ltd.* 2,767 360,070
Sinch AB Reg. S*(a)(b) 38,381 97,417
457,487
Trading Companies & Distributors 0.2%
Ferguson plc 15,684 1,975,047
62,497,166
Total Common Stocks
(cost $769,016,493) 1,035,761,009
Repurchase Agreement 0.3%
Principal
Amount ($)
CF Secured, LLC, 2.24%,
dated 7/29/2022, due
8/1/2022, repurchase
price $2,993,366,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$3,053,233.(c) 2,992,807 2,992,807
Total Repurchase Agreement
(cost $2,992,807) 2,992,807
Total Investments
(cost $772,009,300) — 98.8% 1,038,753,816
Other assets in excess of liabilities — 1.2% 12,376,270
NET ASSETS — 100.0%
$ 1,051,130,086
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $20,767,539, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,992,807 and by $19,190,806 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
9/1/2022 – 5/15/2052, a total value of $22,183,613.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2022 was
$16,474,828 which represents 1.57% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $2,992,807.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

46 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Index Fund
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 86 9/2022 EUR 3,253,921 162,583
FTSE 100 Index 27 9/2022 GBP 2,425,766 62,538
Nikkei 225 Index 19 9/2022 JPY 1,977,653 61,697
SPI 200 Index 10 9/2022 AUD 1,198,271 45,817
Net contracts 332,635
As of July 31, 2022, the Fund had $623,025 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

Nationwide International Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 47
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

48 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 13,570,867 $ – $ 13,570,867
Air Freight & Logistics – 5,952,681 – 5,952,681
Airlines – 1,246,457 – 1,246,457
Auto Components – 6,819,082 – 6,819,082
Automobiles – 32,515,733 – 32,515,733
Banks – 90,564,437 – 90,564,437
Beverages 783,874 22,153,186 – 22,937,060
Biotechnology 65,668 10,535,780 – 10,601,448
Building Products – 11,584,107 – 11,584,107
Capital Markets 172,307 28,528,702 – 28,701,009
Chemicals – 32,632,518 – 32,632,518
Commercial Services & Supplies – 3,612,531 – 3,612,531
Communications Equipment – 3,675,581 – 3,675,581
Construction & Engineering – 7,915,034 – 7,915,034
Construction Materials – 5,270,475 – 5,270,475
Containers & Packaging – 628,050 – 628,050
Distributors – 291,463 – 291,463
Diversified Consumer Services – 320,535 – 320,535
Diversified Financial Services 303,193 8,112,094 – 8,415,287
Diversified Telecommunication Services – 20,136,256 – 20,136,256
Electric Utilities – 19,967,564 – 19,967,564
Electrical Equipment – 18,124,906 – 18,124,906
Electronic Equipment, Instruments &
Components – 15,693,441 – 15,693,441
Energy Equipment & Services – 482,256 – 482,256
Entertainment 1,958,753 8,057,400 – 10,016,153
Equity Real Estate Investment Trusts
(REITs) – 14,437,853 – 14,437,853
Food & Staples Retailing – 14,506,206 – 14,506,206
Food Products – 37,167,159 – 37,167,159
Gas Utilities – 3,908,198 – 3,908,198
Health Care Equipment & Supplies – 20,700,433 – 20,700,433
Health Care Providers & Services – 3,030,473 – 3,030,473
Health Care Technology – 1,109,728 – 1,109,728
Hotels, Restaurants & Leisure – 14,374,807 – 14,374,807
Household Durables – 13,028,716 – 13,028,716
Household Products – 7,611,137 – 7,611,137
Independent Power and Renewable
Electricity Producers – 2,797,350 – 2,797,350
Industrial Conglomerates 737,165 14,941,964 – 15,679,129
Insurance – 50,479,643 – 50,479,643
Interactive Media & Services – 2,573,546 – 2,573,546
Internet & Direct Marketing Retail – 5,717,434 – 5,717,434
IT Services 251,381 16,063,221 – 16,314,602
Leisure Products – 2,461,215 – 2,461,215
Life Sciences Tools & Services – 5,802,787 – 5,802,787
Machinery 96,296 30,536,415 – 30,632,711
Marine 299,069 4,553,857 – 4,852,926
Media – 4,528,074 – 4,528,074
Metals & Mining – 34,030,641 – 34,030,641
Multiline Retail – 3,858,889 – 3,858,889
Multi-Utilities – 7,839,936 – 7,839,936
Oil, Gas & Consumable Fuels 654,978 46,403,450 – 47,058,428
Paper & Forest Products – 3,641,511 – 3,641,511
Personal Products 1,294,849 19,454,658 – 20,749,507
Pharmaceuticals 727,072 97,172,600 – 97,899,672
Professional Services – 17,604,856 – 17,604,856
Real Estate Management & Development 332,826 15,323,177 – 15,656,003

Nationwide International Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 49
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Road & Rail $ 241,915 $ 6,780,201 $ – $ 7,022,116
Semiconductors & Semiconductor
Equipment – 30,128,572 – 30,128,572
Software 1,272,641 13,371,688 – 14,644,329
Specialty Retail – 7,227,808 – 7,227,808
Technology Hardware, Storage &
Peripherals – 4,860,968 – 4,860,968
Textiles, Apparel & Luxury Goods – 33,136,422 – 33,136,422
Tobacco – 10,348,451 – 10,348,451
Trading Companies & Distributors 456,450 16,608,394 – 17,064,844
Transportation Infrastructure – 5,123,546 – 5,123,546
Water Utilities – 1,280,540 – 1,280,540
Wireless Telecommunication Services – 13,194,912 – 13,194,912
Total Common Stocks $ 9,648,437 $ 1,026,112,572 $ – $ 1,035,761,009
Futures Contracts 332,635 – – 332,635
Repurchase Agreement – 2,992,807 – 2,992,807
Total $ 9,981,072 $ 1,029,105,379 $ – $ 1,039,086,451
As of July 31, 2022, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

50 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide International Index Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 332,635
Total $ 332,635
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Mid Cap Market Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 51
Common Stocks 99.6%
Shares Value ($)
Aerospace & Defense 1.3%
Axon Enterprise, Inc.* 23,609 2,601,476
Curtiss-Wright Corp. 12,768 1,831,442
Hexcel Corp. 27,945 1,690,952
Mercury Systems, Inc.* 19,154 1,130,277
Woodward, Inc. 20,163 2,111,066
9,365,213
Air Freight & Logistics 0.2%
GXO Logistics, Inc.* 33,987 1,631,376
Airlines 0.1%
JetBlue Airways Corp.* 108,305 911,928
Auto Components 1.5%
Adient plc* 31,552 1,065,826
Dana, Inc. 47,976 804,078
Fox Factory Holding Corp.* 14,013 1,326,471
Gentex Corp. 78,032 2,202,063
Goodyear Tire & Rubber Co.
(The)* 93,171 1,144,140
Lear Corp. 19,874 3,003,756
Visteon Corp.* 9,272 1,182,922
10,729,256
Automobiles 0.5%
Harley-Davidson, Inc. 48,947 1,850,686
Thor Industries, Inc.(a) 18,248 1,538,854
3,389,540
Banks 6.9%
Associated Banc-Corp.(a) 50,527 1,015,593
Bank of Hawaii Corp. 13,377 1,071,631
Bank OZK(a) 37,499 1,503,710
Cadence Bank(a) 60,242 1,572,316
Cathay General Bancorp 25,045 1,044,377
Commerce Bancshares, Inc.
(a) 36,528 2,538,331
Cullen/Frost Bankers, Inc. 18,976 2,474,470
East West Bancorp, Inc. 47,180 3,386,580
First Financial Bankshares ,
Inc.(a) 42,705 1,886,707
First Horizon Corp. 177,831 3,976,301
FNB Corp. 113,133 1,353,071
Fulton Financial Corp. 55,507 926,412
Glacier Bancorp, Inc. 36,122 1,809,351
Hancock Whitney Corp. 28,921 1,411,634
Home BancShares , Inc.(a) 62,833 1,482,859
International Bancshares Corp. 17,719 777,155
Old National Bancorp 96,984 1,688,491
PacWest Bancorp 39,006 1,093,338
Pinnacle Financial Partners,
Inc. 25,396 2,008,824
Prosperity Bancshares, Inc. 30,671 2,272,414
Synovus Financial Corp. 48,329 1,951,525
Texas Capital Bancshares,
Inc.* 17,085 1,001,523
UMB Financial Corp. 14,354 1,299,037
Umpqua Holdings Corp. 72,125 1,270,121
United Bankshares , Inc.(a) 44,801 1,735,591
Valley National Bancorp 140,378 1,641,019
Washington Federal, Inc. 22,017 751,440
Webster Financial Corp. 59,451 2,761,499
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 19,976 1,718,735
49,424,055
Beverages 0.3%
Boston Beer Co., Inc. (The),
Class A*(a) 3,105 1,181,235
Coca-Cola Consolidated, Inc. 1,520 779,760
1,960,995
Biotechnology 1.7%
Arrowhead Pharmaceuticals,
Inc.* 35,113 1,493,356
Exelixis , Inc.* 106,637 2,230,846
Halozyme Therapeutics, Inc.* 45,864 2,242,750
Neurocrine Biosciences,
Inc.*(a) 31,777 2,991,169
United Therapeutics Corp.* 15,061 3,480,145
12,438,266
Building Products 2.6%
Builders FirstSource , Inc.* 57,439 3,905,852
Carlisle Cos., Inc. 17,188 5,089,367
Lennox International, Inc. 10,984 2,630,998
Owens Corning 32,276 2,993,276
Simpson Manufacturing Co.,
Inc. 14,457 1,493,119
Trex Co., Inc.* 37,635 2,428,210
18,540,822
Capital Markets 1.9%
Affiliated Managers Group, Inc. 12,845 1,623,351
Evercore , Inc., Class A 13,482 1,347,796
Federated Hermes, Inc., Class
B 30,444 1,038,445
Interactive Brokers Group,
Inc., Class A 29,101 1,707,938
Janus Henderson Group plc(a) 55,486 1,429,874
Jefferies Financial Group, Inc. 63,762 2,076,728
SEI Investments Co. 34,684 1,920,106
Stifel Financial Corp. 35,434 2,119,308
13,263,546
Chemicals 2.7%
Ashland Global Holdings, Inc.
(a) 16,862 1,694,125
Avient Corp. 30,462 1,314,435
Cabot Corp.(a) 18,855 1,400,172
Chemours Co. (The) 51,634 1,837,654
Ingevity Corp.*(a) 12,776 857,270
Minerals Technologies, Inc. 11,087 740,722
NewMarket Corp. 2,286 710,489
Olin Corp. 46,143 2,411,895
RPM International, Inc. 43,054 3,892,081
Scotts Miracle- Gro Co. (The)
(a) 13,526 1,203,138
Sensient Technologies Corp. 13,995 1,203,290
Valvoline, Inc. 59,003 1,901,077
19,166,348
Commercial Services & Supplies 1.5%
Brink's Co. (The) 15,617 889,232
Clean Harbors, Inc.* 16,677 1,627,508
IAA, Inc.* 44,340 1,672,948

52 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
MillerKnoll , Inc. 25,084 755,279
MSA Safety, Inc. 12,140 1,558,048
Stericycle, Inc.* 30,586 1,433,566
Tetra Tech, Inc. 17,848 2,735,563
10,672,144
Communications Equipment 0.9%
Calix, Inc.* 18,771 1,070,698
Ciena Corp.* 50,578 2,609,825
Lumentum Holdings, Inc.*(a) 22,941 2,075,243
Viasat , Inc.* 24,769 815,643
6,571,409
Construction & Engineering 1.8%
AECOM 47,054 3,387,888
Dycom Industries, Inc.*(a) 9,834 1,014,475
EMCOR Group, Inc. 17,003 1,978,639
Fluor Corp.*(a) 46,841 1,190,230
MasTec , Inc.* 18,979 1,498,013
MDU Resources Group, Inc. 67,985 1,942,331
Valmont Industries, Inc. 7,085 1,923,436
12,935,012
Construction Materials 0.2%
Eagle Materials, Inc. 13,152 1,663,070
Consumer Finance 0.5%
Bread Financial Holdings, Inc. 16,526 654,595
FirstCash Holdings, Inc. 13,220 968,497
Navient Corp.(a) 49,117 808,957
SLM Corp. 89,411 1,394,812
3,826,861
Containers & Packaging 0.9%
AptarGroup, Inc. 21,825 2,351,862
Greif, Inc., Class A 9,053 639,323
Silgan Holdings, Inc.(a) 27,938 1,243,241
Sonoco Products Co. 32,414 2,057,965
6,292,391
Diversified Consumer Services 1.1%
Graham Holdings Co., Class B 1,294 769,270
Grand Canyon Education,
Inc.* 10,734 1,031,215
H&R Block, Inc. 53,060 2,120,278
Service Corp. International 52,775 3,929,627
7,850,390
Diversified Financial Services 0.3%
Voya Financial, Inc. 33,934 2,041,469
Diversified Telecommunication Services 0.3%
Iridium Communications, Inc.* 42,508 1,900,533
Electric Utilities 1.4%
ALLETE, Inc. 18,927 1,174,799
Hawaiian Electric Industries,
Inc. 36,424 1,540,735
IDACORP, Inc. 16,827 1,879,912
OGE Energy Corp. 66,562 2,734,367
PNM Resources, Inc. 28,595 1,380,281
Portland General Electric Co. 29,589 1,519,099
10,229,193
Electrical Equipment 2.0%
Acuity Brands, Inc. 11,538 2,104,531
Common Stocks
Shares Value ($)
Electrical Equipment
EnerSys 13,817 910,679
Hubbell, Inc.(a) 17,841 3,907,536
nVent Electric plc 54,779 1,934,247
Regal Rexnord Corp. 22,277 2,991,801
Sunrun , Inc.*(a) 69,857 2,283,625
Vicor Corp.* 7,421 541,436
14,673,855
Electronic Equipment, Instruments & Components 3.4%
Arrow Electronics, Inc.* 21,955 2,813,972
Avnet, Inc. 32,442 1,552,999
Belden, Inc. 14,867 962,192
Cognex Corp. 57,763 2,944,758
II-VI, Inc.* 42,915 2,259,052
IPG Photonics Corp.* 11,543 1,230,253
Jabil, Inc. 46,950 2,786,013
Littelfuse , Inc. 8,225 2,293,706
National Instruments Corp. 43,909 1,668,542
Novanta , Inc.* 11,870 1,830,354
TD SYNNEX Corp. 13,700 1,375,754
Vishay Intertechnology , Inc. 43,822 905,363
Vontier Corp. 53,473 1,379,603
24,002,561
Energy Equipment & Services 0.5%
ChampionX Corp. 67,279 1,405,458
NOV, Inc. 130,901 2,436,068
3,841,526
Entertainment 0.1%
World Wrestling Entertainment,
Inc., Class A 14,577 1,010,332
Equity Real Estate Investment Trusts (REITs) 8.8%
American Campus
Communities, Inc. 46,374 3,029,150
Apartment Income REIT Corp. 52,288 2,370,738
Brixmor Property Group, Inc. 99,586 2,308,403
Corporate Office Properties
Trust 37,238 1,048,250
Cousins Properties, Inc. 49,584 1,529,666
Douglas Emmett, Inc. 58,474 1,382,325
EastGroup Properties, Inc. 13,857 2,363,173
EPR Properties 24,906 1,340,192
First Industrial Realty Trust,
Inc. 43,887 2,279,930
Healthcare Realty Trust, Inc. 126,148 3,311,385
Highwoods Properties, Inc. 34,924 1,242,247
Hudson Pacific Properties, Inc. 48,033 722,416
Independence Realty Trust,
Inc. 73,804 1,638,449
JBG SMITH Properties 36,109 918,613
Kilroy Realty Corp. 35,033 1,898,088
Kite Realty Group Trust 72,436 1,440,752
Lamar Advertising Co., Class A 28,946 2,925,283
Life Storage, Inc. 28,049 3,531,088
Macerich Co. (The) 70,930 752,567
Medical Properties Trust, Inc. 199,516 3,439,656
National Retail Properties, Inc. 58,485 2,784,471
National Storage Affiliates
Trust 27,976 1,534,204

Nationwide Mid Cap Market Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Omega Healthcare Investors,
Inc. 78,203 2,424,293
Park Hotels & Resorts, Inc. 77,471 1,207,773
Pebblebrook Hotel Trust 43,519 851,232
Physicians Realty Trust 74,825 1,329,640
PotlatchDeltic Corp. 22,882 1,121,904
Rayonier, Inc. 48,643 1,836,273
Rexford Industrial Realty, Inc. 54,865 3,588,720
Sabra Health Care REIT, Inc. 77,528 1,193,156
SL Green Realty Corp. 21,448 1,064,893
Spirit Realty Capital, Inc. 44,654 1,979,958
STORE Capital Corp. 83,953 2,436,316
62,825,204
Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings,
Inc.* 44,882 3,038,512
Casey's General Stores, Inc. 12,339 2,500,498
Grocery Outlet Holding Corp.* 29,343 1,253,533
Performance Food Group Co.* 51,534 2,561,755
Sprouts Farmers Market, Inc.* 36,408 1,006,317
10,360,615
Food Products 1.6%
Darling Ingredients, Inc.* 53,699 3,720,267
Flowers Foods, Inc. 66,265 1,882,589
Hain Celestial Group, Inc.
(The)* 29,852 679,133
Ingredion, Inc. 22,071 2,008,019
Lancaster Colony Corp.(a) 6,601 873,840
Pilgrim's Pride Corp.* 16,345 512,743
Post Holdings, Inc.* 18,561 1,613,693
11,290,284
Gas Utilities 1.6%
National Fuel Gas Co.(a) 30,450 2,202,753
New Jersey Resources Corp.
(a) 32,161 1,485,516
ONE Gas, Inc. 17,970 1,526,372
Southwest Gas Holdings, Inc. 22,226 1,932,773
Spire, Inc. 17,405 1,309,552
UGI Corp. 69,817 3,013,302
11,470,268
Health Care Equipment & Supplies 3.5%
Enovis Corp.*(a) 15,612 932,349
Envista Holdings Corp.* 54,066 2,197,783
Globus Medical, Inc., Class
A*(a) 26,364 1,547,303
Haemonetics Corp.* 17,036 1,183,832
ICU Medical, Inc.* 6,714 1,189,519
Inari Medical, Inc.*(a) 11,292 876,033
Integra LifeSciences Holdings
Corp.* 23,745 1,306,925
LivaNova plc* 17,608 1,121,101
Masimo Corp.* 16,977 2,454,535
Neogen Corp.* 35,876 829,812
NuVasive , Inc.* 17,225 904,657
Omnicell , Inc.* 14,638 1,611,936
Penumbra, Inc.* 11,842 1,650,538
QuidelOrtho Corp.* 16,693 1,703,354
Shockwave Medical, Inc.* 11,900 2,510,067
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
STAAR Surgical Co.* 16,026 1,293,298
Tandem Diabetes Care, Inc.* 21,461 1,420,933
24,733,975
Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.* 30,098 2,495,425
Amedisys , Inc.*(a) 10,836 1,298,695
Chemed Corp.(a) 4,976 2,393,904
Encompass Health Corp. 33,158 1,678,458
HealthEquity , Inc.*(a) 28,115 1,635,449
LHC Group, Inc.* 10,296 1,678,866
Option Care Health, Inc.* 46,094 1,548,758
Patterson Cos., Inc. 28,890 897,323
Progyny , Inc.* 23,886 729,240
R1 RCM, Inc.* 44,465 1,111,625
Tenet Healthcare Corp.* 35,815 2,368,088
17,835,831
Hotels, Restaurants & Leisure 2.5%
Boyd Gaming Corp.(a) 26,566 1,474,679
Choice Hotels International,
Inc. 10,940 1,322,318
Churchill Downs, Inc. 11,378 2,387,104
Cracker Barrel Old Country
Store, Inc. 7,824 743,828
Light & Wonder, Inc.* 31,724 1,616,020
Marriott Vacations Worldwide
Corp. 13,760 1,884,019
Papa John's International, Inc. 10,707 1,026,694
Texas Roadhouse, Inc. 22,640 1,974,661
Travel + Leisure Co. 28,281 1,219,194
Wendy's Co. (The) 56,924 1,197,112
Wingstop , Inc. 9,909 1,250,318
Wyndham Hotels & Resorts,
Inc. 30,493 2,116,519
18,212,466
Household Durables 1.5%
Helen of Troy Ltd.* 7,913 1,058,680
KB Home 28,989 946,201
Leggett & Platt, Inc.(a) 44,405 1,760,214
Taylor Morrison Home Corp.,
Class A* 39,734 1,140,366
Tempur Sealy International,
Inc. 58,301 1,602,112
Toll Brothers, Inc. 36,659 1,802,890
TopBuild Corp.*(a) 10,852 2,297,585
10,608,048
Household Products 0.1%
Energizer Holdings, Inc. 22,230 656,452
Independent Power and Renewable Electricity Producers
0.2%
Ormat Technologies, Inc.(a) 14,808 1,281,484
Insurance 4.0%
Alleghany Corp.* 4,473 3,746,048
American Financial Group, Inc. 22,069 2,950,184
Brighthouse Financial, Inc.* 24,874 1,080,029
CNO Financial Group, Inc. 38,338 718,838
First American Financial Corp. 35,709 2,071,122

54 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Insurance
Hanover Insurance Group, Inc.
(The) 11,859 1,618,398
Kemper Corp. 19,932 932,818
Kinsale Capital Group, Inc. 7,142 1,737,006
Mercury General Corp.(a) 8,950 375,273
Old Republic International
Corp. 95,327 2,218,259
Primerica, Inc. 12,780 1,644,658
Reinsurance Group of
America, Inc. 22,272 2,578,652
RenaissanceRe Holdings Ltd. 14,695 1,900,210
RLI Corp. 13,267 1,459,105
Selective Insurance Group,
Inc. 20,066 1,562,339
Unum Group 66,858 2,152,159
28,745,098
Interactive Media & Services 0.3%
TripAdvisor, Inc.*(a) 33,647 639,630
Ziff Davis, Inc.* 15,708 1,286,328
1,925,958
IT Services 1.9%
Concentrix Corp. 14,304 1,913,303
Euronet Worldwide, Inc.*(a) 16,789 1,649,855
Genpact Ltd. 56,632 2,722,867
Kyndryl Holdings, Inc.* 61,209 640,858
Maximus, Inc. 20,278 1,355,584
Sabre Corp.* 110,624 680,338
Western Union Co. (The)(a) 128,345 2,184,432
WEX, Inc.* 14,958 2,486,169
13,633,406
Leisure Products 1.3%
Brunswick Corp.(a) 25,109 2,011,733
Callaway Golf Co.* 38,503 883,644
Mattel, Inc.*(a) 117,194 2,718,901
Polaris, Inc. 18,594 2,180,704
YETI Holdings, Inc.* 28,615 1,452,784
9,247,766
Life Sciences Tools & Services 1.7%
Azenta , Inc.(a) 24,967 1,704,248
Bruker Corp. 33,155 2,272,775
Medpace Holdings, Inc.* 8,949 1,517,124
Repligen Corp.* 17,140 3,656,990
Sotera Health Co.* 32,875 631,200
Syneos Health, Inc.* 34,200 2,706,588
12,488,925
Machinery 4.3%
AGCO Corp. 20,267 2,207,482
Chart Industries, Inc.* 11,920 2,325,473
Crane Holdings Co. 15,824 1,565,468
Donaldson Co., Inc. 41,115 2,237,067
Esab Corp. 15,086 621,845
Flowserve Corp.(a) 43,372 1,467,708
Graco , Inc. 56,263 3,778,623
ITT, Inc. 27,761 2,082,908
Kennametal, Inc. 27,343 734,160
Lincoln Electric Holdings, Inc. 19,316 2,732,055
Middleby Corp. (The)*(a) 18,083 2,616,429
Oshkosh Corp.(a) 21,966 1,891,273
Common Stocks
Shares Value ($)
Machinery
Terex Corp. 23,220 778,102
Timken Co. (The) 22,404 1,464,774
Toro Co. (The) 34,756 2,988,668
Watts Water Technologies,
Inc., Class A 9,175 1,267,343
30,759,378
Marine 0.2%
Kirby Corp.* 20,192 1,280,980
Media 0.9%
Cable One, Inc. 1,634 2,249,495
John Wiley & Sons, Inc., Class
A 14,477 755,989
New York Times Co. (The),
Class A 55,647 1,777,921
TEGNA, Inc. 73,721 1,543,718
6,327,123
Metals & Mining 3.0%
Alcoa Corp. 61,324 3,120,778
Cleveland-Cliffs, Inc.*(a) 158,812 2,812,561
Commercial Metals Co.(a) 40,443 1,602,352
MP Materials Corp.*(a) 24,841 833,912
Reliance Steel & Aluminum
Co. 20,596 3,918,389
Royal Gold, Inc. 21,841 2,288,282
Steel Dynamics, Inc. 59,597 4,641,414
United States Steel Corp.(a) 87,074 2,059,300
Worthington Industries, Inc. 10,613 543,492
21,820,480
Multiline Retail 0.7%
Kohl's Corp. 42,707 1,244,482
Macy's, Inc.(a) 94,607 1,669,813
Nordstrom, Inc.(a) 36,921 868,013
Ollie's Bargain Outlet
Holdings, Inc.*(a) 19,363 1,141,449
4,923,757
Multi-Utilities 0.4%
Black Hills Corp.(a) 21,555 1,664,046
NorthWestern Corp.(a) 17,966 996,215
2,660,261
Oil, Gas & Consumable Fuels 4.0%
Antero Midstream Corp.(a) 108,109 1,087,576
CNX Resources Corp.* 64,781 1,118,768
DT Midstream, Inc. 32,221 1,773,122
EQT Corp. 98,288 4,327,621
Equitrans Midstream Corp. 134,399 1,055,032
HF Sinclair Corp. 49,726 2,377,897
Matador Resources Co. 36,979 2,136,646
Murphy Oil Corp. 48,864 1,717,081
PDC Energy, Inc.(a) 31,727 2,084,147
Range Resources Corp.*(a) 86,175 2,849,807
Southwestern Energy Co.* 370,514 2,615,829
Targa Resources Corp. 75,799 5,238,469
28,381,995
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 27,273 1,735,381

Nationwide Mid Cap Market Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Personal Products 0.3%
BellRing Brands, Inc.* 36,815 888,714
Coty, Inc., Class A* 114,500 838,140
Nu Skin Enterprises, Inc.,
Class A(a) 16,983 738,930
2,465,784
Pharmaceuticals 0.7%
Jazz Pharmaceuticals plc* 20,719 3,233,407
Perrigo Co. plc 44,540 1,864,890
5,098,297
Professional Services 1.8%
ASGN, Inc.* 16,928 1,756,449
CACI International, Inc., Class
A* 7,784 2,353,025
FTI Consulting, Inc.* 11,416 1,867,201
Insperity , Inc. 11,946 1,310,954
KBR, Inc. 46,255 2,462,154
ManpowerGroup , Inc. 17,516 1,373,430
Science Applications
International Corp. 18,558 1,797,713
12,920,926
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.* 16,246 3,097,625
Road & Rail 1.9%
Avis Budget Group, Inc.*(a) 11,398 2,074,778
Knight-Swift Transportation
Holdings, Inc. 54,382 2,988,291
Landstar System, Inc. 12,415 1,943,940
Ryder System, Inc. 16,984 1,330,187
Saia, Inc.*(a) 8,780 2,088,323
Werner Enterprises, Inc. 19,975 878,101
XPO Logistics, Inc.* 32,846 1,962,220
13,265,840
Semiconductors & Semiconductor Equipment 3.3%
Amkor Technology, Inc.(a) 33,779 681,322
Cirrus Logic, Inc.* 19,065 1,629,295
First Solar, Inc.*(a) 32,971 3,269,734
Lattice Semiconductor Corp.* 45,752 2,813,748
MKS Instruments, Inc. 18,505 2,187,291
Power Integrations, Inc. 19,365 1,646,219
Semtech Corp.* 21,079 1,313,854
Silicon Laboratories, Inc.* 12,149 1,791,735
SiTime Corp.* 5,171 961,703
SunPower Corp.*(a) 27,978 569,912
Synaptics , Inc.* 13,168 1,908,702
Universal Display Corp. 14,442 1,667,473
Wolfspeed , Inc.*(a) 41,105 3,424,046
23,865,034
Software 3.0%
ACI Worldwide, Inc.* 38,123 1,087,649
Aspen Technology, Inc.* 9,347 1,907,629
Blackbaud , Inc.* 15,124 927,404
CommVault Systems, Inc.* 15,112 847,632
Envestnet , Inc.*(a) 12,673 738,456
Fair Isaac Corp.* 8,622 3,983,623
Manhattan Associates, Inc.* 20,993 2,953,085
NCR Corp.*(a) 46,050 1,494,322
Paylocity Holding Corp.*(a) 13,201 2,718,482
Common Stocks
Shares Value ($)
Software
Qualys , Inc.* 11,125 1,360,810
Sailpoint Technologies
Holdings, Inc.* 31,344 1,998,807
Teradata Corp.* 35,301 1,351,675
21,369,574
Specialty Retail 2.9%
American Eagle Outfitters, Inc.
(a) 51,017 614,245
AutoNation, Inc.* 11,816 1,403,032
Dick's Sporting Goods, Inc.(a) 19,280 1,804,415
Five Below, Inc.*(a) 18,515 2,352,701
Foot Locker, Inc.(a) 27,765 787,693
GameStop Corp., Class A*(a) 82,232 2,796,710
Gap, Inc. (The) 69,664 670,168
Lithia Motors, Inc., Class A 9,620 2,551,993
Murphy USA, Inc.(a) 7,403 2,105,117
RH*(a) 5,840 1,631,871
Victoria's Secret & Co.* 22,557 833,707
Williams-Sonoma, Inc.(a) 23,283 3,362,531
20,914,183
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp. 39,292 673,072
Textiles, Apparel & Luxury Goods 1.8%
Capri Holdings Ltd.* 49,131 2,391,697
Carter's, Inc. 13,382 1,090,365
Columbia Sportswear Co. 11,066 818,995
Crocs, Inc.* 20,450 1,465,038
Deckers Outdoor Corp.* 9,060 2,837,683
Hanesbrands, Inc.(a) 116,219 1,299,328
Skechers USA, Inc., Class A* 44,901 1,704,442
Under Armour , Inc., Class A* 62,660 580,232
Under Armour , Inc., Class C* 67,327 556,121
12,743,901
Thrifts & Mortgage Finance 0.6%
Essent Group Ltd. 35,774 1,493,922
MGIC Investment Corp. 102,825 1,453,946
New York Community
Bancorp, Inc.(a) 155,934 1,656,019
4,603,887
Trading Companies & Distributors 1.0%
GATX Corp. 11,820 1,184,955
MSC Industrial Direct Co., Inc.,
Class A 15,695 1,297,349
Univar Solutions, Inc.* 56,205 1,519,783
Watsco , Inc.(a) 11,026 3,020,573
7,022,660
Water Utilities 0.6%
Essential Utilities, Inc. 76,549 3,975,955
Total Common Stocks
(cost $514,196,419) 713,553,964

56 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Mid Cap Market Index Fund
Repurchase Agreement 3.0%
Principal
Amount ($) Value ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $21,387,959,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$21,815,718.(b) 21,383,967 21,383,967
Total Repurchase Agreement
(cost $21,383,967) 21,383,967
Total Investments
(cost $535,580,386) — 102.6% 734,937,931
Liabilities in excess of other assets — (2.6)% (18,625,744)
NET ASSETS — 100.0%
$ 716,312,187
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2022. The total value of securities on loan as of
July 31, 2022 was $68,709,458, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $21,383,967 and by $48,327,811 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 9/1/2022 – 5/15/2052, a total value of $69,711,778.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $21,383,967.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 12 9/2022 USD 3,017,280 146,997
Net contracts 146,997
As of July 31, 2022, the Fund had $150,800 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Mid Cap Market Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 57
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

58 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Mid Cap Market Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 713,553,964 $ – $ – $ 713,553,964
Futures Contracts 146,997 – – 146,997
Repurchase Agreement – 21,383,967 – 21,383,967
Total $ 713,700,961 $ 21,383,967 $ – $ 735,084,928
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 146,997
Total $ 146,997
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide S&P 500 Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 59
He
Common Stocks 98.7%
Shares Value ($)
Aerospace & Defense 1.6%
Boeing Co. (The)* 18,477 2,943,571
General Dynamics Corp. 7,696 1,744,452
Howmet Aerospace, Inc. 12,965 481,390
Huntington Ingalls Industries,
Inc. 1,361 295,119
L3Harris Technologies, Inc. 6,447 1,547,087
Lockheed Martin Corp. 7,892 3,265,789
Northrop Grumman Corp. 4,913 2,352,836
Raytheon Technologies Corp. 49,658 4,628,622
Textron, Inc. 6,978 458,036
TransDigm Group, Inc.* 1,701 1,058,600
18,775,502
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc. 4,135 457,745
Expeditors International of
Washington, Inc. 5,567 591,494
FedEx Corp. 8,022 1,869,848
United Parcel Service, Inc.,
Class B 24,523 4,779,287
7,698,374
Airlines 0.2%
Alaska Air Group, Inc.* 4,421 195,983
American Airlines Group,
Inc.*(a) 21,153 290,008
Delta Air Lines, Inc.* 21,762 692,031
Southwest Airlines Co.* 19,773 753,747
United Airlines Holdings, Inc.* 10,890 400,207
2,331,976
Auto Components 0.1%
Aptiv plc* 9,149 959,638
BorgWarner, Inc. 7,778 299,142
1,258,780
Automobiles 2.4%
Ford Motor Co. 130,679 1,919,674
General Motors Co.* 48,683 1,765,246
Tesla, Inc.* 28,020 24,978,429
28,663,349
Banks 3.6%
Bank of America Corp. 238,469 8,062,637
Citigroup, Inc. 64,668 3,356,269
Citizens Financial Group, Inc. 16,501 626,543
Comerica, Inc. 4,158 323,368
Fifth Third Bancorp 22,721 775,240
First Republic Bank 6,101 992,694
Huntington Bancshares, Inc.
(a) 48,648 646,532
JPMorgan Chase & Co. 98,068 11,313,124
KeyCorp 30,302 554,526
M&T Bank Corp. 6,080 1,078,896
PNC Financial Services
Group, Inc. (The) 13,912 2,308,557
Regions Financial Corp. 30,565 647,367
Signature Bank 2,168 402,316
SVB Financial Group* 1,974 796,608
Truist Financial Corp. 44,325 2,237,083
US Bancorp 45,408 2,143,258
Wells Fargo & Co. 126,559 5,552,143
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 4,886 266,531
42,083,692
Beverages 1.8%
Brown-Forman Corp., Class B 6,145 456,082
Coca-Cola Co. (The) 130,271 8,359,490
Constellation Brands, Inc.,
Class A 5,488 1,351,749
Keurig Dr Pepper, Inc. 24,816 961,372
Molson Coors Beverage Co.,
Class B 6,173 368,837
Monster Beverage Corp.* 12,636 1,258,798
PepsiCo, Inc. 46,168 8,077,553
20,833,881
Biotechnology 2.0%
AbbVie, Inc. 59,004 8,467,664
Amgen, Inc. 17,837 4,414,122
Biogen, Inc.* 4,822 1,037,019
Gilead Sciences, Inc. 42,082 2,514,400
Incyte Corp.* 6,374 495,132
Moderna, Inc.*(a) 11,544 1,894,255
Regeneron Pharmaceuticals,
Inc.* 3,598 2,092,921
Vertex Pharmaceuticals, Inc.* 8,503 2,384,326
23,299,839
Building Products 0.4%
A O Smith Corp. 4,623 292,497
Allegion plc 2,995 316,571
Carrier Global Corp. 28,395 1,150,849
Fortune Brands Home &
Security, Inc. 4,150 289,172
Johnson Controls International
plc 23,048 1,242,518
Masco Corp. 7,552 418,230
Trane Technologies plc 7,912 1,162,985
4,872,822
Capital Markets 2.9%
Ameriprise Financial, Inc. 3,648 984,668
Bank of New York Mellon
Corp. (The) 24,819 1,078,634
BlackRock, Inc. 4,755 3,181,951
Cboe Global Markets, Inc. 3,506 432,570
Charles Schwab Corp. (The) 50,164 3,463,824
CME Group, Inc. 12,001 2,393,959
FactSet Research Systems,
Inc. 1,270 545,694
Franklin Resources, Inc.(a) 8,863 243,289
Goldman Sachs Group, Inc.
(The) 11,442 3,814,648
Intercontinental Exchange, Inc. 18,491 1,885,897
Invesco Ltd. 11,488 203,797
MarketAxess Holdings, Inc. 1,251 338,746
Moody's Corp. 5,400 1,675,350
Morgan Stanley 46,654 3,932,932
MSCI, Inc. 2,747 1,322,241
Nasdaq, Inc. 3,745 677,471
Northern Trust Corp. 6,920 690,478
Raymond James Financial,
Inc. 6,542 644,191

60 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc. 11,577 4,363,719
State Street Corp. 12,333 876,136
T. Rowe Price Group, Inc.(a) 7,527 929,359
33,679,554
Chemicals 1.7%
Air Products & Chemicals, Inc. 7,440 1,846,831
Albemarle Corp. 3,940 962,581
Celanese Corp. 3,601 423,154
CF Industries Holdings, Inc. 7,002 668,621
Corteva, Inc. 24,164 1,390,638
Dow, Inc. 24,213 1,288,374
DuPont de Nemours, Inc. 17,124 1,048,503
Eastman Chemical Co. 4,227 405,496
Ecolab, Inc. 8,207 1,355,550
FMC Corp. 4,074 452,621
International Flavors &
Fragrances, Inc. 8,438 1,046,734
Linde plc 16,805 5,075,110
LyondellBasell Industries NV,
Class A 8,537 760,817
Mosaic Co. (The) 11,988 631,288
PPG Industries, Inc. 7,759 1,003,161
Sherwin-Williams Co. (The)(a) 8,022 1,940,843
20,300,322
Commercial Services & Supplies 0.5%
Cintas Corp. 2,945 1,253,068
Copart, Inc.* 7,112 911,047
Republic Services, Inc. 6,875 953,288
Rollins, Inc. 7,593 292,862
Waste Management, Inc. 12,863 2,116,735
5,527,000
Communications Equipment 0.8%
Arista Networks, Inc.* 7,508 875,658
Cisco Systems, Inc. 138,707 6,293,137
F5, Inc.* 2,045 342,251
Juniper Networks, Inc. 11,279 316,150
Motorola Solutions, Inc. 5,557 1,325,845
9,153,041
Construction & Engineering 0.1%
Quanta Services, Inc.(a) 4,773 662,158
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,055 723,524
Vulcan Materials Co. 4,381 724,311
1,447,835
Consumer Finance 0.5%
American Express Co. 20,414 3,144,164
Capital One Financial Corp. 13,223 1,452,282
Discover Financial Services 9,379 947,279
Synchrony Financial(a) 16,233 543,481
6,087,206
Containers & Packaging 0.3%
Amcor plc 49,014 634,731
Avery Dennison Corp. 2,823 537,669
Ball Corp. 10,875 798,442
International Paper Co. 12,041 514,994
Packaging Corp. of America 3,080 433,079
Sealed Air Corp. 4,677 285,858
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 8,296 351,419
3,556,192
Distributors 0.1%
Genuine Parts Co. 4,691 717,113
LKQ Corp. 8,492 465,701
Pool Corp. 1,364 487,903
1,670,717
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc.,
Class B* 60,408 18,158,645
Diversified Telecommunication Services 1.0%
AT&T, Inc.(a) 239,038 4,489,134
Lumen Technologies, Inc. 31,671 344,897
Verizon Communications, Inc. 140,225 6,476,993
11,311,024
Electric Utilities 1.9%
Alliant Energy Corp. 8,371 510,045
American Electric Power Co.,
Inc. 17,277 1,702,821
Constellation Energy Corp. 10,869 718,441
Duke Energy Corp. 25,567 2,810,580
Edison International 12,839 870,099
Entergy Corp. 6,862 790,022
Evergy, Inc. 7,572 516,865
Eversource Energy 11,481 1,012,854
Exelon Corp. 32,572 1,514,272
FirstEnergy Corp. 19,128 786,161
NextEra Energy, Inc. 65,584 5,541,192
NRG Energy, Inc.(a) 8,395 316,911
Pinnacle West Capital Corp. 3,789 278,378
PPL Corp. 24,230 704,608
Southern Co. (The) 35,687 2,743,974
Xcel Energy, Inc. 18,087 1,323,607
22,140,830
Electrical Equipment 0.5%
AMETEK, Inc. 7,562 933,907
Eaton Corp. plc 13,413 1,990,355
Emerson Electric Co. 19,897 1,792,123
Generac Holdings, Inc.*(a) 2,069 555,113
Rockwell Automation, Inc. 3,919 1,000,442
6,271,940
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 20,129 1,552,550
CDW Corp. 4,513 819,245
Corning, Inc.(a) 25,806 948,628
Keysight Technologies, Inc.* 5,966 970,072
TE Connectivity Ltd. 10,837 1,449,232
Teledyne Technologies, Inc.* 1,577 617,238
Trimble, Inc.* 8,611 597,862
Zebra Technologies Corp.,
Class A* 1,767 632,038
7,586,865
Energy Equipment & Services 0.3%
Baker Hughes Co.(a) 30,673 787,989
Halliburton Co. 30,324 888,493

Nationwide S&P 500 Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 47,184 1,747,224
3,423,706
Entertainment 1.3%
Activision Blizzard, Inc. 25,964 2,075,822
Electronic Arts, Inc. 9,484 1,244,585
Live Nation Entertainment,
Inc.*(a) 4,694 441,189
Netflix, Inc.* 14,910 3,353,259
Take-Two Interactive Software,
Inc.* 5,194 689,400
Walt Disney Co. (The)* 60,819 6,452,896
Warner Bros Discovery, Inc.* 74,340 1,115,100
15,372,251
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate
Equities, Inc. 4,877 808,509
American Tower Corp. 15,344 4,155,616
AvalonBay Communities, Inc. 4,600 984,124
Boston Properties, Inc. 4,565 416,145
Camden Property Trust 3,680 519,248
Crown Castle International
Corp. 14,444 2,609,453
Digital Realty Trust, Inc. 9,552 1,265,162
Duke Realty Corp. 12,685 793,574
Equinix, Inc. 3,018 2,123,887
Equity Residential 11,567 906,737
Essex Property Trust, Inc. 2,207 632,372
Extra Space Storage, Inc. 4,493 851,513
Federal Realty OP LP 2,311 244,065
Healthpeak Properties, Inc. 17,304 478,110
Host Hotels & Resorts, Inc. 23,061 410,716
Iron Mountain, Inc. 9,417 456,630
Kimco Realty Corp. 20,546 454,272
Mid-America Apartment
Communities, Inc. 3,913 726,761
Prologis, Inc. 24,853 3,294,514
Public Storage 5,079 1,657,836
Realty Income Corp. 20,239 1,497,484
Regency Centers Corp. 5,396 347,664
SBA Communications Corp. 3,579 1,201,792
Simon Property Group, Inc. 10,824 1,175,919
UDR, Inc. 9,879 478,144
Ventas, Inc. 13,603 731,569
VICI Properties, Inc. 32,398 1,107,688
Vornado Realty Trust 5,479 166,507
Welltower, Inc. 15,273 1,318,671
Weyerhaeuser Co. 24,636 894,780
32,709,462
Food & Staples Retailing 1.5%
Costco Wholesale Corp. 14,799 8,010,699
Kroger Co. (The) 21,578 1,002,082
Sysco Corp. 16,836 1,429,376
Walgreens Boots Alliance, Inc. 23,562 933,527
Walmart, Inc. 46,877 6,190,108
17,565,792
Food Products 1.1%
Archer-Daniels-Midland Co. 18,931 1,566,919
Campbell Soup Co. 6,894 340,219
Common Stocks
Shares Value ($)
Food Products
Conagra Brands, Inc. 16,076 549,960
General Mills, Inc.(a) 20,078 1,501,634
Hershey Co. (The) 4,824 1,099,679
Hormel Foods Corp.(a) 9,087 448,353
J M Smucker Co. (The) 3,604 476,881
Kellogg Co. 8,438 623,737
Kraft Heinz Co. (The) 23,562 867,788
Lamb Weston Holdings, Inc. 4,780 380,775
McCormick & Co., Inc. (Non-
Voting)(a) 8,237 719,502
Mondelez International, Inc.,
Class A 46,514 2,978,756
Tyson Foods, Inc., Class A 9,859 867,691
12,421,894
Gas Utilities 0.1%
Atmos Energy Corp. 4,695 569,926
Health Care Equipment & Supplies 2.6%
Abbott Laboratories 58,464 6,363,222
ABIOMED, Inc.* 1,492 437,171
Align Technology, Inc.* 2,432 683,319
Baxter International, Inc. 16,996 996,985
Becton Dickinson and Co. 9,518 2,325,343
Boston Scientific Corp.* 47,652 1,956,115
Cooper Cos., Inc. (The)(a) 1,621 530,067
Dentsply Sirona, Inc. 7,284 263,389
Dexcom, Inc.* 13,031 1,069,584
Edwards Lifesciences Corp.* 20,773 2,088,517
Hologic, Inc.* 8,483 605,517
IDEXX Laboratories, Inc.* 2,784 1,111,317
Intuitive Surgical, Inc.* 12,051 2,773,779
Medtronic plc 44,964 4,160,069
ResMed, Inc. 4,914 1,181,915
STERIS plc 3,395 766,082
Stryker Corp. 11,160 2,396,610
Teleflex, Inc. 1,511 363,335
Zimmer Biomet Holdings, Inc. 7,027 775,711
30,848,047
Health Care Providers & Services 3.3%
AmerisourceBergen Corp. 5,106 745,119
Cardinal Health, Inc. 9,099 541,936
Centene Corp.* 19,515 1,814,310
Cigna Corp. 10,547 2,904,222
CVS Health Corp. 43,782 4,189,062
DaVita, Inc.* 1,981 166,721
Elevance Health, Inc. 8,083 3,856,399
HCA Healthcare, Inc. 7,654 1,625,863
Henry Schein, Inc.* 4,550 358,676
Humana, Inc. 4,236 2,041,752
Laboratory Corp. of America
Holdings 3,079 807,283
McKesson Corp. 4,840 1,653,247
Molina Healthcare, Inc.* 1,951 639,382
Quest Diagnostics, Inc. 3,860 527,160
UnitedHealth Group, Inc. 31,325 16,988,800
Universal Health Services,
Inc., Class B 2,196 246,984
39,106,916

62 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.* 1,350 2,613,182
Caesars Entertainment,
Inc.*(a) 7,015 320,515
Carnival Corp.*(a) 28,047 254,106
Chipotle Mexican Grill, Inc.* 937 1,465,674
Darden Restaurants, Inc.(a) 4,172 519,372
Domino's Pizza, Inc. 1,240 486,216
Expedia Group, Inc.* 5,040 534,492
Hilton Worldwide Holdings,
Inc.(a) 9,378 1,201,041
Las Vegas Sands Corp.* 11,605 437,393
Marriott International, Inc.,
Class A 9,249 1,468,926
McDonald's Corp. 24,693 6,503,395
MGM Resorts International 12,036 393,938
Norwegian Cruise Line
Holdings Ltd.*(a) 13,986 169,930
Penn National Gaming,
Inc.*(a) 5,787 199,941
Royal Caribbean Cruises
Ltd.*(a) 7,614 294,738
Starbucks Corp. 38,153 3,234,611
Wynn Resorts Ltd.*(a) 3,462 219,768
Yum! Brands, Inc. 9,532 1,168,051
21,485,289
Household Durables 0.3%
DR Horton, Inc.(a) 10,483 817,989
Garmin Ltd. 5,174 505,086
Lennar Corp., Class A 8,746 743,410
Mohawk Industries, Inc.* 1,634 209,936
Newell Brands, Inc. 12,582 254,282
NVR, Inc.* 103 452,489
PulteGroup, Inc. 7,941 346,387
Whirlpool Corp.(a) 1,813 313,413
3,642,992
Household Products 1.4%
Church & Dwight Co., Inc. 7,994 703,232
Clorox Co. (The) 4,072 577,573
Colgate-Palmolive Co. 28,151 2,216,610
Kimberly-Clark Corp. 11,227 1,479,606
Procter & Gamble Co. (The) 80,112 11,128,358
16,105,379
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 22,538 500,794
Industrial Conglomerates 0.8%
3M Co. 18,998 2,721,274
General Electric Co. 36,572 2,703,036
Honeywell International, Inc. 22,658 4,360,759
9,785,069
Insurance 2.0%
Aflac, Inc. 19,572 1,121,476
Allstate Corp. (The) 9,092 1,063,491
American International Group,
Inc. 26,651 1,379,722
Aon plc, Class A 7,064 2,055,906
Arthur J Gallagher & Co. 7,009 1,254,541
Assurant, Inc. 1,812 318,513
Common Stocks
Shares Value ($)
Insurance
Brown & Brown, Inc. 7,865 512,011
Chubb Ltd. 14,087 2,657,372
Cincinnati Financial Corp. 5,040 490,594
Everest Re Group Ltd. 1,261 329,562
Globe Life, Inc. 2,844 286,476
Hartford Financial Services
Group, Inc. (The) 11,153 719,034
Lincoln National Corp. 5,444 279,495
Loews Corp. 6,803 396,275
Marsh & McLennan Cos., Inc. 16,746 2,745,674
MetLife, Inc. 23,025 1,456,331
Principal Financial Group, Inc. 7,806 522,534
Progressive Corp. (The) 19,529 2,247,007
Prudential Financial, Inc. 12,691 1,268,973
Travelers Cos., Inc. (The) 8,088 1,283,566
W R Berkley Corp. 7,140 446,464
Willis Towers Watson plc(a) 3,751 776,232
23,611,249
Interactive Media & Services 5.0%
Alphabet, Inc., Class A* 200,840 23,361,709
Alphabet, Inc., Class C* 184,160 21,480,422
Match Group, Inc.* 9,738 713,893
Meta Platforms, Inc., Class A* 76,580 12,183,878
Twitter, Inc.* 25,662 1,067,796
58,807,698
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.* 292,161 39,427,127
eBay, Inc. 18,835 915,946
Etsy, Inc.*(a) 4,219 437,595
40,780,668
IT Services 4.3%
Accenture plc, Class A 21,149 6,477,093
Akamai Technologies, Inc.* 5,257 505,829
Automatic Data Processing,
Inc. 13,904 3,352,532
Broadridge Financial
Solutions, Inc. 4,018 645,090
Cognizant Technology
Solutions Corp., Class A 17,407 1,182,980
DXC Technology Co.* 7,473 236,147
EPAM Systems, Inc.* 1,904 664,972
Fidelity National Information
Services, Inc. 20,206 2,064,245
Fiserv, Inc.* 19,506 2,061,394
FleetCor Technologies, Inc.* 2,602 572,674
Gartner, Inc.* 2,634 699,274
Global Payments, Inc. 9,429 1,153,355
International Business
Machines Corp. 30,032 3,927,885
Jack Henry & Associates, Inc. 2,500 519,425
Mastercard, Inc., Class A 28,675 10,144,928
Paychex, Inc.(a) 10,686 1,370,800
PayPal Holdings, Inc.* 38,893 3,365,411
VeriSign, Inc.* 3,262 617,040
Visa, Inc., Class A(a) 54,950 11,655,445
51,216,519
Leisure Products 0.0%
†
Hasbro, Inc. 4,173 328,499

Nationwide S&P 500 Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc. 9,926 1,331,077
Bio-Rad Laboratories, Inc.,
Class A* 698 393,156
Bio-Techne Corp. 1,319 508,184
Charles River Laboratories
International, Inc.* 1,621 406,125
Danaher Corp. 21,607 6,297,792
Illumina, Inc.* 5,324 1,153,604
IQVIA Holdings, Inc.* 6,359 1,527,877
Mettler-Toledo International,
Inc.* 765 1,032,543
PerkinElmer, Inc. 4,257 652,045
Thermo Fisher Scientific, Inc. 13,071 7,821,817
Waters Corp.* 2,038 741,893
West Pharmaceutical
Services, Inc. 2,489 855,121
22,721,234
Machinery 1.6%
Caterpillar, Inc. 17,782 3,525,282
Cummins, Inc. 4,648 1,028,649
Deere & Co. 9,332 3,202,556
Dover Corp. 4,861 649,818
Fortive Corp. 12,060 777,267
IDEX Corp. 2,586 539,828
Illinois Tool Works, Inc. 9,409 1,954,814
Ingersoll Rand, Inc. 13,634 678,973
Nordson Corp. 1,837 424,329
Otis Worldwide Corp. 13,906 1,087,032
PACCAR, Inc. 11,674 1,068,404
Parker-Hannifin Corp. 4,339 1,254,362
Pentair plc 5,688 278,086
Snap-on, Inc. 1,742 390,295
Stanley Black & Decker, Inc. 5,079 494,339
Westinghouse Air Brake
Technologies Corp. 6,090 569,232
Xylem, Inc. 5,807 534,418
18,457,684
Media 0.8%
Charter Communications, Inc.,
Class A* 3,897 1,683,894
Comcast Corp., Class A(a) 149,272 5,600,685
DISH Network Corp., Class
A*(a) 8,381 145,578
Fox Corp., Class A 10,018 331,696
Fox Corp., Class B 5,046 155,921
Interpublic Group of Cos., Inc.
(The) 13,641 407,457
News Corp., Class A 13,611 233,293
News Corp., Class B(a) 4,930 85,190
Omnicom Group, Inc. 6,899 481,826
Paramount Global, Class B 20,460 483,879
9,609,419
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 48,217 1,521,246
Newmont Corp. 26,652 1,206,803
Nucor Corp. 8,845 1,201,151
3,929,200
Common Stocks
Shares Value ($)
Multiline Retail 0.5%
Dollar General Corp. 7,694 1,911,420
Dollar Tree, Inc.* 7,493 1,239,043
Target Corp. 15,557 2,541,703
5,692,166
Multi-Utilities 0.9%
Ameren Corp.(a) 8,683 808,561
CenterPoint Energy, Inc. 21,376 677,405
CMS Energy Corp. 9,924 682,077
Consolidated Edison, Inc. 11,891 1,180,420
Dominion Energy, Inc. 26,871 2,202,885
DTE Energy Co.(a) 6,520 849,556
NiSource, Inc. 13,375 406,600
Public Service Enterprise
Group, Inc. 16,463 1,081,125
Sempra Energy 10,574 1,753,169
WEC Energy Group, Inc. 10,557 1,095,922
10,737,720
Oil, Gas & Consumable Fuels 4.0%
APA Corp.(a) 11,379 422,958
Chevron Corp. 65,605 10,744,787
ConocoPhillips 43,081 4,197,382
Coterra Energy, Inc.(a) 26,442 808,861
Devon Energy Corp. 20,650 1,297,853
Diamondback Energy, Inc. 5,664 725,105
EOG Resources, Inc. 19,705 2,191,590
Exxon Mobil Corp. 140,656 13,633,786
Hess Corp. 9,210 1,035,849
Kinder Morgan, Inc.(a) 64,286 1,156,505
Marathon Oil Corp. 23,809 590,463
Marathon Petroleum Corp. 18,200 1,668,212
Occidental Petroleum Corp.(a) 29,532 1,941,729
ONEOK, Inc. 14,751 881,225
Phillips 66 16,185 1,440,465
Pioneer Natural Resources
Co.(a) 7,453 1,765,988
Valero Energy Corp. 13,781 1,526,521
Williams Cos., Inc. (The)(a) 40,657 1,385,997
47,415,276
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,803 2,130,999
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co. 71,089 5,244,947
Catalent, Inc.* 6,061 685,499
Eli Lilly & Co. 26,332 8,681,397
Johnson & Johnson 87,862 15,333,676
Merck & Co., Inc. 84,436 7,543,512
Organon & Co. 8,781 278,533
Pfizer, Inc. 187,347 9,462,897
Viatris, Inc. 41,454 401,689
Zoetis, Inc. 15,616 2,850,701
50,482,851
Professional Services 0.3%
Equifax, Inc. 4,175 872,199
Jacobs Engineering Group,
Inc. 4,374 600,550
Leidos Holdings, Inc. 4,524 484,068
Nielsen Holdings plc 12,190 291,951

64 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 3,564 282,055
Verisk Analytics, Inc. 5,261 1,000,905
3,531,728
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*(a) 10,846 928,635
Road & Rail 0.9%
CSX Corp. 73,148 2,364,875
JB Hunt Transport Services,
Inc. 2,786 510,590
Norfolk Southern Corp. 7,926 1,990,773
Old Dominion Freight Line,
Inc.(a) 3,056 927,527
Union Pacific Corp. 20,970 4,766,481
10,560,246
Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc.* 54,108 5,111,583
Analog Devices, Inc. 17,408 2,993,480
Applied Materials, Inc. 29,456 3,121,747
Broadcom, Inc. 13,632 7,299,663
Enphase Energy, Inc.* 4,483 1,273,979
Intel Corp. 136,531 4,957,441
KLA Corp. 5,035 1,931,124
Lam Research Corp. 4,614 2,309,353
Microchip Technology, Inc. 18,852 1,298,149
Micron Technology, Inc. 37,341 2,309,914
Monolithic Power Systems,
Inc. 1,464 680,350
NVIDIA Corp. 83,609 15,185,903
NXP Semiconductors NV 8,729 1,605,088
ON Semiconductor Corp.* 14,618 976,190
Qorvo, Inc.* 3,451 359,146
QUALCOMM, Inc. 37,308 5,411,898
Skyworks Solutions, Inc. 5,195 565,632
SolarEdge Technologies, Inc.* 1,893 681,726
Teradyne, Inc.(a) 5,197 524,325
Texas Instruments, Inc. 30,790 5,508,023
64,104,714
Software 9.0%
Adobe, Inc.* 15,777 6,470,463
ANSYS, Inc.* 2,923 815,488
Autodesk, Inc.* 7,195 1,556,422
Cadence Design Systems,
Inc.* 9,204 1,712,680
Ceridian HCM Holding, Inc.* 4,539 248,601
Citrix Systems, Inc. 4,259 431,905
Fortinet, Inc.* 22,245 1,326,914
Intuit, Inc. 9,459 4,314,912
Microsoft Corp. 249,724 70,107,516
NortonLifeLock, Inc. 19,462 477,403
Oracle Corp. 52,563 4,091,504
Paycom Software, Inc.* 1,618 534,733
PTC, Inc.*(a) 3,660 451,571
Roper Technologies, Inc. 3,500 1,528,345
Salesforce, Inc.* 33,174 6,104,680
ServiceNow, Inc.* 6,693 2,989,495
Synopsys, Inc.*(a) 5,089 1,870,208
Tyler Technologies, Inc.* 1,415 564,585
105,597,425
Common Stocks
Shares Value ($)
Specialty Retail 2.0%
Advance Auto Parts, Inc. 2,093 405,247
AutoZone, Inc.* 662 1,414,952
Bath & Body Works, Inc. 8,139 289,260
Best Buy Co., Inc. 6,767 520,991
CarMax, Inc.* 5,354 532,937
Home Depot, Inc. (The) 34,504 10,383,634
Lowe's Cos., Inc. 22,057 4,224,577
O'Reilly Automotive, Inc.* 2,208 1,553,527
Ross Stores, Inc. 11,805 959,274
TJX Cos., Inc. (The) 39,255 2,400,836
Tractor Supply Co. 3,712 710,774
Ulta Beauty, Inc.* 1,750 680,592
24,076,601
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc. 513,399 83,432,472
Hewlett Packard Enterprise
Co.(a) 42,327 602,737
HP, Inc.(a) 35,380 1,181,338
NetApp, Inc. 7,395 527,485
Seagate Technology Holdings
plc 6,487 518,830
Western Digital Corp.* 10,634 522,129
86,784,991
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B 42,364 4,868,471
PVH Corp. 2,248 139,196
Ralph Lauren Corp.(a) 1,456 143,606
Tapestry, Inc. 8,802 296,011
VF Corp. 10,422 465,655
5,912,939
Tobacco 0.7%
Altria Group, Inc. 60,642 2,659,758
Philip Morris International, Inc. 51,758 5,028,290
7,688,048
Trading Companies & Distributors 0.2%
Fastenal Co. 19,312 991,864
United Rentals, Inc.*(a) 2,405 776,022
WW Grainger, Inc. 1,470 798,989
2,566,875
Water Utilities 0.1%
American Water Works Co.,
Inc.(a) 6,096 947,562
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 19,673 2,814,419
Total Common Stocks
(cost $661,055,329) 1,162,344,426

Nationwide S&P 500 Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 65
Repurchase Agreement 1.7%
Principal
Amount ($) Value ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $20,469,387,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$20,878,775.(b) 20,465,567 20,465,567
Total Repurchase Agreement
(cost $20,465,567) 20,465,567
Total Investments
(cost $681,520,896) — 100.4% 1,182,809,993
Liabilities in excess of other assets — (0.4)% (4,427,261)
NET ASSETS — 100.0%
$ 1,178,382,732
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2022. The total value of securities on loan as of
July 31, 2022 was $47,444,305, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $20,465,567 and by $27,803,707 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.00%, and maturity dates ranging
from 9/6/2022 – 2/15/2052, a total value of $48,269,274.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $20,465,567.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 79 9/2022 USD 16,327,325 1,167,986
Net contracts 1,167,986
As of July 31, 2022, the Fund had $832,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

66 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide S&P 500 Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide S&P 500 Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 67
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,162,344,426 $ – $ – $ 1,162,344,426
Futures Contracts 1,167,986 – – 1,167,986
Repurchase Agreement – 20,465,567 – 20,465,567
Total $ 1,163,512,412 $ 20,465,567 $ – $ 1,183,977,979
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 1,167,986
Total $ 1,167,986
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

68 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks 98.5%
Shares Value ($)
Aerospace & Defense 0.9%
AAR Corp.* 3,201 142,541
Aerojet Rocketdyne Holdings,
Inc.* 7,423 324,311
AeroVironment, Inc.* 2,139 185,323
AerSale Corp.* 1,444 25,284
Archer Aviation, Inc., Class
A*(a) 11,069 44,719
Astra Space, Inc.*(a) 12,921 18,477
Astronics Corp.* 2,468 27,691
Cadre Holdings, Inc. 1,473 34,836
Ducommun, Inc.* 1,100 52,074
Kaman Corp. 2,635 81,105
Kratos Defense & Security
Solutions, Inc.* 11,733 168,838
Maxar Technologies, Inc.(a) 6,793 186,672
Momentus, Inc.*(a) 4,555 8,017
Moog, Inc., Class A 2,566 219,752
National Presto Industries, Inc. 485 34,532
Park Aerospace Corp.(a) 1,525 18,605
Parsons Corp.*(a) 3,158 136,520
Redwire Corp.*(a) 3,409 11,250
Rocket Lab USA, Inc.* 19,376 90,486
Terran Orbital Corp.* 2,004 8,497
Triumph Group, Inc.* 6,010 93,395
V2X, Inc.* 1,092 36,298
Virgin Galactic Holdings,
Inc.*(a) 20,764 154,484
2,103,707
Air Freight & Logistics 0.4%
Air Transport Services Group,
Inc.* 5,519 172,965
Atlas Air Worldwide Holdings,
Inc.* 2,691 203,736
Forward Air Corp. 2,526 265,053
Hub Group, Inc., Class A* 3,137 239,667
Radiant Logistics, Inc.* 3,719 26,963
908,384
Airlines 0.4%
Allegiant Travel Co.* 1,572 181,267
Blade Air Mobility, Inc.* 5,011 27,836
Frontier Group Holdings,
Inc.*(a) 4,454 64,494
Hawaiian Holdings, Inc.* 4,651 69,579
Joby Aviation, Inc.*(a) 22,983 127,326
SkyWest, Inc.* 4,764 115,051
Spirit Airlines, Inc.* 10,289 254,859
Sun Country Airlines Holdings,
Inc.* 3,046 61,438
Wheels Up Experience,
Inc.*(a) 13,273 29,731
931,581
Auto Components 1.4%
Adient plc* 8,676 293,075
American Axle &
Manufacturing Holdings,
Inc.* 10,778 96,032
Dana, Inc. 11,722 196,461
Dorman Products, Inc.*(a) 2,492 251,916
Common Stocks
Shares Value ($)
Auto Components
Fox Factory Holding Corp.* 4,043 382,710
Gentherm, Inc.* 3,100 200,136
Goodyear Tire & Rubber Co.
(The)* 26,230 322,104
Holley, Inc.*(a) 4,418 35,300
LCI Industries 2,318 313,139
Luminar Technologies, Inc.*(a) 21,817 147,483
Modine Manufacturing Co.* 4,740 62,189
Motorcar Parts of America,
Inc.* 1,795 27,051
Patrick Industries, Inc. 2,089 126,844
Solid Power, Inc.*(a) 5,068 32,131
Standard Motor Products, Inc. 1,981 90,611
Stoneridge, Inc.* 2,472 46,523
Tenneco, Inc., Class A* 7,487 141,280
Visteon Corp.* 2,638 336,556
XPEL, Inc. Reg. S* 2,011 123,254
3,224,795
Automobiles 0.2%
Canoo, Inc.*(a) 10,036 34,725
Cenntro Electric Group Ltd.*(a) 15,933 23,899
Faraday Future Intelligent
Electric, Inc.* 8,747 19,331
Fisker, Inc.*(a) 15,624 149,678
Lordstown Motors Corp.*(a) 14,680 32,883
Winnebago Industries, Inc.(a) 2,992 180,627
Workhorse Group, Inc.*(a) 14,864 48,605
489,748
Banks 9.5%
1st Source Corp. 1,620 78,116
ACNB Corp. 721 23,714
Allegiance Bancshares, Inc. 1,909 84,072
Amalgamated Financial Corp. 1,443 33,304
Amerant Bancorp, Inc. 2,554 69,775
American National
Bankshares, Inc. 1,003 36,399
Ameris Bancorp 6,157 291,165
Arrow Financial Corp. 1,411 47,339
Associated Banc-Corp.(a) 13,753 276,435
Atlantic Union Bankshares
Corp. 7,059 244,171
Banc of California, Inc. 5,221 91,420
BancFirst Corp. 1,779 191,047
Bancorp, Inc. (The)* 4,736 116,506
Bank First Corp.(a) 662 50,921
Bank of Marin Bancorp 1,552 50,781
Bank of NT Butterfield & Son
Ltd. (The) 4,691 158,978
BankUnited, Inc. 7,395 287,296
Bankwell Financial Group, Inc.
(a) 468 15,341
Banner Corp. 3,286 203,699
Bar Harbor Bankshares 1,512 43,803
BayCom Corp. 1,262 24,723
BCB Bancorp, Inc. 1,550 29,853
Berkshire Hills Bancorp, Inc. 4,296 121,018
Blue Ridge Bankshares, Inc. 1,644 24,561
Brookline Bancorp, Inc. 7,276 100,627

Nationwide Small Cap Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
Banks
Business First Bancshares,
Inc. 1,893 44,448
Byline Bancorp, Inc. 2,437 59,682
Cadence Bank 15,354 400,739
Cambridge Bancorp 670 55,804
Camden National Corp. 1,371 62,655
Capital Bancorp, Inc. 850 21,242
Capital City Bank Group, Inc. 1,391 45,055
Capstar Financial Holdings,
Inc. 1,971 41,411
Carter Bankshares, Inc.* 2,406 33,564
Cathay General Bancorp 6,583 274,511
CBTX, Inc. 1,822 56,391
Central Pacific Financial Corp. 2,361 55,908
Citizens & Northern Corp. 1,306 31,906
City Holding Co. 1,362 118,208
Civista Bancshares, Inc. 1,577 34,158
CNB Financial Corp. 1,586 40,919
Coastal Financial Corp.* 973 40,117
Colony Bankcorp, Inc. 1,442 20,938
Columbia Banking System,
Inc. 6,820 205,759
Community Bank System, Inc. 4,921 331,331
Community Trust Bancorp, Inc. 1,437 62,265
ConnectOne Bancorp, Inc. 3,584 94,761
CrossFirst Bankshares, Inc.* 4,460 61,191
Customers Bancorp, Inc.* 2,806 107,161
CVB Financial Corp.(a) 12,249 326,681
Dime Community Bancshares,
Inc. 3,178 108,306
Eagle Bancorp, Inc. 2,998 146,992
Eastern Bankshares, Inc.(a) 14,771 301,328
Enterprise Bancorp, Inc. 946 30,083
Enterprise Financial Services
Corp. 3,270 153,788
Equity Bancshares, Inc., Class
A 1,391 44,442
Esquire Financial Holdings,
Inc. 472 17,096
Farmers & Merchants
Bancorp, Inc. 992 30,405
Farmers National Banc Corp. 2,956 41,975
FB Financial Corp. 3,681 157,731
Financial Institutions, Inc. 1,547 41,011
First Bancorp 21,295 394,361
First Bancorp, Inc. (The) 1,016 30,688
First Bancshares, Inc. (The) 1,979 57,391
First Bank 1,760 26,506
First Busey Corp. 4,809 118,542
First Business Financial
Services, Inc. 791 26,459
First Commonwealth Financial
Corp. 9,045 134,047
First Community Bankshares,
Inc. 1,680 53,894
First Financial Bancorp 8,817 196,972
First Financial Bankshares,
Inc.(a) 12,368 546,418
First Financial Corp. 1,173 54,803
First Foundation, Inc. 4,721 98,291
Common Stocks
Shares Value ($)
Banks
First Guaranty Bancshares,
Inc.(a) 510 12,658
First Internet Bancorp 816 28,927
First Interstate BancSystem,
Inc., Class A(a) 8,740 356,417
First Merchants Corp. 5,506 228,664
First Mid Bancshares, Inc. 1,623 60,976
First of Long Island Corp.
(The) 2,185 39,767
First Western Financial, Inc.* 851 23,820
Five Star Bancorp(a) 1,179 31,090
Flushing Financial Corp. 2,943 63,539
Fulton Financial Corp. 15,187 253,471
FVCBankcorp, Inc.* 1,289 24,684
German American Bancorp,
Inc. 2,648 100,200
Glacier Bancorp, Inc. 10,428 522,339
Great Southern Bancorp, Inc. 979 60,639
Guaranty Bancshares, Inc. 792 29,597
Hancock Whitney Corp. 8,037 392,286
Hanmi Financial Corp. 3,124 78,943
HarborOne Bancorp, Inc. 4,333 62,829
HBT Financial, Inc. 1,085 20,224
Heartland Financial USA, Inc. 3,855 173,090
Heritage Commerce Corp. 5,783 68,124
Heritage Financial Corp. 3,262 84,877
Hilltop Holdings, Inc.(a) 5,886 169,811
Home BancShares, Inc.(a) 18,081 426,712
HomeStreet, Inc. 1,670 62,274
HomeTrust Bancshares, Inc. 1,494 36,065
Hope Bancorp, Inc. 11,171 168,012
Horizon Bancorp, Inc. 4,101 78,206
Independent Bank Corp. 6,322 401,505
Independent Bank Group, Inc. 3,323 235,003
International Bancshares Corp. 5,132 225,090
John Marshall Bancorp, Inc.(a) 848 22,107
Lakeland Bancorp, Inc. 5,770 91,858
Lakeland Financial Corp. 2,353 183,063
Live Oak Bancshares, Inc. 3,043 114,539
Macatawa Bank Corp. 2,364 21,985
Mercantile Bank Corp. 1,512 53,585
Metrocity Bankshares, Inc. 1,755 36,346
Metropolitan Bank Holding
Corp.* 938 65,078
Mid Penn Bancorp, Inc. 1,357 38,919
Midland States Bancorp, Inc. 2,117 55,465
MidWestOne Financial Group,
Inc. 1,433 44,724
MVB Financial Corp. 976 31,720
National Bank Holdings Corp.,
Class A 2,824 117,535
NBT Bancorp, Inc. 3,998 162,079
Nicolet Bankshares, Inc.* 1,145 91,577
Northeast Bank 683 27,183
Northwest Bancshares, Inc.(a) 11,140 160,193
OceanFirst Financial Corp. 5,493 112,936
OFG Bancorp 4,355 119,632
Old National Bancorp 28,263 492,059
Old Second Bancorp, Inc. 4,186 58,813
Origin Bancorp, Inc. 2,116 91,136

70 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Orrstown Financial Services,
Inc. 1,133 29,367
Pacific Premier Bancorp, Inc. 8,257 277,765
Park National Corp.(a) 1,358 175,942
Parke Bancorp, Inc. 1,095 24,035
Pathward Financial, Inc. 2,684 90,504
PCB Bancorp 1,263 24,338
PCSB Financial Corp. 1,180 22,998
Peapack-Gladstone Financial
Corp. 1,716 56,045
Peoples Bancorp, Inc. 2,535 78,382
Peoples Financial Services
Corp. 731 38,918
Preferred Bank 916 66,593
Premier Financial Corp. 3,500 99,680
Primis Financial Corp. 2,286 30,975
Professional Holding Corp.,
Class A* 1,390 31,206
QCR Holdings, Inc. 1,501 88,994
RBB Bancorp 1,299 29,630
Red River Bancshares, Inc. 500 27,425
Renasant Corp. 5,236 174,882
Republic Bancorp, Inc., Class
A 813 36,455
Republic First Bancorp, Inc.* 3,583 12,970
S&T Bancorp, Inc. 3,473 107,455
Sandy Spring Bancorp, Inc. 4,146 171,230
Seacoast Banking Corp. of
Florida 5,218 186,700
ServisFirst Bancshares, Inc.(a) 4,626 395,292
Shore Bancshares, Inc. 1,699 33,300
Sierra Bancorp 1,449 32,530
Silvergate Capital Corp., Class
A* 2,895 270,075
Simmons First National Corp.,
Class A 11,397 270,679
SmartFinancial, Inc. 1,478 38,798
South Plains Financial, Inc. 1,077 28,454
Southern First Bancshares,
Inc.* 712 31,862
Southside Bancshares, Inc. 2,953 117,943
SouthState Corp.(a) 7,032 596,103
Stock Yards Bancorp, Inc.(a) 2,670 184,631
Summit Financial Group, Inc. 1,137 34,690
Texas Capital Bancshares,
Inc.* 4,818 282,431
Third Coast Bancshares, Inc.* 999 18,741
Tompkins Financial Corp. 1,344 103,690
Towne Bank 6,334 189,197
TriCo Bancshares 2,914 139,289
Triumph Bancorp, Inc.*(a) 2,250 163,463
Trustmark Corp.(a) 5,693 184,852
UMB Financial Corp. 4,191 379,286
United Bankshares, Inc. 12,404 480,531
United Community Banks, Inc. 9,693 329,853
Unity Bancorp, Inc.(a) 479 13,422
Univest Financial Corp. 2,741 68,361
USCB Financial Holdings,
Inc.*(a) 1,349 16,377
Valley National Bancorp 40,683 475,584
Common Stocks
Shares Value ($)
Banks
Veritex Holdings, Inc.(a) 4,372 135,270
Washington Federal, Inc. 6,211 211,981
Washington Trust Bancorp,
Inc. 1,728 94,833
WesBanco, Inc. 5,344 182,337
West Bancorp, Inc. 1,569 40,810
Westamerica Bancorp 2,410 144,624
22,417,547
Beverages 0.5%
Celsius Holdings, Inc.* 5,101 453,785
Coca-Cola Consolidated, Inc. 441 226,233
Duckhorn Portfolio, Inc. (The)* 3,393 62,228
MGP Ingredients, Inc.(a) 1,343 141,257
National Beverage Corp. 2,240 121,363
Primo Water Corp. 14,904 197,031
Vintage Wine Estates, Inc.* 2,639 19,370
Vita Coco Co., Inc. (The)*(a) 2,417 29,125
1,250,392
Biotechnology 7.1%
2seventy bio, Inc.* 3,312 47,660
4D Molecular Therapeutics,
Inc.*(a) 2,671 25,107
Aadi Bioscience, Inc.*(a) 1,234 15,265
ACADIA Pharmaceuticals,
Inc.* 11,341 166,599
Adagio Therapeutics, Inc.*(a) 5,552 19,543
Adicet Bio, Inc.* 2,581 43,593
ADMA Biologics, Inc.* 16,071 34,392
Aerovate Therapeutics,
Inc.*(a) 579 12,883
Affimed NV* 11,589 32,797
Agenus, Inc.* 27,385 70,653
Agios Pharmaceuticals, Inc.* 5,139 110,848
Akero Therapeutics, Inc.*(a) 2,436 24,945
Albireo Pharma, Inc.* 1,496 31,102
Alector, Inc.* 5,586 57,089
Alkermes plc*(a) 15,127 387,251
Allogene Therapeutics, Inc.*(a) 7,474 97,013
Allovir, Inc.*(a) 3,034 13,926
Alpine Immune Sciences, Inc.* 1,101 8,753
ALX Oncology Holdings,
Inc.*(a) 1,664 16,108
Amicus Therapeutics, Inc.* 25,879 257,755
AnaptysBio, Inc.*(a) 1,827 38,257
Anavex Life Sciences
Corp.*(a) 6,416 65,828
Anika Therapeutics, Inc.* 1,420 33,171
Apellis Pharmaceuticals,
Inc.*(a) 8,500 478,380
Arbutus Biopharma Corp.* 10,829 25,015
Arcellx, Inc.* 858 17,786
Arcturus Therapeutics
Holdings, Inc.*(a) 2,082 36,539
Arcus Biosciences, Inc.* 4,843 128,775
Arcutis Biotherapeutics,
Inc.*(a) 3,293 79,888
Arrowhead Pharmaceuticals,
Inc.* 9,879 420,154
Atara Biotherapeutics, Inc.* 8,249 24,994

Nationwide Small Cap Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
Biotechnology
Aura Biosciences, Inc.*(a) 1,612 22,987
Aurinia Pharmaceuticals, Inc.* 12,172 99,567
Avid Bioservices, Inc.* 5,846 114,874
Avidity Biosciences, Inc.* 4,387 71,464
Beam Therapeutics, Inc.*(a) 6,061 381,722
BioCryst Pharmaceuticals,
Inc.* 17,009 187,439
Biohaven Pharmaceutical
Holding Co. Ltd.* 5,863 856,115
Bioxcel Therapeutics, Inc.*(a) 1,675 25,862
Bluebird Bio, Inc.* 6,400 25,920
Blueprint Medicines Corp.* 5,646 288,285
Bridgebio Pharma, Inc.*(a) 10,147 87,873
C4 Therapeutics, Inc.*(a) 3,528 34,010
CareDx, Inc.* 4,840 115,144
Caribou Biosciences, Inc.* 4,796 38,943
Catalyst Pharmaceuticals,
Inc.* 9,286 95,089
Celldex Therapeutics, Inc.* 4,398 135,107
Celularity, Inc., Class A*(a) 2,646 7,964
Century Therapeutics, Inc.* 1,910 20,189
Cerevel Therapeutics
Holdings, Inc.*(a) 4,969 130,635
ChemoCentryx, Inc.* 5,736 135,484
Chimerix, Inc.* 6,981 15,288
Chinook Therapeutics, Inc.* 4,338 80,296
Cogent Biosciences, Inc.* 4,461 49,472
Coherus Biosciences, Inc.* 7,425 62,890
Crinetics Pharmaceuticals,
Inc.* 5,006 96,165
CTI BioPharma Corp.*(a) 8,267 54,066
Cullinan Oncology, Inc.* 2,441 32,978
Cytokinetics, Inc.* 7,784 329,497
Day One Biopharmaceuticals,
Inc.*(a) 2,213 37,909
Deciphera Pharmaceuticals,
Inc.*(a) 3,963 50,290
Denali Therapeutics, Inc.*(a) 9,371 318,801
Design Therapeutics, Inc.* 3,288 64,511
Dynavax Technologies
Corp.*(a) 11,098 159,589
Dyne Therapeutics, Inc.* 2,846 29,855
Eagle Pharmaceuticals, Inc.* 1,081 42,916
Editas Medicine, Inc.*(a) 6,513 103,622
Eiger BioPharmaceuticals,
Inc.* 3,240 28,156
Emergent BioSolutions, Inc.* 4,708 163,085
Enanta Pharmaceuticals, Inc.* 1,866 102,910
Enochian Biosciences, Inc.*(a) 2,625 6,037
EQRx, Inc.*(a) 12,322 67,155
Erasca, Inc.*(a) 6,027 45,444
Fate Therapeutics, Inc.*(a) 7,762 236,974
FibroGen, Inc.* 8,188 103,005
Foghorn Therapeutics, Inc.*(a) 1,853 27,109
Forma Therapeutics Holdings,
Inc.* 3,100 25,668
Generation Bio Co.* 4,131 26,356
Geron Corp.*(a) 36,009 68,417
Global Blood Therapeutics,
Inc.* 5,919 193,670
Common Stocks
Shares Value ($)
Biotechnology
Gossamer Bio, Inc.*(a) 5,881 66,044
Halozyme Therapeutics,
Inc.*(a) 12,780 624,942
Heron Therapeutics, Inc.*(a) 9,068 25,209
HilleVax, Inc.*(a) 1,057 14,291
Humacyte, Inc.*(a) 3,120 10,858
Icosavax, Inc.*(a) 2,280 15,960
Ideaya Biosciences, Inc.* 3,090 46,103
IGM Biosciences, Inc.* 768 12,372
Imago Biosciences, Inc.*(a) 2,644 42,568
ImmunityBio, Inc.*(a) 8,876 34,528
ImmunoGen, Inc.* 20,750 98,355
Immunovant, Inc.* 3,765 15,512
Inhibrx, Inc.* 2,645 45,864
Inovio Pharmaceuticals,
Inc.*(a) 19,591 38,790
Insmed, Inc.* 11,557 255,641
Instil Bio, Inc.* 7,459 42,069
Intellia Therapeutics, Inc.* 7,069 457,788
Intercept Pharmaceuticals,
Inc.*(a) 2,196 28,021
Iovance Biotherapeutics, Inc.* 13,729 159,943
Ironwood Pharmaceuticals,
Inc.* 13,093 149,915
iTeos Therapeutics, Inc.* 2,015 49,287
IVERIC bio, Inc.* 10,880 116,307
Janux Therapeutics, Inc.* 1,849 22,965
Jounce Therapeutics, Inc.* 3,124 9,591
KalVista Pharmaceuticals,
Inc.* 1,953 24,120
Karuna Therapeutics, Inc.* 2,491 324,453
Karyopharm Therapeutics,
Inc.* 6,670 28,347
Keros Therapeutics, Inc.* 1,492 47,863
Kezar Life Sciences, Inc.*(a) 4,714 46,056
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,768 27,431
Kinnate Biopharma, Inc.* 2,428 25,980
Kodiak Sciences, Inc.* 3,213 31,969
Kronos Bio, Inc.* 3,678 15,448
Krystal Biotech, Inc.* 1,898 137,757
Kura Oncology, Inc.* 6,044 92,534
Kymera Therapeutics, Inc.* 3,737 82,326
Lexicon Pharmaceuticals,
Inc.*(a) 6,694 15,932
Ligand Pharmaceuticals,
Inc.*(a) 1,429 131,511
Lyell Immunopharma, Inc.*(a) 15,810 88,062
MacroGenics, Inc.*(a) 5,349 16,742
Madrigal Pharmaceuticals,
Inc.*(a) 1,126 70,735
MannKind Corp.*(a) 23,396 80,716
MeiraGTx Holdings plc* 2,997 24,815
Mersana Therapeutics, Inc.* 8,823 44,733
MiMedx Group, Inc.* 10,526 35,999
Mirum Pharmaceuticals, Inc.* 1,409 35,366
Monte Rosa Therapeutics,
Inc.*(a) 2,724 24,707
Morphic Holding, Inc.* 2,499 66,149
Myriad Genetics, Inc.* 7,588 200,171

72 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Nkarta, Inc.* 2,853 38,544
Nurix Therapeutics, Inc.* 3,920 62,563
Nuvalent, Inc., Class A*(a) 1,997 29,675
Ocugen, Inc.*(a) 21,956 56,646
Organogenesis Holdings, Inc.* 6,549 37,591
Outlook Therapeutics, Inc.*(a) 12,464 14,084
Pardes Biosciences, Inc.* 2,910 8,206
PepGen, Inc.* 1,027 11,502
PMV Pharmaceuticals, Inc.*(a) 3,466 51,817
Point Biopharma Global,
Inc.*(a) 6,549 48,070
Praxis Precision Medicines,
Inc.* 3,056 10,788
Precigen, Inc.* 8,987 14,110
Prometheus Biosciences, Inc.* 2,834 120,927
Protagonist Therapeutics,
Inc.*(a) 4,219 41,979
Prothena Corp. plc* 3,457 107,374
PTC Therapeutics, Inc.*(a) 6,570 286,123
Radius Health, Inc.* 4,734 47,719
Rallybio Corp.*(a) 1,662 15,506
RAPT Therapeutics, Inc.*(a) 2,604 47,966
Recursion Pharmaceuticals,
Inc., Class A* 12,258 103,703
REGENXBIO, Inc.* 3,810 119,520
Relay Therapeutics, Inc.*(a) 7,276 138,390
Replimune Group, Inc.* 2,998 57,801
REVOLUTION Medicines,
Inc.* 5,628 127,137
Rigel Pharmaceuticals, Inc.* 15,130 18,005
Rocket Pharmaceuticals, Inc.* 3,842 55,709
Sage Therapeutics, Inc.* 4,986 171,568
Sana Biotechnology, Inc.*(a) 8,144 54,402
Sangamo Therapeutics, Inc.* 11,062 47,456
Seres Therapeutics, Inc.* 6,594 27,101
Sorrento Therapeutics, Inc.*(a) 34,083 88,616
SpringWorks Therapeutics,
Inc.*(a) 3,295 98,455
Stoke Therapeutics, Inc.* 1,809 26,755
Sutro Biopharma, Inc.* 4,108 24,032
Syndax Pharmaceuticals, Inc.* 4,708 95,902
Talaris Therapeutics, Inc.* 2,016 8,971
Tango Therapeutics, Inc.*(a) 4,015 16,421
Tenaya Therapeutics, Inc.*(a) 2,696 12,860
TG Therapeutics, Inc.* 12,289 73,611
Travere Therapeutics, Inc.* 5,675 133,589
Turning Point Therapeutics,
Inc.* 4,290 321,664
Twist Bioscience Corp.*(a) 5,220 228,323
Tyra Biosciences, Inc.* 1,150 12,247
Vanda Pharmaceuticals, Inc.* 4,908 52,908
Vaxart, Inc.*(a) 11,318 41,650
Vaxcyte, Inc.* 4,783 110,392
VBI Vaccines, Inc.* 18,498 15,736
Vera Therapeutics, Inc.*(a) 1,389 23,960
Veracyte, Inc.* 6,907 181,930
Vericel Corp.* 4,459 145,096
Verve Therapeutics, Inc.*(a) 3,437 84,619
Vir Biotechnology, Inc.* 6,597 183,463
Viridian Therapeutics, Inc.*(a) 2,254 29,843
Common Stocks
Shares Value ($)
Biotechnology
VistaGen Therapeutics,
Inc.*(a) 18,127 2,594
Xencor, Inc.* 5,407 155,127
Y-mAbs Therapeutics, Inc.*(a) 3,311 51,618
Zentalis Pharmaceuticals,
Inc.*(a) 3,487 101,820
16,715,902
Building Products 1.3%
AAON, Inc. 4,165 250,608
American Woodmark Corp.* 1,623 81,507
Apogee Enterprises, Inc. 2,116 88,047
Caesarstone Ltd. 2,304 20,690
CSW Industrials, Inc. 1,417 169,289
Gibraltar Industries, Inc.* 3,138 146,827
Griffon Corp. 4,180 125,442
Insteel Industries, Inc. 1,818 56,903
Janus International Group,
Inc.* 7,127 72,482
JELD-WEN Holding, Inc.* 7,725 137,350
Masonite International Corp.* 2,153 195,988
PGT Innovations, Inc.* 5,480 120,012
Quanex Building Products
Corp.(a) 3,175 78,137
Resideo Technologies, Inc.* 13,558 305,190
Simpson Manufacturing Co.,
Inc. 4,080 421,382
UFP Industries, Inc. 5,686 524,306
View, Inc.* 13,195 29,161
Zurn Elkay Water Solutions
Corp. 11,445 331,333
3,154,654
Capital Markets 1.5%
Artisan Partners Asset
Management, Inc., Class A 5,599 222,616
AssetMark Financial Holdings,
Inc.* 2,275 43,202
Associated Capital Group,
Inc., Class A 190 7,771
B. Riley Financial, Inc.(a) 1,934 99,678
Bakkt Holdings, Inc.*(a) 5,228 14,691
BGC Partners, Inc., Class A 29,705 108,423
Blucora, Inc.* 4,495 89,900
Brightsphere Investment
Group, Inc. 3,047 57,619
Cohen & Steers, Inc. 2,390 176,119
Cowen, Inc., Class A(a) 2,441 85,606
Diamond Hill Investment
Group, Inc. 288 55,057
Donnelley Financial Solutions,
Inc.* 2,734 92,929
Federated Hermes, Inc., Class
B 8,066 275,131
Focus Financial Partners, Inc.,
Class A* 5,415 218,928
GAMCO Investors, Inc., Class
A 512 10,619
GCM Grosvenor, Inc., Class A 4,036 31,925
Hamilton Lane, Inc., Class A 3,336 252,102
Houlihan Lokey, Inc. 4,782 404,366

Nationwide Small Cap Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
Capital Markets
Manning & Napier, Inc. 1,343 17,070
MarketWise, Inc.*(a) 2,602 7,416
Moelis & Co., Class A(a) 5,919 275,707
Open Lending Corp., Class A* 9,881 102,367
Oppenheimer Holdings, Inc.,
Class A 803 26,973
Perella Weinberg Partners 3,634 25,620
Piper Sandler Cos. 1,661 209,618
PJT Partners, Inc., Class A 2,267 162,045
Pzena Investment
Management, Inc., Class A 1,606 15,145
Sculptor Capital Management,
Inc. 1,922 18,855
Silvercrest Asset Management
Group, Inc., Class A(a) 702 12,496
StepStone Group, Inc., Class
A 4,830 128,671
StoneX Group, Inc.* 1,594 138,885
Value Line, Inc. 100 8,679
Victory Capital Holdings, Inc.,
Class A 1,350 37,354
Virtus Investment Partners,
Inc. 692 142,773
WisdomTree Investments, Inc.
(a) 12,971 67,449
3,643,805
Chemicals 2.1%
AdvanSix, Inc. 2,588 101,682
American Vanguard Corp. 2,930 68,591
Amyris, Inc.*(a) 16,368 29,135
Aspen Aerogels, Inc.*(a) 2,841 37,160
Avient Corp. 8,387 361,899
Balchem Corp. 2,968 402,936
Cabot Corp. 5,270 391,350
Chase Corp. 705 64,099
Danimer Scientific, Inc.*(a) 8,565 39,570
Diversey Holdings Ltd.* 7,088 53,089
Ecovyst, Inc. 5,743 58,751
FutureFuel Corp. 2,709 19,478
GCP Applied Technologies,
Inc.* 4,488 141,372
Hawkins, Inc. 1,821 72,385
HB Fuller Co. 4,969 319,010
Ingevity Corp.*(a) 3,673 246,458
Innospec, Inc. 2,293 233,886
Intrepid Potash, Inc.* 950 43,320
Koppers Holdings, Inc. 1,968 46,327
Kronos Worldwide, Inc. 2,146 37,705
Livent Corp.*(a) 15,372 382,609
LSB Industries, Inc.* 2,892 39,938
Mativ, Inc. 5,067 110,714
Minerals Technologies, Inc. 3,034 202,702
Origin Materials, Inc.* 9,450 55,566
Orion Engineered Carbons SA 5,814 100,524
Perimeter Solutions SA*(a) 10,877 125,629
PureCycle Technologies,
Inc.*(a) 9,644 73,102
Quaker Chemical Corp.(a) 1,278 207,304
Common Stocks
Shares Value ($)
Chemicals
Rayonier Advanced Materials,
Inc.* 5,855 20,727
Sensient Technologies Corp. 3,961 340,567
Stepan Co. 2,047 229,694
Tredegar Corp. 2,642 27,688
Trinseo plc 3,235 115,716
Tronox Holdings plc, Class A 10,962 171,117
Valhi, Inc. 347 17,732
4,989,532
Commercial Services & Supplies 1.5%
ABM Industries, Inc. 6,359 285,138
ACCO Brands Corp. 8,832 63,325
ACV Auctions, Inc., Class A* 10,194 75,334
Aris Water Solution, Inc., Class
A 1,840 38,953
Brady Corp., Class A 4,403 210,684
BrightView Holdings, Inc.* 4,427 58,171
Brink's Co. (The) 4,378 249,283
Casella Waste Systems, Inc.,
Class A* 4,640 375,608
Cimpress plc* 1,682 67,600
CoreCivic, Inc.* 11,497 123,823
Deluxe Corp. 4,087 102,747
Ennis, Inc. 2,418 52,833
GEO Group, Inc. (The)*(a) 10,262 67,319
Harsco Corp.* 7,619 36,647
Healthcare Services Group,
Inc. 7,109 101,943
Heritage-Crystal Clean, Inc.* 1,481 49,702
HNI Corp. 3,988 140,856
Interface, Inc. 5,456 79,057
KAR Auction Services, Inc.* 11,315 193,487
Kimball International, Inc.,
Class B 3,733 30,573
Li-Cycle Holdings Corp.*(a) 11,925 85,741
Matthews International Corp.,
Class A 2,932 81,949
MillerKnoll, Inc. 6,983 210,258
Montrose Environmental
Group, Inc.* 2,476 99,337
NL Industries, Inc. 865 8,070
Pitney Bowes, Inc. 12,266 40,110
Quad/Graphics, Inc.* 4,095 13,022
SP Plus Corp.* 2,192 75,098
Steelcase, Inc., Class A(a) 8,159 90,810
UniFirst Corp. 1,427 279,535
Viad Corp.* 1,911 64,535
VSE Corp. 1,035 43,418
3,494,966
Communications Equipment 0.9%
ADTRAN Holdings, Inc.(a) 6,585 158,633
Aviat Networks, Inc.*(a) 638 18,745
Calix, Inc.* 5,327 303,852
Cambium Networks Corp.* 1,301 24,524
Casa Systems, Inc.*(a) 3,315 14,652
Clearfield, Inc.*(a) 1,037 102,196
CommScope Holding Co.,
Inc.* 18,395 166,107

74 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Communications Equipment
Comtech Telecommunications
Corp. 2,491 28,945
Digi International, Inc.* 3,229 91,994
DZS, Inc.* 1,867 34,988
Extreme Networks, Inc.* 12,193 159,485
Harmonic, Inc.* 8,462 92,405
Infinera Corp.* 17,337 113,557
Inseego Corp.*(a) 8,190 18,264
NETGEAR, Inc.* 2,880 74,246
NetScout Systems, Inc.* 6,618 235,468
Ondas Holdings, Inc.*(a) 2,893 13,250
Plantronics, Inc.* 3,841 152,833
Ribbon Communications, Inc.* 6,875 23,306
Viavi Solutions, Inc.* 21,931 324,579
2,152,029
Construction & Engineering 1.4%
Ameresco, Inc., Class A* 2,914 166,739
API Group Corp.* 19,030 337,021
Arcosa, Inc. 4,563 235,268
Argan, Inc. 1,414 52,544
Comfort Systems USA, Inc. 3,317 350,474
Concrete Pumping Holdings,
Inc.*(a) 2,745 17,925
Construction Partners, Inc.,
Class A* 3,755 89,294
Dycom Industries, Inc.* 2,740 282,659
EMCOR Group, Inc. 4,776 555,783
Fluor Corp.*(a) 13,477 342,451
Granite Construction, Inc.(a) 4,336 129,646
Great Lakes Dredge & Dock
Corp.* 6,040 78,097
IES Holdings, Inc.* 836 27,588
Infrastructure and Energy
Alternatives, Inc.* 2,728 38,519
MYR Group, Inc.* 1,592 151,606
Northwest Pipe Co.* 985 30,880
NV5 Global, Inc.* 1,262 171,127
Primoris Services Corp. 4,931 115,188
Sterling Infrastructure, Inc.* 2,625 67,489
Tutor Perini Corp.* 4,143 37,619
3,277,917
Construction Materials 0.1%
Summit Materials, Inc., Class
A* 11,530 317,190
United States Lime & Minerals,
Inc. 214 22,014
339,204
Consumer Finance 0.7%
Atlanticus Holdings Corp.*(a) 493 19,050
Bread Financial Holdings, Inc. 2,351 93,123
Consumer Portfolio Services,
Inc.*(a) 1,196 15,333
Curo Group Holdings Corp. 1,901 13,611
Encore Capital Group, Inc.* 2,294 166,154
Enova International, Inc.* 2,858 98,630
EZCORP, Inc., Class A*(a) 4,554 36,614
FirstCash Holdings, Inc. 3,536 259,047
Green Dot Corp., Class A* 4,472 125,663
Common Stocks
Shares Value ($)
Consumer Finance
LendingClub Corp.* 9,635 133,445
LendingTree, Inc.* 1,071 48,816
Moneylion, Inc.*(a) 12,787 20,076
Navient Corp. 10,628 175,043
Nelnet, Inc., Class A 1,367 129,988
NerdWallet, Inc., Class A*(a) 2,225 19,313
Oportun Financial Corp.* 2,015 18,498
PRA Group, Inc.*(a) 3,815 151,990
PROG Holdings, Inc.* 5,332 98,215
Regional Management Corp. 706 28,946
Sunlight Financial Holdings,
Inc.*(a) 3,731 14,178
World Acceptance Corp.*(a) 417 46,193
1,711,926
Containers & Packaging 0.3%
Cryptyde, Inc.*(a) 1,644 1,825
Greif, Inc., Class A 2,467 174,220
Greif, Inc., Class B 571 39,867
Myers Industries, Inc. 3,254 79,170
O-I Glass, Inc.* 14,685 216,016
Pactiv Evergreen, Inc. 4,044 41,330
Ranpak Holdings Corp.* 3,576 18,273
TriMas Corp. 4,023 119,081
689,782
Distributors 0.0%
†
Funko, Inc., Class A* 3,050 79,940
Weyco Group, Inc. 396 10,431
90,371
Diversified Consumer Services 1.0%
2U, Inc.* 7,838 76,734
Adtalem Global Education,
Inc.* 4,334 173,793
American Public Education,
Inc.* 1,745 27,414
Beachbody Co., Inc. (The)* 9,111 10,933
Carriage Services, Inc. 1,130 40,996
Chegg, Inc.*(a) 11,333 241,393
Coursera, Inc.*(a) 10,273 142,692
Duolingo, Inc.* 2,145 196,804
European Wax Center, Inc.,
Class A 1,889 39,518
Frontdoor, Inc.* 7,882 211,001
Graham Holdings Co., Class B 361 214,611
Laureate Education, Inc.,
Class A 10,515 124,498
Nerdy, Inc.* 4,605 12,019
OneSpaWorld Holdings
Ltd.*(a) 5,379 38,783
Perdoceo Education Corp.* 6,668 91,352
PowerSchool Holdings, Inc.,
Class A* 4,035 58,144
Rover Group, Inc.*(a) 8,218 35,913
StoneMor, Inc.* 2,971 10,072
Strategic Education, Inc.(a) 2,205 158,385
Stride, Inc.*(a) 3,867 172,777
Udemy, Inc.*(a) 6,553 78,308
Universal Technical Institute,
Inc.* 2,701 21,716

Nationwide Small Cap Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Diversified Consumer Services
Vivint Smart Home, Inc.* 8,682 41,500
WW International, Inc.* 5,088 33,784
2,253,140
Diversified Financial Services 0.3%
Alerus Financial Corp. 1,429 35,211
A-Mark Precious Metals, Inc. 1,654 50,116
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,852 39,500
Cannae Holdings, Inc.* 7,377 155,729
Compass Diversified Holdings 5,591 134,911
Jackson Financial, Inc., Class
A 6,887 189,461
604,928
Diversified Telecommunication Services 0.6%
Anterix, Inc.* 1,055 46,937
ATN International, Inc. 1,053 48,480
Bandwidth, Inc., Class A* 2,225 37,002
Charge Enterprises, Inc.* 9,486 28,837
Cogent Communications
Holdings, Inc. 4,039 257,728
Consolidated Communications
Holdings, Inc.* 6,909 45,599
EchoStar Corp., Class A* 3,570 70,543
Globalstar, Inc.*(a) 65,367 91,514
IDT Corp., Class B* 1,368 35,609
Iridium Communications, Inc.* 11,953 534,419
Liberty Latin America Ltd.,
Class A* 4,063 29,944
Liberty Latin America Ltd.,
Class C* 14,646 107,502
Ooma, Inc.* 2,215 26,425
Radius Global Infrastructure,
Inc.* 6,786 103,690
Starry Group Holdings, Inc.,
Class A* 2,368 7,578
1,471,807
Electric Utilities 0.7%
ALLETE, Inc. 5,344 331,702
MGE Energy, Inc. 3,410 277,506
Otter Tail Corp. 3,894 273,631
PNM Resources, Inc. 8,048 388,477
Portland General Electric Co. 8,410 431,769
Via Renewables, Inc. 1,304 10,589
1,713,674
Electrical Equipment 1.2%
Allied Motion Technologies,
Inc. 1,074 28,934
Array Technologies, Inc.* 13,713 231,064
Atkore, Inc.* 4,069 403,930
AZZ, Inc. 2,298 97,757
Babcock & Wilcox Enterprises,
Inc.* 5,260 41,870
Blink Charging Co.*(a) 3,460 73,248
Bloom Energy Corp., Class
A*(a) 15,480 313,160
Encore Wire Corp. 1,832 253,677
Energy Vault Holdings, Inc.*(a) 2,212 9,843
Common Stocks
Shares Value ($)
Electrical Equipment
EnerSys 3,875 255,401
Enovix Corp.*(a) 9,853 131,242
ESS Tech, Inc.*(a) 7,186 27,307
Fluence Energy, Inc.*(a) 3,158 43,391
FTC Solar, Inc.*(a) 3,920 19,678
FuelCell Energy, Inc.*(a) 34,969 125,539
GrafTech International Ltd. 18,419 141,826
Heliogen, Inc.*(a) 2,996 7,400
NuScale Power Corp.*(a) 1,464 20,994
Powell Industries, Inc. 885 21,205
Preformed Line Products Co. 288 17,222
Shoals Technologies Group,
Inc., Class A* 10,185 240,672
Stem, Inc.*(a) 13,049 147,845
Thermon Group Holdings, Inc.* 3,123 48,625
TPI Composites, Inc.* 3,549 58,452
Vicor Corp.* 2,026 147,817
2,908,099
Electronic Equipment, Instruments & Components 2.3%
908 Devices, Inc.*(a) 2,243 50,468
Advanced Energy Industries,
Inc. 3,563 318,853
Aeva Technologies, Inc.*(a) 9,995 35,282
AEye, Inc.*(a) 4,846 10,855
Akoustis Technologies, Inc.*(a) 4,880 20,886
Arlo Technologies, Inc.* 7,715 54,237
Badger Meter, Inc. 2,758 265,292
Belden, Inc. 4,114 266,258
Benchmark Electronics, Inc. 3,484 89,121
CTS Corp. 3,041 123,708
ePlus, Inc.* 2,526 140,370
Evolv Technologies Holdings,
Inc.*(a) 7,023 18,892
Fabrinet* 3,474 333,712
FARO Technologies, Inc.* 1,740 56,585
Focus Universal, Inc.*(a) 1,520 21,174
Identiv, Inc.* 1,958 26,511
Insight Enterprises, Inc.* 3,030 283,032
Itron, Inc.* 4,363 254,799
Kimball Electronics, Inc.* 2,397 52,734
Knowles Corp.* 8,306 164,044
Lightwave Logic, Inc.* 10,079 107,543
Methode Electronics, Inc. 3,463 142,814
MicroVision, Inc.*(a) 15,589 80,283
Mirion Technologies, Inc.*(a) 11,965 81,362
Napco Security Technologies,
Inc.*(a) 2,896 74,311
nLight, Inc.* 4,132 50,658
Novanta, Inc.* 3,392 523,046
OSI Systems, Inc.* 1,485 143,555
Ouster, Inc.*(a) 12,030 21,173
PAR Technology Corp.*(a) 2,383 99,181
PC Connection, Inc. 996 47,240
Plexus Corp.*(a) 2,590 243,331
Rogers Corp.* 1,745 469,841
Sanmina Corp.* 5,620 258,801
ScanSource, Inc.* 2,385 76,201
SmartRent, Inc.*(a) 10,688 60,494
TTM Technologies, Inc.* 9,547 129,171

76 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Velodyne Lidar, Inc.*(a) 16,608 17,438
Vishay Intertechnology, Inc. 12,122 250,441
Vishay Precision Group, Inc.* 1,184 36,917
5,500,614
Energy Equipment & Services 1.5%
Archrock, Inc. 12,502 105,517
Borr Drilling Ltd.*(a) 12,224 46,940
Bristow Group, Inc.* 2,262 58,360
Cactus, Inc., Class A 5,579 232,031
ChampionX Corp. 19,147 399,981
Diamond Offshore Drilling,
Inc.*(a) 9,044 61,047
DMC Global, Inc.*(a) 1,761 40,080
Dril-Quip, Inc.* 3,363 86,261
Expro Group Holdings NV* 7,098 86,454
Helix Energy Solutions Group,
Inc.* 13,563 54,795
Helmerich & Payne, Inc.(a) 9,519 440,730
Liberty Energy, Inc., Class
A*(a) 13,271 188,448
Nabors Industries Ltd.* 836 119,122
National Energy Services
Reunited Corp.* 3,805 26,825
Newpark Resources, Inc.* 8,796 30,962
NexTier Oilfield Solutions, Inc.* 16,517 164,674
Noble Corp.* 3,498 104,940
Oceaneering International,
Inc.* 9,394 99,764
Oil States International,
Inc.*(a) 6,072 30,967
Patterson-UTI Energy, Inc.(a) 19,853 328,567
ProPetro Holding Corp.* 7,975 83,897
RPC, Inc.* 6,619 54,011
Select Energy Services, Inc.,
Class A* 5,884 43,953
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 31,795
TETRA Technologies, Inc.* 11,629 50,935
Tidewater, Inc.* 3,870 85,256
US Silica Holdings, Inc.* 6,960 96,257
Valaris Ltd.* 5,648 283,417
Weatherford International plc* 6,617 153,051
3,589,037
Entertainment 0.3%
Cinemark Holdings, Inc.*(a) 10,241 187,718
IMAX Corp.* 4,722 79,377
Liberty Media Corp.-Liberty
Braves, Class A*(a) 1,076 31,053
Liberty Media Corp.-Liberty
Braves, Class C* 3,430 94,908
Lions Gate Entertainment
Corp., Class A* 4,949 43,353
Lions Gate Entertainment
Corp., Class B* 10,537 87,563
Madison Square Garden
Entertainment Corp.*(a) 2,497 145,400
Marcus Corp. (The)*(a) 2,314 38,019
Playstudios, Inc.*(a) 6,910 27,778
Reservoir Media, Inc.*(a) 1,940 12,610
Common Stocks
Shares Value ($)
Entertainment
Skillz, Inc.*(a) 27,626 43,649
791,428
Equity Real Estate Investment Trusts (REITs) 6.1%
Acadia Realty Trust 8,032 137,588
Agree Realty Corp. 6,871 546,863
Alexander & Baldwin, Inc. 6,930 137,976
Alexander's, Inc. 189 46,023
American Assets Trust, Inc. 4,887 147,734
Apartment Investment and
Management Co., Class A* 14,115 117,437
Apple Hospitality REIT, Inc. 20,207 337,053
Armada Hoffler Properties, Inc. 5,989 84,924
Ashford Hospitality Trust, Inc.* 3,984 34,740
Bluerock Residential Growth
REIT, Inc. 2,596 68,197
Braemar Hotels & Resorts, Inc. 5,464 28,358
Brandywine Realty Trust 16,082 150,367
Broadstone Net Lease, Inc. 15,729 356,576
BRT Apartments Corp. 1,127 25,910
CareTrust REIT, Inc. 9,146 188,865
CatchMark Timber Trust, Inc.,
Class A 4,635 52,097
CBL & Associates Properties,
Inc. 2,680 82,517
Cedar Realty Trust, Inc. 888 25,805
Centerspace 1,367 117,412
Chatham Lodging Trust* 4,758 57,857
City Office REIT, Inc. 4,048 57,077
Clipper Realty, Inc. 1,519 13,686
Community Healthcare Trust,
Inc. 2,202 85,768
Corporate Office Properties
Trust 10,645 299,657
CTO Realty Growth, Inc. 1,818 38,542
DiamondRock Hospitality Co.* 20,038 185,953
Diversified Healthcare Trust 22,423 38,792
Easterly Government
Properties, Inc. 8,266 167,552
Empire State Realty Trust,
Inc., Class A 13,552 115,599
Equity Commonwealth* 9,988 280,163
Essential Properties Realty
Trust, Inc. 12,616 304,298
Farmland Partners, Inc. 4,529 67,210
Four Corners Property Trust,
Inc. 7,390 216,010
Franklin Street Properties
Corp. 9,714 36,816
Getty Realty Corp. 3,776 110,788
Gladstone Commercial Corp. 3,638 76,216
Gladstone Land Corp. 2,898 78,565
Global Medical REIT, Inc. 5,727 69,755
Global Net Lease, Inc. 9,977 150,553
Hersha Hospitality Trust* 2,727 27,488
Independence Realty Trust,
Inc. 20,436 453,679
Indus Realty Trust, Inc. 551 33,655
Industrial Logistics Properties
Trust 6,009 60,270

Nationwide Small Cap Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Innovative Industrial
Properties, Inc. 2,553 246,135
InvenTrust Properties Corp. 6,168 176,837
iStar, Inc. 6,539 109,267
Kite Realty Group Trust 20,106 399,908
LTC Properties, Inc. 3,615 151,468
LXP Industrial Trust 26,376 289,345
Macerich Co. (The) 20,456 217,038
National Health Investors, Inc. 4,086 264,936
Necessity Retail REIT, Inc.
(The) 11,875 92,506
NETSTREIT Corp. 4,825 98,912
NexPoint Residential Trust,
Inc. 2,116 140,799
Office Properties Income Trust 4,572 95,006
One Liberty Properties, Inc. 1,527 42,374
Orion Office REIT, Inc. 4,938 54,022
Outfront Media, Inc. 13,726 253,382
Paramount Group, Inc. 17,693 138,890
Pebblebrook Hotel Trust 12,485 244,207
Phillips Edison & Co., Inc. 10,778 366,883
Physicians Realty Trust 20,797 369,563
Piedmont Office Realty Trust,
Inc., Class A 11,909 163,868
Plymouth Industrial REIT, Inc. 3,600 69,336
Postal Realty Trust, Inc., Class
A 1,588 26,805
PotlatchDeltic Corp. 6,317 309,722
Retail Opportunity Investments
Corp. 11,370 198,520
RLJ Lodging Trust 15,602 194,869
RPT Realty 8,009 87,058
Ryman Hospitality Properties,
Inc.* 4,966 439,690
Sabra Health Care REIT, Inc. 21,568 331,931
Safehold, Inc. 1,965 83,788
Saul Centers, Inc. 1,206 63,050
Service Properties Trust 15,554 101,723
SITE Centers Corp. 18,506 270,373
STAG Industrial, Inc. 17,011 557,621
Summit Hotel Properties, Inc.* 9,803 76,953
Sunstone Hotel Investors, Inc.* 20,550 232,831
Tanger Factory Outlet Centers,
Inc. 9,631 156,696
Terreno Realty Corp. 7,075 443,249
UMH Properties, Inc. 4,641 98,900
Uniti Group, Inc. 21,622 215,571
Universal Health Realty
Income Trust 1,227 66,135
Urban Edge Properties 10,974 180,303
Urstadt Biddle Properties, Inc.,
Class A 2,993 55,071
Veris Residential, Inc.* 8,479 118,282
Washington REIT 8,099 179,555
Whitestone REIT 4,399 49,401
Xenia Hotels & Resorts, Inc.* 10,899 178,962
14,414,132
Food & Staples Retailing 0.6%
Andersons, Inc. (The) 2,967 107,316
Common Stocks
Shares Value ($)
Food & Staples Retailing
Chefs' Warehouse, Inc. (The)* 3,239 112,102
HF Foods Group, Inc.* 3,603 18,952
Ingles Markets, Inc., Class A 1,331 127,057
Natural Grocers by Vitamin
Cottage, Inc. 867 14,375
PriceSmart, Inc.(a) 2,309 153,271
Rite Aid Corp.*(a) 5,286 43,504
SpartanNash Co. 3,424 110,561
Sprouts Farmers Market, Inc.* 10,181 281,403
United Natural Foods, Inc.* 5,468 232,445
Village Super Market, Inc.,
Class A 852 19,230
Weis Markets, Inc. 1,539 118,395
1,338,611
Food Products 1.1%
Alico, Inc. 645 23,504
AppHarvest, Inc.*(a) 6,581 25,271
B&G Foods, Inc.(a) 6,538 161,554
Benson Hill, Inc.*(a) 15,199 49,397
Beyond Meat, Inc.*(a) 5,581 178,536
BRC, Inc., Class A*(a) 2,259 21,212
Calavo Growers, Inc. 1,637 65,971
Cal-Maine Foods, Inc. 3,636 185,836
Fresh Del Monte Produce, Inc. 2,881 85,595
Hain Celestial Group, Inc.
(The)* 7,198 163,754
Hostess Brands, Inc.* 12,843 290,509
J & J Snack Foods Corp. 1,391 188,494
John B Sanfilippo & Son, Inc. 808 60,519
Lancaster Colony Corp. 1,816 240,402
Landec Corp.* 2,745 28,768
Local Bounti Corp.*(a) 3,022 11,695
Mission Produce, Inc.* 3,514 49,829
Seneca Foods Corp., Class A* 660 37,567
Simply Good Foods Co. (The)* 8,368 272,964
Sovos Brands, Inc.* 2,433 34,451
SunOpta, Inc.* 8,731 77,007
Tattooed Chef, Inc.*(a) 4,431 27,960
Tootsie Roll Industries, Inc. 1,400 49,168
TreeHouse Foods, Inc.* 4,867 211,325
Utz Brands, Inc.(a) 6,332 106,504
Vital Farms, Inc.* 2,448 28,886
Whole Earth Brands, Inc.* 3,541 19,051
2,695,729
Gas Utilities 1.2%
Brookfield Infrastructure Corp.,
Class A 9,075 415,726
Chesapeake Utilities Corp. 1,633 223,933
New Jersey Resources Corp. 9,018 416,541
Northwest Natural Holding Co. 3,140 168,524
ONE Gas, Inc. 4,974 422,492
South Jersey Industries, Inc. 11,486 393,740
Southwest Gas Holdings, Inc. 6,204 539,500
Spire, Inc. 4,727 355,659
2,936,115
Health Care Equipment & Supplies 3.9%
Alphatec Holdings, Inc.* 6,694 50,473
AngioDynamics, Inc.* 3,507 79,574

78 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Artivion, Inc.*(a) 3,603 70,619
AtriCure, Inc.* 4,298 212,364
Atrion Corp. 134 90,571
Avanos Medical, Inc.* 4,446 126,133
Axogen, Inc.* 3,771 35,146
Axonics, Inc.* 4,330 280,887
BioLife Solutions, Inc.* 2,955 56,943
Bioventus, Inc., Class A*(a) 2,744 23,297
Butterfly Network, Inc.* 11,809 51,251
Cardiovascular Systems, Inc.* 3,736 57,572
Cerus Corp.* 15,938 86,065
CONMED Corp. 2,592 253,057
CryoPort, Inc.*(a) 4,354 161,969
Cue Health, Inc.* 9,556 32,299
Cutera, Inc.*(a) 1,408 65,359
Embecta Corp.*(a) 5,549 163,307
Figs, Inc., Class A*(a) 11,514 121,703
Glaukos Corp.* 4,319 232,578
Haemonetics Corp.* 4,759 330,703
Heska Corp.* 899 82,249
Inari Medical, Inc.* 4,545 352,601
Inogen, Inc.* 2,430 67,603
Inspire Medical Systems, Inc.* 2,562 535,432
Integer Holdings Corp.* 3,138 219,315
iRadimed Corp. 520 21,970
iRhythm Technologies, Inc.* 2,791 431,572
Lantheus Holdings, Inc.* 6,340 486,405
LeMaitre Vascular, Inc. 1,747 87,961
LivaNova plc* 5,059 322,107
Meridian Bioscience, Inc.* 4,041 127,938
Merit Medical Systems, Inc.* 5,144 295,677
Mesa Laboratories, Inc.(a) 476 101,507
Nano-X Imaging Ltd.*(a) 3,704 44,596
Neogen Corp.* 10,472 242,217
Nevro Corp.* 3,243 140,584
NuVasive, Inc.* 4,976 261,339
Omnicell, Inc.* 4,099 451,382
OraSure Technologies, Inc.*(a) 6,842 20,937
Orthofix Medical, Inc.* 1,884 48,325
OrthoPediatrics Corp.* 1,320 62,370
Outset Medical, Inc.* 4,481 69,231
Paragon 28, Inc.*(a) 4,131 78,489
PROCEPT BioRobotics
Corp.*(a) 2,319 88,818
Pulmonx Corp.*(a) 3,424 58,345
RxSight, Inc.*(a) 1,650 24,684
SeaSpine Holdings Corp.* 3,203 19,026
Senseonics Holdings, Inc.*(a) 41,335 53,322
Shockwave Medical, Inc.* 3,340 704,506
SI-BONE, Inc.* 2,966 39,863
Sight Sciences, Inc.*(a) 2,106 19,544
Silk Road Medical, Inc.* 3,284 149,455
STAAR Surgical Co.* 4,520 364,764
Surmodics, Inc.* 1,282 44,614
Tactile Systems Technology,
Inc.* 1,898 14,709
TransMedics Group, Inc.* 2,599 104,948
Treace Medical Concepts,
Inc.*(a) 2,844 48,120
UFP Technologies, Inc.*(a) 662 53,304
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Utah Medical Products, Inc. 343 31,330
Varex Imaging Corp.* 3,650 81,358
Vicarious Surgical, Inc.*(a) 4,621 18,022
ViewRay, Inc.* 13,646 41,620
Zimvie, Inc.* 1,801 34,975
Zynex, Inc.(a) 2,132 18,293
9,147,297
Health Care Providers & Services 3.0%
1Life Healthcare, Inc.* 17,240 292,046
23andMe Holding Co.*(a) 15,219 42,309
Accolade, Inc.* 6,263 57,870
AdaptHealth Corp.* 6,854 151,542
Addus HomeCare Corp.* 1,486 137,916
Agiliti, Inc.* 2,715 59,431
AirSculpt Technologies, Inc.* 628 4,880
Alignment Healthcare, Inc.* 7,503 110,144
AMN Healthcare Services,
Inc.*(a) 4,135 464,939
Apollo Medical Holdings,
Inc.*(a) 3,599 190,855
ATI Physical Therapy, Inc.*(a) 7,024 7,375
Aveanna Healthcare Holdings,
Inc.* 3,656 7,751
Brookdale Senior Living, Inc.* 17,843 86,003
Cano Health, Inc.* 14,567 88,713
CareMax, Inc.*(a) 4,983 35,628
Castle Biosciences, Inc.* 2,450 68,502
Clover Health Investments
Corp.*(a) 34,580 96,824
Community Health Systems,
Inc.* 11,774 35,086
CorVel Corp.* 840 138,508
Covetrus, Inc.* 9,807 203,691
Cross Country Healthcare,
Inc.*(a) 3,257 85,854
DocGo, Inc.*(a) 6,915 53,453
Ensign Group, Inc. (The)(a) 5,080 404,825
Fulgent Genetics, Inc.* 1,996 119,261
Hanger, Inc.* 3,555 66,016
HealthEquity, Inc.* 7,757 451,225
Hims & Hers Health, Inc.*(a) 10,554 65,329
Innovage Holding Corp.*(a) 1,737 7,730
Invitae Corp.*(a) 23,929 45,465
Joint Corp. (The)* 1,297 22,179
LHC Group, Inc.* 2,801 456,731
LifeStance Health Group,
Inc.*(a) 6,778 40,397
ModivCare, Inc.* 1,193 119,061
National HealthCare Corp. 1,187 84,313
National Research Corp. 1,401 53,098
Oncology Institute, Inc.
(The)*(a) 1,986 12,830
OPKO Health, Inc.* 38,556 90,992
Option Care Health, Inc.* 13,456 452,122
Owens & Minor, Inc. 6,879 243,585
P3 Health Partners, Inc.*(a) 2,825 13,871
Patterson Cos., Inc. 8,078 250,903
Pediatrix Medical Group, Inc.* 8,109 183,750
Pennant Group, Inc. (The)* 2,429 32,403

Nationwide Small Cap Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Health Care Providers & Services
PetIQ, Inc.* 2,580 42,312
Privia Health Group, Inc.* 3,953 145,391
Progyny, Inc.* 6,841 208,856
R1 RCM, Inc.* 12,660 316,500
RadNet, Inc.* 4,345 89,377
Select Medical Holdings Corp. 10,144 300,465
Sema4 Holdings Corp.*(a) 13,635 22,089
Surgery Partners, Inc.* 3,667 144,406
US Physical Therapy, Inc.(a) 1,220 158,332
7,063,134
Health Care Technology 0.6%
Allscripts Healthcare Solutions,
Inc.* 10,289 162,772
American Well Corp., Class A* 20,561 80,188
Babylon Holdings Ltd., Class
A* 10,839 10,947
Computer Programs &
Systems, Inc.* 1,315 44,394
Convey Health Solutions
Holdings, Inc.* 1,287 13,449
Evolent Health, Inc., Class
A*(a) 7,624 259,140
Health Catalyst, Inc.* 4,999 83,683
HealthStream, Inc.* 2,396 57,648
Multiplan Corp.*(a) 34,565 174,899
NextGen Healthcare, Inc.* 5,322 91,113
Nutex Health, Inc.* 3,722 9,826
OptimizeRx Corp.* 1,677 37,682
Phreesia, Inc.* 4,736 111,249
Schrodinger, Inc.* 4,885 152,901
Sharecare, Inc.*(a) 6,448 9,221
Simulations Plus, Inc. 1,449 92,953
1,392,065
Hotels, Restaurants & Leisure 2.2%
Accel Entertainment, Inc.* 5,387 64,967
Bally's Corp.*(a) 3,760 82,607
Biglari Holdings, Inc., Class B* 64 7,693
BJ's Restaurants, Inc.* 2,108 49,475
Bloomin' Brands, Inc.(a) 8,473 172,764
Bluegreen Vacations Holding
Corp. 1,290 33,901
Bowlero Corp.*(a) 3,502 40,063
Brinker International, Inc.* 4,177 115,912
Century Casinos, Inc.* 2,834 23,891
Cheesecake Factory, Inc.
(The)(a) 4,725 138,112
Chuy's Holdings, Inc.* 1,758 39,080
Cracker Barrel Old Country
Store, Inc. 2,171 206,397
Dave & Buster's
Entertainment, Inc.* 4,096 153,027
Denny's Corp.* 5,803 56,347
Dine Brands Global, Inc.(a) 1,559 111,172
El Pollo Loco Holdings, Inc.* 1,956 19,012
Everi Holdings, Inc.* 8,172 156,984
F45 Training Holdings, Inc.* 2,992 5,894
First Watch Restaurant Group,
Inc.* 1,038 17,252
Full House Resorts, Inc.* 3,100 19,251
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Golden Entertainment, Inc.* 1,955 85,766
Hilton Grand Vacations, Inc.* 8,539 348,135
Inspirato, Inc.* 1,634 8,219
Inspired Entertainment, Inc.* 1,845 19,077
International Game
Technology plc 9,579 181,522
Jack in the Box, Inc. 1,996 138,003
Krispy Kreme, Inc.(a) 6,508 92,934
Kura Sushi USA, Inc., Class A* 500 42,220
Life Time Group Holdings,
Inc.* 3,680 53,360
Light & Wonder, Inc.* 9,080 462,535
Lindblad Expeditions Holdings,
Inc.*(a) 2,806 22,167
Monarch Casino & Resort,
Inc.* 1,231 78,969
NEOGAMES SA* 989 15,122
Noodles & Co., Class A* 3,955 20,606
ONE Group Hospitality, Inc.
(The)* 1,852 15,538
Papa John's International, Inc. 3,115 298,697
Portillo's, Inc., Class A*(a) 2,225 50,797
RCI Hospitality Holdings, Inc. 862 49,100
Red Rock Resorts, Inc., Class
A 5,062 199,088
Rush Street Interactive, Inc.* 4,959 27,473
Ruth's Hospitality Group, Inc. 3,016 52,931
SeaWorld Entertainment, Inc.* 4,256 203,139
Shake Shack, Inc., Class A*(a) 3,530 181,654
Sonder Holdings, Inc.*(a) 8,103 12,560
Sweetgreen, Inc., Class A*(a) 1,163 18,271
Target Hospitality Corp.* 2,500 34,375
Texas Roadhouse, Inc. 6,401 558,295
Vacasa, Inc., Class A*(a) 3,880 10,127
Wingstop, Inc.(a) 2,807 354,187
Xponential Fitness, Inc., Class
A* 1,259 18,684
5,167,352
Household Durables 1.7%
Aterian, Inc.* 6,464 14,738
Beazer Homes USA, Inc.* 2,931 43,232
Cavco Industries, Inc.* 856 220,668
Century Communities, Inc. 2,811 143,839
Dream Finders Homes, Inc.,
Class A*(a) 1,888 24,544
Ethan Allen Interiors, Inc. 2,155 49,544
GoPro, Inc., Class A*(a) 12,312 78,304
Green Brick Partners, Inc.*(a) 2,695 72,226
Helen of Troy Ltd.* 2,232 298,619
Hovnanian Enterprises, Inc.,
Class A* 485 23,527
Installed Building Products,
Inc. 2,258 229,006
iRobot Corp.*(a) 2,566 118,062
KB Home 7,601 248,097
Landsea Homes Corp.* 1,027 7,559
La-Z-Boy, Inc.(a) 4,053 112,957
Legacy Housing Corp.* 564 7,659
LGI Homes, Inc.*(a) 1,910 215,448

80 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Household Durables
Lifetime Brands, Inc. 1,270 13,665
Lovesac Co. (The)* 1,259 39,231
M/I Homes, Inc.* 2,841 130,714
MDC Holdings, Inc. 5,490 199,013
Meritage Homes Corp.* 3,396 299,867
Purple Innovation, Inc.*(a) 5,433 18,961
Skyline Champion Corp.* 5,025 318,083
Snap One Holdings Corp.* 1,826 22,204
Sonos, Inc.* 12,166 268,990
Taylor Morrison Home Corp.,
Class A* 10,807 310,161
Traeger, Inc.* 3,642 11,181
Tri Pointe Homes, Inc.* 9,370 173,532
Tupperware Brands Corp.* 4,685 34,950
Universal Electronics, Inc.* 1,214 33,689
Vizio Holding Corp., Class
A*(a) 6,011 55,061
Vuzix Corp.*(a) 5,561 45,433
Weber, Inc., Class A(a) 2,543 16,199
3,898,963
Household Products 0.3%
Central Garden & Pet Co.* 924 40,046
Central Garden & Pet Co.,
Class A* 3,835 156,468
Energizer Holdings, Inc. 6,295 185,891
WD-40 Co. 1,274 225,970
608,375
Independent Power and Renewable Electricity Producers
0.5%
Altus Power, Inc.*(a) 3,630 28,459
Clearway Energy, Inc., Class A 3,334 115,123
Clearway Energy, Inc., Class C 7,737 290,447
Montauk Renewables, Inc.* 5,829 69,773
Ormat Technologies, Inc.(a) 4,264 369,007
Sunnova Energy International,
Inc.*(a) 9,048 235,429
1,108,238
Industrial Conglomerates 0.0%
†
Brookfield Business Corp.,
Class A(a) 2,155 49,242
Insurance 1.9%
Ambac Financial Group, Inc.* 4,312 50,752
American Equity Investment
Life Holding Co. 7,176 269,531
AMERISAFE, Inc. 1,841 83,876
Argo Group International
Holdings Ltd. 3,004 98,501
Bright Health Group, Inc.*(a) 17,380 29,198
BRP Group, Inc., Class A* 5,381 148,354
CNO Financial Group, Inc. 10,988 206,025
Crawford & Co., Class A 1,679 12,173
Donegal Group, Inc., Class A 1,195 16,921
eHealth, Inc.* 2,314 17,124
Employers Holdings, Inc. 2,166 86,012
Enstar Group Ltd.* 1,113 220,285
Genworth Financial, Inc.,
Class A* 48,050 204,212
Common Stocks
Shares Value ($)
Insurance
Goosehead Insurance, Inc.,
Class A(a) 1,729 97,187
Greenlight Capital Re Ltd.,
Class A* 2,858 20,549
HCI Group, Inc.(a) 714 48,888
Hippo Holdings, Inc.*(a) 22,686 19,374
Horace Mann Educators Corp. 3,954 135,424
Investors Title Co. 135 20,115
James River Group Holdings
Ltd. 2,974 70,662
Kinsale Capital Group, Inc. 2,026 492,743
Lemonade, Inc.* 3,649 68,784
MBIA, Inc.* 4,444 55,906
Mercury General Corp. 2,615 109,647
National Western Life Group,
Inc., Class A 243 49,086
NI Holdings, Inc.* 857 12,718
Oscar Health, Inc., Class A* 10,713 57,850
Palomar Holdings, Inc.* 2,327 145,135
ProAssurance Corp. 5,093 112,708
RLI Corp. 3,677 404,396
Root, Inc., Class A*(a) 11,866 12,459
Safety Insurance Group, Inc. 1,191 103,081
Selective Insurance Group,
Inc. 5,552 432,279
Selectquote, Inc.* 12,915 23,764
SiriusPoint Ltd.* 8,441 36,972
Stewart Information Services
Corp. 2,529 138,210
Tiptree, Inc. 2,044 22,709
Trean Insurance Group, Inc.* 1,839 9,489
Trupanion, Inc.*(a) 3,669 231,257
United Fire Group, Inc. 1,888 61,983
Universal Insurance Holdings,
Inc. 2,267 28,678
4,465,017
Interactive Media & Services 0.8%
Arena Group Holdings, Inc.
(The)* 1,065 11,087
Bumble, Inc., Class A* 8,196 310,792
Cargurus, Inc.* 9,550 231,969
Cars.com, Inc.* 6,546 76,981
DHI Group, Inc.* 3,527 17,247
Eventbrite, Inc., Class A* 7,312 68,440
EverQuote, Inc., Class A* 1,856 19,395
fuboTV, Inc.*(a) 17,173 43,104
MediaAlpha, Inc., Class A* 2,082 25,650
Outbrain, Inc.* 4,543 25,441
QuinStreet, Inc.* 4,917 52,858
Shutterstock, Inc.(a) 2,240 126,560
TrueCar, Inc.* 8,503 21,853
Vimeo, Inc.* 12,941 71,952
Vinco Ventures, Inc.*(a) 16,445 12,498
Yelp, Inc.*(a) 6,515 199,750
Ziff Davis, Inc.* 4,374 358,187
ZipRecruiter, Inc., Class A* 7,175 125,778
1,799,542

Nationwide Small Cap Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc.,
Class A*(a) 2,631 26,231
1stdibs.com, Inc.*(a) 2,086 13,517
aka Brands Holding Corp.*(a) 912 1,715
BARK, Inc.*(a) 8,272 11,829
CarParts.com, Inc.* 4,490 35,830
ContextLogic, Inc., Class A*(a) 51,282 76,923
Duluth Holdings, Inc., Class B* 1,128 10,874
Groupon, Inc.* 2,102 22,281
Lands' End, Inc.* 1,408 17,952
Liquidity Services, Inc.* 2,163 43,541
Lulu's Fashion Lounge
Holdings, Inc.* 555 3,108
Overstock.com, Inc.*(a) 4,047 117,363
PetMed Express, Inc.(a) 1,978 43,160
Porch Group, Inc.*(a) 7,274 14,039
Poshmark, Inc., Class A* 4,066 43,872
Quotient Technology, Inc.*(a) 8,964 24,830
Qurate Retail, Inc., Series A 30,747 83,939
RealReal, Inc. (The)* 7,451 17,361
Rent the Runway, Inc., Class
A*(a) 5,433 24,123
Revolve Group, Inc.*(a) 3,865 109,457
RumbleON, Inc., Class B* 844 14,095
Stitch Fix, Inc., Class A* 7,702 45,981
ThredUp, Inc., Class A* 5,220 11,745
Vivid Seats, Inc., Class A 2,123 17,748
Xometry, Inc., Class A*(a) 3,062 116,356
947,870
IT Services 2.2%
AvidXchange Holdings,
Inc.*(a) 13,333 96,264
BigCommerce Holdings, Inc.,
Series 1* 5,825 91,161
Brightcove, Inc.* 4,060 24,157
Cantaloupe, Inc.* 5,521 33,512
Cass Information Systems,
Inc. 1,255 45,757
Cerberus Cyber Sentinel
Corp.*(a) 4,190 13,450
Conduent, Inc.* 16,082 74,942
Core Scientific, Inc.*(a) 20,180 50,652
CSG Systems International,
Inc.(a) 3,081 201,035
Cyxtera Technologies, Inc.*(a) 3,959 48,260
DigitalOcean Holdings, Inc.*(a) 7,266 297,761
Edgio, Inc.*(a) 12,615 31,916
EVERTEC, Inc. 5,730 223,413
Evo Payments, Inc., Class A* 4,434 121,225
ExlService Holdings, Inc.* 3,002 505,447
Fastly, Inc., Class A* 10,205 116,031
Flywire Corp.* 5,301 124,361
Grid Dynamics Holdings, Inc.* 4,986 94,086
Hackett Group, Inc. (The) 2,349 49,258
I3 Verticals, Inc., Class A* 2,003 54,341
IBEX Holdings Ltd.* 552 9,969
Information Services Group,
Inc. 2,880 21,485
Common Stocks
Shares Value ($)
IT Services
International Money Express,
Inc.* 3,386 81,399
Marqeta, Inc., Class A*(a) 42,488 407,460
Maximus, Inc. 5,833 389,936
MoneyGram International,
Inc.* 8,949 90,922
Paya Holdings, Inc.* 7,790 54,452
Payoneer Global, Inc.* 19,855 106,026
Paysafe Ltd.*(a) 30,859 62,027
Perficient, Inc.* 3,407 359,507
PFSweb, Inc.*(a) 1,457 15,896
Priority Technology Holdings,
Inc.*(a) 732 3,287
Rackspace Technology,
Inc.*(a) 5,096 34,347
Remitly Global, Inc.* 7,720 73,572
Repay Holdings Corp.* 8,284 111,006
Sabre Corp.* 31,478 193,590
SolarWinds Corp. 4,913 52,618
Squarespace, Inc., Class A*(a) 2,865 60,938
StoneCo Ltd., Class A* 26,795 256,696
TTEC Holdings, Inc. 1,752 128,194
Tucows, Inc., Class A*(a) 959 44,373
Unisys Corp.* 6,278 86,134
Verra Mobility Corp.*(a) 13,534 223,176
5,164,039
Leisure Products 0.5%
Acushnet Holdings Corp.(a) 3,249 158,324
AMMO, Inc.*(a) 8,211 40,070
Callaway Golf Co.* 13,285 304,891
Clarus Corp.(a) 2,530 52,168
Johnson Outdoors, Inc., Class
A 496 33,386
Latham Group, Inc.* 4,039 22,174
Malibu Boats, Inc., Class A* 2,001 124,962
Marine Products Corp. 694 7,537
MasterCraft Boat Holdings,
Inc.* 1,622 38,425
Smith & Wesson Brands, Inc. 4,522 65,795
Solo Brands, Inc., Class A* 1,108 5,529
Sturm Ruger & Co., Inc.(a) 1,628 107,660
Vista Outdoor, Inc.* 5,324 160,252
1,121,173
Life Sciences Tools & Services 0.7%
AbCellera Biologics, Inc.*(a) 19,618 196,965
Absci Corp.* 5,243 17,249
Adaptive Biotechnologies
Corp.* 9,827 90,015
Akoya Biosciences, Inc.*(a) 1,283 18,065
Alpha Teknova, Inc.* 657 4,264
Berkeley Lights, Inc.* 4,899 21,997
Bionano Genomics, Inc.*(a) 27,903 51,900
Codexis, Inc.* 5,840 40,062
Cytek Biosciences, Inc.* 10,410 133,248
Inotiv, Inc.*(a) 1,841 34,390
MaxCyte, Inc.* 9,076 49,464
Medpace Holdings, Inc.* 2,564 434,675
NanoString Technologies, Inc.* 4,336 55,501

82 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Nautilus Biotechnology,
Inc.*(a) 4,017 11,689
NeoGenomics, Inc.* 12,170 123,160
Pacific Biosciences of
California, Inc.*(a) 21,435 93,671
Quanterix Corp.* 2,924 46,755
Quantum-Si, Inc.*(a) 8,046 26,150
Science 37 Holdings, Inc.*(a) 5,281 10,509
Seer, Inc.* 5,351 48,159
Singular Genomics Systems,
Inc.*(a) 4,442 16,924
SomaLogic, Inc.*(a) 13,221 66,766
1,591,578
Machinery 3.8%
Alamo Group, Inc. 951 123,069
Albany International Corp.,
Class A 2,916 266,143
Altra Industrial Motion Corp. 6,205 258,935
Astec Industries, Inc. 2,172 106,710
Barnes Group, Inc. 4,529 153,171
Berkshire Grey, Inc.* 7,063 12,431
Blue Bird Corp.* 1,550 17,298
Chart Industries, Inc.* 3,421 667,403
CIRCOR International, Inc.* 1,745 30,380
Columbus McKinnon Corp. 2,638 87,318
Desktop Metal, Inc., Class
A*(a) 23,447 49,942
Douglas Dynamics, Inc. 2,141 68,212
Energy Recovery, Inc.* 5,297 117,752
Enerpac Tool Group Corp. 5,770 117,131
EnPro Industries, Inc. 1,956 182,847
ESCO Technologies, Inc. 2,424 187,981
Evoqua Water Technologies
Corp.* 10,914 415,933
Federal Signal Corp. 5,556 230,685
Franklin Electric Co., Inc. 4,335 393,705
Gorman-Rupp Co. (The) 2,152 66,066
Greenbrier Cos., Inc. (The)(a) 2,954 93,996
Helios Technologies, Inc. 3,115 214,374
Hillenbrand, Inc. 6,776 313,051
Hillman Solutions Corp.*(a) 12,045 124,666
Hydrofarm Holdings Group,
Inc.*(a) 3,672 11,861
Hyliion Holdings Corp.* 11,109 43,658
Hyster-Yale Materials
Handling, Inc. 947 32,757
Hyzon Motors, Inc.*(a) 7,810 31,396
John Bean Technologies Corp.
(a) 2,981 334,796
Kadant, Inc. 1,086 221,381
Kennametal, Inc. 8,068 216,626
Lightning eMotors, Inc.*(a) 3,334 11,836
Lindsay Corp. 1,033 159,041
Luxfer Holdings plc(a) 2,323 37,958
Manitowoc Co., Inc. (The)* 3,253 37,182
Markforged Holding Corp.*(a) 9,255 20,268
Meritor, Inc.*(a) 6,490 236,366
Microvast Holdings, Inc.* 15,342 40,656
Miller Industries, Inc. 1,051 25,256
Common Stocks
Shares Value ($)
Machinery
Mueller Industries, Inc. 5,269 354,762
Mueller Water Products, Inc.,
Class A 14,830 193,087
Nikola Corp.*(a) 26,697 166,055
Omega Flex, Inc. 304 34,957
Proterra, Inc.*(a) 19,939 107,471
Proto Labs, Inc.* 2,658 129,950
RBC Bearings, Inc.* 2,692 635,312
REV Group, Inc. 3,371 39,238
Sarcos Technology and
Robotics Corp.*(a) 6,529 21,872
Shyft Group, Inc. (The) 3,333 86,458
SPX Corp.* 4,093 242,019
Standex International Corp. 1,141 110,768
Tennant Co. 1,766 118,375
Terex Corp. 6,506 218,016
Titan International, Inc.* 4,784 80,180
Trinity Industries, Inc. 7,711 200,100
Velo3D, Inc.* 7,184 23,061
Wabash National Corp. 4,876 88,061
Watts Water Technologies,
Inc., Class A 2,561 353,751
Xos, Inc.*(a) 5,663 10,137
8,973,867
Marine 0.3%
Costamare, Inc. 5,014 58,814
Eagle Bulk Shipping, Inc. 1,217 64,416
Eneti, Inc.(a) 1,940 12,455
Genco Shipping & Trading Ltd. 3,520 67,866
Golden Ocean Group Ltd.(a) 11,257 122,926
Matson, Inc. 3,678 337,162
Safe Bulkers, Inc. 5,545 21,404
685,043
Media 0.9%
Advantage Solutions, Inc.* 7,239 32,141
AMC Networks, Inc., Class A* 2,777 84,754
Audacy, Inc.* 12,043 7,671
Boston Omaha Corp., Class A* 1,949 47,556
Cardlytics, Inc.* 3,087 42,601
Clear Channel Outdoor
Holdings, Inc.* 34,415 53,343
Cumulus Media, Inc., Class A* 1,564 12,418
Daily Journal Corp.* 102 27,571
Entravision Communications
Corp., Class A 5,926 31,763
EW Scripps Co. (The), Class
A* 5,372 76,605
Gambling.com Group Ltd.*(a) 980 7,605
Gannett Co., Inc.* 13,690 41,207
Gray Television, Inc. 8,098 150,380
iHeartMedia, Inc., Class A* 10,613 79,385
Integral Ad Science Holding
Corp.* 3,038 28,770
John Wiley & Sons, Inc., Class
A 4,089 213,528
Loyalty Ventures, Inc.* 2,794 8,242
Magnite, Inc.* 12,419 94,881
PubMatic, Inc., Class A* 3,774 62,611
Scholastic Corp. 2,448 115,227

Nationwide Small Cap Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Media
Sinclair Broadcast Group, Inc.,
Class A 3,743 81,747
Stagwell, Inc.*(a) 7,947 52,530
TechTarget, Inc.* 2,666 173,797
TEGNA, Inc. 20,918 438,023
Thryv Holdings, Inc.* 2,633 64,087
WideOpenWest, Inc.* 4,967 91,293
2,119,736
Metals & Mining 1.4%
5E Advanced Materials,
Inc.*(a) 2,795 45,503
Alpha Metallurgical Resources,
Inc. 1,666 227,842
Arconic Corp.* 9,594 289,835
ATI, Inc.*(a) 11,720 291,711
Carpenter Technology Corp.(a) 4,515 145,112
Century Aluminum Co.* 4,849 38,259
Coeur Mining, Inc.* 24,465 78,533
Commercial Metals Co. 11,367 450,360
Compass Minerals
International, Inc. 3,271 121,779
Constellium SE* 11,885 173,878
Dakota Gold Corp.*(a) 3,853 17,223
Haynes International, Inc. 1,240 47,938
Hecla Mining Co.(a) 50,001 226,504
Hycroft Mining Holding
Corp.*(a) 11,767 12,120
Kaiser Aluminum Corp. 1,498 113,503
Materion Corp. 1,931 158,226
Novagold Resources, Inc.* 22,478 109,693
Olympic Steel, Inc. 906 26,935
Piedmont Lithium, Inc.* 1,573 71,115
PolyMet Mining Corp.* 2,809 8,371
Ramaco Resources, Inc. 2,232 26,204
Ryerson Holding Corp. 1,588 43,511
Schnitzer Steel Industries,
Inc., Class A 2,505 89,078
SunCoke Energy, Inc. 7,952 58,845
TimkenSteel Corp.*(a) 4,308 87,409
Warrior Met Coal, Inc. 4,878 155,755
Worthington Industries, Inc. 2,940 150,557
3,265,799
Mortgage Real Estate Investment Trusts (REITs) 1.5%
AFC Gamma, Inc. 1,587 26,027
Angel Oak Mortgage, Inc. 695 9,834
Apollo Commercial Real
Estate Finance, Inc. 13,299 169,961
Arbor Realty Trust, Inc. 14,759 245,295
Ares Commercial Real Estate
Corp. 4,149 56,841
ARMOUR Residential REIT,
Inc. 11,898 93,637
Blackstone Mortgage Trust,
Inc., Class A 16,412 508,280
BrightSpire Capital, Inc. 9,502 83,998
Broadmark Realty Capital, Inc. 12,497 94,852
Chicago Atlantic Real Estate
Finance, Inc. 783 11,134
Chimera Investment Corp. 22,389 234,413
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Claros Mortgage Trust, Inc.(a) 8,481 162,496
Dynex Capital, Inc. 3,414 57,355
Ellington Financial, Inc. 5,150 82,657
Franklin BSP Realty Trust, Inc. 7,881 120,973
Granite Point Mortgage Trust,
Inc. 4,847 51,427
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 8,047 290,416
Invesco Mortgage Capital, Inc. 2,777 49,153
KKR Real Estate Finance
Trust, Inc. 5,033 98,093
Ladder Capital Corp. 11,020 130,918
MFA Financial, Inc. 9,358 121,280
New York Mortgage Trust, Inc. 36,726 115,320
Nexpoint Real Estate Finance,
Inc. 601 12,681
Orchid Island Capital, Inc. 16,819 54,157
PennyMac Mortgage
Investment Trust 8,290 127,334
Ready Capital Corp. 7,168 99,707
Redwood Trust, Inc. 10,844 93,909
TPG RE Finance Trust, Inc. 6,823 74,030
Two Harbors Investment Corp. 32,912 177,067
3,453,245
Multiline Retail 0.1%
Big Lots, Inc.(a) 2,797 56,471
Dillard's, Inc., Class A(a) 393 89,349
Franchise Group, Inc. 2,685 88,417
234,237
Multi-Utilities 0.5%
Avista Corp. 6,464 273,169
Black Hills Corp. 6,098 470,765
NorthWestern Corp.(a) 5,053 280,189
Unitil Corp. 1,492 81,717
1,105,840
Oil, Gas & Consumable Fuels 4.2%
Aemetis, Inc.*(a) 2,639 19,397
Alto Ingredients, Inc.*(a) 6,777 29,141
Amplify Energy Corp.* 3,841 26,311
Arch Resources, Inc.(a) 1,433 185,058
Archaea Energy, Inc.* 5,359 87,780
Ardmore Shipping Corp.* 3,142 25,607
Berry Corp. 8,330 71,138
Brigham Minerals, Inc., Class
A 5,399 143,343
California Resources Corp. 7,394 331,695
Callon Petroleum Co.* 4,547 209,344
Centennial Resource
Development, Inc., Class
A*(a) 19,944 132,827
Centrus Energy Corp., Class
A* 895 29,669
Chord Energy Corp. 4,006 513,785
Civitas Resources, Inc.(a) 6,954 410,008
Clean Energy Fuels Corp.* 14,836 96,137
CNX Resources Corp.* 18,519 319,823
Comstock Resources, Inc.* 8,678 138,240

84 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
CONSOL Energy, Inc.* 3,276 200,884
Crescent Energy Co., Class
A(a) 3,880 56,648
CVR Energy, Inc. 2,830 94,918
Delek US Holdings, Inc. 6,460 172,224
Denbury, Inc.* 4,804 345,456
DHT Holdings, Inc. 13,721 90,147
Dorian LPG Ltd. 2,831 45,636
Earthstone Energy, Inc., Class
A*(a) 4,347 61,684
Empire Petroleum Corp.*(a) 977 10,747
Energy Fuels, Inc.* 14,527 97,476
Equitrans Midstream Corp. 38,754 304,219
Excelerate Energy, Inc., Class
A* 1,457 32,258
FLEX LNG Ltd.(a) 2,646 84,302
Frontline Ltd.* 11,935 114,457
Gevo, Inc.*(a) 19,704 57,930
Golar LNG Ltd.* 9,354 209,249
Green Plains, Inc.*(a) 3,466 124,845
Gulfport Energy Corp.* 1,167 107,411
HighPeak Energy, Inc.(a) 490 12,044
International Seaways, Inc. 4,517 106,827
Kinetik Holdings, Inc.(a) 1,598 65,007
Kosmos Energy Ltd.* 42,914 272,075
Laredo Petroleum, Inc.*(a) 1,591 141,074
Magnolia Oil & Gas Corp.,
Class A(a) 16,214 391,244
Matador Resources Co.(a) 10,714 619,055
Murphy Oil Corp. 13,887 487,989
NACCO Industries, Inc., Class
A 444 17,449
NextDecade Corp.*(a) 3,069 21,698
Nordic American Tankers Ltd.
(a) 15,263 36,631
Northern Oil and Gas, Inc.(a) 6,577 189,615
Par Pacific Holdings, Inc.* 4,279 70,603
PBF Energy, Inc., Class A*(a) 9,159 305,453
Peabody Energy Corp.*(a) 10,933 229,484
Petrocorp, Inc.*^∞ 1,500 0
Ranger Oil Corp. 2,030 77,262
REX American Resources
Corp.* 542 51,739
Riley Exploration Permian, Inc. 998 26,427
Ring Energy, Inc.*(a) 8,832 24,818
SandRidge Energy, Inc.*(a) 1,762 33,002
Scorpio Tankers, Inc. 4,622 178,455
SFL Corp. Ltd. 10,335 103,040
SilverBow Resources, Inc.*(a) 1,174 53,053
Sitio Royalties Corp. 1,553 45,829
SM Energy Co. 11,457 472,945
Talos Energy, Inc.* 6,328 119,916
Teekay Corp.*(a) 6,581 20,664
Teekay Tankers Ltd., Class
A*(a) 2,260 47,166
Tellurian, Inc.*(a) 47,968 178,441
Uranium Energy Corp.*(a) 24,506 102,925
Ur-Energy, Inc.*(a) 17,145 20,403
VAALCO Energy, Inc.(a) 5,719 33,914
Vertex Energy, Inc.*(a) 5,055 68,647
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
W&T Offshore, Inc.* 9,549 47,458
World Fuel Services Corp. 6,250 173,250
9,825,396
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 1,645 58,726
Glatfelter Corp. 4,694 28,821
Resolute Forest Products,
Inc.* 4,527 91,808
Sylvamo Corp. 3,209 125,921
305,276
Personal Products 0.7%
Beauty Health Co. (The)*(a) 9,135 121,678
BellRing Brands, Inc.* 10,716 258,684
Edgewell Personal Care Co. 5,081 202,122
elf Beauty, Inc.* 4,619 154,875
Herbalife Nutrition Ltd.* 9,350 228,234
Honest Co., Inc. (The)* 8,045 26,870
Inter Parfums, Inc. 1,708 142,567
Medifast, Inc. 1,059 178,113
Nature's Sunshine Products,
Inc.* 1,134 11,850
Nu Skin Enterprises, Inc.,
Class A 4,710 204,932
Thorne HealthTech, Inc.*(a) 1,655 8,590
USANA Health Sciences, Inc.* 1,073 74,702
Veru, Inc.*(a) 6,178 74,754
1,687,971
Pharmaceuticals 1.5%
Aclaris Therapeutics, Inc.* 5,604 86,358
Aerie Pharmaceuticals, Inc.* 4,306 30,185
Amneal Pharmaceuticals, Inc.* 10,204 36,122
Amphastar Pharmaceuticals,
Inc.* 3,709 138,680
Amylyx Pharmaceuticals, Inc.* 904 24,399
ANI Pharmaceuticals, Inc.*(a) 1,046 35,826
Arvinas, Inc.* 4,700 249,617
Atea Pharmaceuticals, Inc.* 7,410 60,762
Athira Pharma, Inc.* 3,056 10,635
Axsome Therapeutics, Inc.* 2,670 103,035
Cara Therapeutics, Inc.*(a) 4,282 37,425
Cassava Sciences, Inc.* 3,625 59,196
CinCor Pharma, Inc.* 1,094 24,746
Collegium Pharmaceutical,
Inc.* 3,301 56,744
Corcept Therapeutics, Inc.* 8,108 232,375
DICE Therapeutics, Inc.*(a) 2,520 43,445
Edgewise Therapeutics,
Inc.*(a) 3,166 30,615
Endo International plc*(a) 21,775 11,545
Esperion Therapeutics, Inc.*(a) 5,447 31,429
Evolus, Inc.* 3,056 37,681
EyePoint Pharmaceuticals,
Inc.*(a) 2,729 24,916
Fulcrum Therapeutics, Inc.*(a) 2,513 14,776
Harmony Biosciences
Holdings, Inc.* 2,448 124,187
Innoviva, Inc.*(a) 5,534 79,358
Intra-Cellular Therapies, Inc.* 8,536 461,968

Nationwide Small Cap Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Pharmaceuticals
Liquidia Corp.* 4,119 20,204
Nektar Therapeutics* 15,786 62,513
NGM Biopharmaceuticals,
Inc.* 3,797 54,981
Nuvation Bio, Inc.*(a) 10,446 28,831
Ocular Therapeutix, Inc.* 7,507 33,631
Pacira BioSciences, Inc.* 4,224 238,909
Phathom Pharmaceuticals,
Inc.* 1,919 17,674
Phibro Animal Health Corp.,
Class A 2,135 41,782
Prestige Consumer
Healthcare, Inc.* 4,666 281,406
Provention Bio, Inc.*(a) 5,449 20,815
Reata Pharmaceuticals, Inc.,
Class A* 2,690 82,529
Relmada Therapeutics, Inc.* 2,342 59,955
Revance Therapeutics, Inc.* 6,651 103,224
SIGA Technologies, Inc.(a) 4,614 79,315
Supernus Pharmaceuticals,
Inc.* 4,656 147,828
Tarsus Pharmaceuticals,
Inc.*(a) 1,855 27,862
Theravance Biopharma, Inc.* 6,371 56,001
Theseus Pharmaceuticals,
Inc.*(a) 1,101 7,938
Tricida, Inc.*(a) 2,916 26,711
Ventyx Biosciences, Inc.*(a) 2,004 30,280
Xeris Biopharma Holdings,
Inc.*(a) 11,522 16,361
3,484,775
Professional Services 1.8%
Alight, Inc., Class A* 32,406 244,341
ASGN, Inc.* 4,673 484,871
Atlas Technical Consultants,
Inc.*(a) 1,304 9,154
Barrett Business Services, Inc. 715 58,337
CBIZ, Inc.* 4,632 211,312
CRA International, Inc. 674 66,733
Exponent, Inc. 4,802 482,553
First Advantage Corp.* 5,206 73,040
Forrester Research, Inc.* 1,137 52,859
Franklin Covey Co.* 1,259 65,884
Heidrick & Struggles
International, Inc. 1,849 57,578
HireRight Holdings Corp.* 2,121 31,518
Huron Consulting Group, Inc.* 2,028 136,079
ICF International, Inc. 1,761 166,150
Insperity, Inc. 3,422 375,530
Kelly Services, Inc., Class A 3,187 69,094
Kforce, Inc. 1,938 127,617
Korn Ferry 5,051 330,891
Legalzoom.com, Inc.*(a) 8,928 93,565
ManTech International Corp.,
Class A 2,758 264,272
Planet Labs PBC* 14,044 74,855
Red Violet, Inc.*(a) 752 17,747
Resources Connection, Inc. 2,989 64,144
Skillsoft Corp.*(a) 6,992 26,849
Common Stocks
Shares Value ($)
Professional Services
Spire Global, Inc.*(a) 9,981 14,972
Sterling Check Corp.*(a) 2,353 46,236
TriNet Group, Inc.* 3,536 291,720
TrueBlue, Inc.* 3,325 71,953
Upwork, Inc.*(a) 11,223 208,299
Willdan Group, Inc.* 1,086 29,550
4,247,703
Real Estate Management & Development 0.8%
Anywhere Real Estate, Inc.*(a) 10,917 108,406
Compass, Inc., Class A*(a) 24,065 91,928
Cushman & Wakefield plc* 14,612 245,482
DigitalBridge Group, Inc.* 54,291 297,515
Doma Holdings, Inc.*(a) 12,292 9,121
Douglas Elliman, Inc. 6,899 41,394
eXp World Holdings, Inc.(a) 6,861 101,954
Forestar Group, Inc.* 1,740 24,082
FRP Holdings, Inc.* 633 37,347
Kennedy-Wilson Holdings, Inc. 11,155 230,462
Marcus & Millichap, Inc. 2,250 92,070
Newmark Group, Inc., Class A 13,447 153,296
Offerpad Solutions, Inc.*(a) 6,108 12,888
RE/MAX Holdings, Inc., Class
A 1,632 41,355
Redfin Corp.*(a) 9,869 85,860
RMR Group, Inc. (The), Class
A 1,446 41,804
Seritage Growth Properties,
Class A* 4,572 54,955
St Joe Co. (The)(a) 3,210 134,884
Stratus Properties, Inc.*(a) 455 14,410
Tejon Ranch Co.* 1,728 28,546
1,847,759
Road & Rail 0.6%
ArcBest Corp. 2,221 196,781
Bird Global, Inc., Class A*(a) 24,076 12,953
Covenant Logistics Group, Inc. 1,155 38,658
Daseke, Inc.* 4,227 35,422
Heartland Express, Inc. 4,267 67,760
Marten Transport Ltd. 5,692 122,719
PAM Transportation Services,
Inc.* 768 27,479
Saia, Inc.*(a) 2,483 590,581
TuSimple Holdings, Inc., Class
A*(a) 12,700 126,492
Universal Logistics Holdings,
Inc. 692 20,795
Werner Enterprises, Inc. 5,953 261,694
1,501,334
Semiconductors & Semiconductor Equipment 2.8%
ACM Research, Inc., Class A* 4,260 71,909
Alpha & Omega
Semiconductor Ltd.*(a) 2,025 85,070
Ambarella, Inc.* 3,407 294,876
Amkor Technology, Inc.(a) 9,639 194,419
Atomera, Inc.*(a) 2,268 26,490
Axcelis Technologies, Inc.* 3,125 219,781
AXT, Inc.* 4,177 36,632
CEVA, Inc.* 2,039 75,912

86 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Cohu, Inc.* 4,542 129,810
Credo Technology Group
Holding Ltd.*(a) 2,079 33,368
CyberOptics Corp.* 538 21,881
Diodes, Inc.* 4,112 334,593
FormFactor, Inc.* 7,244 257,597
Ichor Holdings Ltd.* 2,684 83,902
Impinj, Inc.* 2,029 172,506
indie Semiconductor, Inc.,
Class A* 8,732 62,870
Kulicke & Soffa Industries, Inc. 5,558 267,451
MACOM Technology Solutions
Holdings, Inc.* 4,657 269,827
MaxLinear, Inc.* 6,756 273,010
NeoPhotonics Corp.* 4,962 79,342
Onto Innovation, Inc.* 4,593 382,367
PDF Solutions, Inc.* 2,937 79,240
Photronics, Inc.* 5,761 137,169
Power Integrations, Inc. 5,391 458,289
Rambus, Inc.* 10,439 263,898
Rigetti Computing, Inc.*(a) 2,958 13,104
Rockley Photonics Holdings
Ltd.*(a) 8,879 22,730
Semtech Corp.* 5,961 371,549
Silicon Laboratories, Inc.*(a) 3,365 496,270
SiTime Corp.* 1,468 273,019
SkyWater Technology, Inc.*(a) 745 10,013
SMART Global Holdings, Inc.* 4,601 90,272
SunPower Corp.*(a) 7,688 156,605
Synaptics, Inc.* 3,703 536,750
Transphorm, Inc.*(a) 2,324 11,969
Ultra Clean Holdings, Inc.* 4,222 141,859
Veeco Instruments, Inc.* 4,719 102,874
6,539,223
Software 4.8%
8x8, Inc.* 10,793 52,778
A10 Networks, Inc.(a) 5,968 88,983
ACI Worldwide, Inc.* 10,655 303,987
Agilysys, Inc.*(a) 1,732 83,656
Alarm.com Holdings, Inc.* 4,481 317,120
Alkami Technology, Inc.*(a) 3,588 49,945
Altair Engineering, Inc., Class
A*(a) 4,881 287,540
American Software, Inc., Class
A 2,802 50,100
Amplitude, Inc., Class A*(a) 5,079 75,068
Appfolio, Inc., Class A* 1,823 185,600
Appian Corp.*(a) 3,762 182,570
Arteris, Inc.* 2,093 16,870
Asana, Inc., Class A*(a) 7,130 137,752
Avaya Holdings Corp.*(a) 7,893 7,093
AvePoint, Inc.* 11,189 56,281
Benefitfocus, Inc.*(a) 2,366 20,040
Blackbaud, Inc.* 4,263 261,407
Blackline, Inc.* 5,263 332,727
Blend Labs, Inc., Class A* 16,607 43,842
Box, Inc., Class A* 11,858 337,242
BTRS Holdings, Inc., Class 1* 8,967 57,837
C3.ai, Inc., Class A* 6,216 114,437
Common Stocks
Shares Value ($)
Software
Cerence, Inc.* 3,839 108,145
ChannelAdvisor Corp.* 2,883 42,495
Cipher Mining, Inc.*(a) 17,546 30,179
Cleanspark, Inc.*(a) 4,032 16,088
Clear Secure, Inc., Class A*(a) 5,708 144,527
CommVault Systems, Inc.* 4,209 236,083
Consensus Cloud Solutions,
Inc.*(a) 1,538 83,098
Couchbase, Inc.* 2,216 33,750
CS Disco, Inc.*(a) 2,111 51,804
Cvent Holding Corp.*(a) 7,481 46,681
Digimarc Corp.*(a) 1,247 19,092
Digital Turbine, Inc.* 8,558 171,759
Domo, Inc., Class B* 2,681 75,095
Duck Creek Technologies,
Inc.*(a) 6,990 96,462
E2open Parent Holdings, Inc.* 18,807 126,947
Ebix, Inc.(a) 2,515 59,505
eGain Corp.* 2,246 19,900
Enfusion, Inc., Class A* 2,058 23,667
EngageSmart, Inc.* 3,227 60,893
Envestnet, Inc.* 5,149 300,032
Everbridge, Inc.* 3,602 90,554
EverCommerce, Inc.*(a) 2,830 32,488
ForgeRock, Inc., Class A*(a) 2,502 50,716
Greenidge Generation
Holdings, Inc.*(a) 850 2,533
Instructure Holdings, Inc.*(a) 1,705 41,670
Intapp, Inc.*(a) 1,361 20,646
InterDigital, Inc. 2,891 177,478
IronNet, Inc.*(a) 5,559 12,341
Kaleyra, Inc.*(a) 4,675 10,612
KnowBe4, Inc., Class A*(a) 6,639 94,871
Latch, Inc.*(a) 9,822 11,786
LivePerson, Inc.* 6,289 85,782
LiveRamp Holdings, Inc.* 6,340 168,707
Marathon Digital Holdings,
Inc.*(a) 9,046 117,508
Matterport, Inc.* 19,954 84,804
MeridianLink, Inc.*(a) 2,138 36,453
MicroStrategy, Inc., Class
A*(a) 887 253,735
Mitek Systems, Inc.*(a) 3,977 43,270
Model N, Inc.* 3,337 83,825
Momentive Global, Inc.* 12,430 107,519
N-able, Inc.* 5,998 58,900
NextNav, Inc.*(a) 5,715 15,773
Olo, Inc., Class A* 8,121 86,976
ON24, Inc.* 3,640 34,980
OneSpan, Inc.* 3,447 38,158
PagerDuty, Inc.*(a) 7,852 203,602
Ping Identity Holding Corp.* 7,079 121,405
Progress Software Corp. 4,136 194,227
PROS Holdings, Inc.*(a) 3,788 92,314
Q2 Holdings, Inc.* 5,230 229,597
Qualys, Inc.* 3,649 446,346
Rapid7, Inc.*(a) 5,401 345,502
Rimini Street, Inc.* 4,202 29,498
Riot Blockchain, Inc.*(a) 10,138 74,210

Nationwide Small Cap Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Software
Sailpoint Technologies
Holdings, Inc.* 8,687 553,970
Sapiens International Corp.
NV(a) 2,958 77,825
SecureWorks Corp., Class A* 927 9,205
ShotSpotter, Inc.* 841 28,249
Sprout Social, Inc., Class A* 4,290 223,509
SPS Commerce, Inc.* 3,412 408,621
Sumo Logic, Inc.* 8,317 56,306
Telos Corp.* 5,243 41,629
Tenable Holdings, Inc.* 10,371 400,839
Upland Software, Inc.* 2,485 28,130
UserTesting, Inc.*(a) 4,186 26,497
Varonis Systems, Inc.* 10,202 259,437
Verint Systems, Inc.* 6,162 281,419
Veritone, Inc.*(a) 2,716 19,093
Viant Technology, Inc., Class
A* 1,092 5,427
Weave Communications,
Inc.*(a) 447 2,239
WM Technology, Inc.* 6,364 21,638
Workiva, Inc.*(a) 4,373 286,432
Xperi Holding Corp. 9,947 166,712
Yext, Inc.* 11,026 48,294
Zeta Global Holdings Corp.,
Class A* 2,859 15,296
Zuora, Inc., Class A* 10,696 91,023
11,359,653
Specialty Retail 2.2%
Aaron's Co., Inc. (The)(a) 2,877 37,459
Abercrombie & Fitch Co.,
Class A* 4,488 79,931
Academy Sports & Outdoors,
Inc. 7,716 332,019
American Eagle Outfitters, Inc.
(a) 14,334 172,581
America's Car-Mart, Inc.*(a) 575 59,553
Arko Corp. 7,859 71,753
Asbury Automotive Group,
Inc.*(a) 2,070 355,295
Bed Bath & Beyond, Inc.* 7,287 36,654
Big 5 Sporting Goods Corp.(a) 1,973 25,373
Boot Barn Holdings, Inc.* 2,748 171,200
Buckle, Inc. (The) 2,889 87,248
Build-A-Bear Workshop, Inc. 1,190 19,004
Caleres, Inc. 3,414 84,735
Camping World Holdings, Inc.,
Class A 3,445 93,153
Cato Corp. (The), Class A 1,875 23,156
Chico's FAS, Inc.* 11,400 57,228
Children's Place, Inc. (The)*(a) 1,301 56,385
Citi Trends, Inc.* 845 20,770
Conn's, Inc.* 1,723 16,231
Container Store Group, Inc.
(The)* 3,257 24,297
Designer Brands, Inc., Class
A(a) 5,697 82,208
Destination XL Group, Inc.* 4,979 20,613
EVgo, Inc.*(a) 6,172 55,363
Common Stocks
Shares Value ($)
Specialty Retail
Express, Inc.* 5,715 9,658
Foot Locker, Inc.(a) 7,806 221,456
Genesco, Inc.* 1,247 69,894
Group 1 Automotive, Inc. 1,526 269,980
GrowGeneration Corp.*(a) 5,296 25,686
Guess?, Inc.(a) 2,927 55,350
Haverty Furniture Cos., Inc. 1,581 43,209
Hibbett, Inc.(a) 1,294 60,714
JOANN, Inc. 1,100 9,944
LL Flooring Holdings, Inc.* 2,943 29,548
MarineMax, Inc.* 2,039 83,273
Monro, Inc. 3,132 157,070
Murphy USA, Inc.(a) 2,098 596,587
National Vision Holdings, Inc.* 7,659 223,183
ODP Corp. (The)* 3,869 140,445
OneWater Marine, Inc., Class
A* 1,039 37,653
Party City Holdco, Inc.*(a) 10,472 11,938
Rent-A-Center, Inc. 4,778 112,426
Sally Beauty Holdings, Inc.* 10,188 130,203
Shoe Carnival, Inc. 1,674 36,510
Signet Jewelers Ltd.(a) 4,244 258,714
Sleep Number Corp.*(a) 2,091 94,220
Sonic Automotive, Inc., Class
A(a) 1,731 72,442
Sportsman's Warehouse
Holdings, Inc.* 4,125 40,673
Tile Shop Holdings, Inc. 3,582 11,928
Tilly's, Inc., Class A 2,277 17,237
Torrid Holdings, Inc.*(a) 2,376 9,647
TravelCenters of America,
Inc.* 1,183 49,355
Urban Outfitters, Inc.*(a) 6,262 128,246
Volta, Inc.*(a) 10,981 20,205
Warby Parker, Inc., Class A*(a) 7,581 93,929
Winmark Corp. 267 59,314
Zumiez, Inc.*(a) 1,620 42,120
5,204,966
Technology Hardware, Storage & Peripherals 0.4%
3D Systems Corp.*(a) 11,875 135,850
Avid Technology, Inc.* 3,499 98,182
Corsair Gaming, Inc.*(a) 3,474 48,983
Diebold Nixdorf, Inc.* 6,882 22,229
Eastman Kodak Co.*(a) 5,900 32,509
IonQ, Inc.* 10,738 57,985
Super Micro Computer, Inc.* 4,295 231,973
Turtle Beach Corp.*(a) 1,441 18,733
Xerox Holdings Corp. 11,011 188,619
835,063
Textiles, Apparel & Luxury Goods 0.6%
Allbirds, Inc., Class A* 8,239 42,349
Crocs, Inc.* 5,750 411,930
Ermenegildo Zegna Holditalia
SpA 4,685 51,535
Fossil Group, Inc.* 4,469 26,948
G-III Apparel Group Ltd.* 4,265 94,214
Kontoor Brands, Inc. 5,312 193,888
Movado Group, Inc. 1,489 50,596
Oxford Industries, Inc. 1,391 132,701

88 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
PLBY Group, Inc.*(a) 2,726 17,501
Rocky Brands, Inc. 535 17,591
Steven Madden Ltd. 7,309 231,695
Superior Group of Cos., Inc. 1,108 20,454
Unifi, Inc.* 1,392 18,973
Wolverine World Wide, Inc. 7,660 172,120
1,482,495
Thrifts & Mortgage Finance 1.5%
Axos Financial, Inc.* 5,125 214,020
Blue Foundry Bancorp*(a) 2,644 31,014
Bridgewater Bancshares, Inc.* 2,014 35,205
Capitol Federal Financial, Inc. 12,315 118,101
Columbia Financial, Inc.*(a) 3,068 62,403
Enact Holdings, Inc.(a) 2,787 64,212
Essent Group Ltd. 9,919 414,217
Federal Agricultural Mortgage
Corp., Class C 862 95,070
Finance of America Cos., Inc.,
Class A*(a) 3,164 5,600
Flagstar Bancorp, Inc. 5,010 206,412
Greene County Bancorp, Inc.
(a) 286 13,119
Hingham Institution for
Savings 139 40,311
Home Bancorp, Inc. 818 30,814
Home Point Capital, Inc.(a) 642 2,363
Kearny Financial Corp. 5,803 67,953
Luther Burbank Corp. 1,224 16,145
Merchants Bancorp 1,376 36,409
Mr. Cooper Group, Inc.* 6,674 300,664
NMI Holdings, Inc., Class A* 8,042 152,315
Northfield Bancorp, Inc. 3,885 57,187
PennyMac Financial Services,
Inc. 2,906 159,220
Pioneer Bancorp, Inc.*(a) 1,383 13,429
Provident Bancorp, Inc. 1,535 23,240
Provident Financial Services,
Inc. 6,956 169,448
Radian Group, Inc. 16,398 366,823
Southern Missouri Bancorp,
Inc.(a) 686 37,003
Sterling Bancorp, Inc.* 1,722 10,780
TrustCo Bank Corp. NY 1,139 38,225
Velocity Financial, Inc.* 813 9,618
Walker & Dunlop, Inc.(a) 2,893 325,867
Waterstone Financial, Inc. 1,891 35,267
WSFS Financial Corp. 5,787 276,156
3,428,610
Tobacco 0.1%
22nd Century Group, Inc.*(a) 14,307 24,036
Turning Point Brands, Inc.(a) 1,380 33,120
Universal Corp. 2,280 127,475
Vector Group Ltd. 13,429 149,599
334,230
Trading Companies & Distributors 1.5%
Alta Equipment Group, Inc.* 1,843 20,715
Applied Industrial
Technologies, Inc. 3,600 362,124
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Beacon Roofing Supply, Inc.* 5,003 300,280
BlueLinx Holdings, Inc.*(a) 850 68,000
Boise Cascade Co. 3,733 263,960
Custom Truck One Source,
Inc.*(a) 5,616 34,763
Distribution Solutions Group,
Inc.* 479 23,758
DXP Enterprises, Inc.* 1,558 52,972
GATX Corp. 3,354 336,239
Global Industrial Co. 1,274 45,546
GMS, Inc.* 4,067 215,836
H&E Equipment Services, Inc. 3,076 109,967
Herc Holdings, Inc. 2,385 295,788
Hudson Technologies, Inc.*(a) 3,808 33,929
Karat Packaging, Inc.* 412 7,840
McGrath RentCorp 2,268 191,329
MRC Global, Inc.* 7,907 91,879
NOW, Inc.* 10,446 115,533
Rush Enterprises, Inc., Class A 3,973 191,459
Rush Enterprises, Inc., Class
B 610 33,092
Textainer Group Holdings Ltd. 4,490 152,525
Titan Machinery, Inc.* 1,946 54,741
Transcat, Inc.* 722 44,995
Triton International Ltd. 5,822 373,074
Veritiv Corp.* 1,340 166,187
3,586,531
Water Utilities 0.4%
American States Water Co. 3,568 311,023
Artesian Resources Corp.,
Class A 675 34,803
California Water Service
Group 5,029 302,142
Global Water Resources, Inc. 1,383 18,297
Middlesex Water Co. 1,626 154,649
Pure Cycle Corp.* 1,413 14,921
SJW Group 2,540 166,776
York Water Co. (The) 1,234 53,050
1,055,661
Wireless Telecommunication Services 0.2%
Gogo, Inc.* 4,556 79,092
KORE Group Holdings, Inc.* 3,207 8,531
Shenandoah
Telecommunications Co. 4,580 102,134
Telephone & Data Systems,
Inc. 9,577 151,412
United States Cellular Corp.* 1,449 42,441
383,610
Total Common Stocks
(cost $204,794,354) 232,275,464
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Aduro Biotech, Inc., CVR*^∞ 1,489 0

Nationwide Small Cap Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 89
Rights
Number of
Rights
Value ($)
Biotechnology
Oncternal Therapeutics, Inc.,
CVR*∞ 95 98
98
Pharmaceuticals 0.0%
†
Zogenix, Inc., CVR*^∞ 5,150 0
Total Rights
(cost $3,781) 98
Repurchase Agreement 8.9%
Principal
Amount ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $21,050,814,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$21,471,830.(b) 21,046,884 21,046,884
Total Repurchase Agreement
(cost $21,046,884) 21,046,884
Total Investments
(cost $225,845,019) — 107.4% 253,322,446
Liabilities in excess of other assets — (7.4)% (17,352,403)
NET ASSETS — 100.0%
$ 235,970,043
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2022. The total value of securities on loan as of
July 31, 2022 was $36,252,111, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $21,046,884 and by $16,350,902 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 9/1/2022 – 5/15/2052, a total value of $37,397,786.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $21,046,884.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 406 9/2022 USD 3,827,159 192,205
Net contracts 192,205
As of July 31, 2022, the Fund had $225,600 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

90 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Small Cap Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 91
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,103,707 $ – $ – $ 2,103,707
Air Freight & Logistics 908,384 – – 908,384
Airlines 931,581 – – 931,581
Auto Components 3,224,795 – – 3,224,795
Automobiles 489,748 – – 489,748
Banks 22,417,547 – – 22,417,547
Beverages 1,250,392 – – 1,250,392
Biotechnology 16,715,902 – – 16,715,902
Building Products 3,154,654 – – 3,154,654
Capital Markets 3,643,805 – – 3,643,805
Chemicals 4,989,532 – – 4,989,532
Commercial Services & Supplies 3,494,966 – – 3,494,966
Communications Equipment 2,152,029 – – 2,152,029
Construction & Engineering 3,277,917 – – 3,277,917
Construction Materials 339,204 – – 339,204
Consumer Finance 1,711,926 – – 1,711,926
Containers & Packaging 689,782 – – 689,782
Distributors 90,371 – – 90,371
Diversified Consumer Services 2,253,140 – – 2,253,140
Diversified Financial Services 604,928 – – 604,928
Diversified Telecommunication Services 1,471,807 – – 1,471,807
Electric Utilities 1,713,674 – – 1,713,674
Electrical Equipment 2,908,099 – – 2,908,099
Electronic Equipment, Instruments &
Components 5,500,614 – – 5,500,614
Energy Equipment & Services 3,589,037 – – 3,589,037
Entertainment 791,428 – – 791,428
Equity Real Estate Investment Trusts
(REITs) 14,414,132 – – 14,414,132
Food & Staples Retailing 1,338,611 – – 1,338,611
Food Products 2,695,729 – – 2,695,729
Gas Utilities 2,936,115 – – 2,936,115
Health Care Equipment & Supplies 9,147,297 – – 9,147,297
Health Care Providers & Services 7,063,134 – – 7,063,134
Health Care Technology 1,392,065 – – 1,392,065
Hotels, Restaurants & Leisure 5,167,352 – – 5,167,352
Household Durables 3,898,963 – – 3,898,963
Household Products 608,375 – – 608,375
Independent Power and Renewable
Electricity Producers 1,108,238 – – 1,108,238
Industrial Conglomerates 49,242 – – 49,242
Insurance 4,465,017 – – 4,465,017
Interactive Media & Services 1,799,542 – – 1,799,542
Internet & Direct Marketing Retail 947,870 – – 947,870
IT Services 5,164,039 – – 5,164,039
Leisure Products 1,121,173 – – 1,121,173
Life Sciences Tools & Services 1,591,578 – – 1,591,578
Machinery 8,973,867 – – 8,973,867
Marine 685,043 – – 685,043
Media 2,119,736 – – 2,119,736
Metals & Mining 3,265,799 – – 3,265,799
Mortgage Real Estate Investment Trusts
(REITs) 3,453,245 – – 3,453,245
Multiline Retail 234,237 – – 234,237
Multi-Utilities 1,105,840 – – 1,105,840
Oil, Gas & Consumable Fuels 9,825,396 – – 9,825,396
Paper & Forest Products 305,276 – – 305,276
Personal Products 1,687,971 – – 1,687,971

92 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Level 1 Level 2 Level 3 Total
Assets:
Pharmaceuticals $ 3,484,775 $ – $ – $ 3,484,775
Professional Services 4,247,703 – – 4,247,703
Real Estate Management & Development 1,847,759 – – 1,847,759
Road & Rail 1,501,334 – – 1,501,334
Semiconductors & Semiconductor
Equipment 6,539,223 – – 6,539,223
Software 11,359,653 – – 11,359,653
Specialty Retail 5,204,966 – – 5,204,966
Technology Hardware, Storage &
Peripherals 835,063 – – 835,063
Textiles, Apparel & Luxury Goods 1,482,495 – – 1,482,495
Thrifts & Mortgage Finance 3,428,610 – – 3,428,610
Tobacco 334,230 – – 334,230
Trading Companies & Distributors 3,586,531 – – 3,586,531
Water Utilities 1,055,661 – – 1,055,661
Wireless Telecommunication Services 383,610 – – 383,610
Total Common Stocks $ 232,275,464 $ – $ – $ 232,275,464
Futures Contracts 192,205 – – 192,205
Repurchase Agreement – 21,046,884 – 21,046,884
Rights   – 98 – 98
Total $ 232,467,669 $ 21,046,982 $ – $ 253,514,651
As of July 31, 2022, the Fund held one common stock and two rights investments that were categorized as Level 3 investments which were each valued at $0.
Common
Stocks Rights Total
Balance as of 10/31/2021 $ — $ — $ —
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — — —
Purchases — — —
Sales — (686) (686)
Change in Unrealized Appreciation/Depreciation — 686 686
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 7/31/2022 $ — $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
7/31/2022 $ — $ 686 $ 686

Nationwide Small Cap Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 93
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2022:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 192,205
Total $ 192,205
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

94 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks 99.7%
Shares Value ($)
Aerospace & Defense 8.2%
Boeing Co. (The)* 42,911 6,836,152
General Dynamics Corp. 42,911 9,726,636
L3Harris Technologies, Inc. 42,911 10,297,353
Lockheed Martin Corp. 42,911 17,757,001
Raytheon Technologies Corp. 42,911 3,999,734
48,616,876
Biotechnology 4.0%
Amgen, Inc. 42,911 10,619,185
Biogen, Inc.* 42,911 9,228,440
Gilead Sciences, Inc. 42,911 2,563,932
Myriad Genetics, Inc.* 42,911 1,131,992
23,543,549
Chemicals 0.5%
DuPont de Nemours, Inc. 42,911 2,627,441
Communications Equipment 6.2%
Ciena Corp.* 42,911 2,214,208
Cisco Systems, Inc. 42,911 1,946,872
F5, Inc.* 42,911 7,181,585
Juniper Networks, Inc. 42,911 1,202,795
Motorola Solutions, Inc.(a) 42,911 10,238,135
Nokia OYJ, ADR-FI 42,911 222,279
Ubiquiti, Inc.(a) 42,911 12,943,245
Viavi Solutions, Inc.* 42,911 635,083
36,584,202
Diversified Telecommunication Services 0.1%
AT&T, Inc. 42,911 805,869
Electrical Equipment 0.3%
Sensata Technologies Holding
plc 42,911 1,908,252
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A 42,911 3,309,726
Corning, Inc. 42,911 1,577,408
LG Display Co. Ltd.,
ADR-KR(a) 42,911 254,462
5,141,596
Energy Equipment & Services 0.6%
Halliburton Co. 42,911 1,257,292
NOV, Inc. 42,911 798,574
Schlumberger NV 42,911 1,588,994
3,644,860
Entertainment 0.6%
Activision Blizzard, Inc. 42,911 3,430,734
Health Care Equipment & Supplies 1.4%
Baxter International, Inc. 42,911 2,517,159
Boston Scientific Corp.* 42,911 1,761,497
Medtronic plc 42,911 3,970,126
8,248,782
Health Care Technology 1.6%
Veeva Systems, Inc., Class A* 42,911 9,594,041
Household Durables 1.0%
Garmin Ltd.(a) 42,911 4,188,972
iRobot Corp.*(a) 42,911 1,974,335
6,163,307
Common Stocks
Shares Value ($)
Industrial Conglomerates 1.4%
Honeywell International, Inc. 42,911 8,258,651
Interactive Media & Services 2.1%
Meta Platforms, Inc., Class A* 42,911 6,827,140
Twitter, Inc.* 42,911 1,785,527
Ziff Davis, Inc.* 42,911 3,513,982
12,126,649
Internet & Direct Marketing Retail 2.4%
Alibaba Group Holding Ltd.,
ADR-CN* 42,911 3,834,956
Amazon.com, Inc.* 42,911 5,790,839
eBay, Inc. 42,911 2,086,762
JD.com, Inc., ADR-CN(a) 42,911 2,553,205
14,265,762
IT Services 9.8%
Akamai Technologies, Inc.* 42,911 4,128,896
Amdocs Ltd. 42,911 3,735,832
Automatic Data Processing,
Inc. 42,911 10,346,700
DXC Technology Co.*(a) 42,911 1,355,987
International Business
Machines Corp. 42,911 5,612,330
Mastercard, Inc., Class A 42,911 15,181,483
VeriSign, Inc.* 42,911 8,117,045
Visa, Inc., Class A 42,911 9,101,852
57,580,125
Life Sciences Tools & Services 9.0%
Agilent Technologies, Inc. 42,911 5,754,365
Danaher Corp. 42,911 12,507,269
Illumina, Inc.* 42,911 9,297,955
Thermo Fisher Scientific, Inc. 42,911 25,678,372
53,237,961
Pharmaceuticals 1.7%
AstraZeneca plc, ADR-UK(a) 42,911 2,841,995
Bausch Health Cos., Inc.*(a) 42,911 198,249
Bristol-Myers Squibb Co. 42,911 3,165,974
Novartis AG, ADR-CH 42,911 3,683,051
9,889,269
Semiconductors & Semiconductor Equipment 26.0%
Advanced Micro Devices, Inc.* 42,911 4,053,802
Analog Devices, Inc. 42,911 7,378,976
Applied Materials, Inc. 42,911 4,547,708
ASML Holding NV
(Registered), NYRS-NL 42,911 24,649,795
Broadcom, Inc. 42,911 22,977,982
FormFactor, Inc.* 42,911 1,525,915
Intel Corp. 42,911 1,558,098
KLA Corp. 42,911 16,458,085
Lam Research Corp. 42,911 21,477,385
Microchip Technology, Inc. 42,911 2,954,851
Micron Technology, Inc. 42,911 2,654,474
NVIDIA Corp. 42,911 7,793,925
NXP Semiconductors NV 42,911 7,890,475
ON Semiconductor Corp.* 42,911 2,865,597
QUALCOMM, Inc. 42,911 6,224,670
Synaptics, Inc.* 42,911 6,219,949
Teradyne, Inc. 42,911 4,329,291

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. 42,911 7,676,349
153,237,327
Software 18.8%
Adobe, Inc.* 42,911 17,598,659
Check Point Software
Technologies Ltd.* 42,911 5,346,711
Citrix Systems, Inc. 42,911 4,351,605
InterDigital, Inc. 42,911 2,634,306
Intuit, Inc. 42,911 19,574,711
LiveRamp Holdings, Inc.* 42,911 1,141,862
Microsoft Corp. 42,911 12,046,834
NortonLifeLock, Inc. 42,911 1,052,607
Open Text Corp. 42,911 1,755,060
Oracle Corp. 42,911 3,340,192
Progress Software Corp. 42,911 2,015,101
PTC, Inc.* 42,911 5,294,359
Salesforce, Inc.* 42,911 7,896,482
SAP SE, ADR-DE 42,911 3,999,734
Synopsys, Inc.* 42,911 15,769,793
Teradata Corp.* 42,911 1,643,062
VMware, Inc., Class A 42,911 4,986,258
Xperi Holding Corp. 42,911 719,188
111,166,524
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc. 42,911 6,973,467
HP, Inc. 42,911 1,432,798
NetApp, Inc.(a) 42,911 3,060,842
Seagate Technology Holdings
plc 42,911 3,432,022
Western Digital Corp.* 42,911 2,106,930
Xerox Holdings Corp. 42,911 735,065
17,741,124
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 42,911 678,423
Total Common Stocks
(cost $171,207,014) 588,491,324
Repurchase Agreement 1.9%
Principal
Amount ($) Value ($)
CF Secured, LLC,
2.24%, dated 7/29/2022,
due 8/1/2022, repurchase
price $11,503,721,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.50%, maturing
9/30/2022 - 5/15/2052;
total market value
$11,733,795.(b) 11,501,573 11,501,573
Total Repurchase Agreement
(cost $11,501,573) 11,501,573
Total Investments
(cost $182,708,587) — 101.6% 599,992,897
Liabilities in excess of other assets — (1.6)% (9,560,259)
NET ASSETS — 100.0%
$ 590,432,638
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2022. The total value of securities on loan as of July 31,
2022 was $13,943,557, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $11,501,573 and by $2,802,028 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
9/1/2022 – 5/15/2052, a total value of $14,303,601.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2022 was $11,501,573.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom
Futures contracts outstanding as of July 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 10 9/2022 USD 2,594,300 193,842
Net contracts 193,842
As of July 31, 2022, the Fund had $174,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

96 - Statement of Investments - July 31, 2022 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2022 (Unaudited) - Statement of Investments - 97
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of
July 31, 2022
:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of
July 31, 2022
:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 588,491,324 $ – $ – $ 588,491,324
Futures Contracts 193,842 – – 193,842
Repurchase Agreement – 11,501,573 – 11,501,573
Total $ 588,685,166 $ 11,501,573 $ – $ 600,186,739
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 193,842
Total $ 193,842
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.